UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Government Income Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

February 29, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® Government Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	11.9	17.1
1 - 1.99%	27.6	23.1
2 - 2.99%	14.9	12.3
3 - 3.99%	21.6	22.4
4 - 4.99%	13.6	13.2
5 - 5.99%	9.0	9.2
6 - 6.99%	0.5	0.7
7% and above	0.6	0.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	6.8	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.1	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Mortgage Securities	23.9%
CMOs and Other Mortgage Related Securities	24.0%
U.S. Treasury Obligations	46.3%
U.S. Government Agency Obligations***	3.2%
Foreign Government & Government Agency Obligations	3.4%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.8)%

 * Foreign investments - 3.4%

 ** Futures and Swaps - 0.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*,**
Mortgage Securities	24.5%
CMOs and Other Mortgage Related Securities	24.7%
U.S. Treasury Obligations	47.1%
U.S. Government Agency Obligations***	2.8%
Foreign Government & Government Agency Obligations	3.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(2.7)%

 * Futures and Swaps - 3.2%

 ** Foreign investments - 3.6%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 49.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
1% 2/26/19	$478	$477
1.125% 7/20/18	229	230
1.125% 12/14/18	240	241
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,175	1,242
Series 2002-20K Class 1, 5.08% 11/1/22	1,644	1,767
Series 2004-20H Class 1, 5.17% 8/1/24	668	728
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,457
4.25% 9/15/65	25,633	26,970
5.25% 9/15/39	2,807	3,592
5.375% 4/1/56	3,438	4,456
		63,160
U.S. Treasury Inflation-Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	95,325	88,751
1.375% 2/15/44	23,734	25,688
		114,439
U.S. Treasury Obligations - 43.9%
U.S. Treasury Bonds:
2.5% 2/15/46	2,000	1,952
2.875% 8/15/45	39,286	41,372
3% 11/15/44	29,032	31,372
3% 11/15/45	40,000	43,230
3.625% 2/15/44	24,766	30,180
4.375% 2/15/38	73,154	99,247
4.375% 5/15/40	4,000	5,411
5% 5/15/37 (a)(b)	41,142	60,418
U.S. Treasury Notes:
0.625% 7/31/17	25,000	24,952
0.625% 8/31/17	20,000	19,955
0.75% 6/30/17	3,736	3,736
0.75% 1/31/18 (c)	54,000	53,954
0.75% 4/15/18	46,723	46,654
0.875% 8/15/17	715	716
0.875% 10/15/17	10,183	10,196
0.875% 11/30/17	106,264	106,418
0.875% 1/31/18	4,683	4,690
0.875% 7/31/19	6,174	6,146
1% 12/31/17	41,955	42,106
1% 5/31/18	58,578	58,793
1.125% 1/15/19	49,290	49,600
1.125% 2/28/21	15,000	14,932
1.25% 11/30/18	15,000	15,151
1.375% 7/31/18	14,780	14,974
1.375% 9/30/18	17,526	17,763
1.375% 2/28/19	69,770	70,683
1.375% 3/31/20	144,474	145,746
1.375% 4/30/20	4,172	4,207
1.375% 8/31/20	5,000	5,040
1.375% 1/31/21 (c)	27,500	27,683
1.5% 12/31/18	10,768	10,949
1.5% 1/31/19	43,197	43,923
1.5% 1/31/22	54,399	54,665
1.5% 2/28/23	38,865	38,815
1.625% 4/30/19	11,603	11,843
1.625% 6/30/19	51,223	52,287
1.625% 12/31/19	41,368	42,176
1.625% 6/30/20	21,692	22,089
1.625% 7/31/20	30,000	30,551
1.625% 2/15/26	14,000	13,857
1.75% 9/30/19	78,340	80,250
1.75% 10/31/20	18,000	18,420
1.75% 12/31/20	124,228	127,237
1.75% 2/28/22	5,000	5,092
1.875% 8/31/17	27,000	27,441
1.875% 9/30/17	67,400	68,543
2% 7/31/22	18,845	19,448
2% 11/30/22	72,578	74,894
2% 8/15/25	69,730	71,296
2.125% 6/30/21	22,000	22,905
2.125% 12/31/21	2,000	2,080
2.25% 4/30/21	32,286	33,822
2.25% 7/31/21	26,021	27,261
2.25% 11/15/25	51,000	53,285
2.375% 7/31/17	741	758
3.5% 2/15/18	23,836	25,083
4.75% 8/15/17	12,983	13,732
		2,049,979
Other Government Related - 1.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7789% 12/7/20 (NCUA Guaranteed) (d)	4,109	4,098
Series 2011-R4 Class 1A, 0.8035% 3/6/20 (NCUA Guaranteed) (d)	2,667	2,664
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,814
		87,576
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,254,217)		2,315,154

U.S. Government Agency - Mortgage Securities - 3.0%
Fannie Mae - 1.6%
1.93% 2/1/33 (d)	109	113
1.975% 10/1/33 (d)	136	140
1.98% 7/1/35 (d)	66	69
1.988% 3/1/35 (d)	94	98
2.011% 12/1/34 (d)	184	191
2.048% 10/1/33 (d)	61	63
2.108% 3/1/36 (d)	504	525
2.175% 3/1/35 (d)	16	17
2.19% 3/1/37 (d)	115	121
2.215% 2/1/36 (d)	49	52
2.23% 7/1/34 (d)	105	110
2.29% 11/1/33 (d)	272	282
2.302% 6/1/36 (d)	189	198
2.45% 11/1/36 (d)	107	112
2.457% 2/1/44 (d)	652	672
2.458% 3/1/35 (d)	97	103
2.472% 7/1/35 (d)	234	246
2.501% 4/1/44 (d)	1,096	1,128
2.524% 2/1/44 (d)	643	662
2.525% 5/1/36 (d)	157	166
2.543% 1/1/44 (d)	1,068	1,101
2.557% 3/1/40 (d)	1,823	1,923
2.557% 6/1/42 (d)	341	352
2.559% 10/1/33 (d)	125	133
2.592% 5/1/44 (d)	1,245	1,281
2.628% 5/1/44 (d)	1,727	1,781
2.686% 4/1/44 (d)	2,659	2,742
2.689% 2/1/42 (d)	2,154	2,240
2.761% 1/1/42 (d)	1,904	1,982
2.951% 11/1/40 (d)	204	212
2.98% 9/1/41 (d)	247	258
2.991% 10/1/41 (d)	109	114
3% 3/1/31 (e)	12,100	12,618
3% 4/1/45 to 3/1/46	20,698	21,248
3.249% 7/1/41 (d)	351	366
3.347% 10/1/41 (d)	190	200
3.553% 7/1/41 (d)	433	456
4% 2/1/42	425	455
4.5% 7/1/33 to 4/1/39	4,363	4,776
5% 7/1/35	9,412	10,456
5.5% 1/1/29	2,018	2,264
6.5% 2/1/17 to 5/1/27	372	421
9.5% 10/1/20	11	12
11.5% 1/15/21	2	2
		72,461
Freddie Mac - 0.4%
1.945% 3/1/35 (d)	389	401
2.246% 5/1/37 (d)	322	337
2.362% 10/1/42 (d)	1,993	2,104
2.615% 6/1/35 (d)	304	320
2.627% 2/1/36 (d)	27	29
2.795% 7/1/36 (d)	315	335
2.798% 7/1/35 (d)	947	1,006
3% 11/1/42 to 2/1/43	4,214	4,352
3.004% 3/1/33 (d)	22	23
3.082% 9/1/41 (d)	2,081	2,169
3.208% 9/1/41 (d)	238	248
3.216% 4/1/41 (d)	266	278
3.25% 10/1/35 (d)	178	190
3.297% 6/1/41 (d)	285	298
3.451% 5/1/41 (d)	202	211
3.626% 6/1/41 (d)	399	419
3.706% 5/1/41 (d)	322	338
4.5% 5/1/39 to 10/1/41	3,707	4,064
5.5% 7/1/29	45	50
6% 1/1/24	1,525	1,672
9.5% 6/1/18 to 8/1/21	17	19
		18,863
Ginnie Mae - 1.0%
4.3% 8/20/61 (f)	4,532	4,716
4.649% 2/20/62 (f)	3,120	3,310
4.682% 2/20/62 (f)	4,119	4,354
4.684% 1/20/62 (f)	24,275	25,572
5.47% 8/20/59 (f)	1,124	1,150
5.5% 11/15/35	2,360	2,658
5.612% 4/20/58 (f)	535	539
6% 6/15/36	5,227	6,115
		48,414
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $137,458)		139,738

Collateralized Mortgage Obligations - 13.6%
U.S. Government Agency - 13.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.4158% 8/25/31 (d)	119	121
Series 2002-49 Class FB, 1.0295% 11/18/31 (d)	111	111
Series 2002-60 Class FV, 1.4358% 4/25/32 (d)	47	47
Series 2002-75 Class FA, 1.4358% 11/25/32 (d)	95	97
Series 2010-15 Class FJ, 1.3658% 6/25/36 (d)	7,399	7,495
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	2,365	2,537
Series 2005-27 Class NE, 5.5% 5/25/34	1,489	1,529
Series 2005-64 Class PX, 5.5% 6/25/35	2,372	2,599
Series 2005-68 Class CZ, 5.5% 8/25/35	5,199	5,859
Series 2006-45 Class OP, 0% 6/25/36 (g)	1,041	941
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,656
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,199	1,311
Series 2004-91 Class Z, 5% 12/25/34	7,295	8,095
Series 2005-117 Class JN, 4.5% 1/25/36	645	700
Series 2005-14 Class ZB, 5% 3/25/35	2,198	2,440
Series 2006-72 Class CY, 6% 8/25/26	4,656	5,140
Series 2009-59 Class HB, 5% 8/25/39	3,004	3,333
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	480	34
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	719	49
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	5,082	646
Series 2010-39 Class FG, 1.3558% 3/25/36 (d)	4,677	4,767
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,563	99
Series 2012-27 Class EZ, 4.25% 3/25/42	8,151	8,999
Freddie Mac:
floater:
Series 2530 Class FE, 1.027% 2/15/32 (d)	65	65
Series 2630 Class FL, 0.927% 6/15/18 (d)	42	42
Series 2682 Class FB, 1.327% 10/15/33 (d)	4,103	4,158
Series 2711 Class FC, 1.327% 2/15/33 (d)	2,462	2,505
planned amortization class:
Series 1141 Class G, 9% 9/15/21	54	61
Series 2356 Class GD, 6% 9/15/16	6	6
Series 2376 Class JE, 5.5% 11/15/16	54	54
Series 2381 Class OG, 5.5% 11/15/16	19	19
Series 2682 Class LD, 4.5% 10/15/33	777	854
Series 3415 Class PC, 5% 12/15/37	701	766
Series 3763 Class QA, 4% 4/15/34	2,029	2,081
Series 3840 Class VA, 4.5% 9/15/27	4,307	4,604
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,937	1,965
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	9,745	11,114
Series 2587 Class AD, 4.71% 3/15/33	4,322	4,640
Series 2773 Class HC, 4.5% 4/15/19	489	505
Series 2877 Class ZD, 5% 10/15/34	8,799	9,763
Series 3007 Class EW, 5.5% 7/15/25	7,060	7,753
Series 3745 Class KV, 4.5% 12/15/26	7,081	7,813
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,733
Series 3889 Class DZ, 4% 1/15/41	32,772	36,116
Series 3843 Class PZ, 5% 4/15/41	2,374	2,918
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.906% 1/20/38 (d)	331	332
Series 2008-73 Class FA, 1.286% 8/20/38 (d)	2,398	2,437
Series 2008-83 Class FB, 1.326% 9/20/38 (d)	2,317	2,356
Series 2009-108 Class CF, 1.0255% 11/16/39 (d)	1,531	1,542
Series 2011-H20 Class FA, 0.801% 9/20/61 (d)(f)	10,051	9,979
Series 2011-H21 Class FA, 0.851% 10/20/61 (d)(f)	6,826	6,792
Series 2012-H01 Class FA, 0.951% 11/20/61 (d)(f)	5,766	5,758
Series 2012-H03 Class FA, 0.951% 1/20/62(d)(f)	3,623	3,618
Series 2012-H06 Class FA, 0.881% 1/20/62 (d)(f)	5,469	5,448
Series 2012-H07 Class FA, 0.881% 3/20/62 (d)(f)	3,280	3,267
Series 2013-H19:
Class FC, 0.851% 8/20/63 (d)(f)	1,198	1,191
Class FD, 0.851% 8/20/63 (d)(f)	3,301	3,284
Series 2014-H02 Class FB, 1.0795% 12/20/63 (d)(f)	39,455	39,299
Series 2014-H03 Class FA, 1.0295% 1/20/64 (d)(f)	16,163	16,111
Series 2015-H07 Class FA, 0.3% 3/20/65 (d)(f)	25,893	25,778
Series 2015-H13 Class FL, 0.7095% 5/20/63 (d)(f)	37,226	37,072
Series 2015-H19 Class FA, 0.6295% 4/20/63 (d)(f)	35,465	35,276
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	111	112
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	13,106
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,469
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	6,686	6,921
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	18,110	19,254
Series 2010-H17 Class XP, 5.2994% 7/20/60 (d)(f)	22,623	23,990
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	16,645	17,698
Series 2012-64 Class KB, 7.9479% 5/20/41 (d)	778	911
Series 2013-124:
Class ES, 8.0987% 4/20/39 (d)(i)	6,373	7,057
Class ST, 8.232% 8/20/39 (d)(i)	11,972	13,827
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	16,753	17,106
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	53,332	54,364
Class JA, 2.5% 6/20/65 (f)	6,464	6,589
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(f)	47,363	47,297
Series 2090-118 Class XZ, 5% 12/20/39	13,076	15,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $628,970)		633,255

Commercial Mortgage Securities - 7.2%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (d)	65	65
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,133
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,201
Series K009 Class A2, 3.808% 8/25/20	32,528	35,520
Series K027 Class A2, 2.637% 1/25/23	6,437	6,647
Series K029 Class A2, 3.32% 2/25/23 (d)	3,110	3,358
Series K030 Class A2, 3.25% 4/25/23	25,441	27,366
Series K034 Class A1, 2.669% 2/25/23	14,363	14,905
Series K037 Class A2, 3.49% 1/25/24	11,281	12,291
Series K717 Class A2, 2.991% 9/25/21	10,946	11,541
Series K032 Class A1, 3.016% 2/25/23	24,565	25,792
Series K039 Class A2, 3.303% 7/25/24	24,645	26,507
Series K042 Class A2, 2.67% 12/25/24	22,200	22,768
Series K501 Class A2, 1.655% 11/25/16	8,691	8,706
Series K716 Class A2, 3.13% 6/25/21	6,500	6,911
Series K720 Class A2, 2.716% 6/25/22	10,435	10,842
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	31,535	33,097
Series K044 Class A2, 2.811% 1/25/25	58,600	60,677
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $331,817)		338,327

Foreign Government and Government Agency Obligations - 3.4%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	89,506
5.5% 12/4/23	48	60
5.5% 4/26/24	6,065	7,613
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,897
3% 6/30/25	19,267	20,611
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,012)		160,687
	Shares	Value (000s)

Fixed-Income Funds - 23.3%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $1,029,342)	9,872,539	1,086,769
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.5%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16:
(Collateralized by U.S. Government Obligations) # (k)	26,678	26,678
(Collateralized by U.S. Government Obligations) #	44,701	44,701
TOTAL CASH EQUIVALENTS
(Cost $71,379)		71,379
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $4,596,195)		4,745,309
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(70,624)
NET ASSETS - 100%		$4,674,685

Futures Contracts

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
174 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	38,027	$(36)

The face value of futures purchased as a percentage of Net Assets is 0.8%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount(000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid)(000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Mar. 2026	$22,800	2.5%	3-month LIBOR	$1,232	$0	$1,232
CME	Mar. 2046	1,100	2.75%	3-month LIBOR	144	0	144

TOTAL INTEREST RATE SWAPS					$1,376	$0	$1,376

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $145,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,081,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$13,272

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,044,642	$33,282	$--	$1,086,769	18.7%

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,315,154	$--	$2,315,154	$--
U.S. Government Agency - Mortgage Securities	139,738	--	139,738	--
Collateralized Mortgage Obligations	633,255	--	633,255	--
Commercial Mortgage Securities	338,327	--	338,327	--
Foreign Government and Government Agency Obligations	160,687	--	160,687	--
Fixed-Income Funds	1,086,769	1,086,769	--	--
Cash Equivalents	71,379	--	71,379	--
Total Investments in Securities:	$4,745,309	$1,086,769	$3,658,540	$--
Derivative Instruments:
Assets
Swaps	$1,376	$--	$1,376	$--
Total Assets	$1,376	$--	$1,376	$--
Liabilities
Futures Contracts	$(36)	$(36)	$--	$--
Total Liabilities	$(36)	$(36)	$--	$--
Total Derivative Instruments:	$1,340	$(36)	$1,376	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$-	$(36)
Swaps(b)	1,376	-
Total Interest Rate Risk	1,376	(36)
Total Value of Derivatives	$1,376	$(36)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$26,678,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$26,678
$26,678
$44,701,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$44,701
$44,701

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,173 and repurchase agreements of $71,379) — See accompanying schedule: Unaffiliated issuers (cost $3,566,853)	$3,658,540
Fidelity Central Funds (cost $1,029,342)	1,086,769
Total Investments (cost $4,596,195)		$4,745,309
Cash		1
Receivable for investments sold		15,213
Receivable for fund shares sold		6,657
Interest receivable		12,981
Receivable for daily variation margin for derivative instruments		36
Receivable from investment adviser for expense reductions		33
Other receivables		42
Total assets		4,780,272
Liabilities
Payable for investments purchased
Regular delivery	$59,981
Delayed delivery	12,603
Payable for fund shares redeemed	4,149
Distributions payable	194
Accrued management fee	1,198
Distribution and service plan fees payable	165
Other affiliated payables	576
Other payables and accrued expenses	42
Collateral on securities loaned, at value	26,679
Total liabilities		105,587
Net Assets		$4,674,685
Net Assets consist of:
Paid in capital		$4,574,409
Distributions in excess of net investment income		(8,868)
Accumulated undistributed net realized gain (loss) on investments		(41,310)
Net unrealized appreciation (depreciation) on investments		150,454
Net Assets		$4,674,685
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($255,386 ÷ 24,208.5 shares)		$10.55
Maximum offering price per share (100/96.00 of $10.55)		$10.99
Class T:
Net Asset Value and redemption price per share ($195,810 ÷ 18,563.8 shares)		$10.55
Maximum offering price per share (100/96.00 of $10.55)		$10.99
Class B:
Net Asset Value and offering price per share ($3,836 ÷ 363.7 shares)(a)		$10.55
Class C:
Net Asset Value and offering price per share ($86,950 ÷ 8,244.0 shares)(a)		$10.55
Government Income:
Net Asset Value, offering price and redemption price per share ($3,679,660 ÷ 349,369.9 shares)		$10.53
Class I:
Net Asset Value, offering price and redemption price per share ($453,043 ÷ 42,949.3 shares)		$10.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$30,972
Income from Fidelity Central Funds		13,272
Total income		44,244
Expenses
Management fee	$6,881
Transfer agent fees	2,484
Distribution and service plan fees	857
Fund wide operations fee	856
Independent trustees' compensation	9
Miscellaneous	9
Total expenses before reductions	11,096
Expense reductions	(33)	11,063
Net investment income (loss)		33,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,184
Futures contracts	(1,360)
Swaps	(744)
Total net realized gain (loss)		8,080
Change in net unrealized appreciation (depreciation) on: Investment securities	59,113
Futures contracts	1,109
Swaps	2,062
Delayed delivery commitments	(86)
Total change in net unrealized appreciation (depreciation)		62,198
Net gain (loss)		70,278
Net increase (decrease) in net assets resulting from operations		$103,459

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,181	$61,673
Net realized gain (loss)	8,080	33,390
Change in net unrealized appreciation (depreciation)	62,198	(23,553)
Net increase (decrease) in net assets resulting from operations	103,459	71,510
Distributions to shareholders from net investment income	(40,792)	(57,747)
Distributions to shareholders from net realized gain	(39,904)	(10,638)
Total distributions	(80,696)	(68,385)
Share transactions - net increase (decrease)	288,440	395,804
Total increase (decrease) in net assets	311,203	398,929
Net Assets
Beginning of period	4,363,482	3,964,553
End of period (including distributions in excess of net investment income of $8,868 and distributions in excess of net investment income of $1,257, respectively)	$4,674,685	$4,363,482

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.70	$10.84
Income from Investment Operations
Net investment income (loss)C	.064	.126	.138	.105	.141	.015	.199
Net realized and unrealized gain (loss)	.164	.048	.278	(.454)	.327	.199	.108
Total from investment operations	.228	.174	.416	(.349)	.468	.214	.307
Distributions from net investment income	(.083)	(.116)	(.139)	(.099)	(.135)	(.014)	(.191)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.178)	(.144)	(.146)	(.421)	(.398)	(.014)	(.447)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.70
Total ReturnD,E,F	2.20%	1.67%	4.10%	(3.29)%	4.39%	2.00%	2.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Expenses net of fee waivers, if any	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Expenses net of all reductions	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Net investment income (loss)	1.24%I	1.20%	1.34%	.99%	1.30%	1.61%I	1.88%
Supplemental Data
Net assets, end of period (in millions)	$255	$222	$246	$291	$380	$345	$329
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class T

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.065	.127	.140	.107	.143	.015	.201
Net realized and unrealized gain (loss)	.163	.048	.277	(.454)	.327	.209	.098
Total from investment operations	.228	.175	.417	(.347)	.470	.224	.299
Distributions from net investment income	(.083)	(.117)	(.140)	(.101)	(.137)	(.014)	(.193)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.178)	(.145)	(.147)	(.423)	(.400)	(.014)	(.449)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E,F	2.20%	1.68%	4.12%	(3.27)%	4.41%	2.10%	2.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Expenses net of fee waivers, if any	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Expenses net of all reductions	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Net investment income (loss)	1.25%I	1.20%	1.36%	1.01%	1.32%	1.62%I	1.89%
Supplemental Data
Net assets, end of period (in millions)	$196	$181	$196	$228	$309	$286	$272
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class B

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.027	.049	.063	.028	.062	.008	.122
Net realized and unrealized gain (loss)	.163	.049	.278	(.454)	.328	.210	.098
Total from investment operations	.190	.098	.341	(.426)	.390	.218	.220
Distributions from net investment income	(.045)	(.040)	(.064)	(.022)	(.057)	(.008)	(.114)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.140)	(.068)	(.071)	(.344)	(.320)	(.008)	(.370)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E,F	1.83%	.93%	3.36%	(3.99)%	3.64%	2.04%	2.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Expenses net of fee waivers, if any	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Expenses net of all reductions	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Net investment income (loss)	.51%I	.46%	.61%	.26%	.58%	.90%I	1.15%
Supplemental Data
Net assets, end of period (in millions)	$4	$6	$9	$13	$20	$26	$25
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31.The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.96	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.024	.044	.059	.025	.060	.008	.121
Net realized and unrealized gain (loss)	.163	.048	.278	(.443)	.318	.210	.098
Total from investment operations	.187	.092	.337	(.418)	.378	.218	.219
Distributions from net investment income	(.042)	(.034)	(.060)	(.020)	(.055)	(.008)	(.113)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.137)	(.062)	(.067)	(.342)	(.318)	(.008)	(.369)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.96	$10.90	$10.69
Total ReturnD,E,F	1.80%	.88%	3.32%	(3.93)%	3.53%	2.04%	2.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Expenses net of fee waivers, if any	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Expenses net of all reductions	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Net investment income (loss)	.46%I	.42%	.57%	.24%	.56%	.88%I	1.14%
Supplemental Data
Net assets, end of period (in millions)	$87	$54	$58	$73	$98	$95	$89
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.45	$10.18	$10.95	$10.88	$10.68	$10.82
Income from Investment Operations
Net investment income (loss)C	.081	.159	.171	.138	.175	.018	.233
Net realized and unrealized gain (loss)	.163	.048	.278	(.453)	.328	.199	.108
Total from investment operations	.244	.207	.449	(.315)	.503	.217	.341
Distributions from net investment income	(.099)	(.149)	(.172)	(.133)	(.170)	(.017)	(.225)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.194)	(.177)	(.179)	(.455)	(.433)	(.017)	(.481)
Net asset value, end of period	$10.53	$10.48	$10.45	$10.18	$10.95	$10.88	$10.68
Total ReturnD,E	2.36%	1.99%	4.45%	(2.99)%	4.73%	2.03%	3.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Expenses net of all reductions	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Net investment income (loss)	1.56%H	1.51%	1.66%	1.31%	1.62%	1.91%H	2.20%
Supplemental Data
Net assets, end of period (in millions)	$3,680	$3,489	$3,157	$3,412	$4,313	$4,270	$4,167
Portfolio turnover rateI	91%H	83%	131%	192%	222%	466%H,J	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.078	.154	.166	.133	.169	.017	.225
Net realized and unrealized gain (loss)	.163	.048	.277	(.454)	.327	.210	.099
Total from investment operations	.241	.202	.443	(.321)	.496	.227	.324
Distributions from net investment income	(.096)	(.144)	(.166)	(.127)	(.163)	(.017)	(.218)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.191)	(.172)	(.173)	(.449)	(.426)	(.017)	(.474)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E	2.33%	1.94%	4.38%	(3.03)%	4.66%	2.12%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Expenses net of fee waivers, if any	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Expenses net of all reductions	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Net investment income (loss)	1.51%H	1.46%	1.61%	1.26%	1.56%	1.84%H	2.13%
Supplemental Data
Net assets, end of period (in millions)	$453	$412	$298	$296	$334	$344	$344
Portfolio turnover rateI,J	91%H	83%	131%	192%	222%	466%H,J	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$161,325
Gross unrealized depreciation	(11,327)
Net unrealized appreciation (depreciation) on securities	$149,998
Tax cost	$4,595,311

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,360)	$1,109
Swaps	(744)	2,062
Totals(a)	$(2,104)	$3,171

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $33,282 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged 11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$282	$–
Class T	-%	.25%	233	1
Class B	.65%	.25%	22	16
Class C	.75%	.25%	320	39
			$857	$56

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	5
Class B(a)	1
Class C(a)	5
$24

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$185.17
Class T	151.16
Class B	6.24
Class C	62.19
Government Income	1,760.10
Class I	320.15
	$2,484

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $100.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $33.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,761	$2,625
Class T	1,477	2,118
Class B	20	28
Class C	251	195
Government Income	33,351	47,788
Class I	3,932	4,993
Total	$40,792	$57,747
From net realized gain
Class A	$2,025	$646
Class T	1,660	523
Class B	49	22
Class C	503	154
Government Income	31,846	8,467
Class I	3,821	826
Total	$39,904	$10,638

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	7,438	6,410	$77,838	$67,517
Reinvestment of distributions	349	298	3,646	3,143
Shares redeemed	(4,682)	(9,109)	(48,916)	(95,762)
Net increase (decrease)	3,105	(2,401)	$32,568	$(25,102)
Class T
Shares sold	3,955	5,058	$41,314	$53,356
Reinvestment of distributions	291	244	3,038	2,573
Shares redeemed	(2,892)	(6,808)	(30,181)	(71,811)
Net increase (decrease)	1,354	(1,506)	$14,171	$(15,882)
Class B
Shares sold	12	30	$125	$319
Reinvestment of distributions	6	4	58	40
Shares redeemed	(215)	(303)	(2,244)	(3,186)
Net increase (decrease)	(197)	(269)	$(2,061)	$(2,827)
Class C
Shares sold	3,867	2,397	$40,433	$25,389
Reinvestment of distributions	61	27	640	282
Shares redeemed	(854)	(2,806)	(8,928)	(29,497)
Net increase (decrease)	3,074	(382)	$32,145	$(3,826)
Government Income
Shares sold	44,725	102,857	$467,113	$1,086,736
Reinvestment of distributions	6,034	5,138	62,896	54,081
Shares redeemed	(34,292)	(77,145)	(357,324)	(811,762)
Net increase (decrease)	16,467	30,850	$172,685	$329,055
Class I
Shares sold	7,825	22,692	$81,860	$240,263
Reinvestment of distributions	725	536	7,566	5,652
Shares redeemed	(4,852)	(12,486)	(50,494)	(131,528)
Net increase (decrease)	3,698	10,742	$38,932	$114,387

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.77%
Actual		$1,000.00	$1,022.00	$3.87
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class T	.77%
Actual		$1,000.00	$1,022.00	$3.87
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.50%
Actual		$1,000.00	$1,018.30	$7.53
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Class C	1.55%
Actual		$1,000.00	$1,018.00	$7.78
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Government Income	.45%
Actual		$1,000.00	$1,023.60	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,023.30	$2.52
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGVT-SANN-0416
1.834245.109

Fidelity Advisor® Government Income Fund - Class I Semi-Annual Report February 29, 2016 Class I is a class of Fidelity® Government Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	11.9	17.1
1 - 1.99%	27.6	23.1
2 - 2.99%	14.9	12.3
3 - 3.99%	21.6	22.4
4 - 4.99%	13.6	13.2
5 - 5.99%	9.0	9.2
6 - 6.99%	0.5	0.7
7% and above	0.6	0.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	6.8	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.1	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Mortgage Securities	23.9%
CMOs and Other Mortgage Related Securities	24.0%
U.S. Treasury Obligations***	46.3%
U.S. Government Agency Obligations	3.2%
Foreign Government & Government Agency Obligations	3.4%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.8)%

 * Foreign investments - 3.4%

 ** Futures and Swaps - 0.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*,**
Mortgage Securities	24.5%
CMOs and Other Mortgage Related Securities	24.7%
U.S. Treasury Obligations***	47.1%
U.S. Government Agency Obligations	2.8%
Foreign Government & Government Agency Obligations	3.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(2.7)%

 * Foreign investments - 3.6%

 ** Futures and Swaps - 3.2%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 49.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
1% 2/26/19	$478	$477
1.125% 7/20/18	229	230
1.125% 12/14/18	240	241
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,175	1,242
Series 2002-20K Class 1, 5.08% 11/1/22	1,644	1,767
Series 2004-20H Class 1, 5.17% 8/1/24	668	728
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,457
4.25% 9/15/65	25,633	26,970
5.25% 9/15/39	2,807	3,592
5.375% 4/1/56	3,438	4,456
		63,160
U.S. Treasury Inflation-Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	95,325	88,751
1.375% 2/15/44	23,734	25,688
		114,439
U.S. Treasury Obligations - 43.9%
U.S. Treasury Bonds:
2.5% 2/15/46	2,000	1,952
2.875% 8/15/45	39,286	41,372
3% 11/15/44	29,032	31,372
3% 11/15/45	40,000	43,230
3.625% 2/15/44	24,766	30,180
4.375% 2/15/38	73,154	99,247
4.375% 5/15/40	4,000	5,411
5% 5/15/37 (a)(b)	41,142	60,418
U.S. Treasury Notes:
0.625% 7/31/17	25,000	24,952
0.625% 8/31/17	20,000	19,955
0.75% 6/30/17	3,736	3,736
0.75% 1/31/18 (c)	54,000	53,954
0.75% 4/15/18	46,723	46,654
0.875% 8/15/17	715	716
0.875% 10/15/17	10,183	10,196
0.875% 11/30/17	106,264	106,418
0.875% 1/31/18	4,683	4,690
0.875% 7/31/19	6,174	6,146
1% 12/31/17	41,955	42,106
1% 5/31/18	58,578	58,793
1.125% 1/15/19	49,290	49,600
1.125% 2/28/21	15,000	14,932
1.25% 11/30/18	15,000	15,151
1.375% 7/31/18	14,780	14,974
1.375% 9/30/18	17,526	17,763
1.375% 2/28/19	69,770	70,683
1.375% 3/31/20	144,474	145,746
1.375% 4/30/20	4,172	4,207
1.375% 8/31/20	5,000	5,040
1.375% 1/31/21 (c)	27,500	27,683
1.5% 12/31/18	10,768	10,949
1.5% 1/31/19	43,197	43,923
1.5% 1/31/22	54,399	54,665
1.5% 2/28/23	38,865	38,815
1.625% 4/30/19	11,603	11,843
1.625% 6/30/19	51,223	52,287
1.625% 12/31/19	41,368	42,176
1.625% 6/30/20	21,692	22,089
1.625% 7/31/20	30,000	30,551
1.625% 2/15/26	14,000	13,857
1.75% 9/30/19	78,340	80,250
1.75% 10/31/20	18,000	18,420
1.75% 12/31/20	124,228	127,237
1.75% 2/28/22	5,000	5,092
1.875% 8/31/17	27,000	27,441
1.875% 9/30/17	67,400	68,543
2% 7/31/22	18,845	19,448
2% 11/30/22	72,578	74,894
2% 8/15/25	69,730	71,296
2.125% 6/30/21	22,000	22,905
2.125% 12/31/21	2,000	2,080
2.25% 4/30/21	32,286	33,822
2.25% 7/31/21	26,021	27,261
2.25% 11/15/25	51,000	53,285
2.375% 7/31/17	741	758
3.5% 2/15/18	23,836	25,083
4.75% 8/15/17	12,983	13,732
		2,049,979
Other Government Related - 1.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7789% 12/7/20 (NCUA Guaranteed) (d)	4,109	4,098
Series 2011-R4 Class 1A, 0.8035% 3/6/20 (NCUA Guaranteed) (d)	2,667	2,664
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,814
		87,576
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,254,217)		2,315,154

U.S. Government Agency - Mortgage Securities - 3.0%
Fannie Mae - 1.6%
1.93% 2/1/33 (d)	109	113
1.975% 10/1/33 (d)	136	140
1.98% 7/1/35 (d)	66	69
1.988% 3/1/35 (d)	94	98
2.011% 12/1/34 (d)	184	191
2.048% 10/1/33 (d)	61	63
2.108% 3/1/36 (d)	504	525
2.175% 3/1/35 (d)	16	17
2.19% 3/1/37 (d)	115	121
2.215% 2/1/36 (d)	49	52
2.23% 7/1/34 (d)	105	110
2.29% 11/1/33 (d)	272	282
2.302% 6/1/36 (d)	189	198
2.45% 11/1/36 (d)	107	112
2.457% 2/1/44 (d)	652	672
2.458% 3/1/35 (d)	97	103
2.472% 7/1/35 (d)	234	246
2.501% 4/1/44 (d)	1,096	1,128
2.524% 2/1/44 (d)	643	662
2.525% 5/1/36 (d)	157	166
2.543% 1/1/44 (d)	1,068	1,101
2.557% 3/1/40 (d)	1,823	1,923
2.557% 6/1/42 (d)	341	352
2.559% 10/1/33 (d)	125	133
2.592% 5/1/44 (d)	1,245	1,281
2.628% 5/1/44 (d)	1,727	1,781
2.686% 4/1/44 (d)	2,659	2,742
2.689% 2/1/42 (d)	2,154	2,240
2.761% 1/1/42 (d)	1,904	1,982
2.951% 11/1/40 (d)	204	212
2.98% 9/1/41 (d)	247	258
2.991% 10/1/41 (d)	109	114
3% 3/1/31 (e)	12,100	12,618
3% 4/1/45 to 3/1/46	20,698	21,248
3.249% 7/1/41 (d)	351	366
3.347% 10/1/41 (d)	190	200
3.553% 7/1/41 (d)	433	456
4% 2/1/42	425	455
4.5% 7/1/33 to 4/1/39	4,363	4,776
5% 7/1/35	9,412	10,456
5.5% 1/1/29	2,018	2,264
6.5% 2/1/17 to 5/1/27	372	421
9.5% 10/1/20	11	12
11.5% 1/15/21	2	2
		72,461
Freddie Mac - 0.4%
1.945% 3/1/35 (d)	389	401
2.246% 5/1/37 (d)	322	337
2.362% 10/1/42 (d)	1,993	2,104
2.615% 6/1/35 (d)	304	320
2.627% 2/1/36 (d)	27	29
2.795% 7/1/36 (d)	315	335
2.798% 7/1/35 (d)	947	1,006
3% 11/1/42 to 2/1/43	4,214	4,352
3.004% 3/1/33 (d)	22	23
3.082% 9/1/41 (d)	2,081	2,169
3.208% 9/1/41 (d)	238	248
3.216% 4/1/41 (d)	266	278
3.25% 10/1/35 (d)	178	190
3.297% 6/1/41 (d)	285	298
3.451% 5/1/41 (d)	202	211
3.626% 6/1/41 (d)	399	419
3.706% 5/1/41 (d)	322	338
4.5% 5/1/39 to 10/1/41	3,707	4,064
5.5% 7/1/29	45	50
6% 1/1/24	1,525	1,672
9.5% 6/1/18 to 8/1/21	17	19
		18,863
Ginnie Mae - 1.0%
4.3% 8/20/61 (f)	4,532	4,716
4.649% 2/20/62 (f)	3,120	3,310
4.682% 2/20/62 (f)	4,119	4,354
4.684% 1/20/62 (f)	24,275	25,572
5.47% 8/20/59 (f)	1,124	1,150
5.5% 11/15/35	2,360	2,658
5.612% 4/20/58 (f)	535	539
6% 6/15/36	5,227	6,115
		48,414
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $137,458)		139,738

Collateralized Mortgage Obligations - 13.6%
U.S. Government Agency - 13.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.4158% 8/25/31 (d)	119	121
Series 2002-49 Class FB, 1.0295% 11/18/31 (d)	111	111
Series 2002-60 Class FV, 1.4358% 4/25/32 (d)	47	47
Series 2002-75 Class FA, 1.4358% 11/25/32 (d)	95	97
Series 2010-15 Class FJ, 1.3658% 6/25/36 (d)	7,399	7,495
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	2,365	2,537
Series 2005-27 Class NE, 5.5% 5/25/34	1,489	1,529
Series 2005-64 Class PX, 5.5% 6/25/35	2,372	2,599
Series 2005-68 Class CZ, 5.5% 8/25/35	5,199	5,859
Series 2006-45 Class OP, 0% 6/25/36 (g)	1,041	941
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,656
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,199	1,311
Series 2004-91 Class Z, 5% 12/25/34	7,295	8,095
Series 2005-117 Class JN, 4.5% 1/25/36	645	700
Series 2005-14 Class ZB, 5% 3/25/35	2,198	2,440
Series 2006-72 Class CY, 6% 8/25/26	4,656	5,140
Series 2009-59 Class HB, 5% 8/25/39	3,004	3,333
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	480	34
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	719	49
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	5,082	646
Series 2010-39 Class FG, 1.3558% 3/25/36 (d)	4,677	4,767
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,563	99
Series 2012-27 Class EZ, 4.25% 3/25/42	8,151	8,999
Freddie Mac:
floater:
Series 2530 Class FE, 1.027% 2/15/32 (d)	65	65
Series 2630 Class FL, 0.927% 6/15/18 (d)	42	42
Series 2682 Class FB, 1.327% 10/15/33 (d)	4,103	4,158
Series 2711 Class FC, 1.327% 2/15/33 (d)	2,462	2,505
planned amortization class:
Series 1141 Class G, 9% 9/15/21	54	61
Series 2356 Class GD, 6% 9/15/16	6	6
Series 2376 Class JE, 5.5% 11/15/16	54	54
Series 2381 Class OG, 5.5% 11/15/16	19	19
Series 2682 Class LD, 4.5% 10/15/33	777	854
Series 3415 Class PC, 5% 12/15/37	701	766
Series 3763 Class QA, 4% 4/15/34	2,029	2,081
Series 3840 Class VA, 4.5% 9/15/27	4,307	4,604
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,937	1,965
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	9,745	11,114
Series 2587 Class AD, 4.71% 3/15/33	4,322	4,640
Series 2773 Class HC, 4.5% 4/15/19	489	505
Series 2877 Class ZD, 5% 10/15/34	8,799	9,763
Series 3007 Class EW, 5.5% 7/15/25	7,060	7,753
Series 3745 Class KV, 4.5% 12/15/26	7,081	7,813
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,733
Series 3889 Class DZ, 4% 1/15/41	32,772	36,116
Series 3843 Class PZ, 5% 4/15/41	2,374	2,918
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.906% 1/20/38 (d)	331	332
Series 2008-73 Class FA, 1.286% 8/20/38 (d)	2,398	2,437
Series 2008-83 Class FB, 1.326% 9/20/38 (d)	2,317	2,356
Series 2009-108 Class CF, 1.0255% 11/16/39 (d)	1,531	1,542
Series 2011-H20 Class FA, 0.801% 9/20/61 (d)(f)	10,051	9,979
Series 2011-H21 Class FA, 0.851% 10/20/61 (d)(f)	6,826	6,792
Series 2012-H01 Class FA, 0.951% 11/20/61 (d)(f)	5,766	5,758
Series 2012-H03 Class FA, 0.951% 1/20/62(d)(f)	3,623	3,618
Series 2012-H06 Class FA, 0.881% 1/20/62 (d)(f)	5,469	5,448
Series 2012-H07 Class FA, 0.881% 3/20/62 (d)(f)	3,280	3,267
Series 2013-H19:
Class FC, 0.851% 8/20/63 (d)(f)	1,198	1,191
Class FD, 0.851% 8/20/63 (d)(f)	3,301	3,284
Series 2014-H02 Class FB, 1.0795% 12/20/63 (d)(f)	39,455	39,299
Series 2014-H03 Class FA, 1.0295% 1/20/64 (d)(f)	16,163	16,111
Series 2015-H07 Class FA, 0.3% 3/20/65 (d)(f)	25,893	25,778
Series 2015-H13 Class FL, 0.7095% 5/20/63 (d)(f)	37,226	37,072
Series 2015-H19 Class FA, 0.6295% 4/20/63 (d)(f)	35,465	35,276
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	111	112
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	13,106
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,469
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	6,686	6,921
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	18,110	19,254
Series 2010-H17 Class XP, 5.2994% 7/20/60 (d)(f)	22,623	23,990
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	16,645	17,698
Series 2012-64 Class KB, 7.9479% 5/20/41 (d)	778	911
Series 2013-124:
Class ES, 8.0987% 4/20/39 (d)(i)	6,373	7,057
Class ST, 8.232% 8/20/39 (d)(i)	11,972	13,827
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	16,753	17,106
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	53,332	54,364
Class JA, 2.5% 6/20/65 (f)	6,464	6,589
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(f)	47,363	47,297
Series 2090-118 Class XZ, 5% 12/20/39	13,076	15,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $628,970)		633,255

Commercial Mortgage Securities - 7.2%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (d)	65	65
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,133
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,201
Series K009 Class A2, 3.808% 8/25/20	32,528	35,520
Series K027 Class A2, 2.637% 1/25/23	6,437	6,647
Series K029 Class A2, 3.32% 2/25/23 (d)	3,110	3,358
Series K030 Class A2, 3.25% 4/25/23	25,441	27,366
Series K034 Class A1, 2.669% 2/25/23	14,363	14,905
Series K037 Class A2, 3.49% 1/25/24	11,281	12,291
Series K717 Class A2, 2.991% 9/25/21	10,946	11,541
Series K032 Class A1, 3.016% 2/25/23	24,565	25,792
Series K039 Class A2, 3.303% 7/25/24	24,645	26,507
Series K042 Class A2, 2.67% 12/25/24	22,200	22,768
Series K501 Class A2, 1.655% 11/25/16	8,691	8,706
Series K716 Class A2, 3.13% 6/25/21	6,500	6,911
Series K720 Class A2, 2.716% 6/25/22	10,435	10,842
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	31,535	33,097
Series K044 Class A2, 2.811% 1/25/25	58,600	60,677
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $331,817)		338,327

Foreign Government and Government Agency Obligations - 3.4%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	89,506
5.5% 12/4/23	48	60
5.5% 4/26/24	6,065	7,613
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,897
3% 6/30/25	19,267	20,611
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,012)		160,687
	Shares	Value (000s)

Fixed-Income Funds - 23.3%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $1,029,342)	9,872,539	1,086,769
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.5%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16:
(Collateralized by U.S. Government Obligations) # (k)	26,678	26,678
(Collateralized by U.S. Government Obligations) #	44,701	44,701
TOTAL CASH EQUIVALENTS
(Cost $71,379)		71,379
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $4,596,195)		4,745,309
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(70,624)
NET ASSETS - 100%		$4,674,685

Futures Contracts

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
174 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	38,027	$(36)

The face value of futures purchased as a percentage of Net Assets is 0.8%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount(000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid)(000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Mar. 2026	$22,800	2.5%	3-month LIBOR	$1,232	$0	$1,232
CME	Mar. 2046	1,100	2.75%	3-month LIBOR	144	0	144

TOTAL INTEREST RATE SWAPS					$1,376	$0	$1,376

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $145,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,081,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$13,272

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,044,642	$33,282	$--	$1,086,769	18.7%

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,315,154	$--	$2,315,154	$--
U.S. Government Agency - Mortgage Securities	139,738	--	139,738	--
Collateralized Mortgage Obligations	633,255	--	633,255	--
Commercial Mortgage Securities	338,327	--	338,327	--
Foreign Government and Government Agency Obligations	160,687	--	160,687	--
Fixed-Income Funds	1,086,769	1,086,769	--	--
Cash Equivalents	71,379	--	71,379	--
Total Investments in Securities:	$4,745,309	$1,086,769	$3,658,540	$--
Derivative Instruments:
Assets
Swaps	$1,376	$--	$1,376	$--
Total Assets	$1,376	$--	$1,376	$--
Liabilities
Futures Contracts	$(36)	$(36)	$--	$--
Total Liabilities	$(36)	$(36)	$--	$--
Total Derivative Instruments:	$1,340	$(36)	$1,376	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$-	$(36)
Swaps(b)	1,376	-
Total Interest Rate Risk	1,376	(36)
Total Value of Derivatives	$1,376	$(36)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$26,678,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$26,678
$26,678
$44,701,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$44,701
$44,701

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,173 and repurchase agreements of $71,379) — See accompanying schedule: Unaffiliated issuers (cost $3,566,853)	$3,658,540
Fidelity Central Funds (cost $1,029,342)	1,086,769
Total Investments (cost $4,596,195)		$4,745,309
Cash		1
Receivable for investments sold		15,213
Receivable for fund shares sold		6,657
Interest receivable		12,981
Receivable for daily variation margin for derivative instruments		36
Receivable from investment adviser for expense reductions		33
Other receivables		42
Total assets		4,780,272
Liabilities
Payable for investments purchased
Regular delivery	$59,981
Delayed delivery	12,603
Payable for fund shares redeemed	4,149
Distributions payable	194
Accrued management fee	1,198
Distribution and service plan fees payable	165
Other affiliated payables	576
Other payables and accrued expenses	42
Collateral on securities loaned, at value	26,679
Total liabilities		105,587
Net Assets		$4,674,685
Net Assets consist of:
Paid in capital		$4,574,409
Distributions in excess of net investment income		(8,868)
Accumulated undistributed net realized gain (loss) on investments		(41,310)
Net unrealized appreciation (depreciation) on investments		150,454
Net Assets		$4,674,685
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($255,386 ÷ 24,208.5 shares)		$10.55
Maximum offering price per share (100/96.00 of $10.55)		$10.99
Class T:
Net Asset Value and redemption price per share ($195,810 ÷ 18,563.8 shares)		$10.55
Maximum offering price per share (100/96.00 of $10.55)		$10.99
Class B:
Net Asset Value and offering price per share ($3,836 ÷ 363.7 shares)(a)		$10.55
Class C:
Net Asset Value and offering price per share ($86,950 ÷ 8,244.0 shares)(a)		$10.55
Government Income:
Net Asset Value, offering price and redemption price per share ($3,679,660 ÷ 349,369.9 shares)		$10.53
Class I:
Net Asset Value, offering price and redemption price per share ($453,043 ÷ 42,949.3 shares)		$10.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$30,972
Income from Fidelity Central Funds		13,272
Total income		44,244
Expenses
Management fee	$6,881
Transfer agent fees	2,484
Distribution and service plan fees	857
Fund wide operations fee	856
Independent trustees' compensation	9
Miscellaneous	9
Total expenses before reductions	11,096
Expense reductions	(33)	11,063
Net investment income (loss)		33,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,184
Futures contracts	(1,360)
Swaps	(744)
Total net realized gain (loss)		8,080
Change in net unrealized appreciation (depreciation) on: Investment securities	59,113
Futures contracts	1,109
Swaps	2,062
Delayed delivery commitments	(86)
Total change in net unrealized appreciation (depreciation)		62,198
Net gain (loss)		70,278
Net increase (decrease) in net assets resulting from operations		$103,459

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,181	$61,673
Net realized gain (loss)	8,080	33,390
Change in net unrealized appreciation (depreciation)	62,198	(23,553)
Net increase (decrease) in net assets resulting from operations	103,459	71,510
Distributions to shareholders from net investment income	(40,792)	(57,747)
Distributions to shareholders from net realized gain	(39,904)	(10,638)
Total distributions	(80,696)	(68,385)
Share transactions - net increase (decrease)	288,440	395,804
Total increase (decrease) in net assets	311,203	398,929
Net Assets
Beginning of period	4,363,482	3,964,553
End of period (including distributions in excess of net investment income of $8,868 and distributions in excess of net investment income of $1,257, respectively)	$4,674,685	$4,363,482

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.70	$10.84
Income from Investment Operations
Net investment income (loss)C	.064	.126	.138	.105	.141	.015	.199
Net realized and unrealized gain (loss)	.164	.048	.278	(.454)	.327	.199	.108
Total from investment operations	.228	.174	.416	(.349)	.468	.214	.307
Distributions from net investment income	(.083)	(.116)	(.139)	(.099)	(.135)	(.014)	(.191)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.178)	(.144)	(.146)	(.421)	(.398)	(.014)	(.447)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.70
Total ReturnD,E,F	2.20%	1.67%	4.10%	(3.29)%	4.39%	2.00%	2.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Expenses net of fee waivers, if any	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Expenses net of all reductions	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Net investment income (loss)	1.24%I	1.20%	1.34%	.99%	1.30%	1.61%I	1.88%
Supplemental Data
Net assets, end of period (in millions)	$255	$222	$246	$291	$380	$345	$329
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class T

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.065	.127	.140	.107	.143	.015	.201
Net realized and unrealized gain (loss)	.163	.048	.277	(.454)	.327	.209	.098
Total from investment operations	.228	.175	.417	(.347)	.470	.224	.299
Distributions from net investment income	(.083)	(.117)	(.140)	(.101)	(.137)	(.014)	(.193)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.178)	(.145)	(.147)	(.423)	(.400)	(.014)	(.449)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E,F	2.20%	1.68%	4.12%	(3.27)%	4.41%	2.10%	2.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Expenses net of fee waivers, if any	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Expenses net of all reductions	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Net investment income (loss)	1.25%I	1.20%	1.36%	1.01%	1.32%	1.62%I	1.89%
Supplemental Data
Net assets, end of period (in millions)	$196	$181	$196	$228	$309	$286	$272
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class B

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.027	.049	.063	.028	.062	.008	.122
Net realized and unrealized gain (loss)	.163	.049	.278	(.454)	.328	.210	.098
Total from investment operations	.190	.098	.341	(.426)	.390	.218	.220
Distributions from net investment income	(.045)	(.040)	(.064)	(.022)	(.057)	(.008)	(.114)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.140)	(.068)	(.071)	(.344)	(.320)	(.008)	(.370)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E,F	1.83%	.93%	3.36%	(3.99)%	3.64%	2.04%	2.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Expenses net of fee waivers, if any	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Expenses net of all reductions	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Net investment income (loss)	.51%I	.46%	.61%	.26%	.58%	.90%I	1.15%
Supplemental Data
Net assets, end of period (in millions)	$4	$6	$9	$13	$20	$26	$25
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31.The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.96	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.024	.044	.059	.025	.060	.008	.121
Net realized and unrealized gain (loss)	.163	.048	.278	(.443)	.318	.210	.098
Total from investment operations	.187	.092	.337	(.418)	.378	.218	.219
Distributions from net investment income	(.042)	(.034)	(.060)	(.020)	(.055)	(.008)	(.113)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.137)	(.062)	(.067)	(.342)	(.318)	(.008)	(.369)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.96	$10.90	$10.69
Total ReturnD,E,F	1.80%	.88%	3.32%	(3.93)%	3.53%	2.04%	2.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Expenses net of fee waivers, if any	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Expenses net of all reductions	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Net investment income (loss)	.46%I	.42%	.57%	.24%	.56%	.88%I	1.14%
Supplemental Data
Net assets, end of period (in millions)	$87	$54	$58	$73	$98	$95	$89
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.45	$10.18	$10.95	$10.88	$10.68	$10.82
Income from Investment Operations
Net investment income (loss)C	.081	.159	.171	.138	.175	.018	.233
Net realized and unrealized gain (loss)	.163	.048	.278	(.453)	.328	.199	.108
Total from investment operations	.244	.207	.449	(.315)	.503	.217	.341
Distributions from net investment income	(.099)	(.149)	(.172)	(.133)	(.170)	(.017)	(.225)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.194)	(.177)	(.179)	(.455)	(.433)	(.017)	(.481)
Net asset value, end of period	$10.53	$10.48	$10.45	$10.18	$10.95	$10.88	$10.68
Total ReturnD,E	2.36%	1.99%	4.45%	(2.99)%	4.73%	2.03%	3.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Expenses net of all reductions	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Net investment income (loss)	1.56%H	1.51%	1.66%	1.31%	1.62%	1.91%H	2.20%
Supplemental Data
Net assets, end of period (in millions)	$3,680	$3,489	$3,157	$3,412	$4,313	$4,270	$4,167
Portfolio turnover rateI	91%H	83%	131%	192%	222%	466%H,J	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.078	.154	.166	.133	.169	.017	.225
Net realized and unrealized gain (loss)	.163	.048	.277	(.454)	.327	.210	.099
Total from investment operations	.241	.202	.443	(.321)	.496	.227	.324
Distributions from net investment income	(.096)	(.144)	(.166)	(.127)	(.163)	(.017)	(.218)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.191)	(.172)	(.173)	(.449)	(.426)	(.017)	(.474)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E	2.33%	1.94%	4.38%	(3.03)%	4.66%	2.12%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Expenses net of fee waivers, if any	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Expenses net of all reductions	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Net investment income (loss)	1.51%H	1.46%	1.61%	1.26%	1.56%	1.84%H	2.13%
Supplemental Data
Net assets, end of period (in millions)	$453	$412	$298	$296	$334	$344	$344
Portfolio turnover rateI,J	91%H	83%	131%	192%	222%	466%H,J	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$161,325
Gross unrealized depreciation	(11,327)
Net unrealized appreciation (depreciation) on securities	$149,998
Tax cost	$4,595,311

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,360)	$1,109
Swaps	(744)	2,062
Totals(a)	$(2,104)	$3,171

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $33,282 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged 11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$282	$–
Class T	-%	.25%	233	1
Class B	.65%	.25%	22	16
Class C	.75%	.25%	320	39
			$857	$56

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	5
Class B(a)	1
Class C(a)	5
$24

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$185.17
Class T	151.16
Class B	6.24
Class C	62.19
Government Income	1,760.10
Class I	320.15
	$2,484

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $100.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $33.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,761	$2,625
Class T	1,477	2,118
Class B	20	28
Class C	251	195
Government Income	33,351	47,788
Class I	3,932	4,993
Total	$40,792	$57,747
From net realized gain
Class A	$2,025	$646
Class T	1,660	523
Class B	49	22
Class C	503	154
Government Income	31,846	8,467
Class I	3,821	826
Total	$39,904	$10,638

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	7,438	6,410	$77,838	$67,517
Reinvestment of distributions	349	298	3,646	3,143
Shares redeemed	(4,682)	(9,109)	(48,916)	(95,762)
Net increase (decrease)	3,105	(2,401)	$32,568	$(25,102)
Class T
Shares sold	3,955	5,058	$41,314	$53,356
Reinvestment of distributions	291	244	3,038	2,573
Shares redeemed	(2,892)	(6,808)	(30,181)	(71,811)
Net increase (decrease)	1,354	(1,506)	$14,171	$(15,882)
Class B
Shares sold	12	30	$125	$319
Reinvestment of distributions	6	4	58	40
Shares redeemed	(215)	(303)	(2,244)	(3,186)
Net increase (decrease)	(197)	(269)	$(2,061)	$(2,827)
Class C
Shares sold	3,867	2,397	$40,433	$25,389
Reinvestment of distributions	61	27	640	282
Shares redeemed	(854)	(2,806)	(8,928)	(29,497)
Net increase (decrease)	3,074	(382)	$32,145	$(3,826)
Government Income
Shares sold	44,725	102,857	$467,113	$1,086,736
Reinvestment of distributions	6,034	5,138	62,896	54,081
Shares redeemed	(34,292)	(77,145)	(357,324)	(811,762)
Net increase (decrease)	16,467	30,850	$172,685	$329,055
Class I
Shares sold	7,825	22,692	$81,860	$240,263
Reinvestment of distributions	725	536	7,566	5,652
Shares redeemed	(4,852)	(12,486)	(50,494)	(131,528)
Net increase (decrease)	3,698	10,742	$38,932	$114,387

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.77%
Actual		$1,000.00	$1,022.00	$3.87
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class T	.77%
Actual		$1,000.00	$1,022.00	$3.87
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.50%
Actual		$1,000.00	$1,018.30	$7.53
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Class C	1.55%
Actual		$1,000.00	$1,018.00	$7.78
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Government Income	.45%
Actual		$1,000.00	$1,023.60	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,023.30	$2.52
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGVTI-SANN-0416
1.834235.109

Fidelity® Government Income Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	11.9	17.1
1 - 1.99%	27.6	23.1
2 - 2.99%	14.9	12.3
3 - 3.99%	21.6	22.4
4 - 4.99%	13.6	13.2
5 - 5.99%	9.0	9.2
6 - 6.99%	0.5	0.7
7% and above	0.6	0.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	6.8	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.1	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Mortgage Securities	23.9%
CMOs and Other Mortgage Related Securities	24.0%
U.S. Treasury Obligations	46.3%
U.S. Government Agency Obligations***	3.2%
Foreign Government & Government Agency Obligations	3.4%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.8)%

 * Foreign investments - 3.4%

 ** Futures and Swaps - 0.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*,**
Mortgage Securities	24.5%
CMOs and Other Mortgage Related Securities	24.7%
U.S. Treasury Obligations	47.1%
U.S. Government Agency Obligations***	2.8%
Foreign Government & Government Agency Obligations	3.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(2.7)%

 * Futures and Swaps - 3.2%

 ** Foreign investments - 3.6%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 49.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
1% 2/26/19	$478	$477
1.125% 7/20/18	229	230
1.125% 12/14/18	240	241
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,175	1,242
Series 2002-20K Class 1, 5.08% 11/1/22	1,644	1,767
Series 2004-20H Class 1, 5.17% 8/1/24	668	728
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,457
4.25% 9/15/65	25,633	26,970
5.25% 9/15/39	2,807	3,592
5.375% 4/1/56	3,438	4,456
		63,160
U.S. Treasury Inflation-Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	95,325	88,751
1.375% 2/15/44	23,734	25,688
		114,439
U.S. Treasury Obligations - 43.9%
U.S. Treasury Bonds:
2.5% 2/15/46	2,000	1,952
2.875% 8/15/45	39,286	41,372
3% 11/15/44	29,032	31,372
3% 11/15/45	40,000	43,230
3.625% 2/15/44	24,766	30,180
4.375% 2/15/38	73,154	99,247
4.375% 5/15/40	4,000	5,411
5% 5/15/37 (a)(b)	41,142	60,418
U.S. Treasury Notes:
0.625% 7/31/17	25,000	24,952
0.625% 8/31/17	20,000	19,955
0.75% 6/30/17	3,736	3,736
0.75% 1/31/18 (c)	54,000	53,954
0.75% 4/15/18	46,723	46,654
0.875% 8/15/17	715	716
0.875% 10/15/17	10,183	10,196
0.875% 11/30/17	106,264	106,418
0.875% 1/31/18	4,683	4,690
0.875% 7/31/19	6,174	6,146
1% 12/31/17	41,955	42,106
1% 5/31/18	58,578	58,793
1.125% 1/15/19	49,290	49,600
1.125% 2/28/21	15,000	14,932
1.25% 11/30/18	15,000	15,151
1.375% 7/31/18	14,780	14,974
1.375% 9/30/18	17,526	17,763
1.375% 2/28/19	69,770	70,683
1.375% 3/31/20	144,474	145,746
1.375% 4/30/20	4,172	4,207
1.375% 8/31/20	5,000	5,040
1.375% 1/31/21 (c)	27,500	27,683
1.5% 12/31/18	10,768	10,949
1.5% 1/31/19	43,197	43,923
1.5% 1/31/22	54,399	54,665
1.5% 2/28/23	38,865	38,815
1.625% 4/30/19	11,603	11,843
1.625% 6/30/19	51,223	52,287
1.625% 12/31/19	41,368	42,176
1.625% 6/30/20	21,692	22,089
1.625% 7/31/20	30,000	30,551
1.625% 2/15/26	14,000	13,857
1.75% 9/30/19	78,340	80,250
1.75% 10/31/20	18,000	18,420
1.75% 12/31/20	124,228	127,237
1.75% 2/28/22	5,000	5,092
1.875% 8/31/17	27,000	27,441
1.875% 9/30/17	67,400	68,543
2% 7/31/22	18,845	19,448
2% 11/30/22	72,578	74,894
2% 8/15/25	69,730	71,296
2.125% 6/30/21	22,000	22,905
2.125% 12/31/21	2,000	2,080
2.25% 4/30/21	32,286	33,822
2.25% 7/31/21	26,021	27,261
2.25% 11/15/25	51,000	53,285
2.375% 7/31/17	741	758
3.5% 2/15/18	23,836	25,083
4.75% 8/15/17	12,983	13,732
		2,049,979
Other Government Related - 1.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7789% 12/7/20 (NCUA Guaranteed) (d)	4,109	4,098
Series 2011-R4 Class 1A, 0.8035% 3/6/20 (NCUA Guaranteed) (d)	2,667	2,664
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,814
		87,576
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,254,217)		2,315,154

U.S. Government Agency - Mortgage Securities - 3.0%
Fannie Mae - 1.6%
1.93% 2/1/33 (d)	109	113
1.975% 10/1/33 (d)	136	140
1.98% 7/1/35 (d)	66	69
1.988% 3/1/35 (d)	94	98
2.011% 12/1/34 (d)	184	191
2.048% 10/1/33 (d)	61	63
2.108% 3/1/36 (d)	504	525
2.175% 3/1/35 (d)	16	17
2.19% 3/1/37 (d)	115	121
2.215% 2/1/36 (d)	49	52
2.23% 7/1/34 (d)	105	110
2.29% 11/1/33 (d)	272	282
2.302% 6/1/36 (d)	189	198
2.45% 11/1/36 (d)	107	112
2.457% 2/1/44 (d)	652	672
2.458% 3/1/35 (d)	97	103
2.472% 7/1/35 (d)	234	246
2.501% 4/1/44 (d)	1,096	1,128
2.524% 2/1/44 (d)	643	662
2.525% 5/1/36 (d)	157	166
2.543% 1/1/44 (d)	1,068	1,101
2.557% 3/1/40 (d)	1,823	1,923
2.557% 6/1/42 (d)	341	352
2.559% 10/1/33 (d)	125	133
2.592% 5/1/44 (d)	1,245	1,281
2.628% 5/1/44 (d)	1,727	1,781
2.686% 4/1/44 (d)	2,659	2,742
2.689% 2/1/42 (d)	2,154	2,240
2.761% 1/1/42 (d)	1,904	1,982
2.951% 11/1/40 (d)	204	212
2.98% 9/1/41 (d)	247	258
2.991% 10/1/41 (d)	109	114
3% 3/1/31 (e)	12,100	12,618
3% 4/1/45 to 3/1/46	20,698	21,248
3.249% 7/1/41 (d)	351	366
3.347% 10/1/41 (d)	190	200
3.553% 7/1/41 (d)	433	456
4% 2/1/42	425	455
4.5% 7/1/33 to 4/1/39	4,363	4,776
5% 7/1/35	9,412	10,456
5.5% 1/1/29	2,018	2,264
6.5% 2/1/17 to 5/1/27	372	421
9.5% 10/1/20	11	12
11.5% 1/15/21	2	2
		72,461
Freddie Mac - 0.4%
1.945% 3/1/35 (d)	389	401
2.246% 5/1/37 (d)	322	337
2.362% 10/1/42 (d)	1,993	2,104
2.615% 6/1/35 (d)	304	320
2.627% 2/1/36 (d)	27	29
2.795% 7/1/36 (d)	315	335
2.798% 7/1/35 (d)	947	1,006
3% 11/1/42 to 2/1/43	4,214	4,352
3.004% 3/1/33 (d)	22	23
3.082% 9/1/41 (d)	2,081	2,169
3.208% 9/1/41 (d)	238	248
3.216% 4/1/41 (d)	266	278
3.25% 10/1/35 (d)	178	190
3.297% 6/1/41 (d)	285	298
3.451% 5/1/41 (d)	202	211
3.626% 6/1/41 (d)	399	419
3.706% 5/1/41 (d)	322	338
4.5% 5/1/39 to 10/1/41	3,707	4,064
5.5% 7/1/29	45	50
6% 1/1/24	1,525	1,672
9.5% 6/1/18 to 8/1/21	17	19
		18,863
Ginnie Mae - 1.0%
4.3% 8/20/61 (f)	4,532	4,716
4.649% 2/20/62 (f)	3,120	3,310
4.682% 2/20/62 (f)	4,119	4,354
4.684% 1/20/62 (f)	24,275	25,572
5.47% 8/20/59 (f)	1,124	1,150
5.5% 11/15/35	2,360	2,658
5.612% 4/20/58 (f)	535	539
6% 6/15/36	5,227	6,115
		48,414
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $137,458)		139,738

Collateralized Mortgage Obligations - 13.6%
U.S. Government Agency - 13.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.4158% 8/25/31 (d)	119	121
Series 2002-49 Class FB, 1.0295% 11/18/31 (d)	111	111
Series 2002-60 Class FV, 1.4358% 4/25/32 (d)	47	47
Series 2002-75 Class FA, 1.4358% 11/25/32 (d)	95	97
Series 2010-15 Class FJ, 1.3658% 6/25/36 (d)	7,399	7,495
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	2,365	2,537
Series 2005-27 Class NE, 5.5% 5/25/34	1,489	1,529
Series 2005-64 Class PX, 5.5% 6/25/35	2,372	2,599
Series 2005-68 Class CZ, 5.5% 8/25/35	5,199	5,859
Series 2006-45 Class OP, 0% 6/25/36 (g)	1,041	941
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,656
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,199	1,311
Series 2004-91 Class Z, 5% 12/25/34	7,295	8,095
Series 2005-117 Class JN, 4.5% 1/25/36	645	700
Series 2005-14 Class ZB, 5% 3/25/35	2,198	2,440
Series 2006-72 Class CY, 6% 8/25/26	4,656	5,140
Series 2009-59 Class HB, 5% 8/25/39	3,004	3,333
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	480	34
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	719	49
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	5,082	646
Series 2010-39 Class FG, 1.3558% 3/25/36 (d)	4,677	4,767
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,563	99
Series 2012-27 Class EZ, 4.25% 3/25/42	8,151	8,999
Freddie Mac:
floater:
Series 2530 Class FE, 1.027% 2/15/32 (d)	65	65
Series 2630 Class FL, 0.927% 6/15/18 (d)	42	42
Series 2682 Class FB, 1.327% 10/15/33 (d)	4,103	4,158
Series 2711 Class FC, 1.327% 2/15/33 (d)	2,462	2,505
planned amortization class:
Series 1141 Class G, 9% 9/15/21	54	61
Series 2356 Class GD, 6% 9/15/16	6	6
Series 2376 Class JE, 5.5% 11/15/16	54	54
Series 2381 Class OG, 5.5% 11/15/16	19	19
Series 2682 Class LD, 4.5% 10/15/33	777	854
Series 3415 Class PC, 5% 12/15/37	701	766
Series 3763 Class QA, 4% 4/15/34	2,029	2,081
Series 3840 Class VA, 4.5% 9/15/27	4,307	4,604
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,937	1,965
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	9,745	11,114
Series 2587 Class AD, 4.71% 3/15/33	4,322	4,640
Series 2773 Class HC, 4.5% 4/15/19	489	505
Series 2877 Class ZD, 5% 10/15/34	8,799	9,763
Series 3007 Class EW, 5.5% 7/15/25	7,060	7,753
Series 3745 Class KV, 4.5% 12/15/26	7,081	7,813
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,733
Series 3889 Class DZ, 4% 1/15/41	32,772	36,116
Series 3843 Class PZ, 5% 4/15/41	2,374	2,918
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.906% 1/20/38 (d)	331	332
Series 2008-73 Class FA, 1.286% 8/20/38 (d)	2,398	2,437
Series 2008-83 Class FB, 1.326% 9/20/38 (d)	2,317	2,356
Series 2009-108 Class CF, 1.0255% 11/16/39 (d)	1,531	1,542
Series 2011-H20 Class FA, 0.801% 9/20/61 (d)(f)	10,051	9,979
Series 2011-H21 Class FA, 0.851% 10/20/61 (d)(f)	6,826	6,792
Series 2012-H01 Class FA, 0.951% 11/20/61 (d)(f)	5,766	5,758
Series 2012-H03 Class FA, 0.951% 1/20/62(d)(f)	3,623	3,618
Series 2012-H06 Class FA, 0.881% 1/20/62 (d)(f)	5,469	5,448
Series 2012-H07 Class FA, 0.881% 3/20/62 (d)(f)	3,280	3,267
Series 2013-H19:
Class FC, 0.851% 8/20/63 (d)(f)	1,198	1,191
Class FD, 0.851% 8/20/63 (d)(f)	3,301	3,284
Series 2014-H02 Class FB, 1.0795% 12/20/63 (d)(f)	39,455	39,299
Series 2014-H03 Class FA, 1.0295% 1/20/64 (d)(f)	16,163	16,111
Series 2015-H07 Class FA, 0.3% 3/20/65 (d)(f)	25,893	25,778
Series 2015-H13 Class FL, 0.7095% 5/20/63 (d)(f)	37,226	37,072
Series 2015-H19 Class FA, 0.6295% 4/20/63 (d)(f)	35,465	35,276
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	111	112
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	13,106
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,469
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	6,686	6,921
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	18,110	19,254
Series 2010-H17 Class XP, 5.2994% 7/20/60 (d)(f)	22,623	23,990
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	16,645	17,698
Series 2012-64 Class KB, 7.9479% 5/20/41 (d)	778	911
Series 2013-124:
Class ES, 8.0987% 4/20/39 (d)(i)	6,373	7,057
Class ST, 8.232% 8/20/39 (d)(i)	11,972	13,827
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	16,753	17,106
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	53,332	54,364
Class JA, 2.5% 6/20/65 (f)	6,464	6,589
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(f)	47,363	47,297
Series 2090-118 Class XZ, 5% 12/20/39	13,076	15,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $628,970)		633,255

Commercial Mortgage Securities - 7.2%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (d)	65	65
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,133
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,201
Series K009 Class A2, 3.808% 8/25/20	32,528	35,520
Series K027 Class A2, 2.637% 1/25/23	6,437	6,647
Series K029 Class A2, 3.32% 2/25/23 (d)	3,110	3,358
Series K030 Class A2, 3.25% 4/25/23	25,441	27,366
Series K034 Class A1, 2.669% 2/25/23	14,363	14,905
Series K037 Class A2, 3.49% 1/25/24	11,281	12,291
Series K717 Class A2, 2.991% 9/25/21	10,946	11,541
Series K032 Class A1, 3.016% 2/25/23	24,565	25,792
Series K039 Class A2, 3.303% 7/25/24	24,645	26,507
Series K042 Class A2, 2.67% 12/25/24	22,200	22,768
Series K501 Class A2, 1.655% 11/25/16	8,691	8,706
Series K716 Class A2, 3.13% 6/25/21	6,500	6,911
Series K720 Class A2, 2.716% 6/25/22	10,435	10,842
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	31,535	33,097
Series K044 Class A2, 2.811% 1/25/25	58,600	60,677
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $331,817)		338,327

Foreign Government and Government Agency Obligations - 3.4%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	89,506
5.5% 12/4/23	48	60
5.5% 4/26/24	6,065	7,613
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,897
3% 6/30/25	19,267	20,611
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $143,012)		160,687
	Shares	Value (000s)

Fixed-Income Funds - 23.3%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $1,029,342)	9,872,539	1,086,769
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.5%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16:
(Collateralized by U.S. Government Obligations) # (k)	26,678	26,678
(Collateralized by U.S. Government Obligations) #	44,701	44,701
TOTAL CASH EQUIVALENTS
(Cost $71,379)		71,379
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $4,596,195)		4,745,309
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(70,624)
NET ASSETS - 100%		$4,674,685

Futures Contracts.

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
174 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	38,027	$(36)

The face value of futures purchased as a percentage of Net Assets is 0.8%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount(000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid)(000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Mar. 2026	$22,800	2.5%	3-month LIBOR	$1,232	$0	$1,232
CME	Mar. 2046	1,100	2.75%	3-month LIBOR	144	0	144

TOTAL INTEREST RATE SWAPS					$1,376	$0	$1,376

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $145,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,081,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$13,272

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,044,642	$33,282	$--	$1,086,769	18.7%

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,315,154	$--	$2,315,154	$--
U.S. Government Agency - Mortgage Securities	139,738	--	139,738	--
Collateralized Mortgage Obligations	633,255	--	633,255	--
Commercial Mortgage Securities	338,327	--	338,327	--
Foreign Government and Government Agency Obligations	160,687	--	160,687	--
Fixed-Income Funds	1,086,769	1,086,769	--	--
Cash Equivalents	71,379	--	71,379	--
Total Investments in Securities:	$4,745,309	$1,086,769	$3,658,540	$--
Derivative Instruments:
Assets
Swaps	$1,376	$--	$1,376	$--
Total Assets	$1,376	$--	$1,376	$--
Liabilities
Futures Contracts	$(36)	$(36)	$--	$--
Total Liabilities	$(36)	$(36)	$--	$--
Total Derivative Instruments:	$1,340	$(36)	$1,376	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$-	$(36)
Swaps(b)	1,376	-
Total Interest Rate Risk	1,376	(36)
Total Value of Derivatives	$1,376	$(36)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$26,678,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$26,678
$26,678
$44,701,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$44,701
$44,701

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,173 and repurchase agreements of $71,379) — See accompanying schedule: Unaffiliated issuers (cost $3,566,853)	$3,658,540
Fidelity Central Funds (cost $1,029,342)	1,086,769
Total Investments (cost $4,596,195)		$4,745,309
Cash		1
Receivable for investments sold		15,213
Receivable for fund shares sold		6,657
Interest receivable		12,981
Receivable for daily variation margin for derivative instruments		36
Receivable from investment adviser for expense reductions		33
Other receivables		42
Total assets		4,780,272
Liabilities
Payable for investments purchased
Regular delivery	$59,981
Delayed delivery	12,603
Payable for fund shares redeemed	4,149
Distributions payable	194
Accrued management fee	1,198
Distribution and service plan fees payable	165
Other affiliated payables	576
Other payables and accrued expenses	42
Collateral on securities loaned, at value	26,679
Total liabilities		105,587
Net Assets		$4,674,685
Net Assets consist of:
Paid in capital		$4,574,409
Distributions in excess of net investment income		(8,868)
Accumulated undistributed net realized gain (loss) on investments		(41,310)
Net unrealized appreciation (depreciation) on investments		150,454
Net Assets		$4,674,685
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($255,386 ÷ 24,208.5 shares)		$10.55
Maximum offering price per share (100/96.00 of $10.55)		$10.99
Class T:
Net Asset Value and redemption price per share ($195,810 ÷ 18,563.8 shares)		$10.55
Maximum offering price per share (100/96.00 of $10.55)		$10.99
Class B:
Net Asset Value and offering price per share ($3,836 ÷ 363.7 shares)(a)		$10.55
Class C:
Net Asset Value and offering price per share ($86,950 ÷ 8,244.0 shares)(a)		$10.55
Government Income:
Net Asset Value, offering price and redemption price per share ($3,679,660 ÷ 349,369.9 shares)		$10.53
Class I:
Net Asset Value, offering price and redemption price per share ($453,043 ÷ 42,949.3 shares)		$10.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$30,972
Income from Fidelity Central Funds		13,272
Total income		44,244
Expenses
Management fee	$6,881
Transfer agent fees	2,484
Distribution and service plan fees	857
Fund wide operations fee	856
Independent trustees' compensation	9
Miscellaneous	9
Total expenses before reductions	11,096
Expense reductions	(33)	11,063
Net investment income (loss)		33,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,184
Futures contracts	(1,360)
Swaps	(744)
Total net realized gain (loss)		8,080
Change in net unrealized appreciation (depreciation) on: Investment securities	59,113
Futures contracts	1,109
Swaps	2,062
Delayed delivery commitments	(86)
Total change in net unrealized appreciation (depreciation)		62,198
Net gain (loss)		70,278
Net increase (decrease) in net assets resulting from operations		$103,459

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,181	$61,673
Net realized gain (loss)	8,080	33,390
Change in net unrealized appreciation (depreciation)	62,198	(23,553)
Net increase (decrease) in net assets resulting from operations	103,459	71,510
Distributions to shareholders from net investment income	(40,792)	(57,747)
Distributions to shareholders from net realized gain	(39,904)	(10,638)
Total distributions	(80,696)	(68,385)
Share transactions - net increase (decrease)	288,440	395,804
Total increase (decrease) in net assets	311,203	398,929
Net Assets
Beginning of period	4,363,482	3,964,553
End of period (including distributions in excess of net investment income of $8,868 and distributions in excess of net investment income of $1,257, respectively)	$4,674,685	$4,363,482

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.70	$10.84
Income from Investment Operations
Net investment income (loss)C	.064	.126	.138	.105	.141	.015	.199
Net realized and unrealized gain (loss)	.164	.048	.278	(.454)	.327	.199	.108
Total from investment operations	.228	.174	.416	(.349)	.468	.214	.307
Distributions from net investment income	(.083)	(.116)	(.139)	(.099)	(.135)	(.014)	(.191)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.178)	(.144)	(.146)	(.421)	(.398)	(.014)	(.447)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.70
Total ReturnD,E,F	2.20%	1.67%	4.10%	(3.29)%	4.39%	2.00%	2.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Expenses net of fee waivers, if any	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Expenses net of all reductions	.77%I	.77%	.77%	.77%	.77%	.76%I	.77%
Net investment income (loss)	1.24%I	1.20%	1.34%	.99%	1.30%	1.61%I	1.88%
Supplemental Data
Net assets, end of period (in millions)	$255	$222	$246	$291	$380	$345	$329
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class T

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.065	.127	.140	.107	.143	.015	.201
Net realized and unrealized gain (loss)	.163	.048	.277	(.454)	.327	.209	.098
Total from investment operations	.228	.175	.417	(.347)	.470	.224	.299
Distributions from net investment income	(.083)	(.117)	(.140)	(.101)	(.137)	(.014)	(.193)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.178)	(.145)	(.147)	(.423)	(.400)	(.014)	(.449)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E,F	2.20%	1.68%	4.12%	(3.27)%	4.41%	2.10%	2.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Expenses net of fee waivers, if any	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Expenses net of all reductions	.77%I	.76%	.76%	.75%	.75%	.75%I	.76%
Net investment income (loss)	1.25%I	1.20%	1.36%	1.01%	1.32%	1.62%I	1.89%
Supplemental Data
Net assets, end of period (in millions)	$196	$181	$196	$228	$309	$286	$272
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class B

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.027	.049	.063	.028	.062	.008	.122
Net realized and unrealized gain (loss)	.163	.049	.278	(.454)	.328	.210	.098
Total from investment operations	.190	.098	.341	(.426)	.390	.218	.220
Distributions from net investment income	(.045)	(.040)	(.064)	(.022)	(.057)	(.008)	(.114)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.140)	(.068)	(.071)	(.344)	(.320)	(.008)	(.370)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E,F	1.83%	.93%	3.36%	(3.99)%	3.64%	2.04%	2.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Expenses net of fee waivers, if any	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Expenses net of all reductions	1.50%I	1.50%	1.50%	1.50%	1.49%	1.49%I	1.50%
Net investment income (loss)	.51%I	.46%	.61%	.26%	.58%	.90%I	1.15%
Supplemental Data
Net assets, end of period (in millions)	$4	$6	$9	$13	$20	$26	$25
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31.The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.96	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.024	.044	.059	.025	.060	.008	.121
Net realized and unrealized gain (loss)	.163	.048	.278	(.443)	.318	.210	.098
Total from investment operations	.187	.092	.337	(.418)	.378	.218	.219
Distributions from net investment income	(.042)	(.034)	(.060)	(.020)	(.055)	(.008)	(.113)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.137)	(.062)	(.067)	(.342)	(.318)	(.008)	(.369)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.96	$10.90	$10.69
Total ReturnD,E,F	1.80%	.88%	3.32%	(3.93)%	3.53%	2.04%	2.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Expenses net of fee waivers, if any	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Expenses net of all reductions	1.55%I	1.55%	1.54%	1.52%	1.51%	1.50%I	1.51%
Net investment income (loss)	.46%I	.42%	.57%	.24%	.56%	.88%I	1.14%
Supplemental Data
Net assets, end of period (in millions)	$87	$54	$58	$73	$98	$95	$89
Portfolio turnover rateJ	91%I	83%	131%	192%	222%	466%I,K	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.45	$10.18	$10.95	$10.88	$10.68	$10.82
Income from Investment Operations
Net investment income (loss)C	.081	.159	.171	.138	.175	.018	.233
Net realized and unrealized gain (loss)	.163	.048	.278	(.453)	.328	.199	.108
Total from investment operations	.244	.207	.449	(.315)	.503	.217	.341
Distributions from net investment income	(.099)	(.149)	(.172)	(.133)	(.170)	(.017)	(.225)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.194)	(.177)	(.179)	(.455)	(.433)	(.017)	(.481)
Net asset value, end of period	$10.53	$10.48	$10.45	$10.18	$10.95	$10.88	$10.68
Total ReturnD,E	2.36%	1.99%	4.45%	(2.99)%	4.73%	2.03%	3.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Expenses net of all reductions	.45%H	.45%	.45%	.45%	.45%	.45%H	.45%
Net investment income (loss)	1.56%H	1.51%	1.66%	1.31%	1.62%	1.91%H	2.20%
Supplemental Data
Net assets, end of period (in millions)	$3,680	$3,489	$3,157	$3,412	$4,313	$4,270	$4,167
Portfolio turnover rateI	91%H	83%	131%	192%	222%	466%H,J	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

	Six months endedFebruary 29, 2016	Years ended August 31,
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69	$10.84
Income from Investment Operations
Net investment income (loss)C	.078	.154	.166	.133	.169	.017	.225
Net realized and unrealized gain (loss)	.163	.048	.277	(.454)	.327	.210	.099
Total from investment operations	.241	.202	.443	(.321)	.496	.227	.324
Distributions from net investment income	(.096)	(.144)	(.166)	(.127)	(.163)	(.017)	(.218)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)	–	(.256)
Total distributions	(.191)	(.172)	(.173)	(.449)	(.426)	(.017)	(.474)
Net asset value, end of period	$10.55	$10.50	$10.47	$10.20	$10.97	$10.90	$10.69
Total ReturnD,E	2.33%	1.94%	4.38%	(3.03)%	4.66%	2.12%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Expenses net of fee waivers, if any	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Expenses net of all reductions	.50%H	.50%	.51%	.51%	.51%	.52%H	.52%
Net investment income (loss)	1.51%H	1.46%	1.61%	1.26%	1.56%	1.84%H	2.13%
Supplemental Data
Net assets, end of period (in millions)	$453	$412	$298	$296	$334	$344	$344
Portfolio turnover rateI,J	91%H	83%	131%	192%	222%	466%H,J	430%

 A For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were from less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$161,325
Gross unrealized depreciation	(11,327)
Net unrealized appreciation (depreciation) on securities	$149,998
Tax cost	$4,595,311

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,360)	$1,109
Swaps	(744)	2,062
Totals(a)	$(2,104)	$3,171

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $33,282 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged 11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$282	$–
Class T	-%	.25%	233	1
Class B	.65%	.25%	22	16
Class C	.75%	.25%	320	39
			$857	$56

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class T	5
Class B(a)	1
Class C(a)	5
$24

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$185.17
Class T	151.16
Class B	6.24
Class C	62.19
Government Income	1,760.10
Class I	320.15
	$2,484

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $100.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $33.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$1,761	$2,625
Class T	1,477	2,118
Class B	20	28
Class C	251	195
Government Income	33,351	47,788
Class I	3,932	4,993
Total	$40,792	$57,747
From net realized gain
Class A	$2,025	$646
Class T	1,660	523
Class B	49	22
Class C	503	154
Government Income	31,846	8,467
Class I	3,821	826
Total	$39,904	$10,638

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	7,438	6,410	$77,838	$67,517
Reinvestment of distributions	349	298	3,646	3,143
Shares redeemed	(4,682)	(9,109)	(48,916)	(95,762)
Net increase (decrease)	3,105	(2,401)	$32,568	$(25,102)
Class T
Shares sold	3,955	5,058	$41,314	$53,356
Reinvestment of distributions	291	244	3,038	2,573
Shares redeemed	(2,892)	(6,808)	(30,181)	(71,811)
Net increase (decrease)	1,354	(1,506)	$14,171	$(15,882)
Class B
Shares sold	12	30	$125	$319
Reinvestment of distributions	6	4	58	40
Shares redeemed	(215)	(303)	(2,244)	(3,186)
Net increase (decrease)	(197)	(269)	$(2,061)	$(2,827)
Class C
Shares sold	3,867	2,397	$40,433	$25,389
Reinvestment of distributions	61	27	640	282
Shares redeemed	(854)	(2,806)	(8,928)	(29,497)
Net increase (decrease)	3,074	(382)	$32,145	$(3,826)
Government Income
Shares sold	44,725	102,857	$467,113	$1,086,736
Reinvestment of distributions	6,034	5,138	62,896	54,081
Shares redeemed	(34,292)	(77,145)	(357,324)	(811,762)
Net increase (decrease)	16,467	30,850	$172,685	$329,055
Class I
Shares sold	7,825	22,692	$81,860	$240,263
Reinvestment of distributions	725	536	7,566	5,652
Shares redeemed	(4,852)	(12,486)	(50,494)	(131,528)
Net increase (decrease)	3,698	10,742	$38,932	$114,387

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.77%
Actual		$1,000.00	$1,022.00	$3.87
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class T	.77%
Actual		$1,000.00	$1,022.00	$3.87
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.50%
Actual		$1,000.00	$1,018.30	$7.53
Hypothetical-C		$1,000.00	$1,017.40	$7.52
Class C	1.55%
Actual		$1,000.00	$1,018.00	$7.78
Hypothetical-C		$1,000.00	$1,017.16	$7.77
Government Income	.45%
Actual		$1,000.00	$1,023.60	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,023.30	$2.52
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

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GOV-SANN-0416
1.700523.118

Fidelity® Intermediate Government Income Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	20.5	22.3
1 - 1.99%	37.3	27.8
2 - 2.99%	22.1	20.5
3 - 3.99%	6.9	9.3
4 - 4.99%	2.3	5.9
5 - 5.99%	8.3	8.5
6 - 6.99%	1.0	1.1
7 - 7.99%	0.1	0.1
8% and above	0.6	2.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	4.4	4.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	3.7	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Mortgage Securities	3.6%
CMOs and Other Mortgage Related Securities	25.0%
U.S. Treasury Obligations***	61.8%
U.S. Government Agency Obligations	5.3%
Foreign Government & Government Agency Obligations	4.3%

 * Foreign investments - 4.3%

 ** Futures and Swaps - 3.2%

 *** Includes NCUA Guaranteed Notes

As of August 31, 2015*,**
Mortgage Securities	3.6%
CMOs and Other Mortgage Related Securities	25.6%
U.S. Treasury Obligations***	63.0%
U.S. Government Agency Obligations	5.5%
Foreign Government & Government Agency Obligations	4.4%
Short-Term Investments and Net Other Assets (Liabilities)†	(2.1)%

 * Futures and Swaps - 4.9%

 ** Foreign investments - 4.4%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 67.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Federal Home Loan Bank 1% 6/21/17	3,190	3,198
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	129	140
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,945
		8,283
U.S. Treasury Inflation-Protected Obligations - 5.2%
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	40,130	39,792
U.S. Treasury Obligations - 56.6%
U.S. Treasury Notes:
0.75% 1/31/18	$6,000	$5,995
0.75% 4/15/18	6,035	6,026
0.75% 2/15/19	5,000	4,977
0.875% 11/30/17	10,383	10,398
0.875% 1/31/18	15,546	15,568
0.875% 7/31/19	22,596	22,493
1% 5/31/18	17,918	17,984
1.125% 6/15/18	9,055	9,116
1.125% 1/15/19	18,999	19,118
1.125% 2/28/21	3,000	2,986
1.25% 11/30/18	7,000	7,071
1.375% 7/31/18	8,863	8,979
1.375% 9/30/18	3,911	3,964
1.375% 2/28/19	12,639	12,804
1.375% 3/31/20	11,714	11,818
1.375% 4/30/20	972	980
1.375% 1/31/21	17,500	17,616
1.5% 12/31/18	1,151	1,170
1.5% 1/31/19	10,148	10,318
1.5% 1/31/22	30,862	31,013
1.5% 2/28/23	9,055	9,043
1.625% 4/30/19	13,043	13,313
1.625% 6/30/19	15,724	16,051
1.625% 12/31/19	9,696	9,885
1.625% 6/30/20	725	738
1.625% 7/31/20	3,000	3,055
1.625% 2/15/26	4,000	3,959
1.75% 9/30/19	9,904	10,145
1.75% 10/31/20	5,000	5,117
1.75% 12/31/20	12,540	12,844
1.75% 2/28/22	4,000	4,073
1.75% 4/30/22	3,240	3,298
1.875% 10/31/17	16,504	16,795
2% 11/30/22	25,473	26,286
2% 8/15/25	5,672	5,799
2.25% 4/30/21	2,805	2,938
2.25% 7/31/21	45,982	48,171
2.25% 11/15/25	10,000	10,448
2.375% 8/15/24	1,505	1,589
3.5% 2/15/18 (a)	4,299	4,524
4.75% 8/15/17 (b)	139	147
		428,612
Other Government Related - 4.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7789% 12/7/20 (NCUA Guaranteed) (c)	969	966
Series 2011-R1 Class 1A, 0.8735% 1/8/20 (NCUA Guaranteed) (c)	2,091	2,087
Series 2011-R4 Class 1A, 0.8035% 3/6/20 (NCUA Guaranteed) (c)	576	575
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,003
3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,105
		31,736
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $501,426)		508,423

U.S. Government Agency - Mortgage Securities - 3.6%
Fannie Mae - 1.7%
1.93% 2/1/33 (c)	12	12
1.98% 7/1/35 (c)	8	8
1.988% 3/1/35 (c)	12	12
2.011% 12/1/34 (c)	18	19
2.048% 10/1/33 (c)	7	7
2.115% 10/1/35 (c)	10	11
2.175% 3/1/35 (c)	2	2
2.19% 3/1/37 (c)	11	11
2.215% 2/1/36 (c)	5	5
2.23% 7/1/34 (c)	12	13
2.26% 1/1/35 (c)	77	80
2.29% 11/1/33 (c)	29	30
2.302% 6/1/36 (c)	18	19
2.315% 9/1/36 (c)	31	33
2.383% 7/1/36 (c)	65	68
2.385% 3/1/33 (c)	38	39
2.45% 11/1/36 (c)	107	113
2.457% 2/1/44 (c)	106	109
2.458% 3/1/35 (c)	12	12
2.468% 2/1/37 (c)	190	200
2.472% 7/1/35 (c)	18	19
2.476% 6/1/47 (c)	61	64
2.501% 4/1/44 (c)	178	183
2.512% 4/1/36 (c)	116	122
2.524% 2/1/44 (c)	104	107
2.525% 5/1/36 (c)	15	16
2.543% 1/1/44 (c)	173	179
2.557% 3/1/40 (c)	422	445
2.559% 10/1/33 (c)	16	17
2.592% 5/1/44 (c)	202	208
2.628% 5/1/44 (c)	281	289
2.686% 4/1/44 (c)	432	446
2.689% 2/1/42 (c)	584	607
2.761% 1/1/42 (c)	504	525
2.892% 8/1/35 (c)	179	190
3% 3/1/31 (d)	2,100	2,190
5% 1/1/22 to 7/1/35	1,682	1,868
5.5% 10/1/20 to 1/1/29	2,207	2,385
6% 6/1/16 to 3/1/34	423	485
6.5% 6/1/16 to 8/1/36	1,448	1,690
10.25% 10/1/18	1	1
		12,839
Freddie Mac - 0.5%
1.945% 3/1/35 (c)	38	39
2.113% 2/1/37 (c)	22	23
2.12% 7/1/35 (c)	474	492
2.154% 8/1/37 (c)	32	34
2.175% 6/1/37 (c)	12	13
2.2% 3/1/37 (c)	7	8
2.246% 5/1/37 (c)	31	33
2.278% 6/1/33 (c)	92	97
2.35% 7/1/35 (c)	63	66
2.362% 10/1/42 (c)	538	568
2.372% 11/1/35 (c)	103	108
2.419% 10/1/36 (c)	123	129
2.461% 10/1/35 (c)	56	59
2.48% 4/1/34 (c)	373	394
2.506% 5/1/37 (c)	329	347
2.51% 5/1/37 (c)	140	148
2.54% 6/1/37 (c)	107	113
2.563% 5/1/37 (c)	30	31
2.595% 4/1/37 (c)	4	4
2.627% 2/1/36 (c)	4	4
2.668% 4/1/37 (c)	38	40
2.795% 7/1/36 (c)	31	33
2.798% 7/1/35 (c)	96	102
3.004% 3/1/33 (c)	2	3
3.082% 9/1/41 (c)	586	611
3.25% 10/1/35 (c)	17	18
6% 1/1/24	324	355
6.5% 12/1/21	86	94
9.5% 7/1/16 to 8/1/21	14	15
10% 6/1/16 to 3/1/21	16	17
10.5% 1/1/21	1	1
11% 9/1/20	1	1
		4,000
Ginnie Mae - 1.4%
4.3% 8/20/61 (e)	947	985
4.649% 2/20/62 (e)	657	697
4.682% 2/20/62 (e)	861	910
4.684% 1/20/62 (e)	5,225	5,504
5.47% 8/20/59 (e)	237	243
5.5% 11/15/35	498	560
5.612% 4/20/58 (e)	116	117
6% 6/15/36	1,086	1,270
8% 12/15/23	83	96
8.5% 2/15/17	0	0
10.5% 12/15/17 to 10/15/21	67	73
11% 5/20/16 to 1/20/21	9	10
		10,465
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $26,735)		27,304

Collateralized Mortgage Obligations - 16.9%
U.S. Government Agency - 16.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.54% 4/25/24 (c)	556	559
Series 2001-38 Class QF, 1.4158% 8/25/31 (c)	111	113
Series 2002-60 Class FV, 1.4358% 4/25/32 (c)	23	24
Series 2002-74 Class FV, 0.8858% 11/25/32 (c)	1,223	1,230
Series 2002-75 Class FA, 1.4358% 11/25/32 (c)	48	49
Series 2010-15 Class FJ, 1.3658% 6/25/36 (c)	1,601	1,622
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	6	6
Series 2002-16 Class PG, 6% 4/25/17	17	17
Series 2002-9 Class PC, 6% 3/25/17	2	2
Series 2003-28 Class KG, 5.5% 4/25/23	253	274
Series 2005-19 Class PA, 5.5% 7/25/34	510	547
Series 2005-27 Class NE, 5.5% 5/25/34	314	322
Series 2005-64 Class PX, 5.5% 6/25/35	512	561
Series 2005-68 Class CZ, 5.5% 8/25/35	1,060	1,195
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	10	10
Series 2003-117 Class MD, 5% 12/25/23	252	276
Series 2004-52 Class KZ, 5.5% 7/25/34	2,756	3,111
Series 2004-91 Class Z, 5% 12/25/34	1,614	1,791
Series 2009-59 Class HB, 5% 8/25/39	628	697
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,172	149
Series 2010-39 Class FG, 1.3558% 3/25/36 (c)	1,008	1,027
Series 2011-67 Class AI, 4% 7/25/26 (f)	303	32
Freddie Mac:
floater:
Series 2526 Class FC, 0.827% 11/15/32 (c)	203	203
Series 2630 Class FL, 0.927% 6/15/18 (c)	4	4
Series 2711 Class FC, 1.327% 2/15/33 (c)	532	541
floater planned amortization class Series 2770 Class FH, 0.827% 3/15/34 (c)	500	501
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	4	4
Series 2376 Class JE, 5.5% 11/15/16	5	5
Series 2381 Class OG, 5.5% 11/15/16	2	2
Series 2425 Class JH, 6% 3/15/17	9	9
Series 2802 Class OB, 6% 5/15/34	653	734
Series 3415 Class PC, 5% 12/15/37	197	215
Series 3763 Class QA, 4% 4/15/34	423	434
Series 3840 Class VA, 4.5% 9/15/27	721	771
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	407	413
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	604	679
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,043	2,330
Series 2004-2862 Class NE, 5% 9/15/24	4,529	4,862
Series 2145 Class MZ, 6.5% 4/15/29	697	811
Series 2357 Class ZB, 6.5% 9/15/31	368	433
Series 2877 Class ZD, 5% 10/15/34	1,939	2,152
Series 2998 Class LY, 5.5% 7/15/25	205	225
Series 3007 Class EW, 5.5% 7/15/25	895	983
Series 3745 Class KV, 4.5% 12/15/26	1,211	1,336
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.926% 7/20/37 (c)	280	281
Series 2008-2 Class FD, 0.906% 1/20/38 (c)	70	70
Series 2009-108 Class CF, 1.0255% 11/16/39 (c)	317	319
Series 2009-116 Class KF, 0.9555% 12/16/39 (c)	244	245
Series 2010-H17 Class FA, 0.7519% 7/20/60 (c)(e)	2,601	2,559
Series 2010-H18 Class AF, 0.551% 9/20/60 (c)(e)	3,074	3,021
Series 2010-H19 Class FG, 0.551% 8/20/60 (c)(e)	3,586	3,526
Series 2010-H27 Series FA, 0.631% 12/20/60 (c)(e)	926	913
Series 2011-H05 Class FA, 0.751% 12/20/60 (c)(e)	1,772	1,757
Series 2011-H07 Class FA, 0.9295% 2/20/61 (c)(e)	3,381	3,353
Series 2011-H12 Class FA, 0.9195% 2/20/61 (c)(e)	3,873	3,839
Series 2011-H13 Class FA, 0.751% 4/20/61 (c)(e)	1,485	1,473
Series 2011-H14:
Class FB, 0.751% 5/20/61 (c)(e)	1,678	1,663
Class FC, 0.751% 5/20/61 (c)(e)	1,542	1,528
Series 2011-H17 Class FA, 0.781% 6/20/61 (c)(e)	1,988	1,974
Series 2011-H21 Class FA, 0.851% 10/20/61 (c)(e)	1,959	1,950
Series 2012-H01 Class FA, 0.951% 11/20/61 (c)(e)	1,655	1,653
Series 2012-H03 Class FA, 0.951% 1/20/62 (c)(e)	1,044	1,042
Series 2012-H06 Class FA, 0.881% 1/20/62 (c)(e)	1,568	1,561
Series 2012-H07 Class FA, 0.881% 3/20/62 (c)(e)	945	941
Series 2015-H13 Class FL, 0.7095% 5/20/63 (c)(e)	6,418	6,391
Series 2015-H19 Class FA, 0.6295% 4/20/63 (c)(e)	6,075	6,043
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	24	24
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,120
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	719	73
Series 2011-68 Class EC, 3.5% 4/20/41	1,266	1,336
sequential payer Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	1,121	1,160
Series 1999-18 Class Z, 6.25% 5/16/29	1,283	1,436
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	3,916	4,163
Series 2010-H17 Class XP, 5.2994% 7/20/60 (c)(e)	4,788	5,078
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	3,504	3,725
Series 2012-64 Class KB, 7.9479% 5/20/41 (c)	167	196
Series 2013-124:
Class ES, 8.0987% 4/20/39 (c)(g)	1,300	1,440
Class ST, 8.232% 8/20/39 (c)(g)	2,443	2,821
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	3,786	3,866
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	11,538	11,762
Class JA, 2.5% 6/20/65 (e)	1,094	1,116
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	7,919	7,908
Series 2090-118 Class XZ, 5% 12/20/39	2,072	2,515
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $127,444)		128,102

Commercial Mortgage Securities - 8.1%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (c)	18	18
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	862
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,869
Series K009 Class A2, 3.808% 8/25/20	6,820	7,447
Series K027 Class A2, 2.637% 1/25/23	1,098	1,134
Series K029 Class A2, 3.32% 2/25/23 (c)	524	566
Series K034 Class A1, 2.669% 2/25/23	3,058	3,173
Series K037 Class A2, 3.49% 1/25/24	1,803	1,964
Series K717 Class A2, 2.991% 9/25/21	1,872	1,974
Series K032 Class A1, 3.016% 2/25/23	5,229	5,490
Series K039 Class A2, 3.303% 7/25/24	5,032	5,412
Series K042 Class A2, 2.67% 12/25/24	4,200	4,307
Series K501 Class A2, 1.655% 11/25/16	1,873	1,876
Series K714 Class A2, 3.034% 10/25/20	6,000	6,348
Series K720 Class A2, 2.716% 6/25/22	2,286	2,375
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22	5,405	5,673
Series K044 Class A2, 2.811% 1/25/25	6,300	6,523
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $59,634)		61,011

Foreign Government and Government Agency Obligations - 4.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,637
5.5% 12/4/23	10,710	13,331
5.5% 4/26/24	1,100	1,381
Jordanian Kingdom:
2.503% 10/30/20	8,609	8,996
3% 6/30/25	3,329	3,561
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,271)		32,906
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.9%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $7,108)	7,108	7,108
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $752,618)		764,854
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(6,961)
NET ASSETS - 100%		$757,893

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
159 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	34,749	$(33)
Sold
Treasury Contracts
3 CBOT Ultra Long Term U.S. Treasury Note Contracts (United States)	June 2016	519	2
		$35,268	$(31)

The face value of futures purchased as a percentage of Net Assets is 4.6%

The face value of futures sold as a percentage of Net Assets is 0.1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid)(000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Mar. 2018	$2,400	3-month LIBOR	1.5%	$(17)	$0	$(17)
LCH	Mar. 2021	1,400	3-month LIBOR	2%	(39)	0	(39)
LCH	Mar. 2026	6,900	3-month LIBOR	2.5%	(400)	0	(400)

TOTAL INTEREST RATE SWAPS					$(456)	$0	$(456)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to a daily variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $454,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $125,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$508,423	$--	$508,423	$--
U.S. Government Agency - Mortgage Securities	27,304	--	27,304	--
Collateralized Mortgage Obligations	128,102	--	128,102	--
Commercial Mortgage Securities	61,011	--	61,011	--
Foreign Government and Government Agency Obligations	32,906	--	32,906	--
Cash Equivalents	7,108	--	7,108	--
Total Investments in Securities:	$764,854	$--	$764,854	$--
Derivative Instruments:
Assets
Futures Contracts	$2	$2	$--	$--
Total Assets	$2	$2	$--	$--
Liabilities
Futures Contracts	$(33)	$(33)	$--	$--
Swaps	(456)	--	(456)	--
Total Liabilities	$(489)	$(33)	$(456)	$--
Total Derivative Instruments:	$(487)	$(31)	$(456)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$2	$(33)
Swaps(b)	-	(456)
Total Interest Rate Risk	2	(489)
Total Value of Derivatives	$2	$(489)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$7,108,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$7,108
$7,108

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $7,108) — See accompanying schedule: Unaffiliated issuers (cost $752,618)		$764,854
Cash		1
Receivable for investments sold		5,368
Receivable for fund shares sold		530
Interest receivable		2,180
Receivable from investment adviser for expense reductions		7
Total assets		772,940
Liabilities
Payable for investments purchased
Regular delivery	$11,460
Delayed delivery	2,187
Payable for fund shares redeemed	1,066
Distributions payable	42
Accrued management fee	196
Payable for daily variation margin for derivative instruments	8
Other affiliated payables	88
Total liabilities		15,047
Net Assets		$757,893
Net Assets consist of:
Paid in capital		$743,376
Distributions in excess of net investment income		(423)
Accumulated undistributed net realized gain (loss) on investments		3,191
Net unrealized appreciation (depreciation) on investments		11,749
Net Assets, for 70,451 shares outstanding		$757,893
Net Asset Value, offering price and redemption price per share ($757,893 ÷ 70,451 shares)		$10.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$5,924
Expenses
Management fee	$1,140
Transfer agent fees	367
Fund wide operations fee	142
Independent trustees' compensation	2
Miscellaneous	1
Total expenses before reductions	1,652
Expense reductions	(7)	1,645
Net investment income (loss)		4,279
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,651
Futures contracts	(85)
Swaps	(405)
Total net realized gain (loss)		4,161
Change in net unrealized appreciation (depreciation) on: Investment securities	3,774
Futures contracts	103
Swaps	(193)
Total change in net unrealized appreciation (depreciation)		3,684
Net gain (loss)		7,845
Net increase (decrease) in net assets resulting from operations		$12,124

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,279	$10,443
Net realized gain (loss)	4,161	5,020
Change in net unrealized appreciation (depreciation)	3,684	(3,277)
Net increase (decrease) in net assets resulting from operations	12,124	12,186
Distributions to shareholders from net investment income	(4,837)	(9,405)
Distributions to shareholders from net realized gain	(4,324)	–
Total distributions	(9,161)	(9,405)
Share transactions
Proceeds from sales of shares	98,509	103,216
Reinvestment of distributions	8,588	8,644
Cost of shares redeemed	(92,155)	(197,881)
Net increase (decrease) in net assets resulting from share transactions	14,942	(86,021)
Total increase (decrease) in net assets	17,905	(83,240)
Net Assets
Beginning of period	739,988	823,228
End of period (including distributions in excess of net investment income of $423 and undistributed net investment income of $135, respectively)	$757,893	$739,988
Other Information
Shares
Sold	9,205	9,625
Issued in reinvestment of distributions	804	806
Redeemed	(8,626)	(18,470)
Net increase (decrease)	1,383	(8,039)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Government Income Fund

	Six months ended February 29, 2016	Years ended
	(Unaudited)	2015	2014	2013	2012	2011 A	2011 B
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.68	$10.58	$11.09	$11.12	$10.97	$11.10
Income from Investment Operations
Net investment income (loss)C	.062	.144	.133	.116	.128	.013	.171
Net realized and unrealized gain (loss)	.122	.016	.153	(.294)	.159	.151	.155
Total from investment operations	.184	.160	.286	(.178)	.287	.164	.326
Distributions from net investment income	(.071)	(.130)	(.130)	(.116)	(.129)	(.014)	(.172)
Distributions from net realized gain	(.063)	–	(.056)	(.216)	(.188)	–	(.284)
Total distributions	(.134)	(.130)	(.186)	(.332)	(.317)	(.014)	(.456)
Net asset value, end of period	$10.76	$10.71	$10.68	$10.58	$11.09	$11.12	$10.97
Total ReturnD,E	1.73%	1.50%	2.72%	(1.66)%	2.63%	1.49%	3.04%
Ratios to Average Net AssetsF
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%G	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%G	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%G	.45%
Net investment income (loss)	1.17%G	1.34%	1.25%	1.07%	1.16%	1.37%G	1.57%
Supplemental Data
Net assets, end of period (in millions)	$758	$740	$823	$916	$1,132	$1,206	$1,191
Portfolio turnover rate	110%G	71%	153%	179%	198%	258%G	339%

 A For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

 B For the period ended July 31.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$13,487
Gross unrealized depreciation	(887)
Net unrealized appreciation (depreciation) on securities	$12,600
Tax cost	$752,254

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(85)	$103
Swaps	(405)	(193)
Totals(a)	$(490)	$(90)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to four hundred ninety-one dollars and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $7.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.45%	$1,000.00	$1,017.30	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Total Bond Fund - Class A, Class T, Class B and Class C Semi-Annual Report February 29, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Total Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	36.7%
AAA	2.5%
AA	2.4%
A	10.7%
BBB	27.0%
BB and Below	18.7%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.9%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	33.4%
AAA	3.1%
AA	2.3%
A	13.0%
BBB	25.4%
BB and Below	16.8%
Not Rated	1.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	7.8	7.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.1	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	45.6%
U.S. Government and U.S. Government Agency Obligations	36.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	6.0%
Municipal Bonds	2.0%
Stocks	0.1%
Other Investments	7.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 12.6%

 ** Futures and Swaps - (0.2)%

As of August 31, 2015*,**
Corporate Bonds	44.2%
U.S. Government and U.S. Government Agency Obligations	33.4%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	7.1%
Municipal Bonds	1.5%
Stocks	0.1%
Other Investments	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 11.4%

 ** Futures and Swaps - (0.3)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.6%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,121,125
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(c)		760,000	805,600
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,660,000	2,646,700
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	443,213
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		4,410,000	4,211,550
			11,228,188
Automobiles - 1.3%
Daimler Finance North America LLC 1.45% 8/1/16 (b)		7,526,000	7,527,340
General Motors Co.:
3.5% 10/2/18		9,215,000	9,241,724
5.2% 4/1/45		4,250,000	3,672,247
6.25% 10/2/43		1,543,000	1,510,040
6.6% 4/1/36		9,383,000	9,644,420
6.75% 4/1/46		15,744,000	16,460,950
General Motors Financial Co., Inc.:
2.4% 4/10/18		25,372,000	24,926,671
2.625% 7/10/17		2,955,000	2,942,687
3% 9/25/17		6,726,000	6,731,932
3.15% 1/15/20		27,252,000	26,629,537
3.2% 7/13/20		20,200,000	19,526,734
3.25% 5/15/18		4,810,000	4,797,451
3.5% 7/10/19		10,761,000	10,759,547
4% 1/15/25		18,085,000	16,755,771
4.2% 3/1/21		26,269,000	26,308,430
4.25% 5/15/23		5,420,000	5,285,042
4.375% 9/25/21		47,963,000	48,241,713
4.75% 8/15/17		5,050,000	5,175,326
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (b)		33,222,000	32,186,271
			278,323,833
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	3,732,400
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,222,410
4.25% 6/15/23		8,466,000	8,977,160
			10,199,570
Hotels, Restaurants & Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		5,650,000	4,294,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		4,325,000	3,395,125
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,067,000
FelCor Lodging LP 5.625% 3/1/23		135,000	137,363
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		2,515,000	2,401,825
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,743,688
3.7% 1/30/26		9,591,000	10,010,971
4.7% 12/9/35		4,951,000	5,124,884
4.875% 12/9/45		7,770,000	8,164,646
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	12,398,136
NCL Corp. Ltd. 4.625% 11/15/20 (b)		4,910,000	4,774,975
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,727,225
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	538,650
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	5,027,400
7% 1/1/22 (b)		7,445,000	7,240,263
10% 12/1/22		10,060,000	7,897,100
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,331,575
Times Square Hotel Trust 8.528% 8/1/26 (b)		719,925	847,993
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,900,000	2,641,032
Wynn Macau Ltd. 5.25% 10/15/21 (b)		21,550,000	19,879,875
			105,643,726
Household Durables - 0.2%
Calatlantic Group, Inc. 5.875% 11/15/24		1,775,000	1,859,313
Lennar Corp.:
4.75% 4/1/21		4,845,000	4,869,225
4.875% 12/15/23		3,435,000	3,349,125
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,126,388
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,866,900
PulteGroup, Inc. 4.25% 3/1/21		3,635,000	3,653,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,015,713
8.25% 2/15/21 (c)		3,885,000	3,817,013
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,375,400
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	550,050
5.875% 6/15/24		415,000	394,250
William Lyon Homes, Inc.:
5.75% 4/15/19		6,175,000	5,619,250
7% 8/15/22		12,090,000	11,062,350
			45,558,152
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25		5,000,000	4,775,000
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,052,112
6.15% 2/15/41		23,838,000	25,701,178
7.75% 12/1/45		3,932,000	4,956,038
Altice SA:
5.375% 7/15/23 (b)		2,560,000	2,592,000
7.625% 2/15/25 (b)		10,255,000	9,383,325
7.75% 5/15/22 (b)		30,945,000	29,939,288
7.75% 7/15/25 (b)		1,795,000	1,664,863
7.75% 7/15/25 (b)		1,610,000	1,501,325
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		855,000	754,538
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	607,110
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,168,025
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,121,525
5.125% 5/1/23 (b)		4,370,000	4,337,225
5.875% 4/1/24 (b)		4,895,000	4,999,019
5.875% 5/1/27 (b)		7,115,000	7,115,000
CCOH Safari LLC 5.75% 2/15/26 (b)		3,370,000	3,378,863
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		845,000	827,044
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	20,739,517
4.908% 7/23/25 (b)		20,419,000	20,900,092
6.484% 10/23/45 (b)		20,419,000	21,448,261
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,625,600
6.875% 6/15/18		2,270,000	1,271,200
9% 12/15/19		5,100,000	3,595,500
10% 1/15/18		4,260,000	1,363,200
Cogeco Communications, Inc. 4.875% 5/1/20 (b)		2,335,000	2,358,350
Columbus International, Inc. 7.375% 3/30/21 (b)		19,274,000	20,006,412
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,431,408
4.6% 8/15/45		33,362,000	35,258,029
4.95% 6/15/16		2,344,000	2,372,027
6.45% 3/15/37		2,196,000	2,777,275
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,348,375
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,649,267
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,643,204
6.35% 6/1/40		6,392,000	6,153,061
DISH DBS Corp.:
5.125% 5/1/20		4,495,000	4,450,050
5.875% 11/15/24		6,760,000	6,074,198
6.75% 6/1/21		2,000,000	2,037,500
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,537,900
4.875% 4/11/22 (b)		565,000	508,500
Grupo Televisa SA de CV:
4.625% 1/30/26		300,000	304,819
6.125% 1/31/46		515,000	502,558
6.625% 3/18/25		790,000	911,052
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	1,778,700
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		6,521,000	7,091,588
MDC Partners, Inc. 6.75% 4/1/20 (b)		4,985,000	5,072,238
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,920,000	15,601,600
Myriad International Holding BV:
5.5% 7/21/25 (b)		770,000	747,454
6% 7/18/20 (b)		515,000	553,656
National CineMedia LLC 6% 4/15/22		1,750,000	1,820,000
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,073,497
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,031,171	2,560,493
Numericable Group SA:
4.875% 5/15/19 (b)		2,352,000	2,350,824
6% 5/15/22 (b)		2,550,000	2,524,500
6.25% 5/15/24 (b)		1,490,000	1,452,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,408,900
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	5,050,000	5,660,770
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,677,384
3.85% 9/29/24		11,394,000	11,648,895
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,676,072
4.5% 9/15/42		50,098,000	40,940,086
5.5% 9/1/41		12,973,000	11,549,875
5.85% 5/1/17		3,419,000	3,550,262
5.875% 11/15/40		16,544,000	15,393,315
6.55% 5/1/37		38,302,000	38,585,780
6.75% 7/1/18		13,763,000	14,997,472
7.3% 7/1/38		38,728,000	40,869,930
8.25% 4/1/19		24,391,000	27,887,547
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,306,502
6.2% 3/15/40		11,792,000	12,512,739
6.5% 11/15/36		9,243,000	9,954,785
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	1,701,000
7.625% 9/18/20 (Reg S.)		575,000	345,000
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	2,977,500
5.125% 2/15/25 (b)		2,805,000	2,745,394
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,470,789
Virgin Media Secured Finance PLC 5.5% 1/15/25 (b)		2,500,000	2,518,750
VTR Finance BV 6.875% 1/15/24 (b)		2,230,000	2,096,200
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		224,675	210,970
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		3,025,000	2,881,313
WMG Acquisition Corp.:
6% 1/15/21 (b)		1,585,000	1,608,775
6.75% 4/15/22 (b)		6,906,000	6,370,785
			656,539,923
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20		24,910,000	22,792,650
7.4% 4/1/37		8,835,000	6,758,775
8.125% 10/1/19		4,705,000	4,763,813
			34,315,238
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35 (b)		2,175,000	2,310,938
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,612,400
			6,923,338

TOTAL CONSUMER DISCRETIONARY			1,157,239,368

CONSUMER STAPLES - 3.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		39,422,000	40,123,357
3.3% 2/1/23		42,459,000	43,647,088
3.65% 2/1/26		1,500,000	1,547,087
4.7% 2/1/36		40,200,000	42,153,358
4.9% 2/1/46		45,974,000	49,279,669
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,444,252
4.25% 5/1/23		5,205,000	5,393,681
6% 5/1/22		21,795,000	24,519,375
Heineken NV 1.4% 10/1/17 (b)		7,323,000	7,320,554
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	10,731,804
			227,160,225
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,794,459
2.25% 12/5/18		8,524,000	8,612,275
2.8% 7/20/20		15,202,000	15,567,654
3.5% 7/20/22		8,944,000	9,342,214
4% 12/5/23		8,525,000	9,205,244
ESAL GmbH 6.25% 2/5/23 (b)		20,310,000	17,365,050
Minerva Luxembourg SA:
7.75% 1/31/23 (b)		12,999,000	12,290,555
7.75% 1/31/23 (Reg. S)		1,705,000	1,612,078
SUPERVALU, Inc. 7.75% 11/15/22		1,300,000	1,014,000
Tesco PLC:
5% 3/24/23	GBP	2,850,000	3,829,387
6.125% 2/24/22	GBP	750,000	1,081,600
6.15% 11/15/37 (b)		4,465,000	3,753,467
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,910,138
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,751,241
2.7% 11/18/19		8,473,000	8,519,280
3.3% 11/18/21		10,050,000	10,118,119
			126,766,761
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,607,090
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,100,000	2,168,250
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	650,969
JBS Investments GmbH:
7.25% 4/3/24 (b)		18,090,000	15,873,975
7.75% 10/28/20 (b)		7,470,000	7,189,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,155,000	993,300
5.875% 7/15/24 (b)		6,410,000	5,672,850
7.25% 6/1/21 (b)		2,200,000	2,128,500
7.25% 6/1/21 (b)		2,730,000	2,641,275
8.25% 2/1/20 (b)		1,510,000	1,514,530
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		575,000	641,844
			44,082,458
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		4,800,000	4,752,000
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,240,000	1,277,200
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,619,123
4% 1/31/24		6,408,000	6,889,331
4.25% 8/9/42		9,573,000	9,131,311
4.75% 5/5/21		7,000,000	7,749,329
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,956,184
2.05% 7/20/18 (b)		8,743,000	8,700,955
2.95% 7/21/20 (b)		20,000,000	20,285,660
3.75% 7/21/22 (b)		20,300,000	20,837,503
4.25% 7/21/25 (b)		21,467,000	22,346,804
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,436,650
3.25% 6/12/20		3,274,000	3,404,891
4% 6/12/22		11,386,000	12,292,360
4.45% 6/12/25		44,787,000	48,642,265
5.7% 8/15/35		4,237,000	4,783,916
5.85% 8/15/45		35,690,000	41,896,348
6.15% 9/15/43		4,511,000	5,346,329
6.75% 6/15/17		3,719,000	3,992,272
7.25% 6/15/37		5,056,000	6,337,757
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,901,200
			266,550,188

TOTAL CONSUMER STAPLES			670,588,832

ENERGY - 6.6%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	7,690,880
5.35% 3/15/20 (b)		8,816,000	6,638,959
5.85% 5/21/43 (b)(c)		6,758,000	3,581,740
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		14,383,000	13,413,744
6.5% 4/1/20		738,000	744,838
Ensco PLC:
5.2% 3/15/25		7,885,000	4,021,350
5.75% 10/1/44		7,801,000	3,674,271
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,094,525
6% 10/1/22		995,000	651,725
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	2,882,600
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	2,863,350
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,267,048
4.85% 11/15/35		8,550,000	7,473,452
5% 11/15/45		11,714,000	10,381,158
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,345,000	672,500
5.875% 4/1/20		1,850,000	962,000
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	949,600
5.95% 4/1/25		7,570,000	3,824,440
6.95% 4/1/45		7,307,000	3,361,220
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		2,790,000	753,300
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,225,661
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		675,000	568,672
Transocean, Inc.:
3% 10/15/17 (c)		1,000,000	900,000
5.55% 12/15/16 (c)		7,572,000	7,496,280
			96,093,313
Oil, Gas & Consumable Fuels - 6.2%
Afren PLC:
6.625% 12/9/20 (b)(d)		1,341,775	2,684
10.25% 4/8/19 (Reg. S) (d)		2,024,860	4,050
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(c)		4,328,000	1,027,900
Anadarko Petroleum Corp. 6.375% 9/15/17		23,752,000	24,132,745
Antero Resources Corp.:
5.125% 12/1/22		9,310,000	7,936,775
5.625% 6/1/23 (b)		4,310,000	3,685,050
Antero Resources Finance Corp. 5.375% 11/1/21		1,220,000	1,055,300
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,654,714
2.315% 2/13/20		37,777,000	37,001,778
3.535% 11/4/24		15,450,000	14,765,998
3.814% 2/10/24		21,032,000	20,896,091
4.5% 10/1/20		5,954,000	6,292,854
4.742% 3/11/21		8,800,000	9,380,052
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,528,199
3.9% 2/1/25		24,997,000	19,395,822
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	14,936,569
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	189,000
6.125% 2/15/21		1,750,000	367,500
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,350,000	1,228,500
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,145,000	3,834,125
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)		3,149,000	3,021,258
3.3% 6/1/20 (b)		15,490,000	14,504,635
4.5% 6/1/25 (b)		4,707,000	4,280,075
5.8% 6/1/45 (b)		5,906,000	4,998,437
Concho Resources, Inc. 5.5% 4/1/23		1,585,000	1,474,050
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,059,125
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,220,088
8% 4/1/23		2,710,000	1,815,700
Consolidated Energy Finance SA 6.75% 10/15/19 (b)		5,687,000	4,919,255
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,060,000	932,800
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,407,060
2.7% 4/1/19		14,993,000	12,296,599
3.875% 3/15/23		5,532,000	3,986,016
Denbury Resources, Inc. 5.5% 5/1/22		6,550,000	2,046,875
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	7,425,664
EDC Finance Ltd. 4.875% 4/17/20 (b)		4,420,000	4,012,034
El Paso Corp. 6.5% 9/15/20		16,140,000	16,304,160
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,179,705
Empresa Nacional de Petroleo:
4.375% 10/30/24 (b)		9,045,000	8,756,112
4.75% 12/6/21 (b)		280,000	287,911
Enable Midstream Partners LP:
2.4% 5/15/19		4,028,000	3,103,143
3.9% 5/15/24		4,249,000	2,714,384
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	11,796,229
4.375% 10/15/20		11,319,000	10,471,580
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		11,735,000	9,974,750
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	1,668,550
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,875,277
3.75% 2/15/25		9,982,000	9,466,919
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		4,590,000	1,239,300
9.375% 5/1/20		15,425,000	4,511,813
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	3,665,650
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (b)		1,225,000	1,212,138
6.875% 5/16/17 (Reg. S)		200,000	197,900
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	1,644,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		710,000	454,400
7% 6/15/23		6,755,000	4,390,750
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)		221,000	223,574
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	3,886,838
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		1,305,000	887,400
5.75% 10/1/25 (b)		2,135,000	1,451,800
Indo Energy Finance BV 7% 5/7/18 (b)		400,000	192,734
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		5,150,000	1,673,750
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		9,543,000	8,606,498
3.95% 9/1/22		9,338,000	8,442,448
4.25% 9/1/24		3,263,000	2,825,768
5.5% 3/1/44		42,953,000	35,052,784
Kinder Morgan, Inc.:
2% 12/1/17		5,467,000	5,220,985
5.05% 2/15/46		4,854,000	3,717,528
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		450,000	347,625
7.875% 8/1/21 (b)		845,000	652,763
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,190,295
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,312,958
MPLX LP 4% 2/15/25		2,532,000	1,920,395
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,152,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,347,750
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,480,000	1,934,896
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		6,806,000	782,690
Pan American Energy LLC 7.875% 5/7/21 (b)		1,518,000	1,472,460
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,700,000	3,006,250
Pemex Project Funding Master Trust 6.625% 6/15/35		3,935,000	3,555,273
Petro-Canada 6.05% 5/15/18		3,850,000	3,938,800
Petrobras Global Finance BV:
2.75% 1/15/18	EUR	7,600,000	7,027,494
2.762% 1/15/19 (c)		3,100,000	2,332,750
3% 1/15/19		5,743,000	4,551,328
3.25% 3/17/17		26,028,000	25,221,132
4.375% 5/20/23		20,096,000	13,695,424
4.875% 3/17/20		38,750,000	29,647,625
5.625% 5/20/43		18,504,000	10,749,899
6.25% 3/17/24		21,380,000	15,614,242
7.25% 3/17/44		640,000	416,960
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	33,566,250
5.75% 1/20/20		13,725,000	10,980,000
5.875% 3/1/18		4,785,000	4,488,569
6.875% 1/20/40		4,495,000	2,820,613
7.875% 3/15/19		10,517,000	9,491,593
Petroleos de Venezuela SA:
5.375% 4/12/27		2,050,000	640,830
5.5% 4/12/37		655,000	203,050
6% 5/16/24 (b)		2,085,000	641,138
6% 11/15/26 (b)		1,755,000	550,193
8.5% 11/2/17 (b)		16,993,333	8,369,217
9.75% 5/17/35 (b)		3,700,000	1,369,000
12.75% 2/17/22 (b)		2,395,000	1,023,863
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,726,787
3.5% 7/18/18		14,963,000	14,850,778
3.5% 7/23/20 (b)		13,960,000	13,157,300
3.5% 1/30/23		12,689,000	10,982,330
4.5% 1/23/26 (b)		46,043,000	40,978,270
4.875% 1/24/22		11,642,000	11,170,499
4.875% 1/18/24		13,872,000	12,863,506
5.5% 2/4/19 (b)		1,105,000	1,142,570
5.5% 1/21/21		12,069,000	12,187,276
5.5% 6/27/44 (b)		1,390,000	1,067,937
5.5% 6/27/44		34,804,000	26,739,913
5.625% 1/23/46 (b)		35,710,000	27,719,888
6% 3/5/20		6,145,000	6,320,133
6.375% 2/4/21 (b)		785,000	816,204
6.375% 1/23/45		29,382,000	25,487,416
6.5% 6/2/41		27,997,000	24,463,779
6.625% (b)(e)		5,845,000	4,895,188
6.875% 8/4/26 (b)		41,150,000	42,610,825
8% 5/3/19		8,600,000	9,395,500
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	12,869,300
4.875% 11/15/44		34,230,000	30,815,044
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,221,439
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	4,297,530
6.125% 1/15/17		6,185,000	6,185,000
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	584,834
5.25% 5/23/21 (b)		815,000	823,349
6% 5/3/42 (b)		395,000	328,264
6.5% 5/27/41 (b)		2,250,000	1,988,345
Rice Energy, Inc.:
6.25% 5/1/22		12,665,000	10,258,650
7.25% 5/1/23		3,830,000	3,064,000
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		6,815,000	6,504,066
5.625% 3/1/25		12,415,000	11,266,613
5.75% 5/15/24		7,045,000	6,485,768
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,484,760
4.375% 5/11/45		20,000,000	18,553,500
Sibur Securities Ltd. 3.914% 1/31/18 (b)		1,445,000	1,418,698
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,836,323
SM Energy Co. 6.5% 11/15/21		1,205,000	542,250
Southwestern Energy Co.:
3.3% 1/23/18		17,949,000	12,923,280
4.05% 1/23/20		69,462,000	44,802,990
4.95% 1/23/25		34,312,000	19,729,400
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	307,593
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,722,476
2.95% 9/25/18		1,960,000	1,929,681
4.6% 6/15/21		2,694,000	2,753,449
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (b)		3,405,000	3,251,775
6.375% 4/1/23 (b)		3,035,000	2,883,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		2,000,000	1,916,240
6.75% 3/15/24 (b)		3,590,000	3,042,525
Teekay Corp. 8.5% 1/15/20 (b)		1,955,000	1,231,650
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	5,174,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)		220,000	205,700
5.875% 10/1/20		255,000	239,700
6.125% 10/15/21		735,000	676,200
6.25% 10/15/22 (b)		1,940,000	1,784,800
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	7,977,200
4.55% 6/24/24		83,904,000	62,928,000
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		200,000	198,000
9.625% 5/14/20 (b)		3,492,567	3,571,150
Western Gas Partners LP 5.375% 6/1/21		16,424,000	14,030,005
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	1,789,250
Western Refining, Inc. 6.25% 4/1/21		4,085,000	3,268,000
Whiting Petroleum Corp. 5% 3/15/19		5,875,000	2,908,125
Williams Partners LP:
3.9% 1/15/25		26,667,000	19,866,328
4% 9/15/25		3,000,000	2,283,243
4.125% 11/15/20		2,399,000	1,968,943
4.3% 3/4/24		40,932,000	31,996,012
WPX Energy, Inc. 7.5% 8/1/20		4,070,000	2,564,100
YPF SA:
8.5% 7/28/25 (b)		1,710,000	1,663,830
8.75% 4/4/24 (b)		3,945,000	3,876,357
8.875% 12/19/18 (b)		2,330,000	2,418,540
8.875% 12/19/18 (Reg. S)		2,150,000	2,231,700
Zhaikmunai International BV 7.125% 11/13/19 (b)		3,040,000	2,371,200
			1,361,417,704

TOTAL ENERGY			1,457,511,017

FINANCIALS - 18.8%
Banks - 7.6%
ABN AMRO Bank NV 2.875% 1/18/28 (Reg. S) (c)	EUR	5,600,000	6,100,976
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,583,910
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		715,271	750,140
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	410,119
Banco Hipotecario SA 9.75% 11/30/20 (b)		750,000	794,063
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)		10,570,000	10,543,575
4% 4/14/19 (b)		12,355,000	11,366,600
5.5% 7/12/20 (b)		570,000	530,100
5.75% 9/26/23 (b)		11,110,000	9,693,475
6.369% 6/16/18 (b)		13,935,000	14,011,643
6.5% 6/10/19 (Reg. S)		1,000,000	989,700
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (b)		8,770,000	8,821,129
1.375% 9/27/17 (Reg. S)		2,720,000	2,735,858
Bank of America Corp.:
2% 1/11/18		50,000,000	49,824,700
2.25% 4/21/20		66,694,000	65,368,057
2.6% 1/15/19		8,068,000	8,106,129
3.3% 1/11/23		2,337,000	2,335,808
3.875% 3/22/17		25,777,000	26,367,628
3.875% 8/1/25		11,647,000	11,953,339
3.95% 4/21/25		27,638,000	26,759,581
4% 1/22/25		5,734,000	5,577,244
4.1% 7/24/23		11,481,000	11,955,625
4.2% 8/26/24		40,532,000	40,579,058
4.25% 10/22/26		14,724,000	14,584,858
4.45% 3/3/26		20,559,000	20,559,000
5.65% 5/1/18		8,780,000	9,372,940
5.75% 12/1/17		21,955,000	23,284,265
5.875% 1/5/21		6,530,000	7,369,307
6.5% 8/1/16		9,000,000	9,195,615
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	3,050,000	3,150,831
10% 7/30/16	EUR	1,000,000	1,106,230
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		605,000	522,466
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	6,333,920
7.75% 4/10/23 (c)		2,500,000	2,532,968
Barclays PLC:
2.75% 11/8/19		12,249,000	12,028,273
3.25% 1/12/21		21,116,000	20,357,640
4.375% 1/12/26		25,086,000	24,208,667
BBVA Bancomer SA 7.25% 4/22/20 (b)		450,000	481,500
BBVA Colombia SA 4.875% 4/21/25 (b)		390,000	354,900
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		300,000	252,060
BPCE SA 5.7% 10/22/23 (b)		6,850,000	7,047,349
Capital One NA 2.95% 7/23/21		18,827,000	18,674,219
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,169,332
1.7% 4/27/18		120,000,000	118,724,280
1.8% 2/5/18		33,287,000	33,065,508
1.85% 11/24/17		33,365,000	33,257,698
2.4% 2/18/20		60,588,000	60,050,827
2.5% 7/29/19		46,387,000	46,498,885
2.65% 10/26/20		20,000,000	19,972,900
4.05% 7/30/22		5,303,000	5,404,261
4.4% 6/10/25		40,790,000	40,671,138
4.45% 9/29/27		10,000,000	9,840,480
5.5% 9/13/25		4,478,000	4,797,416
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		13,462,000	13,785,236
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,712,030
Credit Suisse AG 6% 2/15/18		18,058,000	19,117,987
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	18,812,246
3.75% 3/26/25		19,450,000	18,374,182
3.8% 9/15/22		30,700,000	30,087,750
Discover Bank:
4.2% 8/8/23		17,852,000	18,137,561
7% 4/15/20		2,030,000	2,288,874
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,207,133
Fifth Third Bancorp:
4.5% 6/1/18		798,000	839,788
8.25% 3/1/38		4,667,000	6,572,195
Finansbank A/S 6.25% 4/30/19 (b)		900,000	936,990
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		2,200,000	2,259,576
7.75% 7/5/17 (Reg. S)		350,000	359,478
GTB Finance BV 6% 11/8/18 (b)		3,505,000	3,172,376
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,523,906
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,094,804
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,067,172
HSBK BV:
7.25% 5/3/17 (b)		2,825,000	2,854,437
7.25% 5/3/17 (Reg. S)		250,000	252,605
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,382,934
Industrial Senior Trust 5.5% 11/1/22 (b)		220,000	201,850
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		1,050,000	928,095
Intesa Sanpaolo SpA:
3.875% 1/16/18		5,740,000	5,820,934
5.71% 1/15/26 (b)		28,396,000	27,056,277
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,522,250
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,694,600
5.5% 8/6/22 (b)		1,155,000	1,084,256
6.2% 12/21/21 (Reg. S)		980,000	967,750
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,518,396
2% 8/15/17		11,000,000	11,050,226
2.2% 10/22/19		7,268,000	7,263,843
2.25% 1/23/20		40,000,000	39,911,200
2.35% 1/28/19		6,857,000	6,925,008
3.25% 9/23/22		18,423,000	18,723,221
3.875% 9/10/24		39,644,000	39,835,837
4.125% 12/15/26		50,896,000	51,635,264
4.25% 10/15/20		6,995,000	7,479,138
4.35% 8/15/21		20,267,000	21,974,697
4.5% 1/24/22		22,046,000	23,888,737
4.625% 5/10/21		6,879,000	7,515,858
4.95% 3/25/20		22,079,000	24,048,690
KeyBank NA 5.45% 3/3/16		3,939,000	3,939,000
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,105,000	1,095,331
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,056,546
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,083,907
Regions Bank 6.45% 6/26/37		24,618,000	29,507,652
Regions Financial Corp. 2% 5/15/18		13,127,000	13,010,603
Royal Bank of Canada 4.65% 1/27/26		21,308,000	21,492,804
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	61,306,995
6% 12/19/23		25,897,000	26,161,616
6.1% 6/10/23		31,961,000	32,360,513
6.125% 12/15/22		42,557,000	44,671,062
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	2,500,000	2,942,536
RSHB Capital SA 5.298% 12/27/17 (b)		1,225,000	1,225,000
SB Capital SA 5.5% 2/26/24 (b)(c)		2,285,000	2,012,431
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		980,000	974,042
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (b)(c)		645,000	624,844
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,089,358
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,064,804
3.676% 6/15/16		4,301,000	4,336,672
4.48% 1/16/24		4,804,000	5,106,205
Zenith Bank PLC 6.25% 4/22/19 (b)		4,120,000	3,636,230
			1,688,611,728
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,702,736
4.25% 2/15/24		12,758,000	13,146,979
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		10,140,000	10,368,150
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,422,475
Deutsche Bank AG 4.5% 4/1/25		80,571,000	68,294,719
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	36,846,628
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,992,608
2.55% 10/23/19		33,080,000	33,139,941
2.625% 1/31/19		50,400,000	50,783,242
2.9% 7/19/18		17,494,000	17,738,601
4.25% 10/21/25		20,000,000	19,902,060
5.25% 7/27/21		17,105,000	18,974,149
5.625% 1/15/17		3,200,000	3,305,398
5.95% 1/18/18		4,975,000	5,304,773
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,415,961
6.85% 6/15/17		1,263,000	1,327,918
Morgan Stanley:
1.875% 1/5/18		16,953,000	16,910,770
2.125% 4/25/18		12,586,000	12,582,363
2.8% 6/16/20		30,000,000	30,110,730
3.7% 10/23/24		24,714,000	25,039,656
4.35% 9/8/26		30,000,000	29,887,800
4.875% 11/1/22		26,240,000	27,665,436
5% 11/24/25		3,189,000	3,356,183
5.45% 1/9/17		13,970,000	14,429,306
5.5% 1/26/20		88,000,000	96,696,248
5.625% 9/23/19		12,714,000	13,953,462
5.75% 1/25/21		19,879,000	22,343,897
6.625% 4/1/18		16,118,000	17,547,763
UBS AG 7.625% 8/17/22		1,500,000	1,672,665
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,611,114
1.8% 3/26/18		24,142,000	24,155,133
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	18,784,556
			719,413,420
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,036,344
4.5% 5/15/21		2,800,000	2,821,000
4.625% 7/1/22		2,685,000	2,688,356
Ally Financial, Inc. 5.75% 11/20/25		1,455,000	1,411,350
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,549,989
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		840,000	819,000
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,551,047
3.95% 11/6/24		9,738,000	9,534,369
5.2% 4/27/22		12,545,000	13,191,946
6.45% 6/12/17		10,366,000	10,870,824
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,198,110
1.7% 5/9/16		19,473,000	19,488,150
1.724% 12/6/17		18,742,000	18,486,434
2.24% 6/15/18		19,162,000	18,884,956
2.597% 11/4/19		52,209,000	51,437,873
2.875% 10/1/18		13,000,000	13,006,669
General Electric Capital Corp.:
4.625% 1/7/21		5,577,000	6,232,208
4.65% 10/17/21		1,540,000	1,743,744
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,542,412
1.875% 8/9/16 (b)		2,974,000	2,980,231
2.125% 10/2/17 (b)		18,524,000	18,538,986
2.875% 8/9/18 (b)		5,276,000	5,315,649
Navient Corp.:
5% 10/26/20		915,000	807,488
5.875% 3/25/21		2,250,000	1,974,375
5.875% 10/25/24		6,255,000	5,066,550
SLM Corp.:
4.875% 6/17/19		2,160,000	2,052,000
5.5% 1/15/19		2,025,000	2,004,750
5.5% 1/25/23		6,135,000	5,076,713
6.125% 3/25/24		2,250,000	1,883,025
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,304,540
3% 8/15/19		4,907,000	4,914,856
3.75% 8/15/21		7,409,000	7,450,624
4.25% 8/15/24		7,458,000	7,465,421
			300,329,989
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.85% 2/1/25		14,325,000	12,502,273
3.875% 8/15/22		11,641,000	10,825,839
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,150,000	724,500
GE Capital International Funding Co.:
0.964% 4/15/16 (b)		34,264,000	34,270,133
2.342% 11/15/20 (b)		20,180,000	20,384,464
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,665,000	2,471,788
5.875% 2/1/22		18,611,000	16,238,098
6% 8/1/20		4,745,000	4,412,850
ILFC E-Capital Trust I 4.49% 12/21/65 (b)(c)		11,760,000	9,055,200
ILFC E-Capital Trust II 4.74% 12/21/65 (b)(c)		4,765,000	3,680,963
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,528,302
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,596,094
3.75% 12/1/25		11,601,000	11,945,998
MSCI, Inc. 5.25% 11/15/24 (b)		4,420,000	4,674,150
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,485,000	3,310,750
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		560,000	529,200
7.75% 1/27/18		1,050,000	1,050,651
			171,201,253
Insurance - 2.1%
ACE INA Holdings, Inc.:
2.875% 11/3/22		11,752,000	11,962,173
3.35% 5/3/26		9,473,000	9,698,704
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,567,501
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		11,340,000	10,206,000
Allianz SE 2.241% 7/7/45 (Reg. S) (c)	EUR	2,900,000	2,928,322
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,408,524
3.3% 3/1/21		9,614,000	9,720,090
3.875% 1/15/35		19,041,000	16,100,289
4.875% 6/1/22		18,193,000	19,412,131
5.6% 10/18/16		10,702,000	10,998,135
Aon Corp.:
3.125% 5/27/16		11,274,000	11,326,988
5% 9/30/20		3,854,000	4,251,914
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		5,600,000	5,705,862
Assicurazioni Generali SpA:
5.5% 10/27/47 (Reg. S) (c)	EUR	2,850,000	3,030,614
7.75% 12/12/42 (c)	EUR	2,700,000	3,374,103
Aviva PLC 6.625% 6/3/41 (c)	GBP	4,150,000	6,049,050
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (c)		1,600,000	1,568,000
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	12,896,561
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)		1,859,000	1,821,820
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,377,830
5.375% 3/15/17		194,000	201,039
HUB International Ltd. 9.25% 2/15/21 (b)		1,065,000	1,088,963
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	1,700,000	2,313,995
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,639,171
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,790,563
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)		30,523,000	28,183,565
5.375% 12/1/41 (b)		1,731,000	1,900,271
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	2,988,252
3.048% 12/15/22 (c)		12,433,000	12,409,527
4.368% 9/15/23		9,625,000	10,348,608
4.75% 2/8/21		4,032,000	4,418,790
6.75% 6/1/16		7,610,000	7,718,823
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,831,048
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	1,000,000	1,319,545
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	9,811,936
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	33,601,888
6% 2/10/20 (b)		12,654,000	14,158,409
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	16,486,210
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,626,337
4.5% 11/16/21		6,390,000	6,942,045
6.2% 11/15/40		4,318,000	4,863,316
7.375% 6/15/19		3,230,000	3,724,574
Symetra Financial Corp. 6.125% 4/1/16 (b)		6,375,000	6,399,582
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	18,389,163
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,193,023
4.125% 11/1/24 (b)		6,048,000	6,212,064
Unum Group:
3.875% 11/5/25		21,587,000	20,473,413
4% 3/15/24		20,000,000	19,918,160
5.625% 9/15/20		8,386,000	9,182,376
5.75% 8/15/42		16,937,000	17,742,100
7.125% 9/30/16		587,000	604,724
			462,886,091
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,869,309
4.6% 4/1/22		4,025,000	4,290,380
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	5,700,000	6,190,123
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,493,063
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,228,683
4.2% 12/15/23		12,000,000	12,897,684
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,039,492
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,504,384
4.25% 1/15/24		9,191,000	9,812,422
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,319,708
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,165,103
DDR Corp.:
3.625% 2/1/25		7,690,000	7,315,397
4.25% 2/1/26		6,601,000	6,552,885
4.625% 7/15/22		20,268,000	21,059,546
4.75% 4/15/18		11,273,000	11,725,318
7.5% 4/1/17		5,574,000	5,883,006
7.875% 9/1/20		323,000	388,181
9.625% 3/15/16		3,691,000	3,701,283
Digital Delta Holdings LLC:
3.4% 10/1/20 (b)		17,707,000	18,017,333
4.75% 10/1/25 (b)		12,725,000	12,879,469
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,274,791
3.75% 12/1/24		5,408,000	5,384,989
3.875% 10/15/22		17,388,000	17,901,815
4.375% 6/15/22		10,999,000	11,587,798
5.95% 2/15/17		102,000	105,892
6.5% 1/15/18		3,795,000	4,090,012
6.75% 3/15/20		10,379,000	11,898,600
8.25% 8/15/19		75,000	88,896
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,097,846
6% 9/15/17		1,212,000	1,278,339
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,818,858
4.625% 12/15/21		17,159,000	18,965,362
4.75% 7/15/20		7,700,000	8,363,086
5.75% 6/15/17		6,341,000	6,651,772
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,871,677
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,137,463
4% 6/1/25		11,717,000	11,508,672
4.7% 9/15/17		1,538,000	1,601,755
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	637,393
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,268,359
6.65% 1/15/18		867,000	912,941
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,659,393
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24		1,750,000	1,793,750
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,605,755
4.5% 4/1/27		50,980,000	48,159,022
4.95% 4/1/24		17,495,000	17,886,731
5.25% 1/15/26		29,233,000	29,600,839
5.875% 3/15/24		290,000	294,946
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,269,771
5% 12/15/23		2,030,000	2,104,316
Senior Housing Properties Trust 6.75% 4/15/20		250,000	273,019
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,876,846
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,719,421
WP Carey, Inc. 4% 2/1/25		21,616,000	20,431,184
			451,454,078
Real Estate Management & Development - 1.6%
BioMed Realty LP 3.85% 4/15/16		16,284,000	16,299,274
Brandywine Operating Partnership LP:
3.95% 2/15/23		17,710,000	17,595,027
4.1% 10/1/24		15,881,000	15,663,811
4.55% 10/1/29		15,881,000	15,850,810
4.95% 4/15/18		12,690,000	13,259,718
5.7% 5/1/17		7,049,000	7,321,796
6% 4/1/16		2,699,000	2,708,171
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,333,434
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,044,864
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,441,375
5.25% 3/15/21		5,708,000	6,250,209
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,074,052
5.5% 3/15/17		3,597,000	3,731,744
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	155,612
Howard Hughes Corp. 6.875% 10/1/21 (b)		2,035,000	2,001,931
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	774,300
Inmobiliaria Colonial SA 2.728% 6/5/23 (Reg. S)	EUR	2,100,000	2,246,476
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,513
11.5% 7/20/20 (Reg. S)		5,000	5,300
Liberty Property LP:
3.375% 6/15/23		8,174,000	7,972,601
4.125% 6/15/22		14,880,000	15,358,943
4.4% 2/15/24		13,017,000	13,526,238
4.75% 10/1/20		11,282,000	12,167,163
5.5% 12/15/16		1,891,000	1,945,240
6.625% 10/1/17		4,835,000	5,145,586
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,137,226
3.15% 5/15/23		14,735,000	12,764,164
4.5% 4/18/22		17,365,000	16,906,703
7.75% 8/15/19		3,156,000	3,464,783
Mid-America Apartments LP:
4% 11/15/25		4,704,000	4,802,445
4.3% 10/15/23		2,224,000	2,351,904
6.05% 9/1/16		2,000,000	2,039,836
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,567,104
Prime Property Funding, Inc. 5.7% 4/15/17 (b)		4,546,000	4,686,912
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	241,463
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,146,428
Regency Centers LP 5.875% 6/15/17		2,153,000	2,261,899
Tanger Properties LP:
3.75% 12/1/24		21,455,000	21,831,171
3.875% 12/1/23		4,812,000	4,936,039
6.125% 6/1/20		14,318,000	16,281,055
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,658,529
3.5% 2/1/25		4,631,000	4,487,522
3.75% 5/1/24		20,000,000	19,983,760
4.125% 1/15/26		5,557,000	5,634,998
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,008,800
4% 4/30/19		3,747,000	3,913,303
4.25% 3/1/22		300,000	313,671
			358,357,903
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. 6.625% 5/15/19		5,700,000	4,887,750

TOTAL FINANCIALS			4,157,142,212

HEALTH CARE - 2.6%
Biotechnology - 0.6%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,501,340
2.9% 11/6/22		24,855,000	24,671,893
3.6% 5/14/25		24,114,000	24,582,173
4.5% 5/14/35		23,238,000	23,091,461
4.7% 5/14/45		23,197,000	23,185,935
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,190,000	1,035,300
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,830,493
2.2% 5/22/19		14,136,000	14,317,817
			139,216,412
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,634,383
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		655,000	617,338
			5,251,721
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,968,156
Centene Corp.:
5.625% 2/15/21 (b)		2,660,000	2,779,700
6.125% 2/15/24 (b)		1,465,000	1,554,731
Community Health Systems, Inc.:
6.875% 2/1/22		14,810,000	12,699,575
7.125% 7/15/20		3,545,000	3,190,500
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,498,660
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,071,165
4.25% 10/15/19		7,590,000	7,817,700
4.75% 5/1/23		595,000	604,669
5.875% 3/15/22		715,000	766,838
5.875% 2/15/26		7,310,000	7,529,300
6.5% 2/15/20		30,303,000	33,566,633
HealthSouth Corp.:
5.125% 3/15/23		1,860,000	1,832,100
5.75% 11/1/24 (b)		1,035,000	1,045,350
5.75% 11/1/24		1,155,000	1,166,550
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	2,751,875
8.75% 1/15/23		9,765,000	8,764,088
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,841,286
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		2,045,000	2,070,563
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	497,750
5.5% 2/1/21		1,555,000	1,573,971
Team Health, Inc. 7.25% 12/15/23 (b)		2,825,000	2,966,250
Tenet Healthcare Corp.:
4.012% 6/15/20 (b)(c)		2,550,000	2,511,750
5% 3/1/19		2,285,000	2,182,175
6% 10/1/20		605,000	642,510
6.75% 6/15/23		14,225,000	12,891,406
6.875% 11/15/31		2,130,000	1,597,500
8.125% 4/1/22		16,575,000	16,295,214
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,411,750
2.875% 3/15/23		16,114,000	16,337,727
3.35% 7/15/22		6,192,000	6,474,002
3.75% 7/15/25		19,000,000	20,218,280
4.625% 7/15/35		12,193,000	13,092,124
4.75% 7/15/45		20,331,000	22,238,353
Vizient, Inc. 10.375% 3/1/24 (b)		2,330,000	2,463,975
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,340,983
			274,255,159
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,095,989
2.4% 2/1/19		1,959,000	1,965,388
4.15% 2/1/24		3,010,000	3,142,882
			8,204,259
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,014,130
3.45% 3/15/22		31,597,000	32,285,846
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	4,150,000	4,225,608
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)		10,323,000	10,470,433
3% 10/8/21 (b)		7,536,000	7,755,456
3.375% 10/8/24 (b)		3,362,000	3,488,828
Endo Finance LLC 5.375% 1/15/23 (b)		3,530,000	3,512,350
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		3,810,000	3,848,100
6% 2/1/25 (b)		5,680,000	5,651,600
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)		4,585,000	4,034,800
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)		3,000,000	2,865,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		610,000	542,900
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,602,952
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,936,876
2.3% 11/8/18		3,161,000	3,110,026
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,624,200
3.9% 12/15/24		5,449,000	5,314,611
4.9% 12/15/44		2,390,000	2,296,881
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,195,000	8,321,475
5.875% 5/15/23 (b)		8,465,000	6,898,975
6.75% 8/15/18 (b)		3,820,000	3,686,300
7.5% 7/15/21 (b)		1,575,000	1,484,438
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,839,738
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,761,086
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	1,984,391
3.25% 2/1/23		4,892,000	4,703,594
3.45% 11/13/20		5,179,000	5,275,702
			154,536,296

TOTAL HEALTH CARE			581,463,847

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,324,499
6.375% 6/1/19 (b)		8,071,000	9,074,944
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		8,620,000	7,499,400
Orbital ATK, Inc. 5.5% 10/1/23 (b)		2,280,000	2,354,100
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,428,075
6% 7/15/22		2,885,000	2,812,875
6.5% 5/15/25 (b)		1,355,000	1,300,800
			36,794,693
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,450,350
7.75% 4/15/21 (b)		1,470,000	1,422,225
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)		5,685,000	5,201,775
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,230,550
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,573,213
5.5% 10/1/19 (b)		8,970,000	9,013,953
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		201,180	203,443
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		215,417	234,804
6.125% 4/29/18		240,000	247,800
6.648% 3/15/19		943,918	959,210
6.9% 7/2/19		176,669	179,655
9.25% 5/10/17		1,144,714	1,219,120
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	932,859
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,694,225
Series 2013-1 Class B, 5.375% 5/15/23		313,455	311,198
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,090,656	1,116,723
8.36% 1/20/19		694,091	716,233
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		599,741	635,726
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,697,500
6.375% 6/1/18		140,000	144,550
			35,185,112
Building Products - 0.1%
Builders FirstSource, Inc. 10.75% 8/15/23 (b)		2,000,000	1,864,000
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,143,375
6% 10/15/25 (b)		3,630,000	3,688,988
USG Corp. 5.5% 3/1/25 (b)		3,175,000	3,238,500
			11,934,863
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,272,900
4.125% 4/15/19		2,860,000	3,010,150
4.125% 6/15/23		6,610,000	5,568,925
5.25% 3/15/20		2,035,000	2,004,475
6.25% 10/15/21		2,065,000	2,013,375
APX Group, Inc.:
6.375% 12/1/19		16,130,000	15,726,750
8.75% 12/1/20		13,055,000	10,607,188
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	2,840,813
Cenveo Corp. 6% 8/1/19 (b)		325,000	236,438
Garda World Security Corp.:
7.25% 11/15/21 (b)		400,000	280,000
7.25% 11/15/21 (b)		8,485,000	5,939,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,500,000	3,263,750
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	972,800
7% 2/15/22		660,000	556,050
			58,293,114
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	585,675
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		850,000	383,180
			968,855
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (c)		1,920,000	1,396,800
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,775,563
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	5,300,000	5,704,438
			9,876,801
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	456,750
General Electric Co. 5.25% 12/6/17		17,730,000	18,989,539
			19,446,289
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		890,000	651,925
Schaeffler Finance BV 4.75% 5/15/21 (b)		1,540,000	1,551,550
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,584,341
			3,787,816
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		7,875,000	5,532,188
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		8,910,000	2,851,200
8.125% 2/15/19		2,660,000	618,450
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		885,000	457,988
			9,459,826
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	3,969,874
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,513,414
Hertz Corp. 6.25% 10/15/22		1,455,000	1,384,069
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	671,125
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,445,000	1,491,450
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	537,225
			9,567,157
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,098,314
2.625% 9/4/18		16,438,000	15,950,202
3.75% 2/1/22		26,396,000	24,526,107
3.875% 4/1/21		14,814,000	14,332,545
4.25% 9/15/24		12,030,000	11,157,825
4.75% 3/1/20		11,796,000	12,002,430
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,578,938
6.25% 12/1/19		830,000	878,804
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)		1,160,000	1,223,800
Building Materials Holding Corp. 9% 9/15/18 (b)		2,690,000	2,703,450
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,152,000
6.75% 12/15/20		2,795,000	2,683,200
International Lease Finance Corp. 4.625% 4/15/21		955,000	964,550
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	3,000,000	4,140,592
			104,392,757
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,423,800	1,503,889
10.75% 12/1/20 (Reg. S)		79,800	84,289
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		585,000	597,424
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	5,153,101
			7,338,703

TOTAL INDUSTRIALS			307,045,986

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		2,940,000	2,998,800
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,394,250
Lucent Technologies, Inc.:
6.45% 3/15/29		21,230,000	21,601,525
6.5% 1/15/28		4,782,000	4,793,955
			30,788,530
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,735,742
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,253,963
6.55% 10/1/17		1,383,000	1,484,912
			8,474,617
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,241,498
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		5,720,000	5,391,100
			8,632,598
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (b)		3,200,000	3,232,000
6.125% 11/1/23 (b)		2,290,000	2,312,900
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	4,400,000	5,088,226
Everi Payments, Inc. 10% 1/15/22		5,000,000	4,100,000
			14,733,126
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,831,242
Micron Technology, Inc.:
5.25% 8/1/23 (b)		3,065,000	2,620,575
5.25% 1/15/24 (b)		5,860,000	4,922,400
5.5% 2/1/25		1,675,000	1,407,000
5.625% 1/15/26 (b)		2,755,000	2,231,550
5.875% 2/15/22		1,450,000	1,332,043
Microsemi Corp. 9.125% 4/15/23 (b)		2,785,000	2,945,138
NXP BV/NXP Funding LLC 4.625% 6/15/22 (b)		3,745,000	3,735,638
Qorvo, Inc.:
6.75% 12/1/23 (b)		4,785,000	4,868,738
7% 12/1/25 (b)		5,155,000	5,258,100
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,198,938
			37,351,362
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		11,095,000	10,984,050
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)		2,715,000	2,497,800
Nuance Communications, Inc. 5.375% 8/15/20 (b)		4,525,000	4,626,813
			18,108,663
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25		20,000,000	20,670,620
4.375% 5/13/45		20,000,000	20,184,000
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)		20,381,000	20,326,175
4.9% 10/15/25 (b)		20,381,000	19,335,129
6.35% 10/15/45 (b)		30,381,000	25,914,021
			106,429,945

TOTAL INFORMATION TECHNOLOGY			224,518,841

MATERIALS - 1.3%
Chemicals - 0.2%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (b)		1,980,000	2,202,750
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,010,000	882,639
5.75% 4/15/21 (b)		830,000	750,121
6.45% 2/3/24		680,000	610,300
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,150,000	2,562,625
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	909,938
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	735,875
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,175,000	3,063,875
OCP SA 5.625% 4/25/24 (b)		390,000	396,825
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		2,425,000	1,964,250
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,503,281
4.25% 11/15/20		3,653,000	3,896,451
			29,478,930
Construction Materials - 0.0%
CEMEX Finance LLC:
6% 4/1/24 (b)		450,000	406,170
9.375% 10/12/22 (b)		1,235,000	1,296,750
Standard Industries, Inc. 5.125% 2/15/21 (b)		4,870,000	4,967,400
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	603,250
			7,273,570
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		15,607,577	14,277,356
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.512% 12/15/19 (b)(c)		8,795,000	8,553,138
7% 11/15/20 (b)		2,655,000	2,469,150
Ball Corp. 5.25% 7/1/25		4,920,000	5,129,100
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		2,190,000	2,181,788
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,355,000	1,043,350
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (b)		2,290,000	2,358,700
6.375% 8/15/25 (b)		2,290,000	2,352,975
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)		6,885,000	6,971,063
			45,336,620
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	8,995,928
Alrosa Finance SA 7.75% 11/3/20 (b)		700,000	746,928
Anglo American Capital PLC:
3.625% 5/14/20 (b)		29,122,000	23,151,990
4.875% 5/14/25 (b)		29,080,000	22,100,800
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	6,930,275
6.75% 10/19/75 (b)(c)		17,432,000	16,930,830
Compania Minera Ares SAC 7.75% 1/23/21 (b)		860,000	785,825
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	11,514,391
4.875% 11/4/44 (b)		5,532,000	4,781,070
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,230,000	2,079,921
9.5% 4/24/18 (Reg. S)		3,150,000	3,263,999
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		4,655,000	4,049,850
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		550,000	286,000
10.375% 4/7/19 (b)		2,522,000	1,311,440
Freeport-McMoRan, Inc. 2.3% 11/14/17		14,626,000	13,382,790
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	350,750
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,080,000	3,427,200
4.875% 10/7/20 (Reg. S)		200,000	168,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,325,000	854,625
Lundin Mining Corp.:
7.5% 11/1/20 (b)		4,125,000	3,650,625
7.875% 11/1/22 (b)		5,615,000	4,604,300
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,640,000	1,574,400
Metinvest BV:
8.75% 2/14/18 (Reg. S)		412,415	163,333
10.5% 11/28/17 (b)		4,140,055	1,615,449
Murray Energy Corp. 11.25% 4/15/21 (b)		2,000,000	230,000
New Gold, Inc. 6.25% 11/15/22 (b)		4,830,000	3,441,375
Nord Gold NV 6.375% 5/7/18 (b)		1,175,000	1,194,376
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		3,310,000	3,194,415
5.625% 4/29/20 (Reg. S)		200,000	193,016
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	11,858,401
Samarco Mineracao SA 5.75% 10/24/23 (b)		655,000	298,025
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,360,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	360,712
7.5% 7/27/35		1,560,000	1,479,501
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,728,750
5.25% 4/15/23		3,040,000	2,850,000
5.5% 10/1/24		4,070,000	3,815,625
6.125% 8/15/19		2,683,000	2,743,368
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,798,438
Vale Overseas Ltd.:
4.375% 1/11/22		13,855,000	10,668,350
4.625% 9/15/20		860,000	709,242
6.25% 1/23/17		5,581,000	5,626,206
6.875% 11/21/36		640,000	437,440
Vedanta Resources PLC 6% 1/31/19 (b)		1,090,000	633,890
			194,341,849
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		1,365,000	0

TOTAL MATERIALS			276,430,969

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.0%
Altice Financing SA:
6.5% 1/15/22 (b)		1,865,000	1,878,988
6.625% 2/15/23 (b)		2,780,000	2,738,300
7.875% 12/15/19 (b)		272,000	283,560
Altice Finco SA:
7.625% 2/15/25 (b)		3,720,000	3,468,900
8.125% 1/15/24 (b)		1,000,000	972,500
9.875% 12/15/20 (b)		6,135,000	6,533,775
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,249,513
3% 6/30/22		29,259,000	29,005,090
3.4% 5/15/25		39,520,000	38,756,316
4.75% 5/15/46		31,335,000	28,504,697
4.8% 6/15/44		15,000,000	13,737,210
6.3% 1/15/38		16,665,000	18,033,996
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	47,472
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,509,824
6.15% 9/15/19		6,992,000	7,184,280
Embarq Corp. 7.995% 6/1/36		4,717,000	4,481,150
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,545,000	2,449,563
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	810,000
Qtel International Finance Ltd. 5% 10/19/25 (b)		645,000	697,213
Sable International Finance Ltd. 6.875% 8/1/22 (b)		8,215,000	7,824,788
Sprint Capital Corp.:
6.875% 11/15/28		26,040,000	18,879,000
8.75% 3/15/32		4,610,000	3,549,700
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,466,966
Telecom Italia Capital SA 6% 9/30/34		3,350,000	2,889,375
Telecom Italia SpA:
3.625% 1/19/24 (Reg. S)	EUR	1,950,000	2,100,086
5.303% 5/30/24 (b)		1,350,000	1,309,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		590,000	550,175
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,945,124
2.625% 2/21/20		21,379,000	21,674,436
4.5% 9/15/20		36,000,000	39,151,044
5.012% 8/21/54		55,038,000	51,188,477
6.25% 4/1/37		2,348,000	2,629,755
6.4% 9/15/33		10,915,000	12,721,094
6.55% 9/15/43		64,849,000	78,636,805
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,092,825
7.375% 4/23/21 (b)		11,810,000	10,865,200
			453,812,997
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,051,394
3.125% 7/16/22		9,218,000	9,232,906
Comcel Trust 6.875% 2/6/24 (b)		1,200,000	1,071,000
Digicel Group Ltd.:
6% 4/15/21 (b)		9,220,000	7,892,320
6.75% 3/1/23 (b)		2,795,000	2,382,738
7.125% 4/1/22 (b)		1,885,000	1,347,775
8.25% 9/30/20 (b)		9,040,000	7,051,200
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	399,000	594,562
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,490,000	2,268,500
7.25% 4/1/19		1,955,000	1,515,125
7.25% 10/15/20		1,810,000	1,248,900
MetroPCS Wireless, Inc. 6.625% 11/15/20		3,975,000	4,134,000
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	593,743
6% 3/15/25 (b)		9,215,000	8,086,163
6.625% 10/15/21 (b)		1,975,000	1,856,500
MTS International Funding Ltd. 8.625% 6/22/20 (b)		2,955,000	3,309,600
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,615,000	1,703,825
10.125% 1/15/23 (b)		7,075,000	7,614,469
10.875% 10/15/25 (b)		3,075,000	3,321,000
Sprint Communications, Inc.:
7% 3/1/20 (b)		980,000	962,850
9% 11/15/18 (b)		3,890,000	4,038,209
Sprint Corp.:
7.25% 9/15/21		7,925,000	5,963,563
7.625% 2/15/25		7,395,000	5,287,425
7.875% 9/15/23		12,220,000	9,042,800
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,181,800
6.375% 3/1/25		15,125,000	15,276,250
6.464% 4/28/19		1,520,000	1,561,800
6.5% 1/15/24		6,085,000	6,252,338
6.5% 1/15/26		2,930,000	2,969,174
6.625% 4/1/23		7,185,000	7,508,325
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	474,144
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	706,311
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		4,735,000	4,948,833
			150,449,542

TOTAL TELECOMMUNICATION SERVICES			604,262,539

UTILITIES - 3.0%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17		2,491,000	2,641,616
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,177,166
2.95% 12/15/22		4,935,000	4,919,341
American Transmission Systems, Inc. 5% 9/1/44 (b)		1,019,000	1,022,414
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,991,432
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,744,529
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,874,318
6.4% 9/15/20 (b)		25,897,000	29,566,579
EDF SA 4.125% (Reg. S) (c)(e)	EUR	2,400,000	2,339,965
Edison International 3.75% 9/15/17		6,674,000	6,875,241
Eversource Energy:
1.45% 5/1/18		3,325,000	3,285,316
2.8% 5/1/23		15,104,000	14,791,951
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,302,909
2.85% 6/15/20		4,888,000	4,929,475
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,767,849
4.25% 3/15/23		31,243,000	32,614,568
7.375% 11/15/31		64,123,000	79,693,603
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,450,350
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		235,000	239,499
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,391,894
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	700,500
Lamar Funding Ltd. 3.958% 5/7/25 (b)		565,000	491,550
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,522,240
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,234,300
Nevada Power Co. 6.5% 5/15/18		790,000	869,848
NSG Holdings II, LLC 7.75% 12/15/25 (b)		9,078,998	9,532,948
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,048,212
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	811,723
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,323,010
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,865,868
RJS Power Holdings LLC 4.625% 7/15/19 (b)		8,575,000	6,902,875
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,564,365
5.15% 3/15/20		3,761,000	4,093,781
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,325,836
			374,907,071
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		234,000	237,412
Southern Natural Gas Co. 5.9% 4/1/17 (b)		442,000	447,074
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,413,316
			4,097,802
Independent Power and Renewable Electricity Producers - 0.5%
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		8,326,000	8,430,075
7.25% 10/15/21		63,340,000	62,231,550
Dynegy, Inc.:
6.75% 11/1/19		5,505,000	5,102,447
7.375% 11/1/22		6,060,000	5,060,100
7.625% 11/1/24		19,865,000	16,438,288
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	660,530
NRG Energy, Inc.:
6.25% 7/15/22		3,090,000	2,611,050
6.25% 5/1/24		4,990,000	4,141,700
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	814,200
The AES Corp.:
4.875% 5/15/23		3,775,000	3,397,500
7.375% 7/1/21		1,515,000	1,579,388
			110,466,828
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17		15,809,000	15,763,106
2% 11/15/18		12,172,000	12,192,510
Dominion Resources, Inc.:
2.9031% 9/30/66 (c)		35,229,000	23,675,685
7.5% 6/30/66 (c)		10,345,000	8,663,938
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,980,530
5.45% 9/15/20		11,473,000	12,699,074
5.8% 2/1/42		6,336,000	7,283,029
5.95% 6/15/41		11,832,000	13,833,324
6.4% 3/15/18		1,228,000	1,331,815
6.8% 1/15/19		6,774,000	7,554,419
PG&E Corp. 2.4% 3/1/19		1,683,000	1,699,970
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,727,912
6.5% 12/15/20		5,125,000	5,979,625
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,549,625
Sempra Energy:
2.3% 4/1/17		14,116,000	14,207,895
2.875% 10/1/22		5,760,000	5,575,899
6% 10/15/39		10,336,000	11,361,931
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	2,856,400
			179,936,687
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	3,500,000	5,066,612

TOTAL UTILITIES			674,475,000

TOTAL NONCONVERTIBLE BONDS
(Cost $10,446,005,915)			10,110,678,611

U.S. Government and Government Agency Obligations - 20.3%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$225,996,750	$210,410,933
1.375% 2/15/44		134,449,978	145,521,659
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	162,867,598
0.25% 1/15/25		75,000,000	74,368,806
0.375% 7/15/25		396,692,000	398,414,415
0.625% 1/15/26		200,000,000	205,329,599

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,196,913,010

U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
3% 5/15/45		485,917,000	524,657,705
3% 11/15/45		152,323,000	164,621,864
4.5% 2/15/36		100,000	137,625
U.S. Treasury Notes:
0.75% 1/31/18		6,817,000	6,811,144
0.875% 11/30/17		1,168,474,000	1,170,162,364
1.125% 6/15/18		586,229,000	590,190,736
1.25% 10/31/18		538,826,000	544,193,246
1.25% 11/15/18 (f)		10,200,000	10,301,204
1.375% 4/30/20		22,903,000	23,097,149
1.5% 2/28/23		271,063,000	270,713,600
1.625% 7/31/20 (g)		5,593,000	5,695,682
1.625% 2/15/26		200,000	197,953
2% 8/15/25		5,305,000	5,424,156
2.25% 11/15/25		1,800,000	1,880,649

TOTAL U.S. TREASURY OBLIGATIONS			3,318,085,077

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,452,456,781)			4,514,998,087

U.S. Government Agency - Mortgage Securities - 15.5%
Fannie Mae - 8.7%
1.875% 10/1/34 (c)		1,378	1,418
1.93% 2/1/33 (c)		1,749	1,805
1.975% 10/1/33 (c)		2,318	2,392
1.98% 7/1/35 (c)		20,007	20,728
1.981% 1/1/35 (c)		268,053	277,012
1.988% 3/1/35 (c)		26,965	27,903
2.005% 1/1/35 (c)		3,029	3,130
2.011% 12/1/34 (c)		53,915	55,779
2.048% 10/1/33 (c)		18,456	19,103
2.07% 4/1/37 (c)		95,754	99,843
2.175% 3/1/35 (c)		5,073	5,242
2.19% 3/1/37 (c)		25,716	26,972
2.222% 10/1/33 (c)		414,209	432,197
2.23% 7/1/34 (c)		31,811	33,132
2.24% 12/1/34 (c)		10,769	11,229
2.26% 1/1/35 (c)		181,078	188,503
2.302% 6/1/36 (c)		167,995	175,891
2.315% 9/1/36 (c)		76,222	79,781
2.317% 5/1/36 (c)		176,845	184,926
2.385% 3/1/33 (c)		95,231	99,514
2.391% 9/1/36 (c)		70,605	74,038
2.446% 5/1/35 (c)		222,105	233,257
2.45% 11/1/36 (c)		94,424	99,336
2.458% 3/1/35 (c)		72,155	76,261
2.46% 9/1/35 (c)		85,913	90,253
2.472% 7/1/35 (c)		111,023	116,664
2.476% 6/1/47 (c)		142,789	150,533
2.5% 5/1/27 to 8/1/43		17,511,168	17,604,892
2.5% 3/1/31 (h)		39,300,000	40,294,785
2.5% 2/1/36 (c)		403,662	425,335
2.525% 5/1/36 (c)		164,047	173,600
2.555% 6/1/36 (c)		322,575	341,274
2.557% 3/1/40 (c)		401,746	423,768
2.557% 6/1/42 (c)		278,804	287,200
2.559% 10/1/33 (c)		100,290	105,966
2.628% 7/1/37 (c)		176,146	186,466
2.685% 12/1/39 (c)		234,479	247,938
2.689% 2/1/42 (c)		1,807,051	1,878,758
2.695% 12/1/35 (c)		277,320	292,585
2.696% 7/1/34 (c)		202,620	214,969
2.761% 1/1/42 (c)		2,054,656	2,138,287
2.78% 9/1/37 (c)		31,520	33,490
2.951% 11/1/40 (c)		170,279	176,779
2.98% 9/1/41 (c)		205,799	215,208
2.991% 10/1/41 (c)		89,145	93,103
3% 12/1/26 to 9/1/45		253,689,617	261,915,543
3% 3/1/31 (h)		11,600,000	12,096,820
3% 3/1/46 (h)		6,000,000	6,152,344
3% 3/1/46 (h)		4,500,000	4,614,258
3% 3/1/46 (h)		2,700,000	2,768,555
3.007% 8/1/41 (c)		1,118,167	1,169,845
3.249% 7/1/41 (c)		289,847	302,825
3.346% 9/1/41 (c)		326,346	346,743
3.347% 10/1/41 (c)		159,777	167,758
3.465% 12/1/40 (c)		14,022,787	14,729,175
3.5% 3/1/25 to 2/1/46		462,597,420	487,865,181
3.5% 3/1/46 (h)		44,800,000	46,944,231
3.5% 3/1/46 (h)		27,600,000	28,920,999
3.5% 3/1/46 (h)		27,600,000	28,920,999
3.5% 3/1/46 (h)		49,800,000	52,183,543
3.5% 3/1/46 (h)		44,800,000	46,944,231
3.5% 3/1/46 (h)		25,770,000	27,003,411
3.5% 3/1/46 (h)		21,730,000	22,770,048
3.553% 7/1/41 (c)		358,169	376,641
4% 9/1/24 to 1/1/46 (i)		342,315,345	367,317,594
4% 3/1/46 (h)		3,800,000	4,054,422
4% 3/1/46 (h)		30,300,000	32,328,679
4% 3/1/46 (h)		17,700,000	18,885,070
4% 3/1/46 (h)		8,200,000	8,749,015
4% 3/1/46 (h)		4,400,000	4,694,594
4% 3/1/46 (h)		3,800,000	4,054,422
4% 3/1/46 (h)		1,800,000	1,920,516
4% 3/1/46 (h)		3,700,000	3,947,726
4% 3/1/46 (h)		8,600,000	9,175,797
4.5% 2/1/33 to 4/1/45		186,324,350	203,595,722
5% 3/1/18 to 3/1/45		65,456,926	72,616,343
5.204% 7/1/37 (c)		38,759	41,182
5.255% 8/1/41		3,075,984	3,481,837
5.5% 12/1/17 to 3/1/41		36,628,259	41,362,214
5.565% 8/1/46 (c)		35,500	37,086
6% 2/1/17 to 1/1/42		17,701,727	20,369,046
6.5% 4/1/16 to 4/1/37		7,535,201	8,787,140
7% 9/1/21 to 7/1/37		1,590,768	1,860,801
7.5% 6/1/25 to 2/1/32		682,073	809,162
8% 12/1/17 to 3/1/37		14,198	17,427
8.5% 1/1/17 to 7/1/22		1,706	1,930
9.5% 6/1/18 to 9/1/21		15,293	16,423

TOTAL FANNIE MAE			1,922,038,543

Freddie Mac - 3.6%
1.625% 8/1/37 (c)		35,712	36,384
1.945% 3/1/35 (c)		90,611	93,390
2.106% 12/1/35 (c)		261,764	271,554
2.113% 2/1/37 (c)		179,804	186,802
2.153% 1/1/36 (c)		87,884	90,928
2.154% 8/1/37 (c)		77,821	81,261
2.175% 6/1/37 (c)		29,620	30,831
2.189% 3/1/36 (c)		176,674	183,175
2.2% 3/1/37 (c)		17,304	17,913
2.21% 3/1/36 (c)		174,630	182,016
2.246% 5/1/37(c)		75,183	78,615
2.278% 6/1/33 (c)		218,356	228,538
2.362% 10/1/42 (c)		2,740,957	2,894,324
2.372% 11/1/35 (c)		201,225	209,720
2.419% 10/1/36 (c)		312,829	327,580
2.461% 10/1/35 (c)		133,169	139,621
2.489% 4/1/36 (c)		186,499	196,901
2.51% 6/1/37 (c)		24,971	26,272
2.511% 6/1/33 (c)		699,015	737,632
2.54% 6/1/37 (c)		258,606	272,990
2.562% 6/1/37 (c)		50,532	53,135
2.563% 5/1/37 (c)		69,583	73,631
2.595% 4/1/37 (c)		8,560	9,064
2.668% 4/1/37 (c)		91,018	95,926
2.67% 6/1/36 (c)		67,185	71,032
2.689% 3/1/35 (c)		1,042,270	1,106,444
2.795% 7/1/36 (c)		73,443	78,033
3% 8/1/42 to 8/1/45		81,003,737	83,260,888
3% 3/1/46 (h)		94,850,000	97,050,814
3.004% 3/1/33 (c)		6,139	6,523
3.075% 12/1/36 (c)		318,301	338,195
3.082% 9/1/41 (c)		1,752,399	1,826,748
3.208% 9/1/41 (c)		197,952	206,867
3.216% 4/1/41 (c)		218,146	228,030
3.25% 10/1/35 (c)		157,393	167,230
3.292% 7/1/41 (c)		1,093,710	1,147,162
3.297% 6/1/41 (c)		237,485	248,194
3.427% 12/1/40 (c)		6,881,463	7,197,082
3.451% 5/1/41 (c)		166,051	172,776
3.5% 4/1/40 to 11/1/45 (j)		239,432,455	251,384,148
3.5% 3/1/46 (h)		25,300,000	26,451,347
3.5% 3/1/46 (h)		31,400,000	32,828,945
3.626% 6/1/41 (c)		328,088	343,936
3.706% 5/1/41 (c)		268,447	281,816
4% 6/1/33 to 11/1/45		118,790,924	127,385,118
4% 3/1/46 (h)		49,400,000	52,638,926
4% 3/1/46 (h)		18,900,000	20,139,184
4.5% 6/1/25 to 1/1/45 (k)		32,902,487	35,851,801
5% 6/1/20 to 7/1/41		31,575,055	35,179,264
5.143% 4/1/38 (c)		221,018	234,625
5.5% 10/1/17 to 3/1/41		13,748,380	15,451,421
6% 7/1/16 to 12/1/37		3,518,906	4,025,817
6.5% 3/1/16 to 9/1/39		4,918,215	5,708,944
7% 6/1/21 to 9/1/36		1,478,675	1,742,560
7.5% 1/1/27 to 6/1/32		26,300	31,561
8% 7/1/16 to 1/1/37		51,328	62,902
8.5% 2/1/19 to 1/1/28		45,526	54,314
9% 5/1/17 to 10/1/20		97	103
9.5% 5/1/21 to 7/1/21		357	391
10% 11/15/18 to 11/1/20		149	162
11% 7/1/19 to 9/1/20		36	40

TOTAL FREDDIE MAC			809,421,546

Ginnie Mae - 3.2%
3% 6/15/42 to 8/20/45		71,901,158	74,646,545
3% 3/1/46 (h)		35,800,000	37,075,375
3.5% 11/15/40 to 2/15/44		213,426,613	225,821,325
3.5% 3/1/46 (h)		17,000,000	17,949,610
3.5% 3/1/46 (h)		18,300,000	19,322,227
3.5% 3/1/46 (h)		8,700,000	9,185,977
3.5% 3/1/46 (h)		10,400,000	10,980,938
3.5% 3/1/46 (h)		23,100,000	24,390,352
4% 5/20/33 to 7/20/45		124,009,992	132,996,059
4% 3/1/46 (h)		20,350,000	21,733,367
4.5% 6/20/33 to 8/15/41		81,064,061	88,488,086
5% 12/15/32 to 9/15/41		33,018,974	37,075,081
5.5% 4/15/29 to 9/15/39		5,521,956	6,251,068
6% 10/15/30 to 11/15/39		797,642	924,563
6.5% 3/20/31 to 11/15/37		442,518	522,276
7% 10/15/22 to 3/15/33		1,412,584	1,685,769
7.5% 1/15/17 to 9/15/31		642,700	757,441
8% 4/15/17 to 11/15/29		222,741	261,195
8.5% 10/15/21 to 1/15/31		38,440	46,719
9% 8/15/19 to 1/15/23		1,785	1,979
9.5% 12/15/20 to 2/15/25		743	826
10.5% 9/20/16 to 1/20/18		1,445	1,522
11% 5/20/16 to 9/20/19		738	830

TOTAL GINNIE MAE			710,119,130

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,406,502,525)			3,441,579,219

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (c)		$664,344	$593,431
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (c)		269,113	256,278
Airspeed Ltd. Series 2007-1A Class C1, 2.927% 6/15/32 (b)(c)		3,317,900	1,426,697
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		11,310,000	11,312,937
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.1755% 6/17/31 (b)(c)		551,000	506,042
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	144,141
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	424,516
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	561,612
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		931,000	893,064
Class XS, 0% 10/17/45 (b)(l)		697,667	0
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (c)		45,960	42,133
Series 2004-R2 Class M3, 1.2608% 4/25/34 (c)		89,819	65,561
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (c)		47,932	42,543
Series 2004-W11 Class M2, 1.4858% 11/25/34 (c)		561,149	539,326
Series 2004-W7 Class M1, 1.2608% 5/25/34 (c)		1,492,630	1,364,310
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (c)		1,143,558	405,335
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (c)		1,664,671	1,444,957
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (c)		17,584	2,929
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		5,706,789	5,708,894
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (c)		1,802,588	1,226,411
CFC LLC Series 2013-1A Class B, 2.75% 11/15/18 (b)		3,623,665	3,636,455
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		6,413,815	6,411,432
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		10,348,214	10,289,767
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (c)		3,192	2,917
Series 2004-3 Class M4, 1.8908% 4/25/34 (c)		63,248	55,394
Series 2004-4 Class M2, 1.2308% 6/25/34 (c)		98,238	88,828
Series 2004-7 Class AF5, 5.868% 1/25/35		2,751,628	2,850,110
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		294,751	306,464
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (c)		38,916	33,791
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (c)		290,872	274,705
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (c)		10,384	8,599
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		9,598,464	9,573,770
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (c)		948,695	822,579
Class M4, 1.4465% 1/25/35 (c)		347,133	186,418
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (b)(c)		1,236,882	1,095,057
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (b)(c)		757,879	717,729
Class B, 0.7105% 11/15/34 (b)(c)		273,769	240,919
Class C, 0.8105% 11/15/34 (b)(c)		454,993	393,712
Class D, 1.1805% 11/15/34 (b)(c)		172,775	143,144
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		118,329	3,410
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (c)		262,551	241,691
Series 2003-3 Class M1, 1.7258% 8/25/33 (c)		437,831	407,732
Series 2003-5 Class A2, 1.1358% 12/25/33 (c)		32,929	30,459
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (c)		1,522,035	976,024
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.077% 12/17/30 (b)(c)		590,000	551,334
Series 2014-SFR1 Class F, 4.1755% 6/17/31 (b)(c)		557,000	515,311
Series 2014-SFR3 Class E, 4.926% 12/17/31 (b)(c)		206,000	198,627
Series 2014-SRF2 Class F, 4.4255% 9/17/31 (b)(c)		335,000	310,085
Series 2015-SFR2 Class E, 3.5755% 6/17/32 (b)(c)		485,000	441,666
Series 2015-SFR3 Class E, 4.1755% 8/17/32 (b)(c)		5,116,000	4,764,214
Series 2015-SRF1 Class E, 4.6255% 3/17/32 (b)(c)		624,000	594,735
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (c)		175,461	78,872
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		8,612,729	8,767,831
Class AV4, 0.5658% 11/25/36 (c)		49,954	49,933
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (c)		82,741	82,315
Series 2006-A Class 2C, 1.7531% 3/27/42 (c)		3,243,000	1,663,244
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.5958% 11/25/36 (c)		4,525,635	1,794,799
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.8565% 5/25/46 (b)(c)		250,000	238,034
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (c)		313,050	9,848
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (c)		112,725	93,626
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (c)		264,816	247,579
Series 2006-FF1 Class M2, 0.7258% 8/25/36 (c)		13,300,000	12,699,908
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (c)		124,963	124,254
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (c)		1,552,685	1,487,004
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (c)		57,368	49,861
Series 2004-NC6 Class M3, 2.6108% 7/25/34 (c)		15,480	13,624
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (c)		17,810	16,420
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (c)		245,124	218,443
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (c)		167,508	3,749
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (b)		28,137,448	27,996,761
Series 2016-1A Class A, 3.1294% 2/25/26 (b)		17,500,000	17,499,984
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (c)		1,426,957	1,298,913
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		4,000,000	3,993,201
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (c)		532,896	485,297
Class M4, 2.6015% 9/25/34 (c)		683,353	461,041
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (c)		1,475,804	1,296,172
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	168,008
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.3858% 9/25/46 (b)(c)		250,000	60,504
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (c)		5,108	4,368
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,048,083
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (c)		724,730	667,123
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (c)		563,771	549,593
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)		8,745,876	8,713,079
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (c)		41,059	34,623
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (c)		28,819	24,276
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (b)(c)		2,683,017	1,314,678
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		4,826,505	4,799,813
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(c)		119,733	114,599
Class D, 1.2276% 11/21/40 (b)(c)		305,000	235,666
TOTAL ASSET-BACKED SECURITIES
(Cost $172,496,022)			178,533,321

Collateralized Mortgage Obligations - 2.6%
Private Sponsor - 0.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.5665% 6/27/36 (b)(c)		16,743,628	16,056,030
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.808% 12/26/35 (b)(c)		3,914,355	3,964,162
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.6021% 7/26/36 (b)(c)		2,630,296	2,490,748
Series 2013-RR3 Class 2A1, 2.3809% 2/26/37 (b)(c)		5,370,524	5,262,366
Series 2013-RR4 Class 2A1, 2.7957% 5/26/47 (b)(c)		8,208,527	8,162,713
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (c)		955,258	917,689
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (b)		7,288,066	7,176,627
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		11,749,598	11,759,323
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.1596% 10/26/37 (b)(c)		634,315	620,992
CSMC:
floater Series 2015-1R Class 6A1, 0.7004% 5/27/37 (b)(c)		12,180,369	11,148,447
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		9,709,682	9,606,130
Series 2014-3R Class 2A1, 1.1216% 5/27/37 (b)(c)		1,637,479	1,544,985
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (c)		487,327	467,372
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(c)		910,000	979,769
Series 2010-K7 Class B, 5.6243% 4/25/20 (b)(c)		1,000,000	1,086,325
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.133% 3/25/37 (c)		869,298	838,899
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (c)		1,187,697	1,019,982
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (c)		1,105,120	1,013,638
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (c)		3,079,781	2,725,562
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		70,326	71,310
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		16,376,575	16,368,387
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.8917% 3/26/37 (b)(c)		6,546,636	6,458,724
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (b)		5,577,905	5,547,491
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (c)		860,749	814,394
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (b)(c)		338,705	301,377
Class B6, 3.2735% 6/10/35 (b)(c)		75,519	68,111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (c)		22,262	21,697
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (c)		121,227	118,152
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (c)		11,181,170	10,714,012
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.8479% 1/25/35 (c)		2,808,489	2,787,869
Series 2005-AR10 Class 2A15, 2.7505% 6/25/35 (c)		14,051,169	14,305,216
Series 2005-AR2:
Class 1A2, 2.6956% 3/25/35 (c)		1,719,236	1,575,931
Class 3A1, 2.7072% 3/25/35 (c)		24,984,307	25,034,195
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.3738% 6/27/36 (b)(c)		2,937,222	2,886,837

TOTAL PRIVATE SPONSOR			173,915,462

U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.2358% 2/25/32 (c)		30,874	31,207
Series 2002-39 Class FD, 1.4295% 3/18/32 (c)		50,069	50,902
Series 2002-60 Class FV, 1.4358% 4/25/32 (c)		65,504	66,708
Series 2002-63 Class FN, 1.4358% 10/25/32 (c)		88,327	89,917
Series 2002-7 Class FC, 1.1858% 1/25/32 (c)		32,903	33,553
Series 2002-94 Class FB, 0.8358% 1/25/18 (c)		32,335	32,405
Series 2003-118 Class S, 7.6642% 12/25/33 (c)(l)(m)		1,022,009	235,079
Series 2006-104 Class GI, 6.2442% 11/25/36 (c)(l)(m)		754,287	154,029
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		48,615	53,142
Series 1993-207 Class H, 6.5% 11/25/23		591,472	661,858
Series 1996-28 Class PK, 6.5% 7/25/25		190,208	213,018
Series 1999-17 Class PG, 6% 4/25/29		506,283	554,259
Series 1999-32 Class PL, 6% 7/25/29		455,176	499,237
Series 1999-33 Class PK, 6% 7/25/29		291,695	320,413
Series 2001-52 Class YZ, 6.5% 10/25/31		35,731	42,049
Series 2002-9 Class PC, 6% 3/25/17		13,450	13,699
Series 2003-28 Class KG, 5.5% 4/25/23		342,945	372,102
Series 2004-21 Class QE, 4.5% 11/25/32		47,149	47,981
Series 2005-102 Class CO, 11/25/35(n)		275,114	248,633
Series 2005-73 Class SA, 16.4169% 8/25/35 (c)(m)		106,029	138,001
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	498,212
Series 2006-105 Class MD, 5.5% 6/25/35		142,410	143,394
Series 2006-12 Class BO, 10/25/35(n)		1,196,351	1,133,795
Series 2006-37 Class OW, 5/25/36(n)		131,799	121,607
Series 2006-45 Class OP, 6/25/36(n)		363,770	328,659
Series 2006-62 Class KP, 4/25/36(n)		536,873	499,890
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		99,596	117,544
Series 1999-25 Class Z, 6% 6/25/29		393,711	447,191
Series 2001-20 Class Z, 6% 5/25/31		527,622	578,581
Series 2001-31 Class ZC, 6.5% 7/25/31		273,707	317,509
Series 2002-16 Class ZD, 6.5% 4/25/32		136,174	159,611
Series 2002-74 Class SV, 7.1142% 11/25/32 (c)(l)		656,488	123,829
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		3,677,346	471,630
Series 06-116 Class SG, 6.2042% 12/25/36 (c)(l)(m)		503,162	97,727
Series 07-40 Class SE, 6.0042% 5/25/37 (c)(l)(m)		315,929	53,332
Series 1993-165 Class SH, 18.5671% 9/25/23 (c)(m)		23,802	32,572
Series 2003-21 Class SK, 7.6642% 3/25/33 (c)(l)(m)		84,766	16,894
Series 2003-35 Class TQ, 7.0642% 5/25/18 (c)(l)(m)		33,096	1,804
Series 2005-72 Class ZC, 5.5% 8/25/35		3,235,077	3,650,336
Series 2007-57 Class SA, 38.0052% 6/25/37 (c)(m)		244,410	522,665
Series 2007-66:
Class SA, 36.9852% 7/25/37 (c)(m)		365,850	749,616
Class SB, 36.9852% 7/25/37 (c)(m)		163,861	324,938
Series 2007-75 Class JI, 6.1092% 8/25/37 (c)(l)		11,524,214	2,058,423
Series 2008-12 Class SG, 5.9142% 3/25/38 (c)(l)(m)		2,133,274	382,656
Series 2009-114 Class AI, 5% 12/25/23 (l)		298,840	9,185
Series 2009-16 Class SA, 5.8142% 3/25/24 (c)(l)(m)		126,582	2,955
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		149,694	6,122
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		203,127	14,328
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		304,349	20,675
Series 2010-112 Class SG, 5.9242% 6/25/21 (c)(l)(m)		251,735	16,660
Series 2010-12 Class AI, 5% 12/25/18 (l)		673,044	29,972
Series 2010-135 Class LS, 5.6142% 12/25/40 (c)(l)(m)		1,940,330	348,202
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,906,240	242,419
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		194,110	10,503
Series 2010-23:
Class AI, 5% 12/25/18 (l)		274,153	10,969
Class HI, 4.5% 10/25/18 (l)		201,099	8,588
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		606,251	23,748
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		664,143	42,259
Series 2011-39 Class ZA, 6% 11/25/32		1,316,891	1,516,583
Series 2011-67 Class AI, 4% 7/25/26 (l)		582,937	60,917
Series 2011-83 Class DI, 6% 9/25/26 (l)		917,407	111,884
Series 2013-N1 Class A, 6.2842% 6/25/35 (c)(l)(m)		1,549,934	374,034
Series 2015-70 Class JC, 3% 10/25/45		10,961,534	11,437,945
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (l)		97,374	3,985
Class 5, 5.5% 7/25/33 (l)		286,708	59,865
Series 343 Class 16, 5.5% 5/25/34 (l)		237,200	40,073
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		169,044	36,991
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		115,072	20,549
Class 13, 6% 3/25/34 (l)		153,920	31,154
Series 359 Class 19, 6% 7/25/35 (c)(l)		104,717	18,700
Series 384 Class 6, 5% 7/25/37 (l)		1,355,860	250,559
Freddie Mac:
floater:
Series 2412 Class FK, 1.227% 1/15/32 (c)		25,516	25,783
Series 2423 Class FA, 1.327% 3/15/32 (c)		34,260	34,757
Series 2424 Class FM, 1.427% 3/15/32 (c)		38,096	38,799
Series 2432:
Class FE, 1.327% 6/15/31 (c)		61,189	62,119
Class FG, 1.327% 3/15/32 (c)		20,560	20,857
floater target amortization class Series 3366 Class FD, 0.677% 5/15/37 (c)		1,470,527	1,462,588
planned amortization class:
Series 2006-15 Class OP, 3/25/36(n)		997,280	899,699
Series 2095 Class PE, 6% 11/15/28		560,126	616,082
Series 2101 Class PD, 6% 11/15/28		52,154	57,081
Series 2121 Class MG, 6% 2/15/29		219,782	240,863
Series 2131 Class BG, 6% 3/15/29		1,504,220	1,653,581
Series 2137 Class PG, 6% 3/15/29		246,883	270,859
Series 2154 Class PT, 6% 5/15/29		382,897	419,599
Series 2162 Class PH, 6% 6/15/29		93,237	101,892
Series 2425 Class JH, 6% 3/15/17		21,621	22,060
Series 2520 Class BE, 6% 11/15/32		526,771	578,713
Series 2585 Class KS, 7.173% 3/15/23 (c)(l)(m)		34,379	4,435
Series 2693 Class MD, 5.5% 10/15/33		5,723,126	6,477,837
Series 2802 Class OB, 6% 5/15/34		1,003,375	1,127,369
Series 2937 Class KC, 4.5% 2/15/20		1,174,434	1,219,411
Series 2962 Class BE, 4.5% 4/15/20		1,220,777	1,276,282
Series 3002 Class NE, 5% 7/15/35		1,435,318	1,580,579
Series 3110 Class OP, 9/15/35(n)		677,989	660,404
Series 3119 Class PO, 2/15/36(n)		1,133,112	1,036,147
Series 3121 Class KO, 3/15/36(n)		218,960	199,313
Series 3123 Class LO, 3/15/36(n)		658,327	601,284
Series 3145 Class GO, 4/15/36(n)		624,145	596,492
Series 3189 Class PD, 6% 7/15/36		1,454,578	1,625,571
Series 3225 Class EO, 10/15/36(n)		378,381	342,037
Series 3258 Class PM, 5.5% 12/15/36		626,588	704,655
Series 3415 Class PC, 5% 12/15/37		538,679	588,493
Series 3786 Class HI, 4% 3/15/38 (l)		1,734,586	180,706
Series 3806 Class UP, 4.5% 2/15/41		3,450,637	3,715,862
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,727,826
sequential payer:
Series 2135 Class JE, 6% 3/15/29		108,202	118,574
Series 2274 Class ZM, 6.5% 1/15/31		117,978	136,734
Series 2281 Class ZB, 6% 3/15/30		297,484	324,823
Series 2303 Class ZV, 6% 4/15/31		130,672	143,757
Series 2357 Class ZB, 6.5% 9/15/31		894,717	1,053,276
Series 2502 Class ZC, 6% 9/15/32		263,377	290,986
Series 2519 Class ZD, 5.5% 11/15/32		459,468	499,561
Series 2546 Class MJ, 5.5% 3/15/23		215,383	229,618
Series 2601 Class TB, 5.5% 4/15/23		103,323	113,611
Series 2998 Class LY, 5.5% 7/15/25		278,608	305,301
Series 06-3115 Class SM, 6.173% 2/15/36 (c)(l)(m)		414,236	72,729
Series 2013-4281 Class AI, 4% 12/15/28 (l)		6,295,721	671,460
Series 2844:
Class SC, 44.0245% 8/15/24 (c)(m)		13,700	23,435
Class SD, 80.899% 8/15/24 (c)(m)		20,155	47,499
Series 2935 Class ZK, 5.5% 2/15/35		4,500,776	5,153,231
Series 2947 Class XZ, 6% 3/15/35		1,595,791	1,819,681
Series 3055 Class CS, 6.163% 10/15/35 (c)(l)		595,369	110,786
Series 3244 Class SG, 6.233% 11/15/36 (c)(l)(m)		1,427,439	317,513
Series 3274 Class SM, 6.003% 2/15/37 (c)(l)		694,861	127,961
Series 3284 Class CI, 5.693% 3/15/37 (c)(l)		3,346,836	632,788
Series 3287 Class SD, 6.323% 3/15/37 (c)(l)(m)		2,172,738	453,158
Series 3297 Class BI, 6.333% 4/15/37 (c)(l)(m)		3,192,434	669,540
Series 3336 Class LI, 6.153% 6/15/37 (c)(l)		1,124,110	176,653
Series 3772 Class BI, 4.5% 10/15/18 (l)		723,110	31,596
Series 3949 Class MK, 4.5% 10/15/34		1,021,588	1,107,388
Series 3955 Class YI, 3% 11/15/21 (l)		3,482,292	194,965
Series 4471 Class PA 4% 12/15/40		14,295,586	15,201,026
target amortization class Series 2156 Class TC, 6.25% 5/15/29		313,972	347,474
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.327% 2/15/24 (c)		128,742	130,164
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		220,164	241,751
Series 2056 Class Z, 6% 5/15/28		429,218	470,915
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		9,383,478	10,591,026
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (c)(l)(m)		609,756	104,349
Series 2010-H03 Class FA, 0.9719% 3/20/60 (c)(o)		6,866,388	6,822,108
Series 2010-H17 Class FA, 0.7519% 7/20/60 (c)(o)		734,075	722,252
Series 2010-H18 Class AF, 0.551% 9/20/60 (c)(o)		888,356	873,207
Series 2010-H19 Class FG, 0.551% 8/20/60 (c)(o)		1,034,530	1,017,165
Series 2010-H27 Series FA, 0.631% 12/20/60 (c)(o)		1,799,821	1,774,592
Series 2011-H05 Class FA, 0.751% 12/20/60 (c)(o)		2,838,086	2,813,635
Series 2011-H07 Class FA, 0.9295% 2/20/61 (c)(o)		5,480,783	5,435,977
Series 2011-H12 Class FA, 0.9195% 2/20/61 (c)(o)		7,265,898	7,203,201
Series 2011-H13 Class FA, 0.751% 4/20/61 (c)(o)		2,771,355	2,748,000
Series 2011-H14:
Class FB, 0.751% 5/20/61 (c)(o)		3,170,387	3,140,633
Class FC, 0.751% 5/20/61 (c)(o)		2,908,497	2,882,475
Series 2011-H17 Class FA, 0.781% 6/20/61 (c)(o)		3,830,383	3,803,424
Series 2011-H21 Class FA, 0.851% 10/20/61 (c)(o)		7,421,307	7,384,735
Series 2012-H01 Class FA, 0.951% 11/20/61 (c)(o)		3,617,245	3,612,112
Series 2012-H03 Class FA, 0.951% 1/20/62 (c)(o)		2,298,576	2,295,291
Series 2012-H06 Class FA, 0.881% 1/20/62 (c)(o)		3,491,170	3,477,260
Series 2012-H07 Class FA, 0.881% 3/20/62 (c)(o)		2,100,985	2,092,441
Series 2012-H23 Class WA, 0.771% 10/20/62 (c)(o)		1,847,894	1,831,647
Series 2012-H26, Class CA, 0.781% 7/20/60 (c)(o)		7,746,446	7,726,281
Series 2013-H07 Class BA, 0.611% 3/20/63 (c)(o)		3,022,649	2,973,859
Series 2014-H03 Class FA, 1.0295% 1/20/64 (c)(o)		3,356,840	3,345,998
Series 2014-H05 Class FB, 1.0295% 12/20/63 (c)(o)		8,634,482	8,581,683
Series 2014-H11 Class BA, 0.9295% 6/20/64 (c)(o)		13,409,231	13,281,009
Series 2014-H20 Class BF, 0.9295% 9/20/64 (c)(o)		42,999,296	42,573,995
Series 2015-H13 Class FL, 0.7095% 5/20/63 (c)(o)		21,066,248	20,979,083
Series 2015-H19 Class FA, 0.6295% 4/20/63 (c)(o)		19,456,614	19,352,805
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		525,133	604,162
Series 1997-8 Class PE, 7.5% 5/16/27		219,634	261,965
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,366,221	138,822
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,119,506	2,358,594
Series 2004-32 Class GS, 6.0745% 5/16/34 (c)(l)(m)		328,994	69,086
Series 2004-73 Class AL, 6.7695% 8/17/34 (c)(l)(m)		391,265	98,404
Series 2007-35 Class SC, 37.647% 6/16/37 (c)(m)		26,081	52,192
Series 2010-98 Class HS, 6.174% 8/20/40 (c)(l)		2,567,357	454,717
Series 2010-H10 Class FA, 0.7519% 5/20/60 (c)(o)		2,323,104	2,286,384
Series 2011-94 Class SA, 5.668% 7/20/41 (c)(l)(m)		2,374,626	375,960
Series 2012-76 Class GS, 6.2745% 6/16/42 (c)(l)(m)		1,303,877	260,733
Series 2012-97 Class JS, 5.8245% 8/16/42 (c)(l)(m)		4,177,876	761,159
Series 2013-124:
Class ES, 8.0987% 4/20/39 (c)(m)		4,142,567	4,587,141
Class ST, 8.232% 8/20/39 (c)(m)		7,781,810	8,987,639
Series 2013-147 Class A/S, 5.724% 10/20/43 (c)(l)		3,720,667	580,338
Series 2013-160 Class MS, 5.774% 9/20/32 (c)(l)(m)		5,565,715	1,095,598
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		32,564,728	33,234,434
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		27,515,608	28,094,115
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		6,359,161	6,482,284
Class JA, 2.5% 6/20/65 (o)		30,352,715	30,939,648
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (c)(l)		2,249,221	394,517

TOTAL U.S. GOVERNMENT AGENCY			405,386,555

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $576,551,100)			579,302,017

Commercial Mortgage Securities - 5.8%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	201,838
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,657
Series 1997-D5 Class PS1, 1.5885% 2/14/43 (c)(l)		368,536	2,664
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		1,500,000	1,425,525
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (c)		2,112,501	2,111,619
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		45,336,481	45,376,803
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,012,110
Series 2006-6 Class A3, 5.369% 10/10/45		654,317	654,093
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)		25,608,902	25,786,161
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		34,931	35,027
Series 2005-1 Class CJ, 5.5161% 11/10/42 (c)		134,497	134,385
Series 2005-5 Class D, 5.5604% 10/10/45 (c)		1,109,021	1,108,990
Series 2007-2 Class A4, 5.79% 4/10/49 (c)		8,292,000	8,409,899
Series 2007-3 Class A4, 5.7423% 6/10/49 (c)		18,063,827	18,546,028
Series 2008-1 Class D, 6.467% 2/10/51 (b)(c)		125,000	97,121
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,532,111	6,675,509
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	175,853
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		1,316,000	1,143,300
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (b)(c)		28,650	25,455
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (b)(c)		735,829	628,310
Class B1, 1.8358% 1/25/36 (b)(c)		31,146	21,453
Class M1, 0.8858% 1/25/36 (b)(c)		237,364	188,389
Class M2, 0.9058% 1/25/36 (b)(c)		71,209	54,834
Class M3, 0.9358% 1/25/36 (b)(c)		103,996	76,824
Class M4, 1.0458% 1/25/36 (b)(c)		57,515	41,557
Class M5, 1.0858% 1/25/36 (b)(c)		57,515	41,666
Class M6, 1.1358% 1/25/36 (b)(c)		61,088	44,398
Series 2006-3A Class M4, 0.8658% 10/25/36(b)(c)		30,041	3,312
Series 2007-1 Class A2, 0.7058% 3/25/37 (b)(c)		478,476	404,682
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (b)(c)		497,729	417,733
Class A2, 0.7558% 7/25/37 (b)(c)		465,060	368,168
Class M1, 0.8058% 7/25/37 (b)(c)		163,303	123,657
Class M2, 0.8458% 7/25/37 (b)(c)		89,235	62,361
Class M3, 0.9258% 7/25/37 (b)(c)		68,866	43,410
Series 2007-3:
Class A2, 0.7258% 7/25/37 (b)(c)		452,854	360,407
Class M1, 0.7458% 7/25/37 (b)(c)		98,356	73,664
Class M2, 0.7758% 7/25/37 (b)(c)		105,419	75,181
Class M3, 0.8058% 7/25/37 (b)(c)		166,115	81,510
Class M4, 0.9358% 7/25/37 (b)(c)		260,825	125,525
Class M5, 1.0358% 7/25/37 (b)(c)		125,673	26,410
Series 2007-4A Class M1, 1.3716% 9/25/37 (b)(c)		140,813	34,700
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)		4,834,814	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	608,079
Series 2006-T22 Class AJ, 5.8216% 4/12/38 (c)		400,000	400,042
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (c)		874,049	897,237
Series 2006-T22 Class B, 5.8216% 4/12/38 (b)(c)		200,000	203,990
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.6381% 3/11/39 (c)		450,000	449,518
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		691,184	727,881
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4646% 8/15/29 (b)(c)		832,000	760,413
Series 2014-CLMZ Class M, 6.1585% 8/15/29 (b)(c)		1,402,229	1,324,418
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1805% 8/15/26 (b)(c)		700,000	696,291
BWAY Mortgage Trust Series 2015-1740 Class E, 3.9516% 1/13/35 (b)(c)		1,000,000	971,988
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (b)(c)		181,348	174,374
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.431% 11/15/19 (b)(c)		2,788,000	2,697,062
Class F, 3.0147% 11/15/19 (b)(c)		392,000	366,628
Class MZA, 6.4075% 11/15/19 (b)(c)		1,964,000	1,924,432
Class MZB, 8.1529% 11/15/29 (b)(c)		1,158,000	1,131,524
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.827% 12/15/27 (b)(c)		19,194,797	19,131,759
Class DPA, 3.4255% 12/15/27 (b)(c)		6,164,000	5,776,525
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.76% 12/15/47 (b)(c)		750,000	826,394
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9145% 6/15/31 (b)(c)		511,000	493,040
Class YTC3, 2.9145% 6/15/31 (b)(c)		184,000	175,646
Series 2014-FL1, 2.9145% 6/15/31 (b)(c)		511,000	497,625
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		902,000	814,619
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		800,000	827,814
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	439,687
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2745% 9/10/46 (b)(c)		1,927,000	1,611,378
Series 2015-SHP2 Class E, 4.777% 7/15/27 (b)(c)		1,239,000	1,151,607
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		7,355,772	7,402,715
Series 2007-CD4 Class A4, 5.322% 12/11/49		24,098,085	24,625,947
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	101,256
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	21,709
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,192
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	13,754
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	6,771
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	23,634
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	103,484
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.574% 8/13/27 (b)(c)		735,000	696,979
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,051,769
Series 2012-CR5 Class D, 4.482% 12/10/45 (b)(c)		740,000	693,049
Series 2013-CR10:
Class C, 4.9505% 8/10/46(b)(c)		270,000	265,933
Class D, 4.9505% 8/10/46 (b)(c)		790,000	661,037
Class XA, 1.1309% 8/10/46 (c)(l)		35,913,377	1,528,524
Series 2013-CR12 Class D, 5.2536% 10/10/46 (b)(c)		1,680,000	1,515,254
Series 2013-CR9:
Class C, 4.3971% 7/10/45 (b)(c)		525,000	507,737
Class D, 4.3971% 7/10/45 (b)(c)		756,000	628,641
Series 2013-LC6 Class D, 4.4282% 1/10/46 (b)(c)		1,109,000	963,081
Series 2014-CR15 Class D, 4.9167% 2/10/47 (b)(c)		258,000	208,034
Series 2014-CR17 Class D, 4.9591% 5/10/47 (b)(c)		567,000	460,785
Series 2014-CR19 Class XA, 1.4501% 8/10/47 (c)(l)		53,077,786	3,578,865
Series 2014-CR20 Class XA, 1.3593% 11/10/47 (c)(l)		45,562,685	3,194,436
Series 2014-LC17 Class XA, 1.1645% 10/10/47 (c)(l)		51,726,312	2,551,654
Series 2014-UBS2 Class D, 5.1823% 3/10/47 (b)(c)		844,000	684,629
Series 2014-UBS4 Class XA, 1.4292% 8/10/47 (c)(l)		45,487,352	3,132,582
Series 2014-UBS6 Class XA, 1.2201% 12/10/47 (c)(l)		30,461,932	1,853,146
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,000,000	784,500
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	415,019
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (b)(c)		126,140	125,259
sequential payer Series 2006-C7 Class A1A, 5.9515% 6/10/46 (c)		1,353,071	1,356,510
Series 2005-LP5 Class F, 5.0942% 5/10/43 (b)(c)		1,290,000	1,287,084
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		1,179,254	1,145,554
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		647,504	681,554
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5421% 5/15/45 (c)		850,000	881,596
Class D, 5.5421% 5/15/45 (b)(c)		1,510,000	1,455,531
Series 2012-CR2:
Class E, 5.0165% 8/15/45 (b)(c)		1,727,000	1,590,073
Class F, 4.25% 8/15/45 (b)		1,418,000	1,126,149
Series 2012-LC4:
Class C, 5.8199% 12/10/44 (c)		260,000	276,137
Class D, 5.8199% 12/10/44 (b)(c)		1,143,000	1,113,881
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	293,384
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		544,000	479,696
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		731,000	611,729
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (c)		27,691	27,661
Series 2007-C3 Class A4, 5.8888% 6/15/39 (c)		16,584,995	16,995,523
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,269,796	1,310,684
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		989,487	1,023,277
Class H, 6% 5/17/40 (b)		90,315	73,737
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		394,448	397,814
Class G, 6.75% 11/15/30 (b)		180,000	186,796
Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (b)(c)(l)		1,108	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		134,763	134,973
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (b)(c)		3,043,000	2,937,576
Class C, 2.677% 3/15/17 (b)(c)		2,964,000	2,834,574
Class D, 3.627% 3/15/17 (b)(c)		4,485,000	4,254,078
Class E, 4.577% 3/15/17 (b)(c)		20,318,000	19,201,130
CSMC Trust floater Series 2015-DEAL:
Class E, 4.431% 4/15/29 (b)(c)		724,000	668,619
Class F, 5.181% 4/15/29 (b)(c)		1,453,000	1,321,337
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,297,579
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.836% 11/10/46 (b)(c)		500,000	513,695
Class E, 5.836% 11/10/46 (b)(c)		1,332,000	1,358,287
Class F, 5.836% 11/10/46 (b)(c)		1,560,000	1,446,808
Class G, 4.652% 11/10/46 (b)		1,654,000	1,369,578
Class XB, 0.3644% 11/10/46 (b)(c)(l)		20,920,000	290,861
Series 2011-LC3A Class D, 5.6252% 8/10/44 (b)(c)		462,000	456,419
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)		1,000,000	997,013
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6624% 12/25/43 (c)(l)		1,640,000	183,926
Series K012 Class X3, 2.3276% 1/25/41 (c)(l)		1,770,283	169,612
Series K013 Class X3, 2.8133% 1/25/43 (c)(l)		820,000	96,614
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (c)		49,075	48,985
sequential payer:
Series K030 Class A2, 3.25% 4/25/23		51,177,000	55,049,466
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,859,225
Series K034 Class A2, 3.531% 7/25/23		20,251,185	22,123,522
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,218,703
Series K032 Class A2, 3.31% 5/25/23		4,715,000	5,082,157
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,476,734
Series KAIV Class X2, 3.6147% 6/25/46 (c)(l)		420,000	69,355
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	5,111,336
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3674% 9/25/45 (b)(c)		1,815,000	1,931,306
Series 2011-K10 Class B, 4.79% 11/25/49 (b)(c)		500,000	528,816
Series 2011-K11 Class B, 4.5704% 12/25/48 (b)(c)		750,000	787,265
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(c)		18,910,000	18,777,335
Class CFX, 3.3822% 12/15/19 (b)(c)		14,152,000	13,767,644
Class DFX, 3.3822% 12/15/19 (b)(c)		11,994,000	11,341,679
Class EFX, 3.3822% 12/15/19 (b)(c)		1,750,000	1,605,054
Class FFX, 3.3822% 12/15/19 (b)(c)		383,000	344,567
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	42,884,737
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)		11,076,947	11,372,258
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		316,915	284,501
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		178,879	186,303
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	756,844
Series 1999-C3 Class K, 6.974% 8/15/36 (b)		385	385
GP Portfolio Trust Series 2014-GPP:
Class D, 3.1755% 2/15/27 (b)(c)		291,000	278,175
Class E, 4.2755% 2/15/27 (b)(c)		378,000	355,098
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		357,000	313,723
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,316,225	15,642,442
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (c)		12,767,440	12,798,824
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.2203% 8/10/43 (b)(c)		1,255,000	1,294,174
Class E, 4% 8/10/43 (b)		1,240,000	1,087,522
Class F, 4% 8/10/43 (b)		894,000	717,487
Class X, 1.6005% 8/10/43 (b)(c)(l)		5,067,702	266,807
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (b)(c)		614,960	605,583
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		4,827,132	4,866,056
Series 2010-C2:
Class D, 5.3577% 12/10/43 (b)(c)		720,000	681,780
Class XA, 0.3461% 12/10/43 (b)(c)(l)		3,318,009	24,023
Series 2011-GC5:
Class C, 5.4746% 8/10/44 (b)(c)		1,050,000	1,103,472
Class D, 5.4746% 8/10/44 (b)(c)		1,143,000	1,063,986
Class E, 5.4746% 8/10/44 (b)(c)		210,000	190,292
Class F, 4.5% 8/10/44 (b)		1,020,000	739,940
Series 2012-GC6:
Class D, 5.8183% 1/10/45 (b)(c)		945,000	877,800
Class E, 5% 1/10/45 (b)(c)		412,000	353,124
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	283,690
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		630,000	643,078
Class D, 5.9069% 5/10/45 (b)(c)		2,162,000	1,992,088
Class E, 5% 5/10/45 (b)		1,311,000	1,047,353
Class F, 5% 5/10/45 (b)		2,079,000	1,518,896
Series 2012-GCJ9:
Class D, 5.016% 11/10/45 (b)(c)		1,972,000	1,708,764
Class E, 5.016% 11/10/45 (b)(c)		1,290,000	1,047,065
Series 2013-GC10 Class D, 4.5574% 2/10/46 (b)(c)		899,000	745,397
Series 2013-GC12 Class D, 4.6152% 6/10/46 (b)(c)		219,000	176,370
Series 2013-GC13 Class D, 4.2041% 7/10/46 (b)(c)		1,858,000	1,453,580
Series 2013-GC16:
Class C, 5.493% 11/10/46 (c)		662,844	687,804
Class D, 5.493% 11/10/46 (b)(c)		1,009,000	843,310
Class F, 3.5% 11/10/46 (b)		999,000	706,493
Series 2015-GC34 Class XA, 1.5357% 10/10/48 (c)(l)		29,555,722	2,821,812
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.677% 7/15/29 (b)(c)		617,000	556,746
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)		2,450,000	2,442,307
Class DFX, 4.4065% 11/5/30 (b)		23,706,000	23,631,812
Class EFX, 5.6086% 11/5/30 (b)(c)		2,000,000	1,998,534
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.9155% 11/15/29 (b)(c)		406,000	379,452
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7128% 9/15/47 (b)(c)		525,000	371,777
Series 2015-C32 Class C, 4.8191% 11/15/48 (c)		846,000	745,033
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.5755% 7/15/28 (b)(c)		500,000	499,171
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	472,618
Series 2003-C1 Class F, 5.6028% 1/12/37 (b)(c)		250,000	246,390
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		380,000	438,631
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	2,161,781
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	755,313
Series 2012-CBX:
Class C, 5.412% 6/15/45 (c)		250,000	247,616
Class D, 5.412% 6/16/45 (b)(c)		690,000	673,841
Class E, 5.412% 6/15/45 (b)(c)		620,000	566,010
Class F, 4% 6/15/45 (b)		820,000	641,452
Class G 4% 6/15/45 (b)		1,079,000	743,167
Class XA, 1.9192% 6/15/45 (c)(l)		160,490,970	10,374,682
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.3305% 4/15/27 (b)(c)		3,000,000	2,963,082
Class C, 2.0805% 4/15/27 (b)(c)		4,460,000	4,320,937
Class D, 2.6805% 4/15/27 (b)(c)		9,517,000	9,117,786
Series 2014-FBLU Class E, 3.9255% 12/15/28 (b)(c)		1,058,000	984,367
Series 2014-INN:
Class E, 4.027% 6/15/29 (b)(c)		683,000	671,255
Class F, 4.431% 6/15/29 (b)(c)		1,006,000	938,413
Series 2015-CSMO Class D, 3.7255% 1/15/32 (b)(c)		2,184,000	2,074,059
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		14,542,858	14,640,794
Class A4, 5.552% 5/12/45		4,135,443	4,156,771
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,102,782	6,181,004
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,397,530	5,435,897
Series 2006-LDP9 Class A3, 5.336% 5/15/47		8,692,286	8,829,684
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,257,199	2,302,880
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (c)		12,106,333	12,446,586
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (c)		29,428,107	30,014,992
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,269,500	23,725,961
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	168,383
Series 2004-LN2 Class D, 5.5653% 7/15/41 (c)		420,000	33,237
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		660,000	659,559
Class F, 5.01% 7/15/42 (c)		189,000	173,658
Series 2005-LDP5 Class AJ, 5.6888% 12/15/44 (c)		1,722	1,721
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (c)		8,828,007	8,835,552
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		104,633	2
Series 2011-C3:
Class E, 5.7587% 2/15/46 (b)(c)		651,000	642,863
Class J, 4.409% 2/15/46 (b)(c)		106,000	82,687
Series 2011-C4:
Class E, 5.6088% 7/15/46 (b)(c)		1,130,000	1,105,502
Class F, 3.873% 7/15/46 (b)		105,000	87,250
Class H, 3.873% 7/15/46 (b)		674,250	483,152
Class NR, 3.873% 7/15/46 (b)		385,000	231,773
Class TAC2, 7.99% 7/15/46 (b)		671,000	694,091
Series 2011-C5:
Class B. 5.5% 8/15/46 (b)(c)		1,140,000	1,242,123
Class C, 5.5% 8/15/46 (b)(c)		1,102,648	1,147,360
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,115,000	1,032,369
Class D, 4.3795% 4/15/46 (c)		1,535,000	1,323,822
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,087,936
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	787,385
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	1,001,821
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		945,000	844,960
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,133,672
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (c)		21,075,038	21,810,474
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6:
Class A4, 5.372% 9/15/39		837,265	845,031
Class AM, 5.413% 9/15/39		1,500,000	1,521,096
Series 2006-C7:
Class A2, 5.3% 11/15/38		234,635	237,054
Class AM, 5.378% 11/15/38		160,000	162,559
Series 2007-C1 Class A4, 5.424% 2/15/40		16,075,616	16,383,182
Series 2007-C2 Class A3, 5.43% 2/15/40		3,220,016	3,284,324
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		59,947	59,933
Series 2006-C4:
Class AJ, 6.0474% 6/15/38 (c)		1,060,000	1,068,058
Class AM, 6.0474% 6/15/38 (c)		500,000	503,099
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,854,059	1,894,777
Series 2007-C7 Class A3, 5.866% 9/15/45		12,556,805	13,227,840
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (b)(c)		19,205,973	19,074,214
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0823% 1/20/41 (b)(c)		256,000	227,574
Class E, 5.0823% 1/20/41 (b)(c)		400,000	323,187
Mach One Trust LLC Series 2004-1A Class H, 6.0631% 5/28/40 (b)(c)		32,323	32,065
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3782% 10/12/39 (b)(c)	CAD	320,000	236,796
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		165,835	165,570
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (b)(c)		500,249	499,341
Series 2006-C1:
Class AJ, 5.9079% 5/12/39 (c)		1,444,000	1,413,934
Class AM, 5.9079% 5/12/39 (c)		100,000	100,079
Series 2007-C1 Class A4, 6.0317% 6/12/50 (c)		9,429,517	9,696,058
Series 2008-C1 Class A4, 5.69% 2/12/51		2,868,282	3,011,462
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (c)		730,853	739,322
Series 2007-5 Class A4, 5.378% 8/12/48		16,678,686	16,989,769
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,650,000	14,985,274
Series 2007-7 Class A4, 5.81% 6/12/50 (c)		6,018,926	6,223,978
Series 2007-6 Class B, 5.635% 3/12/51 (c)		1,902,000	534,083
Series 2007-8 Class A3, 6.0719% 8/12/49 (c)		1,638,661	1,700,348
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	656,113
Series 2012-C6 Class D, 4.8124% 11/15/45 (b)(c)		1,357,000	1,231,752
Series 2013-C12 Class D, 4.9251% 10/15/46 (b)(c)		1,000,000	896,493
Series 2013-C13:
Class D, 5.0569% 11/15/46 (b)(c)		1,019,000	916,504
Class E, 5.0569% 11/15/46 (b)(c)		887,000	700,404
Series 2013-C7:
Class D, 4.4364% 2/15/46 (b)(c)		810,000	717,761
Class E, 4.4364% 2/15/46 (b)(c)		340,000	283,836
Series 2013-C8 Class D, 4.3081% 12/15/48 (b)(c)		400,000	335,699
Series 2013-C9:
Class C, 4.2116% 5/15/46 (c)		620,000	597,384
Class D, 4.2996% 5/15/46 (b)(c)		1,740,000	1,454,907
Series 2015-C25 Class XA, 1.3069% 10/15/48 (c)(l)		47,871,013	3,728,419
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.631% 7/15/19 (b)(c)		357,716	353,423
Class J, 0.8555% 7/15/19 (b)(c)		335,939	326,992
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (b)(c)		278,504	278,523
Class E, 0.6755% 10/15/20 (b)(c)		834,661	834,704
Class F, 0.7255% 10/15/20 (b)(c)		500,899	500,925
Class G, 0.7655% 10/15/20 (b)(c)		619,188	619,220
Class H, 0.8555% 10/15/20 (b)(c)		389,758	390,152
Class J, 1.0055% 10/15/20 (b)(c)		225,021	217,868
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	628,069
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,243
Series 2012-C4 Class E, 5.7086% 3/15/45 (b)(c)		1,483,000	1,370,954
Series 1997-RR Class F, 7.4214% 4/30/39 (b)(c)		58,472	56,990
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		186,069	186,282
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,164
Class O, 5.91% 11/15/31 (b)		160,563	131,505
Series 2004-IQ7 Class E, 5.3157% 6/15/38 (b)(c)		53,363	54,161
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	732,718
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	91,266,663
Series 2011-C1:
Class C, 5.6077% 9/15/47 (b)(c)		970,000	1,030,387
Class D, 5.6077% 9/15/47 (b)(c)		1,760,000	1,790,349
Class E, 5.6077% 9/15/47 (b)(c)		573,100	550,473
Series 2011-C2:
Class D, 5.4878% 6/15/44 (b)(c)		580,000	590,266
Class E, 5.4878% 6/15/44 (b)(c)		600,000	589,377
Class F, 5.4878% 6/15/44 (b)(c)		550,000	498,418
Class XB, 0.5365% 6/15/44 (b)(c)(l)		9,001,008	222,729
Series 2011-C3:
Class C, 5.3509% 7/15/49 (b)(c)		1,000,000	1,039,860
Class D, 5.3509% 7/15/49 (b)(c)		1,130,000	1,118,460
Class E, 5.3509% 7/15/49 (b)(c)		505,000	495,743
Class G, 5.3509% 7/15/49 (b)(c)		924,000	735,023
Series 2012-C4:
Class D, 5.7086% 3/15/45 (b)(c)		330,000	312,717
Class F, 3.07% 3/15/45 (b)		623,000	454,907
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	667,463
Class F, 4.4382% 9/9/32 (b)(c)		651,000	564,729
Series 2015-MS1:
Class C, 4.1636% 5/15/48 (c)		734,000	659,951
Class D, 4.1636% 5/15/48 (b)(c)		437,000	326,119
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	552,580
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.7448% 7/15/33 (b)(c)		150,000	164,955
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		1,949,000	1,844,791
Class F, 5% 2/5/30 (b)		499,000	452,922
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	221,887
Series 2015-HAUL, Class D, 5.0127% 9/5/47 (b)(c)		285,000	263,791
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		185,669	188,268
Class D, 6.45% 1/22/26 (b)		740,731	782,667
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,044,096	1,309,296
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	79,855
Class G, 4.456% 9/12/38 (b)	CAD	54,000	39,980
Class H, 4.456% 9/12/38 (b)	CAD	36,000	26,164
Class J, 4.456% 9/12/38 (b)	CAD	36,000	25,489
Class K, 4.456% 9/12/38 (b)	CAD	18,000	12,405
Class L, 4.456% 9/12/38 (b)	CAD	26,000	17,076
Class M, 4.456% 9/12/38 (b)	CAD	104,391	64,171
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	94,093
Class G, 4.57% 4/12/23	CAD	42,000	31,198
Class H, 4.57% 4/12/23	CAD	42,000	31,033
Class J, 4.57% 4/12/23	CAD	42,000	30,869
Class K, 4.57% 4/12/23	CAD	21,000	15,353
Class L, 4.57% 4/12/23	CAD	63,000	45,817
Class M, 4.57% 4/12/23	CAD	155,242	101,347
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		241,788	73,526
SCG Trust Series 2013-SRP1 Class D, 3.7692% 11/15/26 (b)(c)		1,906,000	1,850,293
Starwood Retail Property Trust Series 2014-STAR Class D, 3.676% 11/15/27 (b)(c)		1,511,000	1,447,998
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5106% 8/15/39 (c)		67,211	67,443
Series 2007-C4 Class F, 5.5106% 8/15/39 (c)		820,000	778,024
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		270,000	271,900
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7188% 5/10/45 (b)(c)		1,197,000	1,167,035
Class F, 5% 5/10/45 (b)(c)		430,700	309,837
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		310,000	286,948
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		970,000	895,959
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,243,152
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	197,406
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,056,666	8,204,715
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,042,962
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,570,995
Series 2007-C32 Class A3, 5.8991% 6/15/49 (c)		40,608,000	41,484,905
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (c)		31,129,802	32,152,139
Class A5, 6.1491% 2/15/51 (c)		19,259,000	20,241,820
Series 2004-C11:
Class D, 5.2932% 1/15/41 (c)		360,000	363,943
Class E, 5.3432% 1/15/41 (c)		327,000	330,764
Series 2006-C27 Class A1A, 5.749% 7/15/45 (c)		21,383,581	21,482,021
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6837% 11/15/43 (b)(c)(l)		20,614,217	514,551
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	563,989
Class D, 4.9359% 10/15/45 (b)(c)		1,621,000	1,426,764
Series 2013-LC12 Class C, 4.2984% 7/15/46 (c)		760,000	720,115
Series 2015-C31 Class XA, 1.2791% 11/15/48 (c)(l)		38,711,660	2,996,604
Series 2015-NXS4 Class E, 3.7565% 12/15/48 (b)(c)		588,000	384,774
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	241,996
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	372,504
Class D, 5.7491% 3/15/44 (b)(c)		800,000	808,396
Class E, 5% 3/15/44 (b)		890,000	774,571
Class F, 5% 3/15/44 (b)		693,000	554,465
Series 2011-C4:
Class D, 5.4331% 6/15/44 (b)(c)		408,000	404,596
Class E, 5.4331% 6/15/44 (b)(c)		439,432	421,545
Series 2011-C5:
Class C, 5.8221% 11/15/44 (b)(c)		260,000	274,604
Class D, 5.8221% 11/15/44 (b)(c)		600,000	612,221
Class E, 5.8221% 11/15/44 (b)(c)		1,410,000	1,408,283
Class F, 5.25% 11/15/44 (b)(c)		933,000	733,501
Class G, 5.25% 11/15/44 (b)(c)		329,000	244,323
Class XA, 2.1062% 11/15/44 (b)(c)(l)		4,873,814	344,369
Series 2012-C10:
Class D, 4.6025% 12/15/45 (b)(c)		422,000	388,210
Class E, 4.6025% 12/15/45 (b)(c)		1,190,000	870,792
Class F, 4.6025% 12/15/45 (b)(c)		1,726,000	1,159,261
Series 2012-C6 Class D, 5.7461% 4/15/45 (b)(c)		540,000	519,642
Series 2012-C7:
Class C, 4.9927% 6/15/45 (c)		1,270,000	1,287,750
Class E, 4.9927% 6/15/45 (b)(c)		2,501,000	2,330,572
Class F, 4.5% 6/15/45 (b)		357,000	292,090
Class G, 4.5% 6/15/45 (b)		1,076,000	731,317
Series 2012-C8 Class D, 5.0369% 8/15/45 (b)(c)		650,000	631,536
Series 2013-C11:
Class D, 4.3185% 3/15/45 (b)(c)		870,000	741,051
Class E, 4.3185% 3/15/45 (b)(c)		1,750,000	1,390,616
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	502,684
Series 2013-UBS1 Class D, 4.784% 3/15/46 (b)(c)		605,000	528,882
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1473% 11/15/29 (b)(c)		1,054,900	1,024,131
Class G, 3.447% 11/15/29 (b)(c)		164,703	147,069
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,291,550,697)			1,280,771,293

Municipal Securities - 2.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,800,418
7.3% 10/1/39		27,595,000	39,285,070
7.5% 4/1/34		9,105,000	13,064,856
7.55% 4/1/39		18,745,000	27,823,578
7.6% 11/1/40		29,220,000	44,097,947
7.625% 3/1/40		10,110,000	15,042,265
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,429,617
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,131,844
Series 2012 B, 5.432% 1/1/42		3,285,000	2,716,071
6.314% 1/1/44		19,560,000	17,699,844
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	8,990,478
4.95% 6/1/23		24,240,000	25,240,627
5.1% 6/1/33		63,045,000	58,613,567
Series 2010 5, 6.2% 7/1/21		8,160,000	8,889,096
Series 2010-1, 6.63% 2/1/35		11,945,000	12,940,377
Series 2010-3:
5.547% 4/1/19		330,000	352,080
6.725% 4/1/35		17,810,000	19,513,348
7.35% 7/1/35		8,165,000	8,978,316
Series 2011:
4.961% 3/1/16		1,035,000	1,035,000
5.365% 3/1/17		395,000	408,675
5.665% 3/1/18		21,275,000	22,463,847
5.877% 3/1/19		77,850,000	84,148,844
Series 2013:
2.69% 12/1/17		3,365,000	3,391,281
3.14% 12/1/18		3,490,000	3,524,167
TOTAL MUNICIPAL SECURITIES
(Cost $433,454,420)			439,581,213

Foreign Government and Government Agency Obligations - 1.0%
Argentine Republic:
7% 4/17/17		$19,280,000	$19,450,307
8.28% 12/31/33 (d)		1,955,847	2,297,143
8.75% 6/2/17 (d)		3,410,000	3,964,125
Azerbaijan Republic 4.75% 3/18/24 (b)		760,000	697,710
Belarus Republic 8.95% 1/26/18		4,560,000	4,697,256
Brazilian Federative Republic:
4.25% 1/7/25		11,895,000	10,170,225
5.625% 1/7/41		14,715,000	11,404,125
7.125% 1/20/37		4,305,000	4,003,650
8.25% 1/20/34		5,480,000	5,644,400
Buenos Aires Province:
9.375% 9/14/18 (b)		1,210,000	1,258,400
9.95% 6/9/21 (b)		535,000	561,750
10.875% 1/26/21 (Reg. S)		5,610,000	6,030,750
City of Buenos Aires:
8.95% 2/19/21 (b)		1,260,000	1,345,050
9.95% 3/1/17 (b)		793,000	823,868
Colombian Republic:
5% 6/15/45		400,000	335,000
5.625% 2/26/44		550,000	496,375
6.125% 1/18/41		5,000	4,763
7.375% 9/18/37		1,145,000	1,239,463
10.375% 1/28/33		2,100,000	2,829,750
Congo Republic 4% 6/30/29 (p)		4,884,748	3,468,782
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	239,625
5.625% 4/30/43 (b)		490,000	352,800
7% 4/4/44 (b)		1,450,000	1,221,625
Croatia Republic:
5.5% 4/4/23 (b)		410,000	427,348
6% 1/26/24 (b)		600,000	643,800
6.375% 3/24/21 (b)		560,000	605,136
6.625% 7/14/20 (b)		545,000	592,006
6.75% 11/5/19 (b)		350,000	380,737
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,355,000	1,308,253
6.25% 7/27/21 (b)		360,000	336,318
Dominican Republic:
1.4674% 8/30/24 (c)		3,540,000	3,463,890
5.5% 1/27/25 (b)		535,000	514,938
6.85% 1/27/45 (b)		1,395,000	1,300,838
6.875% 1/29/26 (b)		1,145,000	1,182,213
7.45% 4/30/44 (b)		2,240,000	2,223,200
7.5% 5/6/21 (b)		1,880,000	2,025,700
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	204,063
7.65% 6/15/35 (Reg. S)		50,000	41,375
Georgia Republic 6.875% 4/12/21 (b)		495,000	519,750
German Federal Republic:
0.5% 2/15/26(Reg. S)	EUR	575,000	649,642
1.5% 2/15/23	EUR	520,000	635,739
Hungarian Republic:
5.375% 3/25/24		594,000	660,035
5.75% 11/22/23		1,410,000	1,593,822
7.625% 3/29/41		1,100,000	1,514,700
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,196,557
3.375% 4/15/23 (b)		555,000	534,380
4.75% 1/8/26 (b)		745,000	770,100
4.875% 5/5/21 (b)		490,000	521,127
5.25% 1/17/42 (b)		715,000	682,222
5.375% 10/17/23		400,000	430,366
5.95% 1/8/46 (b)		730,000	757,391
6.625% 2/17/37 (b)		1,450,000	1,574,751
6.75% 1/15/44 (b)		490,000	541,660
7.75% 1/17/38 (b)		2,645,000	3,167,033
8.5% 10/12/35 (Reg. S)		2,385,000	3,030,775
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		2,560,000	2,562,330
7.125% 3/31/16 (Reg. S)		100,000	100,091
7.25% 4/15/19 (b)		2,685,000	2,745,002
8.25% 4/15/24 (b)		1,000,000	1,008,450
8.25% 9/30/25 (b)		250,000	252,402
Ivory Coast 5.75% 12/31/32		3,150,000	2,775,938
Kazakhstan Republic:
5.125% 7/21/25 (b)		715,000	724,867
6.5% 7/21/45 (b)		645,000	647,387
Lebanese Republic:
4% 12/31/17		1,989,000	1,971,596
5.45% 11/28/19		575,000	564,961
Panamanian Republic:
6.7% 1/26/36		320,000	400,000
8.875% 9/30/27		285,000	405,413
9.375% 4/1/29		365,000	541,113
Peruvian Republic 4% 3/7/27 (p)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		565,000	838,248
9.5% 2/2/30		745,000	1,229,780
Provincia de Cordoba 12.375% 8/17/17 (b)		1,990,000	2,089,500
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,400,000	1,346,478
Republic of Armenia:
6% 9/30/20 (b)		2,256,000	2,182,680
7.15% 3/26/25 (b)		995,000	957,688
Republic of Iceland 5.875% 5/11/22 (b)		560,000	640,855
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,375,000	2,749,863
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,285,246
Republic of Serbia:
6.75% 11/1/24 (b)		2,080,873	2,153,704
7.25% 9/28/21 (b)		1,450,000	1,629,510
Romanian Republic:
4.375% 8/22/23 (b)		706,000	752,617
6.125% 1/22/44 (b)		534,000	641,070
Russian Federation:
4.875% 9/16/23 (b)		1,335,000	1,379,189
5% 4/29/20 (b)		625,000	652,188
5.625% 4/4/42 (b)		1,000,000	970,000
5.875% 9/16/43 (b)		1,700,000	1,686,995
12.75% 6/24/28 (Reg. S)		6,885,000	11,093,319
Turkish Republic:
3.25% 3/23/23		245,000	226,071
5.125% 3/25/22		315,000	324,856
5.625% 3/30/21		1,565,000	1,658,168
6.25% 9/26/22		680,000	741,880
6.75% 4/3/18		565,000	605,976
6.75% 5/30/40		975,000	1,087,125
6.875% 3/17/36		1,795,000	2,019,052
7% 3/11/19		685,000	749,048
7% 6/5/20		635,000	707,200
7.25% 3/5/38		1,150,000	1,349,813
7.375% 2/5/25		1,005,000	1,179,659
7.5% 11/7/19		1,765,000	1,982,783
8% 2/14/34		760,000	952,766
11.875% 1/15/30		1,305,000	2,157,557
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		670,000	672,030
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	244,595
7.75% 9/1/19 (b)		355,000	320,388
7.75% 9/1/20 (b)		548,000	490,570
7.75% 9/1/21 (b)		444,000	395,249
7.75% 9/1/22 (b)		444,000	391,919
7.75% 9/1/23 (b)		444,000	386,280
7.75% 9/1/24 (b)		321,000	276,124
7.75% 9/1/25 (b)		321,000	271,016
7.75% 9/1/26 (b)		321,000	267,589
7.75% 9/1/27 (b)		421,000	351,619
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	1,944,855
2% 9/7/25(Reg. S)	GBP	1,785,000	2,631,348
3.25% 1/22/44	GBP	1,500,000	2,493,476
4.5% 9/7/34	GBP	1,835,000	3,520,935
United Mexican States:
4% 10/2/23		1,400,000	1,439,900
4.6% 1/23/46		695,000	637,663
4.75% 3/8/44		512,000	481,280
5.55% 1/21/45		650,000	677,625
6.05% 1/11/40		670,000	745,375
United Republic of Tanzania 6.5375% 3/9/20 (c)		205,000	199,127
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,281,438
Venezuelan Republic:
9.25% 9/15/27		2,870,000	1,155,175
11.95% 8/5/31 (Reg. S)		1,875,000	764,063
12.75% 8/23/22		1,130,000	491,550
Vietnamese Socialist Republic:
1.3725% 3/12/16 (c)		207,608	207,608
4% 3/12/28 (p)		5,260,500	5,155,290
4.8% 11/19/24 (b)		1,000,000	978,887
6.75% 1/29/20 (b)		885,000	977,056
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $217,308,202)			215,497,271
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	761,080
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Coal Acquisition LLC Class B (q)		7,395	7,395
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,518,594
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (r)		19,400	291,582
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			326,182

TOTAL COMMON STOCKS
(Cost $5,639,039)			3,613,251

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	3,478,014
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%		9,000	247,500
FelCor Lodging Trust, Inc. Series A, 1.95%		18,000	452,160
			699,660

TOTAL CONVERTIBLE PREFERRED STOCKS			4,177,674

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	391,350
Annaly Capital Management, Inc.:
Series C, 7.625%		27,600	641,976
Series D, 7.50%		3,537	80,820
Boston Properties, Inc. 5.25%		17,500	446,775
CBL & Associates Properties, Inc.:
Series D, 7.375%		7,720	182,192
Series E, 6.625%		14,300	317,460
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	252,500
Corporate Office Properties Trust Series L, 7.375%		12,221	311,758
CYS Investments, Inc. Series B, 7.50%		20,900	446,842
DDR Corp. Series K, 6.25%		17,823	462,507
Digital Realty Trust, Inc. Series E, 7.00%		10,000	256,900
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,011,509
Essex Property Trust, Inc. Series H, 7.125%		9,354	239,649
First Potomac Realty Trust 7.75%		9,827	245,773
Hersha Hospitality Trust Series B, 8.00%		13,844	352,468
Hospitality Properties Trust Series D, 7.125%		10,000	255,900
LaSalle Hotel Properties Series H, 7.50%		10,000	253,500
MFA Financial, Inc. Series B, 7.50%		22,500	524,475
PS Business Parks, Inc. Series S, 6.45%		21,000	546,000
Public Storage:
Series R, 6.35%		10,500	271,320
Series S, 5.90%		20,000	517,600
Realty Income Corp. Series F, 6.625%		12,000	311,280
Regency Centers Corp. Series 6, 6.625%		5,510	144,197
Retail Properties America, Inc. 7.00%		24,109	630,450
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	466,444
Stag Industrial, Inc. Series A, 9.00%		20,000	521,000
Sun Communities, Inc. Series A, 7.125%		34,701	909,166
Taubman Centers, Inc. Series J, 6.50%		11,338	294,221
			11,286,032
TOTAL PREFERRED STOCKS
(Cost $16,169,803)			15,463,706
		Principal Amount(a)	Value

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,482,945	1,178,941
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,611,992	3,405,172
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	1,139,710
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		911,301	877,127
			6,600,950
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		1,281,075	1,268,802
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (c)		1,016,458	1,001,720
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5005% 1/30/20 (c)		1,489,950	1,482,500
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (c)		1,081,847	1,077,206
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		6,166,900	5,854,732
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (c)		3,912,480	3,876,603
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		2,493,750	2,418,938
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	960,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		16,765,279	12,626,434
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (c)		5,935,572	5,601,696
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)		4,820,182	4,775,981
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		910,425	876,284
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	334,800
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (c)		741,472	708,803
			40,593,977
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		5,306,907	4,904,484
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (c)		1,492,500	1,477,575
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)		5,298,554	5,201,113
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,842,407	2,825,523
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		6,992,646	6,340,023
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		19,344,095	15,201,170
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)		2,362,526	2,345,799
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,251,337	1,242,890
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (c)		2,000,000	1,970,000
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,990,000	1,964,289
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,594,355	4,507,063
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		1,285,062	1,287,208
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (c)		3,037,000	2,958,554
Tranche B 1LN, term loan 3.5% 6/27/20 (c)		5,123,701	5,025,480
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)		4,925,909	4,839,706
5.5% 11/21/19 (c)		2,110,697	2,073,760
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,947,033	4,885,195
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		6,746,302	6,720,329
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		4,490,685	4,277,378
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)		3,441,510	3,417,419
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		997,455	992,468
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		3,004,900	2,876,260
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		1,913,276	1,894,545
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (c)		5,155,593	4,902,969
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (c)		2,508,197	2,458,033
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,742,240	1,646,417
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,381,501	3,305,417
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		13,987,710	12,781,270
Tranche B, term loan 6% 10/18/20 (c)		1,506,264	1,383,247
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (c)		1,613,535	1,540,926
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (c)		2,403,145	2,367,098
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,835,158
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,504,608	1,474,515
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		494,602	482,237
			123,405,518
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,108,266	2,048,539
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (c)		1,986,987	1,865,285
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0248% 4/10/20 (c)		2,899,017	2,203,253
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		3,655,104	3,437,333
Altice SA Tranche B, term loan 4.25% 12/14/22 (c)		1,748,082	1,711,879
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (c)		1,995,000	1,991,768
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,251,863	1,152,339
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	417,338
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (c)		4,211,365	4,039,415
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,485,761	1,450,163
Tranche F, term loan 3% 1/3/21 (c)		8,229,383	8,035,417
Tranche H, term loan 3.25% 8/24/21 (c)		1,000,000	982,320
Tranche I, term loan 3.5% 1/24/23 (c)		6,335,000	6,295,406
Clear Channel Communications, Inc. Tranche D, term loan 7.1885% 1/30/19 (c)		18,595,000	12,164,291
CSC Holdings LLC:
Tranche B, term loan 2.9385% 4/17/20 (c)		1,298,961	1,285,971
Tranche B, term loan 5% 10/9/22 (c)		6,790,000	6,720,403
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,195,460	3,549,175
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		2,985,000	2,899,181
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)		1,489,950	1,441,527
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,662,656	3,472,344
Tranche 2LN, term loan 7.5% 7/25/22 (c)		1,880,000	1,547,860
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		1,620,000	1,545,075
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (c)		1,942,368	1,900,607
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		1,844,182	1,816,519
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)		5,780,162	5,560,516
Tranche B 1LN, term loan 4.5625% 7/20/22 (c)		997,500	953,171
Tranche B 2LN, term loan 4.5% 5/8/20 (c)		5,000,688	4,810,661
Tranche B 6LN, term loan 4.75% 2/10/23 (c)		10,210,000	9,805,888
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (c)		3,978,317	3,772,758
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (c)		995,000	992,513
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)		11,448,966	10,542,551
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		2,563,846	2,489,494
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (c)		920,000	891,416
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (c)		1,013,348	980,415
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (c)		992,500	951,768
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)		1,472,932	1,409,713
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (c)		1,391,000	1,334,609
Tranche B 2LN, term loan 3.5081% 1/15/22 (c)		897,000	860,636
Tranche B 3LN, term loan 3.6013% 1/15/22 (c)		1,475,000	1,415,204
			114,627,644
Multiline Retail - 0.1%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (c)		2,767,879	2,768,737
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		20,503,571	20,242,151
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		6,101,580	5,609,670
			28,620,558
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		4,230,925	3,894,566
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,882,000	1,563,396
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		1,643,191	1,595,949
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)		4,003,254	2,680,379
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (c)		3,645,863	3,493,648
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (c)		8,030,000	7,862,253
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)		10,674,896	10,337,996
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)		3,137,000	411,731
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (c)		8,000,000	7,937,040
			39,776,958
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		1,467,190	1,000,139
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		3,430,374	3,369,279
			4,369,418

TOTAL CONSUMER DISCRETIONARY			366,382,622

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (c)		1,332,000	1,292,040
Tranche B 1LN, term loan 5.5% 11/13/21 (c)		5,945,013	5,840,975
			7,133,015
Food & Staples Retailing - 0.2%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (c)		3,735,770	3,685,449
Tranche B 3LN, term loan 5.125% 8/25/19 (c)		1,658,388	1,625,220
Tranche B 4LN, term loan 5.5% 8/25/21 (c)		15,957,415	15,571,724
Tranche B 5LN, term loan 5.5% 12/21/22 (c)		4,950,000	4,809,222
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		653,000	538,451
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,938,568	5,636,710
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,470,952	1,390,050
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,027,390
Tranche B 1LN, term loan 4.75% 10/21/21 (c)		3,411,570	3,262,314
Performance Food Group, Inc. Tranche 2LN, term loan 6% 11/14/19 (c)		2,808,152	2,808,152
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,665,395
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,383,734	3,265,304
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (c)		2,378,000	2,307,849
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)		1,118,958	1,052,660
			49,645,890
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (c)		1,481,000	1,460,014
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (c)		3,000,000	2,994,000
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (c)		2,108,202	2,092,390
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (c)		1,067,325	1,052,649
Tranche B 2LN, term loan 8.5% 8/3/23 (c)		125,000	119,063
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (c)		3,540,000	3,433,800
Keurig Green Mountain, Inc. Tranche B, term loan 2/9/23 (s)		2,500,000	2,451,050
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (c)		915,000	916,949
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (c)		480,696	480,696
			15,000,611
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		2,593,439	2,576,426

TOTAL CONSUMER STAPLES			74,355,942

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		6,807,713	2,042,314
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,085,523	1,606,142
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)		3,001,730	1,748,507
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (c)		2,316,423	972,898
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,361,447	261,234
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,108,687	457,333
			7,088,428
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (c)		973,758	929,939
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,160,939	2,144,732
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (c)		2,340,106	2,152,897
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		4,612,000	2,300,235
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		1,656,159	1,629,247
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		530,627	498,789
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (c)		6,694,004	2,590,579
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		1,937,824	1,559,948
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (c)		1,105,000	834,275
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		6,824,467	5,869,042
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		9,096,000	8,095,440
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		518,734	451,947
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		3,748,057	3,213,959
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,020,000	841,500
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)		2,589,140	913,966
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (c)		1,285,288	1,131,053
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (c)		1,287,061	463,342
Tranche B, term loan 4.25% 10/1/18 (c)		727,481	276,443
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,708,653	875,685
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,191,114
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (c)		833,495	727,224
			38,691,356

TOTAL ENERGY			45,779,784

FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		910,260	896,606
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,116,725
Tranche B 1LN, term loan 4.75% 9/11/21 (c)		1,979,045	1,751,455
			4,764,786
Diversified Financial Services - 0.1%
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (c)		2,775,000	2,653,594
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)		4,118,000	4,083,697
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (c)		553,220	414,915
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)		2,000,000	1,991,260
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		3,969,697	3,867,993
			13,011,459
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (c)		2,487,500	2,402,303
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (c)		1,485,000	1,396,212
Tranche B 4LN, term loan 8/4/22 (s)		1,765,000	1,617,181
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)		4,381,430	4,180,147
			9,595,843
Real Estate Management & Development - 0.1%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (c)		870,000	868,373
CityCenter 8.74% 7/12/16 (c)		277,613	277,613
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		1,882,000	1,806,720
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		6,218,942	5,977,958
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		16,872	16,618
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		8,674,388	8,587,644
			17,534,926
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		1,484,883	1,480,428

TOTAL FINANCIALS			46,387,442

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,381,625	1,378,793
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		1,144,250	1,099,910
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (c)		1,402,500	1,398,994
			3,877,697
Health Care Providers & Services - 0.3%
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (c)		2,414,313	2,401,227
Community Health Systems, Inc.:
Tranche F, term loan 3.7449% 12/31/18 (c)		992,500	963,966
Tranche G, term loan 3.75% 12/31/19 (c)		1,970,856	1,877,654
Tranche H, term loan 4% 1/27/21 (c)		9,228,505	8,759,697
Concentra, Inc. Tranche B 1LN, term loan 4.0008% 6/1/22 (c)		995,000	977,170
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,877,331	1,869,709
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (c)		2,902,000	2,872,980
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3567% 5/1/18 (c)		2,607,327	2,603,181
Tranche B 5LN, term loan 3.1885% 3/31/17 (c)		4,309,909	4,304,521
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		6,473,536	5,421,587
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		6,235,246	6,077,806
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		2,554,070	2,410,404
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,493,750	2,437,641
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (c)		226,710	219,342
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,936,250
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		6,000,000	5,928,780
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (c)		7,520,000	7,473,000
			59,534,915
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,064,281	6,693,407
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		1,412,514	1,341,889
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (c)		1,460,000	1,401,600
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		3,000,000	2,963,340
Grifols, S.A. Tranche B, term loan 3.4385% 2/27/21 (c)		1,478,947	1,473,564
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		3,054,662	2,886,656
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,811,711	3,789,069
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (c)		3,929,799	3,747,063
Tranche B, term loan 4% 4/1/22 (c)		8,272,525	7,723,477
Tranche BD 2LN, term loan 3.5% 2/13/19 (c)		5,387,000	5,044,548
Tranche E, term loan 3.75% 8/5/20 (c)		4,882,000	4,555,541
			34,926,747

TOTAL HEALTH CARE			105,032,766

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (c)		506,789	499,820
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	242,847
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		2,007,638	1,947,408
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		3,648,058	3,538,616
Tranche D, term loan 3.75% 6/4/21 (c)		6,042,604	5,764,644
Tranche E, term loan 3.5% 5/14/22 (c)		997,609	951,469
			12,944,804
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (c)		1,965,150	1,939,976
Building Products - 0.1%
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (c)		1,000,000	1,000,420
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)		6,978,170	6,559,479
Tranche 2LN, term loan 7.75% 4/1/22 (c)		1,260,000	1,104,604
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (c)		997,500	972,563
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		6,598,463	6,176,161
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (c)		868,164	818,965
			16,632,192
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)		3,547,356	3,440,935
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)		1,485,877	1,474,420
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		4,861,373	4,472,463
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (c)		3,140,210	2,954,498
Tranche DD, term loan 4.0038% 11/8/20 (c)		803,310	755,802
GCA Services Group, Inc. Tranche B 1LN, term loan 3/1/23 (s)		2,250,000	2,234,543
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		12,852,143	10,924,321
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		2,757,172	2,178,166
Metal Services LLC Tranche B, term loan 6% 6/30/17 (c)		1,105,717	978,560
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	501,760
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,399,223	4,250,750
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (c)		552,364	535,793
			34,702,011
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		2,845,621	2,769,728
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (c)		2,234,375	2,223,203
			4,992,931
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (c)		1,315,138	1,287,192
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)		1,287,713	1,255,521
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (c)		2,958,643	2,876,925
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,432,200	3,279,605
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		555,987	488,574
			7,900,625
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		3,000,000	2,625,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		3,171,582	2,635,585
			5,260,585
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (c)		2,119,688	2,096,286
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (c)		1,119,564	1,116,071
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	273,600
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		868,438	842,384
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (c)		1,879,737	1,876,222
			6,204,563
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (c)		1,117,509	1,094,756
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)		2,212,424	1,737,859
			2,832,615
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (c)		4,528,650	4,493,281
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (c)		2,279,573	2,240,387
			6,733,668

TOTAL INDUSTRIALS			101,431,162

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,708,461	1,694,367
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (c)		755,000	753,301
			2,447,668
Electronic Equipment & Components - 0.1%
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (c)		1,077,586	1,047,500
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		2,775,617	2,555,871
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	450,000
Tranche B 1LN, term loan 5% 10/16/22 (c)		1,170,000	1,117,350
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (c)		12,358,124	11,678,428
			16,849,149
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (c)		4,064,244	3,951,217
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (c)		2,760,000	2,739,300
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		941,685	866,351
			7,556,868
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		2,470,075	2,181,891
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)		1,857,902	1,833,396
First Data Corp.:
Tranche B, term loan 3.9335% 3/24/18 (c)		1,000,000	986,500
Tranche B, term loan 4.1835% 7/10/22 (c)		10,000,000	9,720,800
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	460,925
Tranche B 1LN, term loan 5% 6/17/21 (c)		1,158,241	1,130,015
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (c)		752,000	745,894
Tranche B 1LN, term loan 5.5% 5/29/21 (c)		876,106	864,611
			17,924,032
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (c)		7,000,000	6,898,290
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (c)		3,882,353	3,875,869
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (c)		4,000,000	3,988,760
Tranche D, term loan 3.25% 1/11/20 (c)		1,857,992	1,822,821
			16,585,740
Software - 0.3%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (c)		453,314	438,867
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		116,000	104,980
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)		11,751,215	11,134,276
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		668,182	529,534
5% 9/10/20 (c)		10,632,779	8,474,324
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		6,062,268	5,319,640
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (c)		1,713,788	1,609,538
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)		11,591,280	11,210,971
Tranche B 1LN, term loan 4.5% 10/30/19 (c)		3,616,317	3,516,869
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		5,207,267	4,886,135
Tranche 2LN, term loan 8% 4/9/22 (c)		1,693,000	1,506,770
SolarWinds, Inc. Tranche B, term loan 6.5% 2/5/23 (c)		2,000,000	1,914,000
Solera LLC Tranche B, term loan 2/28/23 (s)		1,750,000	1,708,438
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		4,987,500	4,778,673
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0068% 7/8/22 (c)		2,556,003	2,533,229
Tranche B 2LN, term loan 4.0179% 7/8/22 (c)		368,525	365,242
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (c)		2,466,000	2,456,753
Tranche B 1LN, term loan 4.75% 11/12/21 (c)		2,450,445	2,444,932
			64,933,171
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (c)		9,925,000	9,873,291
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,555,919	2,485,631
			12,358,922

TOTAL INFORMATION TECHNOLOGY			138,655,550

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (c)		1,761,688	1,673,603
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,775,540	2,519,968
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (c)		751,971	556,459
Tranche B 1LN, term loan 4.5% 12/2/19 (c)		974,945	916,448
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (c)		2,199,780	2,142,960
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (c)		1,129,000	1,034,920
Tranche B 1LN, term loan 6% 12/5/21 (c)		4,087,710	4,067,271
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (c)		2,000,000	1,800,000
MacDermid, Inc.:
Tranche B 2LN, term loan 5.5% 6/7/20 (c)		2,603,833	2,367,327
Tranche B 3LN, term loan 5.5% 6/7/20 (c)		2,992,500	2,719,434
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,124,325	2,046,426
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		500,000	460,000
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)		4,083,750	4,058,227
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		1,377,950	1,239,466
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,611,900	1,565,558
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,020,000	897,172
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		486,372	479,684
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,231,913	1,169,467
			31,714,390
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (c)		2,338,710	2,313,124
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)		4,730,849	4,671,713
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,004,810
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		6,083,688	5,926,546
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (c)		3,552,000	3,490,941
Tranche F, term loan 4% 10/1/22 (c)		4,630,357	4,600,862
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		2,164,506	2,045,459
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		718,186	682,277
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (c)		752,000	729,440
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		3,500,956	3,134,091
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (c)		9,135,595	9,099,236
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		2,429,833	2,305,304
			40,003,803
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,601,521	1,125,158
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	202,500
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,606,537	1,452,920
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		3,587,820	574,051
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (c)		8,020,768	6,144,470
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (c)		1,519,553	1,506,257
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (c)		307,940	270,217
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (c)		775,650	395,582
Tranche B 2LN, term loan 7.5% 4/16/20 (c)		8,806,198	3,536,657
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		722,000	557,146
Walter Energy, Inc.:
term loan 7.5% 4/1/16 (t)		195,129	195,129
Tranche B, term loan 4/1/18 (d)(s)		4,707,000	651,119
			16,611,206

TOTAL MATERIALS			88,329,399

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (c)		2,620,830	2,535,653
Tranche B, term loan 5.5% 6/24/19 (c)		12,927,091	12,777,654
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,772,361	6,570,613
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,473,731	4,208,126
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,710,363
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,737,997
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,005,369
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (c)		163,000	153,492
Tranche B 1LN, term loan 4% 4/11/20 (c)		8,868,616	8,621,005
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (s)		1,650,000	1,601,540
Tranche B 2LN, term loan 12/2/22 (s)		1,350,000	1,310,351
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		3,724,000	2,374,050
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,810,256	2,339,538
Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		1,000,000	832,500
			52,778,251
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (c)		1,036,634	987,394
Tranche D 2LN, term loan 4.1031% 3/31/19 (c)		5,358,366	5,103,844
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		9,305,000	8,271,494
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		1,342,000	865,590
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		3,000,000	3,001,890
			18,230,212

TOTAL TELECOMMUNICATION SERVICES			71,008,463

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		220,769	209,951
6.375% 8/13/19 (c)		3,336,131	3,172,660
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)		2,996,222	2,812,703
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,589,368	2,817,654
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	206,455
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		6,183,177	5,889,477
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,508,926	2,705,355
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,722,590
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		5,371,144	4,763,560
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,990,000	1,696,475
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		586,980	550,293
			27,547,173
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (c)		1,812,000	761,040
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (c)		2,629,307	394,396
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (c)		1,806,350	1,681,405
			2,836,841
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (c)		2,503,128	2,420,425
Tranche B 4LN, term loan 4% 10/31/20 (c)		3,708,162	3,562,913
Tranche B 5LN, term loan 3.5% 5/28/22 (c)		1,492,500	1,411,114
Tranche B 6LN, term loan 4% 1/1/23 (c)		3,675,000	3,546,375
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,653,000	4,628,293
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		449,987	447,737
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)		6,840,227	6,190,406
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,817,810	2,254,248
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (c)		2,883,169	2,450,693
			26,912,204

TOTAL UTILITIES			57,296,218

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,190,351,336)			1,094,659,348

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.4375% 12/14/19 (c)		803,814	787,737
Goldman Sachs 1.4375% 12/14/19 (c)		688,889	675,111
Mizuho 1.4375% 12/14/19 (c)		323,008	316,548
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,682,865)			1,779,396

Bank Notes - 1.0%
Bank of America NA:
1.65% 3/26/18		$22,324,000	$22,232,405
1.75% 6/5/18		64,045,000	63,640,876
5.3% 3/15/17		3,467,000	3,584,497
Capital One NA 1.65% 2/5/18		18,801,000	18,560,253
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	23,088,724
3.1% 6/4/20		22,584,000	22,461,437
8.7% 11/18/19		2,958,000	3,390,282
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,001,011
KeyBank NA 6.95% 2/1/28		1,977,000	2,559,391
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,054,765
Regions Bank 7.5% 5/15/18		24,647,000	27,166,885
Wachovia Bank NA 6% 11/15/17		2,243,000	2,407,405
TOTAL BANK NOTES
(Cost $214,227,669)			216,147,931

Preferred Securities - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(e)	EUR	$3,325,000	$3,048,591
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (e)		2,887,000	2,210,746
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(e)	EUR	2,150,000	2,049,298
FINANCIALS - 1.0%
Banks - 0.8%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(e)	EUR	1,590,000	1,459,216
BAC Capital Trust XIV 4% (c)(e)		1,245,000	882,152
Banco Do Brasil SA 9% (b)(c)(e)		2,215,000	1,302,856
Bank of America Corp.:
6.1% (c)(e)		8,141,000	8,123,242
6.25% (c)(e)		5,325,000	5,314,686
6.5% (c)(e)		3,000,000	3,129,262
Barclays Bank PLC 7.625% 11/21/22		34,625,000	35,747,172
Barclays PLC:
6.625% (c)(e)		19,750,000	16,866,785
8.25% (c)(e)		5,470,000	5,286,924
BNP Paribas SA:
6.125% (c)(e)	EUR	2,245,000	2,312,653
7.375% (b)(c)(e)		3,830,000	3,589,586
Citigroup, Inc.:
5.875% (c)(e)		4,305,000	4,117,425
5.95% (c)(e)		2,285,000	2,153,503
5.95% (c)(e)		9,945,000	9,522,242
6.125% (c)(e)		6,140,000	6,160,530
6.3% (c)(e)		7,100,000	6,769,987
Credit Agricole SA:
6.625% (b)(c)(e)		18,240,000	16,299,855
6.625% (Reg. S) (c)(e)		6,710,000	5,996,273
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,710,268
Intesa Sanpaolo SpA 7% (Reg. S) (c)(e)	EUR	3,530,000	3,581,259
JPMorgan Chase & Co.:
5.3% (c)(e)		4,745,000	4,705,465
6% (c)(e)		10,420,000	10,365,610
6.1% (c)(e)		2,440,000	2,489,613
6.75% (c)(e)		8,120,000	8,650,867
Lloyds Banking Group PLC 7.5% (c)(e)		1,365,000	1,294,556
Royal Bank of Scotland Group PLC:
7.5% (c)(e)		2,285,000	2,091,174
8% (c)(e)		2,410,000	2,231,875
Societe Generale 8% (b)(c)(e)		4,055,000	3,847,445
Wells Fargo & Co. 5.875% (c)(e)		3,470,000	3,716,925
			180,719,406
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (b)(c)(e)		5,000,000	4,525,683
Deutsche Bank AG 7.5% (c)(e)		3,400,000	2,959,281
Goldman Sachs Group, Inc. 5.375% (c)(e)		3,250,000	3,149,375
			10,634,339
Consumer Finance - 0.0%
American Express Co. 4.9% (c)(e)		6,100,000	5,460,204
Diversified Financial Services - 0.1%
Credit Agricole SA 8.125% (b)(c)(e)		5,955,000	5,595,587
Magnesita Finance Ltd.:
8.625% (b)(e)		650,000	330,375
8.625% (Reg. S) (e)		200,000	101,654
			6,027,616

TOTAL FINANCIALS			202,841,565

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(e)		6,820,000	3,178,552
7.5% (Reg. S) (e)		100,000	46,607
			3,225,159
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		3,125,000	885,216
TOTAL PREFERRED SECURITIES
(Cost $233,029,091)			214,260,575
		Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (u)
(Cost $551,777,387)		551,777,387	551,777,387

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.375%	3/16/16	6,800,000	$43,771
Option on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.50%	3/16/16	13,400,000	66,382
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.375%	3/16/16	8,250,000	53,104

TOTAL PUT OPTIONS			163,257

TOTAL PURCHASED SWAPTIONS
(Cost $488,361)			163,257
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $23,209,691,213)			22,858,805,883
NET OTHER ASSETS (LIABILITIES) - (3.1)%			(684,902,381)
NET ASSETS - 100%			$22,173,903,502

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 3/1/46	$(12,700,000)	$(13,022,461)
3.5% 3/1/46	(49,800,000)	(52,183,543)
3.5% 3/1/46	(49,800,000)	(52,183,543)
3.5% 3/1/46	(23,900,000)	(25,043,909)
3.5% 3/1/46	(66,900,000)	(70,101,985)
4% 3/1/46	(12,000,000)	(12,803,437)
4% 3/1/46	(4,400,000)	(4,694,594)
4% 3/1/46	(17,700,000)	(18,885,070)
4% 3/1/46	(17,700,000)	(18,885,070)
4% 3/1/46	(8,200,000)	(8,749,015)
4% 3/1/46	(4,400,000)	(4,694,594)
4% 3/1/46	(3,800,000)	(4,054,422)
4% 3/1/46	(14,100,000)	(15,044,039)
4.5% 3/1/46	(3,300,000)	(3,584,110)

TOTAL FANNIE MAE		(303,929,792)

Freddie Mac
4% 3/1/46	(25,300,000)	(26,958,802)
4% 3/1/46	(7,600,000)	(8,098,296)

TOTAL FREDDIE MAC		(35,057,098)

Ginnie Mae
4% 3/1/46	(20,350,000)	(21,733,367)
TOTAL TBA SALE COMMITMENTS
(Proceeds $360,969,738)		$(360,720,257)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
31 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2016	2,917,062	$115,207
25 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	4,617,923	406,200
67 TME 10 Year Canadian Note Contracts (Canada)	June 2016	7,010,488	(16,455)
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2016	4,048,424	86,647
TOTAL BOND INDEX CONTRACTS			591,599
Treasury Contracts
6 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2016	783,094	544
76 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	16,609,563	(15,586)
121 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2016	14,639,109	(5,914)
27 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2016	4,442,344	(8,706)
4 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2016	564,438	54
TOTAL TREASURY CONTRACTS			(29,608)

TOTAL PURCHASED			561,991

Sold
Bond Index Contracts
19 Eurex Euro-Bobl Contracts (Germany)	March 2016	2,755,818	(17,079)
36 Eurex Euro-Bund Contracts (Germany)	March 2016	6,523,706	(172,730)
40 ICE Long Gilt Contracts (United Kingdom)	June 2016	6,787,217	(12,900)
98 ICE Medium Gilt Contracts (United Kingdom)	June 2016	15,548,384	(27,008)
TOTAL BOND INDEX CONTRACTS			(229,717)
TOTAL FUTURES CONTRACTS			$332,274

The face value of futures purchased as a percentage of Net Assets is 0.3%

The face value of futures sold as a percentage of Net Assets is 0.1%

Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/1/16	EUR	Citibank, N.A.	Buy	291,000	$316,251	$313
5/13/16	CAD	JPMorgan Chase Bank, N.A.	Sell	80,000	57,979	(1,154)
5/13/16	EUR	Citibank, N.A.	Buy	306,000	341,573	(7,933)
5/13/16	EUR	Citibank, N.A.	Buy	7,920,000	8,847,844	(212,454)
5/13/16	EUR	Citibank, N.A.	Sell	662,000	721,052	(745)
5/13/16	EUR	Citibank, N.A.	Sell	806,000	907,375	28,572
5/13/16	EUR	Citibank, N.A.	Sell	806,000	909,366	30,563
5/13/16	EUR	Citibank, N.A.	Sell	2,751,000	3,037,872	38,382
5/13/16	EUR	Goldman Sachs Bank USA	Sell	938,000	1,046,324	23,597
5/13/16	EUR	Goldman Sachs Bank USA	Sell	105,793,000	115,724,847	375,882
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	173,000	192,419	(3,792)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	234,000	258,579	(3,442)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	304,000	340,549	(9,090)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	695,000	785,030	(27,253)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	3,102,000	3,428,886	(46,691)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	4,657,000	5,136,252	(58,599)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	367,000	407,671	7,521
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	371,000	422,024	17,513
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	584,000	648,924	12,173
5/13/16	EUR	Morgan Stanley Cap. Group	Buy	352,000	390,014	(6,219)
5/13/16	GBP	Citibank, N.A.	Buy	104,000	148,768	(3,978)
5/13/16	GBP	Citibank, N.A.	Buy	104,000	150,539	(5,749)
5/13/16	GBP	Citibank, N.A.	Buy	222,000	309,408	(336)
5/13/16	GBP	Citibank, N.A.	Sell	133,000	185,048	(117)
5/13/16	GBP	Goldman Sachs Bank USA	Sell	38,219,000	54,935,991	1,726,926
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	13,850,000	115,425	(7,683)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	408,000,000	3,670,408	43,821
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,910,028

*Amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for foreign currency contracts was $172,887,937. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	$(12,376)	$27,559	$15,183
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(1,273)	(9,536)	(10,809)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(45,857)	7,161	(38,696)
TOTAL BUY PROTECTION						(59,506)	25,184	(34,322)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR 1,300,000	(173,800)	158,797	(15,003)
Deutsche Bank AG	BB+	Dec. 2020	BNP Paribas SA	1%	EUR 2,500,000	(422,695)	454,142	31,447
Pemex Project Funding Master Trust	Baa1	Sep. 2020	Barclays Bank PLC	1%	USD 3,550,000	(411,451)	153,704	(257,747)
Volkswagen Intl Finance NV	A3	Dec. 2020	BNP Paribas SA	1%	EUR 1,450,000	(68,456)	73,418	4,962
TOTAL SELL PROTECTION						(1,076,402)	840,061	(236,341)

TOTAL CREDIT DEFAULT SWAPS						$(1,135,908)	$865,245	$(270,663)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2021	USD 39,040,000	3-month LIBOR	2%	$(815,537)	$0	$(815,537)
LCH	Mar. 2026	16,700,000	3-month LIBOR	2.5%	(970,139)	0	(970,139)
LCH	Mar. 2046	4,150,000	3-month LIBOR	2.75%	(508,397)	0	(508,397)

TOTAL INTEREST RATE SWAPS					$(2,294,073)	$0	$(2,294,073)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $88,329,206.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,635,063,597 or 11.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $888,731.

 (g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $72,303.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) A portion of the security sold on a delayed delivery basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,930,957.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $38,408.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,395 or 0.0% of net assets.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $78,051 and $78,051, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Coal Acquisition LLC Class B	1/28/16	$7,395

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,069,886

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$761,080	$761,080	$--	$--
Energy	3,478,014	3,478,014	--	--
Financials	11,993,087	11,985,692	--	7,395
Materials	2,518,594	2,518,594	--	--
Telecommunication Services	326,182	291,582	--	34,600
Corporate Bonds	10,110,678,611	--	10,110,678,611	--
U.S. Government and Government Agency Obligations	4,514,998,087	--	4,514,998,087	--
U.S. Government Agency - Mortgage Securities	3,441,579,219	--	3,441,579,219	--
Asset-Backed Securities	178,533,321	--	172,858,907	5,674,414
Collateralized Mortgage Obligations	579,302,017	--	579,302,017	--
Commercial Mortgage Securities	1,280,771,293	--	1,280,144,515	626,778
Municipal Securities	439,581,213	--	439,581,213	--
Foreign Government and Government Agency Obligations	215,497,271	--	213,929,663	1,567,608
Bank Loan Obligations	1,094,659,348	--	1,083,446,514	11,212,834
Sovereign Loan Participations	1,779,396	--	--	1,779,396
Bank Notes	216,147,931	--	216,147,931	--
Preferred Securities	214,260,575	--	214,260,575	--
Money Market Funds	551,777,387	551,777,387	--	--
Purchased Swaptions	163,257	--	163,257	--
Total Investments in Securities:	$22,858,805,883	$570,812,349	$22,267,090,509	$20,903,025
Derivative Instruments:
Assets
Foreign Currency Contracts	$2,305,263	$--	$2,305,263	$--
Futures Contracts	608,652	608,652	--	--
Total Assets	$2,913,915	$608,652	$2,305,263	$--
Liabilities
Foreign Currency Contracts	$(395,235)	$--	$(395,235)	$--
Futures Contracts	(276,378)	(276,378)	--	--
Swaps	(3,429,981)	--	(3,429,981)	--
Total Liabilities	$(4,101,594)	$(276,378)	$(3,825,216)	$--
Total Derivative Instruments:	$(1,187,679)	$332,274	$(1,519,953)	$--
Other Financial Instruments:
TBA Sale Commitments	$(360,720,257)	$--	$(360,720,257)	$--
Total Other Financial Instruments:	$(360,720,257)	$--	$(360,720,257)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$163,257	$0
Swaps(b)	0	(1,135,908)
Total Credit Risk	163,257	(1,135,908)
Foreign Exchange Risk
Foreign Currency Contracts(c)	2,305,263	(395,235)
Total Foreign Exchange Risk	2,305,263	(395,235)
Interest Rate Risk
Futures Contracts(d)	608,652	(276,378)
Swaps(b)	0	(2,294,073)
Total Interest Rate Risk	608,652	(2,570,451)
Total Value of Derivatives	$3,077,172	$(4,101,594)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
United Kingdom	2.8%
Mexico	1.7%
Luxembourg	1.3%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,657,913,826)	$22,307,028,496
Fidelity Central Funds (cost $551,777,387)	551,777,387
Total Investments (cost $23,209,691,213)		$22,858,805,883
Cash		2,424,575
Foreign currency held at value (cost $4,290,734)		4,330,027
Receivable for investments sold
Regular delivery		82,299,040
Delayed delivery		32,799,001
Receivable for TBA sale commitments		360,969,738
Unrealized appreciation on foreign currency contracts		2,305,263
Receivable for fund shares sold		53,491,314
Dividends receivable		295,151
Interest receivable		175,290,569
Distributions receivable from Fidelity Central Funds		183,553
Receivable from investment adviser for expense reductions		27,855
Other receivables		101,744
Total assets		23,573,323,713
Liabilities
Payable for investments purchased
Regular delivery	$231,448,685
Delayed delivery	775,864,527
TBA sale commitments, at value	360,720,257
Unrealized depreciation on foreign currency contracts	395,235
Payable for fund shares redeemed	18,733,942
Distributions payable	2,148,733
Bi-lateral OTC swaps, at value	1,135,908
Accrued management fee	5,706,042
Distribution and service plan fees payable	408,211
Payable for daily variation margin for derivative instruments	108,317
Other affiliated payables	2,652,297
Other payables and accrued expenses	98,057
Total liabilities		1,399,420,211
Net Assets		$22,173,903,502
Net Assets consist of:
Paid in capital		$22,573,050,217
Undistributed net investment income		44,606,067
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,716,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(351,036,617)
Net Assets		$22,173,903,502
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,232,778,034 ÷ 119,443,892 shares)		$10.32
Maximum offering price per share (100/96.00 of $10.32)		$10.75
Class T:
Net Asset Value and redemption price per share ($120,999,613 ÷ 11,744,370 shares)		$10.30
Maximum offering price per share (100/96.00 of $10.30)		$10.73
Class B:
Net Asset Value and offering price per share ($2,904,799 ÷ 281,269 shares)(a)		$10.33
Class C:
Net Asset Value and offering price per share ($154,357,079 ÷ 14,951,300 shares)(a)		$10.32
Total Bond:
Net Asset Value, offering price and redemption price per share ($17,575,838,686 ÷ 1,703,613,590 shares)		$10.32
Class I:
Net Asset Value, offering price and redemption price per share ($2,417,382,970 ÷ 234,669,119 shares)		$10.30
Class Z:
Net Asset Value, offering price and redemption price per share ($669,642,321 ÷ 65,003,780 shares)		$10.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016
Investment Income
Dividends		$6,328,433
Interest		408,424,033
Income from Fidelity Central Funds		1,069,886
Total income		415,822,352
Expenses
Management fee	$33,611,155
Transfer agent fees	11,439,597
Distribution and service plan fees	2,248,396
Fund wide operations fee	4,182,789
Independent trustees' compensation	44,599
Miscellaneous	23,742
Total expenses before reductions	51,550,278
Expense reductions	(35,381)	51,514,897
Net investment income (loss)		364,307,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,284,430)
Foreign currency transactions	6,061,709
Futures contracts	(852,259)
Swaps	(4,504,413)
Total net realized gain (loss)		(42,579,393)
Change in net unrealized appreciation (depreciation) on: Investment securities	(297,829,090)
Assets and liabilities in foreign currencies	1,903,507
Futures contracts	547,006
Swaps	(452,660)
Delayed delivery commitments	596,548
Total change in net unrealized appreciation (depreciation)		(295,234,689)
Net gain (loss)		(337,814,082)
Net increase (decrease) in net assets resulting from operations		$26,493,373

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$364,307,455	$553,721,327
Net realized gain (loss)	(42,579,393)	353,243,022
Change in net unrealized appreciation (depreciation)	(295,234,689)	(782,562,955)
Net increase (decrease) in net assets resulting from operations	26,493,373	124,401,394
Distributions to shareholders from net investment income	(356,062,513)	(523,227,512)
Distributions to shareholders from net realized gain	(113,896,906)	(52,368,873)
Total distributions	(469,959,419)	(575,596,385)
Share transactions - net increase (decrease)	2,347,752,165	4,814,116,048
Total increase (decrease) in net assets	1,904,286,119	4,362,921,057
Net Assets
Beginning of period	20,269,617,383	15,906,696,326
End of period (including undistributed net investment income of $44,606,067 and undistributed net investment income of $36,361,125, respectively)	$22,173,903,502	$20,269,617,383

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.162	.287	.292	.263	.322	.381
Net realized and unrealized gain (loss)	(.157)	(.224)	.382	(.468)	.438	.187
Total from investment operations	.005	.063	.674	(.205)	.760	.568
Distributions from net investment income	(.156)	(.270)	(.275)	(.250)	(.335)	(.367)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.215)	(.303)	(.384)	(.605)	(.510)	(.578)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.48	$11.29	$11.04
Total ReturnB,C,D	.05%	.58%	6.56%	(1.94)%	7.11%	5.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.76%G	.75%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.76%G	.75%	.76%	.79%	.82%	.83%
Net investment income (loss)	3.11%G	2.69%	2.76%	2.41%	2.92%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,232,778	$852,243	$639,235	$517,259	$643,995	$1,225,165
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class T

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.28	$11.03	$11.04
Income from Investment Operations
Net investment income (loss)A	.161	.285	.290	.265	.328	.386
Net realized and unrealized gain (loss)	(.157)	(.234)	.392	(.477)	.433	.186
Total from investment operations	.004	.051	.682	(.212)	.761	.572
Distributions from net investment income	(.155)	(.268)	(.273)	(.253)	(.336)	(.371)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.214)	(.301)	(.382)	(.608)	(.511)	(.582)
Net asset value, end of period	$10.30	$10.51	$10.76	$10.46	$11.28	$11.03
Total ReturnB,C,D	.04%	.47%	6.65%	(2.01)%	7.14%	5.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.78%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%G	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.77%G	.77%	.78%	.76%	.77%	.80%
Net investment income (loss)	3.10%G	2.67%	2.74%	2.44%	2.97%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$121,000	$101,673	$57,972	$52,848	$59,896	$60,500
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class B

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.78	$10.48	$11.29	$11.04	$11.06
Income from Investment Operations
Net investment income (loss)A	.125	.213	.217	.189	.247	.307
Net realized and unrealized gain (loss)	(.156)	(.224)	.392	(.469)	.434	.177
Total from investment operations	(.031)	(.011)	.609	(.280)	.681	.484
Distributions from net investment income	(.120)	(.196)	(.200)	(.175)	(.256)	(.293)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.179)	(.229)	(.309)	(.530)	(.431)	(.504)
Net asset value, end of period	$10.33	$10.54	$10.78	$10.48	$11.29	$11.04
Total ReturnB,C,D	(.30)%	(.12)%	5.91%	(2.61)%	6.36%	4.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of fee waivers, if any	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of all reductions	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Net investment income (loss)	2.40%G	1.99%	2.04%	1.73%	2.24%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,905	$3,305	$4,460	$7,112	$11,515	$9,225
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.122	.205	.211	.185	.246	.308
Net realized and unrealized gain (loss)	(.157)	(.225)	.382	(.469)	.434	.187
Total from investment operations	(.035)	(.020)	.593	(.284)	.680	.495
Distributions from net investment income	(.116)	(.187)	(.194)	(.171)	(.255)	(.294)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.175)	(.220)	(.303)	(.526)	(.430)	(.505)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.48	$11.29	$11.04
Total ReturnB,C,D	(.33)%	(.20)%	5.75%	(2.65)%	6.34%	4.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Net investment income (loss)	2.34%G	1.92%	1.99%	1.69%	2.23%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$154,357	$139,264	$83,818	$79,711	$102,385	$63,867
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.47	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.178	.320	.326	.300	.363	.423
Net realized and unrealized gain (loss)	(.157)	(.224)	.392	(.478)	.434	.187
Total from investment operations	.021	.096	.718	(.178)	.797	.610
Distributions from net investment income	(.172)	(.303)	(.309)	(.287)	(.372)	(.409)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.231)	(.336)	(.418)	(.642)	(.547)	(.620)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.47	$11.29	$11.04
Total ReturnB,C	.20%	.88%	7.00%	(1.70)%	7.48%	5.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.42%F	2.99%	3.07%	2.75%	3.29%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$17,575,839	$17,359,294	$14,547,801	$11,526,014	$13,963,154	$11,418,458
Portfolio turnover rateG	133%F	140%H	108%	201%	155%	168%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.27	$11.02	$11.04
Income from Investment Operations
Net investment income (loss)A	.174	.313	.319	.295	.353	.413
Net realized and unrealized gain (loss)	(.156)	(.233)	.393	(.469)	.435	.178
Total from investment operations	.018	.080	.712	(.174)	.788	.591
Distributions from net investment income	(.169)	(.297)	(.303)	(.281)	(.363)	(.400)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.228)	(.330)	(.412)	(.636)	(.538)	(.611)
Net asset value, end of period	$10.30	$10.51	$10.76	$10.46	$11.27	$11.02
Total ReturnB,C	.17%	.73%	6.95%	(1.67)%	7.40%	5.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.53%	.54%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.53%	.54%
Net investment income (loss)	3.36%F	2.94%	3.02%	2.69%	3.20%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,417,383	$1,266,870	$573,410	$244,911	$596,238	$531,451
Portfolio turnover rateG	133%F	140%H	108%	201%	155%	168%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

	Six months ended February 29,	Year ended August 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.182	.234
Net realized and unrealized gain (loss)	(.157)	(.167)
Total from investment operations	.025	.067
Distributions from net investment income	(.176)	(.217)
Distributions from net realized gain	(.059)	–
Total distributions	(.235)	(.217)
Net asset value, end of period	$10.30	$10.51
Total ReturnC,D	.25%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	3.51%G	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$669,642	$546,968
Portfolio turnover rateH	133%G	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31,2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$422,427,440
Gross unrealized depreciation	(736,130,887)
Net unrealized appreciation (depreciation) on securities	$(313,703,447)
Tax cost	$23,172,509,330

At the prior fiscal period end, the Fund was required to defer approximately $1,162,429 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(391,262)	$(358,841)
Swaps	(36,731)	(45,342)
Total Credit Risk	(427,993)	(404,183)
Foreign Exchange Risk
Foreign Currency Contracts	5,600,152	1,969,409
Interest Rate Risk
Futures Contracts	(852,259)	547,006
Swaps	(4,467,682)	(407,318)
Total Interest Rate Risk	(5,319,941)	139,688
Totals(a)	$(147,782)	$1,704,914

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,069,047,106 and $1,415,069,758, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,362,492	$29,293
Class T	-%	.25%	139,119	–
Class B	.65%	.25%	13,857	10,008
Class C	.75%	.25%	732,928	238,909
			$2,248,396	$278,210

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$72,476
Class T	7,542
Class B(a)	636
Class C(a)	20,997
$101,651

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$828,712.15
Class T	93,766.17
Class B	3,173.21
Class C	125,445.17
Total Bond	8,777,263.10
Class I	1,580,032.15
Class Z	31,206.01
	$11,439,597

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,631.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,053 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,080,199.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,526.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,855.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015(a)
From net investment income
Class A	$16,423,837	$19,261,143
Class T	1,669,834	1,998,555
Class B	35,413	71,894
Class C	1,646,026	2,070,818
Total Bond	291,103,550	468,456,666
Class I	34,516,027	28,443,167
Class Z	10,667,826	2,925,269
Total	$356,062,513	$523,227,512
From net realized gain
Class A	$5,050,451	$2,146,775
Class T	600,521	193,116
Class B	17,887	13,138
Class C	809,224	303,573
Total Bond	97,033,225	47,388,889
Class I	7,167,461	2,323,382
Class Z	3,218,137	–
Total	$113,896,906	$52,368,873

 (a) Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015A	Six months ended February 29, 2016	Year ended August 31, 2015A
Class A
Shares sold	51,252,823	46,571,257	$534,268,141	$499,377,221
Reinvestment of distributions	2,007,926	1,930,629	20,847,273	20,670,065
Shares redeemed	(14,750,324)	(26,903,901)	(152,929,250)	(288,269,536)
Net increase (decrease)	38,510,425	21,597,985	$402,186,164	$231,777,750
Class T
Shares sold	3,593,739	6,974,914	$37,240,034	$74,605,782
Reinvestment of distributions	214,353	199,988	2,224,003	2,136,905
Shares redeemed	(1,735,591)	(2,893,126)	(17,960,063)	(30,963,185)
Net increase (decrease)	2,072,501	4,281,776	$21,503,974	$45,779,502
Class B
Shares sold	36,305	54,717	$375,454	$586,026
Reinvestment of distributions	4,206	6,657	43,768	71,357
Shares redeemed	(72,951)	(161,541)	(758,003)	(1,731,933)
Net increase (decrease)	(32,440)	(100,167)	$(338,781)	$(1,074,550)
Class C
Shares sold	3,693,344	8,235,348	$38,320,203	$88,316,556
Reinvestment of distributions	210,068	196,619	2,184,738	2,104,956
Shares redeemed	(2,175,659)	(2,989,581)	(22,551,999)	(31,990,728)
Net increase (decrease)	1,727,753	5,442,386	$17,952,942	$58,430,784
Total Bond
Shares sold	259,873,499	1,119,099,210	$2,699,439,818	$12,023,173,893
Reinvestment of distributions	35,833,546	46,138,120	372,225,501	493,997,692
Shares redeemed	(241,070,841)	(866,846,007)	(2,495,510,114)	(9,307,894,830)
Net increase (decrease)	54,636,204	298,391,323	$576,155,205	$3,209,276,755
Class I
Shares sold	147,577,010	96,458,549	$1,541,326,029	$1,031,052,872
Reinvestment of distributions	3,807,778	2,698,883	39,419,258	28,838,468
Shares redeemed	(37,237,478)	(31,950,235)	(385,659,059)	(340,167,664)
Net increase (decrease)	114,147,310	67,207,197	$1,195,086,228	$719,723,676
Class Z
Shares sold	16,453,978	56,087,638	$170,976,873	$592,975,149
Reinvestment of distributions	1,339,083	276,639	13,885,807	2,920,079
Shares redeemed	(4,821,352)	(4,332,206)	(49,656,247)	(45,693,097)
Net increase (decrease)	12,971,709	52,032,071	$135,206,433	$550,202,131

 A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period- September 1, 2015 to February 29, 2016B
Class A	.76%
Actual		$1,000.00	$1,000.50	$3.78
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class T	.77%
Actual		$1,000.00	$1,000.40	$3.83
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.46%
Actual		$1,000.00	$997.00	$7.25
Hypothetical-C		$1,000.00	$1,017.60	$7.32
Class C	1.53%
Actual		$1,000.00	$996.70	$7.60
Hypothetical-C		$1,000.00	$1,017.26	$7.67
Total Bond	.45%
Actual		$1,000.00	$1,002.00	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,001.70	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51
Class Z	.36%
Actual		$1,000.00	$1,002.50	$1.79
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2014.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ATB-SANN-0416
1.804578.111

Fidelity Advisor® Total Bond Fund - Class I Semi-Annual Report February 29, 2016 Class I is a class of Fidelity® Total Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	36.7%
AAA	2.5%
AA	2.4%
A	10.7%
BBB	27.0%
BB and Below	18.7%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.9%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	33.4%
AAA	3.1%
AA	2.3%
A	13.0%
BBB	25.4%
BB and Below	16.8%
Not Rated	1.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	7.8	7.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.1	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	45.6%
U.S. Government and U.S. Government Agency Obligations	36.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	6.0%
Municipal Bonds	2.0%
Stocks	0.1%
Other Investments	7.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 12.6%

 ** Futures and Swaps - (0.2)%

As of August 31, 2015*,**
Corporate Bonds	44.2%
U.S. Government and U.S. Government Agency Obligations	33.4%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	7.1%
Municipal Bonds	1.5%
Stocks	0.1%
Other Investments	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 11.4%

 ** Futures and Swaps - (0.3)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.6%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,121,125
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(c)		760,000	805,600
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,660,000	2,646,700
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	443,213
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		4,410,000	4,211,550
			11,228,188
Automobiles - 1.3%
Daimler Finance North America LLC 1.45% 8/1/16 (b)		7,526,000	7,527,340
General Motors Co.:
3.5% 10/2/18		9,215,000	9,241,724
5.2% 4/1/45		4,250,000	3,672,247
6.25% 10/2/43		1,543,000	1,510,040
6.6% 4/1/36		9,383,000	9,644,420
6.75% 4/1/46		15,744,000	16,460,950
General Motors Financial Co., Inc.:
2.4% 4/10/18		25,372,000	24,926,671
2.625% 7/10/17		2,955,000	2,942,687
3% 9/25/17		6,726,000	6,731,932
3.15% 1/15/20		27,252,000	26,629,537
3.2% 7/13/20		20,200,000	19,526,734
3.25% 5/15/18		4,810,000	4,797,451
3.5% 7/10/19		10,761,000	10,759,547
4% 1/15/25		18,085,000	16,755,771
4.2% 3/1/21		26,269,000	26,308,430
4.25% 5/15/23		5,420,000	5,285,042
4.375% 9/25/21		47,963,000	48,241,713
4.75% 8/15/17		5,050,000	5,175,326
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (b)		33,222,000	32,186,271
			278,323,833
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	3,732,400
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,222,410
4.25% 6/15/23		8,466,000	8,977,160
			10,199,570
Hotels, Restaurants & Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		5,650,000	4,294,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		4,325,000	3,395,125
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,067,000
FelCor Lodging LP 5.625% 3/1/23		135,000	137,363
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		2,515,000	2,401,825
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,743,688
3.7% 1/30/26		9,591,000	10,010,971
4.7% 12/9/35		4,951,000	5,124,884
4.875% 12/9/45		7,770,000	8,164,646
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	12,398,136
NCL Corp. Ltd. 4.625% 11/15/20 (b)		4,910,000	4,774,975
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,727,225
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	538,650
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	5,027,400
7% 1/1/22 (b)		7,445,000	7,240,263
10% 12/1/22		10,060,000	7,897,100
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,331,575
Times Square Hotel Trust 8.528% 8/1/26 (b)		719,925	847,993
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,900,000	2,641,032
Wynn Macau Ltd. 5.25% 10/15/21 (b)		21,550,000	19,879,875
			105,643,726
Household Durables - 0.2%
Calatlantic Group, Inc. 5.875% 11/15/24		1,775,000	1,859,313
Lennar Corp.:
4.75% 4/1/21		4,845,000	4,869,225
4.875% 12/15/23		3,435,000	3,349,125
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,126,388
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,866,900
PulteGroup, Inc. 4.25% 3/1/21		3,635,000	3,653,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,015,713
8.25% 2/15/21 (c)		3,885,000	3,817,013
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,375,400
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	550,050
5.875% 6/15/24		415,000	394,250
William Lyon Homes, Inc.:
5.75% 4/15/19		6,175,000	5,619,250
7% 8/15/22		12,090,000	11,062,350
			45,558,152
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25		5,000,000	4,775,000
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,052,112
6.15% 2/15/41		23,838,000	25,701,178
7.75% 12/1/45		3,932,000	4,956,038
Altice SA:
5.375% 7/15/23 (b)		2,560,000	2,592,000
7.625% 2/15/25 (b)		10,255,000	9,383,325
7.75% 5/15/22 (b)		30,945,000	29,939,288
7.75% 7/15/25 (b)		1,795,000	1,664,863
7.75% 7/15/25 (b)		1,610,000	1,501,325
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		855,000	754,538
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	607,110
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,168,025
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,121,525
5.125% 5/1/23 (b)		4,370,000	4,337,225
5.875% 4/1/24 (b)		4,895,000	4,999,019
5.875% 5/1/27 (b)		7,115,000	7,115,000
CCOH Safari LLC 5.75% 2/15/26 (b)		3,370,000	3,378,863
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		845,000	827,044
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	20,739,517
4.908% 7/23/25 (b)		20,419,000	20,900,092
6.484% 10/23/45 (b)		20,419,000	21,448,261
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,625,600
6.875% 6/15/18		2,270,000	1,271,200
9% 12/15/19		5,100,000	3,595,500
10% 1/15/18		4,260,000	1,363,200
Cogeco Communications, Inc. 4.875% 5/1/20 (b)		2,335,000	2,358,350
Columbus International, Inc. 7.375% 3/30/21 (b)		19,274,000	20,006,412
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,431,408
4.6% 8/15/45		33,362,000	35,258,029
4.95% 6/15/16		2,344,000	2,372,027
6.45% 3/15/37		2,196,000	2,777,275
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,348,375
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,649,267
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,643,204
6.35% 6/1/40		6,392,000	6,153,061
DISH DBS Corp.:
5.125% 5/1/20		4,495,000	4,450,050
5.875% 11/15/24		6,760,000	6,074,198
6.75% 6/1/21		2,000,000	2,037,500
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,537,900
4.875% 4/11/22 (b)		565,000	508,500
Grupo Televisa SA de CV:
4.625% 1/30/26		300,000	304,819
6.125% 1/31/46		515,000	502,558
6.625% 3/18/25		790,000	911,052
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	1,778,700
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		6,521,000	7,091,588
MDC Partners, Inc. 6.75% 4/1/20 (b)		4,985,000	5,072,238
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,920,000	15,601,600
Myriad International Holding BV:
5.5% 7/21/25 (b)		770,000	747,454
6% 7/18/20 (b)		515,000	553,656
National CineMedia LLC 6% 4/15/22		1,750,000	1,820,000
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,073,497
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,031,171	2,560,493
Numericable Group SA:
4.875% 5/15/19 (b)		2,352,000	2,350,824
6% 5/15/22 (b)		2,550,000	2,524,500
6.25% 5/15/24 (b)		1,490,000	1,452,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,408,900
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	5,050,000	5,660,770
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,677,384
3.85% 9/29/24		11,394,000	11,648,895
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,676,072
4.5% 9/15/42		50,098,000	40,940,086
5.5% 9/1/41		12,973,000	11,549,875
5.85% 5/1/17		3,419,000	3,550,262
5.875% 11/15/40		16,544,000	15,393,315
6.55% 5/1/37		38,302,000	38,585,780
6.75% 7/1/18		13,763,000	14,997,472
7.3% 7/1/38		38,728,000	40,869,930
8.25% 4/1/19		24,391,000	27,887,547
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,306,502
6.2% 3/15/40		11,792,000	12,512,739
6.5% 11/15/36		9,243,000	9,954,785
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	1,701,000
7.625% 9/18/20 (Reg S.)		575,000	345,000
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	2,977,500
5.125% 2/15/25 (b)		2,805,000	2,745,394
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,470,789
Virgin Media Secured Finance PLC 5.5% 1/15/25 (b)		2,500,000	2,518,750
VTR Finance BV 6.875% 1/15/24 (b)		2,230,000	2,096,200
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		224,675	210,970
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		3,025,000	2,881,313
WMG Acquisition Corp.:
6% 1/15/21 (b)		1,585,000	1,608,775
6.75% 4/15/22 (b)		6,906,000	6,370,785
			656,539,923
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20		24,910,000	22,792,650
7.4% 4/1/37		8,835,000	6,758,775
8.125% 10/1/19		4,705,000	4,763,813
			34,315,238
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35 (b)		2,175,000	2,310,938
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,612,400
			6,923,338

TOTAL CONSUMER DISCRETIONARY			1,157,239,368

CONSUMER STAPLES - 3.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		39,422,000	40,123,357
3.3% 2/1/23		42,459,000	43,647,088
3.65% 2/1/26		1,500,000	1,547,087
4.7% 2/1/36		40,200,000	42,153,358
4.9% 2/1/46		45,974,000	49,279,669
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,444,252
4.25% 5/1/23		5,205,000	5,393,681
6% 5/1/22		21,795,000	24,519,375
Heineken NV 1.4% 10/1/17 (b)		7,323,000	7,320,554
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	10,731,804
			227,160,225
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,794,459
2.25% 12/5/18		8,524,000	8,612,275
2.8% 7/20/20		15,202,000	15,567,654
3.5% 7/20/22		8,944,000	9,342,214
4% 12/5/23		8,525,000	9,205,244
ESAL GmbH 6.25% 2/5/23 (b)		20,310,000	17,365,050
Minerva Luxembourg SA:
7.75% 1/31/23 (b)		12,999,000	12,290,555
7.75% 1/31/23 (Reg. S)		1,705,000	1,612,078
SUPERVALU, Inc. 7.75% 11/15/22		1,300,000	1,014,000
Tesco PLC:
5% 3/24/23	GBP	2,850,000	3,829,387
6.125% 2/24/22	GBP	750,000	1,081,600
6.15% 11/15/37 (b)		4,465,000	3,753,467
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,910,138
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,751,241
2.7% 11/18/19		8,473,000	8,519,280
3.3% 11/18/21		10,050,000	10,118,119
			126,766,761
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,607,090
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,100,000	2,168,250
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	650,969
JBS Investments GmbH:
7.25% 4/3/24 (b)		18,090,000	15,873,975
7.75% 10/28/20 (b)		7,470,000	7,189,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,155,000	993,300
5.875% 7/15/24 (b)		6,410,000	5,672,850
7.25% 6/1/21 (b)		2,200,000	2,128,500
7.25% 6/1/21 (b)		2,730,000	2,641,275
8.25% 2/1/20 (b)		1,510,000	1,514,530
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		575,000	641,844
			44,082,458
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		4,800,000	4,752,000
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,240,000	1,277,200
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,619,123
4% 1/31/24		6,408,000	6,889,331
4.25% 8/9/42		9,573,000	9,131,311
4.75% 5/5/21		7,000,000	7,749,329
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,956,184
2.05% 7/20/18 (b)		8,743,000	8,700,955
2.95% 7/21/20 (b)		20,000,000	20,285,660
3.75% 7/21/22 (b)		20,300,000	20,837,503
4.25% 7/21/25 (b)		21,467,000	22,346,804
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,436,650
3.25% 6/12/20		3,274,000	3,404,891
4% 6/12/22		11,386,000	12,292,360
4.45% 6/12/25		44,787,000	48,642,265
5.7% 8/15/35		4,237,000	4,783,916
5.85% 8/15/45		35,690,000	41,896,348
6.15% 9/15/43		4,511,000	5,346,329
6.75% 6/15/17		3,719,000	3,992,272
7.25% 6/15/37		5,056,000	6,337,757
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,901,200
			266,550,188

TOTAL CONSUMER STAPLES			670,588,832

ENERGY - 6.6%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	7,690,880
5.35% 3/15/20 (b)		8,816,000	6,638,959
5.85% 5/21/43 (b)(c)		6,758,000	3,581,740
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		14,383,000	13,413,744
6.5% 4/1/20		738,000	744,838
Ensco PLC:
5.2% 3/15/25		7,885,000	4,021,350
5.75% 10/1/44		7,801,000	3,674,271
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,094,525
6% 10/1/22		995,000	651,725
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	2,882,600
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	2,863,350
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,267,048
4.85% 11/15/35		8,550,000	7,473,452
5% 11/15/45		11,714,000	10,381,158
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,345,000	672,500
5.875% 4/1/20		1,850,000	962,000
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	949,600
5.95% 4/1/25		7,570,000	3,824,440
6.95% 4/1/45		7,307,000	3,361,220
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		2,790,000	753,300
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,225,661
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		675,000	568,672
Transocean, Inc.:
3% 10/15/17 (c)		1,000,000	900,000
5.55% 12/15/16 (c)		7,572,000	7,496,280
			96,093,313
Oil, Gas & Consumable Fuels - 6.2%
Afren PLC:
6.625% 12/9/20 (b)(d)		1,341,775	2,684
10.25% 4/8/19 (Reg. S) (d)		2,024,860	4,050
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(c)		4,328,000	1,027,900
Anadarko Petroleum Corp. 6.375% 9/15/17		23,752,000	24,132,745
Antero Resources Corp.:
5.125% 12/1/22		9,310,000	7,936,775
5.625% 6/1/23 (b)		4,310,000	3,685,050
Antero Resources Finance Corp. 5.375% 11/1/21		1,220,000	1,055,300
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,654,714
2.315% 2/13/20		37,777,000	37,001,778
3.535% 11/4/24		15,450,000	14,765,998
3.814% 2/10/24		21,032,000	20,896,091
4.5% 10/1/20		5,954,000	6,292,854
4.742% 3/11/21		8,800,000	9,380,052
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,528,199
3.9% 2/1/25		24,997,000	19,395,822
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	14,936,569
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	189,000
6.125% 2/15/21		1,750,000	367,500
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,350,000	1,228,500
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,145,000	3,834,125
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)		3,149,000	3,021,258
3.3% 6/1/20 (b)		15,490,000	14,504,635
4.5% 6/1/25 (b)		4,707,000	4,280,075
5.8% 6/1/45 (b)		5,906,000	4,998,437
Concho Resources, Inc. 5.5% 4/1/23		1,585,000	1,474,050
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,059,125
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,220,088
8% 4/1/23		2,710,000	1,815,700
Consolidated Energy Finance SA 6.75% 10/15/19 (b)		5,687,000	4,919,255
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,060,000	932,800
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,407,060
2.7% 4/1/19		14,993,000	12,296,599
3.875% 3/15/23		5,532,000	3,986,016
Denbury Resources, Inc. 5.5% 5/1/22		6,550,000	2,046,875
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	7,425,664
EDC Finance Ltd. 4.875% 4/17/20 (b)		4,420,000	4,012,034
El Paso Corp. 6.5% 9/15/20		16,140,000	16,304,160
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,179,705
Empresa Nacional de Petroleo:
4.375% 10/30/24 (b)		9,045,000	8,756,112
4.75% 12/6/21 (b)		280,000	287,911
Enable Midstream Partners LP:
2.4% 5/15/19		4,028,000	3,103,143
3.9% 5/15/24		4,249,000	2,714,384
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	11,796,229
4.375% 10/15/20		11,319,000	10,471,580
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		11,735,000	9,974,750
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	1,668,550
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,875,277
3.75% 2/15/25		9,982,000	9,466,919
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		4,590,000	1,239,300
9.375% 5/1/20		15,425,000	4,511,813
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	3,665,650
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (b)		1,225,000	1,212,138
6.875% 5/16/17 (Reg. S)		200,000	197,900
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	1,644,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		710,000	454,400
7% 6/15/23		6,755,000	4,390,750
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)		221,000	223,574
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	3,886,838
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		1,305,000	887,400
5.75% 10/1/25 (b)		2,135,000	1,451,800
Indo Energy Finance BV 7% 5/7/18 (b)		400,000	192,734
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		5,150,000	1,673,750
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		9,543,000	8,606,498
3.95% 9/1/22		9,338,000	8,442,448
4.25% 9/1/24		3,263,000	2,825,768
5.5% 3/1/44		42,953,000	35,052,784
Kinder Morgan, Inc.:
2% 12/1/17		5,467,000	5,220,985
5.05% 2/15/46		4,854,000	3,717,528
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		450,000	347,625
7.875% 8/1/21 (b)		845,000	652,763
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,190,295
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,312,958
MPLX LP 4% 2/15/25		2,532,000	1,920,395
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,152,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,347,750
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,480,000	1,934,896
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		6,806,000	782,690
Pan American Energy LLC 7.875% 5/7/21 (b)		1,518,000	1,472,460
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,700,000	3,006,250
Pemex Project Funding Master Trust 6.625% 6/15/35		3,935,000	3,555,273
Petro-Canada 6.05% 5/15/18		3,850,000	3,938,800
Petrobras Global Finance BV:
2.75% 1/15/18	EUR	7,600,000	7,027,494
2.762% 1/15/19 (c)		3,100,000	2,332,750
3% 1/15/19		5,743,000	4,551,328
3.25% 3/17/17		26,028,000	25,221,132
4.375% 5/20/23		20,096,000	13,695,424
4.875% 3/17/20		38,750,000	29,647,625
5.625% 5/20/43		18,504,000	10,749,899
6.25% 3/17/24		21,380,000	15,614,242
7.25% 3/17/44		640,000	416,960
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	33,566,250
5.75% 1/20/20		13,725,000	10,980,000
5.875% 3/1/18		4,785,000	4,488,569
6.875% 1/20/40		4,495,000	2,820,613
7.875% 3/15/19		10,517,000	9,491,593
Petroleos de Venezuela SA:
5.375% 4/12/27		2,050,000	640,830
5.5% 4/12/37		655,000	203,050
6% 5/16/24 (b)		2,085,000	641,138
6% 11/15/26 (b)		1,755,000	550,193
8.5% 11/2/17 (b)		16,993,333	8,369,217
9.75% 5/17/35 (b)		3,700,000	1,369,000
12.75% 2/17/22 (b)		2,395,000	1,023,863
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,726,787
3.5% 7/18/18		14,963,000	14,850,778
3.5% 7/23/20 (b)		13,960,000	13,157,300
3.5% 1/30/23		12,689,000	10,982,330
4.5% 1/23/26 (b)		46,043,000	40,978,270
4.875% 1/24/22		11,642,000	11,170,499
4.875% 1/18/24		13,872,000	12,863,506
5.5% 2/4/19 (b)		1,105,000	1,142,570
5.5% 1/21/21		12,069,000	12,187,276
5.5% 6/27/44 (b)		1,390,000	1,067,937
5.5% 6/27/44		34,804,000	26,739,913
5.625% 1/23/46 (b)		35,710,000	27,719,888
6% 3/5/20		6,145,000	6,320,133
6.375% 2/4/21 (b)		785,000	816,204
6.375% 1/23/45		29,382,000	25,487,416
6.5% 6/2/41		27,997,000	24,463,779
6.625% (b)(e)		5,845,000	4,895,188
6.875% 8/4/26 (b)		41,150,000	42,610,825
8% 5/3/19		8,600,000	9,395,500
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	12,869,300
4.875% 11/15/44		34,230,000	30,815,044
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,221,439
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	4,297,530
6.125% 1/15/17		6,185,000	6,185,000
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	584,834
5.25% 5/23/21 (b)		815,000	823,349
6% 5/3/42 (b)		395,000	328,264
6.5% 5/27/41 (b)		2,250,000	1,988,345
Rice Energy, Inc.:
6.25% 5/1/22		12,665,000	10,258,650
7.25% 5/1/23		3,830,000	3,064,000
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		6,815,000	6,504,066
5.625% 3/1/25		12,415,000	11,266,613
5.75% 5/15/24		7,045,000	6,485,768
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,484,760
4.375% 5/11/45		20,000,000	18,553,500
Sibur Securities Ltd. 3.914% 1/31/18 (b)		1,445,000	1,418,698
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,836,323
SM Energy Co. 6.5% 11/15/21		1,205,000	542,250
Southwestern Energy Co.:
3.3% 1/23/18		17,949,000	12,923,280
4.05% 1/23/20		69,462,000	44,802,990
4.95% 1/23/25		34,312,000	19,729,400
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	307,593
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,722,476
2.95% 9/25/18		1,960,000	1,929,681
4.6% 6/15/21		2,694,000	2,753,449
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (b)		3,405,000	3,251,775
6.375% 4/1/23 (b)		3,035,000	2,883,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		2,000,000	1,916,240
6.75% 3/15/24 (b)		3,590,000	3,042,525
Teekay Corp. 8.5% 1/15/20 (b)		1,955,000	1,231,650
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	5,174,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)		220,000	205,700
5.875% 10/1/20		255,000	239,700
6.125% 10/15/21		735,000	676,200
6.25% 10/15/22 (b)		1,940,000	1,784,800
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	7,977,200
4.55% 6/24/24		83,904,000	62,928,000
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		200,000	198,000
9.625% 5/14/20 (b)		3,492,567	3,571,150
Western Gas Partners LP 5.375% 6/1/21		16,424,000	14,030,005
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	1,789,250
Western Refining, Inc. 6.25% 4/1/21		4,085,000	3,268,000
Whiting Petroleum Corp. 5% 3/15/19		5,875,000	2,908,125
Williams Partners LP:
3.9% 1/15/25		26,667,000	19,866,328
4% 9/15/25		3,000,000	2,283,243
4.125% 11/15/20		2,399,000	1,968,943
4.3% 3/4/24		40,932,000	31,996,012
WPX Energy, Inc. 7.5% 8/1/20		4,070,000	2,564,100
YPF SA:
8.5% 7/28/25 (b)		1,710,000	1,663,830
8.75% 4/4/24 (b)		3,945,000	3,876,357
8.875% 12/19/18 (b)		2,330,000	2,418,540
8.875% 12/19/18 (Reg. S)		2,150,000	2,231,700
Zhaikmunai International BV 7.125% 11/13/19 (b)		3,040,000	2,371,200
			1,361,417,704

TOTAL ENERGY			1,457,511,017

FINANCIALS - 18.8%
Banks - 7.6%
ABN AMRO Bank NV 2.875% 1/18/28 (Reg. S) (c)	EUR	5,600,000	6,100,976
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,583,910
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		715,271	750,140
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	410,119
Banco Hipotecario SA 9.75% 11/30/20 (b)		750,000	794,063
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)		10,570,000	10,543,575
4% 4/14/19 (b)		12,355,000	11,366,600
5.5% 7/12/20 (b)		570,000	530,100
5.75% 9/26/23 (b)		11,110,000	9,693,475
6.369% 6/16/18 (b)		13,935,000	14,011,643
6.5% 6/10/19 (Reg. S)		1,000,000	989,700
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (b)		8,770,000	8,821,129
1.375% 9/27/17 (Reg. S)		2,720,000	2,735,858
Bank of America Corp.:
2% 1/11/18		50,000,000	49,824,700
2.25% 4/21/20		66,694,000	65,368,057
2.6% 1/15/19		8,068,000	8,106,129
3.3% 1/11/23		2,337,000	2,335,808
3.875% 3/22/17		25,777,000	26,367,628
3.875% 8/1/25		11,647,000	11,953,339
3.95% 4/21/25		27,638,000	26,759,581
4% 1/22/25		5,734,000	5,577,244
4.1% 7/24/23		11,481,000	11,955,625
4.2% 8/26/24		40,532,000	40,579,058
4.25% 10/22/26		14,724,000	14,584,858
4.45% 3/3/26		20,559,000	20,559,000
5.65% 5/1/18		8,780,000	9,372,940
5.75% 12/1/17		21,955,000	23,284,265
5.875% 1/5/21		6,530,000	7,369,307
6.5% 8/1/16		9,000,000	9,195,615
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	3,050,000	3,150,831
10% 7/30/16	EUR	1,000,000	1,106,230
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		605,000	522,466
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	6,333,920
7.75% 4/10/23 (c)		2,500,000	2,532,968
Barclays PLC:
2.75% 11/8/19		12,249,000	12,028,273
3.25% 1/12/21		21,116,000	20,357,640
4.375% 1/12/26		25,086,000	24,208,667
BBVA Bancomer SA 7.25% 4/22/20 (b)		450,000	481,500
BBVA Colombia SA 4.875% 4/21/25 (b)		390,000	354,900
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		300,000	252,060
BPCE SA 5.7% 10/22/23 (b)		6,850,000	7,047,349
Capital One NA 2.95% 7/23/21		18,827,000	18,674,219
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,169,332
1.7% 4/27/18		120,000,000	118,724,280
1.8% 2/5/18		33,287,000	33,065,508
1.85% 11/24/17		33,365,000	33,257,698
2.4% 2/18/20		60,588,000	60,050,827
2.5% 7/29/19		46,387,000	46,498,885
2.65% 10/26/20		20,000,000	19,972,900
4.05% 7/30/22		5,303,000	5,404,261
4.4% 6/10/25		40,790,000	40,671,138
4.45% 9/29/27		10,000,000	9,840,480
5.5% 9/13/25		4,478,000	4,797,416
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		13,462,000	13,785,236
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,712,030
Credit Suisse AG 6% 2/15/18		18,058,000	19,117,987
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	18,812,246
3.75% 3/26/25		19,450,000	18,374,182
3.8% 9/15/22		30,700,000	30,087,750
Discover Bank:
4.2% 8/8/23		17,852,000	18,137,561
7% 4/15/20		2,030,000	2,288,874
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,207,133
Fifth Third Bancorp:
4.5% 6/1/18		798,000	839,788
8.25% 3/1/38		4,667,000	6,572,195
Finansbank A/S 6.25% 4/30/19 (b)		900,000	936,990
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		2,200,000	2,259,576
7.75% 7/5/17 (Reg. S)		350,000	359,478
GTB Finance BV 6% 11/8/18 (b)		3,505,000	3,172,376
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,523,906
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,094,804
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,067,172
HSBK BV:
7.25% 5/3/17 (b)		2,825,000	2,854,437
7.25% 5/3/17 (Reg. S)		250,000	252,605
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,382,934
Industrial Senior Trust 5.5% 11/1/22 (b)		220,000	201,850
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		1,050,000	928,095
Intesa Sanpaolo SpA:
3.875% 1/16/18		5,740,000	5,820,934
5.71% 1/15/26 (b)		28,396,000	27,056,277
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,522,250
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,694,600
5.5% 8/6/22 (b)		1,155,000	1,084,256
6.2% 12/21/21 (Reg. S)		980,000	967,750
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,518,396
2% 8/15/17		11,000,000	11,050,226
2.2% 10/22/19		7,268,000	7,263,843
2.25% 1/23/20		40,000,000	39,911,200
2.35% 1/28/19		6,857,000	6,925,008
3.25% 9/23/22		18,423,000	18,723,221
3.875% 9/10/24		39,644,000	39,835,837
4.125% 12/15/26		50,896,000	51,635,264
4.25% 10/15/20		6,995,000	7,479,138
4.35% 8/15/21		20,267,000	21,974,697
4.5% 1/24/22		22,046,000	23,888,737
4.625% 5/10/21		6,879,000	7,515,858
4.95% 3/25/20		22,079,000	24,048,690
KeyBank NA 5.45% 3/3/16		3,939,000	3,939,000
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,105,000	1,095,331
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,056,546
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,083,907
Regions Bank 6.45% 6/26/37		24,618,000	29,507,652
Regions Financial Corp. 2% 5/15/18		13,127,000	13,010,603
Royal Bank of Canada 4.65% 1/27/26		21,308,000	21,492,804
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	61,306,995
6% 12/19/23		25,897,000	26,161,616
6.1% 6/10/23		31,961,000	32,360,513
6.125% 12/15/22		42,557,000	44,671,062
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	2,500,000	2,942,536
RSHB Capital SA 5.298% 12/27/17 (b)		1,225,000	1,225,000
SB Capital SA 5.5% 2/26/24 (b)(c)		2,285,000	2,012,431
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		980,000	974,042
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (b)(c)		645,000	624,844
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,089,358
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,064,804
3.676% 6/15/16		4,301,000	4,336,672
4.48% 1/16/24		4,804,000	5,106,205
Zenith Bank PLC 6.25% 4/22/19 (b)		4,120,000	3,636,230
			1,688,611,728
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,702,736
4.25% 2/15/24		12,758,000	13,146,979
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		10,140,000	10,368,150
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,422,475
Deutsche Bank AG 4.5% 4/1/25		80,571,000	68,294,719
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	36,846,628
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,992,608
2.55% 10/23/19		33,080,000	33,139,941
2.625% 1/31/19		50,400,000	50,783,242
2.9% 7/19/18		17,494,000	17,738,601
4.25% 10/21/25		20,000,000	19,902,060
5.25% 7/27/21		17,105,000	18,974,149
5.625% 1/15/17		3,200,000	3,305,398
5.95% 1/18/18		4,975,000	5,304,773
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,415,961
6.85% 6/15/17		1,263,000	1,327,918
Morgan Stanley:
1.875% 1/5/18		16,953,000	16,910,770
2.125% 4/25/18		12,586,000	12,582,363
2.8% 6/16/20		30,000,000	30,110,730
3.7% 10/23/24		24,714,000	25,039,656
4.35% 9/8/26		30,000,000	29,887,800
4.875% 11/1/22		26,240,000	27,665,436
5% 11/24/25		3,189,000	3,356,183
5.45% 1/9/17		13,970,000	14,429,306
5.5% 1/26/20		88,000,000	96,696,248
5.625% 9/23/19		12,714,000	13,953,462
5.75% 1/25/21		19,879,000	22,343,897
6.625% 4/1/18		16,118,000	17,547,763
UBS AG 7.625% 8/17/22		1,500,000	1,672,665
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,611,114
1.8% 3/26/18		24,142,000	24,155,133
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	18,784,556
			719,413,420
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,036,344
4.5% 5/15/21		2,800,000	2,821,000
4.625% 7/1/22		2,685,000	2,688,356
Ally Financial, Inc. 5.75% 11/20/25		1,455,000	1,411,350
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,549,989
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		840,000	819,000
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,551,047
3.95% 11/6/24		9,738,000	9,534,369
5.2% 4/27/22		12,545,000	13,191,946
6.45% 6/12/17		10,366,000	10,870,824
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,198,110
1.7% 5/9/16		19,473,000	19,488,150
1.724% 12/6/17		18,742,000	18,486,434
2.24% 6/15/18		19,162,000	18,884,956
2.597% 11/4/19		52,209,000	51,437,873
2.875% 10/1/18		13,000,000	13,006,669
General Electric Capital Corp.:
4.625% 1/7/21		5,577,000	6,232,208
4.65% 10/17/21		1,540,000	1,743,744
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,542,412
1.875% 8/9/16 (b)		2,974,000	2,980,231
2.125% 10/2/17 (b)		18,524,000	18,538,986
2.875% 8/9/18 (b)		5,276,000	5,315,649
Navient Corp.:
5% 10/26/20		915,000	807,488
5.875% 3/25/21		2,250,000	1,974,375
5.875% 10/25/24		6,255,000	5,066,550
SLM Corp.:
4.875% 6/17/19		2,160,000	2,052,000
5.5% 1/15/19		2,025,000	2,004,750
5.5% 1/25/23		6,135,000	5,076,713
6.125% 3/25/24		2,250,000	1,883,025
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,304,540
3% 8/15/19		4,907,000	4,914,856
3.75% 8/15/21		7,409,000	7,450,624
4.25% 8/15/24		7,458,000	7,465,421
			300,329,989
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.85% 2/1/25		14,325,000	12,502,273
3.875% 8/15/22		11,641,000	10,825,839
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,150,000	724,500
GE Capital International Funding Co.:
0.964% 4/15/16 (b)		34,264,000	34,270,133
2.342% 11/15/20 (b)		20,180,000	20,384,464
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,665,000	2,471,788
5.875% 2/1/22		18,611,000	16,238,098
6% 8/1/20		4,745,000	4,412,850
ILFC E-Capital Trust I 4.49% 12/21/65 (b)(c)		11,760,000	9,055,200
ILFC E-Capital Trust II 4.74% 12/21/65 (b)(c)		4,765,000	3,680,963
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,528,302
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,596,094
3.75% 12/1/25		11,601,000	11,945,998
MSCI, Inc. 5.25% 11/15/24 (b)		4,420,000	4,674,150
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,485,000	3,310,750
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		560,000	529,200
7.75% 1/27/18		1,050,000	1,050,651
			171,201,253
Insurance - 2.1%
ACE INA Holdings, Inc.:
2.875% 11/3/22		11,752,000	11,962,173
3.35% 5/3/26		9,473,000	9,698,704
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,567,501
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		11,340,000	10,206,000
Allianz SE 2.241% 7/7/45 (Reg. S) (c)	EUR	2,900,000	2,928,322
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,408,524
3.3% 3/1/21		9,614,000	9,720,090
3.875% 1/15/35		19,041,000	16,100,289
4.875% 6/1/22		18,193,000	19,412,131
5.6% 10/18/16		10,702,000	10,998,135
Aon Corp.:
3.125% 5/27/16		11,274,000	11,326,988
5% 9/30/20		3,854,000	4,251,914
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		5,600,000	5,705,862
Assicurazioni Generali SpA:
5.5% 10/27/47 (Reg. S) (c)	EUR	2,850,000	3,030,614
7.75% 12/12/42 (c)	EUR	2,700,000	3,374,103
Aviva PLC 6.625% 6/3/41 (c)	GBP	4,150,000	6,049,050
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (c)		1,600,000	1,568,000
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	12,896,561
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)		1,859,000	1,821,820
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,377,830
5.375% 3/15/17		194,000	201,039
HUB International Ltd. 9.25% 2/15/21 (b)		1,065,000	1,088,963
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	1,700,000	2,313,995
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,639,171
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,790,563
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)		30,523,000	28,183,565
5.375% 12/1/41 (b)		1,731,000	1,900,271
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	2,988,252
3.048% 12/15/22 (c)		12,433,000	12,409,527
4.368% 9/15/23		9,625,000	10,348,608
4.75% 2/8/21		4,032,000	4,418,790
6.75% 6/1/16		7,610,000	7,718,823
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,831,048
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	1,000,000	1,319,545
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	9,811,936
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	33,601,888
6% 2/10/20 (b)		12,654,000	14,158,409
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	16,486,210
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,626,337
4.5% 11/16/21		6,390,000	6,942,045
6.2% 11/15/40		4,318,000	4,863,316
7.375% 6/15/19		3,230,000	3,724,574
Symetra Financial Corp. 6.125% 4/1/16 (b)		6,375,000	6,399,582
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	18,389,163
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,193,023
4.125% 11/1/24 (b)		6,048,000	6,212,064
Unum Group:
3.875% 11/5/25		21,587,000	20,473,413
4% 3/15/24		20,000,000	19,918,160
5.625% 9/15/20		8,386,000	9,182,376
5.75% 8/15/42		16,937,000	17,742,100
7.125% 9/30/16		587,000	604,724
			462,886,091
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,869,309
4.6% 4/1/22		4,025,000	4,290,380
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	5,700,000	6,190,123
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,493,063
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,228,683
4.2% 12/15/23		12,000,000	12,897,684
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,039,492
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,504,384
4.25% 1/15/24		9,191,000	9,812,422
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,319,708
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,165,103
DDR Corp.:
3.625% 2/1/25		7,690,000	7,315,397
4.25% 2/1/26		6,601,000	6,552,885
4.625% 7/15/22		20,268,000	21,059,546
4.75% 4/15/18		11,273,000	11,725,318
7.5% 4/1/17		5,574,000	5,883,006
7.875% 9/1/20		323,000	388,181
9.625% 3/15/16		3,691,000	3,701,283
Digital Delta Holdings LLC:
3.4% 10/1/20 (b)		17,707,000	18,017,333
4.75% 10/1/25 (b)		12,725,000	12,879,469
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,274,791
3.75% 12/1/24		5,408,000	5,384,989
3.875% 10/15/22		17,388,000	17,901,815
4.375% 6/15/22		10,999,000	11,587,798
5.95% 2/15/17		102,000	105,892
6.5% 1/15/18		3,795,000	4,090,012
6.75% 3/15/20		10,379,000	11,898,600
8.25% 8/15/19		75,000	88,896
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,097,846
6% 9/15/17		1,212,000	1,278,339
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,818,858
4.625% 12/15/21		17,159,000	18,965,362
4.75% 7/15/20		7,700,000	8,363,086
5.75% 6/15/17		6,341,000	6,651,772
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,871,677
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,137,463
4% 6/1/25		11,717,000	11,508,672
4.7% 9/15/17		1,538,000	1,601,755
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	637,393
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,268,359
6.65% 1/15/18		867,000	912,941
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,659,393
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24		1,750,000	1,793,750
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,605,755
4.5% 4/1/27		50,980,000	48,159,022
4.95% 4/1/24		17,495,000	17,886,731
5.25% 1/15/26		29,233,000	29,600,839
5.875% 3/15/24		290,000	294,946
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,269,771
5% 12/15/23		2,030,000	2,104,316
Senior Housing Properties Trust 6.75% 4/15/20		250,000	273,019
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,876,846
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,719,421
WP Carey, Inc. 4% 2/1/25		21,616,000	20,431,184
			451,454,078
Real Estate Management & Development - 1.6%
BioMed Realty LP 3.85% 4/15/16		16,284,000	16,299,274
Brandywine Operating Partnership LP:
3.95% 2/15/23		17,710,000	17,595,027
4.1% 10/1/24		15,881,000	15,663,811
4.55% 10/1/29		15,881,000	15,850,810
4.95% 4/15/18		12,690,000	13,259,718
5.7% 5/1/17		7,049,000	7,321,796
6% 4/1/16		2,699,000	2,708,171
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,333,434
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,044,864
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,441,375
5.25% 3/15/21		5,708,000	6,250,209
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,074,052
5.5% 3/15/17		3,597,000	3,731,744
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	155,612
Howard Hughes Corp. 6.875% 10/1/21 (b)		2,035,000	2,001,931
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	774,300
Inmobiliaria Colonial SA 2.728% 6/5/23 (Reg. S)	EUR	2,100,000	2,246,476
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,513
11.5% 7/20/20 (Reg. S)		5,000	5,300
Liberty Property LP:
3.375% 6/15/23		8,174,000	7,972,601
4.125% 6/15/22		14,880,000	15,358,943
4.4% 2/15/24		13,017,000	13,526,238
4.75% 10/1/20		11,282,000	12,167,163
5.5% 12/15/16		1,891,000	1,945,240
6.625% 10/1/17		4,835,000	5,145,586
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,137,226
3.15% 5/15/23		14,735,000	12,764,164
4.5% 4/18/22		17,365,000	16,906,703
7.75% 8/15/19		3,156,000	3,464,783
Mid-America Apartments LP:
4% 11/15/25		4,704,000	4,802,445
4.3% 10/15/23		2,224,000	2,351,904
6.05% 9/1/16		2,000,000	2,039,836
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,567,104
Prime Property Funding, Inc. 5.7% 4/15/17 (b)		4,546,000	4,686,912
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	241,463
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,146,428
Regency Centers LP 5.875% 6/15/17		2,153,000	2,261,899
Tanger Properties LP:
3.75% 12/1/24		21,455,000	21,831,171
3.875% 12/1/23		4,812,000	4,936,039
6.125% 6/1/20		14,318,000	16,281,055
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,658,529
3.5% 2/1/25		4,631,000	4,487,522
3.75% 5/1/24		20,000,000	19,983,760
4.125% 1/15/26		5,557,000	5,634,998
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,008,800
4% 4/30/19		3,747,000	3,913,303
4.25% 3/1/22		300,000	313,671
			358,357,903
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. 6.625% 5/15/19		5,700,000	4,887,750

TOTAL FINANCIALS			4,157,142,212

HEALTH CARE - 2.6%
Biotechnology - 0.6%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,501,340
2.9% 11/6/22		24,855,000	24,671,893
3.6% 5/14/25		24,114,000	24,582,173
4.5% 5/14/35		23,238,000	23,091,461
4.7% 5/14/45		23,197,000	23,185,935
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,190,000	1,035,300
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,830,493
2.2% 5/22/19		14,136,000	14,317,817
			139,216,412
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,634,383
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		655,000	617,338
			5,251,721
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,968,156
Centene Corp.:
5.625% 2/15/21 (b)		2,660,000	2,779,700
6.125% 2/15/24 (b)		1,465,000	1,554,731
Community Health Systems, Inc.:
6.875% 2/1/22		14,810,000	12,699,575
7.125% 7/15/20		3,545,000	3,190,500
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,498,660
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,071,165
4.25% 10/15/19		7,590,000	7,817,700
4.75% 5/1/23		595,000	604,669
5.875% 3/15/22		715,000	766,838
5.875% 2/15/26		7,310,000	7,529,300
6.5% 2/15/20		30,303,000	33,566,633
HealthSouth Corp.:
5.125% 3/15/23		1,860,000	1,832,100
5.75% 11/1/24 (b)		1,035,000	1,045,350
5.75% 11/1/24		1,155,000	1,166,550
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	2,751,875
8.75% 1/15/23		9,765,000	8,764,088
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,841,286
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		2,045,000	2,070,563
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	497,750
5.5% 2/1/21		1,555,000	1,573,971
Team Health, Inc. 7.25% 12/15/23 (b)		2,825,000	2,966,250
Tenet Healthcare Corp.:
4.012% 6/15/20 (b)(c)		2,550,000	2,511,750
5% 3/1/19		2,285,000	2,182,175
6% 10/1/20		605,000	642,510
6.75% 6/15/23		14,225,000	12,891,406
6.875% 11/15/31		2,130,000	1,597,500
8.125% 4/1/22		16,575,000	16,295,214
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,411,750
2.875% 3/15/23		16,114,000	16,337,727
3.35% 7/15/22		6,192,000	6,474,002
3.75% 7/15/25		19,000,000	20,218,280
4.625% 7/15/35		12,193,000	13,092,124
4.75% 7/15/45		20,331,000	22,238,353
Vizient, Inc. 10.375% 3/1/24 (b)		2,330,000	2,463,975
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,340,983
			274,255,159
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,095,989
2.4% 2/1/19		1,959,000	1,965,388
4.15% 2/1/24		3,010,000	3,142,882
			8,204,259
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,014,130
3.45% 3/15/22		31,597,000	32,285,846
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	4,150,000	4,225,608
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)		10,323,000	10,470,433
3% 10/8/21 (b)		7,536,000	7,755,456
3.375% 10/8/24 (b)		3,362,000	3,488,828
Endo Finance LLC 5.375% 1/15/23 (b)		3,530,000	3,512,350
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		3,810,000	3,848,100
6% 2/1/25 (b)		5,680,000	5,651,600
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)		4,585,000	4,034,800
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)		3,000,000	2,865,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		610,000	542,900
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,602,952
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,936,876
2.3% 11/8/18		3,161,000	3,110,026
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,624,200
3.9% 12/15/24		5,449,000	5,314,611
4.9% 12/15/44		2,390,000	2,296,881
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,195,000	8,321,475
5.875% 5/15/23 (b)		8,465,000	6,898,975
6.75% 8/15/18 (b)		3,820,000	3,686,300
7.5% 7/15/21 (b)		1,575,000	1,484,438
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,839,738
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,761,086
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	1,984,391
3.25% 2/1/23		4,892,000	4,703,594
3.45% 11/13/20		5,179,000	5,275,702
			154,536,296

TOTAL HEALTH CARE			581,463,847

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,324,499
6.375% 6/1/19 (b)		8,071,000	9,074,944
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		8,620,000	7,499,400
Orbital ATK, Inc. 5.5% 10/1/23 (b)		2,280,000	2,354,100
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,428,075
6% 7/15/22		2,885,000	2,812,875
6.5% 5/15/25 (b)		1,355,000	1,300,800
			36,794,693
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,450,350
7.75% 4/15/21 (b)		1,470,000	1,422,225
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)		5,685,000	5,201,775
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,230,550
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,573,213
5.5% 10/1/19 (b)		8,970,000	9,013,953
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		201,180	203,443
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		215,417	234,804
6.125% 4/29/18		240,000	247,800
6.648% 3/15/19		943,918	959,210
6.9% 7/2/19		176,669	179,655
9.25% 5/10/17		1,144,714	1,219,120
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	932,859
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,694,225
Series 2013-1 Class B, 5.375% 5/15/23		313,455	311,198
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,090,656	1,116,723
8.36% 1/20/19		694,091	716,233
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		599,741	635,726
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,697,500
6.375% 6/1/18		140,000	144,550
			35,185,112
Building Products - 0.1%
Builders FirstSource, Inc. 10.75% 8/15/23 (b)		2,000,000	1,864,000
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,143,375
6% 10/15/25 (b)		3,630,000	3,688,988
USG Corp. 5.5% 3/1/25 (b)		3,175,000	3,238,500
			11,934,863
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,272,900
4.125% 4/15/19		2,860,000	3,010,150
4.125% 6/15/23		6,610,000	5,568,925
5.25% 3/15/20		2,035,000	2,004,475
6.25% 10/15/21		2,065,000	2,013,375
APX Group, Inc.:
6.375% 12/1/19		16,130,000	15,726,750
8.75% 12/1/20		13,055,000	10,607,188
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	2,840,813
Cenveo Corp. 6% 8/1/19 (b)		325,000	236,438
Garda World Security Corp.:
7.25% 11/15/21 (b)		400,000	280,000
7.25% 11/15/21 (b)		8,485,000	5,939,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,500,000	3,263,750
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	972,800
7% 2/15/22		660,000	556,050
			58,293,114
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	585,675
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		850,000	383,180
			968,855
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (c)		1,920,000	1,396,800
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,775,563
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	5,300,000	5,704,438
			9,876,801
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	456,750
General Electric Co. 5.25% 12/6/17		17,730,000	18,989,539
			19,446,289
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		890,000	651,925
Schaeffler Finance BV 4.75% 5/15/21 (b)		1,540,000	1,551,550
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,584,341
			3,787,816
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		7,875,000	5,532,188
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		8,910,000	2,851,200
8.125% 2/15/19		2,660,000	618,450
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		885,000	457,988
			9,459,826
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	3,969,874
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,513,414
Hertz Corp. 6.25% 10/15/22		1,455,000	1,384,069
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	671,125
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,445,000	1,491,450
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	537,225
			9,567,157
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,098,314
2.625% 9/4/18		16,438,000	15,950,202
3.75% 2/1/22		26,396,000	24,526,107
3.875% 4/1/21		14,814,000	14,332,545
4.25% 9/15/24		12,030,000	11,157,825
4.75% 3/1/20		11,796,000	12,002,430
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,578,938
6.25% 12/1/19		830,000	878,804
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)		1,160,000	1,223,800
Building Materials Holding Corp. 9% 9/15/18 (b)		2,690,000	2,703,450
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,152,000
6.75% 12/15/20		2,795,000	2,683,200
International Lease Finance Corp. 4.625% 4/15/21		955,000	964,550
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	3,000,000	4,140,592
			104,392,757
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,423,800	1,503,889
10.75% 12/1/20 (Reg. S)		79,800	84,289
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		585,000	597,424
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	5,153,101
			7,338,703

TOTAL INDUSTRIALS			307,045,986

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		2,940,000	2,998,800
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,394,250
Lucent Technologies, Inc.:
6.45% 3/15/29		21,230,000	21,601,525
6.5% 1/15/28		4,782,000	4,793,955
			30,788,530
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,735,742
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,253,963
6.55% 10/1/17		1,383,000	1,484,912
			8,474,617
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,241,498
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		5,720,000	5,391,100
			8,632,598
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (b)		3,200,000	3,232,000
6.125% 11/1/23 (b)		2,290,000	2,312,900
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	4,400,000	5,088,226
Everi Payments, Inc. 10% 1/15/22		5,000,000	4,100,000
			14,733,126
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,831,242
Micron Technology, Inc.:
5.25% 8/1/23 (b)		3,065,000	2,620,575
5.25% 1/15/24 (b)		5,860,000	4,922,400
5.5% 2/1/25		1,675,000	1,407,000
5.625% 1/15/26 (b)		2,755,000	2,231,550
5.875% 2/15/22		1,450,000	1,332,043
Microsemi Corp. 9.125% 4/15/23 (b)		2,785,000	2,945,138
NXP BV/NXP Funding LLC 4.625% 6/15/22 (b)		3,745,000	3,735,638
Qorvo, Inc.:
6.75% 12/1/23 (b)		4,785,000	4,868,738
7% 12/1/25 (b)		5,155,000	5,258,100
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,198,938
			37,351,362
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		11,095,000	10,984,050
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)		2,715,000	2,497,800
Nuance Communications, Inc. 5.375% 8/15/20 (b)		4,525,000	4,626,813
			18,108,663
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25		20,000,000	20,670,620
4.375% 5/13/45		20,000,000	20,184,000
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)		20,381,000	20,326,175
4.9% 10/15/25 (b)		20,381,000	19,335,129
6.35% 10/15/45 (b)		30,381,000	25,914,021
			106,429,945

TOTAL INFORMATION TECHNOLOGY			224,518,841

MATERIALS - 1.3%
Chemicals - 0.2%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (b)		1,980,000	2,202,750
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,010,000	882,639
5.75% 4/15/21 (b)		830,000	750,121
6.45% 2/3/24		680,000	610,300
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,150,000	2,562,625
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	909,938
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	735,875
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,175,000	3,063,875
OCP SA 5.625% 4/25/24 (b)		390,000	396,825
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		2,425,000	1,964,250
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,503,281
4.25% 11/15/20		3,653,000	3,896,451
			29,478,930
Construction Materials - 0.0%
CEMEX Finance LLC:
6% 4/1/24 (b)		450,000	406,170
9.375% 10/12/22 (b)		1,235,000	1,296,750
Standard Industries, Inc. 5.125% 2/15/21 (b)		4,870,000	4,967,400
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	603,250
			7,273,570
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		15,607,577	14,277,356
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.512% 12/15/19 (b)(c)		8,795,000	8,553,138
7% 11/15/20 (b)		2,655,000	2,469,150
Ball Corp. 5.25% 7/1/25		4,920,000	5,129,100
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		2,190,000	2,181,788
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,355,000	1,043,350
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (b)		2,290,000	2,358,700
6.375% 8/15/25 (b)		2,290,000	2,352,975
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)		6,885,000	6,971,063
			45,336,620
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	8,995,928
Alrosa Finance SA 7.75% 11/3/20 (b)		700,000	746,928
Anglo American Capital PLC:
3.625% 5/14/20 (b)		29,122,000	23,151,990
4.875% 5/14/25 (b)		29,080,000	22,100,800
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	6,930,275
6.75% 10/19/75 (b)(c)		17,432,000	16,930,830
Compania Minera Ares SAC 7.75% 1/23/21 (b)		860,000	785,825
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	11,514,391
4.875% 11/4/44 (b)		5,532,000	4,781,070
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,230,000	2,079,921
9.5% 4/24/18 (Reg. S)		3,150,000	3,263,999
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		4,655,000	4,049,850
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		550,000	286,000
10.375% 4/7/19 (b)		2,522,000	1,311,440
Freeport-McMoRan, Inc. 2.3% 11/14/17		14,626,000	13,382,790
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	350,750
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,080,000	3,427,200
4.875% 10/7/20 (Reg. S)		200,000	168,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,325,000	854,625
Lundin Mining Corp.:
7.5% 11/1/20 (b)		4,125,000	3,650,625
7.875% 11/1/22 (b)		5,615,000	4,604,300
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,640,000	1,574,400
Metinvest BV:
8.75% 2/14/18 (Reg. S)		412,415	163,333
10.5% 11/28/17 (b)		4,140,055	1,615,449
Murray Energy Corp. 11.25% 4/15/21 (b)		2,000,000	230,000
New Gold, Inc. 6.25% 11/15/22 (b)		4,830,000	3,441,375
Nord Gold NV 6.375% 5/7/18 (b)		1,175,000	1,194,376
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		3,310,000	3,194,415
5.625% 4/29/20 (Reg. S)		200,000	193,016
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	11,858,401
Samarco Mineracao SA 5.75% 10/24/23 (b)		655,000	298,025
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,360,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	360,712
7.5% 7/27/35		1,560,000	1,479,501
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,728,750
5.25% 4/15/23		3,040,000	2,850,000
5.5% 10/1/24		4,070,000	3,815,625
6.125% 8/15/19		2,683,000	2,743,368
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,798,438
Vale Overseas Ltd.:
4.375% 1/11/22		13,855,000	10,668,350
4.625% 9/15/20		860,000	709,242
6.25% 1/23/17		5,581,000	5,626,206
6.875% 11/21/36		640,000	437,440
Vedanta Resources PLC 6% 1/31/19 (b)		1,090,000	633,890
			194,341,849
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		1,365,000	0

TOTAL MATERIALS			276,430,969

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.0%
Altice Financing SA:
6.5% 1/15/22 (b)		1,865,000	1,878,988
6.625% 2/15/23 (b)		2,780,000	2,738,300
7.875% 12/15/19 (b)		272,000	283,560
Altice Finco SA:
7.625% 2/15/25 (b)		3,720,000	3,468,900
8.125% 1/15/24 (b)		1,000,000	972,500
9.875% 12/15/20 (b)		6,135,000	6,533,775
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,249,513
3% 6/30/22		29,259,000	29,005,090
3.4% 5/15/25		39,520,000	38,756,316
4.75% 5/15/46		31,335,000	28,504,697
4.8% 6/15/44		15,000,000	13,737,210
6.3% 1/15/38		16,665,000	18,033,996
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	47,472
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,509,824
6.15% 9/15/19		6,992,000	7,184,280
Embarq Corp. 7.995% 6/1/36		4,717,000	4,481,150
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,545,000	2,449,563
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	810,000
Qtel International Finance Ltd. 5% 10/19/25 (b)		645,000	697,213
Sable International Finance Ltd. 6.875% 8/1/22 (b)		8,215,000	7,824,788
Sprint Capital Corp.:
6.875% 11/15/28		26,040,000	18,879,000
8.75% 3/15/32		4,610,000	3,549,700
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,466,966
Telecom Italia Capital SA 6% 9/30/34		3,350,000	2,889,375
Telecom Italia SpA:
3.625% 1/19/24 (Reg. S)	EUR	1,950,000	2,100,086
5.303% 5/30/24 (b)		1,350,000	1,309,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		590,000	550,175
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,945,124
2.625% 2/21/20		21,379,000	21,674,436
4.5% 9/15/20		36,000,000	39,151,044
5.012% 8/21/54		55,038,000	51,188,477
6.25% 4/1/37		2,348,000	2,629,755
6.4% 9/15/33		10,915,000	12,721,094
6.55% 9/15/43		64,849,000	78,636,805
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,092,825
7.375% 4/23/21 (b)		11,810,000	10,865,200
			453,812,997
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,051,394
3.125% 7/16/22		9,218,000	9,232,906
Comcel Trust 6.875% 2/6/24 (b)		1,200,000	1,071,000
Digicel Group Ltd.:
6% 4/15/21 (b)		9,220,000	7,892,320
6.75% 3/1/23 (b)		2,795,000	2,382,738
7.125% 4/1/22 (b)		1,885,000	1,347,775
8.25% 9/30/20 (b)		9,040,000	7,051,200
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	399,000	594,562
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,490,000	2,268,500
7.25% 4/1/19		1,955,000	1,515,125
7.25% 10/15/20		1,810,000	1,248,900
MetroPCS Wireless, Inc. 6.625% 11/15/20		3,975,000	4,134,000
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	593,743
6% 3/15/25 (b)		9,215,000	8,086,163
6.625% 10/15/21 (b)		1,975,000	1,856,500
MTS International Funding Ltd. 8.625% 6/22/20 (b)		2,955,000	3,309,600
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,615,000	1,703,825
10.125% 1/15/23 (b)		7,075,000	7,614,469
10.875% 10/15/25 (b)		3,075,000	3,321,000
Sprint Communications, Inc.:
7% 3/1/20 (b)		980,000	962,850
9% 11/15/18 (b)		3,890,000	4,038,209
Sprint Corp.:
7.25% 9/15/21		7,925,000	5,963,563
7.625% 2/15/25		7,395,000	5,287,425
7.875% 9/15/23		12,220,000	9,042,800
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,181,800
6.375% 3/1/25		15,125,000	15,276,250
6.464% 4/28/19		1,520,000	1,561,800
6.5% 1/15/24		6,085,000	6,252,338
6.5% 1/15/26		2,930,000	2,969,174
6.625% 4/1/23		7,185,000	7,508,325
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	474,144
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	706,311
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		4,735,000	4,948,833
			150,449,542

TOTAL TELECOMMUNICATION SERVICES			604,262,539

UTILITIES - 3.0%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17		2,491,000	2,641,616
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,177,166
2.95% 12/15/22		4,935,000	4,919,341
American Transmission Systems, Inc. 5% 9/1/44 (b)		1,019,000	1,022,414
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,991,432
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,744,529
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,874,318
6.4% 9/15/20 (b)		25,897,000	29,566,579
EDF SA 4.125% (Reg. S) (c)(e)	EUR	2,400,000	2,339,965
Edison International 3.75% 9/15/17		6,674,000	6,875,241
Eversource Energy:
1.45% 5/1/18		3,325,000	3,285,316
2.8% 5/1/23		15,104,000	14,791,951
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,302,909
2.85% 6/15/20		4,888,000	4,929,475
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,767,849
4.25% 3/15/23		31,243,000	32,614,568
7.375% 11/15/31		64,123,000	79,693,603
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,450,350
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		235,000	239,499
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,391,894
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	700,500
Lamar Funding Ltd. 3.958% 5/7/25 (b)		565,000	491,550
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,522,240
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,234,300
Nevada Power Co. 6.5% 5/15/18		790,000	869,848
NSG Holdings II, LLC 7.75% 12/15/25 (b)		9,078,998	9,532,948
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,048,212
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	811,723
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,323,010
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,865,868
RJS Power Holdings LLC 4.625% 7/15/19 (b)		8,575,000	6,902,875
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,564,365
5.15% 3/15/20		3,761,000	4,093,781
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,325,836
			374,907,071
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		234,000	237,412
Southern Natural Gas Co. 5.9% 4/1/17 (b)		442,000	447,074
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,413,316
			4,097,802
Independent Power and Renewable Electricity Producers - 0.5%
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		8,326,000	8,430,075
7.25% 10/15/21		63,340,000	62,231,550
Dynegy, Inc.:
6.75% 11/1/19		5,505,000	5,102,447
7.375% 11/1/22		6,060,000	5,060,100
7.625% 11/1/24		19,865,000	16,438,288
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	660,530
NRG Energy, Inc.:
6.25% 7/15/22		3,090,000	2,611,050
6.25% 5/1/24		4,990,000	4,141,700
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	814,200
The AES Corp.:
4.875% 5/15/23		3,775,000	3,397,500
7.375% 7/1/21		1,515,000	1,579,388
			110,466,828
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17		15,809,000	15,763,106
2% 11/15/18		12,172,000	12,192,510
Dominion Resources, Inc.:
2.9031% 9/30/66 (c)		35,229,000	23,675,685
7.5% 6/30/66 (c)		10,345,000	8,663,938
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,980,530
5.45% 9/15/20		11,473,000	12,699,074
5.8% 2/1/42		6,336,000	7,283,029
5.95% 6/15/41		11,832,000	13,833,324
6.4% 3/15/18		1,228,000	1,331,815
6.8% 1/15/19		6,774,000	7,554,419
PG&E Corp. 2.4% 3/1/19		1,683,000	1,699,970
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,727,912
6.5% 12/15/20		5,125,000	5,979,625
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,549,625
Sempra Energy:
2.3% 4/1/17		14,116,000	14,207,895
2.875% 10/1/22		5,760,000	5,575,899
6% 10/15/39		10,336,000	11,361,931
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	2,856,400
			179,936,687
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	3,500,000	5,066,612

TOTAL UTILITIES			674,475,000

TOTAL NONCONVERTIBLE BONDS
(Cost $10,446,005,915)			10,110,678,611

U.S. Government and Government Agency Obligations - 20.3%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$225,996,750	$210,410,933
1.375% 2/15/44		134,449,978	145,521,659
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	162,867,598
0.25% 1/15/25		75,000,000	74,368,806
0.375% 7/15/25		396,692,000	398,414,415
0.625% 1/15/26		200,000,000	205,329,599

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,196,913,010

U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
3% 5/15/45		485,917,000	524,657,705
3% 11/15/45		152,323,000	164,621,864
4.5% 2/15/36		100,000	137,625
U.S. Treasury Notes:
0.75% 1/31/18		6,817,000	6,811,144
0.875% 11/30/17		1,168,474,000	1,170,162,364
1.125% 6/15/18		586,229,000	590,190,736
1.25% 10/31/18		538,826,000	544,193,246
1.25% 11/15/18 (f)		10,200,000	10,301,204
1.375% 4/30/20		22,903,000	23,097,149
1.5% 2/28/23		271,063,000	270,713,600
1.625% 7/31/20 (g)		5,593,000	5,695,682
1.625% 2/15/26		200,000	197,953
2% 8/15/25		5,305,000	5,424,156
2.25% 11/15/25		1,800,000	1,880,649

TOTAL U.S. TREASURY OBLIGATIONS			3,318,085,077

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,452,456,781)			4,514,998,087

U.S. Government Agency - Mortgage Securities - 15.5%
Fannie Mae - 8.7%
1.875% 10/1/34 (c)		1,378	1,418
1.93% 2/1/33 (c)		1,749	1,805
1.975% 10/1/33 (c)		2,318	2,392
1.98% 7/1/35 (c)		20,007	20,728
1.981% 1/1/35 (c)		268,053	277,012
1.988% 3/1/35 (c)		26,965	27,903
2.005% 1/1/35 (c)		3,029	3,130
2.011% 12/1/34 (c)		53,915	55,779
2.048% 10/1/33 (c)		18,456	19,103
2.07% 4/1/37 (c)		95,754	99,843
2.175% 3/1/35 (c)		5,073	5,242
2.19% 3/1/37 (c)		25,716	26,972
2.222% 10/1/33 (c)		414,209	432,197
2.23% 7/1/34 (c)		31,811	33,132
2.24% 12/1/34 (c)		10,769	11,229
2.26% 1/1/35 (c)		181,078	188,503
2.302% 6/1/36 (c)		167,995	175,891
2.315% 9/1/36 (c)		76,222	79,781
2.317% 5/1/36 (c)		176,845	184,926
2.385% 3/1/33 (c)		95,231	99,514
2.391% 9/1/36 (c)		70,605	74,038
2.446% 5/1/35 (c)		222,105	233,257
2.45% 11/1/36 (c)		94,424	99,336
2.458% 3/1/35 (c)		72,155	76,261
2.46% 9/1/35 (c)		85,913	90,253
2.472% 7/1/35 (c)		111,023	116,664
2.476% 6/1/47 (c)		142,789	150,533
2.5% 5/1/27 to 8/1/43		17,511,168	17,604,892
2.5% 3/1/31 (h)		39,300,000	40,294,785
2.5% 2/1/36 (c)		403,662	425,335
2.525% 5/1/36 (c)		164,047	173,600
2.555% 6/1/36 (c)		322,575	341,274
2.557% 3/1/40 (c)		401,746	423,768
2.557% 6/1/42 (c)		278,804	287,200
2.559% 10/1/33 (c)		100,290	105,966
2.628% 7/1/37 (c)		176,146	186,466
2.685% 12/1/39 (c)		234,479	247,938
2.689% 2/1/42 (c)		1,807,051	1,878,758
2.695% 12/1/35 (c)		277,320	292,585
2.696% 7/1/34 (c)		202,620	214,969
2.761% 1/1/42 (c)		2,054,656	2,138,287
2.78% 9/1/37 (c)		31,520	33,490
2.951% 11/1/40 (c)		170,279	176,779
2.98% 9/1/41 (c)		205,799	215,208
2.991% 10/1/41 (c)		89,145	93,103
3% 12/1/26 to 9/1/45		253,689,617	261,915,543
3% 3/1/31 (h)		11,600,000	12,096,820
3% 3/1/46 (h)		6,000,000	6,152,344
3% 3/1/46 (h)		4,500,000	4,614,258
3% 3/1/46 (h)		2,700,000	2,768,555
3.007% 8/1/41 (c)		1,118,167	1,169,845
3.249% 7/1/41 (c)		289,847	302,825
3.346% 9/1/41 (c)		326,346	346,743
3.347% 10/1/41 (c)		159,777	167,758
3.465% 12/1/40 (c)		14,022,787	14,729,175
3.5% 3/1/25 to 2/1/46		462,597,420	487,865,181
3.5% 3/1/46 (h)		44,800,000	46,944,231
3.5% 3/1/46 (h)		27,600,000	28,920,999
3.5% 3/1/46 (h)		27,600,000	28,920,999
3.5% 3/1/46 (h)		49,800,000	52,183,543
3.5% 3/1/46 (h)		44,800,000	46,944,231
3.5% 3/1/46 (h)		25,770,000	27,003,411
3.5% 3/1/46 (h)		21,730,000	22,770,048
3.553% 7/1/41 (c)		358,169	376,641
4% 9/1/24 to 1/1/46 (i)		342,315,345	367,317,594
4% 3/1/46 (h)		3,800,000	4,054,422
4% 3/1/46 (h)		30,300,000	32,328,679
4% 3/1/46 (h)		17,700,000	18,885,070
4% 3/1/46 (h)		8,200,000	8,749,015
4% 3/1/46 (h)		4,400,000	4,694,594
4% 3/1/46 (h)		3,800,000	4,054,422
4% 3/1/46 (h)		1,800,000	1,920,516
4% 3/1/46 (h)		3,700,000	3,947,726
4% 3/1/46 (h)		8,600,000	9,175,797
4.5% 2/1/33 to 4/1/45		186,324,350	203,595,722
5% 3/1/18 to 3/1/45		65,456,926	72,616,343
5.204% 7/1/37 (c)		38,759	41,182
5.255% 8/1/41		3,075,984	3,481,837
5.5% 12/1/17 to 3/1/41		36,628,259	41,362,214
5.565% 8/1/46 (c)		35,500	37,086
6% 2/1/17 to 1/1/42		17,701,727	20,369,046
6.5% 4/1/16 to 4/1/37		7,535,201	8,787,140
7% 9/1/21 to 7/1/37		1,590,768	1,860,801
7.5% 6/1/25 to 2/1/32		682,073	809,162
8% 12/1/17 to 3/1/37		14,198	17,427
8.5% 1/1/17 to 7/1/22		1,706	1,930
9.5% 6/1/18 to 9/1/21		15,293	16,423

TOTAL FANNIE MAE			1,922,038,543

Freddie Mac - 3.6%
1.625% 8/1/37 (c)		35,712	36,384
1.945% 3/1/35 (c)		90,611	93,390
2.106% 12/1/35 (c)		261,764	271,554
2.113% 2/1/37 (c)		179,804	186,802
2.153% 1/1/36 (c)		87,884	90,928
2.154% 8/1/37 (c)		77,821	81,261
2.175% 6/1/37 (c)		29,620	30,831
2.189% 3/1/36 (c)		176,674	183,175
2.2% 3/1/37 (c)		17,304	17,913
2.21% 3/1/36 (c)		174,630	182,016
2.246% 5/1/37(c)		75,183	78,615
2.278% 6/1/33 (c)		218,356	228,538
2.362% 10/1/42 (c)		2,740,957	2,894,324
2.372% 11/1/35 (c)		201,225	209,720
2.419% 10/1/36 (c)		312,829	327,580
2.461% 10/1/35 (c)		133,169	139,621
2.489% 4/1/36 (c)		186,499	196,901
2.51% 6/1/37 (c)		24,971	26,272
2.511% 6/1/33 (c)		699,015	737,632
2.54% 6/1/37 (c)		258,606	272,990
2.562% 6/1/37 (c)		50,532	53,135
2.563% 5/1/37 (c)		69,583	73,631
2.595% 4/1/37 (c)		8,560	9,064
2.668% 4/1/37 (c)		91,018	95,926
2.67% 6/1/36 (c)		67,185	71,032
2.689% 3/1/35 (c)		1,042,270	1,106,444
2.795% 7/1/36 (c)		73,443	78,033
3% 8/1/42 to 8/1/45		81,003,737	83,260,888
3% 3/1/46 (h)		94,850,000	97,050,814
3.004% 3/1/33 (c)		6,139	6,523
3.075% 12/1/36 (c)		318,301	338,195
3.082% 9/1/41 (c)		1,752,399	1,826,748
3.208% 9/1/41 (c)		197,952	206,867
3.216% 4/1/41 (c)		218,146	228,030
3.25% 10/1/35 (c)		157,393	167,230
3.292% 7/1/41 (c)		1,093,710	1,147,162
3.297% 6/1/41 (c)		237,485	248,194
3.427% 12/1/40 (c)		6,881,463	7,197,082
3.451% 5/1/41 (c)		166,051	172,776
3.5% 4/1/40 to 11/1/45 (j)		239,432,455	251,384,148
3.5% 3/1/46 (h)		25,300,000	26,451,347
3.5% 3/1/46 (h)		31,400,000	32,828,945
3.626% 6/1/41 (c)		328,088	343,936
3.706% 5/1/41 (c)		268,447	281,816
4% 6/1/33 to 11/1/45		118,790,924	127,385,118
4% 3/1/46 (h)		49,400,000	52,638,926
4% 3/1/46 (h)		18,900,000	20,139,184
4.5% 6/1/25 to 1/1/45 (k)		32,902,487	35,851,801
5% 6/1/20 to 7/1/41		31,575,055	35,179,264
5.143% 4/1/38 (c)		221,018	234,625
5.5% 10/1/17 to 3/1/41		13,748,380	15,451,421
6% 7/1/16 to 12/1/37		3,518,906	4,025,817
6.5% 3/1/16 to 9/1/39		4,918,215	5,708,944
7% 6/1/21 to 9/1/36		1,478,675	1,742,560
7.5% 1/1/27 to 6/1/32		26,300	31,561
8% 7/1/16 to 1/1/37		51,328	62,902
8.5% 2/1/19 to 1/1/28		45,526	54,314
9% 5/1/17 to 10/1/20		97	103
9.5% 5/1/21 to 7/1/21		357	391
10% 11/15/18 to 11/1/20		149	162
11% 7/1/19 to 9/1/20		36	40

TOTAL FREDDIE MAC			809,421,546

Ginnie Mae - 3.2%
3% 6/15/42 to 8/20/45		71,901,158	74,646,545
3% 3/1/46 (h)		35,800,000	37,075,375
3.5% 11/15/40 to 2/15/44		213,426,613	225,821,325
3.5% 3/1/46 (h)		17,000,000	17,949,610
3.5% 3/1/46 (h)		18,300,000	19,322,227
3.5% 3/1/46 (h)		8,700,000	9,185,977
3.5% 3/1/46 (h)		10,400,000	10,980,938
3.5% 3/1/46 (h)		23,100,000	24,390,352
4% 5/20/33 to 7/20/45		124,009,992	132,996,059
4% 3/1/46 (h)		20,350,000	21,733,367
4.5% 6/20/33 to 8/15/41		81,064,061	88,488,086
5% 12/15/32 to 9/15/41		33,018,974	37,075,081
5.5% 4/15/29 to 9/15/39		5,521,956	6,251,068
6% 10/15/30 to 11/15/39		797,642	924,563
6.5% 3/20/31 to 11/15/37		442,518	522,276
7% 10/15/22 to 3/15/33		1,412,584	1,685,769
7.5% 1/15/17 to 9/15/31		642,700	757,441
8% 4/15/17 to 11/15/29		222,741	261,195
8.5% 10/15/21 to 1/15/31		38,440	46,719
9% 8/15/19 to 1/15/23		1,785	1,979
9.5% 12/15/20 to 2/15/25		743	826
10.5% 9/20/16 to 1/20/18		1,445	1,522
11% 5/20/16 to 9/20/19		738	830

TOTAL GINNIE MAE			710,119,130

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,406,502,525)			3,441,579,219

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (c)		$664,344	$593,431
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (c)		269,113	256,278
Airspeed Ltd. Series 2007-1A Class C1, 2.927% 6/15/32 (b)(c)		3,317,900	1,426,697
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		11,310,000	11,312,937
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.1755% 6/17/31 (b)(c)		551,000	506,042
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	144,141
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	424,516
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	561,612
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		931,000	893,064
Class XS, 0% 10/17/45 (b)(l)		697,667	0
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (c)		45,960	42,133
Series 2004-R2 Class M3, 1.2608% 4/25/34 (c)		89,819	65,561
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (c)		47,932	42,543
Series 2004-W11 Class M2, 1.4858% 11/25/34 (c)		561,149	539,326
Series 2004-W7 Class M1, 1.2608% 5/25/34 (c)		1,492,630	1,364,310
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (c)		1,143,558	405,335
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (c)		1,664,671	1,444,957
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (c)		17,584	2,929
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		5,706,789	5,708,894
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (c)		1,802,588	1,226,411
CFC LLC Series 2013-1A Class B, 2.75% 11/15/18 (b)		3,623,665	3,636,455
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		6,413,815	6,411,432
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		10,348,214	10,289,767
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (c)		3,192	2,917
Series 2004-3 Class M4, 1.8908% 4/25/34 (c)		63,248	55,394
Series 2004-4 Class M2, 1.2308% 6/25/34 (c)		98,238	88,828
Series 2004-7 Class AF5, 5.868% 1/25/35		2,751,628	2,850,110
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		294,751	306,464
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (c)		38,916	33,791
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (c)		290,872	274,705
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (c)		10,384	8,599
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		9,598,464	9,573,770
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (c)		948,695	822,579
Class M4, 1.4465% 1/25/35 (c)		347,133	186,418
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (b)(c)		1,236,882	1,095,057
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (b)(c)		757,879	717,729
Class B, 0.7105% 11/15/34 (b)(c)		273,769	240,919
Class C, 0.8105% 11/15/34 (b)(c)		454,993	393,712
Class D, 1.1805% 11/15/34 (b)(c)		172,775	143,144
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		118,329	3,410
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (c)		262,551	241,691
Series 2003-3 Class M1, 1.7258% 8/25/33 (c)		437,831	407,732
Series 2003-5 Class A2, 1.1358% 12/25/33 (c)		32,929	30,459
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (c)		1,522,035	976,024
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.077% 12/17/30 (b)(c)		590,000	551,334
Series 2014-SFR1 Class F, 4.1755% 6/17/31 (b)(c)		557,000	515,311
Series 2014-SFR3 Class E, 4.926% 12/17/31 (b)(c)		206,000	198,627
Series 2014-SRF2 Class F, 4.4255% 9/17/31 (b)(c)		335,000	310,085
Series 2015-SFR2 Class E, 3.5755% 6/17/32 (b)(c)		485,000	441,666
Series 2015-SFR3 Class E, 4.1755% 8/17/32 (b)(c)		5,116,000	4,764,214
Series 2015-SRF1 Class E, 4.6255% 3/17/32 (b)(c)		624,000	594,735
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (c)		175,461	78,872
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		8,612,729	8,767,831
Class AV4, 0.5658% 11/25/36 (c)		49,954	49,933
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (c)		82,741	82,315
Series 2006-A Class 2C, 1.7531% 3/27/42 (c)		3,243,000	1,663,244
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.5958% 11/25/36 (c)		4,525,635	1,794,799
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.8565% 5/25/46 (b)(c)		250,000	238,034
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (c)		313,050	9,848
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (c)		112,725	93,626
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (c)		264,816	247,579
Series 2006-FF1 Class M2, 0.7258% 8/25/36 (c)		13,300,000	12,699,908
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (c)		124,963	124,254
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (c)		1,552,685	1,487,004
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (c)		57,368	49,861
Series 2004-NC6 Class M3, 2.6108% 7/25/34 (c)		15,480	13,624
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (c)		17,810	16,420
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (c)		245,124	218,443
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (c)		167,508	3,749
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (b)		28,137,448	27,996,761
Series 2016-1A Class A, 3.1294% 2/25/26 (b)		17,500,000	17,499,984
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (c)		1,426,957	1,298,913
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		4,000,000	3,993,201
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (c)		532,896	485,297
Class M4, 2.6015% 9/25/34 (c)		683,353	461,041
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (c)		1,475,804	1,296,172
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	168,008
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.3858% 9/25/46 (b)(c)		250,000	60,504
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (c)		5,108	4,368
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,048,083
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (c)		724,730	667,123
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (c)		563,771	549,593
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)		8,745,876	8,713,079
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (c)		41,059	34,623
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (c)		28,819	24,276
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (b)(c)		2,683,017	1,314,678
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		4,826,505	4,799,813
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(c)		119,733	114,599
Class D, 1.2276% 11/21/40 (b)(c)		305,000	235,666
TOTAL ASSET-BACKED SECURITIES
(Cost $172,496,022)			178,533,321

Collateralized Mortgage Obligations - 2.6%
Private Sponsor - 0.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.5665% 6/27/36 (b)(c)		16,743,628	16,056,030
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.808% 12/26/35 (b)(c)		3,914,355	3,964,162
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.6021% 7/26/36 (b)(c)		2,630,296	2,490,748
Series 2013-RR3 Class 2A1, 2.3809% 2/26/37 (b)(c)		5,370,524	5,262,366
Series 2013-RR4 Class 2A1, 2.7957% 5/26/47 (b)(c)		8,208,527	8,162,713
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (c)		955,258	917,689
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (b)		7,288,066	7,176,627
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		11,749,598	11,759,323
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.1596% 10/26/37 (b)(c)		634,315	620,992
CSMC:
floater Series 2015-1R Class 6A1, 0.7004% 5/27/37 (b)(c)		12,180,369	11,148,447
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		9,709,682	9,606,130
Series 2014-3R Class 2A1, 1.1216% 5/27/37 (b)(c)		1,637,479	1,544,985
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (c)		487,327	467,372
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(c)		910,000	979,769
Series 2010-K7 Class B, 5.6243% 4/25/20 (b)(c)		1,000,000	1,086,325
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.133% 3/25/37 (c)		869,298	838,899
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (c)		1,187,697	1,019,982
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (c)		1,105,120	1,013,638
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (c)		3,079,781	2,725,562
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		70,326	71,310
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		16,376,575	16,368,387
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.8917% 3/26/37 (b)(c)		6,546,636	6,458,724
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (b)		5,577,905	5,547,491
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (c)		860,749	814,394
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (b)(c)		338,705	301,377
Class B6, 3.2735% 6/10/35 (b)(c)		75,519	68,111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (c)		22,262	21,697
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (c)		121,227	118,152
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (c)		11,181,170	10,714,012
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.8479% 1/25/35 (c)		2,808,489	2,787,869
Series 2005-AR10 Class 2A15, 2.7505% 6/25/35 (c)		14,051,169	14,305,216
Series 2005-AR2:
Class 1A2, 2.6956% 3/25/35 (c)		1,719,236	1,575,931
Class 3A1, 2.7072% 3/25/35 (c)		24,984,307	25,034,195
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.3738% 6/27/36 (b)(c)		2,937,222	2,886,837

TOTAL PRIVATE SPONSOR			173,915,462

U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.2358% 2/25/32 (c)		30,874	31,207
Series 2002-39 Class FD, 1.4295% 3/18/32 (c)		50,069	50,902
Series 2002-60 Class FV, 1.4358% 4/25/32 (c)		65,504	66,708
Series 2002-63 Class FN, 1.4358% 10/25/32 (c)		88,327	89,917
Series 2002-7 Class FC, 1.1858% 1/25/32 (c)		32,903	33,553
Series 2002-94 Class FB, 0.8358% 1/25/18 (c)		32,335	32,405
Series 2003-118 Class S, 7.6642% 12/25/33 (c)(l)(m)		1,022,009	235,079
Series 2006-104 Class GI, 6.2442% 11/25/36 (c)(l)(m)		754,287	154,029
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		48,615	53,142
Series 1993-207 Class H, 6.5% 11/25/23		591,472	661,858
Series 1996-28 Class PK, 6.5% 7/25/25		190,208	213,018
Series 1999-17 Class PG, 6% 4/25/29		506,283	554,259
Series 1999-32 Class PL, 6% 7/25/29		455,176	499,237
Series 1999-33 Class PK, 6% 7/25/29		291,695	320,413
Series 2001-52 Class YZ, 6.5% 10/25/31		35,731	42,049
Series 2002-9 Class PC, 6% 3/25/17		13,450	13,699
Series 2003-28 Class KG, 5.5% 4/25/23		342,945	372,102
Series 2004-21 Class QE, 4.5% 11/25/32		47,149	47,981
Series 2005-102 Class CO, 11/25/35(n)		275,114	248,633
Series 2005-73 Class SA, 16.4169% 8/25/35 (c)(m)		106,029	138,001
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	498,212
Series 2006-105 Class MD, 5.5% 6/25/35		142,410	143,394
Series 2006-12 Class BO, 10/25/35(n)		1,196,351	1,133,795
Series 2006-37 Class OW, 5/25/36(n)		131,799	121,607
Series 2006-45 Class OP, 6/25/36(n)		363,770	328,659
Series 2006-62 Class KP, 4/25/36(n)		536,873	499,890
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		99,596	117,544
Series 1999-25 Class Z, 6% 6/25/29		393,711	447,191
Series 2001-20 Class Z, 6% 5/25/31		527,622	578,581
Series 2001-31 Class ZC, 6.5% 7/25/31		273,707	317,509
Series 2002-16 Class ZD, 6.5% 4/25/32		136,174	159,611
Series 2002-74 Class SV, 7.1142% 11/25/32 (c)(l)		656,488	123,829
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		3,677,346	471,630
Series 06-116 Class SG, 6.2042% 12/25/36 (c)(l)(m)		503,162	97,727
Series 07-40 Class SE, 6.0042% 5/25/37 (c)(l)(m)		315,929	53,332
Series 1993-165 Class SH, 18.5671% 9/25/23 (c)(m)		23,802	32,572
Series 2003-21 Class SK, 7.6642% 3/25/33 (c)(l)(m)		84,766	16,894
Series 2003-35 Class TQ, 7.0642% 5/25/18 (c)(l)(m)		33,096	1,804
Series 2005-72 Class ZC, 5.5% 8/25/35		3,235,077	3,650,336
Series 2007-57 Class SA, 38.0052% 6/25/37 (c)(m)		244,410	522,665
Series 2007-66:
Class SA, 36.9852% 7/25/37 (c)(m)		365,850	749,616
Class SB, 36.9852% 7/25/37 (c)(m)		163,861	324,938
Series 2007-75 Class JI, 6.1092% 8/25/37 (c)(l)		11,524,214	2,058,423
Series 2008-12 Class SG, 5.9142% 3/25/38 (c)(l)(m)		2,133,274	382,656
Series 2009-114 Class AI, 5% 12/25/23 (l)		298,840	9,185
Series 2009-16 Class SA, 5.8142% 3/25/24 (c)(l)(m)		126,582	2,955
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		149,694	6,122
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		203,127	14,328
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		304,349	20,675
Series 2010-112 Class SG, 5.9242% 6/25/21 (c)(l)(m)		251,735	16,660
Series 2010-12 Class AI, 5% 12/25/18 (l)		673,044	29,972
Series 2010-135 Class LS, 5.6142% 12/25/40 (c)(l)(m)		1,940,330	348,202
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,906,240	242,419
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		194,110	10,503
Series 2010-23:
Class AI, 5% 12/25/18 (l)		274,153	10,969
Class HI, 4.5% 10/25/18 (l)		201,099	8,588
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		606,251	23,748
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		664,143	42,259
Series 2011-39 Class ZA, 6% 11/25/32		1,316,891	1,516,583
Series 2011-67 Class AI, 4% 7/25/26 (l)		582,937	60,917
Series 2011-83 Class DI, 6% 9/25/26 (l)		917,407	111,884
Series 2013-N1 Class A, 6.2842% 6/25/35 (c)(l)(m)		1,549,934	374,034
Series 2015-70 Class JC, 3% 10/25/45		10,961,534	11,437,945
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (l)		97,374	3,985
Class 5, 5.5% 7/25/33 (l)		286,708	59,865
Series 343 Class 16, 5.5% 5/25/34 (l)		237,200	40,073
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		169,044	36,991
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		115,072	20,549
Class 13, 6% 3/25/34 (l)		153,920	31,154
Series 359 Class 19, 6% 7/25/35 (c)(l)		104,717	18,700
Series 384 Class 6, 5% 7/25/37 (l)		1,355,860	250,559
Freddie Mac:
floater:
Series 2412 Class FK, 1.227% 1/15/32 (c)		25,516	25,783
Series 2423 Class FA, 1.327% 3/15/32 (c)		34,260	34,757
Series 2424 Class FM, 1.427% 3/15/32 (c)		38,096	38,799
Series 2432:
Class FE, 1.327% 6/15/31 (c)		61,189	62,119
Class FG, 1.327% 3/15/32 (c)		20,560	20,857
floater target amortization class Series 3366 Class FD, 0.677% 5/15/37 (c)		1,470,527	1,462,588
planned amortization class:
Series 2006-15 Class OP, 3/25/36(n)		997,280	899,699
Series 2095 Class PE, 6% 11/15/28		560,126	616,082
Series 2101 Class PD, 6% 11/15/28		52,154	57,081
Series 2121 Class MG, 6% 2/15/29		219,782	240,863
Series 2131 Class BG, 6% 3/15/29		1,504,220	1,653,581
Series 2137 Class PG, 6% 3/15/29		246,883	270,859
Series 2154 Class PT, 6% 5/15/29		382,897	419,599
Series 2162 Class PH, 6% 6/15/29		93,237	101,892
Series 2425 Class JH, 6% 3/15/17		21,621	22,060
Series 2520 Class BE, 6% 11/15/32		526,771	578,713
Series 2585 Class KS, 7.173% 3/15/23 (c)(l)(m)		34,379	4,435
Series 2693 Class MD, 5.5% 10/15/33		5,723,126	6,477,837
Series 2802 Class OB, 6% 5/15/34		1,003,375	1,127,369
Series 2937 Class KC, 4.5% 2/15/20		1,174,434	1,219,411
Series 2962 Class BE, 4.5% 4/15/20		1,220,777	1,276,282
Series 3002 Class NE, 5% 7/15/35		1,435,318	1,580,579
Series 3110 Class OP, 9/15/35(n)		677,989	660,404
Series 3119 Class PO, 2/15/36(n)		1,133,112	1,036,147
Series 3121 Class KO, 3/15/36(n)		218,960	199,313
Series 3123 Class LO, 3/15/36(n)		658,327	601,284
Series 3145 Class GO, 4/15/36(n)		624,145	596,492
Series 3189 Class PD, 6% 7/15/36		1,454,578	1,625,571
Series 3225 Class EO, 10/15/36(n)		378,381	342,037
Series 3258 Class PM, 5.5% 12/15/36		626,588	704,655
Series 3415 Class PC, 5% 12/15/37		538,679	588,493
Series 3786 Class HI, 4% 3/15/38 (l)		1,734,586	180,706
Series 3806 Class UP, 4.5% 2/15/41		3,450,637	3,715,862
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,727,826
sequential payer:
Series 2135 Class JE, 6% 3/15/29		108,202	118,574
Series 2274 Class ZM, 6.5% 1/15/31		117,978	136,734
Series 2281 Class ZB, 6% 3/15/30		297,484	324,823
Series 2303 Class ZV, 6% 4/15/31		130,672	143,757
Series 2357 Class ZB, 6.5% 9/15/31		894,717	1,053,276
Series 2502 Class ZC, 6% 9/15/32		263,377	290,986
Series 2519 Class ZD, 5.5% 11/15/32		459,468	499,561
Series 2546 Class MJ, 5.5% 3/15/23		215,383	229,618
Series 2601 Class TB, 5.5% 4/15/23		103,323	113,611
Series 2998 Class LY, 5.5% 7/15/25		278,608	305,301
Series 06-3115 Class SM, 6.173% 2/15/36 (c)(l)(m)		414,236	72,729
Series 2013-4281 Class AI, 4% 12/15/28 (l)		6,295,721	671,460
Series 2844:
Class SC, 44.0245% 8/15/24 (c)(m)		13,700	23,435
Class SD, 80.899% 8/15/24 (c)(m)		20,155	47,499
Series 2935 Class ZK, 5.5% 2/15/35		4,500,776	5,153,231
Series 2947 Class XZ, 6% 3/15/35		1,595,791	1,819,681
Series 3055 Class CS, 6.163% 10/15/35 (c)(l)		595,369	110,786
Series 3244 Class SG, 6.233% 11/15/36 (c)(l)(m)		1,427,439	317,513
Series 3274 Class SM, 6.003% 2/15/37 (c)(l)		694,861	127,961
Series 3284 Class CI, 5.693% 3/15/37 (c)(l)		3,346,836	632,788
Series 3287 Class SD, 6.323% 3/15/37 (c)(l)(m)		2,172,738	453,158
Series 3297 Class BI, 6.333% 4/15/37 (c)(l)(m)		3,192,434	669,540
Series 3336 Class LI, 6.153% 6/15/37 (c)(l)		1,124,110	176,653
Series 3772 Class BI, 4.5% 10/15/18 (l)		723,110	31,596
Series 3949 Class MK, 4.5% 10/15/34		1,021,588	1,107,388
Series 3955 Class YI, 3% 11/15/21 (l)		3,482,292	194,965
Series 4471 Class PA 4% 12/15/40		14,295,586	15,201,026
target amortization class Series 2156 Class TC, 6.25% 5/15/29		313,972	347,474
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.327% 2/15/24 (c)		128,742	130,164
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		220,164	241,751
Series 2056 Class Z, 6% 5/15/28		429,218	470,915
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		9,383,478	10,591,026
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (c)(l)(m)		609,756	104,349
Series 2010-H03 Class FA, 0.9719% 3/20/60 (c)(o)		6,866,388	6,822,108
Series 2010-H17 Class FA, 0.7519% 7/20/60 (c)(o)		734,075	722,252
Series 2010-H18 Class AF, 0.551% 9/20/60 (c)(o)		888,356	873,207
Series 2010-H19 Class FG, 0.551% 8/20/60 (c)(o)		1,034,530	1,017,165
Series 2010-H27 Series FA, 0.631% 12/20/60 (c)(o)		1,799,821	1,774,592
Series 2011-H05 Class FA, 0.751% 12/20/60 (c)(o)		2,838,086	2,813,635
Series 2011-H07 Class FA, 0.9295% 2/20/61 (c)(o)		5,480,783	5,435,977
Series 2011-H12 Class FA, 0.9195% 2/20/61 (c)(o)		7,265,898	7,203,201
Series 2011-H13 Class FA, 0.751% 4/20/61 (c)(o)		2,771,355	2,748,000
Series 2011-H14:
Class FB, 0.751% 5/20/61 (c)(o)		3,170,387	3,140,633
Class FC, 0.751% 5/20/61 (c)(o)		2,908,497	2,882,475
Series 2011-H17 Class FA, 0.781% 6/20/61 (c)(o)		3,830,383	3,803,424
Series 2011-H21 Class FA, 0.851% 10/20/61 (c)(o)		7,421,307	7,384,735
Series 2012-H01 Class FA, 0.951% 11/20/61 (c)(o)		3,617,245	3,612,112
Series 2012-H03 Class FA, 0.951% 1/20/62 (c)(o)		2,298,576	2,295,291
Series 2012-H06 Class FA, 0.881% 1/20/62 (c)(o)		3,491,170	3,477,260
Series 2012-H07 Class FA, 0.881% 3/20/62 (c)(o)		2,100,985	2,092,441
Series 2012-H23 Class WA, 0.771% 10/20/62 (c)(o)		1,847,894	1,831,647
Series 2012-H26, Class CA, 0.781% 7/20/60 (c)(o)		7,746,446	7,726,281
Series 2013-H07 Class BA, 0.611% 3/20/63 (c)(o)		3,022,649	2,973,859
Series 2014-H03 Class FA, 1.0295% 1/20/64 (c)(o)		3,356,840	3,345,998
Series 2014-H05 Class FB, 1.0295% 12/20/63 (c)(o)		8,634,482	8,581,683
Series 2014-H11 Class BA, 0.9295% 6/20/64 (c)(o)		13,409,231	13,281,009
Series 2014-H20 Class BF, 0.9295% 9/20/64 (c)(o)		42,999,296	42,573,995
Series 2015-H13 Class FL, 0.7095% 5/20/63 (c)(o)		21,066,248	20,979,083
Series 2015-H19 Class FA, 0.6295% 4/20/63 (c)(o)		19,456,614	19,352,805
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		525,133	604,162
Series 1997-8 Class PE, 7.5% 5/16/27		219,634	261,965
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,366,221	138,822
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,119,506	2,358,594
Series 2004-32 Class GS, 6.0745% 5/16/34 (c)(l)(m)		328,994	69,086
Series 2004-73 Class AL, 6.7695% 8/17/34 (c)(l)(m)		391,265	98,404
Series 2007-35 Class SC, 37.647% 6/16/37 (c)(m)		26,081	52,192
Series 2010-98 Class HS, 6.174% 8/20/40 (c)(l)		2,567,357	454,717
Series 2010-H10 Class FA, 0.7519% 5/20/60 (c)(o)		2,323,104	2,286,384
Series 2011-94 Class SA, 5.668% 7/20/41 (c)(l)(m)		2,374,626	375,960
Series 2012-76 Class GS, 6.2745% 6/16/42 (c)(l)(m)		1,303,877	260,733
Series 2012-97 Class JS, 5.8245% 8/16/42 (c)(l)(m)		4,177,876	761,159
Series 2013-124:
Class ES, 8.0987% 4/20/39 (c)(m)		4,142,567	4,587,141
Class ST, 8.232% 8/20/39 (c)(m)		7,781,810	8,987,639
Series 2013-147 Class A/S, 5.724% 10/20/43 (c)(l)		3,720,667	580,338
Series 2013-160 Class MS, 5.774% 9/20/32 (c)(l)(m)		5,565,715	1,095,598
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		32,564,728	33,234,434
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		27,515,608	28,094,115
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		6,359,161	6,482,284
Class JA, 2.5% 6/20/65 (o)		30,352,715	30,939,648
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (c)(l)		2,249,221	394,517

TOTAL U.S. GOVERNMENT AGENCY			405,386,555

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $576,551,100)			579,302,017

Commercial Mortgage Securities - 5.8%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	201,838
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,657
Series 1997-D5 Class PS1, 1.5885% 2/14/43 (c)(l)		368,536	2,664
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		1,500,000	1,425,525
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (c)		2,112,501	2,111,619
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		45,336,481	45,376,803
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,012,110
Series 2006-6 Class A3, 5.369% 10/10/45		654,317	654,093
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)		25,608,902	25,786,161
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		34,931	35,027
Series 2005-1 Class CJ, 5.5161% 11/10/42 (c)		134,497	134,385
Series 2005-5 Class D, 5.5604% 10/10/45 (c)		1,109,021	1,108,990
Series 2007-2 Class A4, 5.79% 4/10/49 (c)		8,292,000	8,409,899
Series 2007-3 Class A4, 5.7423% 6/10/49 (c)		18,063,827	18,546,028
Series 2008-1 Class D, 6.467% 2/10/51 (b)(c)		125,000	97,121
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,532,111	6,675,509
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	175,853
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		1,316,000	1,143,300
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (b)(c)		28,650	25,455
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (b)(c)		735,829	628,310
Class B1, 1.8358% 1/25/36 (b)(c)		31,146	21,453
Class M1, 0.8858% 1/25/36 (b)(c)		237,364	188,389
Class M2, 0.9058% 1/25/36 (b)(c)		71,209	54,834
Class M3, 0.9358% 1/25/36 (b)(c)		103,996	76,824
Class M4, 1.0458% 1/25/36 (b)(c)		57,515	41,557
Class M5, 1.0858% 1/25/36 (b)(c)		57,515	41,666
Class M6, 1.1358% 1/25/36 (b)(c)		61,088	44,398
Series 2006-3A Class M4, 0.8658% 10/25/36(b)(c)		30,041	3,312
Series 2007-1 Class A2, 0.7058% 3/25/37 (b)(c)		478,476	404,682
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (b)(c)		497,729	417,733
Class A2, 0.7558% 7/25/37 (b)(c)		465,060	368,168
Class M1, 0.8058% 7/25/37 (b)(c)		163,303	123,657
Class M2, 0.8458% 7/25/37 (b)(c)		89,235	62,361
Class M3, 0.9258% 7/25/37 (b)(c)		68,866	43,410
Series 2007-3:
Class A2, 0.7258% 7/25/37 (b)(c)		452,854	360,407
Class M1, 0.7458% 7/25/37 (b)(c)		98,356	73,664
Class M2, 0.7758% 7/25/37 (b)(c)		105,419	75,181
Class M3, 0.8058% 7/25/37 (b)(c)		166,115	81,510
Class M4, 0.9358% 7/25/37 (b)(c)		260,825	125,525
Class M5, 1.0358% 7/25/37 (b)(c)		125,673	26,410
Series 2007-4A Class M1, 1.3716% 9/25/37 (b)(c)		140,813	34,700
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)		4,834,814	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	608,079
Series 2006-T22 Class AJ, 5.8216% 4/12/38 (c)		400,000	400,042
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (c)		874,049	897,237
Series 2006-T22 Class B, 5.8216% 4/12/38 (b)(c)		200,000	203,990
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.6381% 3/11/39 (c)		450,000	449,518
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		691,184	727,881
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4646% 8/15/29 (b)(c)		832,000	760,413
Series 2014-CLMZ Class M, 6.1585% 8/15/29 (b)(c)		1,402,229	1,324,418
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1805% 8/15/26 (b)(c)		700,000	696,291
BWAY Mortgage Trust Series 2015-1740 Class E, 3.9516% 1/13/35 (b)(c)		1,000,000	971,988
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (b)(c)		181,348	174,374
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.431% 11/15/19 (b)(c)		2,788,000	2,697,062
Class F, 3.0147% 11/15/19 (b)(c)		392,000	366,628
Class MZA, 6.4075% 11/15/19 (b)(c)		1,964,000	1,924,432
Class MZB, 8.1529% 11/15/29 (b)(c)		1,158,000	1,131,524
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.827% 12/15/27 (b)(c)		19,194,797	19,131,759
Class DPA, 3.4255% 12/15/27 (b)(c)		6,164,000	5,776,525
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.76% 12/15/47 (b)(c)		750,000	826,394
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9145% 6/15/31 (b)(c)		511,000	493,040
Class YTC3, 2.9145% 6/15/31 (b)(c)		184,000	175,646
Series 2014-FL1, 2.9145% 6/15/31 (b)(c)		511,000	497,625
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		902,000	814,619
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		800,000	827,814
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	439,687
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2745% 9/10/46 (b)(c)		1,927,000	1,611,378
Series 2015-SHP2 Class E, 4.777% 7/15/27 (b)(c)		1,239,000	1,151,607
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		7,355,772	7,402,715
Series 2007-CD4 Class A4, 5.322% 12/11/49		24,098,085	24,625,947
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	101,256
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	21,709
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,192
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	13,754
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	6,771
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	23,634
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	103,484
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.574% 8/13/27 (b)(c)		735,000	696,979
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,051,769
Series 2012-CR5 Class D, 4.482% 12/10/45 (b)(c)		740,000	693,049
Series 2013-CR10:
Class C, 4.9505% 8/10/46(b)(c)		270,000	265,933
Class D, 4.9505% 8/10/46 (b)(c)		790,000	661,037
Class XA, 1.1309% 8/10/46 (c)(l)		35,913,377	1,528,524
Series 2013-CR12 Class D, 5.2536% 10/10/46 (b)(c)		1,680,000	1,515,254
Series 2013-CR9:
Class C, 4.3971% 7/10/45 (b)(c)		525,000	507,737
Class D, 4.3971% 7/10/45 (b)(c)		756,000	628,641
Series 2013-LC6 Class D, 4.4282% 1/10/46 (b)(c)		1,109,000	963,081
Series 2014-CR15 Class D, 4.9167% 2/10/47 (b)(c)		258,000	208,034
Series 2014-CR17 Class D, 4.9591% 5/10/47 (b)(c)		567,000	460,785
Series 2014-CR19 Class XA, 1.4501% 8/10/47 (c)(l)		53,077,786	3,578,865
Series 2014-CR20 Class XA, 1.3593% 11/10/47 (c)(l)		45,562,685	3,194,436
Series 2014-LC17 Class XA, 1.1645% 10/10/47 (c)(l)		51,726,312	2,551,654
Series 2014-UBS2 Class D, 5.1823% 3/10/47 (b)(c)		844,000	684,629
Series 2014-UBS4 Class XA, 1.4292% 8/10/47 (c)(l)		45,487,352	3,132,582
Series 2014-UBS6 Class XA, 1.2201% 12/10/47 (c)(l)		30,461,932	1,853,146
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,000,000	784,500
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	415,019
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (b)(c)		126,140	125,259
sequential payer Series 2006-C7 Class A1A, 5.9515% 6/10/46 (c)		1,353,071	1,356,510
Series 2005-LP5 Class F, 5.0942% 5/10/43 (b)(c)		1,290,000	1,287,084
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		1,179,254	1,145,554
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		647,504	681,554
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5421% 5/15/45 (c)		850,000	881,596
Class D, 5.5421% 5/15/45 (b)(c)		1,510,000	1,455,531
Series 2012-CR2:
Class E, 5.0165% 8/15/45 (b)(c)		1,727,000	1,590,073
Class F, 4.25% 8/15/45 (b)		1,418,000	1,126,149
Series 2012-LC4:
Class C, 5.8199% 12/10/44 (c)		260,000	276,137
Class D, 5.8199% 12/10/44 (b)(c)		1,143,000	1,113,881
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	293,384
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		544,000	479,696
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		731,000	611,729
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (c)		27,691	27,661
Series 2007-C3 Class A4, 5.8888% 6/15/39 (c)		16,584,995	16,995,523
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,269,796	1,310,684
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		989,487	1,023,277
Class H, 6% 5/17/40 (b)		90,315	73,737
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		394,448	397,814
Class G, 6.75% 11/15/30 (b)		180,000	186,796
Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (b)(c)(l)		1,108	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		134,763	134,973
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (b)(c)		3,043,000	2,937,576
Class C, 2.677% 3/15/17 (b)(c)		2,964,000	2,834,574
Class D, 3.627% 3/15/17 (b)(c)		4,485,000	4,254,078
Class E, 4.577% 3/15/17 (b)(c)		20,318,000	19,201,130
CSMC Trust floater Series 2015-DEAL:
Class E, 4.431% 4/15/29 (b)(c)		724,000	668,619
Class F, 5.181% 4/15/29 (b)(c)		1,453,000	1,321,337
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,297,579
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.836% 11/10/46 (b)(c)		500,000	513,695
Class E, 5.836% 11/10/46 (b)(c)		1,332,000	1,358,287
Class F, 5.836% 11/10/46 (b)(c)		1,560,000	1,446,808
Class G, 4.652% 11/10/46 (b)		1,654,000	1,369,578
Class XB, 0.3644% 11/10/46 (b)(c)(l)		20,920,000	290,861
Series 2011-LC3A Class D, 5.6252% 8/10/44 (b)(c)		462,000	456,419
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)		1,000,000	997,013
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6624% 12/25/43 (c)(l)		1,640,000	183,926
Series K012 Class X3, 2.3276% 1/25/41 (c)(l)		1,770,283	169,612
Series K013 Class X3, 2.8133% 1/25/43 (c)(l)		820,000	96,614
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (c)		49,075	48,985
sequential payer:
Series K030 Class A2, 3.25% 4/25/23		51,177,000	55,049,466
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,859,225
Series K034 Class A2, 3.531% 7/25/23		20,251,185	22,123,522
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,218,703
Series K032 Class A2, 3.31% 5/25/23		4,715,000	5,082,157
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,476,734
Series KAIV Class X2, 3.6147% 6/25/46 (c)(l)		420,000	69,355
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	5,111,336
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3674% 9/25/45 (b)(c)		1,815,000	1,931,306
Series 2011-K10 Class B, 4.79% 11/25/49 (b)(c)		500,000	528,816
Series 2011-K11 Class B, 4.5704% 12/25/48 (b)(c)		750,000	787,265
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(c)		18,910,000	18,777,335
Class CFX, 3.3822% 12/15/19 (b)(c)		14,152,000	13,767,644
Class DFX, 3.3822% 12/15/19 (b)(c)		11,994,000	11,341,679
Class EFX, 3.3822% 12/15/19 (b)(c)		1,750,000	1,605,054
Class FFX, 3.3822% 12/15/19 (b)(c)		383,000	344,567
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	42,884,737
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)		11,076,947	11,372,258
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		316,915	284,501
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		178,879	186,303
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	756,844
Series 1999-C3 Class K, 6.974% 8/15/36 (b)		385	385
GP Portfolio Trust Series 2014-GPP:
Class D, 3.1755% 2/15/27 (b)(c)		291,000	278,175
Class E, 4.2755% 2/15/27 (b)(c)		378,000	355,098
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		357,000	313,723
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,316,225	15,642,442
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (c)		12,767,440	12,798,824
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.2203% 8/10/43 (b)(c)		1,255,000	1,294,174
Class E, 4% 8/10/43 (b)		1,240,000	1,087,522
Class F, 4% 8/10/43 (b)		894,000	717,487
Class X, 1.6005% 8/10/43 (b)(c)(l)		5,067,702	266,807
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (b)(c)		614,960	605,583
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		4,827,132	4,866,056
Series 2010-C2:
Class D, 5.3577% 12/10/43 (b)(c)		720,000	681,780
Class XA, 0.3461% 12/10/43 (b)(c)(l)		3,318,009	24,023
Series 2011-GC5:
Class C, 5.4746% 8/10/44 (b)(c)		1,050,000	1,103,472
Class D, 5.4746% 8/10/44 (b)(c)		1,143,000	1,063,986
Class E, 5.4746% 8/10/44 (b)(c)		210,000	190,292
Class F, 4.5% 8/10/44 (b)		1,020,000	739,940
Series 2012-GC6:
Class D, 5.8183% 1/10/45 (b)(c)		945,000	877,800
Class E, 5% 1/10/45 (b)(c)		412,000	353,124
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	283,690
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		630,000	643,078
Class D, 5.9069% 5/10/45 (b)(c)		2,162,000	1,992,088
Class E, 5% 5/10/45 (b)		1,311,000	1,047,353
Class F, 5% 5/10/45 (b)		2,079,000	1,518,896
Series 2012-GCJ9:
Class D, 5.016% 11/10/45 (b)(c)		1,972,000	1,708,764
Class E, 5.016% 11/10/45 (b)(c)		1,290,000	1,047,065
Series 2013-GC10 Class D, 4.5574% 2/10/46 (b)(c)		899,000	745,397
Series 2013-GC12 Class D, 4.6152% 6/10/46 (b)(c)		219,000	176,370
Series 2013-GC13 Class D, 4.2041% 7/10/46 (b)(c)		1,858,000	1,453,580
Series 2013-GC16:
Class C, 5.493% 11/10/46 (c)		662,844	687,804
Class D, 5.493% 11/10/46 (b)(c)		1,009,000	843,310
Class F, 3.5% 11/10/46 (b)		999,000	706,493
Series 2015-GC34 Class XA, 1.5357% 10/10/48 (c)(l)		29,555,722	2,821,812
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.677% 7/15/29 (b)(c)		617,000	556,746
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)		2,450,000	2,442,307
Class DFX, 4.4065% 11/5/30 (b)		23,706,000	23,631,812
Class EFX, 5.6086% 11/5/30 (b)(c)		2,000,000	1,998,534
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.9155% 11/15/29 (b)(c)		406,000	379,452
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7128% 9/15/47 (b)(c)		525,000	371,777
Series 2015-C32 Class C, 4.8191% 11/15/48 (c)		846,000	745,033
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.5755% 7/15/28 (b)(c)		500,000	499,171
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	472,618
Series 2003-C1 Class F, 5.6028% 1/12/37 (b)(c)		250,000	246,390
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		380,000	438,631
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	2,161,781
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	755,313
Series 2012-CBX:
Class C, 5.412% 6/15/45 (c)		250,000	247,616
Class D, 5.412% 6/16/45 (b)(c)		690,000	673,841
Class E, 5.412% 6/15/45 (b)(c)		620,000	566,010
Class F, 4% 6/15/45 (b)		820,000	641,452
Class G 4% 6/15/45 (b)		1,079,000	743,167
Class XA, 1.9192% 6/15/45 (c)(l)		160,490,970	10,374,682
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.3305% 4/15/27 (b)(c)		3,000,000	2,963,082
Class C, 2.0805% 4/15/27 (b)(c)		4,460,000	4,320,937
Class D, 2.6805% 4/15/27 (b)(c)		9,517,000	9,117,786
Series 2014-FBLU Class E, 3.9255% 12/15/28 (b)(c)		1,058,000	984,367
Series 2014-INN:
Class E, 4.027% 6/15/29 (b)(c)		683,000	671,255
Class F, 4.431% 6/15/29 (b)(c)		1,006,000	938,413
Series 2015-CSMO Class D, 3.7255% 1/15/32 (b)(c)		2,184,000	2,074,059
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		14,542,858	14,640,794
Class A4, 5.552% 5/12/45		4,135,443	4,156,771
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,102,782	6,181,004
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,397,530	5,435,897
Series 2006-LDP9 Class A3, 5.336% 5/15/47		8,692,286	8,829,684
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,257,199	2,302,880
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (c)		12,106,333	12,446,586
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (c)		29,428,107	30,014,992
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,269,500	23,725,961
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	168,383
Series 2004-LN2 Class D, 5.5653% 7/15/41 (c)		420,000	33,237
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		660,000	659,559
Class F, 5.01% 7/15/42 (c)		189,000	173,658
Series 2005-LDP5 Class AJ, 5.6888% 12/15/44 (c)		1,722	1,721
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (c)		8,828,007	8,835,552
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		104,633	2
Series 2011-C3:
Class E, 5.7587% 2/15/46 (b)(c)		651,000	642,863
Class J, 4.409% 2/15/46 (b)(c)		106,000	82,687
Series 2011-C4:
Class E, 5.6088% 7/15/46 (b)(c)		1,130,000	1,105,502
Class F, 3.873% 7/15/46 (b)		105,000	87,250
Class H, 3.873% 7/15/46 (b)		674,250	483,152
Class NR, 3.873% 7/15/46 (b)		385,000	231,773
Class TAC2, 7.99% 7/15/46 (b)		671,000	694,091
Series 2011-C5:
Class B. 5.5% 8/15/46 (b)(c)		1,140,000	1,242,123
Class C, 5.5% 8/15/46 (b)(c)		1,102,648	1,147,360
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,115,000	1,032,369
Class D, 4.3795% 4/15/46 (c)		1,535,000	1,323,822
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,087,936
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	787,385
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	1,001,821
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		945,000	844,960
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,133,672
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (c)		21,075,038	21,810,474
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6:
Class A4, 5.372% 9/15/39		837,265	845,031
Class AM, 5.413% 9/15/39		1,500,000	1,521,096
Series 2006-C7:
Class A2, 5.3% 11/15/38		234,635	237,054
Class AM, 5.378% 11/15/38		160,000	162,559
Series 2007-C1 Class A4, 5.424% 2/15/40		16,075,616	16,383,182
Series 2007-C2 Class A3, 5.43% 2/15/40		3,220,016	3,284,324
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		59,947	59,933
Series 2006-C4:
Class AJ, 6.0474% 6/15/38 (c)		1,060,000	1,068,058
Class AM, 6.0474% 6/15/38 (c)		500,000	503,099
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,854,059	1,894,777
Series 2007-C7 Class A3, 5.866% 9/15/45		12,556,805	13,227,840
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (b)(c)		19,205,973	19,074,214
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0823% 1/20/41 (b)(c)		256,000	227,574
Class E, 5.0823% 1/20/41 (b)(c)		400,000	323,187
Mach One Trust LLC Series 2004-1A Class H, 6.0631% 5/28/40 (b)(c)		32,323	32,065
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3782% 10/12/39 (b)(c)	CAD	320,000	236,796
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		165,835	165,570
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (b)(c)		500,249	499,341
Series 2006-C1:
Class AJ, 5.9079% 5/12/39 (c)		1,444,000	1,413,934
Class AM, 5.9079% 5/12/39 (c)		100,000	100,079
Series 2007-C1 Class A4, 6.0317% 6/12/50 (c)		9,429,517	9,696,058
Series 2008-C1 Class A4, 5.69% 2/12/51		2,868,282	3,011,462
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (c)		730,853	739,322
Series 2007-5 Class A4, 5.378% 8/12/48		16,678,686	16,989,769
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,650,000	14,985,274
Series 2007-7 Class A4, 5.81% 6/12/50 (c)		6,018,926	6,223,978
Series 2007-6 Class B, 5.635% 3/12/51 (c)		1,902,000	534,083
Series 2007-8 Class A3, 6.0719% 8/12/49 (c)		1,638,661	1,700,348
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	656,113
Series 2012-C6 Class D, 4.8124% 11/15/45 (b)(c)		1,357,000	1,231,752
Series 2013-C12 Class D, 4.9251% 10/15/46 (b)(c)		1,000,000	896,493
Series 2013-C13:
Class D, 5.0569% 11/15/46 (b)(c)		1,019,000	916,504
Class E, 5.0569% 11/15/46 (b)(c)		887,000	700,404
Series 2013-C7:
Class D, 4.4364% 2/15/46 (b)(c)		810,000	717,761
Class E, 4.4364% 2/15/46 (b)(c)		340,000	283,836
Series 2013-C8 Class D, 4.3081% 12/15/48 (b)(c)		400,000	335,699
Series 2013-C9:
Class C, 4.2116% 5/15/46 (c)		620,000	597,384
Class D, 4.2996% 5/15/46 (b)(c)		1,740,000	1,454,907
Series 2015-C25 Class XA, 1.3069% 10/15/48 (c)(l)		47,871,013	3,728,419
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.631% 7/15/19 (b)(c)		357,716	353,423
Class J, 0.8555% 7/15/19 (b)(c)		335,939	326,992
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (b)(c)		278,504	278,523
Class E, 0.6755% 10/15/20 (b)(c)		834,661	834,704
Class F, 0.7255% 10/15/20 (b)(c)		500,899	500,925
Class G, 0.7655% 10/15/20 (b)(c)		619,188	619,220
Class H, 0.8555% 10/15/20 (b)(c)		389,758	390,152
Class J, 1.0055% 10/15/20 (b)(c)		225,021	217,868
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	628,069
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,243
Series 2012-C4 Class E, 5.7086% 3/15/45 (b)(c)		1,483,000	1,370,954
Series 1997-RR Class F, 7.4214% 4/30/39 (b)(c)		58,472	56,990
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		186,069	186,282
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,164
Class O, 5.91% 11/15/31 (b)		160,563	131,505
Series 2004-IQ7 Class E, 5.3157% 6/15/38 (b)(c)		53,363	54,161
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	732,718
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	91,266,663
Series 2011-C1:
Class C, 5.6077% 9/15/47 (b)(c)		970,000	1,030,387
Class D, 5.6077% 9/15/47 (b)(c)		1,760,000	1,790,349
Class E, 5.6077% 9/15/47 (b)(c)		573,100	550,473
Series 2011-C2:
Class D, 5.4878% 6/15/44 (b)(c)		580,000	590,266
Class E, 5.4878% 6/15/44 (b)(c)		600,000	589,377
Class F, 5.4878% 6/15/44 (b)(c)		550,000	498,418
Class XB, 0.5365% 6/15/44 (b)(c)(l)		9,001,008	222,729
Series 2011-C3:
Class C, 5.3509% 7/15/49 (b)(c)		1,000,000	1,039,860
Class D, 5.3509% 7/15/49 (b)(c)		1,130,000	1,118,460
Class E, 5.3509% 7/15/49 (b)(c)		505,000	495,743
Class G, 5.3509% 7/15/49 (b)(c)		924,000	735,023
Series 2012-C4:
Class D, 5.7086% 3/15/45 (b)(c)		330,000	312,717
Class F, 3.07% 3/15/45 (b)		623,000	454,907
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	667,463
Class F, 4.4382% 9/9/32 (b)(c)		651,000	564,729
Series 2015-MS1:
Class C, 4.1636% 5/15/48 (c)		734,000	659,951
Class D, 4.1636% 5/15/48 (b)(c)		437,000	326,119
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	552,580
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.7448% 7/15/33 (b)(c)		150,000	164,955
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		1,949,000	1,844,791
Class F, 5% 2/5/30 (b)		499,000	452,922
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	221,887
Series 2015-HAUL, Class D, 5.0127% 9/5/47 (b)(c)		285,000	263,791
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		185,669	188,268
Class D, 6.45% 1/22/26 (b)		740,731	782,667
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,044,096	1,309,296
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	79,855
Class G, 4.456% 9/12/38 (b)	CAD	54,000	39,980
Class H, 4.456% 9/12/38 (b)	CAD	36,000	26,164
Class J, 4.456% 9/12/38 (b)	CAD	36,000	25,489
Class K, 4.456% 9/12/38 (b)	CAD	18,000	12,405
Class L, 4.456% 9/12/38 (b)	CAD	26,000	17,076
Class M, 4.456% 9/12/38 (b)	CAD	104,391	64,171
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	94,093
Class G, 4.57% 4/12/23	CAD	42,000	31,198
Class H, 4.57% 4/12/23	CAD	42,000	31,033
Class J, 4.57% 4/12/23	CAD	42,000	30,869
Class K, 4.57% 4/12/23	CAD	21,000	15,353
Class L, 4.57% 4/12/23	CAD	63,000	45,817
Class M, 4.57% 4/12/23	CAD	155,242	101,347
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		241,788	73,526
SCG Trust Series 2013-SRP1 Class D, 3.7692% 11/15/26 (b)(c)		1,906,000	1,850,293
Starwood Retail Property Trust Series 2014-STAR Class D, 3.676% 11/15/27 (b)(c)		1,511,000	1,447,998
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5106% 8/15/39 (c)		67,211	67,443
Series 2007-C4 Class F, 5.5106% 8/15/39 (c)		820,000	778,024
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		270,000	271,900
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7188% 5/10/45 (b)(c)		1,197,000	1,167,035
Class F, 5% 5/10/45 (b)(c)		430,700	309,837
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		310,000	286,948
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		970,000	895,959
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,243,152
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	197,406
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,056,666	8,204,715
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,042,962
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,570,995
Series 2007-C32 Class A3, 5.8991% 6/15/49 (c)		40,608,000	41,484,905
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (c)		31,129,802	32,152,139
Class A5, 6.1491% 2/15/51 (c)		19,259,000	20,241,820
Series 2004-C11:
Class D, 5.2932% 1/15/41 (c)		360,000	363,943
Class E, 5.3432% 1/15/41 (c)		327,000	330,764
Series 2006-C27 Class A1A, 5.749% 7/15/45 (c)		21,383,581	21,482,021
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6837% 11/15/43 (b)(c)(l)		20,614,217	514,551
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	563,989
Class D, 4.9359% 10/15/45 (b)(c)		1,621,000	1,426,764
Series 2013-LC12 Class C, 4.2984% 7/15/46 (c)		760,000	720,115
Series 2015-C31 Class XA, 1.2791% 11/15/48 (c)(l)		38,711,660	2,996,604
Series 2015-NXS4 Class E, 3.7565% 12/15/48 (b)(c)		588,000	384,774
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	241,996
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	372,504
Class D, 5.7491% 3/15/44 (b)(c)		800,000	808,396
Class E, 5% 3/15/44 (b)		890,000	774,571
Class F, 5% 3/15/44 (b)		693,000	554,465
Series 2011-C4:
Class D, 5.4331% 6/15/44 (b)(c)		408,000	404,596
Class E, 5.4331% 6/15/44 (b)(c)		439,432	421,545
Series 2011-C5:
Class C, 5.8221% 11/15/44 (b)(c)		260,000	274,604
Class D, 5.8221% 11/15/44 (b)(c)		600,000	612,221
Class E, 5.8221% 11/15/44 (b)(c)		1,410,000	1,408,283
Class F, 5.25% 11/15/44 (b)(c)		933,000	733,501
Class G, 5.25% 11/15/44 (b)(c)		329,000	244,323
Class XA, 2.1062% 11/15/44 (b)(c)(l)		4,873,814	344,369
Series 2012-C10:
Class D, 4.6025% 12/15/45 (b)(c)		422,000	388,210
Class E, 4.6025% 12/15/45 (b)(c)		1,190,000	870,792
Class F, 4.6025% 12/15/45 (b)(c)		1,726,000	1,159,261
Series 2012-C6 Class D, 5.7461% 4/15/45 (b)(c)		540,000	519,642
Series 2012-C7:
Class C, 4.9927% 6/15/45 (c)		1,270,000	1,287,750
Class E, 4.9927% 6/15/45 (b)(c)		2,501,000	2,330,572
Class F, 4.5% 6/15/45 (b)		357,000	292,090
Class G, 4.5% 6/15/45 (b)		1,076,000	731,317
Series 2012-C8 Class D, 5.0369% 8/15/45 (b)(c)		650,000	631,536
Series 2013-C11:
Class D, 4.3185% 3/15/45 (b)(c)		870,000	741,051
Class E, 4.3185% 3/15/45 (b)(c)		1,750,000	1,390,616
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	502,684
Series 2013-UBS1 Class D, 4.784% 3/15/46 (b)(c)		605,000	528,882
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1473% 11/15/29 (b)(c)		1,054,900	1,024,131
Class G, 3.447% 11/15/29 (b)(c)		164,703	147,069
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,291,550,697)			1,280,771,293

Municipal Securities - 2.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,800,418
7.3% 10/1/39		27,595,000	39,285,070
7.5% 4/1/34		9,105,000	13,064,856
7.55% 4/1/39		18,745,000	27,823,578
7.6% 11/1/40		29,220,000	44,097,947
7.625% 3/1/40		10,110,000	15,042,265
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,429,617
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,131,844
Series 2012 B, 5.432% 1/1/42		3,285,000	2,716,071
6.314% 1/1/44		19,560,000	17,699,844
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	8,990,478
4.95% 6/1/23		24,240,000	25,240,627
5.1% 6/1/33		63,045,000	58,613,567
Series 2010 5, 6.2% 7/1/21		8,160,000	8,889,096
Series 2010-1, 6.63% 2/1/35		11,945,000	12,940,377
Series 2010-3:
5.547% 4/1/19		330,000	352,080
6.725% 4/1/35		17,810,000	19,513,348
7.35% 7/1/35		8,165,000	8,978,316
Series 2011:
4.961% 3/1/16		1,035,000	1,035,000
5.365% 3/1/17		395,000	408,675
5.665% 3/1/18		21,275,000	22,463,847
5.877% 3/1/19		77,850,000	84,148,844
Series 2013:
2.69% 12/1/17		3,365,000	3,391,281
3.14% 12/1/18		3,490,000	3,524,167
TOTAL MUNICIPAL SECURITIES
(Cost $433,454,420)			439,581,213

Foreign Government and Government Agency Obligations - 1.0%
Argentine Republic:
7% 4/17/17		$19,280,000	$19,450,307
8.28% 12/31/33 (d)		1,955,847	2,297,143
8.75% 6/2/17 (d)		3,410,000	3,964,125
Azerbaijan Republic 4.75% 3/18/24 (b)		760,000	697,710
Belarus Republic 8.95% 1/26/18		4,560,000	4,697,256
Brazilian Federative Republic:
4.25% 1/7/25		11,895,000	10,170,225
5.625% 1/7/41		14,715,000	11,404,125
7.125% 1/20/37		4,305,000	4,003,650
8.25% 1/20/34		5,480,000	5,644,400
Buenos Aires Province:
9.375% 9/14/18 (b)		1,210,000	1,258,400
9.95% 6/9/21 (b)		535,000	561,750
10.875% 1/26/21 (Reg. S)		5,610,000	6,030,750
City of Buenos Aires:
8.95% 2/19/21 (b)		1,260,000	1,345,050
9.95% 3/1/17 (b)		793,000	823,868
Colombian Republic:
5% 6/15/45		400,000	335,000
5.625% 2/26/44		550,000	496,375
6.125% 1/18/41		5,000	4,763
7.375% 9/18/37		1,145,000	1,239,463
10.375% 1/28/33		2,100,000	2,829,750
Congo Republic 4% 6/30/29 (p)		4,884,748	3,468,782
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	239,625
5.625% 4/30/43 (b)		490,000	352,800
7% 4/4/44 (b)		1,450,000	1,221,625
Croatia Republic:
5.5% 4/4/23 (b)		410,000	427,348
6% 1/26/24 (b)		600,000	643,800
6.375% 3/24/21 (b)		560,000	605,136
6.625% 7/14/20 (b)		545,000	592,006
6.75% 11/5/19 (b)		350,000	380,737
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,355,000	1,308,253
6.25% 7/27/21 (b)		360,000	336,318
Dominican Republic:
1.4674% 8/30/24 (c)		3,540,000	3,463,890
5.5% 1/27/25 (b)		535,000	514,938
6.85% 1/27/45 (b)		1,395,000	1,300,838
6.875% 1/29/26 (b)		1,145,000	1,182,213
7.45% 4/30/44 (b)		2,240,000	2,223,200
7.5% 5/6/21 (b)		1,880,000	2,025,700
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	204,063
7.65% 6/15/35 (Reg. S)		50,000	41,375
Georgia Republic 6.875% 4/12/21 (b)		495,000	519,750
German Federal Republic:
0.5% 2/15/26(Reg. S)	EUR	575,000	649,642
1.5% 2/15/23	EUR	520,000	635,739
Hungarian Republic:
5.375% 3/25/24		594,000	660,035
5.75% 11/22/23		1,410,000	1,593,822
7.625% 3/29/41		1,100,000	1,514,700
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,196,557
3.375% 4/15/23 (b)		555,000	534,380
4.75% 1/8/26 (b)		745,000	770,100
4.875% 5/5/21 (b)		490,000	521,127
5.25% 1/17/42 (b)		715,000	682,222
5.375% 10/17/23		400,000	430,366
5.95% 1/8/46 (b)		730,000	757,391
6.625% 2/17/37 (b)		1,450,000	1,574,751
6.75% 1/15/44 (b)		490,000	541,660
7.75% 1/17/38 (b)		2,645,000	3,167,033
8.5% 10/12/35 (Reg. S)		2,385,000	3,030,775
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		2,560,000	2,562,330
7.125% 3/31/16 (Reg. S)		100,000	100,091
7.25% 4/15/19 (b)		2,685,000	2,745,002
8.25% 4/15/24 (b)		1,000,000	1,008,450
8.25% 9/30/25 (b)		250,000	252,402
Ivory Coast 5.75% 12/31/32		3,150,000	2,775,938
Kazakhstan Republic:
5.125% 7/21/25 (b)		715,000	724,867
6.5% 7/21/45 (b)		645,000	647,387
Lebanese Republic:
4% 12/31/17		1,989,000	1,971,596
5.45% 11/28/19		575,000	564,961
Panamanian Republic:
6.7% 1/26/36		320,000	400,000
8.875% 9/30/27		285,000	405,413
9.375% 4/1/29		365,000	541,113
Peruvian Republic 4% 3/7/27 (p)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		565,000	838,248
9.5% 2/2/30		745,000	1,229,780
Provincia de Cordoba 12.375% 8/17/17 (b)		1,990,000	2,089,500
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,400,000	1,346,478
Republic of Armenia:
6% 9/30/20 (b)		2,256,000	2,182,680
7.15% 3/26/25 (b)		995,000	957,688
Republic of Iceland 5.875% 5/11/22 (b)		560,000	640,855
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,375,000	2,749,863
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,285,246
Republic of Serbia:
6.75% 11/1/24 (b)		2,080,873	2,153,704
7.25% 9/28/21 (b)		1,450,000	1,629,510
Romanian Republic:
4.375% 8/22/23 (b)		706,000	752,617
6.125% 1/22/44 (b)		534,000	641,070
Russian Federation:
4.875% 9/16/23 (b)		1,335,000	1,379,189
5% 4/29/20 (b)		625,000	652,188
5.625% 4/4/42 (b)		1,000,000	970,000
5.875% 9/16/43 (b)		1,700,000	1,686,995
12.75% 6/24/28 (Reg. S)		6,885,000	11,093,319
Turkish Republic:
3.25% 3/23/23		245,000	226,071
5.125% 3/25/22		315,000	324,856
5.625% 3/30/21		1,565,000	1,658,168
6.25% 9/26/22		680,000	741,880
6.75% 4/3/18		565,000	605,976
6.75% 5/30/40		975,000	1,087,125
6.875% 3/17/36		1,795,000	2,019,052
7% 3/11/19		685,000	749,048
7% 6/5/20		635,000	707,200
7.25% 3/5/38		1,150,000	1,349,813
7.375% 2/5/25		1,005,000	1,179,659
7.5% 11/7/19		1,765,000	1,982,783
8% 2/14/34		760,000	952,766
11.875% 1/15/30		1,305,000	2,157,557
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		670,000	672,030
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	244,595
7.75% 9/1/19 (b)		355,000	320,388
7.75% 9/1/20 (b)		548,000	490,570
7.75% 9/1/21 (b)		444,000	395,249
7.75% 9/1/22 (b)		444,000	391,919
7.75% 9/1/23 (b)		444,000	386,280
7.75% 9/1/24 (b)		321,000	276,124
7.75% 9/1/25 (b)		321,000	271,016
7.75% 9/1/26 (b)		321,000	267,589
7.75% 9/1/27 (b)		421,000	351,619
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	1,944,855
2% 9/7/25(Reg. S)	GBP	1,785,000	2,631,348
3.25% 1/22/44	GBP	1,500,000	2,493,476
4.5% 9/7/34	GBP	1,835,000	3,520,935
United Mexican States:
4% 10/2/23		1,400,000	1,439,900
4.6% 1/23/46		695,000	637,663
4.75% 3/8/44		512,000	481,280
5.55% 1/21/45		650,000	677,625
6.05% 1/11/40		670,000	745,375
United Republic of Tanzania 6.5375% 3/9/20 (c)		205,000	199,127
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,281,438
Venezuelan Republic:
9.25% 9/15/27		2,870,000	1,155,175
11.95% 8/5/31 (Reg. S)		1,875,000	764,063
12.75% 8/23/22		1,130,000	491,550
Vietnamese Socialist Republic:
1.3725% 3/12/16 (c)		207,608	207,608
4% 3/12/28 (p)		5,260,500	5,155,290
4.8% 11/19/24 (b)		1,000,000	978,887
6.75% 1/29/20 (b)		885,000	977,056
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $217,308,202)			215,497,271
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	761,080
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Coal Acquisition LLC Class B (q)		7,395	7,395
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,518,594
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (r)		19,400	291,582
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			326,182

TOTAL COMMON STOCKS
(Cost $5,639,039)			3,613,251

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	3,478,014
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%		9,000	247,500
FelCor Lodging Trust, Inc. Series A, 1.95%		18,000	452,160
			699,660

TOTAL CONVERTIBLE PREFERRED STOCKS			4,177,674

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	391,350
Annaly Capital Management, Inc.:
Series C, 7.625%		27,600	641,976
Series D, 7.50%		3,537	80,820
Boston Properties, Inc. 5.25%		17,500	446,775
CBL & Associates Properties, Inc.:
Series D, 7.375%		7,720	182,192
Series E, 6.625%		14,300	317,460
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	252,500
Corporate Office Properties Trust Series L, 7.375%		12,221	311,758
CYS Investments, Inc. Series B, 7.50%		20,900	446,842
DDR Corp. Series K, 6.25%		17,823	462,507
Digital Realty Trust, Inc. Series E, 7.00%		10,000	256,900
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,011,509
Essex Property Trust, Inc. Series H, 7.125%		9,354	239,649
First Potomac Realty Trust 7.75%		9,827	245,773
Hersha Hospitality Trust Series B, 8.00%		13,844	352,468
Hospitality Properties Trust Series D, 7.125%		10,000	255,900
LaSalle Hotel Properties Series H, 7.50%		10,000	253,500
MFA Financial, Inc. Series B, 7.50%		22,500	524,475
PS Business Parks, Inc. Series S, 6.45%		21,000	546,000
Public Storage:
Series R, 6.35%		10,500	271,320
Series S, 5.90%		20,000	517,600
Realty Income Corp. Series F, 6.625%		12,000	311,280
Regency Centers Corp. Series 6, 6.625%		5,510	144,197
Retail Properties America, Inc. 7.00%		24,109	630,450
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	466,444
Stag Industrial, Inc. Series A, 9.00%		20,000	521,000
Sun Communities, Inc. Series A, 7.125%		34,701	909,166
Taubman Centers, Inc. Series J, 6.50%		11,338	294,221
			11,286,032
TOTAL PREFERRED STOCKS
(Cost $16,169,803)			15,463,706
		Principal Amount(a)	Value

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,482,945	1,178,941
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,611,992	3,405,172
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	1,139,710
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		911,301	877,127
			6,600,950
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		1,281,075	1,268,802
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (c)		1,016,458	1,001,720
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5005% 1/30/20 (c)		1,489,950	1,482,500
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (c)		1,081,847	1,077,206
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		6,166,900	5,854,732
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (c)		3,912,480	3,876,603
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		2,493,750	2,418,938
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	960,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		16,765,279	12,626,434
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (c)		5,935,572	5,601,696
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)		4,820,182	4,775,981
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		910,425	876,284
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	334,800
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (c)		741,472	708,803
			40,593,977
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		5,306,907	4,904,484
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (c)		1,492,500	1,477,575
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)		5,298,554	5,201,113
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,842,407	2,825,523
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		6,992,646	6,340,023
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		19,344,095	15,201,170
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)		2,362,526	2,345,799
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,251,337	1,242,890
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (c)		2,000,000	1,970,000
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,990,000	1,964,289
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,594,355	4,507,063
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		1,285,062	1,287,208
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (c)		3,037,000	2,958,554
Tranche B 1LN, term loan 3.5% 6/27/20 (c)		5,123,701	5,025,480
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)		4,925,909	4,839,706
5.5% 11/21/19 (c)		2,110,697	2,073,760
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,947,033	4,885,195
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		6,746,302	6,720,329
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		4,490,685	4,277,378
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)		3,441,510	3,417,419
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		997,455	992,468
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		3,004,900	2,876,260
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		1,913,276	1,894,545
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (c)		5,155,593	4,902,969
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (c)		2,508,197	2,458,033
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,742,240	1,646,417
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,381,501	3,305,417
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		13,987,710	12,781,270
Tranche B, term loan 6% 10/18/20 (c)		1,506,264	1,383,247
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (c)		1,613,535	1,540,926
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (c)		2,403,145	2,367,098
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,835,158
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,504,608	1,474,515
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		494,602	482,237
			123,405,518
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,108,266	2,048,539
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (c)		1,986,987	1,865,285
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0248% 4/10/20 (c)		2,899,017	2,203,253
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		3,655,104	3,437,333
Altice SA Tranche B, term loan 4.25% 12/14/22 (c)		1,748,082	1,711,879
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (c)		1,995,000	1,991,768
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,251,863	1,152,339
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	417,338
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (c)		4,211,365	4,039,415
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,485,761	1,450,163
Tranche F, term loan 3% 1/3/21 (c)		8,229,383	8,035,417
Tranche H, term loan 3.25% 8/24/21 (c)		1,000,000	982,320
Tranche I, term loan 3.5% 1/24/23 (c)		6,335,000	6,295,406
Clear Channel Communications, Inc. Tranche D, term loan 7.1885% 1/30/19 (c)		18,595,000	12,164,291
CSC Holdings LLC:
Tranche B, term loan 2.9385% 4/17/20 (c)		1,298,961	1,285,971
Tranche B, term loan 5% 10/9/22 (c)		6,790,000	6,720,403
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,195,460	3,549,175
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		2,985,000	2,899,181
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)		1,489,950	1,441,527
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,662,656	3,472,344
Tranche 2LN, term loan 7.5% 7/25/22 (c)		1,880,000	1,547,860
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		1,620,000	1,545,075
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (c)		1,942,368	1,900,607
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		1,844,182	1,816,519
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)		5,780,162	5,560,516
Tranche B 1LN, term loan 4.5625% 7/20/22 (c)		997,500	953,171
Tranche B 2LN, term loan 4.5% 5/8/20 (c)		5,000,688	4,810,661
Tranche B 6LN, term loan 4.75% 2/10/23 (c)		10,210,000	9,805,888
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (c)		3,978,317	3,772,758
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (c)		995,000	992,513
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)		11,448,966	10,542,551
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		2,563,846	2,489,494
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (c)		920,000	891,416
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (c)		1,013,348	980,415
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (c)		992,500	951,768
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)		1,472,932	1,409,713
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (c)		1,391,000	1,334,609
Tranche B 2LN, term loan 3.5081% 1/15/22 (c)		897,000	860,636
Tranche B 3LN, term loan 3.6013% 1/15/22 (c)		1,475,000	1,415,204
			114,627,644
Multiline Retail - 0.1%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (c)		2,767,879	2,768,737
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		20,503,571	20,242,151
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		6,101,580	5,609,670
			28,620,558
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		4,230,925	3,894,566
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,882,000	1,563,396
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		1,643,191	1,595,949
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)		4,003,254	2,680,379
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (c)		3,645,863	3,493,648
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (c)		8,030,000	7,862,253
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)		10,674,896	10,337,996
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)		3,137,000	411,731
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (c)		8,000,000	7,937,040
			39,776,958
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		1,467,190	1,000,139
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		3,430,374	3,369,279
			4,369,418

TOTAL CONSUMER DISCRETIONARY			366,382,622

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (c)		1,332,000	1,292,040
Tranche B 1LN, term loan 5.5% 11/13/21 (c)		5,945,013	5,840,975
			7,133,015
Food & Staples Retailing - 0.2%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (c)		3,735,770	3,685,449
Tranche B 3LN, term loan 5.125% 8/25/19 (c)		1,658,388	1,625,220
Tranche B 4LN, term loan 5.5% 8/25/21 (c)		15,957,415	15,571,724
Tranche B 5LN, term loan 5.5% 12/21/22 (c)		4,950,000	4,809,222
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		653,000	538,451
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,938,568	5,636,710
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,470,952	1,390,050
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,027,390
Tranche B 1LN, term loan 4.75% 10/21/21 (c)		3,411,570	3,262,314
Performance Food Group, Inc. Tranche 2LN, term loan 6% 11/14/19 (c)		2,808,152	2,808,152
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,665,395
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,383,734	3,265,304
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (c)		2,378,000	2,307,849
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)		1,118,958	1,052,660
			49,645,890
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (c)		1,481,000	1,460,014
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (c)		3,000,000	2,994,000
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (c)		2,108,202	2,092,390
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (c)		1,067,325	1,052,649
Tranche B 2LN, term loan 8.5% 8/3/23 (c)		125,000	119,063
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (c)		3,540,000	3,433,800
Keurig Green Mountain, Inc. Tranche B, term loan 2/9/23 (s)		2,500,000	2,451,050
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (c)		915,000	916,949
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (c)		480,696	480,696
			15,000,611
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		2,593,439	2,576,426

TOTAL CONSUMER STAPLES			74,355,942

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		6,807,713	2,042,314
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,085,523	1,606,142
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)		3,001,730	1,748,507
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (c)		2,316,423	972,898
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,361,447	261,234
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,108,687	457,333
			7,088,428
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (c)		973,758	929,939
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,160,939	2,144,732
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (c)		2,340,106	2,152,897
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		4,612,000	2,300,235
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		1,656,159	1,629,247
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		530,627	498,789
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (c)		6,694,004	2,590,579
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		1,937,824	1,559,948
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (c)		1,105,000	834,275
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		6,824,467	5,869,042
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		9,096,000	8,095,440
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		518,734	451,947
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		3,748,057	3,213,959
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,020,000	841,500
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)		2,589,140	913,966
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (c)		1,285,288	1,131,053
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (c)		1,287,061	463,342
Tranche B, term loan 4.25% 10/1/18 (c)		727,481	276,443
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,708,653	875,685
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,191,114
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (c)		833,495	727,224
			38,691,356

TOTAL ENERGY			45,779,784

FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		910,260	896,606
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,116,725
Tranche B 1LN, term loan 4.75% 9/11/21 (c)		1,979,045	1,751,455
			4,764,786
Diversified Financial Services - 0.1%
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (c)		2,775,000	2,653,594
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)		4,118,000	4,083,697
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (c)		553,220	414,915
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)		2,000,000	1,991,260
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		3,969,697	3,867,993
			13,011,459
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (c)		2,487,500	2,402,303
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (c)		1,485,000	1,396,212
Tranche B 4LN, term loan 8/4/22 (s)		1,765,000	1,617,181
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)		4,381,430	4,180,147
			9,595,843
Real Estate Management & Development - 0.1%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (c)		870,000	868,373
CityCenter 8.74% 7/12/16 (c)		277,613	277,613
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		1,882,000	1,806,720
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		6,218,942	5,977,958
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		16,872	16,618
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		8,674,388	8,587,644
			17,534,926
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		1,484,883	1,480,428

TOTAL FINANCIALS			46,387,442

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,381,625	1,378,793
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		1,144,250	1,099,910
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (c)		1,402,500	1,398,994
			3,877,697
Health Care Providers & Services - 0.3%
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (c)		2,414,313	2,401,227
Community Health Systems, Inc.:
Tranche F, term loan 3.7449% 12/31/18 (c)		992,500	963,966
Tranche G, term loan 3.75% 12/31/19 (c)		1,970,856	1,877,654
Tranche H, term loan 4% 1/27/21 (c)		9,228,505	8,759,697
Concentra, Inc. Tranche B 1LN, term loan 4.0008% 6/1/22 (c)		995,000	977,170
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,877,331	1,869,709
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (c)		2,902,000	2,872,980
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3567% 5/1/18 (c)		2,607,327	2,603,181
Tranche B 5LN, term loan 3.1885% 3/31/17 (c)		4,309,909	4,304,521
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		6,473,536	5,421,587
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		6,235,246	6,077,806
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		2,554,070	2,410,404
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,493,750	2,437,641
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (c)		226,710	219,342
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,936,250
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		6,000,000	5,928,780
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (c)		7,520,000	7,473,000
			59,534,915
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,064,281	6,693,407
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		1,412,514	1,341,889
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (c)		1,460,000	1,401,600
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		3,000,000	2,963,340
Grifols, S.A. Tranche B, term loan 3.4385% 2/27/21 (c)		1,478,947	1,473,564
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		3,054,662	2,886,656
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,811,711	3,789,069
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (c)		3,929,799	3,747,063
Tranche B, term loan 4% 4/1/22 (c)		8,272,525	7,723,477
Tranche BD 2LN, term loan 3.5% 2/13/19 (c)		5,387,000	5,044,548
Tranche E, term loan 3.75% 8/5/20 (c)		4,882,000	4,555,541
			34,926,747

TOTAL HEALTH CARE			105,032,766

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (c)		506,789	499,820
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	242,847
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		2,007,638	1,947,408
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		3,648,058	3,538,616
Tranche D, term loan 3.75% 6/4/21 (c)		6,042,604	5,764,644
Tranche E, term loan 3.5% 5/14/22 (c)		997,609	951,469
			12,944,804
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (c)		1,965,150	1,939,976
Building Products - 0.1%
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (c)		1,000,000	1,000,420
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)		6,978,170	6,559,479
Tranche 2LN, term loan 7.75% 4/1/22 (c)		1,260,000	1,104,604
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (c)		997,500	972,563
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		6,598,463	6,176,161
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (c)		868,164	818,965
			16,632,192
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)		3,547,356	3,440,935
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)		1,485,877	1,474,420
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		4,861,373	4,472,463
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (c)		3,140,210	2,954,498
Tranche DD, term loan 4.0038% 11/8/20 (c)		803,310	755,802
GCA Services Group, Inc. Tranche B 1LN, term loan 3/1/23 (s)		2,250,000	2,234,543
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		12,852,143	10,924,321
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		2,757,172	2,178,166
Metal Services LLC Tranche B, term loan 6% 6/30/17 (c)		1,105,717	978,560
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	501,760
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,399,223	4,250,750
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (c)		552,364	535,793
			34,702,011
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		2,845,621	2,769,728
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (c)		2,234,375	2,223,203
			4,992,931
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (c)		1,315,138	1,287,192
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)		1,287,713	1,255,521
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (c)		2,958,643	2,876,925
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,432,200	3,279,605
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		555,987	488,574
			7,900,625
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		3,000,000	2,625,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		3,171,582	2,635,585
			5,260,585
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (c)		2,119,688	2,096,286
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (c)		1,119,564	1,116,071
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	273,600
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		868,438	842,384
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (c)		1,879,737	1,876,222
			6,204,563
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (c)		1,117,509	1,094,756
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)		2,212,424	1,737,859
			2,832,615
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (c)		4,528,650	4,493,281
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (c)		2,279,573	2,240,387
			6,733,668

TOTAL INDUSTRIALS			101,431,162

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,708,461	1,694,367
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (c)		755,000	753,301
			2,447,668
Electronic Equipment & Components - 0.1%
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (c)		1,077,586	1,047,500
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		2,775,617	2,555,871
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	450,000
Tranche B 1LN, term loan 5% 10/16/22 (c)		1,170,000	1,117,350
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (c)		12,358,124	11,678,428
			16,849,149
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (c)		4,064,244	3,951,217
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (c)		2,760,000	2,739,300
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		941,685	866,351
			7,556,868
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		2,470,075	2,181,891
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)		1,857,902	1,833,396
First Data Corp.:
Tranche B, term loan 3.9335% 3/24/18 (c)		1,000,000	986,500
Tranche B, term loan 4.1835% 7/10/22 (c)		10,000,000	9,720,800
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	460,925
Tranche B 1LN, term loan 5% 6/17/21 (c)		1,158,241	1,130,015
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (c)		752,000	745,894
Tranche B 1LN, term loan 5.5% 5/29/21 (c)		876,106	864,611
			17,924,032
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (c)		7,000,000	6,898,290
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (c)		3,882,353	3,875,869
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (c)		4,000,000	3,988,760
Tranche D, term loan 3.25% 1/11/20 (c)		1,857,992	1,822,821
			16,585,740
Software - 0.3%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (c)		453,314	438,867
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		116,000	104,980
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)		11,751,215	11,134,276
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		668,182	529,534
5% 9/10/20 (c)		10,632,779	8,474,324
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		6,062,268	5,319,640
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (c)		1,713,788	1,609,538
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)		11,591,280	11,210,971
Tranche B 1LN, term loan 4.5% 10/30/19 (c)		3,616,317	3,516,869
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		5,207,267	4,886,135
Tranche 2LN, term loan 8% 4/9/22 (c)		1,693,000	1,506,770
SolarWinds, Inc. Tranche B, term loan 6.5% 2/5/23 (c)		2,000,000	1,914,000
Solera LLC Tranche B, term loan 2/28/23 (s)		1,750,000	1,708,438
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		4,987,500	4,778,673
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0068% 7/8/22 (c)		2,556,003	2,533,229
Tranche B 2LN, term loan 4.0179% 7/8/22 (c)		368,525	365,242
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (c)		2,466,000	2,456,753
Tranche B 1LN, term loan 4.75% 11/12/21 (c)		2,450,445	2,444,932
			64,933,171
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (c)		9,925,000	9,873,291
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,555,919	2,485,631
			12,358,922

TOTAL INFORMATION TECHNOLOGY			138,655,550

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (c)		1,761,688	1,673,603
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,775,540	2,519,968
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (c)		751,971	556,459
Tranche B 1LN, term loan 4.5% 12/2/19 (c)		974,945	916,448
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (c)		2,199,780	2,142,960
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (c)		1,129,000	1,034,920
Tranche B 1LN, term loan 6% 12/5/21 (c)		4,087,710	4,067,271
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (c)		2,000,000	1,800,000
MacDermid, Inc.:
Tranche B 2LN, term loan 5.5% 6/7/20 (c)		2,603,833	2,367,327
Tranche B 3LN, term loan 5.5% 6/7/20 (c)		2,992,500	2,719,434
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,124,325	2,046,426
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		500,000	460,000
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)		4,083,750	4,058,227
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		1,377,950	1,239,466
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,611,900	1,565,558
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,020,000	897,172
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		486,372	479,684
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,231,913	1,169,467
			31,714,390
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (c)		2,338,710	2,313,124
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)		4,730,849	4,671,713
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,004,810
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		6,083,688	5,926,546
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (c)		3,552,000	3,490,941
Tranche F, term loan 4% 10/1/22 (c)		4,630,357	4,600,862
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		2,164,506	2,045,459
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		718,186	682,277
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (c)		752,000	729,440
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		3,500,956	3,134,091
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (c)		9,135,595	9,099,236
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		2,429,833	2,305,304
			40,003,803
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,601,521	1,125,158
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	202,500
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,606,537	1,452,920
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		3,587,820	574,051
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (c)		8,020,768	6,144,470
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (c)		1,519,553	1,506,257
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (c)		307,940	270,217
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (c)		775,650	395,582
Tranche B 2LN, term loan 7.5% 4/16/20 (c)		8,806,198	3,536,657
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		722,000	557,146
Walter Energy, Inc.:
term loan 7.5% 4/1/16 (t)		195,129	195,129
Tranche B, term loan 4/1/18 (d)(s)		4,707,000	651,119
			16,611,206

TOTAL MATERIALS			88,329,399

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (c)		2,620,830	2,535,653
Tranche B, term loan 5.5% 6/24/19 (c)		12,927,091	12,777,654
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,772,361	6,570,613
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,473,731	4,208,126
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,710,363
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,737,997
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,005,369
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (c)		163,000	153,492
Tranche B 1LN, term loan 4% 4/11/20 (c)		8,868,616	8,621,005
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (s)		1,650,000	1,601,540
Tranche B 2LN, term loan 12/2/22 (s)		1,350,000	1,310,351
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		3,724,000	2,374,050
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,810,256	2,339,538
Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		1,000,000	832,500
			52,778,251
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (c)		1,036,634	987,394
Tranche D 2LN, term loan 4.1031% 3/31/19 (c)		5,358,366	5,103,844
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		9,305,000	8,271,494
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		1,342,000	865,590
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		3,000,000	3,001,890
			18,230,212

TOTAL TELECOMMUNICATION SERVICES			71,008,463

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		220,769	209,951
6.375% 8/13/19 (c)		3,336,131	3,172,660
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)		2,996,222	2,812,703
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,589,368	2,817,654
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	206,455
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		6,183,177	5,889,477
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,508,926	2,705,355
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,722,590
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		5,371,144	4,763,560
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,990,000	1,696,475
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		586,980	550,293
			27,547,173
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (c)		1,812,000	761,040
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (c)		2,629,307	394,396
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (c)		1,806,350	1,681,405
			2,836,841
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (c)		2,503,128	2,420,425
Tranche B 4LN, term loan 4% 10/31/20 (c)		3,708,162	3,562,913
Tranche B 5LN, term loan 3.5% 5/28/22 (c)		1,492,500	1,411,114
Tranche B 6LN, term loan 4% 1/1/23 (c)		3,675,000	3,546,375
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,653,000	4,628,293
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		449,987	447,737
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)		6,840,227	6,190,406
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,817,810	2,254,248
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (c)		2,883,169	2,450,693
			26,912,204

TOTAL UTILITIES			57,296,218

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,190,351,336)			1,094,659,348

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.4375% 12/14/19 (c)		803,814	787,737
Goldman Sachs 1.4375% 12/14/19 (c)		688,889	675,111
Mizuho 1.4375% 12/14/19 (c)		323,008	316,548
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,682,865)			1,779,396

Bank Notes - 1.0%
Bank of America NA:
1.65% 3/26/18		$22,324,000	$22,232,405
1.75% 6/5/18		64,045,000	63,640,876
5.3% 3/15/17		3,467,000	3,584,497
Capital One NA 1.65% 2/5/18		18,801,000	18,560,253
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	23,088,724
3.1% 6/4/20		22,584,000	22,461,437
8.7% 11/18/19		2,958,000	3,390,282
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,001,011
KeyBank NA 6.95% 2/1/28		1,977,000	2,559,391
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,054,765
Regions Bank 7.5% 5/15/18		24,647,000	27,166,885
Wachovia Bank NA 6% 11/15/17		2,243,000	2,407,405
TOTAL BANK NOTES
(Cost $214,227,669)			216,147,931

Preferred Securities - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(e)	EUR	$3,325,000	$3,048,591
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (e)		2,887,000	2,210,746
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(e)	EUR	2,150,000	2,049,298
FINANCIALS - 1.0%
Banks - 0.8%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(e)	EUR	1,590,000	1,459,216
BAC Capital Trust XIV 4% (c)(e)		1,245,000	882,152
Banco Do Brasil SA 9% (b)(c)(e)		2,215,000	1,302,856
Bank of America Corp.:
6.1% (c)(e)		8,141,000	8,123,242
6.25% (c)(e)		5,325,000	5,314,686
6.5% (c)(e)		3,000,000	3,129,262
Barclays Bank PLC 7.625% 11/21/22		34,625,000	35,747,172
Barclays PLC:
6.625% (c)(e)		19,750,000	16,866,785
8.25% (c)(e)		5,470,000	5,286,924
BNP Paribas SA:
6.125% (c)(e)	EUR	2,245,000	2,312,653
7.375% (b)(c)(e)		3,830,000	3,589,586
Citigroup, Inc.:
5.875% (c)(e)		4,305,000	4,117,425
5.95% (c)(e)		2,285,000	2,153,503
5.95% (c)(e)		9,945,000	9,522,242
6.125% (c)(e)		6,140,000	6,160,530
6.3% (c)(e)		7,100,000	6,769,987
Credit Agricole SA:
6.625% (b)(c)(e)		18,240,000	16,299,855
6.625% (Reg. S) (c)(e)		6,710,000	5,996,273
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,710,268
Intesa Sanpaolo SpA 7% (Reg. S) (c)(e)	EUR	3,530,000	3,581,259
JPMorgan Chase & Co.:
5.3% (c)(e)		4,745,000	4,705,465
6% (c)(e)		10,420,000	10,365,610
6.1% (c)(e)		2,440,000	2,489,613
6.75% (c)(e)		8,120,000	8,650,867
Lloyds Banking Group PLC 7.5% (c)(e)		1,365,000	1,294,556
Royal Bank of Scotland Group PLC:
7.5% (c)(e)		2,285,000	2,091,174
8% (c)(e)		2,410,000	2,231,875
Societe Generale 8% (b)(c)(e)		4,055,000	3,847,445
Wells Fargo & Co. 5.875% (c)(e)		3,470,000	3,716,925
			180,719,406
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (b)(c)(e)		5,000,000	4,525,683
Deutsche Bank AG 7.5% (c)(e)		3,400,000	2,959,281
Goldman Sachs Group, Inc. 5.375% (c)(e)		3,250,000	3,149,375
			10,634,339
Consumer Finance - 0.0%
American Express Co. 4.9% (c)(e)		6,100,000	5,460,204
Diversified Financial Services - 0.1%
Credit Agricole SA 8.125% (b)(c)(e)		5,955,000	5,595,587
Magnesita Finance Ltd.:
8.625% (b)(e)		650,000	330,375
8.625% (Reg. S) (e)		200,000	101,654
			6,027,616

TOTAL FINANCIALS			202,841,565

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(e)		6,820,000	3,178,552
7.5% (Reg. S) (e)		100,000	46,607
			3,225,159
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		3,125,000	885,216
TOTAL PREFERRED SECURITIES
(Cost $233,029,091)			214,260,575
		Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (u)
(Cost $551,777,387)		551,777,387	551,777,387

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.375%	3/16/16	6,800,000	$43,771
Option on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.50%	3/16/16	13,400,000	66,382
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.375%	3/16/16	8,250,000	53,104

TOTAL PUT OPTIONS			163,257

TOTAL PURCHASED SWAPTIONS
(Cost $488,361)			163,257
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $23,209,691,213)			22,858,805,883
NET OTHER ASSETS (LIABILITIES) - (3.1)%			(684,902,381)
NET ASSETS - 100%			$22,173,903,502

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 3/1/46	$(12,700,000)	$(13,022,461)
3.5% 3/1/46	(49,800,000)	(52,183,543)
3.5% 3/1/46	(49,800,000)	(52,183,543)
3.5% 3/1/46	(23,900,000)	(25,043,909)
3.5% 3/1/46	(66,900,000)	(70,101,985)
4% 3/1/46	(12,000,000)	(12,803,437)
4% 3/1/46	(4,400,000)	(4,694,594)
4% 3/1/46	(17,700,000)	(18,885,070)
4% 3/1/46	(17,700,000)	(18,885,070)
4% 3/1/46	(8,200,000)	(8,749,015)
4% 3/1/46	(4,400,000)	(4,694,594)
4% 3/1/46	(3,800,000)	(4,054,422)
4% 3/1/46	(14,100,000)	(15,044,039)
4.5% 3/1/46	(3,300,000)	(3,584,110)

TOTAL FANNIE MAE		(303,929,792)

Freddie Mac
4% 3/1/46	(25,300,000)	(26,958,802)
4% 3/1/46	(7,600,000)	(8,098,296)

TOTAL FREDDIE MAC		(35,057,098)

Ginnie Mae
4% 3/1/46	(20,350,000)	(21,733,367)
TOTAL TBA SALE COMMITMENTS
(Proceeds $360,969,738)		$(360,720,257)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
31 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2016	2,917,062	$115,207
25 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	4,617,923	406,200
67 TME 10 Year Canadian Note Contracts (Canada)	June 2016	7,010,488	(16,455)
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2016	4,048,424	86,647
TOTAL BOND INDEX CONTRACTS			591,599
Treasury Contracts
6 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2016	783,094	544
76 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	16,609,563	(15,586)
121 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2016	14,639,109	(5,914)
27 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2016	4,442,344	(8,706)
4 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2016	564,438	54
TOTAL TREASURY CONTRACTS			(29,608)

TOTAL PURCHASED			561,991

Sold
Bond Index Contracts
19 Eurex Euro-Bobl Contracts (Germany)	March 2016	2,755,818	(17,079)
36 Eurex Euro-Bund Contracts (Germany)	March 2016	6,523,706	(172,730)
40 ICE Long Gilt Contracts (United Kingdom)	June 2016	6,787,217	(12,900)
98 ICE Medium Gilt Contracts (United Kingdom)	June 2016	15,548,384	(27,008)
TOTAL BOND INDEX CONTRACTS			(229,717)
TOTAL FUTURES CONTRACTS			$332,274

The face value of futures purchased as a percentage of Net Assets is 0.3%

The face value of futures sold as a percentage of Net Assets is 0.1%

Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/1/16	EUR	Citibank, N.A.	Buy	291,000	$316,251	$313
5/13/16	CAD	JPMorgan Chase Bank, N.A.	Sell	80,000	57,979	(1,154)
5/13/16	EUR	Citibank, N.A.	Buy	306,000	341,573	(7,933)
5/13/16	EUR	Citibank, N.A.	Buy	7,920,000	8,847,844	(212,454)
5/13/16	EUR	Citibank, N.A.	Sell	662,000	721,052	(745)
5/13/16	EUR	Citibank, N.A.	Sell	806,000	907,375	28,572
5/13/16	EUR	Citibank, N.A.	Sell	806,000	909,366	30,563
5/13/16	EUR	Citibank, N.A.	Sell	2,751,000	3,037,872	38,382
5/13/16	EUR	Goldman Sachs Bank USA	Sell	938,000	1,046,324	23,597
5/13/16	EUR	Goldman Sachs Bank USA	Sell	105,793,000	115,724,847	375,882
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	173,000	192,419	(3,792)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	234,000	258,579	(3,442)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	304,000	340,549	(9,090)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	695,000	785,030	(27,253)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	3,102,000	3,428,886	(46,691)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	4,657,000	5,136,252	(58,599)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	367,000	407,671	7,521
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	371,000	422,024	17,513
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	584,000	648,924	12,173
5/13/16	EUR	Morgan Stanley Cap. Group	Buy	352,000	390,014	(6,219)
5/13/16	GBP	Citibank, N.A.	Buy	104,000	148,768	(3,978)
5/13/16	GBP	Citibank, N.A.	Buy	104,000	150,539	(5,749)
5/13/16	GBP	Citibank, N.A.	Buy	222,000	309,408	(336)
5/13/16	GBP	Citibank, N.A.	Sell	133,000	185,048	(117)
5/13/16	GBP	Goldman Sachs Bank USA	Sell	38,219,000	54,935,991	1,726,926
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	13,850,000	115,425	(7,683)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	408,000,000	3,670,408	43,821
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,910,028

*Amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for foreign currency contracts was $172,887,937. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	$(12,376)	$27,559	$15,183
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(1,273)	(9,536)	(10,809)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(45,857)	7,161	(38,696)
TOTAL BUY PROTECTION						(59,506)	25,184	(34,322)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR 1,300,000	(173,800)	158,797	(15,003)
Deutsche Bank AG	BB+	Dec. 2020	BNP Paribas SA	1%	EUR 2,500,000	(422,695)	454,142	31,447
Pemex Project Funding Master Trust	Baa1	Sep. 2020	Barclays Bank PLC	1%	USD 3,550,000	(411,451)	153,704	(257,747)
Volkswagen Intl Finance NV	A3	Dec. 2020	BNP Paribas SA	1%	EUR 1,450,000	(68,456)	73,418	4,962
TOTAL SELL PROTECTION						(1,076,402)	840,061	(236,341)

TOTAL CREDIT DEFAULT SWAPS						$(1,135,908)	$865,245	$(270,663)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2021	USD 39,040,000	3-month LIBOR	2%	$(815,537)	$0	$(815,537)
LCH	Mar. 2026	16,700,000	3-month LIBOR	2.5%	(970,139)	0	(970,139)
LCH	Mar. 2046	4,150,000	3-month LIBOR	2.75%	(508,397)	0	(508,397)

TOTAL INTEREST RATE SWAPS					$(2,294,073)	$0	$(2,294,073)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $88,329,206.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,635,063,597 or 11.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $888,731.

 (g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $72,303.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) A portion of the security sold on a delayed delivery basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,930,957.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $38,408.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,395 or 0.0% of net assets.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $78,051 and $78,051, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Coal Acquisition LLC Class B	1/28/16	$7,395

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,069,886

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$761,080	$761,080	$--	$--
Energy	3,478,014	3,478,014	--	--
Financials	11,993,087	11,985,692	--	7,395
Materials	2,518,594	2,518,594	--	--
Telecommunication Services	326,182	291,582	--	34,600
Corporate Bonds	10,110,678,611	--	10,110,678,611	--
U.S. Government and Government Agency Obligations	4,514,998,087	--	4,514,998,087	--
U.S. Government Agency - Mortgage Securities	3,441,579,219	--	3,441,579,219	--
Asset-Backed Securities	178,533,321	--	172,858,907	5,674,414
Collateralized Mortgage Obligations	579,302,017	--	579,302,017	--
Commercial Mortgage Securities	1,280,771,293	--	1,280,144,515	626,778
Municipal Securities	439,581,213	--	439,581,213	--
Foreign Government and Government Agency Obligations	215,497,271	--	213,929,663	1,567,608
Bank Loan Obligations	1,094,659,348	--	1,083,446,514	11,212,834
Sovereign Loan Participations	1,779,396	--	--	1,779,396
Bank Notes	216,147,931	--	216,147,931	--
Preferred Securities	214,260,575	--	214,260,575	--
Money Market Funds	551,777,387	551,777,387	--	--
Purchased Swaptions	163,257	--	163,257	--
Total Investments in Securities:	$22,858,805,883	$570,812,349	$22,267,090,509	$20,903,025
Derivative Instruments:
Assets
Foreign Currency Contracts	$2,305,263	$--	$2,305,263	$--
Futures Contracts	608,652	608,652	--	--
Total Assets	$2,913,915	$608,652	$2,305,263	$--
Liabilities
Foreign Currency Contracts	$(395,235)	$--	$(395,235)	$--
Futures Contracts	(276,378)	(276,378)	--	--
Swaps	(3,429,981)	--	(3,429,981)	--
Total Liabilities	$(4,101,594)	$(276,378)	$(3,825,216)	$--
Total Derivative Instruments:	$(1,187,679)	$332,274	$(1,519,953)	$--
Other Financial Instruments:
TBA Sale Commitments	$(360,720,257)	$--	$(360,720,257)	$--
Total Other Financial Instruments:	$(360,720,257)	$--	$(360,720,257)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$163,257	$0
Swaps(b)	0	(1,135,908)
Total Credit Risk	163,257	(1,135,908)
Foreign Exchange Risk
Foreign Currency Contracts(c)	2,305,263	(395,235)
Total Foreign Exchange Risk	2,305,263	(395,235)
Interest Rate Risk
Futures Contracts(d)	608,652	(276,378)
Swaps(b)	0	(2,294,073)
Total Interest Rate Risk	608,652	(2,570,451)
Total Value of Derivatives	$3,077,172	$(4,101,594)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
United Kingdom	2.8%
Mexico	1.7%
Luxembourg	1.3%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,657,913,826)	$22,307,028,496
Fidelity Central Funds (cost $551,777,387)	551,777,387
Total Investments (cost $23,209,691,213)		$22,858,805,883
Cash		2,424,575
Foreign currency held at value (cost $4,290,734)		4,330,027
Receivable for investments sold
Regular delivery		82,299,040
Delayed delivery		32,799,001
Receivable for TBA sale commitments		360,969,738
Unrealized appreciation on foreign currency contracts		2,305,263
Receivable for fund shares sold		53,491,314
Dividends receivable		295,151
Interest receivable		175,290,569
Distributions receivable from Fidelity Central Funds		183,553
Receivable from investment adviser for expense reductions		27,855
Other receivables		101,744
Total assets		23,573,323,713
Liabilities
Payable for investments purchased
Regular delivery	$231,448,685
Delayed delivery	775,864,527
TBA sale commitments, at value	360,720,257
Unrealized depreciation on foreign currency contracts	395,235
Payable for fund shares redeemed	18,733,942
Distributions payable	2,148,733
Bi-lateral OTC swaps, at value	1,135,908
Accrued management fee	5,706,042
Distribution and service plan fees payable	408,211
Payable for daily variation margin for derivative instruments	108,317
Other affiliated payables	2,652,297
Other payables and accrued expenses	98,057
Total liabilities		1,399,420,211
Net Assets		$22,173,903,502
Net Assets consist of:
Paid in capital		$22,573,050,217
Undistributed net investment income		44,606,067
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,716,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(351,036,617)
Net Assets		$22,173,903,502
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,232,778,034 ÷ 119,443,892 shares)		$10.32
Maximum offering price per share (100/96.00 of $10.32)		$10.75
Class T:
Net Asset Value and redemption price per share ($120,999,613 ÷ 11,744,370 shares)		$10.30
Maximum offering price per share (100/96.00 of $10.30)		$10.73
Class B:
Net Asset Value and offering price per share ($2,904,799 ÷ 281,269 shares)(a)		$10.33
Class C:
Net Asset Value and offering price per share ($154,357,079 ÷ 14,951,300 shares)(a)		$10.32
Total Bond:
Net Asset Value, offering price and redemption price per share ($17,575,838,686 ÷ 1,703,613,590 shares)		$10.32
Class I:
Net Asset Value, offering price and redemption price per share ($2,417,382,970 ÷ 234,669,119 shares)		$10.30
Class Z:
Net Asset Value, offering price and redemption price per share ($669,642,321 ÷ 65,003,780 shares)		$10.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016
Investment Income
Dividends		$6,328,433
Interest		408,424,033
Income from Fidelity Central Funds		1,069,886
Total income		415,822,352
Expenses
Management fee	$33,611,155
Transfer agent fees	11,439,597
Distribution and service plan fees	2,248,396
Fund wide operations fee	4,182,789
Independent trustees' compensation	44,599
Miscellaneous	23,742
Total expenses before reductions	51,550,278
Expense reductions	(35,381)	51,514,897
Net investment income (loss)		364,307,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,284,430)
Foreign currency transactions	6,061,709
Futures contracts	(852,259)
Swaps	(4,504,413)
Total net realized gain (loss)		(42,579,393)
Change in net unrealized appreciation (depreciation) on: Investment securities	(297,829,090)
Assets and liabilities in foreign currencies	1,903,507
Futures contracts	547,006
Swaps	(452,660)
Delayed delivery commitments	596,548
Total change in net unrealized appreciation (depreciation)		(295,234,689)
Net gain (loss)		(337,814,082)
Net increase (decrease) in net assets resulting from operations		$26,493,373

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$364,307,455	$553,721,327
Net realized gain (loss)	(42,579,393)	353,243,022
Change in net unrealized appreciation (depreciation)	(295,234,689)	(782,562,955)
Net increase (decrease) in net assets resulting from operations	26,493,373	124,401,394
Distributions to shareholders from net investment income	(356,062,513)	(523,227,512)
Distributions to shareholders from net realized gain	(113,896,906)	(52,368,873)
Total distributions	(469,959,419)	(575,596,385)
Share transactions - net increase (decrease)	2,347,752,165	4,814,116,048
Total increase (decrease) in net assets	1,904,286,119	4,362,921,057
Net Assets
Beginning of period	20,269,617,383	15,906,696,326
End of period (including undistributed net investment income of $44,606,067 and undistributed net investment income of $36,361,125, respectively)	$22,173,903,502	$20,269,617,383

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.162	.287	.292	.263	.322	.381
Net realized and unrealized gain (loss)	(.157)	(.224)	.382	(.468)	.438	.187
Total from investment operations	.005	.063	.674	(.205)	.760	.568
Distributions from net investment income	(.156)	(.270)	(.275)	(.250)	(.335)	(.367)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.215)	(.303)	(.384)	(.605)	(.510)	(.578)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.48	$11.29	$11.04
Total ReturnB,C,D	.05%	.58%	6.56%	(1.94)%	7.11%	5.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.76%G	.75%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.76%G	.75%	.76%	.79%	.82%	.83%
Net investment income (loss)	3.11%G	2.69%	2.76%	2.41%	2.92%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,232,778	$852,243	$639,235	$517,259	$643,995	$1,225,165
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class T

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.28	$11.03	$11.04
Income from Investment Operations
Net investment income (loss)A	.161	.285	.290	.265	.328	.386
Net realized and unrealized gain (loss)	(.157)	(.234)	.392	(.477)	.433	.186
Total from investment operations	.004	.051	.682	(.212)	.761	.572
Distributions from net investment income	(.155)	(.268)	(.273)	(.253)	(.336)	(.371)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.214)	(.301)	(.382)	(.608)	(.511)	(.582)
Net asset value, end of period	$10.30	$10.51	$10.76	$10.46	$11.28	$11.03
Total ReturnB,C,D	.04%	.47%	6.65%	(2.01)%	7.14%	5.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.78%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%G	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.77%G	.77%	.78%	.76%	.77%	.80%
Net investment income (loss)	3.10%G	2.67%	2.74%	2.44%	2.97%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$121,000	$101,673	$57,972	$52,848	$59,896	$60,500
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class B

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.78	$10.48	$11.29	$11.04	$11.06
Income from Investment Operations
Net investment income (loss)A	.125	.213	.217	.189	.247	.307
Net realized and unrealized gain (loss)	(.156)	(.224)	.392	(.469)	.434	.177
Total from investment operations	(.031)	(.011)	.609	(.280)	.681	.484
Distributions from net investment income	(.120)	(.196)	(.200)	(.175)	(.256)	(.293)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.179)	(.229)	(.309)	(.530)	(.431)	(.504)
Net asset value, end of period	$10.33	$10.54	$10.78	$10.48	$11.29	$11.04
Total ReturnB,C,D	(.30)%	(.12)%	5.91%	(2.61)%	6.36%	4.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of fee waivers, if any	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of all reductions	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Net investment income (loss)	2.40%G	1.99%	2.04%	1.73%	2.24%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,905	$3,305	$4,460	$7,112	$11,515	$9,225
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.122	.205	.211	.185	.246	.308
Net realized and unrealized gain (loss)	(.157)	(.225)	.382	(.469)	.434	.187
Total from investment operations	(.035)	(.020)	.593	(.284)	.680	.495
Distributions from net investment income	(.116)	(.187)	(.194)	(.171)	(.255)	(.294)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.175)	(.220)	(.303)	(.526)	(.430)	(.505)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.48	$11.29	$11.04
Total ReturnB,C,D	(.33)%	(.20)%	5.75%	(2.65)%	6.34%	4.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Net investment income (loss)	2.34%G	1.92%	1.99%	1.69%	2.23%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$154,357	$139,264	$83,818	$79,711	$102,385	$63,867
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.47	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.178	.320	.326	.300	.363	.423
Net realized and unrealized gain (loss)	(.157)	(.224)	.392	(.478)	.434	.187
Total from investment operations	.021	.096	.718	(.178)	.797	.610
Distributions from net investment income	(.172)	(.303)	(.309)	(.287)	(.372)	(.409)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.231)	(.336)	(.418)	(.642)	(.547)	(.620)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.47	$11.29	$11.04
Total ReturnB,C	.20%	.88%	7.00%	(1.70)%	7.48%	5.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.42%F	2.99%	3.07%	2.75%	3.29%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$17,575,839	$17,359,294	$14,547,801	$11,526,014	$13,963,154	$11,418,458
Portfolio turnover rateG	133%F	140%H	108%	201%	155%	168%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.27	$11.02	$11.04
Income from Investment Operations
Net investment income (loss)A	.174	.313	.319	.295	.353	.413
Net realized and unrealized gain (loss)	(.156)	(.233)	.393	(.469)	.435	.178
Total from investment operations	.018	.080	.712	(.174)	.788	.591
Distributions from net investment income	(.169)	(.297)	(.303)	(.281)	(.363)	(.400)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.228)	(.330)	(.412)	(.636)	(.538)	(.611)
Net asset value, end of period	$10.30	$10.51	$10.76	$10.46	$11.27	$11.02
Total ReturnB,C	.17%	.73%	6.95%	(1.67)%	7.40%	5.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.53%	.54%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.53%	.54%
Net investment income (loss)	3.36%F	2.94%	3.02%	2.69%	3.20%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,417,383	$1,266,870	$573,410	$244,911	$596,238	$531,451
Portfolio turnover rateG	133%F	140%H	108%	201%	155%	168%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

	Six months ended February 29,	Year ended August 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.182	.234
Net realized and unrealized gain (loss)	(.157)	(.167)
Total from investment operations	.025	.067
Distributions from net investment income	(.176)	(.217)
Distributions from net realized gain	(.059)	–
Total distributions	(.235)	(.217)
Net asset value, end of period	$10.30	$10.51
Total ReturnC,D	.25%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	3.51%G	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$669,642	$546,968
Portfolio turnover rateH	133%G	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31,2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$422,427,440
Gross unrealized depreciation	(736,130,887)
Net unrealized appreciation (depreciation) on securities	$(313,703,447)
Tax cost	$23,172,509,330

At the prior fiscal period end, the Fund was required to defer approximately $1,162,429 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(391,262)	$(358,841)
Swaps	(36,731)	(45,342)
Total Credit Risk	(427,993)	(404,183)
Foreign Exchange Risk
Foreign Currency Contracts	5,600,152	1,969,409
Interest Rate Risk
Futures Contracts	(852,259)	547,006
Swaps	(4,467,682)	(407,318)
Total Interest Rate Risk	(5,319,941)	139,688
Totals(a)	$(147,782)	$1,704,914

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,069,047,106 and $1,415,069,758, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,362,492	$29,293
Class T	-%	.25%	139,119	–
Class B	.65%	.25%	13,857	10,008
Class C	.75%	.25%	732,928	238,909
			$2,248,396	$278,210

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$72,476
Class T	7,542
Class B(a)	636
Class C(a)	20,997
$101,651

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$828,712.15
Class T	93,766.17
Class B	3,173.21
Class C	125,445.17
Total Bond	8,777,263.10
Class I	1,580,032.15
Class Z	31,206.01
	$11,439,597

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,631.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,053 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,080,199.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,526.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,855.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015(a)
From net investment income
Class A	$16,423,837	$19,261,143
Class T	1,669,834	1,998,555
Class B	35,413	71,894
Class C	1,646,026	2,070,818
Total Bond	291,103,550	468,456,666
Class I	34,516,027	28,443,167
Class Z	10,667,826	2,925,269
Total	$356,062,513	$523,227,512
From net realized gain
Class A	$5,050,451	$2,146,775
Class T	600,521	193,116
Class B	17,887	13,138
Class C	809,224	303,573
Total Bond	97,033,225	47,388,889
Class I	7,167,461	2,323,382
Class Z	3,218,137	–
Total	$113,896,906	$52,368,873

 (a) Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015A	Six months ended February 29, 2016	Year ended August 31, 2015A
Class A
Shares sold	51,252,823	46,571,257	$534,268,141	$499,377,221
Reinvestment of distributions	2,007,926	1,930,629	20,847,273	20,670,065
Shares redeemed	(14,750,324)	(26,903,901)	(152,929,250)	(288,269,536)
Net increase (decrease)	38,510,425	21,597,985	$402,186,164	$231,777,750
Class T
Shares sold	3,593,739	6,974,914	$37,240,034	$74,605,782
Reinvestment of distributions	214,353	199,988	2,224,003	2,136,905
Shares redeemed	(1,735,591)	(2,893,126)	(17,960,063)	(30,963,185)
Net increase (decrease)	2,072,501	4,281,776	$21,503,974	$45,779,502
Class B
Shares sold	36,305	54,717	$375,454	$586,026
Reinvestment of distributions	4,206	6,657	43,768	71,357
Shares redeemed	(72,951)	(161,541)	(758,003)	(1,731,933)
Net increase (decrease)	(32,440)	(100,167)	$(338,781)	$(1,074,550)
Class C
Shares sold	3,693,344	8,235,348	$38,320,203	$88,316,556
Reinvestment of distributions	210,068	196,619	2,184,738	2,104,956
Shares redeemed	(2,175,659)	(2,989,581)	(22,551,999)	(31,990,728)
Net increase (decrease)	1,727,753	5,442,386	$17,952,942	$58,430,784
Total Bond
Shares sold	259,873,499	1,119,099,210	$2,699,439,818	$12,023,173,893
Reinvestment of distributions	35,833,546	46,138,120	372,225,501	493,997,692
Shares redeemed	(241,070,841)	(866,846,007)	(2,495,510,114)	(9,307,894,830)
Net increase (decrease)	54,636,204	298,391,323	$576,155,205	$3,209,276,755
Class I
Shares sold	147,577,010	96,458,549	$1,541,326,029	$1,031,052,872
Reinvestment of distributions	3,807,778	2,698,883	39,419,258	28,838,468
Shares redeemed	(37,237,478)	(31,950,235)	(385,659,059)	(340,167,664)
Net increase (decrease)	114,147,310	67,207,197	$1,195,086,228	$719,723,676
Class Z
Shares sold	16,453,978	56,087,638	$170,976,873	$592,975,149
Reinvestment of distributions	1,339,083	276,639	13,885,807	2,920,079
Shares redeemed	(4,821,352)	(4,332,206)	(49,656,247)	(45,693,097)
Net increase (decrease)	12,971,709	52,032,071	$135,206,433	$550,202,131

 A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period- September 1, 2015 to February 29, 2016B
Class A	.76%
Actual		$1,000.00	$1,000.50	$3.78
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class T	.77%
Actual		$1,000.00	$1,000.40	$3.83
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.46%
Actual		$1,000.00	$997.00	$7.25
Hypothetical-C		$1,000.00	$1,017.60	$7.32
Class C	1.53%
Actual		$1,000.00	$996.70	$7.60
Hypothetical-C		$1,000.00	$1,017.26	$7.67
Total Bond	.45%
Actual		$1,000.00	$1,002.00	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,001.70	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51
Class Z	.36%
Actual		$1,000.00	$1,002.50	$1.79
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2014.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ATBI-SANN-0416
1.804585.111

Fidelity Advisor® Total Bond Fund - Class Z Semi-Annual Report February 29, 2016 Class Z is a class of Fidelity® Total Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 (Advisors and Investment Professionals) or 1-800-835-5095 (plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	36.7%
AAA	2.5%
AA	2.4%
A	10.7%
BBB	27.0%
BB and Below	18.7%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.9%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	33.4%
AAA	3.1%
AA	2.3%
A	13.0%
BBB	25.4%
BB and Below	16.8%
Not Rated	1.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	7.8	7.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.1	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	45.6%
U.S. Government and U.S. Government Agency Obligations	36.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	6.0%
Municipal Bonds	2.0%
Stocks	0.1%
Other Investments	7.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 12.6%

 ** Futures and Swaps - (0.2)%

As of August 31, 2015*,**
Corporate Bonds	44.2%
U.S. Government and U.S. Government Agency Obligations	33.4%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	7.1%
Municipal Bonds	1.5%
Stocks	0.1%
Other Investments	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 11.4%

 ** Futures and Swaps - (0.3)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.6%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,121,125
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(c)		760,000	805,600
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,660,000	2,646,700
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	443,213
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		4,410,000	4,211,550
			11,228,188
Automobiles - 1.3%
Daimler Finance North America LLC 1.45% 8/1/16 (b)		7,526,000	7,527,340
General Motors Co.:
3.5% 10/2/18		9,215,000	9,241,724
5.2% 4/1/45		4,250,000	3,672,247
6.25% 10/2/43		1,543,000	1,510,040
6.6% 4/1/36		9,383,000	9,644,420
6.75% 4/1/46		15,744,000	16,460,950
General Motors Financial Co., Inc.:
2.4% 4/10/18		25,372,000	24,926,671
2.625% 7/10/17		2,955,000	2,942,687
3% 9/25/17		6,726,000	6,731,932
3.15% 1/15/20		27,252,000	26,629,537
3.2% 7/13/20		20,200,000	19,526,734
3.25% 5/15/18		4,810,000	4,797,451
3.5% 7/10/19		10,761,000	10,759,547
4% 1/15/25		18,085,000	16,755,771
4.2% 3/1/21		26,269,000	26,308,430
4.25% 5/15/23		5,420,000	5,285,042
4.375% 9/25/21		47,963,000	48,241,713
4.75% 8/15/17		5,050,000	5,175,326
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (b)		33,222,000	32,186,271
			278,323,833
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	3,732,400
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,222,410
4.25% 6/15/23		8,466,000	8,977,160
			10,199,570
Hotels, Restaurants & Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		5,650,000	4,294,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		4,325,000	3,395,125
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,067,000
FelCor Lodging LP 5.625% 3/1/23		135,000	137,363
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		2,515,000	2,401,825
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,743,688
3.7% 1/30/26		9,591,000	10,010,971
4.7% 12/9/35		4,951,000	5,124,884
4.875% 12/9/45		7,770,000	8,164,646
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	12,398,136
NCL Corp. Ltd. 4.625% 11/15/20 (b)		4,910,000	4,774,975
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,727,225
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	538,650
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	5,027,400
7% 1/1/22 (b)		7,445,000	7,240,263
10% 12/1/22		10,060,000	7,897,100
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,331,575
Times Square Hotel Trust 8.528% 8/1/26 (b)		719,925	847,993
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,900,000	2,641,032
Wynn Macau Ltd. 5.25% 10/15/21 (b)		21,550,000	19,879,875
			105,643,726
Household Durables - 0.2%
Calatlantic Group, Inc. 5.875% 11/15/24		1,775,000	1,859,313
Lennar Corp.:
4.75% 4/1/21		4,845,000	4,869,225
4.875% 12/15/23		3,435,000	3,349,125
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,126,388
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,866,900
PulteGroup, Inc. 4.25% 3/1/21		3,635,000	3,653,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,015,713
8.25% 2/15/21 (c)		3,885,000	3,817,013
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,375,400
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	550,050
5.875% 6/15/24		415,000	394,250
William Lyon Homes, Inc.:
5.75% 4/15/19		6,175,000	5,619,250
7% 8/15/22		12,090,000	11,062,350
			45,558,152
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25		5,000,000	4,775,000
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,052,112
6.15% 2/15/41		23,838,000	25,701,178
7.75% 12/1/45		3,932,000	4,956,038
Altice SA:
5.375% 7/15/23 (b)		2,560,000	2,592,000
7.625% 2/15/25 (b)		10,255,000	9,383,325
7.75% 5/15/22 (b)		30,945,000	29,939,288
7.75% 7/15/25 (b)		1,795,000	1,664,863
7.75% 7/15/25 (b)		1,610,000	1,501,325
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		855,000	754,538
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	607,110
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,168,025
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,121,525
5.125% 5/1/23 (b)		4,370,000	4,337,225
5.875% 4/1/24 (b)		4,895,000	4,999,019
5.875% 5/1/27 (b)		7,115,000	7,115,000
CCOH Safari LLC 5.75% 2/15/26 (b)		3,370,000	3,378,863
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		845,000	827,044
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	20,739,517
4.908% 7/23/25 (b)		20,419,000	20,900,092
6.484% 10/23/45 (b)		20,419,000	21,448,261
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,625,600
6.875% 6/15/18		2,270,000	1,271,200
9% 12/15/19		5,100,000	3,595,500
10% 1/15/18		4,260,000	1,363,200
Cogeco Communications, Inc. 4.875% 5/1/20 (b)		2,335,000	2,358,350
Columbus International, Inc. 7.375% 3/30/21 (b)		19,274,000	20,006,412
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,431,408
4.6% 8/15/45		33,362,000	35,258,029
4.95% 6/15/16		2,344,000	2,372,027
6.45% 3/15/37		2,196,000	2,777,275
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,348,375
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,649,267
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,643,204
6.35% 6/1/40		6,392,000	6,153,061
DISH DBS Corp.:
5.125% 5/1/20		4,495,000	4,450,050
5.875% 11/15/24		6,760,000	6,074,198
6.75% 6/1/21		2,000,000	2,037,500
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,537,900
4.875% 4/11/22 (b)		565,000	508,500
Grupo Televisa SA de CV:
4.625% 1/30/26		300,000	304,819
6.125% 1/31/46		515,000	502,558
6.625% 3/18/25		790,000	911,052
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	1,778,700
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		6,521,000	7,091,588
MDC Partners, Inc. 6.75% 4/1/20 (b)		4,985,000	5,072,238
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,920,000	15,601,600
Myriad International Holding BV:
5.5% 7/21/25 (b)		770,000	747,454
6% 7/18/20 (b)		515,000	553,656
National CineMedia LLC 6% 4/15/22		1,750,000	1,820,000
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,073,497
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,031,171	2,560,493
Numericable Group SA:
4.875% 5/15/19 (b)		2,352,000	2,350,824
6% 5/15/22 (b)		2,550,000	2,524,500
6.25% 5/15/24 (b)		1,490,000	1,452,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,408,900
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	5,050,000	5,660,770
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,677,384
3.85% 9/29/24		11,394,000	11,648,895
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,676,072
4.5% 9/15/42		50,098,000	40,940,086
5.5% 9/1/41		12,973,000	11,549,875
5.85% 5/1/17		3,419,000	3,550,262
5.875% 11/15/40		16,544,000	15,393,315
6.55% 5/1/37		38,302,000	38,585,780
6.75% 7/1/18		13,763,000	14,997,472
7.3% 7/1/38		38,728,000	40,869,930
8.25% 4/1/19		24,391,000	27,887,547
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,306,502
6.2% 3/15/40		11,792,000	12,512,739
6.5% 11/15/36		9,243,000	9,954,785
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	1,701,000
7.625% 9/18/20 (Reg S.)		575,000	345,000
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	2,977,500
5.125% 2/15/25 (b)		2,805,000	2,745,394
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,470,789
Virgin Media Secured Finance PLC 5.5% 1/15/25 (b)		2,500,000	2,518,750
VTR Finance BV 6.875% 1/15/24 (b)		2,230,000	2,096,200
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		224,675	210,970
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		3,025,000	2,881,313
WMG Acquisition Corp.:
6% 1/15/21 (b)		1,585,000	1,608,775
6.75% 4/15/22 (b)		6,906,000	6,370,785
			656,539,923
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20		24,910,000	22,792,650
7.4% 4/1/37		8,835,000	6,758,775
8.125% 10/1/19		4,705,000	4,763,813
			34,315,238
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35 (b)		2,175,000	2,310,938
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,612,400
			6,923,338

TOTAL CONSUMER DISCRETIONARY			1,157,239,368

CONSUMER STAPLES - 3.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		39,422,000	40,123,357
3.3% 2/1/23		42,459,000	43,647,088
3.65% 2/1/26		1,500,000	1,547,087
4.7% 2/1/36		40,200,000	42,153,358
4.9% 2/1/46		45,974,000	49,279,669
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,444,252
4.25% 5/1/23		5,205,000	5,393,681
6% 5/1/22		21,795,000	24,519,375
Heineken NV 1.4% 10/1/17 (b)		7,323,000	7,320,554
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	10,731,804
			227,160,225
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,794,459
2.25% 12/5/18		8,524,000	8,612,275
2.8% 7/20/20		15,202,000	15,567,654
3.5% 7/20/22		8,944,000	9,342,214
4% 12/5/23		8,525,000	9,205,244
ESAL GmbH 6.25% 2/5/23 (b)		20,310,000	17,365,050
Minerva Luxembourg SA:
7.75% 1/31/23 (b)		12,999,000	12,290,555
7.75% 1/31/23 (Reg. S)		1,705,000	1,612,078
SUPERVALU, Inc. 7.75% 11/15/22		1,300,000	1,014,000
Tesco PLC:
5% 3/24/23	GBP	2,850,000	3,829,387
6.125% 2/24/22	GBP	750,000	1,081,600
6.15% 11/15/37 (b)		4,465,000	3,753,467
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,910,138
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,751,241
2.7% 11/18/19		8,473,000	8,519,280
3.3% 11/18/21		10,050,000	10,118,119
			126,766,761
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,607,090
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,100,000	2,168,250
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	650,969
JBS Investments GmbH:
7.25% 4/3/24 (b)		18,090,000	15,873,975
7.75% 10/28/20 (b)		7,470,000	7,189,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,155,000	993,300
5.875% 7/15/24 (b)		6,410,000	5,672,850
7.25% 6/1/21 (b)		2,200,000	2,128,500
7.25% 6/1/21 (b)		2,730,000	2,641,275
8.25% 2/1/20 (b)		1,510,000	1,514,530
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		575,000	641,844
			44,082,458
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		4,800,000	4,752,000
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,240,000	1,277,200
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,619,123
4% 1/31/24		6,408,000	6,889,331
4.25% 8/9/42		9,573,000	9,131,311
4.75% 5/5/21		7,000,000	7,749,329
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,956,184
2.05% 7/20/18 (b)		8,743,000	8,700,955
2.95% 7/21/20 (b)		20,000,000	20,285,660
3.75% 7/21/22 (b)		20,300,000	20,837,503
4.25% 7/21/25 (b)		21,467,000	22,346,804
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,436,650
3.25% 6/12/20		3,274,000	3,404,891
4% 6/12/22		11,386,000	12,292,360
4.45% 6/12/25		44,787,000	48,642,265
5.7% 8/15/35		4,237,000	4,783,916
5.85% 8/15/45		35,690,000	41,896,348
6.15% 9/15/43		4,511,000	5,346,329
6.75% 6/15/17		3,719,000	3,992,272
7.25% 6/15/37		5,056,000	6,337,757
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,901,200
			266,550,188

TOTAL CONSUMER STAPLES			670,588,832

ENERGY - 6.6%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	7,690,880
5.35% 3/15/20 (b)		8,816,000	6,638,959
5.85% 5/21/43 (b)(c)		6,758,000	3,581,740
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		14,383,000	13,413,744
6.5% 4/1/20		738,000	744,838
Ensco PLC:
5.2% 3/15/25		7,885,000	4,021,350
5.75% 10/1/44		7,801,000	3,674,271
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,094,525
6% 10/1/22		995,000	651,725
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	2,882,600
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	2,863,350
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,267,048
4.85% 11/15/35		8,550,000	7,473,452
5% 11/15/45		11,714,000	10,381,158
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,345,000	672,500
5.875% 4/1/20		1,850,000	962,000
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	949,600
5.95% 4/1/25		7,570,000	3,824,440
6.95% 4/1/45		7,307,000	3,361,220
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		2,790,000	753,300
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,225,661
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		675,000	568,672
Transocean, Inc.:
3% 10/15/17 (c)		1,000,000	900,000
5.55% 12/15/16 (c)		7,572,000	7,496,280
			96,093,313
Oil, Gas & Consumable Fuels - 6.2%
Afren PLC:
6.625% 12/9/20 (b)(d)		1,341,775	2,684
10.25% 4/8/19 (Reg. S) (d)		2,024,860	4,050
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(c)		4,328,000	1,027,900
Anadarko Petroleum Corp. 6.375% 9/15/17		23,752,000	24,132,745
Antero Resources Corp.:
5.125% 12/1/22		9,310,000	7,936,775
5.625% 6/1/23 (b)		4,310,000	3,685,050
Antero Resources Finance Corp. 5.375% 11/1/21		1,220,000	1,055,300
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,654,714
2.315% 2/13/20		37,777,000	37,001,778
3.535% 11/4/24		15,450,000	14,765,998
3.814% 2/10/24		21,032,000	20,896,091
4.5% 10/1/20		5,954,000	6,292,854
4.742% 3/11/21		8,800,000	9,380,052
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,528,199
3.9% 2/1/25		24,997,000	19,395,822
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	14,936,569
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	189,000
6.125% 2/15/21		1,750,000	367,500
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,350,000	1,228,500
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,145,000	3,834,125
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)		3,149,000	3,021,258
3.3% 6/1/20 (b)		15,490,000	14,504,635
4.5% 6/1/25 (b)		4,707,000	4,280,075
5.8% 6/1/45 (b)		5,906,000	4,998,437
Concho Resources, Inc. 5.5% 4/1/23		1,585,000	1,474,050
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,059,125
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,220,088
8% 4/1/23		2,710,000	1,815,700
Consolidated Energy Finance SA 6.75% 10/15/19 (b)		5,687,000	4,919,255
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,060,000	932,800
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,407,060
2.7% 4/1/19		14,993,000	12,296,599
3.875% 3/15/23		5,532,000	3,986,016
Denbury Resources, Inc. 5.5% 5/1/22		6,550,000	2,046,875
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	7,425,664
EDC Finance Ltd. 4.875% 4/17/20 (b)		4,420,000	4,012,034
El Paso Corp. 6.5% 9/15/20		16,140,000	16,304,160
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,179,705
Empresa Nacional de Petroleo:
4.375% 10/30/24 (b)		9,045,000	8,756,112
4.75% 12/6/21 (b)		280,000	287,911
Enable Midstream Partners LP:
2.4% 5/15/19		4,028,000	3,103,143
3.9% 5/15/24		4,249,000	2,714,384
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	11,796,229
4.375% 10/15/20		11,319,000	10,471,580
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		11,735,000	9,974,750
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	1,668,550
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,875,277
3.75% 2/15/25		9,982,000	9,466,919
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		4,590,000	1,239,300
9.375% 5/1/20		15,425,000	4,511,813
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	3,665,650
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (b)		1,225,000	1,212,138
6.875% 5/16/17 (Reg. S)		200,000	197,900
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	1,644,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		710,000	454,400
7% 6/15/23		6,755,000	4,390,750
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)		221,000	223,574
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	3,886,838
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		1,305,000	887,400
5.75% 10/1/25 (b)		2,135,000	1,451,800
Indo Energy Finance BV 7% 5/7/18 (b)		400,000	192,734
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		5,150,000	1,673,750
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		9,543,000	8,606,498
3.95% 9/1/22		9,338,000	8,442,448
4.25% 9/1/24		3,263,000	2,825,768
5.5% 3/1/44		42,953,000	35,052,784
Kinder Morgan, Inc.:
2% 12/1/17		5,467,000	5,220,985
5.05% 2/15/46		4,854,000	3,717,528
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		450,000	347,625
7.875% 8/1/21 (b)		845,000	652,763
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,190,295
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,312,958
MPLX LP 4% 2/15/25		2,532,000	1,920,395
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,152,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,347,750
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,480,000	1,934,896
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		6,806,000	782,690
Pan American Energy LLC 7.875% 5/7/21 (b)		1,518,000	1,472,460
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,700,000	3,006,250
Pemex Project Funding Master Trust 6.625% 6/15/35		3,935,000	3,555,273
Petro-Canada 6.05% 5/15/18		3,850,000	3,938,800
Petrobras Global Finance BV:
2.75% 1/15/18	EUR	7,600,000	7,027,494
2.762% 1/15/19 (c)		3,100,000	2,332,750
3% 1/15/19		5,743,000	4,551,328
3.25% 3/17/17		26,028,000	25,221,132
4.375% 5/20/23		20,096,000	13,695,424
4.875% 3/17/20		38,750,000	29,647,625
5.625% 5/20/43		18,504,000	10,749,899
6.25% 3/17/24		21,380,000	15,614,242
7.25% 3/17/44		640,000	416,960
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	33,566,250
5.75% 1/20/20		13,725,000	10,980,000
5.875% 3/1/18		4,785,000	4,488,569
6.875% 1/20/40		4,495,000	2,820,613
7.875% 3/15/19		10,517,000	9,491,593
Petroleos de Venezuela SA:
5.375% 4/12/27		2,050,000	640,830
5.5% 4/12/37		655,000	203,050
6% 5/16/24 (b)		2,085,000	641,138
6% 11/15/26 (b)		1,755,000	550,193
8.5% 11/2/17 (b)		16,993,333	8,369,217
9.75% 5/17/35 (b)		3,700,000	1,369,000
12.75% 2/17/22 (b)		2,395,000	1,023,863
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,726,787
3.5% 7/18/18		14,963,000	14,850,778
3.5% 7/23/20 (b)		13,960,000	13,157,300
3.5% 1/30/23		12,689,000	10,982,330
4.5% 1/23/26 (b)		46,043,000	40,978,270
4.875% 1/24/22		11,642,000	11,170,499
4.875% 1/18/24		13,872,000	12,863,506
5.5% 2/4/19 (b)		1,105,000	1,142,570
5.5% 1/21/21		12,069,000	12,187,276
5.5% 6/27/44 (b)		1,390,000	1,067,937
5.5% 6/27/44		34,804,000	26,739,913
5.625% 1/23/46 (b)		35,710,000	27,719,888
6% 3/5/20		6,145,000	6,320,133
6.375% 2/4/21 (b)		785,000	816,204
6.375% 1/23/45		29,382,000	25,487,416
6.5% 6/2/41		27,997,000	24,463,779
6.625% (b)(e)		5,845,000	4,895,188
6.875% 8/4/26 (b)		41,150,000	42,610,825
8% 5/3/19		8,600,000	9,395,500
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	12,869,300
4.875% 11/15/44		34,230,000	30,815,044
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,221,439
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	4,297,530
6.125% 1/15/17		6,185,000	6,185,000
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	584,834
5.25% 5/23/21 (b)		815,000	823,349
6% 5/3/42 (b)		395,000	328,264
6.5% 5/27/41 (b)		2,250,000	1,988,345
Rice Energy, Inc.:
6.25% 5/1/22		12,665,000	10,258,650
7.25% 5/1/23		3,830,000	3,064,000
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		6,815,000	6,504,066
5.625% 3/1/25		12,415,000	11,266,613
5.75% 5/15/24		7,045,000	6,485,768
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,484,760
4.375% 5/11/45		20,000,000	18,553,500
Sibur Securities Ltd. 3.914% 1/31/18 (b)		1,445,000	1,418,698
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,836,323
SM Energy Co. 6.5% 11/15/21		1,205,000	542,250
Southwestern Energy Co.:
3.3% 1/23/18		17,949,000	12,923,280
4.05% 1/23/20		69,462,000	44,802,990
4.95% 1/23/25		34,312,000	19,729,400
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	307,593
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,722,476
2.95% 9/25/18		1,960,000	1,929,681
4.6% 6/15/21		2,694,000	2,753,449
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (b)		3,405,000	3,251,775
6.375% 4/1/23 (b)		3,035,000	2,883,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		2,000,000	1,916,240
6.75% 3/15/24 (b)		3,590,000	3,042,525
Teekay Corp. 8.5% 1/15/20 (b)		1,955,000	1,231,650
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	5,174,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)		220,000	205,700
5.875% 10/1/20		255,000	239,700
6.125% 10/15/21		735,000	676,200
6.25% 10/15/22 (b)		1,940,000	1,784,800
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	7,977,200
4.55% 6/24/24		83,904,000	62,928,000
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		200,000	198,000
9.625% 5/14/20 (b)		3,492,567	3,571,150
Western Gas Partners LP 5.375% 6/1/21		16,424,000	14,030,005
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	1,789,250
Western Refining, Inc. 6.25% 4/1/21		4,085,000	3,268,000
Whiting Petroleum Corp. 5% 3/15/19		5,875,000	2,908,125
Williams Partners LP:
3.9% 1/15/25		26,667,000	19,866,328
4% 9/15/25		3,000,000	2,283,243
4.125% 11/15/20		2,399,000	1,968,943
4.3% 3/4/24		40,932,000	31,996,012
WPX Energy, Inc. 7.5% 8/1/20		4,070,000	2,564,100
YPF SA:
8.5% 7/28/25 (b)		1,710,000	1,663,830
8.75% 4/4/24 (b)		3,945,000	3,876,357
8.875% 12/19/18 (b)		2,330,000	2,418,540
8.875% 12/19/18 (Reg. S)		2,150,000	2,231,700
Zhaikmunai International BV 7.125% 11/13/19 (b)		3,040,000	2,371,200
			1,361,417,704

TOTAL ENERGY			1,457,511,017

FINANCIALS - 18.8%
Banks - 7.6%
ABN AMRO Bank NV 2.875% 1/18/28 (Reg. S) (c)	EUR	5,600,000	6,100,976
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,583,910
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		715,271	750,140
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	410,119
Banco Hipotecario SA 9.75% 11/30/20 (b)		750,000	794,063
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)		10,570,000	10,543,575
4% 4/14/19 (b)		12,355,000	11,366,600
5.5% 7/12/20 (b)		570,000	530,100
5.75% 9/26/23 (b)		11,110,000	9,693,475
6.369% 6/16/18 (b)		13,935,000	14,011,643
6.5% 6/10/19 (Reg. S)		1,000,000	989,700
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (b)		8,770,000	8,821,129
1.375% 9/27/17 (Reg. S)		2,720,000	2,735,858
Bank of America Corp.:
2% 1/11/18		50,000,000	49,824,700
2.25% 4/21/20		66,694,000	65,368,057
2.6% 1/15/19		8,068,000	8,106,129
3.3% 1/11/23		2,337,000	2,335,808
3.875% 3/22/17		25,777,000	26,367,628
3.875% 8/1/25		11,647,000	11,953,339
3.95% 4/21/25		27,638,000	26,759,581
4% 1/22/25		5,734,000	5,577,244
4.1% 7/24/23		11,481,000	11,955,625
4.2% 8/26/24		40,532,000	40,579,058
4.25% 10/22/26		14,724,000	14,584,858
4.45% 3/3/26		20,559,000	20,559,000
5.65% 5/1/18		8,780,000	9,372,940
5.75% 12/1/17		21,955,000	23,284,265
5.875% 1/5/21		6,530,000	7,369,307
6.5% 8/1/16		9,000,000	9,195,615
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	3,050,000	3,150,831
10% 7/30/16	EUR	1,000,000	1,106,230
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		605,000	522,466
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	6,333,920
7.75% 4/10/23 (c)		2,500,000	2,532,968
Barclays PLC:
2.75% 11/8/19		12,249,000	12,028,273
3.25% 1/12/21		21,116,000	20,357,640
4.375% 1/12/26		25,086,000	24,208,667
BBVA Bancomer SA 7.25% 4/22/20 (b)		450,000	481,500
BBVA Colombia SA 4.875% 4/21/25 (b)		390,000	354,900
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		300,000	252,060
BPCE SA 5.7% 10/22/23 (b)		6,850,000	7,047,349
Capital One NA 2.95% 7/23/21		18,827,000	18,674,219
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,169,332
1.7% 4/27/18		120,000,000	118,724,280
1.8% 2/5/18		33,287,000	33,065,508
1.85% 11/24/17		33,365,000	33,257,698
2.4% 2/18/20		60,588,000	60,050,827
2.5% 7/29/19		46,387,000	46,498,885
2.65% 10/26/20		20,000,000	19,972,900
4.05% 7/30/22		5,303,000	5,404,261
4.4% 6/10/25		40,790,000	40,671,138
4.45% 9/29/27		10,000,000	9,840,480
5.5% 9/13/25		4,478,000	4,797,416
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		13,462,000	13,785,236
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,712,030
Credit Suisse AG 6% 2/15/18		18,058,000	19,117,987
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	18,812,246
3.75% 3/26/25		19,450,000	18,374,182
3.8% 9/15/22		30,700,000	30,087,750
Discover Bank:
4.2% 8/8/23		17,852,000	18,137,561
7% 4/15/20		2,030,000	2,288,874
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,207,133
Fifth Third Bancorp:
4.5% 6/1/18		798,000	839,788
8.25% 3/1/38		4,667,000	6,572,195
Finansbank A/S 6.25% 4/30/19 (b)		900,000	936,990
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		2,200,000	2,259,576
7.75% 7/5/17 (Reg. S)		350,000	359,478
GTB Finance BV 6% 11/8/18 (b)		3,505,000	3,172,376
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,523,906
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,094,804
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,067,172
HSBK BV:
7.25% 5/3/17 (b)		2,825,000	2,854,437
7.25% 5/3/17 (Reg. S)		250,000	252,605
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,382,934
Industrial Senior Trust 5.5% 11/1/22 (b)		220,000	201,850
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		1,050,000	928,095
Intesa Sanpaolo SpA:
3.875% 1/16/18		5,740,000	5,820,934
5.71% 1/15/26 (b)		28,396,000	27,056,277
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,522,250
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,694,600
5.5% 8/6/22 (b)		1,155,000	1,084,256
6.2% 12/21/21 (Reg. S)		980,000	967,750
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,518,396
2% 8/15/17		11,000,000	11,050,226
2.2% 10/22/19		7,268,000	7,263,843
2.25% 1/23/20		40,000,000	39,911,200
2.35% 1/28/19		6,857,000	6,925,008
3.25% 9/23/22		18,423,000	18,723,221
3.875% 9/10/24		39,644,000	39,835,837
4.125% 12/15/26		50,896,000	51,635,264
4.25% 10/15/20		6,995,000	7,479,138
4.35% 8/15/21		20,267,000	21,974,697
4.5% 1/24/22		22,046,000	23,888,737
4.625% 5/10/21		6,879,000	7,515,858
4.95% 3/25/20		22,079,000	24,048,690
KeyBank NA 5.45% 3/3/16		3,939,000	3,939,000
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,105,000	1,095,331
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,056,546
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,083,907
Regions Bank 6.45% 6/26/37		24,618,000	29,507,652
Regions Financial Corp. 2% 5/15/18		13,127,000	13,010,603
Royal Bank of Canada 4.65% 1/27/26		21,308,000	21,492,804
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	61,306,995
6% 12/19/23		25,897,000	26,161,616
6.1% 6/10/23		31,961,000	32,360,513
6.125% 12/15/22		42,557,000	44,671,062
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	2,500,000	2,942,536
RSHB Capital SA 5.298% 12/27/17 (b)		1,225,000	1,225,000
SB Capital SA 5.5% 2/26/24 (b)(c)		2,285,000	2,012,431
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		980,000	974,042
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (b)(c)		645,000	624,844
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,089,358
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,064,804
3.676% 6/15/16		4,301,000	4,336,672
4.48% 1/16/24		4,804,000	5,106,205
Zenith Bank PLC 6.25% 4/22/19 (b)		4,120,000	3,636,230
			1,688,611,728
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,702,736
4.25% 2/15/24		12,758,000	13,146,979
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		10,140,000	10,368,150
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,422,475
Deutsche Bank AG 4.5% 4/1/25		80,571,000	68,294,719
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	36,846,628
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,992,608
2.55% 10/23/19		33,080,000	33,139,941
2.625% 1/31/19		50,400,000	50,783,242
2.9% 7/19/18		17,494,000	17,738,601
4.25% 10/21/25		20,000,000	19,902,060
5.25% 7/27/21		17,105,000	18,974,149
5.625% 1/15/17		3,200,000	3,305,398
5.95% 1/18/18		4,975,000	5,304,773
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,415,961
6.85% 6/15/17		1,263,000	1,327,918
Morgan Stanley:
1.875% 1/5/18		16,953,000	16,910,770
2.125% 4/25/18		12,586,000	12,582,363
2.8% 6/16/20		30,000,000	30,110,730
3.7% 10/23/24		24,714,000	25,039,656
4.35% 9/8/26		30,000,000	29,887,800
4.875% 11/1/22		26,240,000	27,665,436
5% 11/24/25		3,189,000	3,356,183
5.45% 1/9/17		13,970,000	14,429,306
5.5% 1/26/20		88,000,000	96,696,248
5.625% 9/23/19		12,714,000	13,953,462
5.75% 1/25/21		19,879,000	22,343,897
6.625% 4/1/18		16,118,000	17,547,763
UBS AG 7.625% 8/17/22		1,500,000	1,672,665
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,611,114
1.8% 3/26/18		24,142,000	24,155,133
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	18,784,556
			719,413,420
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,036,344
4.5% 5/15/21		2,800,000	2,821,000
4.625% 7/1/22		2,685,000	2,688,356
Ally Financial, Inc. 5.75% 11/20/25		1,455,000	1,411,350
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,549,989
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		840,000	819,000
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,551,047
3.95% 11/6/24		9,738,000	9,534,369
5.2% 4/27/22		12,545,000	13,191,946
6.45% 6/12/17		10,366,000	10,870,824
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,198,110
1.7% 5/9/16		19,473,000	19,488,150
1.724% 12/6/17		18,742,000	18,486,434
2.24% 6/15/18		19,162,000	18,884,956
2.597% 11/4/19		52,209,000	51,437,873
2.875% 10/1/18		13,000,000	13,006,669
General Electric Capital Corp.:
4.625% 1/7/21		5,577,000	6,232,208
4.65% 10/17/21		1,540,000	1,743,744
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,542,412
1.875% 8/9/16 (b)		2,974,000	2,980,231
2.125% 10/2/17 (b)		18,524,000	18,538,986
2.875% 8/9/18 (b)		5,276,000	5,315,649
Navient Corp.:
5% 10/26/20		915,000	807,488
5.875% 3/25/21		2,250,000	1,974,375
5.875% 10/25/24		6,255,000	5,066,550
SLM Corp.:
4.875% 6/17/19		2,160,000	2,052,000
5.5% 1/15/19		2,025,000	2,004,750
5.5% 1/25/23		6,135,000	5,076,713
6.125% 3/25/24		2,250,000	1,883,025
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,304,540
3% 8/15/19		4,907,000	4,914,856
3.75% 8/15/21		7,409,000	7,450,624
4.25% 8/15/24		7,458,000	7,465,421
			300,329,989
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.85% 2/1/25		14,325,000	12,502,273
3.875% 8/15/22		11,641,000	10,825,839
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,150,000	724,500
GE Capital International Funding Co.:
0.964% 4/15/16 (b)		34,264,000	34,270,133
2.342% 11/15/20 (b)		20,180,000	20,384,464
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,665,000	2,471,788
5.875% 2/1/22		18,611,000	16,238,098
6% 8/1/20		4,745,000	4,412,850
ILFC E-Capital Trust I 4.49% 12/21/65 (b)(c)		11,760,000	9,055,200
ILFC E-Capital Trust II 4.74% 12/21/65 (b)(c)		4,765,000	3,680,963
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,528,302
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,596,094
3.75% 12/1/25		11,601,000	11,945,998
MSCI, Inc. 5.25% 11/15/24 (b)		4,420,000	4,674,150
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,485,000	3,310,750
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		560,000	529,200
7.75% 1/27/18		1,050,000	1,050,651
			171,201,253
Insurance - 2.1%
ACE INA Holdings, Inc.:
2.875% 11/3/22		11,752,000	11,962,173
3.35% 5/3/26		9,473,000	9,698,704
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,567,501
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		11,340,000	10,206,000
Allianz SE 2.241% 7/7/45 (Reg. S) (c)	EUR	2,900,000	2,928,322
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,408,524
3.3% 3/1/21		9,614,000	9,720,090
3.875% 1/15/35		19,041,000	16,100,289
4.875% 6/1/22		18,193,000	19,412,131
5.6% 10/18/16		10,702,000	10,998,135
Aon Corp.:
3.125% 5/27/16		11,274,000	11,326,988
5% 9/30/20		3,854,000	4,251,914
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		5,600,000	5,705,862
Assicurazioni Generali SpA:
5.5% 10/27/47 (Reg. S) (c)	EUR	2,850,000	3,030,614
7.75% 12/12/42 (c)	EUR	2,700,000	3,374,103
Aviva PLC 6.625% 6/3/41 (c)	GBP	4,150,000	6,049,050
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (c)		1,600,000	1,568,000
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	12,896,561
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)		1,859,000	1,821,820
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,377,830
5.375% 3/15/17		194,000	201,039
HUB International Ltd. 9.25% 2/15/21 (b)		1,065,000	1,088,963
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	1,700,000	2,313,995
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,639,171
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,790,563
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)		30,523,000	28,183,565
5.375% 12/1/41 (b)		1,731,000	1,900,271
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	2,988,252
3.048% 12/15/22 (c)		12,433,000	12,409,527
4.368% 9/15/23		9,625,000	10,348,608
4.75% 2/8/21		4,032,000	4,418,790
6.75% 6/1/16		7,610,000	7,718,823
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,831,048
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	1,000,000	1,319,545
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	9,811,936
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	33,601,888
6% 2/10/20 (b)		12,654,000	14,158,409
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	16,486,210
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,626,337
4.5% 11/16/21		6,390,000	6,942,045
6.2% 11/15/40		4,318,000	4,863,316
7.375% 6/15/19		3,230,000	3,724,574
Symetra Financial Corp. 6.125% 4/1/16 (b)		6,375,000	6,399,582
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	18,389,163
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,193,023
4.125% 11/1/24 (b)		6,048,000	6,212,064
Unum Group:
3.875% 11/5/25		21,587,000	20,473,413
4% 3/15/24		20,000,000	19,918,160
5.625% 9/15/20		8,386,000	9,182,376
5.75% 8/15/42		16,937,000	17,742,100
7.125% 9/30/16		587,000	604,724
			462,886,091
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,869,309
4.6% 4/1/22		4,025,000	4,290,380
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	5,700,000	6,190,123
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,493,063
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,228,683
4.2% 12/15/23		12,000,000	12,897,684
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,039,492
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,504,384
4.25% 1/15/24		9,191,000	9,812,422
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,319,708
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,165,103
DDR Corp.:
3.625% 2/1/25		7,690,000	7,315,397
4.25% 2/1/26		6,601,000	6,552,885
4.625% 7/15/22		20,268,000	21,059,546
4.75% 4/15/18		11,273,000	11,725,318
7.5% 4/1/17		5,574,000	5,883,006
7.875% 9/1/20		323,000	388,181
9.625% 3/15/16		3,691,000	3,701,283
Digital Delta Holdings LLC:
3.4% 10/1/20 (b)		17,707,000	18,017,333
4.75% 10/1/25 (b)		12,725,000	12,879,469
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,274,791
3.75% 12/1/24		5,408,000	5,384,989
3.875% 10/15/22		17,388,000	17,901,815
4.375% 6/15/22		10,999,000	11,587,798
5.95% 2/15/17		102,000	105,892
6.5% 1/15/18		3,795,000	4,090,012
6.75% 3/15/20		10,379,000	11,898,600
8.25% 8/15/19		75,000	88,896
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,097,846
6% 9/15/17		1,212,000	1,278,339
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,818,858
4.625% 12/15/21		17,159,000	18,965,362
4.75% 7/15/20		7,700,000	8,363,086
5.75% 6/15/17		6,341,000	6,651,772
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,871,677
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,137,463
4% 6/1/25		11,717,000	11,508,672
4.7% 9/15/17		1,538,000	1,601,755
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	637,393
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,268,359
6.65% 1/15/18		867,000	912,941
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,659,393
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24		1,750,000	1,793,750
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,605,755
4.5% 4/1/27		50,980,000	48,159,022
4.95% 4/1/24		17,495,000	17,886,731
5.25% 1/15/26		29,233,000	29,600,839
5.875% 3/15/24		290,000	294,946
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,269,771
5% 12/15/23		2,030,000	2,104,316
Senior Housing Properties Trust 6.75% 4/15/20		250,000	273,019
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,876,846
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,719,421
WP Carey, Inc. 4% 2/1/25		21,616,000	20,431,184
			451,454,078
Real Estate Management & Development - 1.6%
BioMed Realty LP 3.85% 4/15/16		16,284,000	16,299,274
Brandywine Operating Partnership LP:
3.95% 2/15/23		17,710,000	17,595,027
4.1% 10/1/24		15,881,000	15,663,811
4.55% 10/1/29		15,881,000	15,850,810
4.95% 4/15/18		12,690,000	13,259,718
5.7% 5/1/17		7,049,000	7,321,796
6% 4/1/16		2,699,000	2,708,171
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,333,434
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,044,864
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,441,375
5.25% 3/15/21		5,708,000	6,250,209
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,074,052
5.5% 3/15/17		3,597,000	3,731,744
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	155,612
Howard Hughes Corp. 6.875% 10/1/21 (b)		2,035,000	2,001,931
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	774,300
Inmobiliaria Colonial SA 2.728% 6/5/23 (Reg. S)	EUR	2,100,000	2,246,476
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,513
11.5% 7/20/20 (Reg. S)		5,000	5,300
Liberty Property LP:
3.375% 6/15/23		8,174,000	7,972,601
4.125% 6/15/22		14,880,000	15,358,943
4.4% 2/15/24		13,017,000	13,526,238
4.75% 10/1/20		11,282,000	12,167,163
5.5% 12/15/16		1,891,000	1,945,240
6.625% 10/1/17		4,835,000	5,145,586
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,137,226
3.15% 5/15/23		14,735,000	12,764,164
4.5% 4/18/22		17,365,000	16,906,703
7.75% 8/15/19		3,156,000	3,464,783
Mid-America Apartments LP:
4% 11/15/25		4,704,000	4,802,445
4.3% 10/15/23		2,224,000	2,351,904
6.05% 9/1/16		2,000,000	2,039,836
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,567,104
Prime Property Funding, Inc. 5.7% 4/15/17 (b)		4,546,000	4,686,912
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	241,463
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,146,428
Regency Centers LP 5.875% 6/15/17		2,153,000	2,261,899
Tanger Properties LP:
3.75% 12/1/24		21,455,000	21,831,171
3.875% 12/1/23		4,812,000	4,936,039
6.125% 6/1/20		14,318,000	16,281,055
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,658,529
3.5% 2/1/25		4,631,000	4,487,522
3.75% 5/1/24		20,000,000	19,983,760
4.125% 1/15/26		5,557,000	5,634,998
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,008,800
4% 4/30/19		3,747,000	3,913,303
4.25% 3/1/22		300,000	313,671
			358,357,903
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. 6.625% 5/15/19		5,700,000	4,887,750

TOTAL FINANCIALS			4,157,142,212

HEALTH CARE - 2.6%
Biotechnology - 0.6%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,501,340
2.9% 11/6/22		24,855,000	24,671,893
3.6% 5/14/25		24,114,000	24,582,173
4.5% 5/14/35		23,238,000	23,091,461
4.7% 5/14/45		23,197,000	23,185,935
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,190,000	1,035,300
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,830,493
2.2% 5/22/19		14,136,000	14,317,817
			139,216,412
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,634,383
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		655,000	617,338
			5,251,721
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,968,156
Centene Corp.:
5.625% 2/15/21 (b)		2,660,000	2,779,700
6.125% 2/15/24 (b)		1,465,000	1,554,731
Community Health Systems, Inc.:
6.875% 2/1/22		14,810,000	12,699,575
7.125% 7/15/20		3,545,000	3,190,500
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,498,660
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,071,165
4.25% 10/15/19		7,590,000	7,817,700
4.75% 5/1/23		595,000	604,669
5.875% 3/15/22		715,000	766,838
5.875% 2/15/26		7,310,000	7,529,300
6.5% 2/15/20		30,303,000	33,566,633
HealthSouth Corp.:
5.125% 3/15/23		1,860,000	1,832,100
5.75% 11/1/24 (b)		1,035,000	1,045,350
5.75% 11/1/24		1,155,000	1,166,550
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	2,751,875
8.75% 1/15/23		9,765,000	8,764,088
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,841,286
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		2,045,000	2,070,563
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	497,750
5.5% 2/1/21		1,555,000	1,573,971
Team Health, Inc. 7.25% 12/15/23 (b)		2,825,000	2,966,250
Tenet Healthcare Corp.:
4.012% 6/15/20 (b)(c)		2,550,000	2,511,750
5% 3/1/19		2,285,000	2,182,175
6% 10/1/20		605,000	642,510
6.75% 6/15/23		14,225,000	12,891,406
6.875% 11/15/31		2,130,000	1,597,500
8.125% 4/1/22		16,575,000	16,295,214
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,411,750
2.875% 3/15/23		16,114,000	16,337,727
3.35% 7/15/22		6,192,000	6,474,002
3.75% 7/15/25		19,000,000	20,218,280
4.625% 7/15/35		12,193,000	13,092,124
4.75% 7/15/45		20,331,000	22,238,353
Vizient, Inc. 10.375% 3/1/24 (b)		2,330,000	2,463,975
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,340,983
			274,255,159
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,095,989
2.4% 2/1/19		1,959,000	1,965,388
4.15% 2/1/24		3,010,000	3,142,882
			8,204,259
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,014,130
3.45% 3/15/22		31,597,000	32,285,846
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	4,150,000	4,225,608
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)		10,323,000	10,470,433
3% 10/8/21 (b)		7,536,000	7,755,456
3.375% 10/8/24 (b)		3,362,000	3,488,828
Endo Finance LLC 5.375% 1/15/23 (b)		3,530,000	3,512,350
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		3,810,000	3,848,100
6% 2/1/25 (b)		5,680,000	5,651,600
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)		4,585,000	4,034,800
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)		3,000,000	2,865,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		610,000	542,900
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,602,952
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,936,876
2.3% 11/8/18		3,161,000	3,110,026
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,624,200
3.9% 12/15/24		5,449,000	5,314,611
4.9% 12/15/44		2,390,000	2,296,881
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,195,000	8,321,475
5.875% 5/15/23 (b)		8,465,000	6,898,975
6.75% 8/15/18 (b)		3,820,000	3,686,300
7.5% 7/15/21 (b)		1,575,000	1,484,438
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,839,738
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,761,086
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	1,984,391
3.25% 2/1/23		4,892,000	4,703,594
3.45% 11/13/20		5,179,000	5,275,702
			154,536,296

TOTAL HEALTH CARE			581,463,847

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,324,499
6.375% 6/1/19 (b)		8,071,000	9,074,944
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		8,620,000	7,499,400
Orbital ATK, Inc. 5.5% 10/1/23 (b)		2,280,000	2,354,100
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,428,075
6% 7/15/22		2,885,000	2,812,875
6.5% 5/15/25 (b)		1,355,000	1,300,800
			36,794,693
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,450,350
7.75% 4/15/21 (b)		1,470,000	1,422,225
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)		5,685,000	5,201,775
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,230,550
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,573,213
5.5% 10/1/19 (b)		8,970,000	9,013,953
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		201,180	203,443
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		215,417	234,804
6.125% 4/29/18		240,000	247,800
6.648% 3/15/19		943,918	959,210
6.9% 7/2/19		176,669	179,655
9.25% 5/10/17		1,144,714	1,219,120
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	932,859
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,694,225
Series 2013-1 Class B, 5.375% 5/15/23		313,455	311,198
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,090,656	1,116,723
8.36% 1/20/19		694,091	716,233
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		599,741	635,726
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,697,500
6.375% 6/1/18		140,000	144,550
			35,185,112
Building Products - 0.1%
Builders FirstSource, Inc. 10.75% 8/15/23 (b)		2,000,000	1,864,000
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,143,375
6% 10/15/25 (b)		3,630,000	3,688,988
USG Corp. 5.5% 3/1/25 (b)		3,175,000	3,238,500
			11,934,863
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,272,900
4.125% 4/15/19		2,860,000	3,010,150
4.125% 6/15/23		6,610,000	5,568,925
5.25% 3/15/20		2,035,000	2,004,475
6.25% 10/15/21		2,065,000	2,013,375
APX Group, Inc.:
6.375% 12/1/19		16,130,000	15,726,750
8.75% 12/1/20		13,055,000	10,607,188
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	2,840,813
Cenveo Corp. 6% 8/1/19 (b)		325,000	236,438
Garda World Security Corp.:
7.25% 11/15/21 (b)		400,000	280,000
7.25% 11/15/21 (b)		8,485,000	5,939,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,500,000	3,263,750
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	972,800
7% 2/15/22		660,000	556,050
			58,293,114
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	585,675
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		850,000	383,180
			968,855
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (c)		1,920,000	1,396,800
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,775,563
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	5,300,000	5,704,438
			9,876,801
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	456,750
General Electric Co. 5.25% 12/6/17		17,730,000	18,989,539
			19,446,289
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		890,000	651,925
Schaeffler Finance BV 4.75% 5/15/21 (b)		1,540,000	1,551,550
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,584,341
			3,787,816
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		7,875,000	5,532,188
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		8,910,000	2,851,200
8.125% 2/15/19		2,660,000	618,450
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		885,000	457,988
			9,459,826
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	3,969,874
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,513,414
Hertz Corp. 6.25% 10/15/22		1,455,000	1,384,069
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	671,125
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,445,000	1,491,450
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	537,225
			9,567,157
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,098,314
2.625% 9/4/18		16,438,000	15,950,202
3.75% 2/1/22		26,396,000	24,526,107
3.875% 4/1/21		14,814,000	14,332,545
4.25% 9/15/24		12,030,000	11,157,825
4.75% 3/1/20		11,796,000	12,002,430
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,578,938
6.25% 12/1/19		830,000	878,804
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)		1,160,000	1,223,800
Building Materials Holding Corp. 9% 9/15/18 (b)		2,690,000	2,703,450
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,152,000
6.75% 12/15/20		2,795,000	2,683,200
International Lease Finance Corp. 4.625% 4/15/21		955,000	964,550
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	3,000,000	4,140,592
			104,392,757
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,423,800	1,503,889
10.75% 12/1/20 (Reg. S)		79,800	84,289
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		585,000	597,424
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	5,153,101
			7,338,703

TOTAL INDUSTRIALS			307,045,986

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		2,940,000	2,998,800
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,394,250
Lucent Technologies, Inc.:
6.45% 3/15/29		21,230,000	21,601,525
6.5% 1/15/28		4,782,000	4,793,955
			30,788,530
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,735,742
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,253,963
6.55% 10/1/17		1,383,000	1,484,912
			8,474,617
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,241,498
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		5,720,000	5,391,100
			8,632,598
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (b)		3,200,000	3,232,000
6.125% 11/1/23 (b)		2,290,000	2,312,900
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	4,400,000	5,088,226
Everi Payments, Inc. 10% 1/15/22		5,000,000	4,100,000
			14,733,126
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,831,242
Micron Technology, Inc.:
5.25% 8/1/23 (b)		3,065,000	2,620,575
5.25% 1/15/24 (b)		5,860,000	4,922,400
5.5% 2/1/25		1,675,000	1,407,000
5.625% 1/15/26 (b)		2,755,000	2,231,550
5.875% 2/15/22		1,450,000	1,332,043
Microsemi Corp. 9.125% 4/15/23 (b)		2,785,000	2,945,138
NXP BV/NXP Funding LLC 4.625% 6/15/22 (b)		3,745,000	3,735,638
Qorvo, Inc.:
6.75% 12/1/23 (b)		4,785,000	4,868,738
7% 12/1/25 (b)		5,155,000	5,258,100
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,198,938
			37,351,362
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		11,095,000	10,984,050
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)		2,715,000	2,497,800
Nuance Communications, Inc. 5.375% 8/15/20 (b)		4,525,000	4,626,813
			18,108,663
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25		20,000,000	20,670,620
4.375% 5/13/45		20,000,000	20,184,000
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)		20,381,000	20,326,175
4.9% 10/15/25 (b)		20,381,000	19,335,129
6.35% 10/15/45 (b)		30,381,000	25,914,021
			106,429,945

TOTAL INFORMATION TECHNOLOGY			224,518,841

MATERIALS - 1.3%
Chemicals - 0.2%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (b)		1,980,000	2,202,750
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,010,000	882,639
5.75% 4/15/21 (b)		830,000	750,121
6.45% 2/3/24		680,000	610,300
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,150,000	2,562,625
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	909,938
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	735,875
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,175,000	3,063,875
OCP SA 5.625% 4/25/24 (b)		390,000	396,825
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		2,425,000	1,964,250
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,503,281
4.25% 11/15/20		3,653,000	3,896,451
			29,478,930
Construction Materials - 0.0%
CEMEX Finance LLC:
6% 4/1/24 (b)		450,000	406,170
9.375% 10/12/22 (b)		1,235,000	1,296,750
Standard Industries, Inc. 5.125% 2/15/21 (b)		4,870,000	4,967,400
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	603,250
			7,273,570
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		15,607,577	14,277,356
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.512% 12/15/19 (b)(c)		8,795,000	8,553,138
7% 11/15/20 (b)		2,655,000	2,469,150
Ball Corp. 5.25% 7/1/25		4,920,000	5,129,100
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		2,190,000	2,181,788
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,355,000	1,043,350
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (b)		2,290,000	2,358,700
6.375% 8/15/25 (b)		2,290,000	2,352,975
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)		6,885,000	6,971,063
			45,336,620
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	8,995,928
Alrosa Finance SA 7.75% 11/3/20 (b)		700,000	746,928
Anglo American Capital PLC:
3.625% 5/14/20 (b)		29,122,000	23,151,990
4.875% 5/14/25 (b)		29,080,000	22,100,800
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	6,930,275
6.75% 10/19/75 (b)(c)		17,432,000	16,930,830
Compania Minera Ares SAC 7.75% 1/23/21 (b)		860,000	785,825
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	11,514,391
4.875% 11/4/44 (b)		5,532,000	4,781,070
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,230,000	2,079,921
9.5% 4/24/18 (Reg. S)		3,150,000	3,263,999
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		4,655,000	4,049,850
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		550,000	286,000
10.375% 4/7/19 (b)		2,522,000	1,311,440
Freeport-McMoRan, Inc. 2.3% 11/14/17		14,626,000	13,382,790
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	350,750
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,080,000	3,427,200
4.875% 10/7/20 (Reg. S)		200,000	168,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,325,000	854,625
Lundin Mining Corp.:
7.5% 11/1/20 (b)		4,125,000	3,650,625
7.875% 11/1/22 (b)		5,615,000	4,604,300
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,640,000	1,574,400
Metinvest BV:
8.75% 2/14/18 (Reg. S)		412,415	163,333
10.5% 11/28/17 (b)		4,140,055	1,615,449
Murray Energy Corp. 11.25% 4/15/21 (b)		2,000,000	230,000
New Gold, Inc. 6.25% 11/15/22 (b)		4,830,000	3,441,375
Nord Gold NV 6.375% 5/7/18 (b)		1,175,000	1,194,376
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		3,310,000	3,194,415
5.625% 4/29/20 (Reg. S)		200,000	193,016
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	11,858,401
Samarco Mineracao SA 5.75% 10/24/23 (b)		655,000	298,025
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,360,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	360,712
7.5% 7/27/35		1,560,000	1,479,501
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,728,750
5.25% 4/15/23		3,040,000	2,850,000
5.5% 10/1/24		4,070,000	3,815,625
6.125% 8/15/19		2,683,000	2,743,368
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,798,438
Vale Overseas Ltd.:
4.375% 1/11/22		13,855,000	10,668,350
4.625% 9/15/20		860,000	709,242
6.25% 1/23/17		5,581,000	5,626,206
6.875% 11/21/36		640,000	437,440
Vedanta Resources PLC 6% 1/31/19 (b)		1,090,000	633,890
			194,341,849
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		1,365,000	0

TOTAL MATERIALS			276,430,969

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.0%
Altice Financing SA:
6.5% 1/15/22 (b)		1,865,000	1,878,988
6.625% 2/15/23 (b)		2,780,000	2,738,300
7.875% 12/15/19 (b)		272,000	283,560
Altice Finco SA:
7.625% 2/15/25 (b)		3,720,000	3,468,900
8.125% 1/15/24 (b)		1,000,000	972,500
9.875% 12/15/20 (b)		6,135,000	6,533,775
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,249,513
3% 6/30/22		29,259,000	29,005,090
3.4% 5/15/25		39,520,000	38,756,316
4.75% 5/15/46		31,335,000	28,504,697
4.8% 6/15/44		15,000,000	13,737,210
6.3% 1/15/38		16,665,000	18,033,996
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	47,472
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,509,824
6.15% 9/15/19		6,992,000	7,184,280
Embarq Corp. 7.995% 6/1/36		4,717,000	4,481,150
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,545,000	2,449,563
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	810,000
Qtel International Finance Ltd. 5% 10/19/25 (b)		645,000	697,213
Sable International Finance Ltd. 6.875% 8/1/22 (b)		8,215,000	7,824,788
Sprint Capital Corp.:
6.875% 11/15/28		26,040,000	18,879,000
8.75% 3/15/32		4,610,000	3,549,700
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,466,966
Telecom Italia Capital SA 6% 9/30/34		3,350,000	2,889,375
Telecom Italia SpA:
3.625% 1/19/24 (Reg. S)	EUR	1,950,000	2,100,086
5.303% 5/30/24 (b)		1,350,000	1,309,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		590,000	550,175
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,945,124
2.625% 2/21/20		21,379,000	21,674,436
4.5% 9/15/20		36,000,000	39,151,044
5.012% 8/21/54		55,038,000	51,188,477
6.25% 4/1/37		2,348,000	2,629,755
6.4% 9/15/33		10,915,000	12,721,094
6.55% 9/15/43		64,849,000	78,636,805
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,092,825
7.375% 4/23/21 (b)		11,810,000	10,865,200
			453,812,997
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,051,394
3.125% 7/16/22		9,218,000	9,232,906
Comcel Trust 6.875% 2/6/24 (b)		1,200,000	1,071,000
Digicel Group Ltd.:
6% 4/15/21 (b)		9,220,000	7,892,320
6.75% 3/1/23 (b)		2,795,000	2,382,738
7.125% 4/1/22 (b)		1,885,000	1,347,775
8.25% 9/30/20 (b)		9,040,000	7,051,200
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	399,000	594,562
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,490,000	2,268,500
7.25% 4/1/19		1,955,000	1,515,125
7.25% 10/15/20		1,810,000	1,248,900
MetroPCS Wireless, Inc. 6.625% 11/15/20		3,975,000	4,134,000
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	593,743
6% 3/15/25 (b)		9,215,000	8,086,163
6.625% 10/15/21 (b)		1,975,000	1,856,500
MTS International Funding Ltd. 8.625% 6/22/20 (b)		2,955,000	3,309,600
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,615,000	1,703,825
10.125% 1/15/23 (b)		7,075,000	7,614,469
10.875% 10/15/25 (b)		3,075,000	3,321,000
Sprint Communications, Inc.:
7% 3/1/20 (b)		980,000	962,850
9% 11/15/18 (b)		3,890,000	4,038,209
Sprint Corp.:
7.25% 9/15/21		7,925,000	5,963,563
7.625% 2/15/25		7,395,000	5,287,425
7.875% 9/15/23		12,220,000	9,042,800
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,181,800
6.375% 3/1/25		15,125,000	15,276,250
6.464% 4/28/19		1,520,000	1,561,800
6.5% 1/15/24		6,085,000	6,252,338
6.5% 1/15/26		2,930,000	2,969,174
6.625% 4/1/23		7,185,000	7,508,325
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	474,144
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	706,311
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		4,735,000	4,948,833
			150,449,542

TOTAL TELECOMMUNICATION SERVICES			604,262,539

UTILITIES - 3.0%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17		2,491,000	2,641,616
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,177,166
2.95% 12/15/22		4,935,000	4,919,341
American Transmission Systems, Inc. 5% 9/1/44 (b)		1,019,000	1,022,414
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,991,432
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,744,529
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,874,318
6.4% 9/15/20 (b)		25,897,000	29,566,579
EDF SA 4.125% (Reg. S) (c)(e)	EUR	2,400,000	2,339,965
Edison International 3.75% 9/15/17		6,674,000	6,875,241
Eversource Energy:
1.45% 5/1/18		3,325,000	3,285,316
2.8% 5/1/23		15,104,000	14,791,951
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,302,909
2.85% 6/15/20		4,888,000	4,929,475
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,767,849
4.25% 3/15/23		31,243,000	32,614,568
7.375% 11/15/31		64,123,000	79,693,603
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,450,350
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		235,000	239,499
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,391,894
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	700,500
Lamar Funding Ltd. 3.958% 5/7/25 (b)		565,000	491,550
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,522,240
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,234,300
Nevada Power Co. 6.5% 5/15/18		790,000	869,848
NSG Holdings II, LLC 7.75% 12/15/25 (b)		9,078,998	9,532,948
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,048,212
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	811,723
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,323,010
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,865,868
RJS Power Holdings LLC 4.625% 7/15/19 (b)		8,575,000	6,902,875
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,564,365
5.15% 3/15/20		3,761,000	4,093,781
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,325,836
			374,907,071
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		234,000	237,412
Southern Natural Gas Co. 5.9% 4/1/17 (b)		442,000	447,074
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,413,316
			4,097,802
Independent Power and Renewable Electricity Producers - 0.5%
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		8,326,000	8,430,075
7.25% 10/15/21		63,340,000	62,231,550
Dynegy, Inc.:
6.75% 11/1/19		5,505,000	5,102,447
7.375% 11/1/22		6,060,000	5,060,100
7.625% 11/1/24		19,865,000	16,438,288
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	660,530
NRG Energy, Inc.:
6.25% 7/15/22		3,090,000	2,611,050
6.25% 5/1/24		4,990,000	4,141,700
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	814,200
The AES Corp.:
4.875% 5/15/23		3,775,000	3,397,500
7.375% 7/1/21		1,515,000	1,579,388
			110,466,828
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17		15,809,000	15,763,106
2% 11/15/18		12,172,000	12,192,510
Dominion Resources, Inc.:
2.9031% 9/30/66 (c)		35,229,000	23,675,685
7.5% 6/30/66 (c)		10,345,000	8,663,938
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,980,530
5.45% 9/15/20		11,473,000	12,699,074
5.8% 2/1/42		6,336,000	7,283,029
5.95% 6/15/41		11,832,000	13,833,324
6.4% 3/15/18		1,228,000	1,331,815
6.8% 1/15/19		6,774,000	7,554,419
PG&E Corp. 2.4% 3/1/19		1,683,000	1,699,970
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,727,912
6.5% 12/15/20		5,125,000	5,979,625
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,549,625
Sempra Energy:
2.3% 4/1/17		14,116,000	14,207,895
2.875% 10/1/22		5,760,000	5,575,899
6% 10/15/39		10,336,000	11,361,931
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	2,856,400
			179,936,687
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	3,500,000	5,066,612

TOTAL UTILITIES			674,475,000

TOTAL NONCONVERTIBLE BONDS
(Cost $10,446,005,915)			10,110,678,611

U.S. Government and Government Agency Obligations - 20.3%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$225,996,750	$210,410,933
1.375% 2/15/44		134,449,978	145,521,659
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	162,867,598
0.25% 1/15/25		75,000,000	74,368,806
0.375% 7/15/25		396,692,000	398,414,415
0.625% 1/15/26		200,000,000	205,329,599

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,196,913,010

U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
3% 5/15/45		485,917,000	524,657,705
3% 11/15/45		152,323,000	164,621,864
4.5% 2/15/36		100,000	137,625
U.S. Treasury Notes:
0.75% 1/31/18		6,817,000	6,811,144
0.875% 11/30/17		1,168,474,000	1,170,162,364
1.125% 6/15/18		586,229,000	590,190,736
1.25% 10/31/18		538,826,000	544,193,246
1.25% 11/15/18 (f)		10,200,000	10,301,204
1.375% 4/30/20		22,903,000	23,097,149
1.5% 2/28/23		271,063,000	270,713,600
1.625% 7/31/20 (g)		5,593,000	5,695,682
1.625% 2/15/26		200,000	197,953
2% 8/15/25		5,305,000	5,424,156
2.25% 11/15/25		1,800,000	1,880,649

TOTAL U.S. TREASURY OBLIGATIONS			3,318,085,077

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,452,456,781)			4,514,998,087

U.S. Government Agency - Mortgage Securities - 15.5%
Fannie Mae - 8.7%
1.875% 10/1/34 (c)		1,378	1,418
1.93% 2/1/33 (c)		1,749	1,805
1.975% 10/1/33 (c)		2,318	2,392
1.98% 7/1/35 (c)		20,007	20,728
1.981% 1/1/35 (c)		268,053	277,012
1.988% 3/1/35 (c)		26,965	27,903
2.005% 1/1/35 (c)		3,029	3,130
2.011% 12/1/34 (c)		53,915	55,779
2.048% 10/1/33 (c)		18,456	19,103
2.07% 4/1/37 (c)		95,754	99,843
2.175% 3/1/35 (c)		5,073	5,242
2.19% 3/1/37 (c)		25,716	26,972
2.222% 10/1/33 (c)		414,209	432,197
2.23% 7/1/34 (c)		31,811	33,132
2.24% 12/1/34 (c)		10,769	11,229
2.26% 1/1/35 (c)		181,078	188,503
2.302% 6/1/36 (c)		167,995	175,891
2.315% 9/1/36 (c)		76,222	79,781
2.317% 5/1/36 (c)		176,845	184,926
2.385% 3/1/33 (c)		95,231	99,514
2.391% 9/1/36 (c)		70,605	74,038
2.446% 5/1/35 (c)		222,105	233,257
2.45% 11/1/36 (c)		94,424	99,336
2.458% 3/1/35 (c)		72,155	76,261
2.46% 9/1/35 (c)		85,913	90,253
2.472% 7/1/35 (c)		111,023	116,664
2.476% 6/1/47 (c)		142,789	150,533
2.5% 5/1/27 to 8/1/43		17,511,168	17,604,892
2.5% 3/1/31 (h)		39,300,000	40,294,785
2.5% 2/1/36 (c)		403,662	425,335
2.525% 5/1/36 (c)		164,047	173,600
2.555% 6/1/36 (c)		322,575	341,274
2.557% 3/1/40 (c)		401,746	423,768
2.557% 6/1/42 (c)		278,804	287,200
2.559% 10/1/33 (c)		100,290	105,966
2.628% 7/1/37 (c)		176,146	186,466
2.685% 12/1/39 (c)		234,479	247,938
2.689% 2/1/42 (c)		1,807,051	1,878,758
2.695% 12/1/35 (c)		277,320	292,585
2.696% 7/1/34 (c)		202,620	214,969
2.761% 1/1/42 (c)		2,054,656	2,138,287
2.78% 9/1/37 (c)		31,520	33,490
2.951% 11/1/40 (c)		170,279	176,779
2.98% 9/1/41 (c)		205,799	215,208
2.991% 10/1/41 (c)		89,145	93,103
3% 12/1/26 to 9/1/45		253,689,617	261,915,543
3% 3/1/31 (h)		11,600,000	12,096,820
3% 3/1/46 (h)		6,000,000	6,152,344
3% 3/1/46 (h)		4,500,000	4,614,258
3% 3/1/46 (h)		2,700,000	2,768,555
3.007% 8/1/41 (c)		1,118,167	1,169,845
3.249% 7/1/41 (c)		289,847	302,825
3.346% 9/1/41 (c)		326,346	346,743
3.347% 10/1/41 (c)		159,777	167,758
3.465% 12/1/40 (c)		14,022,787	14,729,175
3.5% 3/1/25 to 2/1/46		462,597,420	487,865,181
3.5% 3/1/46 (h)		44,800,000	46,944,231
3.5% 3/1/46 (h)		27,600,000	28,920,999
3.5% 3/1/46 (h)		27,600,000	28,920,999
3.5% 3/1/46 (h)		49,800,000	52,183,543
3.5% 3/1/46 (h)		44,800,000	46,944,231
3.5% 3/1/46 (h)		25,770,000	27,003,411
3.5% 3/1/46 (h)		21,730,000	22,770,048
3.553% 7/1/41 (c)		358,169	376,641
4% 9/1/24 to 1/1/46 (i)		342,315,345	367,317,594
4% 3/1/46 (h)		3,800,000	4,054,422
4% 3/1/46 (h)		30,300,000	32,328,679
4% 3/1/46 (h)		17,700,000	18,885,070
4% 3/1/46 (h)		8,200,000	8,749,015
4% 3/1/46 (h)		4,400,000	4,694,594
4% 3/1/46 (h)		3,800,000	4,054,422
4% 3/1/46 (h)		1,800,000	1,920,516
4% 3/1/46 (h)		3,700,000	3,947,726
4% 3/1/46 (h)		8,600,000	9,175,797
4.5% 2/1/33 to 4/1/45		186,324,350	203,595,722
5% 3/1/18 to 3/1/45		65,456,926	72,616,343
5.204% 7/1/37 (c)		38,759	41,182
5.255% 8/1/41		3,075,984	3,481,837
5.5% 12/1/17 to 3/1/41		36,628,259	41,362,214
5.565% 8/1/46 (c)		35,500	37,086
6% 2/1/17 to 1/1/42		17,701,727	20,369,046
6.5% 4/1/16 to 4/1/37		7,535,201	8,787,140
7% 9/1/21 to 7/1/37		1,590,768	1,860,801
7.5% 6/1/25 to 2/1/32		682,073	809,162
8% 12/1/17 to 3/1/37		14,198	17,427
8.5% 1/1/17 to 7/1/22		1,706	1,930
9.5% 6/1/18 to 9/1/21		15,293	16,423

TOTAL FANNIE MAE			1,922,038,543

Freddie Mac - 3.6%
1.625% 8/1/37 (c)		35,712	36,384
1.945% 3/1/35 (c)		90,611	93,390
2.106% 12/1/35 (c)		261,764	271,554
2.113% 2/1/37 (c)		179,804	186,802
2.153% 1/1/36 (c)		87,884	90,928
2.154% 8/1/37 (c)		77,821	81,261
2.175% 6/1/37 (c)		29,620	30,831
2.189% 3/1/36 (c)		176,674	183,175
2.2% 3/1/37 (c)		17,304	17,913
2.21% 3/1/36 (c)		174,630	182,016
2.246% 5/1/37(c)		75,183	78,615
2.278% 6/1/33 (c)		218,356	228,538
2.362% 10/1/42 (c)		2,740,957	2,894,324
2.372% 11/1/35 (c)		201,225	209,720
2.419% 10/1/36 (c)		312,829	327,580
2.461% 10/1/35 (c)		133,169	139,621
2.489% 4/1/36 (c)		186,499	196,901
2.51% 6/1/37 (c)		24,971	26,272
2.511% 6/1/33 (c)		699,015	737,632
2.54% 6/1/37 (c)		258,606	272,990
2.562% 6/1/37 (c)		50,532	53,135
2.563% 5/1/37 (c)		69,583	73,631
2.595% 4/1/37 (c)		8,560	9,064
2.668% 4/1/37 (c)		91,018	95,926
2.67% 6/1/36 (c)		67,185	71,032
2.689% 3/1/35 (c)		1,042,270	1,106,444
2.795% 7/1/36 (c)		73,443	78,033
3% 8/1/42 to 8/1/45		81,003,737	83,260,888
3% 3/1/46 (h)		94,850,000	97,050,814
3.004% 3/1/33 (c)		6,139	6,523
3.075% 12/1/36 (c)		318,301	338,195
3.082% 9/1/41 (c)		1,752,399	1,826,748
3.208% 9/1/41 (c)		197,952	206,867
3.216% 4/1/41 (c)		218,146	228,030
3.25% 10/1/35 (c)		157,393	167,230
3.292% 7/1/41 (c)		1,093,710	1,147,162
3.297% 6/1/41 (c)		237,485	248,194
3.427% 12/1/40 (c)		6,881,463	7,197,082
3.451% 5/1/41 (c)		166,051	172,776
3.5% 4/1/40 to 11/1/45 (j)		239,432,455	251,384,148
3.5% 3/1/46 (h)		25,300,000	26,451,347
3.5% 3/1/46 (h)		31,400,000	32,828,945
3.626% 6/1/41 (c)		328,088	343,936
3.706% 5/1/41 (c)		268,447	281,816
4% 6/1/33 to 11/1/45		118,790,924	127,385,118
4% 3/1/46 (h)		49,400,000	52,638,926
4% 3/1/46 (h)		18,900,000	20,139,184
4.5% 6/1/25 to 1/1/45 (k)		32,902,487	35,851,801
5% 6/1/20 to 7/1/41		31,575,055	35,179,264
5.143% 4/1/38 (c)		221,018	234,625
5.5% 10/1/17 to 3/1/41		13,748,380	15,451,421
6% 7/1/16 to 12/1/37		3,518,906	4,025,817
6.5% 3/1/16 to 9/1/39		4,918,215	5,708,944
7% 6/1/21 to 9/1/36		1,478,675	1,742,560
7.5% 1/1/27 to 6/1/32		26,300	31,561
8% 7/1/16 to 1/1/37		51,328	62,902
8.5% 2/1/19 to 1/1/28		45,526	54,314
9% 5/1/17 to 10/1/20		97	103
9.5% 5/1/21 to 7/1/21		357	391
10% 11/15/18 to 11/1/20		149	162
11% 7/1/19 to 9/1/20		36	40

TOTAL FREDDIE MAC			809,421,546

Ginnie Mae - 3.2%
3% 6/15/42 to 8/20/45		71,901,158	74,646,545
3% 3/1/46 (h)		35,800,000	37,075,375
3.5% 11/15/40 to 2/15/44		213,426,613	225,821,325
3.5% 3/1/46 (h)		17,000,000	17,949,610
3.5% 3/1/46 (h)		18,300,000	19,322,227
3.5% 3/1/46 (h)		8,700,000	9,185,977
3.5% 3/1/46 (h)		10,400,000	10,980,938
3.5% 3/1/46 (h)		23,100,000	24,390,352
4% 5/20/33 to 7/20/45		124,009,992	132,996,059
4% 3/1/46 (h)		20,350,000	21,733,367
4.5% 6/20/33 to 8/15/41		81,064,061	88,488,086
5% 12/15/32 to 9/15/41		33,018,974	37,075,081
5.5% 4/15/29 to 9/15/39		5,521,956	6,251,068
6% 10/15/30 to 11/15/39		797,642	924,563
6.5% 3/20/31 to 11/15/37		442,518	522,276
7% 10/15/22 to 3/15/33		1,412,584	1,685,769
7.5% 1/15/17 to 9/15/31		642,700	757,441
8% 4/15/17 to 11/15/29		222,741	261,195
8.5% 10/15/21 to 1/15/31		38,440	46,719
9% 8/15/19 to 1/15/23		1,785	1,979
9.5% 12/15/20 to 2/15/25		743	826
10.5% 9/20/16 to 1/20/18		1,445	1,522
11% 5/20/16 to 9/20/19		738	830

TOTAL GINNIE MAE			710,119,130

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,406,502,525)			3,441,579,219

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (c)		$664,344	$593,431
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (c)		269,113	256,278
Airspeed Ltd. Series 2007-1A Class C1, 2.927% 6/15/32 (b)(c)		3,317,900	1,426,697
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		11,310,000	11,312,937
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.1755% 6/17/31 (b)(c)		551,000	506,042
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	144,141
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	424,516
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	561,612
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		931,000	893,064
Class XS, 0% 10/17/45 (b)(l)		697,667	0
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (c)		45,960	42,133
Series 2004-R2 Class M3, 1.2608% 4/25/34 (c)		89,819	65,561
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (c)		47,932	42,543
Series 2004-W11 Class M2, 1.4858% 11/25/34 (c)		561,149	539,326
Series 2004-W7 Class M1, 1.2608% 5/25/34 (c)		1,492,630	1,364,310
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (c)		1,143,558	405,335
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (c)		1,664,671	1,444,957
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (c)		17,584	2,929
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		5,706,789	5,708,894
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (c)		1,802,588	1,226,411
CFC LLC Series 2013-1A Class B, 2.75% 11/15/18 (b)		3,623,665	3,636,455
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		6,413,815	6,411,432
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		10,348,214	10,289,767
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (c)		3,192	2,917
Series 2004-3 Class M4, 1.8908% 4/25/34 (c)		63,248	55,394
Series 2004-4 Class M2, 1.2308% 6/25/34 (c)		98,238	88,828
Series 2004-7 Class AF5, 5.868% 1/25/35		2,751,628	2,850,110
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		294,751	306,464
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (c)		38,916	33,791
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (c)		290,872	274,705
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (c)		10,384	8,599
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		9,598,464	9,573,770
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (c)		948,695	822,579
Class M4, 1.4465% 1/25/35 (c)		347,133	186,418
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (b)(c)		1,236,882	1,095,057
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (b)(c)		757,879	717,729
Class B, 0.7105% 11/15/34 (b)(c)		273,769	240,919
Class C, 0.8105% 11/15/34 (b)(c)		454,993	393,712
Class D, 1.1805% 11/15/34 (b)(c)		172,775	143,144
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		118,329	3,410
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (c)		262,551	241,691
Series 2003-3 Class M1, 1.7258% 8/25/33 (c)		437,831	407,732
Series 2003-5 Class A2, 1.1358% 12/25/33 (c)		32,929	30,459
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (c)		1,522,035	976,024
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.077% 12/17/30 (b)(c)		590,000	551,334
Series 2014-SFR1 Class F, 4.1755% 6/17/31 (b)(c)		557,000	515,311
Series 2014-SFR3 Class E, 4.926% 12/17/31 (b)(c)		206,000	198,627
Series 2014-SRF2 Class F, 4.4255% 9/17/31 (b)(c)		335,000	310,085
Series 2015-SFR2 Class E, 3.5755% 6/17/32 (b)(c)		485,000	441,666
Series 2015-SFR3 Class E, 4.1755% 8/17/32 (b)(c)		5,116,000	4,764,214
Series 2015-SRF1 Class E, 4.6255% 3/17/32 (b)(c)		624,000	594,735
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (c)		175,461	78,872
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		8,612,729	8,767,831
Class AV4, 0.5658% 11/25/36 (c)		49,954	49,933
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (c)		82,741	82,315
Series 2006-A Class 2C, 1.7531% 3/27/42 (c)		3,243,000	1,663,244
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.5958% 11/25/36 (c)		4,525,635	1,794,799
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.8565% 5/25/46 (b)(c)		250,000	238,034
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (c)		313,050	9,848
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (c)		112,725	93,626
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (c)		264,816	247,579
Series 2006-FF1 Class M2, 0.7258% 8/25/36 (c)		13,300,000	12,699,908
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (c)		124,963	124,254
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (c)		1,552,685	1,487,004
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (c)		57,368	49,861
Series 2004-NC6 Class M3, 2.6108% 7/25/34 (c)		15,480	13,624
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (c)		17,810	16,420
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (c)		245,124	218,443
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (c)		167,508	3,749
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (b)		28,137,448	27,996,761
Series 2016-1A Class A, 3.1294% 2/25/26 (b)		17,500,000	17,499,984
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (c)		1,426,957	1,298,913
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		4,000,000	3,993,201
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (c)		532,896	485,297
Class M4, 2.6015% 9/25/34 (c)		683,353	461,041
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (c)		1,475,804	1,296,172
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	168,008
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.3858% 9/25/46 (b)(c)		250,000	60,504
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (c)		5,108	4,368
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,048,083
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (c)		724,730	667,123
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (c)		563,771	549,593
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)		8,745,876	8,713,079
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (c)		41,059	34,623
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (c)		28,819	24,276
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (b)(c)		2,683,017	1,314,678
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		4,826,505	4,799,813
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(c)		119,733	114,599
Class D, 1.2276% 11/21/40 (b)(c)		305,000	235,666
TOTAL ASSET-BACKED SECURITIES
(Cost $172,496,022)			178,533,321

Collateralized Mortgage Obligations - 2.6%
Private Sponsor - 0.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.5665% 6/27/36 (b)(c)		16,743,628	16,056,030
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.808% 12/26/35 (b)(c)		3,914,355	3,964,162
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.6021% 7/26/36 (b)(c)		2,630,296	2,490,748
Series 2013-RR3 Class 2A1, 2.3809% 2/26/37 (b)(c)		5,370,524	5,262,366
Series 2013-RR4 Class 2A1, 2.7957% 5/26/47 (b)(c)		8,208,527	8,162,713
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (c)		955,258	917,689
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (b)		7,288,066	7,176,627
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		11,749,598	11,759,323
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.1596% 10/26/37 (b)(c)		634,315	620,992
CSMC:
floater Series 2015-1R Class 6A1, 0.7004% 5/27/37 (b)(c)		12,180,369	11,148,447
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		9,709,682	9,606,130
Series 2014-3R Class 2A1, 1.1216% 5/27/37 (b)(c)		1,637,479	1,544,985
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (c)		487,327	467,372
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(c)		910,000	979,769
Series 2010-K7 Class B, 5.6243% 4/25/20 (b)(c)		1,000,000	1,086,325
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.133% 3/25/37 (c)		869,298	838,899
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (c)		1,187,697	1,019,982
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (c)		1,105,120	1,013,638
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (c)		3,079,781	2,725,562
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		70,326	71,310
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		16,376,575	16,368,387
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.8917% 3/26/37 (b)(c)		6,546,636	6,458,724
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (b)		5,577,905	5,547,491
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (c)		860,749	814,394
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (b)(c)		338,705	301,377
Class B6, 3.2735% 6/10/35 (b)(c)		75,519	68,111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (c)		22,262	21,697
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (c)		121,227	118,152
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (c)		11,181,170	10,714,012
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.8479% 1/25/35 (c)		2,808,489	2,787,869
Series 2005-AR10 Class 2A15, 2.7505% 6/25/35 (c)		14,051,169	14,305,216
Series 2005-AR2:
Class 1A2, 2.6956% 3/25/35 (c)		1,719,236	1,575,931
Class 3A1, 2.7072% 3/25/35 (c)		24,984,307	25,034,195
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.3738% 6/27/36 (b)(c)		2,937,222	2,886,837

TOTAL PRIVATE SPONSOR			173,915,462

U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.2358% 2/25/32 (c)		30,874	31,207
Series 2002-39 Class FD, 1.4295% 3/18/32 (c)		50,069	50,902
Series 2002-60 Class FV, 1.4358% 4/25/32 (c)		65,504	66,708
Series 2002-63 Class FN, 1.4358% 10/25/32 (c)		88,327	89,917
Series 2002-7 Class FC, 1.1858% 1/25/32 (c)		32,903	33,553
Series 2002-94 Class FB, 0.8358% 1/25/18 (c)		32,335	32,405
Series 2003-118 Class S, 7.6642% 12/25/33 (c)(l)(m)		1,022,009	235,079
Series 2006-104 Class GI, 6.2442% 11/25/36 (c)(l)(m)		754,287	154,029
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		48,615	53,142
Series 1993-207 Class H, 6.5% 11/25/23		591,472	661,858
Series 1996-28 Class PK, 6.5% 7/25/25		190,208	213,018
Series 1999-17 Class PG, 6% 4/25/29		506,283	554,259
Series 1999-32 Class PL, 6% 7/25/29		455,176	499,237
Series 1999-33 Class PK, 6% 7/25/29		291,695	320,413
Series 2001-52 Class YZ, 6.5% 10/25/31		35,731	42,049
Series 2002-9 Class PC, 6% 3/25/17		13,450	13,699
Series 2003-28 Class KG, 5.5% 4/25/23		342,945	372,102
Series 2004-21 Class QE, 4.5% 11/25/32		47,149	47,981
Series 2005-102 Class CO, 11/25/35(n)		275,114	248,633
Series 2005-73 Class SA, 16.4169% 8/25/35 (c)(m)		106,029	138,001
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	498,212
Series 2006-105 Class MD, 5.5% 6/25/35		142,410	143,394
Series 2006-12 Class BO, 10/25/35(n)		1,196,351	1,133,795
Series 2006-37 Class OW, 5/25/36(n)		131,799	121,607
Series 2006-45 Class OP, 6/25/36(n)		363,770	328,659
Series 2006-62 Class KP, 4/25/36(n)		536,873	499,890
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		99,596	117,544
Series 1999-25 Class Z, 6% 6/25/29		393,711	447,191
Series 2001-20 Class Z, 6% 5/25/31		527,622	578,581
Series 2001-31 Class ZC, 6.5% 7/25/31		273,707	317,509
Series 2002-16 Class ZD, 6.5% 4/25/32		136,174	159,611
Series 2002-74 Class SV, 7.1142% 11/25/32 (c)(l)		656,488	123,829
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		3,677,346	471,630
Series 06-116 Class SG, 6.2042% 12/25/36 (c)(l)(m)		503,162	97,727
Series 07-40 Class SE, 6.0042% 5/25/37 (c)(l)(m)		315,929	53,332
Series 1993-165 Class SH, 18.5671% 9/25/23 (c)(m)		23,802	32,572
Series 2003-21 Class SK, 7.6642% 3/25/33 (c)(l)(m)		84,766	16,894
Series 2003-35 Class TQ, 7.0642% 5/25/18 (c)(l)(m)		33,096	1,804
Series 2005-72 Class ZC, 5.5% 8/25/35		3,235,077	3,650,336
Series 2007-57 Class SA, 38.0052% 6/25/37 (c)(m)		244,410	522,665
Series 2007-66:
Class SA, 36.9852% 7/25/37 (c)(m)		365,850	749,616
Class SB, 36.9852% 7/25/37 (c)(m)		163,861	324,938
Series 2007-75 Class JI, 6.1092% 8/25/37 (c)(l)		11,524,214	2,058,423
Series 2008-12 Class SG, 5.9142% 3/25/38 (c)(l)(m)		2,133,274	382,656
Series 2009-114 Class AI, 5% 12/25/23 (l)		298,840	9,185
Series 2009-16 Class SA, 5.8142% 3/25/24 (c)(l)(m)		126,582	2,955
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		149,694	6,122
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		203,127	14,328
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		304,349	20,675
Series 2010-112 Class SG, 5.9242% 6/25/21 (c)(l)(m)		251,735	16,660
Series 2010-12 Class AI, 5% 12/25/18 (l)		673,044	29,972
Series 2010-135 Class LS, 5.6142% 12/25/40 (c)(l)(m)		1,940,330	348,202
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,906,240	242,419
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		194,110	10,503
Series 2010-23:
Class AI, 5% 12/25/18 (l)		274,153	10,969
Class HI, 4.5% 10/25/18 (l)		201,099	8,588
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		606,251	23,748
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		664,143	42,259
Series 2011-39 Class ZA, 6% 11/25/32		1,316,891	1,516,583
Series 2011-67 Class AI, 4% 7/25/26 (l)		582,937	60,917
Series 2011-83 Class DI, 6% 9/25/26 (l)		917,407	111,884
Series 2013-N1 Class A, 6.2842% 6/25/35 (c)(l)(m)		1,549,934	374,034
Series 2015-70 Class JC, 3% 10/25/45		10,961,534	11,437,945
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (l)		97,374	3,985
Class 5, 5.5% 7/25/33 (l)		286,708	59,865
Series 343 Class 16, 5.5% 5/25/34 (l)		237,200	40,073
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		169,044	36,991
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		115,072	20,549
Class 13, 6% 3/25/34 (l)		153,920	31,154
Series 359 Class 19, 6% 7/25/35 (c)(l)		104,717	18,700
Series 384 Class 6, 5% 7/25/37 (l)		1,355,860	250,559
Freddie Mac:
floater:
Series 2412 Class FK, 1.227% 1/15/32 (c)		25,516	25,783
Series 2423 Class FA, 1.327% 3/15/32 (c)		34,260	34,757
Series 2424 Class FM, 1.427% 3/15/32 (c)		38,096	38,799
Series 2432:
Class FE, 1.327% 6/15/31 (c)		61,189	62,119
Class FG, 1.327% 3/15/32 (c)		20,560	20,857
floater target amortization class Series 3366 Class FD, 0.677% 5/15/37 (c)		1,470,527	1,462,588
planned amortization class:
Series 2006-15 Class OP, 3/25/36(n)		997,280	899,699
Series 2095 Class PE, 6% 11/15/28		560,126	616,082
Series 2101 Class PD, 6% 11/15/28		52,154	57,081
Series 2121 Class MG, 6% 2/15/29		219,782	240,863
Series 2131 Class BG, 6% 3/15/29		1,504,220	1,653,581
Series 2137 Class PG, 6% 3/15/29		246,883	270,859
Series 2154 Class PT, 6% 5/15/29		382,897	419,599
Series 2162 Class PH, 6% 6/15/29		93,237	101,892
Series 2425 Class JH, 6% 3/15/17		21,621	22,060
Series 2520 Class BE, 6% 11/15/32		526,771	578,713
Series 2585 Class KS, 7.173% 3/15/23 (c)(l)(m)		34,379	4,435
Series 2693 Class MD, 5.5% 10/15/33		5,723,126	6,477,837
Series 2802 Class OB, 6% 5/15/34		1,003,375	1,127,369
Series 2937 Class KC, 4.5% 2/15/20		1,174,434	1,219,411
Series 2962 Class BE, 4.5% 4/15/20		1,220,777	1,276,282
Series 3002 Class NE, 5% 7/15/35		1,435,318	1,580,579
Series 3110 Class OP, 9/15/35(n)		677,989	660,404
Series 3119 Class PO, 2/15/36(n)		1,133,112	1,036,147
Series 3121 Class KO, 3/15/36(n)		218,960	199,313
Series 3123 Class LO, 3/15/36(n)		658,327	601,284
Series 3145 Class GO, 4/15/36(n)		624,145	596,492
Series 3189 Class PD, 6% 7/15/36		1,454,578	1,625,571
Series 3225 Class EO, 10/15/36(n)		378,381	342,037
Series 3258 Class PM, 5.5% 12/15/36		626,588	704,655
Series 3415 Class PC, 5% 12/15/37		538,679	588,493
Series 3786 Class HI, 4% 3/15/38 (l)		1,734,586	180,706
Series 3806 Class UP, 4.5% 2/15/41		3,450,637	3,715,862
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,727,826
sequential payer:
Series 2135 Class JE, 6% 3/15/29		108,202	118,574
Series 2274 Class ZM, 6.5% 1/15/31		117,978	136,734
Series 2281 Class ZB, 6% 3/15/30		297,484	324,823
Series 2303 Class ZV, 6% 4/15/31		130,672	143,757
Series 2357 Class ZB, 6.5% 9/15/31		894,717	1,053,276
Series 2502 Class ZC, 6% 9/15/32		263,377	290,986
Series 2519 Class ZD, 5.5% 11/15/32		459,468	499,561
Series 2546 Class MJ, 5.5% 3/15/23		215,383	229,618
Series 2601 Class TB, 5.5% 4/15/23		103,323	113,611
Series 2998 Class LY, 5.5% 7/15/25		278,608	305,301
Series 06-3115 Class SM, 6.173% 2/15/36 (c)(l)(m)		414,236	72,729
Series 2013-4281 Class AI, 4% 12/15/28 (l)		6,295,721	671,460
Series 2844:
Class SC, 44.0245% 8/15/24 (c)(m)		13,700	23,435
Class SD, 80.899% 8/15/24 (c)(m)		20,155	47,499
Series 2935 Class ZK, 5.5% 2/15/35		4,500,776	5,153,231
Series 2947 Class XZ, 6% 3/15/35		1,595,791	1,819,681
Series 3055 Class CS, 6.163% 10/15/35 (c)(l)		595,369	110,786
Series 3244 Class SG, 6.233% 11/15/36 (c)(l)(m)		1,427,439	317,513
Series 3274 Class SM, 6.003% 2/15/37 (c)(l)		694,861	127,961
Series 3284 Class CI, 5.693% 3/15/37 (c)(l)		3,346,836	632,788
Series 3287 Class SD, 6.323% 3/15/37 (c)(l)(m)		2,172,738	453,158
Series 3297 Class BI, 6.333% 4/15/37 (c)(l)(m)		3,192,434	669,540
Series 3336 Class LI, 6.153% 6/15/37 (c)(l)		1,124,110	176,653
Series 3772 Class BI, 4.5% 10/15/18 (l)		723,110	31,596
Series 3949 Class MK, 4.5% 10/15/34		1,021,588	1,107,388
Series 3955 Class YI, 3% 11/15/21 (l)		3,482,292	194,965
Series 4471 Class PA 4% 12/15/40		14,295,586	15,201,026
target amortization class Series 2156 Class TC, 6.25% 5/15/29		313,972	347,474
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.327% 2/15/24 (c)		128,742	130,164
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		220,164	241,751
Series 2056 Class Z, 6% 5/15/28		429,218	470,915
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		9,383,478	10,591,026
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (c)(l)(m)		609,756	104,349
Series 2010-H03 Class FA, 0.9719% 3/20/60 (c)(o)		6,866,388	6,822,108
Series 2010-H17 Class FA, 0.7519% 7/20/60 (c)(o)		734,075	722,252
Series 2010-H18 Class AF, 0.551% 9/20/60 (c)(o)		888,356	873,207
Series 2010-H19 Class FG, 0.551% 8/20/60 (c)(o)		1,034,530	1,017,165
Series 2010-H27 Series FA, 0.631% 12/20/60 (c)(o)		1,799,821	1,774,592
Series 2011-H05 Class FA, 0.751% 12/20/60 (c)(o)		2,838,086	2,813,635
Series 2011-H07 Class FA, 0.9295% 2/20/61 (c)(o)		5,480,783	5,435,977
Series 2011-H12 Class FA, 0.9195% 2/20/61 (c)(o)		7,265,898	7,203,201
Series 2011-H13 Class FA, 0.751% 4/20/61 (c)(o)		2,771,355	2,748,000
Series 2011-H14:
Class FB, 0.751% 5/20/61 (c)(o)		3,170,387	3,140,633
Class FC, 0.751% 5/20/61 (c)(o)		2,908,497	2,882,475
Series 2011-H17 Class FA, 0.781% 6/20/61 (c)(o)		3,830,383	3,803,424
Series 2011-H21 Class FA, 0.851% 10/20/61 (c)(o)		7,421,307	7,384,735
Series 2012-H01 Class FA, 0.951% 11/20/61 (c)(o)		3,617,245	3,612,112
Series 2012-H03 Class FA, 0.951% 1/20/62 (c)(o)		2,298,576	2,295,291
Series 2012-H06 Class FA, 0.881% 1/20/62 (c)(o)		3,491,170	3,477,260
Series 2012-H07 Class FA, 0.881% 3/20/62 (c)(o)		2,100,985	2,092,441
Series 2012-H23 Class WA, 0.771% 10/20/62 (c)(o)		1,847,894	1,831,647
Series 2012-H26, Class CA, 0.781% 7/20/60 (c)(o)		7,746,446	7,726,281
Series 2013-H07 Class BA, 0.611% 3/20/63 (c)(o)		3,022,649	2,973,859
Series 2014-H03 Class FA, 1.0295% 1/20/64 (c)(o)		3,356,840	3,345,998
Series 2014-H05 Class FB, 1.0295% 12/20/63 (c)(o)		8,634,482	8,581,683
Series 2014-H11 Class BA, 0.9295% 6/20/64 (c)(o)		13,409,231	13,281,009
Series 2014-H20 Class BF, 0.9295% 9/20/64 (c)(o)		42,999,296	42,573,995
Series 2015-H13 Class FL, 0.7095% 5/20/63 (c)(o)		21,066,248	20,979,083
Series 2015-H19 Class FA, 0.6295% 4/20/63 (c)(o)		19,456,614	19,352,805
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		525,133	604,162
Series 1997-8 Class PE, 7.5% 5/16/27		219,634	261,965
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,366,221	138,822
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,119,506	2,358,594
Series 2004-32 Class GS, 6.0745% 5/16/34 (c)(l)(m)		328,994	69,086
Series 2004-73 Class AL, 6.7695% 8/17/34 (c)(l)(m)		391,265	98,404
Series 2007-35 Class SC, 37.647% 6/16/37 (c)(m)		26,081	52,192
Series 2010-98 Class HS, 6.174% 8/20/40 (c)(l)		2,567,357	454,717
Series 2010-H10 Class FA, 0.7519% 5/20/60 (c)(o)		2,323,104	2,286,384
Series 2011-94 Class SA, 5.668% 7/20/41 (c)(l)(m)		2,374,626	375,960
Series 2012-76 Class GS, 6.2745% 6/16/42 (c)(l)(m)		1,303,877	260,733
Series 2012-97 Class JS, 5.8245% 8/16/42 (c)(l)(m)		4,177,876	761,159
Series 2013-124:
Class ES, 8.0987% 4/20/39 (c)(m)		4,142,567	4,587,141
Class ST, 8.232% 8/20/39 (c)(m)		7,781,810	8,987,639
Series 2013-147 Class A/S, 5.724% 10/20/43 (c)(l)		3,720,667	580,338
Series 2013-160 Class MS, 5.774% 9/20/32 (c)(l)(m)		5,565,715	1,095,598
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		32,564,728	33,234,434
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		27,515,608	28,094,115
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		6,359,161	6,482,284
Class JA, 2.5% 6/20/65 (o)		30,352,715	30,939,648
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (c)(l)		2,249,221	394,517

TOTAL U.S. GOVERNMENT AGENCY			405,386,555

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $576,551,100)			579,302,017

Commercial Mortgage Securities - 5.8%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	201,838
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,657
Series 1997-D5 Class PS1, 1.5885% 2/14/43 (c)(l)		368,536	2,664
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		1,500,000	1,425,525
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (c)		2,112,501	2,111,619
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		45,336,481	45,376,803
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,012,110
Series 2006-6 Class A3, 5.369% 10/10/45		654,317	654,093
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)		25,608,902	25,786,161
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		34,931	35,027
Series 2005-1 Class CJ, 5.5161% 11/10/42 (c)		134,497	134,385
Series 2005-5 Class D, 5.5604% 10/10/45 (c)		1,109,021	1,108,990
Series 2007-2 Class A4, 5.79% 4/10/49 (c)		8,292,000	8,409,899
Series 2007-3 Class A4, 5.7423% 6/10/49 (c)		18,063,827	18,546,028
Series 2008-1 Class D, 6.467% 2/10/51 (b)(c)		125,000	97,121
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,532,111	6,675,509
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	175,853
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		1,316,000	1,143,300
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (b)(c)		28,650	25,455
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (b)(c)		735,829	628,310
Class B1, 1.8358% 1/25/36 (b)(c)		31,146	21,453
Class M1, 0.8858% 1/25/36 (b)(c)		237,364	188,389
Class M2, 0.9058% 1/25/36 (b)(c)		71,209	54,834
Class M3, 0.9358% 1/25/36 (b)(c)		103,996	76,824
Class M4, 1.0458% 1/25/36 (b)(c)		57,515	41,557
Class M5, 1.0858% 1/25/36 (b)(c)		57,515	41,666
Class M6, 1.1358% 1/25/36 (b)(c)		61,088	44,398
Series 2006-3A Class M4, 0.8658% 10/25/36(b)(c)		30,041	3,312
Series 2007-1 Class A2, 0.7058% 3/25/37 (b)(c)		478,476	404,682
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (b)(c)		497,729	417,733
Class A2, 0.7558% 7/25/37 (b)(c)		465,060	368,168
Class M1, 0.8058% 7/25/37 (b)(c)		163,303	123,657
Class M2, 0.8458% 7/25/37 (b)(c)		89,235	62,361
Class M3, 0.9258% 7/25/37 (b)(c)		68,866	43,410
Series 2007-3:
Class A2, 0.7258% 7/25/37 (b)(c)		452,854	360,407
Class M1, 0.7458% 7/25/37 (b)(c)		98,356	73,664
Class M2, 0.7758% 7/25/37 (b)(c)		105,419	75,181
Class M3, 0.8058% 7/25/37 (b)(c)		166,115	81,510
Class M4, 0.9358% 7/25/37 (b)(c)		260,825	125,525
Class M5, 1.0358% 7/25/37 (b)(c)		125,673	26,410
Series 2007-4A Class M1, 1.3716% 9/25/37 (b)(c)		140,813	34,700
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)		4,834,814	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	608,079
Series 2006-T22 Class AJ, 5.8216% 4/12/38 (c)		400,000	400,042
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (c)		874,049	897,237
Series 2006-T22 Class B, 5.8216% 4/12/38 (b)(c)		200,000	203,990
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.6381% 3/11/39 (c)		450,000	449,518
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		691,184	727,881
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4646% 8/15/29 (b)(c)		832,000	760,413
Series 2014-CLMZ Class M, 6.1585% 8/15/29 (b)(c)		1,402,229	1,324,418
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1805% 8/15/26 (b)(c)		700,000	696,291
BWAY Mortgage Trust Series 2015-1740 Class E, 3.9516% 1/13/35 (b)(c)		1,000,000	971,988
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (b)(c)		181,348	174,374
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.431% 11/15/19 (b)(c)		2,788,000	2,697,062
Class F, 3.0147% 11/15/19 (b)(c)		392,000	366,628
Class MZA, 6.4075% 11/15/19 (b)(c)		1,964,000	1,924,432
Class MZB, 8.1529% 11/15/29 (b)(c)		1,158,000	1,131,524
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.827% 12/15/27 (b)(c)		19,194,797	19,131,759
Class DPA, 3.4255% 12/15/27 (b)(c)		6,164,000	5,776,525
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.76% 12/15/47 (b)(c)		750,000	826,394
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9145% 6/15/31 (b)(c)		511,000	493,040
Class YTC3, 2.9145% 6/15/31 (b)(c)		184,000	175,646
Series 2014-FL1, 2.9145% 6/15/31 (b)(c)		511,000	497,625
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		902,000	814,619
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		800,000	827,814
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	439,687
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2745% 9/10/46 (b)(c)		1,927,000	1,611,378
Series 2015-SHP2 Class E, 4.777% 7/15/27 (b)(c)		1,239,000	1,151,607
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		7,355,772	7,402,715
Series 2007-CD4 Class A4, 5.322% 12/11/49		24,098,085	24,625,947
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	101,256
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	21,709
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,192
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	13,754
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	6,771
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	23,634
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	103,484
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.574% 8/13/27 (b)(c)		735,000	696,979
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,051,769
Series 2012-CR5 Class D, 4.482% 12/10/45 (b)(c)		740,000	693,049
Series 2013-CR10:
Class C, 4.9505% 8/10/46(b)(c)		270,000	265,933
Class D, 4.9505% 8/10/46 (b)(c)		790,000	661,037
Class XA, 1.1309% 8/10/46 (c)(l)		35,913,377	1,528,524
Series 2013-CR12 Class D, 5.2536% 10/10/46 (b)(c)		1,680,000	1,515,254
Series 2013-CR9:
Class C, 4.3971% 7/10/45 (b)(c)		525,000	507,737
Class D, 4.3971% 7/10/45 (b)(c)		756,000	628,641
Series 2013-LC6 Class D, 4.4282% 1/10/46 (b)(c)		1,109,000	963,081
Series 2014-CR15 Class D, 4.9167% 2/10/47 (b)(c)		258,000	208,034
Series 2014-CR17 Class D, 4.9591% 5/10/47 (b)(c)		567,000	460,785
Series 2014-CR19 Class XA, 1.4501% 8/10/47 (c)(l)		53,077,786	3,578,865
Series 2014-CR20 Class XA, 1.3593% 11/10/47 (c)(l)		45,562,685	3,194,436
Series 2014-LC17 Class XA, 1.1645% 10/10/47 (c)(l)		51,726,312	2,551,654
Series 2014-UBS2 Class D, 5.1823% 3/10/47 (b)(c)		844,000	684,629
Series 2014-UBS4 Class XA, 1.4292% 8/10/47 (c)(l)		45,487,352	3,132,582
Series 2014-UBS6 Class XA, 1.2201% 12/10/47 (c)(l)		30,461,932	1,853,146
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,000,000	784,500
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	415,019
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (b)(c)		126,140	125,259
sequential payer Series 2006-C7 Class A1A, 5.9515% 6/10/46 (c)		1,353,071	1,356,510
Series 2005-LP5 Class F, 5.0942% 5/10/43 (b)(c)		1,290,000	1,287,084
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		1,179,254	1,145,554
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		647,504	681,554
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5421% 5/15/45 (c)		850,000	881,596
Class D, 5.5421% 5/15/45 (b)(c)		1,510,000	1,455,531
Series 2012-CR2:
Class E, 5.0165% 8/15/45 (b)(c)		1,727,000	1,590,073
Class F, 4.25% 8/15/45 (b)		1,418,000	1,126,149
Series 2012-LC4:
Class C, 5.8199% 12/10/44 (c)		260,000	276,137
Class D, 5.8199% 12/10/44 (b)(c)		1,143,000	1,113,881
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	293,384
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		544,000	479,696
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		731,000	611,729
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (c)		27,691	27,661
Series 2007-C3 Class A4, 5.8888% 6/15/39 (c)		16,584,995	16,995,523
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,269,796	1,310,684
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		989,487	1,023,277
Class H, 6% 5/17/40 (b)		90,315	73,737
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		394,448	397,814
Class G, 6.75% 11/15/30 (b)		180,000	186,796
Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (b)(c)(l)		1,108	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		134,763	134,973
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (b)(c)		3,043,000	2,937,576
Class C, 2.677% 3/15/17 (b)(c)		2,964,000	2,834,574
Class D, 3.627% 3/15/17 (b)(c)		4,485,000	4,254,078
Class E, 4.577% 3/15/17 (b)(c)		20,318,000	19,201,130
CSMC Trust floater Series 2015-DEAL:
Class E, 4.431% 4/15/29 (b)(c)		724,000	668,619
Class F, 5.181% 4/15/29 (b)(c)		1,453,000	1,321,337
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,297,579
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.836% 11/10/46 (b)(c)		500,000	513,695
Class E, 5.836% 11/10/46 (b)(c)		1,332,000	1,358,287
Class F, 5.836% 11/10/46 (b)(c)		1,560,000	1,446,808
Class G, 4.652% 11/10/46 (b)		1,654,000	1,369,578
Class XB, 0.3644% 11/10/46 (b)(c)(l)		20,920,000	290,861
Series 2011-LC3A Class D, 5.6252% 8/10/44 (b)(c)		462,000	456,419
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)		1,000,000	997,013
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6624% 12/25/43 (c)(l)		1,640,000	183,926
Series K012 Class X3, 2.3276% 1/25/41 (c)(l)		1,770,283	169,612
Series K013 Class X3, 2.8133% 1/25/43 (c)(l)		820,000	96,614
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (c)		49,075	48,985
sequential payer:
Series K030 Class A2, 3.25% 4/25/23		51,177,000	55,049,466
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,859,225
Series K034 Class A2, 3.531% 7/25/23		20,251,185	22,123,522
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,218,703
Series K032 Class A2, 3.31% 5/25/23		4,715,000	5,082,157
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,476,734
Series KAIV Class X2, 3.6147% 6/25/46 (c)(l)		420,000	69,355
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	5,111,336
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3674% 9/25/45 (b)(c)		1,815,000	1,931,306
Series 2011-K10 Class B, 4.79% 11/25/49 (b)(c)		500,000	528,816
Series 2011-K11 Class B, 4.5704% 12/25/48 (b)(c)		750,000	787,265
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(c)		18,910,000	18,777,335
Class CFX, 3.3822% 12/15/19 (b)(c)		14,152,000	13,767,644
Class DFX, 3.3822% 12/15/19 (b)(c)		11,994,000	11,341,679
Class EFX, 3.3822% 12/15/19 (b)(c)		1,750,000	1,605,054
Class FFX, 3.3822% 12/15/19 (b)(c)		383,000	344,567
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	42,884,737
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)		11,076,947	11,372,258
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		316,915	284,501
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		178,879	186,303
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	756,844
Series 1999-C3 Class K, 6.974% 8/15/36 (b)		385	385
GP Portfolio Trust Series 2014-GPP:
Class D, 3.1755% 2/15/27 (b)(c)		291,000	278,175
Class E, 4.2755% 2/15/27 (b)(c)		378,000	355,098
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		357,000	313,723
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,316,225	15,642,442
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (c)		12,767,440	12,798,824
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.2203% 8/10/43 (b)(c)		1,255,000	1,294,174
Class E, 4% 8/10/43 (b)		1,240,000	1,087,522
Class F, 4% 8/10/43 (b)		894,000	717,487
Class X, 1.6005% 8/10/43 (b)(c)(l)		5,067,702	266,807
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (b)(c)		614,960	605,583
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		4,827,132	4,866,056
Series 2010-C2:
Class D, 5.3577% 12/10/43 (b)(c)		720,000	681,780
Class XA, 0.3461% 12/10/43 (b)(c)(l)		3,318,009	24,023
Series 2011-GC5:
Class C, 5.4746% 8/10/44 (b)(c)		1,050,000	1,103,472
Class D, 5.4746% 8/10/44 (b)(c)		1,143,000	1,063,986
Class E, 5.4746% 8/10/44 (b)(c)		210,000	190,292
Class F, 4.5% 8/10/44 (b)		1,020,000	739,940
Series 2012-GC6:
Class D, 5.8183% 1/10/45 (b)(c)		945,000	877,800
Class E, 5% 1/10/45 (b)(c)		412,000	353,124
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	283,690
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		630,000	643,078
Class D, 5.9069% 5/10/45 (b)(c)		2,162,000	1,992,088
Class E, 5% 5/10/45 (b)		1,311,000	1,047,353
Class F, 5% 5/10/45 (b)		2,079,000	1,518,896
Series 2012-GCJ9:
Class D, 5.016% 11/10/45 (b)(c)		1,972,000	1,708,764
Class E, 5.016% 11/10/45 (b)(c)		1,290,000	1,047,065
Series 2013-GC10 Class D, 4.5574% 2/10/46 (b)(c)		899,000	745,397
Series 2013-GC12 Class D, 4.6152% 6/10/46 (b)(c)		219,000	176,370
Series 2013-GC13 Class D, 4.2041% 7/10/46 (b)(c)		1,858,000	1,453,580
Series 2013-GC16:
Class C, 5.493% 11/10/46 (c)		662,844	687,804
Class D, 5.493% 11/10/46 (b)(c)		1,009,000	843,310
Class F, 3.5% 11/10/46 (b)		999,000	706,493
Series 2015-GC34 Class XA, 1.5357% 10/10/48 (c)(l)		29,555,722	2,821,812
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.677% 7/15/29 (b)(c)		617,000	556,746
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)		2,450,000	2,442,307
Class DFX, 4.4065% 11/5/30 (b)		23,706,000	23,631,812
Class EFX, 5.6086% 11/5/30 (b)(c)		2,000,000	1,998,534
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.9155% 11/15/29 (b)(c)		406,000	379,452
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7128% 9/15/47 (b)(c)		525,000	371,777
Series 2015-C32 Class C, 4.8191% 11/15/48 (c)		846,000	745,033
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.5755% 7/15/28 (b)(c)		500,000	499,171
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	472,618
Series 2003-C1 Class F, 5.6028% 1/12/37 (b)(c)		250,000	246,390
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		380,000	438,631
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	2,161,781
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	755,313
Series 2012-CBX:
Class C, 5.412% 6/15/45 (c)		250,000	247,616
Class D, 5.412% 6/16/45 (b)(c)		690,000	673,841
Class E, 5.412% 6/15/45 (b)(c)		620,000	566,010
Class F, 4% 6/15/45 (b)		820,000	641,452
Class G 4% 6/15/45 (b)		1,079,000	743,167
Class XA, 1.9192% 6/15/45 (c)(l)		160,490,970	10,374,682
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.3305% 4/15/27 (b)(c)		3,000,000	2,963,082
Class C, 2.0805% 4/15/27 (b)(c)		4,460,000	4,320,937
Class D, 2.6805% 4/15/27 (b)(c)		9,517,000	9,117,786
Series 2014-FBLU Class E, 3.9255% 12/15/28 (b)(c)		1,058,000	984,367
Series 2014-INN:
Class E, 4.027% 6/15/29 (b)(c)		683,000	671,255
Class F, 4.431% 6/15/29 (b)(c)		1,006,000	938,413
Series 2015-CSMO Class D, 3.7255% 1/15/32 (b)(c)		2,184,000	2,074,059
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		14,542,858	14,640,794
Class A4, 5.552% 5/12/45		4,135,443	4,156,771
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,102,782	6,181,004
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,397,530	5,435,897
Series 2006-LDP9 Class A3, 5.336% 5/15/47		8,692,286	8,829,684
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,257,199	2,302,880
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (c)		12,106,333	12,446,586
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (c)		29,428,107	30,014,992
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,269,500	23,725,961
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	168,383
Series 2004-LN2 Class D, 5.5653% 7/15/41 (c)		420,000	33,237
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		660,000	659,559
Class F, 5.01% 7/15/42 (c)		189,000	173,658
Series 2005-LDP5 Class AJ, 5.6888% 12/15/44 (c)		1,722	1,721
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (c)		8,828,007	8,835,552
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		104,633	2
Series 2011-C3:
Class E, 5.7587% 2/15/46 (b)(c)		651,000	642,863
Class J, 4.409% 2/15/46 (b)(c)		106,000	82,687
Series 2011-C4:
Class E, 5.6088% 7/15/46 (b)(c)		1,130,000	1,105,502
Class F, 3.873% 7/15/46 (b)		105,000	87,250
Class H, 3.873% 7/15/46 (b)		674,250	483,152
Class NR, 3.873% 7/15/46 (b)		385,000	231,773
Class TAC2, 7.99% 7/15/46 (b)		671,000	694,091
Series 2011-C5:
Class B. 5.5% 8/15/46 (b)(c)		1,140,000	1,242,123
Class C, 5.5% 8/15/46 (b)(c)		1,102,648	1,147,360
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,115,000	1,032,369
Class D, 4.3795% 4/15/46 (c)		1,535,000	1,323,822
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,087,936
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	787,385
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	1,001,821
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		945,000	844,960
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,133,672
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (c)		21,075,038	21,810,474
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6:
Class A4, 5.372% 9/15/39		837,265	845,031
Class AM, 5.413% 9/15/39		1,500,000	1,521,096
Series 2006-C7:
Class A2, 5.3% 11/15/38		234,635	237,054
Class AM, 5.378% 11/15/38		160,000	162,559
Series 2007-C1 Class A4, 5.424% 2/15/40		16,075,616	16,383,182
Series 2007-C2 Class A3, 5.43% 2/15/40		3,220,016	3,284,324
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		59,947	59,933
Series 2006-C4:
Class AJ, 6.0474% 6/15/38 (c)		1,060,000	1,068,058
Class AM, 6.0474% 6/15/38 (c)		500,000	503,099
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,854,059	1,894,777
Series 2007-C7 Class A3, 5.866% 9/15/45		12,556,805	13,227,840
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (b)(c)		19,205,973	19,074,214
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0823% 1/20/41 (b)(c)		256,000	227,574
Class E, 5.0823% 1/20/41 (b)(c)		400,000	323,187
Mach One Trust LLC Series 2004-1A Class H, 6.0631% 5/28/40 (b)(c)		32,323	32,065
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3782% 10/12/39 (b)(c)	CAD	320,000	236,796
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		165,835	165,570
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (b)(c)		500,249	499,341
Series 2006-C1:
Class AJ, 5.9079% 5/12/39 (c)		1,444,000	1,413,934
Class AM, 5.9079% 5/12/39 (c)		100,000	100,079
Series 2007-C1 Class A4, 6.0317% 6/12/50 (c)		9,429,517	9,696,058
Series 2008-C1 Class A4, 5.69% 2/12/51		2,868,282	3,011,462
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (c)		730,853	739,322
Series 2007-5 Class A4, 5.378% 8/12/48		16,678,686	16,989,769
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,650,000	14,985,274
Series 2007-7 Class A4, 5.81% 6/12/50 (c)		6,018,926	6,223,978
Series 2007-6 Class B, 5.635% 3/12/51 (c)		1,902,000	534,083
Series 2007-8 Class A3, 6.0719% 8/12/49 (c)		1,638,661	1,700,348
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	656,113
Series 2012-C6 Class D, 4.8124% 11/15/45 (b)(c)		1,357,000	1,231,752
Series 2013-C12 Class D, 4.9251% 10/15/46 (b)(c)		1,000,000	896,493
Series 2013-C13:
Class D, 5.0569% 11/15/46 (b)(c)		1,019,000	916,504
Class E, 5.0569% 11/15/46 (b)(c)		887,000	700,404
Series 2013-C7:
Class D, 4.4364% 2/15/46 (b)(c)		810,000	717,761
Class E, 4.4364% 2/15/46 (b)(c)		340,000	283,836
Series 2013-C8 Class D, 4.3081% 12/15/48 (b)(c)		400,000	335,699
Series 2013-C9:
Class C, 4.2116% 5/15/46 (c)		620,000	597,384
Class D, 4.2996% 5/15/46 (b)(c)		1,740,000	1,454,907
Series 2015-C25 Class XA, 1.3069% 10/15/48 (c)(l)		47,871,013	3,728,419
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.631% 7/15/19 (b)(c)		357,716	353,423
Class J, 0.8555% 7/15/19 (b)(c)		335,939	326,992
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (b)(c)		278,504	278,523
Class E, 0.6755% 10/15/20 (b)(c)		834,661	834,704
Class F, 0.7255% 10/15/20 (b)(c)		500,899	500,925
Class G, 0.7655% 10/15/20 (b)(c)		619,188	619,220
Class H, 0.8555% 10/15/20 (b)(c)		389,758	390,152
Class J, 1.0055% 10/15/20 (b)(c)		225,021	217,868
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	628,069
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,243
Series 2012-C4 Class E, 5.7086% 3/15/45 (b)(c)		1,483,000	1,370,954
Series 1997-RR Class F, 7.4214% 4/30/39 (b)(c)		58,472	56,990
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		186,069	186,282
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,164
Class O, 5.91% 11/15/31 (b)		160,563	131,505
Series 2004-IQ7 Class E, 5.3157% 6/15/38 (b)(c)		53,363	54,161
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	732,718
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	91,266,663
Series 2011-C1:
Class C, 5.6077% 9/15/47 (b)(c)		970,000	1,030,387
Class D, 5.6077% 9/15/47 (b)(c)		1,760,000	1,790,349
Class E, 5.6077% 9/15/47 (b)(c)		573,100	550,473
Series 2011-C2:
Class D, 5.4878% 6/15/44 (b)(c)		580,000	590,266
Class E, 5.4878% 6/15/44 (b)(c)		600,000	589,377
Class F, 5.4878% 6/15/44 (b)(c)		550,000	498,418
Class XB, 0.5365% 6/15/44 (b)(c)(l)		9,001,008	222,729
Series 2011-C3:
Class C, 5.3509% 7/15/49 (b)(c)		1,000,000	1,039,860
Class D, 5.3509% 7/15/49 (b)(c)		1,130,000	1,118,460
Class E, 5.3509% 7/15/49 (b)(c)		505,000	495,743
Class G, 5.3509% 7/15/49 (b)(c)		924,000	735,023
Series 2012-C4:
Class D, 5.7086% 3/15/45 (b)(c)		330,000	312,717
Class F, 3.07% 3/15/45 (b)		623,000	454,907
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	667,463
Class F, 4.4382% 9/9/32 (b)(c)		651,000	564,729
Series 2015-MS1:
Class C, 4.1636% 5/15/48 (c)		734,000	659,951
Class D, 4.1636% 5/15/48 (b)(c)		437,000	326,119
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	552,580
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.7448% 7/15/33 (b)(c)		150,000	164,955
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		1,949,000	1,844,791
Class F, 5% 2/5/30 (b)		499,000	452,922
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	221,887
Series 2015-HAUL, Class D, 5.0127% 9/5/47 (b)(c)		285,000	263,791
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		185,669	188,268
Class D, 6.45% 1/22/26 (b)		740,731	782,667
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,044,096	1,309,296
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	79,855
Class G, 4.456% 9/12/38 (b)	CAD	54,000	39,980
Class H, 4.456% 9/12/38 (b)	CAD	36,000	26,164
Class J, 4.456% 9/12/38 (b)	CAD	36,000	25,489
Class K, 4.456% 9/12/38 (b)	CAD	18,000	12,405
Class L, 4.456% 9/12/38 (b)	CAD	26,000	17,076
Class M, 4.456% 9/12/38 (b)	CAD	104,391	64,171
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	94,093
Class G, 4.57% 4/12/23	CAD	42,000	31,198
Class H, 4.57% 4/12/23	CAD	42,000	31,033
Class J, 4.57% 4/12/23	CAD	42,000	30,869
Class K, 4.57% 4/12/23	CAD	21,000	15,353
Class L, 4.57% 4/12/23	CAD	63,000	45,817
Class M, 4.57% 4/12/23	CAD	155,242	101,347
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		241,788	73,526
SCG Trust Series 2013-SRP1 Class D, 3.7692% 11/15/26 (b)(c)		1,906,000	1,850,293
Starwood Retail Property Trust Series 2014-STAR Class D, 3.676% 11/15/27 (b)(c)		1,511,000	1,447,998
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5106% 8/15/39 (c)		67,211	67,443
Series 2007-C4 Class F, 5.5106% 8/15/39 (c)		820,000	778,024
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		270,000	271,900
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7188% 5/10/45 (b)(c)		1,197,000	1,167,035
Class F, 5% 5/10/45 (b)(c)		430,700	309,837
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		310,000	286,948
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		970,000	895,959
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,243,152
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	197,406
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,056,666	8,204,715
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,042,962
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,570,995
Series 2007-C32 Class A3, 5.8991% 6/15/49 (c)		40,608,000	41,484,905
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (c)		31,129,802	32,152,139
Class A5, 6.1491% 2/15/51 (c)		19,259,000	20,241,820
Series 2004-C11:
Class D, 5.2932% 1/15/41 (c)		360,000	363,943
Class E, 5.3432% 1/15/41 (c)		327,000	330,764
Series 2006-C27 Class A1A, 5.749% 7/15/45 (c)		21,383,581	21,482,021
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6837% 11/15/43 (b)(c)(l)		20,614,217	514,551
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	563,989
Class D, 4.9359% 10/15/45 (b)(c)		1,621,000	1,426,764
Series 2013-LC12 Class C, 4.2984% 7/15/46 (c)		760,000	720,115
Series 2015-C31 Class XA, 1.2791% 11/15/48 (c)(l)		38,711,660	2,996,604
Series 2015-NXS4 Class E, 3.7565% 12/15/48 (b)(c)		588,000	384,774
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	241,996
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	372,504
Class D, 5.7491% 3/15/44 (b)(c)		800,000	808,396
Class E, 5% 3/15/44 (b)		890,000	774,571
Class F, 5% 3/15/44 (b)		693,000	554,465
Series 2011-C4:
Class D, 5.4331% 6/15/44 (b)(c)		408,000	404,596
Class E, 5.4331% 6/15/44 (b)(c)		439,432	421,545
Series 2011-C5:
Class C, 5.8221% 11/15/44 (b)(c)		260,000	274,604
Class D, 5.8221% 11/15/44 (b)(c)		600,000	612,221
Class E, 5.8221% 11/15/44 (b)(c)		1,410,000	1,408,283
Class F, 5.25% 11/15/44 (b)(c)		933,000	733,501
Class G, 5.25% 11/15/44 (b)(c)		329,000	244,323
Class XA, 2.1062% 11/15/44 (b)(c)(l)		4,873,814	344,369
Series 2012-C10:
Class D, 4.6025% 12/15/45 (b)(c)		422,000	388,210
Class E, 4.6025% 12/15/45 (b)(c)		1,190,000	870,792
Class F, 4.6025% 12/15/45 (b)(c)		1,726,000	1,159,261
Series 2012-C6 Class D, 5.7461% 4/15/45 (b)(c)		540,000	519,642
Series 2012-C7:
Class C, 4.9927% 6/15/45 (c)		1,270,000	1,287,750
Class E, 4.9927% 6/15/45 (b)(c)		2,501,000	2,330,572
Class F, 4.5% 6/15/45 (b)		357,000	292,090
Class G, 4.5% 6/15/45 (b)		1,076,000	731,317
Series 2012-C8 Class D, 5.0369% 8/15/45 (b)(c)		650,000	631,536
Series 2013-C11:
Class D, 4.3185% 3/15/45 (b)(c)		870,000	741,051
Class E, 4.3185% 3/15/45 (b)(c)		1,750,000	1,390,616
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	502,684
Series 2013-UBS1 Class D, 4.784% 3/15/46 (b)(c)		605,000	528,882
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1473% 11/15/29 (b)(c)		1,054,900	1,024,131
Class G, 3.447% 11/15/29 (b)(c)		164,703	147,069
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,291,550,697)			1,280,771,293

Municipal Securities - 2.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,800,418
7.3% 10/1/39		27,595,000	39,285,070
7.5% 4/1/34		9,105,000	13,064,856
7.55% 4/1/39		18,745,000	27,823,578
7.6% 11/1/40		29,220,000	44,097,947
7.625% 3/1/40		10,110,000	15,042,265
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,429,617
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,131,844
Series 2012 B, 5.432% 1/1/42		3,285,000	2,716,071
6.314% 1/1/44		19,560,000	17,699,844
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	8,990,478
4.95% 6/1/23		24,240,000	25,240,627
5.1% 6/1/33		63,045,000	58,613,567
Series 2010 5, 6.2% 7/1/21		8,160,000	8,889,096
Series 2010-1, 6.63% 2/1/35		11,945,000	12,940,377
Series 2010-3:
5.547% 4/1/19		330,000	352,080
6.725% 4/1/35		17,810,000	19,513,348
7.35% 7/1/35		8,165,000	8,978,316
Series 2011:
4.961% 3/1/16		1,035,000	1,035,000
5.365% 3/1/17		395,000	408,675
5.665% 3/1/18		21,275,000	22,463,847
5.877% 3/1/19		77,850,000	84,148,844
Series 2013:
2.69% 12/1/17		3,365,000	3,391,281
3.14% 12/1/18		3,490,000	3,524,167
TOTAL MUNICIPAL SECURITIES
(Cost $433,454,420)			439,581,213

Foreign Government and Government Agency Obligations - 1.0%
Argentine Republic:
7% 4/17/17		$19,280,000	$19,450,307
8.28% 12/31/33 (d)		1,955,847	2,297,143
8.75% 6/2/17 (d)		3,410,000	3,964,125
Azerbaijan Republic 4.75% 3/18/24 (b)		760,000	697,710
Belarus Republic 8.95% 1/26/18		4,560,000	4,697,256
Brazilian Federative Republic:
4.25% 1/7/25		11,895,000	10,170,225
5.625% 1/7/41		14,715,000	11,404,125
7.125% 1/20/37		4,305,000	4,003,650
8.25% 1/20/34		5,480,000	5,644,400
Buenos Aires Province:
9.375% 9/14/18 (b)		1,210,000	1,258,400
9.95% 6/9/21 (b)		535,000	561,750
10.875% 1/26/21 (Reg. S)		5,610,000	6,030,750
City of Buenos Aires:
8.95% 2/19/21 (b)		1,260,000	1,345,050
9.95% 3/1/17 (b)		793,000	823,868
Colombian Republic:
5% 6/15/45		400,000	335,000
5.625% 2/26/44		550,000	496,375
6.125% 1/18/41		5,000	4,763
7.375% 9/18/37		1,145,000	1,239,463
10.375% 1/28/33		2,100,000	2,829,750
Congo Republic 4% 6/30/29 (p)		4,884,748	3,468,782
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	239,625
5.625% 4/30/43 (b)		490,000	352,800
7% 4/4/44 (b)		1,450,000	1,221,625
Croatia Republic:
5.5% 4/4/23 (b)		410,000	427,348
6% 1/26/24 (b)		600,000	643,800
6.375% 3/24/21 (b)		560,000	605,136
6.625% 7/14/20 (b)		545,000	592,006
6.75% 11/5/19 (b)		350,000	380,737
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,355,000	1,308,253
6.25% 7/27/21 (b)		360,000	336,318
Dominican Republic:
1.4674% 8/30/24 (c)		3,540,000	3,463,890
5.5% 1/27/25 (b)		535,000	514,938
6.85% 1/27/45 (b)		1,395,000	1,300,838
6.875% 1/29/26 (b)		1,145,000	1,182,213
7.45% 4/30/44 (b)		2,240,000	2,223,200
7.5% 5/6/21 (b)		1,880,000	2,025,700
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	204,063
7.65% 6/15/35 (Reg. S)		50,000	41,375
Georgia Republic 6.875% 4/12/21 (b)		495,000	519,750
German Federal Republic:
0.5% 2/15/26(Reg. S)	EUR	575,000	649,642
1.5% 2/15/23	EUR	520,000	635,739
Hungarian Republic:
5.375% 3/25/24		594,000	660,035
5.75% 11/22/23		1,410,000	1,593,822
7.625% 3/29/41		1,100,000	1,514,700
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,196,557
3.375% 4/15/23 (b)		555,000	534,380
4.75% 1/8/26 (b)		745,000	770,100
4.875% 5/5/21 (b)		490,000	521,127
5.25% 1/17/42 (b)		715,000	682,222
5.375% 10/17/23		400,000	430,366
5.95% 1/8/46 (b)		730,000	757,391
6.625% 2/17/37 (b)		1,450,000	1,574,751
6.75% 1/15/44 (b)		490,000	541,660
7.75% 1/17/38 (b)		2,645,000	3,167,033
8.5% 10/12/35 (Reg. S)		2,385,000	3,030,775
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		2,560,000	2,562,330
7.125% 3/31/16 (Reg. S)		100,000	100,091
7.25% 4/15/19 (b)		2,685,000	2,745,002
8.25% 4/15/24 (b)		1,000,000	1,008,450
8.25% 9/30/25 (b)		250,000	252,402
Ivory Coast 5.75% 12/31/32		3,150,000	2,775,938
Kazakhstan Republic:
5.125% 7/21/25 (b)		715,000	724,867
6.5% 7/21/45 (b)		645,000	647,387
Lebanese Republic:
4% 12/31/17		1,989,000	1,971,596
5.45% 11/28/19		575,000	564,961
Panamanian Republic:
6.7% 1/26/36		320,000	400,000
8.875% 9/30/27		285,000	405,413
9.375% 4/1/29		365,000	541,113
Peruvian Republic 4% 3/7/27 (p)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		565,000	838,248
9.5% 2/2/30		745,000	1,229,780
Provincia de Cordoba 12.375% 8/17/17 (b)		1,990,000	2,089,500
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,400,000	1,346,478
Republic of Armenia:
6% 9/30/20 (b)		2,256,000	2,182,680
7.15% 3/26/25 (b)		995,000	957,688
Republic of Iceland 5.875% 5/11/22 (b)		560,000	640,855
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,375,000	2,749,863
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,285,246
Republic of Serbia:
6.75% 11/1/24 (b)		2,080,873	2,153,704
7.25% 9/28/21 (b)		1,450,000	1,629,510
Romanian Republic:
4.375% 8/22/23 (b)		706,000	752,617
6.125% 1/22/44 (b)		534,000	641,070
Russian Federation:
4.875% 9/16/23 (b)		1,335,000	1,379,189
5% 4/29/20 (b)		625,000	652,188
5.625% 4/4/42 (b)		1,000,000	970,000
5.875% 9/16/43 (b)		1,700,000	1,686,995
12.75% 6/24/28 (Reg. S)		6,885,000	11,093,319
Turkish Republic:
3.25% 3/23/23		245,000	226,071
5.125% 3/25/22		315,000	324,856
5.625% 3/30/21		1,565,000	1,658,168
6.25% 9/26/22		680,000	741,880
6.75% 4/3/18		565,000	605,976
6.75% 5/30/40		975,000	1,087,125
6.875% 3/17/36		1,795,000	2,019,052
7% 3/11/19		685,000	749,048
7% 6/5/20		635,000	707,200
7.25% 3/5/38		1,150,000	1,349,813
7.375% 2/5/25		1,005,000	1,179,659
7.5% 11/7/19		1,765,000	1,982,783
8% 2/14/34		760,000	952,766
11.875% 1/15/30		1,305,000	2,157,557
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		670,000	672,030
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	244,595
7.75% 9/1/19 (b)		355,000	320,388
7.75% 9/1/20 (b)		548,000	490,570
7.75% 9/1/21 (b)		444,000	395,249
7.75% 9/1/22 (b)		444,000	391,919
7.75% 9/1/23 (b)		444,000	386,280
7.75% 9/1/24 (b)		321,000	276,124
7.75% 9/1/25 (b)		321,000	271,016
7.75% 9/1/26 (b)		321,000	267,589
7.75% 9/1/27 (b)		421,000	351,619
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	1,944,855
2% 9/7/25(Reg. S)	GBP	1,785,000	2,631,348
3.25% 1/22/44	GBP	1,500,000	2,493,476
4.5% 9/7/34	GBP	1,835,000	3,520,935
United Mexican States:
4% 10/2/23		1,400,000	1,439,900
4.6% 1/23/46		695,000	637,663
4.75% 3/8/44		512,000	481,280
5.55% 1/21/45		650,000	677,625
6.05% 1/11/40		670,000	745,375
United Republic of Tanzania 6.5375% 3/9/20 (c)		205,000	199,127
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,281,438
Venezuelan Republic:
9.25% 9/15/27		2,870,000	1,155,175
11.95% 8/5/31 (Reg. S)		1,875,000	764,063
12.75% 8/23/22		1,130,000	491,550
Vietnamese Socialist Republic:
1.3725% 3/12/16 (c)		207,608	207,608
4% 3/12/28 (p)		5,260,500	5,155,290
4.8% 11/19/24 (b)		1,000,000	978,887
6.75% 1/29/20 (b)		885,000	977,056
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $217,308,202)			215,497,271
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	761,080
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Coal Acquisition LLC Class B (q)		7,395	7,395
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,518,594
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (r)		19,400	291,582
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			326,182

TOTAL COMMON STOCKS
(Cost $5,639,039)			3,613,251

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	3,478,014
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%		9,000	247,500
FelCor Lodging Trust, Inc. Series A, 1.95%		18,000	452,160
			699,660

TOTAL CONVERTIBLE PREFERRED STOCKS			4,177,674

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	391,350
Annaly Capital Management, Inc.:
Series C, 7.625%		27,600	641,976
Series D, 7.50%		3,537	80,820
Boston Properties, Inc. 5.25%		17,500	446,775
CBL & Associates Properties, Inc.:
Series D, 7.375%		7,720	182,192
Series E, 6.625%		14,300	317,460
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	252,500
Corporate Office Properties Trust Series L, 7.375%		12,221	311,758
CYS Investments, Inc. Series B, 7.50%		20,900	446,842
DDR Corp. Series K, 6.25%		17,823	462,507
Digital Realty Trust, Inc. Series E, 7.00%		10,000	256,900
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,011,509
Essex Property Trust, Inc. Series H, 7.125%		9,354	239,649
First Potomac Realty Trust 7.75%		9,827	245,773
Hersha Hospitality Trust Series B, 8.00%		13,844	352,468
Hospitality Properties Trust Series D, 7.125%		10,000	255,900
LaSalle Hotel Properties Series H, 7.50%		10,000	253,500
MFA Financial, Inc. Series B, 7.50%		22,500	524,475
PS Business Parks, Inc. Series S, 6.45%		21,000	546,000
Public Storage:
Series R, 6.35%		10,500	271,320
Series S, 5.90%		20,000	517,600
Realty Income Corp. Series F, 6.625%		12,000	311,280
Regency Centers Corp. Series 6, 6.625%		5,510	144,197
Retail Properties America, Inc. 7.00%		24,109	630,450
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	466,444
Stag Industrial, Inc. Series A, 9.00%		20,000	521,000
Sun Communities, Inc. Series A, 7.125%		34,701	909,166
Taubman Centers, Inc. Series J, 6.50%		11,338	294,221
			11,286,032
TOTAL PREFERRED STOCKS
(Cost $16,169,803)			15,463,706
		Principal Amount(a)	Value

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,482,945	1,178,941
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,611,992	3,405,172
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	1,139,710
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		911,301	877,127
			6,600,950
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		1,281,075	1,268,802
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (c)		1,016,458	1,001,720
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5005% 1/30/20 (c)		1,489,950	1,482,500
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (c)		1,081,847	1,077,206
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		6,166,900	5,854,732
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (c)		3,912,480	3,876,603
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		2,493,750	2,418,938
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	960,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		16,765,279	12,626,434
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (c)		5,935,572	5,601,696
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)		4,820,182	4,775,981
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		910,425	876,284
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	334,800
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (c)		741,472	708,803
			40,593,977
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		5,306,907	4,904,484
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (c)		1,492,500	1,477,575
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)		5,298,554	5,201,113
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,842,407	2,825,523
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		6,992,646	6,340,023
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		19,344,095	15,201,170
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)		2,362,526	2,345,799
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,251,337	1,242,890
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (c)		2,000,000	1,970,000
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,990,000	1,964,289
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,594,355	4,507,063
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		1,285,062	1,287,208
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (c)		3,037,000	2,958,554
Tranche B 1LN, term loan 3.5% 6/27/20 (c)		5,123,701	5,025,480
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)		4,925,909	4,839,706
5.5% 11/21/19 (c)		2,110,697	2,073,760
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,947,033	4,885,195
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		6,746,302	6,720,329
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		4,490,685	4,277,378
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)		3,441,510	3,417,419
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		997,455	992,468
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		3,004,900	2,876,260
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		1,913,276	1,894,545
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (c)		5,155,593	4,902,969
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (c)		2,508,197	2,458,033
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,742,240	1,646,417
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,381,501	3,305,417
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		13,987,710	12,781,270
Tranche B, term loan 6% 10/18/20 (c)		1,506,264	1,383,247
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (c)		1,613,535	1,540,926
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (c)		2,403,145	2,367,098
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,835,158
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,504,608	1,474,515
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		494,602	482,237
			123,405,518
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,108,266	2,048,539
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (c)		1,986,987	1,865,285
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0248% 4/10/20 (c)		2,899,017	2,203,253
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		3,655,104	3,437,333
Altice SA Tranche B, term loan 4.25% 12/14/22 (c)		1,748,082	1,711,879
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (c)		1,995,000	1,991,768
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,251,863	1,152,339
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	417,338
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (c)		4,211,365	4,039,415
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,485,761	1,450,163
Tranche F, term loan 3% 1/3/21 (c)		8,229,383	8,035,417
Tranche H, term loan 3.25% 8/24/21 (c)		1,000,000	982,320
Tranche I, term loan 3.5% 1/24/23 (c)		6,335,000	6,295,406
Clear Channel Communications, Inc. Tranche D, term loan 7.1885% 1/30/19 (c)		18,595,000	12,164,291
CSC Holdings LLC:
Tranche B, term loan 2.9385% 4/17/20 (c)		1,298,961	1,285,971
Tranche B, term loan 5% 10/9/22 (c)		6,790,000	6,720,403
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,195,460	3,549,175
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		2,985,000	2,899,181
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)		1,489,950	1,441,527
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,662,656	3,472,344
Tranche 2LN, term loan 7.5% 7/25/22 (c)		1,880,000	1,547,860
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		1,620,000	1,545,075
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (c)		1,942,368	1,900,607
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		1,844,182	1,816,519
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)		5,780,162	5,560,516
Tranche B 1LN, term loan 4.5625% 7/20/22 (c)		997,500	953,171
Tranche B 2LN, term loan 4.5% 5/8/20 (c)		5,000,688	4,810,661
Tranche B 6LN, term loan 4.75% 2/10/23 (c)		10,210,000	9,805,888
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (c)		3,978,317	3,772,758
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (c)		995,000	992,513
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)		11,448,966	10,542,551
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		2,563,846	2,489,494
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (c)		920,000	891,416
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (c)		1,013,348	980,415
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (c)		992,500	951,768
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)		1,472,932	1,409,713
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (c)		1,391,000	1,334,609
Tranche B 2LN, term loan 3.5081% 1/15/22 (c)		897,000	860,636
Tranche B 3LN, term loan 3.6013% 1/15/22 (c)		1,475,000	1,415,204
			114,627,644
Multiline Retail - 0.1%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (c)		2,767,879	2,768,737
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		20,503,571	20,242,151
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		6,101,580	5,609,670
			28,620,558
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		4,230,925	3,894,566
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,882,000	1,563,396
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		1,643,191	1,595,949
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)		4,003,254	2,680,379
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (c)		3,645,863	3,493,648
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (c)		8,030,000	7,862,253
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)		10,674,896	10,337,996
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)		3,137,000	411,731
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (c)		8,000,000	7,937,040
			39,776,958
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		1,467,190	1,000,139
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		3,430,374	3,369,279
			4,369,418

TOTAL CONSUMER DISCRETIONARY			366,382,622

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (c)		1,332,000	1,292,040
Tranche B 1LN, term loan 5.5% 11/13/21 (c)		5,945,013	5,840,975
			7,133,015
Food & Staples Retailing - 0.2%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (c)		3,735,770	3,685,449
Tranche B 3LN, term loan 5.125% 8/25/19 (c)		1,658,388	1,625,220
Tranche B 4LN, term loan 5.5% 8/25/21 (c)		15,957,415	15,571,724
Tranche B 5LN, term loan 5.5% 12/21/22 (c)		4,950,000	4,809,222
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		653,000	538,451
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,938,568	5,636,710
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,470,952	1,390,050
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,027,390
Tranche B 1LN, term loan 4.75% 10/21/21 (c)		3,411,570	3,262,314
Performance Food Group, Inc. Tranche 2LN, term loan 6% 11/14/19 (c)		2,808,152	2,808,152
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,665,395
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,383,734	3,265,304
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (c)		2,378,000	2,307,849
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)		1,118,958	1,052,660
			49,645,890
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (c)		1,481,000	1,460,014
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (c)		3,000,000	2,994,000
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (c)		2,108,202	2,092,390
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (c)		1,067,325	1,052,649
Tranche B 2LN, term loan 8.5% 8/3/23 (c)		125,000	119,063
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (c)		3,540,000	3,433,800
Keurig Green Mountain, Inc. Tranche B, term loan 2/9/23 (s)		2,500,000	2,451,050
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (c)		915,000	916,949
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (c)		480,696	480,696
			15,000,611
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		2,593,439	2,576,426

TOTAL CONSUMER STAPLES			74,355,942

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		6,807,713	2,042,314
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,085,523	1,606,142
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)		3,001,730	1,748,507
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (c)		2,316,423	972,898
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,361,447	261,234
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,108,687	457,333
			7,088,428
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (c)		973,758	929,939
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,160,939	2,144,732
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (c)		2,340,106	2,152,897
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		4,612,000	2,300,235
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		1,656,159	1,629,247
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		530,627	498,789
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (c)		6,694,004	2,590,579
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		1,937,824	1,559,948
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (c)		1,105,000	834,275
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		6,824,467	5,869,042
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		9,096,000	8,095,440
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		518,734	451,947
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		3,748,057	3,213,959
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,020,000	841,500
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)		2,589,140	913,966
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (c)		1,285,288	1,131,053
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (c)		1,287,061	463,342
Tranche B, term loan 4.25% 10/1/18 (c)		727,481	276,443
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,708,653	875,685
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,191,114
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (c)		833,495	727,224
			38,691,356

TOTAL ENERGY			45,779,784

FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		910,260	896,606
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,116,725
Tranche B 1LN, term loan 4.75% 9/11/21 (c)		1,979,045	1,751,455
			4,764,786
Diversified Financial Services - 0.1%
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (c)		2,775,000	2,653,594
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)		4,118,000	4,083,697
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (c)		553,220	414,915
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)		2,000,000	1,991,260
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		3,969,697	3,867,993
			13,011,459
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (c)		2,487,500	2,402,303
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (c)		1,485,000	1,396,212
Tranche B 4LN, term loan 8/4/22 (s)		1,765,000	1,617,181
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)		4,381,430	4,180,147
			9,595,843
Real Estate Management & Development - 0.1%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (c)		870,000	868,373
CityCenter 8.74% 7/12/16 (c)		277,613	277,613
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		1,882,000	1,806,720
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		6,218,942	5,977,958
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		16,872	16,618
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		8,674,388	8,587,644
			17,534,926
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		1,484,883	1,480,428

TOTAL FINANCIALS			46,387,442

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,381,625	1,378,793
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		1,144,250	1,099,910
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (c)		1,402,500	1,398,994
			3,877,697
Health Care Providers & Services - 0.3%
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (c)		2,414,313	2,401,227
Community Health Systems, Inc.:
Tranche F, term loan 3.7449% 12/31/18 (c)		992,500	963,966
Tranche G, term loan 3.75% 12/31/19 (c)		1,970,856	1,877,654
Tranche H, term loan 4% 1/27/21 (c)		9,228,505	8,759,697
Concentra, Inc. Tranche B 1LN, term loan 4.0008% 6/1/22 (c)		995,000	977,170
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,877,331	1,869,709
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (c)		2,902,000	2,872,980
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3567% 5/1/18 (c)		2,607,327	2,603,181
Tranche B 5LN, term loan 3.1885% 3/31/17 (c)		4,309,909	4,304,521
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		6,473,536	5,421,587
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		6,235,246	6,077,806
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		2,554,070	2,410,404
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,493,750	2,437,641
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (c)		226,710	219,342
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,936,250
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		6,000,000	5,928,780
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (c)		7,520,000	7,473,000
			59,534,915
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,064,281	6,693,407
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		1,412,514	1,341,889
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (c)		1,460,000	1,401,600
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		3,000,000	2,963,340
Grifols, S.A. Tranche B, term loan 3.4385% 2/27/21 (c)		1,478,947	1,473,564
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		3,054,662	2,886,656
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,811,711	3,789,069
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (c)		3,929,799	3,747,063
Tranche B, term loan 4% 4/1/22 (c)		8,272,525	7,723,477
Tranche BD 2LN, term loan 3.5% 2/13/19 (c)		5,387,000	5,044,548
Tranche E, term loan 3.75% 8/5/20 (c)		4,882,000	4,555,541
			34,926,747

TOTAL HEALTH CARE			105,032,766

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (c)		506,789	499,820
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	242,847
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		2,007,638	1,947,408
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		3,648,058	3,538,616
Tranche D, term loan 3.75% 6/4/21 (c)		6,042,604	5,764,644
Tranche E, term loan 3.5% 5/14/22 (c)		997,609	951,469
			12,944,804
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (c)		1,965,150	1,939,976
Building Products - 0.1%
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (c)		1,000,000	1,000,420
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)		6,978,170	6,559,479
Tranche 2LN, term loan 7.75% 4/1/22 (c)		1,260,000	1,104,604
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (c)		997,500	972,563
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		6,598,463	6,176,161
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (c)		868,164	818,965
			16,632,192
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)		3,547,356	3,440,935
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)		1,485,877	1,474,420
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		4,861,373	4,472,463
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (c)		3,140,210	2,954,498
Tranche DD, term loan 4.0038% 11/8/20 (c)		803,310	755,802
GCA Services Group, Inc. Tranche B 1LN, term loan 3/1/23 (s)		2,250,000	2,234,543
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		12,852,143	10,924,321
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		2,757,172	2,178,166
Metal Services LLC Tranche B, term loan 6% 6/30/17 (c)		1,105,717	978,560
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	501,760
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,399,223	4,250,750
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (c)		552,364	535,793
			34,702,011
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		2,845,621	2,769,728
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (c)		2,234,375	2,223,203
			4,992,931
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (c)		1,315,138	1,287,192
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)		1,287,713	1,255,521
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (c)		2,958,643	2,876,925
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,432,200	3,279,605
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		555,987	488,574
			7,900,625
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		3,000,000	2,625,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		3,171,582	2,635,585
			5,260,585
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (c)		2,119,688	2,096,286
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (c)		1,119,564	1,116,071
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	273,600
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		868,438	842,384
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (c)		1,879,737	1,876,222
			6,204,563
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (c)		1,117,509	1,094,756
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)		2,212,424	1,737,859
			2,832,615
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (c)		4,528,650	4,493,281
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (c)		2,279,573	2,240,387
			6,733,668

TOTAL INDUSTRIALS			101,431,162

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,708,461	1,694,367
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (c)		755,000	753,301
			2,447,668
Electronic Equipment & Components - 0.1%
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (c)		1,077,586	1,047,500
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		2,775,617	2,555,871
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	450,000
Tranche B 1LN, term loan 5% 10/16/22 (c)		1,170,000	1,117,350
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (c)		12,358,124	11,678,428
			16,849,149
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (c)		4,064,244	3,951,217
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (c)		2,760,000	2,739,300
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		941,685	866,351
			7,556,868
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		2,470,075	2,181,891
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)		1,857,902	1,833,396
First Data Corp.:
Tranche B, term loan 3.9335% 3/24/18 (c)		1,000,000	986,500
Tranche B, term loan 4.1835% 7/10/22 (c)		10,000,000	9,720,800
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	460,925
Tranche B 1LN, term loan 5% 6/17/21 (c)		1,158,241	1,130,015
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (c)		752,000	745,894
Tranche B 1LN, term loan 5.5% 5/29/21 (c)		876,106	864,611
			17,924,032
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (c)		7,000,000	6,898,290
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (c)		3,882,353	3,875,869
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (c)		4,000,000	3,988,760
Tranche D, term loan 3.25% 1/11/20 (c)		1,857,992	1,822,821
			16,585,740
Software - 0.3%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (c)		453,314	438,867
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		116,000	104,980
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)		11,751,215	11,134,276
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		668,182	529,534
5% 9/10/20 (c)		10,632,779	8,474,324
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		6,062,268	5,319,640
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (c)		1,713,788	1,609,538
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)		11,591,280	11,210,971
Tranche B 1LN, term loan 4.5% 10/30/19 (c)		3,616,317	3,516,869
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		5,207,267	4,886,135
Tranche 2LN, term loan 8% 4/9/22 (c)		1,693,000	1,506,770
SolarWinds, Inc. Tranche B, term loan 6.5% 2/5/23 (c)		2,000,000	1,914,000
Solera LLC Tranche B, term loan 2/28/23 (s)		1,750,000	1,708,438
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		4,987,500	4,778,673
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0068% 7/8/22 (c)		2,556,003	2,533,229
Tranche B 2LN, term loan 4.0179% 7/8/22 (c)		368,525	365,242
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (c)		2,466,000	2,456,753
Tranche B 1LN, term loan 4.75% 11/12/21 (c)		2,450,445	2,444,932
			64,933,171
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (c)		9,925,000	9,873,291
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,555,919	2,485,631
			12,358,922

TOTAL INFORMATION TECHNOLOGY			138,655,550

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (c)		1,761,688	1,673,603
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,775,540	2,519,968
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (c)		751,971	556,459
Tranche B 1LN, term loan 4.5% 12/2/19 (c)		974,945	916,448
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (c)		2,199,780	2,142,960
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (c)		1,129,000	1,034,920
Tranche B 1LN, term loan 6% 12/5/21 (c)		4,087,710	4,067,271
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (c)		2,000,000	1,800,000
MacDermid, Inc.:
Tranche B 2LN, term loan 5.5% 6/7/20 (c)		2,603,833	2,367,327
Tranche B 3LN, term loan 5.5% 6/7/20 (c)		2,992,500	2,719,434
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,124,325	2,046,426
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		500,000	460,000
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)		4,083,750	4,058,227
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		1,377,950	1,239,466
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,611,900	1,565,558
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,020,000	897,172
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		486,372	479,684
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,231,913	1,169,467
			31,714,390
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (c)		2,338,710	2,313,124
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)		4,730,849	4,671,713
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,004,810
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		6,083,688	5,926,546
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (c)		3,552,000	3,490,941
Tranche F, term loan 4% 10/1/22 (c)		4,630,357	4,600,862
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		2,164,506	2,045,459
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		718,186	682,277
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (c)		752,000	729,440
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		3,500,956	3,134,091
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (c)		9,135,595	9,099,236
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		2,429,833	2,305,304
			40,003,803
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,601,521	1,125,158
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	202,500
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,606,537	1,452,920
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		3,587,820	574,051
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (c)		8,020,768	6,144,470
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (c)		1,519,553	1,506,257
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (c)		307,940	270,217
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (c)		775,650	395,582
Tranche B 2LN, term loan 7.5% 4/16/20 (c)		8,806,198	3,536,657
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		722,000	557,146
Walter Energy, Inc.:
term loan 7.5% 4/1/16 (t)		195,129	195,129
Tranche B, term loan 4/1/18 (d)(s)		4,707,000	651,119
			16,611,206

TOTAL MATERIALS			88,329,399

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (c)		2,620,830	2,535,653
Tranche B, term loan 5.5% 6/24/19 (c)		12,927,091	12,777,654
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,772,361	6,570,613
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,473,731	4,208,126
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,710,363
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,737,997
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,005,369
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (c)		163,000	153,492
Tranche B 1LN, term loan 4% 4/11/20 (c)		8,868,616	8,621,005
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (s)		1,650,000	1,601,540
Tranche B 2LN, term loan 12/2/22 (s)		1,350,000	1,310,351
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		3,724,000	2,374,050
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,810,256	2,339,538
Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		1,000,000	832,500
			52,778,251
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (c)		1,036,634	987,394
Tranche D 2LN, term loan 4.1031% 3/31/19 (c)		5,358,366	5,103,844
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		9,305,000	8,271,494
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		1,342,000	865,590
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		3,000,000	3,001,890
			18,230,212

TOTAL TELECOMMUNICATION SERVICES			71,008,463

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		220,769	209,951
6.375% 8/13/19 (c)		3,336,131	3,172,660
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)		2,996,222	2,812,703
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,589,368	2,817,654
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	206,455
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		6,183,177	5,889,477
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,508,926	2,705,355
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,722,590
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		5,371,144	4,763,560
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,990,000	1,696,475
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		586,980	550,293
			27,547,173
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (c)		1,812,000	761,040
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (c)		2,629,307	394,396
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (c)		1,806,350	1,681,405
			2,836,841
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (c)		2,503,128	2,420,425
Tranche B 4LN, term loan 4% 10/31/20 (c)		3,708,162	3,562,913
Tranche B 5LN, term loan 3.5% 5/28/22 (c)		1,492,500	1,411,114
Tranche B 6LN, term loan 4% 1/1/23 (c)		3,675,000	3,546,375
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,653,000	4,628,293
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		449,987	447,737
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)		6,840,227	6,190,406
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,817,810	2,254,248
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (c)		2,883,169	2,450,693
			26,912,204

TOTAL UTILITIES			57,296,218

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,190,351,336)			1,094,659,348

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.4375% 12/14/19 (c)		803,814	787,737
Goldman Sachs 1.4375% 12/14/19 (c)		688,889	675,111
Mizuho 1.4375% 12/14/19 (c)		323,008	316,548
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,682,865)			1,779,396

Bank Notes - 1.0%
Bank of America NA:
1.65% 3/26/18		$22,324,000	$22,232,405
1.75% 6/5/18		64,045,000	63,640,876
5.3% 3/15/17		3,467,000	3,584,497
Capital One NA 1.65% 2/5/18		18,801,000	18,560,253
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	23,088,724
3.1% 6/4/20		22,584,000	22,461,437
8.7% 11/18/19		2,958,000	3,390,282
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,001,011
KeyBank NA 6.95% 2/1/28		1,977,000	2,559,391
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,054,765
Regions Bank 7.5% 5/15/18		24,647,000	27,166,885
Wachovia Bank NA 6% 11/15/17		2,243,000	2,407,405
TOTAL BANK NOTES
(Cost $214,227,669)			216,147,931

Preferred Securities - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(e)	EUR	$3,325,000	$3,048,591
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (e)		2,887,000	2,210,746
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(e)	EUR	2,150,000	2,049,298
FINANCIALS - 1.0%
Banks - 0.8%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(e)	EUR	1,590,000	1,459,216
BAC Capital Trust XIV 4% (c)(e)		1,245,000	882,152
Banco Do Brasil SA 9% (b)(c)(e)		2,215,000	1,302,856
Bank of America Corp.:
6.1% (c)(e)		8,141,000	8,123,242
6.25% (c)(e)		5,325,000	5,314,686
6.5% (c)(e)		3,000,000	3,129,262
Barclays Bank PLC 7.625% 11/21/22		34,625,000	35,747,172
Barclays PLC:
6.625% (c)(e)		19,750,000	16,866,785
8.25% (c)(e)		5,470,000	5,286,924
BNP Paribas SA:
6.125% (c)(e)	EUR	2,245,000	2,312,653
7.375% (b)(c)(e)		3,830,000	3,589,586
Citigroup, Inc.:
5.875% (c)(e)		4,305,000	4,117,425
5.95% (c)(e)		2,285,000	2,153,503
5.95% (c)(e)		9,945,000	9,522,242
6.125% (c)(e)		6,140,000	6,160,530
6.3% (c)(e)		7,100,000	6,769,987
Credit Agricole SA:
6.625% (b)(c)(e)		18,240,000	16,299,855
6.625% (Reg. S) (c)(e)		6,710,000	5,996,273
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,710,268
Intesa Sanpaolo SpA 7% (Reg. S) (c)(e)	EUR	3,530,000	3,581,259
JPMorgan Chase & Co.:
5.3% (c)(e)		4,745,000	4,705,465
6% (c)(e)		10,420,000	10,365,610
6.1% (c)(e)		2,440,000	2,489,613
6.75% (c)(e)		8,120,000	8,650,867
Lloyds Banking Group PLC 7.5% (c)(e)		1,365,000	1,294,556
Royal Bank of Scotland Group PLC:
7.5% (c)(e)		2,285,000	2,091,174
8% (c)(e)		2,410,000	2,231,875
Societe Generale 8% (b)(c)(e)		4,055,000	3,847,445
Wells Fargo & Co. 5.875% (c)(e)		3,470,000	3,716,925
			180,719,406
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (b)(c)(e)		5,000,000	4,525,683
Deutsche Bank AG 7.5% (c)(e)		3,400,000	2,959,281
Goldman Sachs Group, Inc. 5.375% (c)(e)		3,250,000	3,149,375
			10,634,339
Consumer Finance - 0.0%
American Express Co. 4.9% (c)(e)		6,100,000	5,460,204
Diversified Financial Services - 0.1%
Credit Agricole SA 8.125% (b)(c)(e)		5,955,000	5,595,587
Magnesita Finance Ltd.:
8.625% (b)(e)		650,000	330,375
8.625% (Reg. S) (e)		200,000	101,654
			6,027,616

TOTAL FINANCIALS			202,841,565

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(e)		6,820,000	3,178,552
7.5% (Reg. S) (e)		100,000	46,607
			3,225,159
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		3,125,000	885,216
TOTAL PREFERRED SECURITIES
(Cost $233,029,091)			214,260,575
		Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (u)
(Cost $551,777,387)		551,777,387	551,777,387

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.375%	3/16/16	6,800,000	$43,771
Option on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.50%	3/16/16	13,400,000	66,382
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.375%	3/16/16	8,250,000	53,104

TOTAL PUT OPTIONS			163,257

TOTAL PURCHASED SWAPTIONS
(Cost $488,361)			163,257
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $23,209,691,213)			22,858,805,883
NET OTHER ASSETS (LIABILITIES) - (3.1)%			(684,902,381)
NET ASSETS - 100%			$22,173,903,502

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 3/1/46	$(12,700,000)	$(13,022,461)
3.5% 3/1/46	(49,800,000)	(52,183,543)
3.5% 3/1/46	(49,800,000)	(52,183,543)
3.5% 3/1/46	(23,900,000)	(25,043,909)
3.5% 3/1/46	(66,900,000)	(70,101,985)
4% 3/1/46	(12,000,000)	(12,803,437)
4% 3/1/46	(4,400,000)	(4,694,594)
4% 3/1/46	(17,700,000)	(18,885,070)
4% 3/1/46	(17,700,000)	(18,885,070)
4% 3/1/46	(8,200,000)	(8,749,015)
4% 3/1/46	(4,400,000)	(4,694,594)
4% 3/1/46	(3,800,000)	(4,054,422)
4% 3/1/46	(14,100,000)	(15,044,039)
4.5% 3/1/46	(3,300,000)	(3,584,110)

TOTAL FANNIE MAE		(303,929,792)

Freddie Mac
4% 3/1/46	(25,300,000)	(26,958,802)
4% 3/1/46	(7,600,000)	(8,098,296)

TOTAL FREDDIE MAC		(35,057,098)

Ginnie Mae
4% 3/1/46	(20,350,000)	(21,733,367)
TOTAL TBA SALE COMMITMENTS
(Proceeds $360,969,738)		$(360,720,257)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
31 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2016	2,917,062	$115,207
25 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	4,617,923	406,200
67 TME 10 Year Canadian Note Contracts (Canada)	June 2016	7,010,488	(16,455)
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2016	4,048,424	86,647
TOTAL BOND INDEX CONTRACTS			591,599
Treasury Contracts
6 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2016	783,094	544
76 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	16,609,563	(15,586)
121 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2016	14,639,109	(5,914)
27 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2016	4,442,344	(8,706)
4 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2016	564,438	54
TOTAL TREASURY CONTRACTS			(29,608)

TOTAL PURCHASED			561,991

Sold
Bond Index Contracts
19 Eurex Euro-Bobl Contracts (Germany)	March 2016	2,755,818	(17,079)
36 Eurex Euro-Bund Contracts (Germany)	March 2016	6,523,706	(172,730)
40 ICE Long Gilt Contracts (United Kingdom)	June 2016	6,787,217	(12,900)
98 ICE Medium Gilt Contracts (United Kingdom)	June 2016	15,548,384	(27,008)
TOTAL BOND INDEX CONTRACTS			(229,717)
TOTAL FUTURES CONTRACTS			$332,274

The face value of futures purchased as a percentage of Net Assets is 0.3%

The face value of futures sold as a percentage of Net Assets is 0.1%

Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/1/16	EUR	Citibank, N.A.	Buy	291,000	$316,251	$313
5/13/16	CAD	JPMorgan Chase Bank, N.A.	Sell	80,000	57,979	(1,154)
5/13/16	EUR	Citibank, N.A.	Buy	306,000	341,573	(7,933)
5/13/16	EUR	Citibank, N.A.	Buy	7,920,000	8,847,844	(212,454)
5/13/16	EUR	Citibank, N.A.	Sell	662,000	721,052	(745)
5/13/16	EUR	Citibank, N.A.	Sell	806,000	907,375	28,572
5/13/16	EUR	Citibank, N.A.	Sell	806,000	909,366	30,563
5/13/16	EUR	Citibank, N.A.	Sell	2,751,000	3,037,872	38,382
5/13/16	EUR	Goldman Sachs Bank USA	Sell	938,000	1,046,324	23,597
5/13/16	EUR	Goldman Sachs Bank USA	Sell	105,793,000	115,724,847	375,882
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	173,000	192,419	(3,792)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	234,000	258,579	(3,442)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	304,000	340,549	(9,090)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	695,000	785,030	(27,253)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	3,102,000	3,428,886	(46,691)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	4,657,000	5,136,252	(58,599)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	367,000	407,671	7,521
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	371,000	422,024	17,513
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	584,000	648,924	12,173
5/13/16	EUR	Morgan Stanley Cap. Group	Buy	352,000	390,014	(6,219)
5/13/16	GBP	Citibank, N.A.	Buy	104,000	148,768	(3,978)
5/13/16	GBP	Citibank, N.A.	Buy	104,000	150,539	(5,749)
5/13/16	GBP	Citibank, N.A.	Buy	222,000	309,408	(336)
5/13/16	GBP	Citibank, N.A.	Sell	133,000	185,048	(117)
5/13/16	GBP	Goldman Sachs Bank USA	Sell	38,219,000	54,935,991	1,726,926
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	13,850,000	115,425	(7,683)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	408,000,000	3,670,408	43,821
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,910,028

*Amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for foreign currency contracts was $172,887,937. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	$(12,376)	$27,559	$15,183
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(1,273)	(9,536)	(10,809)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(45,857)	7,161	(38,696)
TOTAL BUY PROTECTION						(59,506)	25,184	(34,322)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR 1,300,000	(173,800)	158,797	(15,003)
Deutsche Bank AG	BB+	Dec. 2020	BNP Paribas SA	1%	EUR 2,500,000	(422,695)	454,142	31,447
Pemex Project Funding Master Trust	Baa1	Sep. 2020	Barclays Bank PLC	1%	USD 3,550,000	(411,451)	153,704	(257,747)
Volkswagen Intl Finance NV	A3	Dec. 2020	BNP Paribas SA	1%	EUR 1,450,000	(68,456)	73,418	4,962
TOTAL SELL PROTECTION						(1,076,402)	840,061	(236,341)

TOTAL CREDIT DEFAULT SWAPS						$(1,135,908)	$865,245	$(270,663)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2021	USD 39,040,000	3-month LIBOR	2%	$(815,537)	$0	$(815,537)
LCH	Mar. 2026	16,700,000	3-month LIBOR	2.5%	(970,139)	0	(970,139)
LCH	Mar. 2046	4,150,000	3-month LIBOR	2.75%	(508,397)	0	(508,397)

TOTAL INTEREST RATE SWAPS					$(2,294,073)	$0	$(2,294,073)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $88,329,206.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,635,063,597 or 11.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $888,731.

 (g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $72,303.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) A portion of the security sold on a delayed delivery basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,930,957.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $38,408.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,395 or 0.0% of net assets.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $78,051 and $78,051, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Coal Acquisition LLC Class B	1/28/16	$7,395

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,069,886

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$761,080	$761,080	$--	$--
Energy	3,478,014	3,478,014	--	--
Financials	11,993,087	11,985,692	--	7,395
Materials	2,518,594	2,518,594	--	--
Telecommunication Services	326,182	291,582	--	34,600
Corporate Bonds	10,110,678,611	--	10,110,678,611	--
U.S. Government and Government Agency Obligations	4,514,998,087	--	4,514,998,087	--
U.S. Government Agency - Mortgage Securities	3,441,579,219	--	3,441,579,219	--
Asset-Backed Securities	178,533,321	--	172,858,907	5,674,414
Collateralized Mortgage Obligations	579,302,017	--	579,302,017	--
Commercial Mortgage Securities	1,280,771,293	--	1,280,144,515	626,778
Municipal Securities	439,581,213	--	439,581,213	--
Foreign Government and Government Agency Obligations	215,497,271	--	213,929,663	1,567,608
Bank Loan Obligations	1,094,659,348	--	1,083,446,514	11,212,834
Sovereign Loan Participations	1,779,396	--	--	1,779,396
Bank Notes	216,147,931	--	216,147,931	--
Preferred Securities	214,260,575	--	214,260,575	--
Money Market Funds	551,777,387	551,777,387	--	--
Purchased Swaptions	163,257	--	163,257	--
Total Investments in Securities:	$22,858,805,883	$570,812,349	$22,267,090,509	$20,903,025
Derivative Instruments:
Assets
Foreign Currency Contracts	$2,305,263	$--	$2,305,263	$--
Futures Contracts	608,652	608,652	--	--
Total Assets	$2,913,915	$608,652	$2,305,263	$--
Liabilities
Foreign Currency Contracts	$(395,235)	$--	$(395,235)	$--
Futures Contracts	(276,378)	(276,378)	--	--
Swaps	(3,429,981)	--	(3,429,981)	--
Total Liabilities	$(4,101,594)	$(276,378)	$(3,825,216)	$--
Total Derivative Instruments:	$(1,187,679)	$332,274	$(1,519,953)	$--
Other Financial Instruments:
TBA Sale Commitments	$(360,720,257)	$--	$(360,720,257)	$--
Total Other Financial Instruments:	$(360,720,257)	$--	$(360,720,257)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$163,257	$0
Swaps(b)	0	(1,135,908)
Total Credit Risk	163,257	(1,135,908)
Foreign Exchange Risk
Foreign Currency Contracts(c)	2,305,263	(395,235)
Total Foreign Exchange Risk	2,305,263	(395,235)
Interest Rate Risk
Futures Contracts(d)	608,652	(276,378)
Swaps(b)	0	(2,294,073)
Total Interest Rate Risk	608,652	(2,570,451)
Total Value of Derivatives	$3,077,172	$(4,101,594)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
United Kingdom	2.8%
Mexico	1.7%
Luxembourg	1.3%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,657,913,826)	$22,307,028,496
Fidelity Central Funds (cost $551,777,387)	551,777,387
Total Investments (cost $23,209,691,213)		$22,858,805,883
Cash		2,424,575
Foreign currency held at value (cost $4,290,734)		4,330,027
Receivable for investments sold
Regular delivery		82,299,040
Delayed delivery		32,799,001
Receivable for TBA sale commitments		360,969,738
Unrealized appreciation on foreign currency contracts		2,305,263
Receivable for fund shares sold		53,491,314
Dividends receivable		295,151
Interest receivable		175,290,569
Distributions receivable from Fidelity Central Funds		183,553
Receivable from investment adviser for expense reductions		27,855
Other receivables		101,744
Total assets		23,573,323,713
Liabilities
Payable for investments purchased
Regular delivery	$231,448,685
Delayed delivery	775,864,527
TBA sale commitments, at value	360,720,257
Unrealized depreciation on foreign currency contracts	395,235
Payable for fund shares redeemed	18,733,942
Distributions payable	2,148,733
Bi-lateral OTC swaps, at value	1,135,908
Accrued management fee	5,706,042
Distribution and service plan fees payable	408,211
Payable for daily variation margin for derivative instruments	108,317
Other affiliated payables	2,652,297
Other payables and accrued expenses	98,057
Total liabilities		1,399,420,211
Net Assets		$22,173,903,502
Net Assets consist of:
Paid in capital		$22,573,050,217
Undistributed net investment income		44,606,067
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,716,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(351,036,617)
Net Assets		$22,173,903,502
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,232,778,034 ÷ 119,443,892 shares)		$10.32
Maximum offering price per share (100/96.00 of $10.32)		$10.75
Class T:
Net Asset Value and redemption price per share ($120,999,613 ÷ 11,744,370 shares)		$10.30
Maximum offering price per share (100/96.00 of $10.30)		$10.73
Class B:
Net Asset Value and offering price per share ($2,904,799 ÷ 281,269 shares)(a)		$10.33
Class C:
Net Asset Value and offering price per share ($154,357,079 ÷ 14,951,300 shares)(a)		$10.32
Total Bond:
Net Asset Value, offering price and redemption price per share ($17,575,838,686 ÷ 1,703,613,590 shares)		$10.32
Class I:
Net Asset Value, offering price and redemption price per share ($2,417,382,970 ÷ 234,669,119 shares)		$10.30
Class Z:
Net Asset Value, offering price and redemption price per share ($669,642,321 ÷ 65,003,780 shares)		$10.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016
Investment Income
Dividends		$6,328,433
Interest		408,424,033
Income from Fidelity Central Funds		1,069,886
Total income		415,822,352
Expenses
Management fee	$33,611,155
Transfer agent fees	11,439,597
Distribution and service plan fees	2,248,396
Fund wide operations fee	4,182,789
Independent trustees' compensation	44,599
Miscellaneous	23,742
Total expenses before reductions	51,550,278
Expense reductions	(35,381)	51,514,897
Net investment income (loss)		364,307,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,284,430)
Foreign currency transactions	6,061,709
Futures contracts	(852,259)
Swaps	(4,504,413)
Total net realized gain (loss)		(42,579,393)
Change in net unrealized appreciation (depreciation) on: Investment securities	(297,829,090)
Assets and liabilities in foreign currencies	1,903,507
Futures contracts	547,006
Swaps	(452,660)
Delayed delivery commitments	596,548
Total change in net unrealized appreciation (depreciation)		(295,234,689)
Net gain (loss)		(337,814,082)
Net increase (decrease) in net assets resulting from operations		$26,493,373

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$364,307,455	$553,721,327
Net realized gain (loss)	(42,579,393)	353,243,022
Change in net unrealized appreciation (depreciation)	(295,234,689)	(782,562,955)
Net increase (decrease) in net assets resulting from operations	26,493,373	124,401,394
Distributions to shareholders from net investment income	(356,062,513)	(523,227,512)
Distributions to shareholders from net realized gain	(113,896,906)	(52,368,873)
Total distributions	(469,959,419)	(575,596,385)
Share transactions - net increase (decrease)	2,347,752,165	4,814,116,048
Total increase (decrease) in net assets	1,904,286,119	4,362,921,057
Net Assets
Beginning of period	20,269,617,383	15,906,696,326
End of period (including undistributed net investment income of $44,606,067 and undistributed net investment income of $36,361,125, respectively)	$22,173,903,502	$20,269,617,383

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.162	.287	.292	.263	.322	.381
Net realized and unrealized gain (loss)	(.157)	(.224)	.382	(.468)	.438	.187
Total from investment operations	.005	.063	.674	(.205)	.760	.568
Distributions from net investment income	(.156)	(.270)	(.275)	(.250)	(.335)	(.367)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.215)	(.303)	(.384)	(.605)	(.510)	(.578)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.48	$11.29	$11.04
Total ReturnB,C,D	.05%	.58%	6.56%	(1.94)%	7.11%	5.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.76%G	.75%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.76%G	.75%	.76%	.79%	.82%	.83%
Net investment income (loss)	3.11%G	2.69%	2.76%	2.41%	2.92%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,232,778	$852,243	$639,235	$517,259	$643,995	$1,225,165
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class T

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.28	$11.03	$11.04
Income from Investment Operations
Net investment income (loss)A	.161	.285	.290	.265	.328	.386
Net realized and unrealized gain (loss)	(.157)	(.234)	.392	(.477)	.433	.186
Total from investment operations	.004	.051	.682	(.212)	.761	.572
Distributions from net investment income	(.155)	(.268)	(.273)	(.253)	(.336)	(.371)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.214)	(.301)	(.382)	(.608)	(.511)	(.582)
Net asset value, end of period	$10.30	$10.51	$10.76	$10.46	$11.28	$11.03
Total ReturnB,C,D	.04%	.47%	6.65%	(2.01)%	7.14%	5.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.78%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%G	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.77%G	.77%	.78%	.76%	.77%	.80%
Net investment income (loss)	3.10%G	2.67%	2.74%	2.44%	2.97%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$121,000	$101,673	$57,972	$52,848	$59,896	$60,500
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class B

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.78	$10.48	$11.29	$11.04	$11.06
Income from Investment Operations
Net investment income (loss)A	.125	.213	.217	.189	.247	.307
Net realized and unrealized gain (loss)	(.156)	(.224)	.392	(.469)	.434	.177
Total from investment operations	(.031)	(.011)	.609	(.280)	.681	.484
Distributions from net investment income	(.120)	(.196)	(.200)	(.175)	(.256)	(.293)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.179)	(.229)	(.309)	(.530)	(.431)	(.504)
Net asset value, end of period	$10.33	$10.54	$10.78	$10.48	$11.29	$11.04
Total ReturnB,C,D	(.30)%	(.12)%	5.91%	(2.61)%	6.36%	4.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of fee waivers, if any	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of all reductions	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Net investment income (loss)	2.40%G	1.99%	2.04%	1.73%	2.24%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,905	$3,305	$4,460	$7,112	$11,515	$9,225
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.122	.205	.211	.185	.246	.308
Net realized and unrealized gain (loss)	(.157)	(.225)	.382	(.469)	.434	.187
Total from investment operations	(.035)	(.020)	.593	(.284)	.680	.495
Distributions from net investment income	(.116)	(.187)	(.194)	(.171)	(.255)	(.294)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.175)	(.220)	(.303)	(.526)	(.430)	(.505)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.48	$11.29	$11.04
Total ReturnB,C,D	(.33)%	(.20)%	5.75%	(2.65)%	6.34%	4.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Net investment income (loss)	2.34%G	1.92%	1.99%	1.69%	2.23%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$154,357	$139,264	$83,818	$79,711	$102,385	$63,867
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.47	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.178	.320	.326	.300	.363	.423
Net realized and unrealized gain (loss)	(.157)	(.224)	.392	(.478)	.434	.187
Total from investment operations	.021	.096	.718	(.178)	.797	.610
Distributions from net investment income	(.172)	(.303)	(.309)	(.287)	(.372)	(.409)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.231)	(.336)	(.418)	(.642)	(.547)	(.620)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.47	$11.29	$11.04
Total ReturnB,C	.20%	.88%	7.00%	(1.70)%	7.48%	5.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.42%F	2.99%	3.07%	2.75%	3.29%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$17,575,839	$17,359,294	$14,547,801	$11,526,014	$13,963,154	$11,418,458
Portfolio turnover rateG	133%F	140%H	108%	201%	155%	168%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.27	$11.02	$11.04
Income from Investment Operations
Net investment income (loss)A	.174	.313	.319	.295	.353	.413
Net realized and unrealized gain (loss)	(.156)	(.233)	.393	(.469)	.435	.178
Total from investment operations	.018	.080	.712	(.174)	.788	.591
Distributions from net investment income	(.169)	(.297)	(.303)	(.281)	(.363)	(.400)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.228)	(.330)	(.412)	(.636)	(.538)	(.611)
Net asset value, end of period	$10.30	$10.51	$10.76	$10.46	$11.27	$11.02
Total ReturnB,C	.17%	.73%	6.95%	(1.67)%	7.40%	5.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.53%	.54%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.53%	.54%
Net investment income (loss)	3.36%F	2.94%	3.02%	2.69%	3.20%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,417,383	$1,266,870	$573,410	$244,911	$596,238	$531,451
Portfolio turnover rateG	133%F	140%H	108%	201%	155%	168%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

	Six months ended February 29,	Year ended August 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.182	.234
Net realized and unrealized gain (loss)	(.157)	(.167)
Total from investment operations	.025	.067
Distributions from net investment income	(.176)	(.217)
Distributions from net realized gain	(.059)	–
Total distributions	(.235)	(.217)
Net asset value, end of period	$10.30	$10.51
Total ReturnC,D	.25%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	3.51%G	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$669,642	$546,968
Portfolio turnover rateH	133%G	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31,2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$422,427,440
Gross unrealized depreciation	(736,130,887)
Net unrealized appreciation (depreciation) on securities	$(313,703,447)
Tax cost	$23,172,509,330

At the prior fiscal period end, the Fund was required to defer approximately $1,162,429 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(391,262)	$(358,841)
Swaps	(36,731)	(45,342)
Total Credit Risk	(427,993)	(404,183)
Foreign Exchange Risk
Foreign Currency Contracts	5,600,152	1,969,409
Interest Rate Risk
Futures Contracts	(852,259)	547,006
Swaps	(4,467,682)	(407,318)
Total Interest Rate Risk	(5,319,941)	139,688
Totals(a)	$(147,782)	$1,704,914

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,069,047,106 and $1,415,069,758, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,362,492	$29,293
Class T	-%	.25%	139,119	–
Class B	.65%	.25%	13,857	10,008
Class C	.75%	.25%	732,928	238,909
			$2,248,396	$278,210

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$72,476
Class T	7,542
Class B(a)	636
Class C(a)	20,997
$101,651

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$828,712.15
Class T	93,766.17
Class B	3,173.21
Class C	125,445.17
Total Bond	8,777,263.10
Class I	1,580,032.15
Class Z	31,206.01
	$11,439,597

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,631.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,053 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,080,199.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,526.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,855.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015(a)
From net investment income
Class A	$16,423,837	$19,261,143
Class T	1,669,834	1,998,555
Class B	35,413	71,894
Class C	1,646,026	2,070,818
Total Bond	291,103,550	468,456,666
Class I	34,516,027	28,443,167
Class Z	10,667,826	2,925,269
Total	$356,062,513	$523,227,512
From net realized gain
Class A	$5,050,451	$2,146,775
Class T	600,521	193,116
Class B	17,887	13,138
Class C	809,224	303,573
Total Bond	97,033,225	47,388,889
Class I	7,167,461	2,323,382
Class Z	3,218,137	–
Total	$113,896,906	$52,368,873

 (a) Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015A	Six months ended February 29, 2016	Year ended August 31, 2015A
Class A
Shares sold	51,252,823	46,571,257	$534,268,141	$499,377,221
Reinvestment of distributions	2,007,926	1,930,629	20,847,273	20,670,065
Shares redeemed	(14,750,324)	(26,903,901)	(152,929,250)	(288,269,536)
Net increase (decrease)	38,510,425	21,597,985	$402,186,164	$231,777,750
Class T
Shares sold	3,593,739	6,974,914	$37,240,034	$74,605,782
Reinvestment of distributions	214,353	199,988	2,224,003	2,136,905
Shares redeemed	(1,735,591)	(2,893,126)	(17,960,063)	(30,963,185)
Net increase (decrease)	2,072,501	4,281,776	$21,503,974	$45,779,502
Class B
Shares sold	36,305	54,717	$375,454	$586,026
Reinvestment of distributions	4,206	6,657	43,768	71,357
Shares redeemed	(72,951)	(161,541)	(758,003)	(1,731,933)
Net increase (decrease)	(32,440)	(100,167)	$(338,781)	$(1,074,550)
Class C
Shares sold	3,693,344	8,235,348	$38,320,203	$88,316,556
Reinvestment of distributions	210,068	196,619	2,184,738	2,104,956
Shares redeemed	(2,175,659)	(2,989,581)	(22,551,999)	(31,990,728)
Net increase (decrease)	1,727,753	5,442,386	$17,952,942	$58,430,784
Total Bond
Shares sold	259,873,499	1,119,099,210	$2,699,439,818	$12,023,173,893
Reinvestment of distributions	35,833,546	46,138,120	372,225,501	493,997,692
Shares redeemed	(241,070,841)	(866,846,007)	(2,495,510,114)	(9,307,894,830)
Net increase (decrease)	54,636,204	298,391,323	$576,155,205	$3,209,276,755
Class I
Shares sold	147,577,010	96,458,549	$1,541,326,029	$1,031,052,872
Reinvestment of distributions	3,807,778	2,698,883	39,419,258	28,838,468
Shares redeemed	(37,237,478)	(31,950,235)	(385,659,059)	(340,167,664)
Net increase (decrease)	114,147,310	67,207,197	$1,195,086,228	$719,723,676
Class Z
Shares sold	16,453,978	56,087,638	$170,976,873	$592,975,149
Reinvestment of distributions	1,339,083	276,639	13,885,807	2,920,079
Shares redeemed	(4,821,352)	(4,332,206)	(49,656,247)	(45,693,097)
Net increase (decrease)	12,971,709	52,032,071	$135,206,433	$550,202,131

 A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period- September 1, 2015 to February 29, 2016B
Class A	.76%
Actual		$1,000.00	$1,000.50	$3.78
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class T	.77%
Actual		$1,000.00	$1,000.40	$3.83
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.46%
Actual		$1,000.00	$997.00	$7.25
Hypothetical-C		$1,000.00	$1,017.60	$7.32
Class C	1.53%
Actual		$1,000.00	$996.70	$7.60
Hypothetical-C		$1,000.00	$1,017.26	$7.67
Total Bond	.45%
Actual		$1,000.00	$1,002.00	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,001.70	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51
Class Z	.36%
Actual		$1,000.00	$1,002.50	$1.79
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2014.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ATBZ-SANN-0416
1.9862224.101

Fidelity® Total Bond Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	36.7%
AAA	2.5%
AA	2.4%
A	10.7%
BBB	27.0%
BB and Below	18.7%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.9%

As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations	33.4%
AAA	3.1%
AA	2.3%
A	13.0%
BBB	25.4%
BB and Below	16.8%
Not Rated	1.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	7.8	7.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	5.1	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*,**
Corporate Bonds	45.6%
U.S. Government and U.S. Government Agency Obligations	36.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	6.0%
Municipal Bonds	2.0%
Stocks	0.1%
Other Investments	7.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 12.6%

 ** Futures and Swaps - (0.2)%

As of August 31, 2015*,**
Corporate Bonds	44.2%
U.S. Government and U.S. Government Agency Obligations	33.4%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	7.1%
Municipal Bonds	1.5%
Stocks	0.1%
Other Investments	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 11.4%

 ** Futures and Swaps - (0.3)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.6%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.0%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,121,125
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(c)		760,000	805,600
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,660,000	2,646,700
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	443,213
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		4,410,000	4,211,550
			11,228,188
Automobiles - 1.3%
Daimler Finance North America LLC 1.45% 8/1/16 (b)		7,526,000	7,527,340
General Motors Co.:
3.5% 10/2/18		9,215,000	9,241,724
5.2% 4/1/45		4,250,000	3,672,247
6.25% 10/2/43		1,543,000	1,510,040
6.6% 4/1/36		9,383,000	9,644,420
6.75% 4/1/46		15,744,000	16,460,950
General Motors Financial Co., Inc.:
2.4% 4/10/18		25,372,000	24,926,671
2.625% 7/10/17		2,955,000	2,942,687
3% 9/25/17		6,726,000	6,731,932
3.15% 1/15/20		27,252,000	26,629,537
3.2% 7/13/20		20,200,000	19,526,734
3.25% 5/15/18		4,810,000	4,797,451
3.5% 7/10/19		10,761,000	10,759,547
4% 1/15/25		18,085,000	16,755,771
4.2% 3/1/21		26,269,000	26,308,430
4.25% 5/15/23		5,420,000	5,285,042
4.375% 9/25/21		47,963,000	48,241,713
4.75% 8/15/17		5,050,000	5,175,326
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (b)		33,222,000	32,186,271
			278,323,833
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	3,732,400
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,222,410
4.25% 6/15/23		8,466,000	8,977,160
			10,199,570
Hotels, Restaurants & Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		5,650,000	4,294,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		4,325,000	3,395,125
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,067,000
FelCor Lodging LP 5.625% 3/1/23		135,000	137,363
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		2,515,000	2,401,825
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,743,688
3.7% 1/30/26		9,591,000	10,010,971
4.7% 12/9/35		4,951,000	5,124,884
4.875% 12/9/45		7,770,000	8,164,646
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	12,398,136
NCL Corp. Ltd. 4.625% 11/15/20 (b)		4,910,000	4,774,975
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,727,225
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	538,650
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	5,027,400
7% 1/1/22 (b)		7,445,000	7,240,263
10% 12/1/22		10,060,000	7,897,100
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,331,575
Times Square Hotel Trust 8.528% 8/1/26 (b)		719,925	847,993
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,900,000	2,641,032
Wynn Macau Ltd. 5.25% 10/15/21 (b)		21,550,000	19,879,875
			105,643,726
Household Durables - 0.2%
Calatlantic Group, Inc. 5.875% 11/15/24		1,775,000	1,859,313
Lennar Corp.:
4.75% 4/1/21		4,845,000	4,869,225
4.875% 12/15/23		3,435,000	3,349,125
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,126,388
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,866,900
PulteGroup, Inc. 4.25% 3/1/21		3,635,000	3,653,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,015,713
8.25% 2/15/21 (c)		3,885,000	3,817,013
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,375,400
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	550,050
5.875% 6/15/24		415,000	394,250
William Lyon Homes, Inc.:
5.75% 4/15/19		6,175,000	5,619,250
7% 8/15/22		12,090,000	11,062,350
			45,558,152
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25		5,000,000	4,775,000
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,052,112
6.15% 2/15/41		23,838,000	25,701,178
7.75% 12/1/45		3,932,000	4,956,038
Altice SA:
5.375% 7/15/23 (b)		2,560,000	2,592,000
7.625% 2/15/25 (b)		10,255,000	9,383,325
7.75% 5/15/22 (b)		30,945,000	29,939,288
7.75% 7/15/25 (b)		1,795,000	1,664,863
7.75% 7/15/25 (b)		1,610,000	1,501,325
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		855,000	754,538
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	607,110
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,168,025
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,121,525
5.125% 5/1/23 (b)		4,370,000	4,337,225
5.875% 4/1/24 (b)		4,895,000	4,999,019
5.875% 5/1/27 (b)		7,115,000	7,115,000
CCOH Safari LLC 5.75% 2/15/26 (b)		3,370,000	3,378,863
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		845,000	827,044
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	20,739,517
4.908% 7/23/25 (b)		20,419,000	20,900,092
6.484% 10/23/45 (b)		20,419,000	21,448,261
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,985,000	8,625,600
6.875% 6/15/18		2,270,000	1,271,200
9% 12/15/19		5,100,000	3,595,500
10% 1/15/18		4,260,000	1,363,200
Cogeco Communications, Inc. 4.875% 5/1/20 (b)		2,335,000	2,358,350
Columbus International, Inc. 7.375% 3/30/21 (b)		19,274,000	20,006,412
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,431,408
4.6% 8/15/45		33,362,000	35,258,029
4.95% 6/15/16		2,344,000	2,372,027
6.45% 3/15/37		2,196,000	2,777,275
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,348,375
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,649,267
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,643,204
6.35% 6/1/40		6,392,000	6,153,061
DISH DBS Corp.:
5.125% 5/1/20		4,495,000	4,450,050
5.875% 11/15/24		6,760,000	6,074,198
6.75% 6/1/21		2,000,000	2,037,500
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,537,900
4.875% 4/11/22 (b)		565,000	508,500
Grupo Televisa SA de CV:
4.625% 1/30/26		300,000	304,819
6.125% 1/31/46		515,000	502,558
6.625% 3/18/25		790,000	911,052
iHeartCommunications, Inc. 10.625% 3/15/23		2,695,000	1,778,700
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		6,521,000	7,091,588
MDC Partners, Inc. 6.75% 4/1/20 (b)		4,985,000	5,072,238
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,920,000	15,601,600
Myriad International Holding BV:
5.5% 7/21/25 (b)		770,000	747,454
6% 7/18/20 (b)		515,000	553,656
National CineMedia LLC 6% 4/15/22		1,750,000	1,820,000
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,073,497
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,031,171	2,560,493
Numericable Group SA:
4.875% 5/15/19 (b)		2,352,000	2,350,824
6% 5/15/22 (b)		2,550,000	2,524,500
6.25% 5/15/24 (b)		1,490,000	1,452,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,408,900
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	5,050,000	5,660,770
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,677,384
3.85% 9/29/24		11,394,000	11,648,895
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,676,072
4.5% 9/15/42		50,098,000	40,940,086
5.5% 9/1/41		12,973,000	11,549,875
5.85% 5/1/17		3,419,000	3,550,262
5.875% 11/15/40		16,544,000	15,393,315
6.55% 5/1/37		38,302,000	38,585,780
6.75% 7/1/18		13,763,000	14,997,472
7.3% 7/1/38		38,728,000	40,869,930
8.25% 4/1/19		24,391,000	27,887,547
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,306,502
6.2% 3/15/40		11,792,000	12,512,739
6.5% 11/15/36		9,243,000	9,954,785
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	1,701,000
7.625% 9/18/20 (Reg S.)		575,000	345,000
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	2,977,500
5.125% 2/15/25 (b)		2,805,000	2,745,394
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,470,789
Virgin Media Secured Finance PLC 5.5% 1/15/25 (b)		2,500,000	2,518,750
VTR Finance BV 6.875% 1/15/24 (b)		2,230,000	2,096,200
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		224,675	210,970
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		3,025,000	2,881,313
WMG Acquisition Corp.:
6% 1/15/21 (b)		1,585,000	1,608,775
6.75% 4/15/22 (b)		6,906,000	6,370,785
			656,539,923
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20		24,910,000	22,792,650
7.4% 4/1/37		8,835,000	6,758,775
8.125% 10/1/19		4,705,000	4,763,813
			34,315,238
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35 (b)		2,175,000	2,310,938
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,612,400
			6,923,338

TOTAL CONSUMER DISCRETIONARY			1,157,239,368

CONSUMER STAPLES - 3.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		39,422,000	40,123,357
3.3% 2/1/23		42,459,000	43,647,088
3.65% 2/1/26		1,500,000	1,547,087
4.7% 2/1/36		40,200,000	42,153,358
4.9% 2/1/46		45,974,000	49,279,669
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,444,252
4.25% 5/1/23		5,205,000	5,393,681
6% 5/1/22		21,795,000	24,519,375
Heineken NV 1.4% 10/1/17 (b)		7,323,000	7,320,554
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	10,731,804
			227,160,225
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18		15,731,000	15,794,459
2.25% 12/5/18		8,524,000	8,612,275
2.8% 7/20/20		15,202,000	15,567,654
3.5% 7/20/22		8,944,000	9,342,214
4% 12/5/23		8,525,000	9,205,244
ESAL GmbH 6.25% 2/5/23 (b)		20,310,000	17,365,050
Minerva Luxembourg SA:
7.75% 1/31/23 (b)		12,999,000	12,290,555
7.75% 1/31/23 (Reg. S)		1,705,000	1,612,078
SUPERVALU, Inc. 7.75% 11/15/22		1,300,000	1,014,000
Tesco PLC:
5% 3/24/23	GBP	2,850,000	3,829,387
6.125% 2/24/22	GBP	750,000	1,081,600
6.15% 11/15/37 (b)		4,465,000	3,753,467
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,910,138
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,751,241
2.7% 11/18/19		8,473,000	8,519,280
3.3% 11/18/21		10,050,000	10,118,119
			126,766,761
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,607,090
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,100,000	2,168,250
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	650,969
JBS Investments GmbH:
7.25% 4/3/24 (b)		18,090,000	15,873,975
7.75% 10/28/20 (b)		7,470,000	7,189,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,155,000	993,300
5.875% 7/15/24 (b)		6,410,000	5,672,850
7.25% 6/1/21 (b)		2,200,000	2,128,500
7.25% 6/1/21 (b)		2,730,000	2,641,275
8.25% 2/1/20 (b)		1,510,000	1,514,530
Sigma Alimentos SA de CV 6.875% 12/16/19 (b)		575,000	641,844
			44,082,458
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		4,800,000	4,752,000
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,240,000	1,277,200
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,619,123
4% 1/31/24		6,408,000	6,889,331
4.25% 8/9/42		9,573,000	9,131,311
4.75% 5/5/21		7,000,000	7,749,329
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	19,956,184
2.05% 7/20/18 (b)		8,743,000	8,700,955
2.95% 7/21/20 (b)		20,000,000	20,285,660
3.75% 7/21/22 (b)		20,300,000	20,837,503
4.25% 7/21/25 (b)		21,467,000	22,346,804
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,436,650
3.25% 6/12/20		3,274,000	3,404,891
4% 6/12/22		11,386,000	12,292,360
4.45% 6/12/25		44,787,000	48,642,265
5.7% 8/15/35		4,237,000	4,783,916
5.85% 8/15/45		35,690,000	41,896,348
6.15% 9/15/43		4,511,000	5,346,329
6.75% 6/15/17		3,719,000	3,992,272
7.25% 6/15/37		5,056,000	6,337,757
Vector Group Ltd. 7.75% 2/15/21		6,480,000	6,901,200
			266,550,188

TOTAL CONSUMER STAPLES			670,588,832

ENERGY - 6.6%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	7,690,880
5.35% 3/15/20 (b)		8,816,000	6,638,959
5.85% 5/21/43 (b)(c)		6,758,000	3,581,740
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		14,383,000	13,413,744
6.5% 4/1/20		738,000	744,838
Ensco PLC:
5.2% 3/15/25		7,885,000	4,021,350
5.75% 10/1/44		7,801,000	3,674,271
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,094,525
6% 10/1/22		995,000	651,725
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	2,882,600
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	2,863,350
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,267,048
4.85% 11/15/35		8,550,000	7,473,452
5% 11/15/45		11,714,000	10,381,158
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,345,000	672,500
5.875% 4/1/20		1,850,000	962,000
Noble Holding International Ltd.:
4% 3/16/18		1,187,000	949,600
5.95% 4/1/25		7,570,000	3,824,440
6.95% 4/1/45		7,307,000	3,361,220
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		2,790,000	753,300
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,225,661
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		675,000	568,672
Transocean, Inc.:
3% 10/15/17 (c)		1,000,000	900,000
5.55% 12/15/16 (c)		7,572,000	7,496,280
			96,093,313
Oil, Gas & Consumable Fuels - 6.2%
Afren PLC:
6.625% 12/9/20 (b)(d)		1,341,775	2,684
10.25% 4/8/19 (Reg. S) (d)		2,024,860	4,050
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(c)		4,328,000	1,027,900
Anadarko Petroleum Corp. 6.375% 9/15/17		23,752,000	24,132,745
Antero Resources Corp.:
5.125% 12/1/22		9,310,000	7,936,775
5.625% 6/1/23 (b)		4,310,000	3,685,050
Antero Resources Finance Corp. 5.375% 11/1/21		1,220,000	1,055,300
BP Capital Markets PLC:
1.674% 2/13/18		18,888,000	18,654,714
2.315% 2/13/20		37,777,000	37,001,778
3.535% 11/4/24		15,450,000	14,765,998
3.814% 2/10/24		21,032,000	20,896,091
4.5% 10/1/20		5,954,000	6,292,854
4.742% 3/11/21		8,800,000	9,380,052
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,528,199
3.9% 2/1/25		24,997,000	19,395,822
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	14,936,569
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	189,000
6.125% 2/15/21		1,750,000	367,500
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,350,000	1,228,500
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,145,000	3,834,125
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)		3,149,000	3,021,258
3.3% 6/1/20 (b)		15,490,000	14,504,635
4.5% 6/1/25 (b)		4,707,000	4,280,075
5.8% 6/1/45 (b)		5,906,000	4,998,437
Concho Resources, Inc. 5.5% 4/1/23		1,585,000	1,474,050
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,059,125
CONSOL Energy, Inc.:
5.875% 4/15/22		4,935,000	3,220,088
8% 4/1/23		2,710,000	1,815,700
Consolidated Energy Finance SA 6.75% 10/15/19 (b)		5,687,000	4,919,255
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,060,000	932,800
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,407,060
2.7% 4/1/19		14,993,000	12,296,599
3.875% 3/15/23		5,532,000	3,986,016
Denbury Resources, Inc. 5.5% 5/1/22		6,550,000	2,046,875
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	7,425,664
EDC Finance Ltd. 4.875% 4/17/20 (b)		4,420,000	4,012,034
El Paso Corp. 6.5% 9/15/20		16,140,000	16,304,160
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,179,705
Empresa Nacional de Petroleo:
4.375% 10/30/24 (b)		9,045,000	8,756,112
4.75% 12/6/21 (b)		280,000	287,911
Enable Midstream Partners LP:
2.4% 5/15/19		4,028,000	3,103,143
3.9% 5/15/24		4,249,000	2,714,384
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	11,796,229
4.375% 10/15/20		11,319,000	10,471,580
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		11,735,000	9,974,750
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	1,668,550
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,875,277
3.75% 2/15/25		9,982,000	9,466,919
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		4,590,000	1,239,300
9.375% 5/1/20		15,425,000	4,511,813
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	3,665,650
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (b)		1,225,000	1,212,138
6.875% 5/16/17 (Reg. S)		200,000	197,900
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	1,644,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		710,000	454,400
7% 6/15/23		6,755,000	4,390,750
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)		221,000	223,574
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	3,886,838
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		1,305,000	887,400
5.75% 10/1/25 (b)		2,135,000	1,451,800
Indo Energy Finance BV 7% 5/7/18 (b)		400,000	192,734
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		5,150,000	1,673,750
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		9,543,000	8,606,498
3.95% 9/1/22		9,338,000	8,442,448
4.25% 9/1/24		3,263,000	2,825,768
5.5% 3/1/44		42,953,000	35,052,784
Kinder Morgan, Inc.:
2% 12/1/17		5,467,000	5,220,985
5.05% 2/15/46		4,854,000	3,717,528
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		450,000	347,625
7.875% 8/1/21 (b)		845,000	652,763
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,190,295
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,312,958
MPLX LP 4% 2/15/25		2,532,000	1,920,395
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,152,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		4,675,000	4,347,750
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,480,000	1,934,896
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		6,806,000	782,690
Pan American Energy LLC 7.875% 5/7/21 (b)		1,518,000	1,472,460
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,700,000	3,006,250
Pemex Project Funding Master Trust 6.625% 6/15/35		3,935,000	3,555,273
Petro-Canada 6.05% 5/15/18		3,850,000	3,938,800
Petrobras Global Finance BV:
2.75% 1/15/18	EUR	7,600,000	7,027,494
2.762% 1/15/19 (c)		3,100,000	2,332,750
3% 1/15/19		5,743,000	4,551,328
3.25% 3/17/17		26,028,000	25,221,132
4.375% 5/20/23		20,096,000	13,695,424
4.875% 3/17/20		38,750,000	29,647,625
5.625% 5/20/43		18,504,000	10,749,899
6.25% 3/17/24		21,380,000	15,614,242
7.25% 3/17/44		640,000	416,960
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	33,566,250
5.75% 1/20/20		13,725,000	10,980,000
5.875% 3/1/18		4,785,000	4,488,569
6.875% 1/20/40		4,495,000	2,820,613
7.875% 3/15/19		10,517,000	9,491,593
Petroleos de Venezuela SA:
5.375% 4/12/27		2,050,000	640,830
5.5% 4/12/37		655,000	203,050
6% 5/16/24 (b)		2,085,000	641,138
6% 11/15/26 (b)		1,755,000	550,193
8.5% 11/2/17 (b)		16,993,333	8,369,217
9.75% 5/17/35 (b)		3,700,000	1,369,000
12.75% 2/17/22 (b)		2,395,000	1,023,863
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,726,787
3.5% 7/18/18		14,963,000	14,850,778
3.5% 7/23/20 (b)		13,960,000	13,157,300
3.5% 1/30/23		12,689,000	10,982,330
4.5% 1/23/26 (b)		46,043,000	40,978,270
4.875% 1/24/22		11,642,000	11,170,499
4.875% 1/18/24		13,872,000	12,863,506
5.5% 2/4/19 (b)		1,105,000	1,142,570
5.5% 1/21/21		12,069,000	12,187,276
5.5% 6/27/44 (b)		1,390,000	1,067,937
5.5% 6/27/44		34,804,000	26,739,913
5.625% 1/23/46 (b)		35,710,000	27,719,888
6% 3/5/20		6,145,000	6,320,133
6.375% 2/4/21 (b)		785,000	816,204
6.375% 1/23/45		29,382,000	25,487,416
6.5% 6/2/41		27,997,000	24,463,779
6.625% (b)(e)		5,845,000	4,895,188
6.875% 8/4/26 (b)		41,150,000	42,610,825
8% 5/3/19		8,600,000	9,395,500
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	12,869,300
4.875% 11/15/44		34,230,000	30,815,044
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,221,439
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	4,297,530
6.125% 1/15/17		6,185,000	6,185,000
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	584,834
5.25% 5/23/21 (b)		815,000	823,349
6% 5/3/42 (b)		395,000	328,264
6.5% 5/27/41 (b)		2,250,000	1,988,345
Rice Energy, Inc.:
6.25% 5/1/22		12,665,000	10,258,650
7.25% 5/1/23		3,830,000	3,064,000
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		6,815,000	6,504,066
5.625% 3/1/25		12,415,000	11,266,613
5.75% 5/15/24		7,045,000	6,485,768
Shell International Finance BV:
3.25% 5/11/25		20,000,000	19,484,760
4.375% 5/11/45		20,000,000	18,553,500
Sibur Securities Ltd. 3.914% 1/31/18 (b)		1,445,000	1,418,698
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,836,323
SM Energy Co. 6.5% 11/15/21		1,205,000	542,250
Southwestern Energy Co.:
3.3% 1/23/18		17,949,000	12,923,280
4.05% 1/23/20		69,462,000	44,802,990
4.95% 1/23/25		34,312,000	19,729,400
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	307,593
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,722,476
2.95% 9/25/18		1,960,000	1,929,681
4.6% 6/15/21		2,694,000	2,753,449
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (b)		3,405,000	3,251,775
6.375% 4/1/23 (b)		3,035,000	2,883,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		2,000,000	1,916,240
6.75% 3/15/24 (b)		3,590,000	3,042,525
Teekay Corp. 8.5% 1/15/20 (b)		1,955,000	1,231,650
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	5,174,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)		220,000	205,700
5.875% 10/1/20		255,000	239,700
6.125% 10/15/21		735,000	676,200
6.25% 10/15/22 (b)		1,940,000	1,784,800
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	7,977,200
4.55% 6/24/24		83,904,000	62,928,000
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		200,000	198,000
9.625% 5/14/20 (b)		3,492,567	3,571,150
Western Gas Partners LP 5.375% 6/1/21		16,424,000	14,030,005
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	1,789,250
Western Refining, Inc. 6.25% 4/1/21		4,085,000	3,268,000
Whiting Petroleum Corp. 5% 3/15/19		5,875,000	2,908,125
Williams Partners LP:
3.9% 1/15/25		26,667,000	19,866,328
4% 9/15/25		3,000,000	2,283,243
4.125% 11/15/20		2,399,000	1,968,943
4.3% 3/4/24		40,932,000	31,996,012
WPX Energy, Inc. 7.5% 8/1/20		4,070,000	2,564,100
YPF SA:
8.5% 7/28/25 (b)		1,710,000	1,663,830
8.75% 4/4/24 (b)		3,945,000	3,876,357
8.875% 12/19/18 (b)		2,330,000	2,418,540
8.875% 12/19/18 (Reg. S)		2,150,000	2,231,700
Zhaikmunai International BV 7.125% 11/13/19 (b)		3,040,000	2,371,200
			1,361,417,704

TOTAL ENERGY			1,457,511,017

FINANCIALS - 18.8%
Banks - 7.6%
ABN AMRO Bank NV 2.875% 1/18/28 (Reg. S) (c)	EUR	5,600,000	6,100,976
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,583,910
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		715,271	750,140
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,300,000	410,119
Banco Hipotecario SA 9.75% 11/30/20 (b)		750,000	794,063
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)		10,570,000	10,543,575
4% 4/14/19 (b)		12,355,000	11,366,600
5.5% 7/12/20 (b)		570,000	530,100
5.75% 9/26/23 (b)		11,110,000	9,693,475
6.369% 6/16/18 (b)		13,935,000	14,011,643
6.5% 6/10/19 (Reg. S)		1,000,000	989,700
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (b)		8,770,000	8,821,129
1.375% 9/27/17 (Reg. S)		2,720,000	2,735,858
Bank of America Corp.:
2% 1/11/18		50,000,000	49,824,700
2.25% 4/21/20		66,694,000	65,368,057
2.6% 1/15/19		8,068,000	8,106,129
3.3% 1/11/23		2,337,000	2,335,808
3.875% 3/22/17		25,777,000	26,367,628
3.875% 8/1/25		11,647,000	11,953,339
3.95% 4/21/25		27,638,000	26,759,581
4% 1/22/25		5,734,000	5,577,244
4.1% 7/24/23		11,481,000	11,955,625
4.2% 8/26/24		40,532,000	40,579,058
4.25% 10/22/26		14,724,000	14,584,858
4.45% 3/3/26		20,559,000	20,559,000
5.65% 5/1/18		8,780,000	9,372,940
5.75% 12/1/17		21,955,000	23,284,265
5.875% 1/5/21		6,530,000	7,369,307
6.5% 8/1/16		9,000,000	9,195,615
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	3,050,000	3,150,831
10% 7/30/16	EUR	1,000,000	1,106,230
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		605,000	522,466
Barclays Bank PLC:
4.25% 1/12/22	GBP	4,000,000	6,333,920
7.75% 4/10/23 (c)		2,500,000	2,532,968
Barclays PLC:
2.75% 11/8/19		12,249,000	12,028,273
3.25% 1/12/21		21,116,000	20,357,640
4.375% 1/12/26		25,086,000	24,208,667
BBVA Bancomer SA 7.25% 4/22/20 (b)		450,000	481,500
BBVA Colombia SA 4.875% 4/21/25 (b)		390,000	354,900
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		300,000	252,060
BPCE SA 5.7% 10/22/23 (b)		6,850,000	7,047,349
Capital One NA 2.95% 7/23/21		18,827,000	18,674,219
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,169,332
1.7% 4/27/18		120,000,000	118,724,280
1.8% 2/5/18		33,287,000	33,065,508
1.85% 11/24/17		33,365,000	33,257,698
2.4% 2/18/20		60,588,000	60,050,827
2.5% 7/29/19		46,387,000	46,498,885
2.65% 10/26/20		20,000,000	19,972,900
4.05% 7/30/22		5,303,000	5,404,261
4.4% 6/10/25		40,790,000	40,671,138
4.45% 9/29/27		10,000,000	9,840,480
5.5% 9/13/25		4,478,000	4,797,416
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		13,462,000	13,785,236
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,712,030
Credit Suisse AG 6% 2/15/18		18,058,000	19,117,987
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	18,812,246
3.75% 3/26/25		19,450,000	18,374,182
3.8% 9/15/22		30,700,000	30,087,750
Discover Bank:
4.2% 8/8/23		17,852,000	18,137,561
7% 4/15/20		2,030,000	2,288,874
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,207,133
Fifth Third Bancorp:
4.5% 6/1/18		798,000	839,788
8.25% 3/1/38		4,667,000	6,572,195
Finansbank A/S 6.25% 4/30/19 (b)		900,000	936,990
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		2,200,000	2,259,576
7.75% 7/5/17 (Reg. S)		350,000	359,478
GTB Finance BV 6% 11/8/18 (b)		3,505,000	3,172,376
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,523,906
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,094,804
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,067,172
HSBK BV:
7.25% 5/3/17 (b)		2,825,000	2,854,437
7.25% 5/3/17 (Reg. S)		250,000	252,605
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,382,934
Industrial Senior Trust 5.5% 11/1/22 (b)		220,000	201,850
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		1,050,000	928,095
Intesa Sanpaolo SpA:
3.875% 1/16/18		5,740,000	5,820,934
5.71% 1/15/26 (b)		28,396,000	27,056,277
6.625% 9/13/23 (Reg. S)	EUR	2,000,000	2,522,250
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,694,600
5.5% 8/6/22 (b)		1,155,000	1,084,256
6.2% 12/21/21 (Reg. S)		980,000	967,750
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,518,396
2% 8/15/17		11,000,000	11,050,226
2.2% 10/22/19		7,268,000	7,263,843
2.25% 1/23/20		40,000,000	39,911,200
2.35% 1/28/19		6,857,000	6,925,008
3.25% 9/23/22		18,423,000	18,723,221
3.875% 9/10/24		39,644,000	39,835,837
4.125% 12/15/26		50,896,000	51,635,264
4.25% 10/15/20		6,995,000	7,479,138
4.35% 8/15/21		20,267,000	21,974,697
4.5% 1/24/22		22,046,000	23,888,737
4.625% 5/10/21		6,879,000	7,515,858
4.95% 3/25/20		22,079,000	24,048,690
KeyBank NA 5.45% 3/3/16		3,939,000	3,939,000
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,105,000	1,095,331
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,056,546
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,083,907
Regions Bank 6.45% 6/26/37		24,618,000	29,507,652
Regions Financial Corp. 2% 5/15/18		13,127,000	13,010,603
Royal Bank of Canada 4.65% 1/27/26		21,308,000	21,492,804
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		64,006,000	61,306,995
6% 12/19/23		25,897,000	26,161,616
6.1% 6/10/23		31,961,000	32,360,513
6.125% 12/15/22		42,557,000	44,671,062
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	2,500,000	2,942,536
RSHB Capital SA 5.298% 12/27/17 (b)		1,225,000	1,225,000
SB Capital SA 5.5% 2/26/24 (b)(c)		2,285,000	2,012,431
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		980,000	974,042
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (b)(c)		645,000	624,844
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,089,358
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,064,804
3.676% 6/15/16		4,301,000	4,336,672
4.48% 1/16/24		4,804,000	5,106,205
Zenith Bank PLC 6.25% 4/22/19 (b)		4,120,000	3,636,230
			1,688,611,728
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,702,736
4.25% 2/15/24		12,758,000	13,146,979
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		10,140,000	10,368,150
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,422,475
Deutsche Bank AG 4.5% 4/1/25		80,571,000	68,294,719
Deutsche Bank AG London Branch 1.875% 2/13/18		37,777,000	36,846,628
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	41,992,608
2.55% 10/23/19		33,080,000	33,139,941
2.625% 1/31/19		50,400,000	50,783,242
2.9% 7/19/18		17,494,000	17,738,601
4.25% 10/21/25		20,000,000	19,902,060
5.25% 7/27/21		17,105,000	18,974,149
5.625% 1/15/17		3,200,000	3,305,398
5.95% 1/18/18		4,975,000	5,304,773
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,415,961
6.85% 6/15/17		1,263,000	1,327,918
Morgan Stanley:
1.875% 1/5/18		16,953,000	16,910,770
2.125% 4/25/18		12,586,000	12,582,363
2.8% 6/16/20		30,000,000	30,110,730
3.7% 10/23/24		24,714,000	25,039,656
4.35% 9/8/26		30,000,000	29,887,800
4.875% 11/1/22		26,240,000	27,665,436
5% 11/24/25		3,189,000	3,356,183
5.45% 1/9/17		13,970,000	14,429,306
5.5% 1/26/20		88,000,000	96,696,248
5.625% 9/23/19		12,714,000	13,953,462
5.75% 1/25/21		19,879,000	22,343,897
6.625% 4/1/18		16,118,000	17,547,763
UBS AG 7.625% 8/17/22		1,500,000	1,672,665
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,611,114
1.8% 3/26/18		24,142,000	24,155,133
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	18,784,556
			719,413,420
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,025,000	3,036,344
4.5% 5/15/21		2,800,000	2,821,000
4.625% 7/1/22		2,685,000	2,688,356
Ally Financial, Inc. 5.75% 11/20/25		1,455,000	1,411,350
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,549,989
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		840,000	819,000
Discover Financial Services:
3.85% 11/21/22		25,882,000	25,551,047
3.95% 11/6/24		9,738,000	9,534,369
5.2% 4/27/22		12,545,000	13,191,946
6.45% 6/12/17		10,366,000	10,870,824
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,198,110
1.7% 5/9/16		19,473,000	19,488,150
1.724% 12/6/17		18,742,000	18,486,434
2.24% 6/15/18		19,162,000	18,884,956
2.597% 11/4/19		52,209,000	51,437,873
2.875% 10/1/18		13,000,000	13,006,669
General Electric Capital Corp.:
4.625% 1/7/21		5,577,000	6,232,208
4.65% 10/17/21		1,540,000	1,743,744
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,542,412
1.875% 8/9/16 (b)		2,974,000	2,980,231
2.125% 10/2/17 (b)		18,524,000	18,538,986
2.875% 8/9/18 (b)		5,276,000	5,315,649
Navient Corp.:
5% 10/26/20		915,000	807,488
5.875% 3/25/21		2,250,000	1,974,375
5.875% 10/25/24		6,255,000	5,066,550
SLM Corp.:
4.875% 6/17/19		2,160,000	2,052,000
5.5% 1/15/19		2,025,000	2,004,750
5.5% 1/25/23		6,135,000	5,076,713
6.125% 3/25/24		2,250,000	1,883,025
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,304,540
3% 8/15/19		4,907,000	4,914,856
3.75% 8/15/21		7,409,000	7,450,624
4.25% 8/15/24		7,458,000	7,465,421
			300,329,989
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.85% 2/1/25		14,325,000	12,502,273
3.875% 8/15/22		11,641,000	10,825,839
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,150,000	724,500
GE Capital International Funding Co.:
0.964% 4/15/16 (b)		34,264,000	34,270,133
2.342% 11/15/20 (b)		20,180,000	20,384,464
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		2,665,000	2,471,788
5.875% 2/1/22		18,611,000	16,238,098
6% 8/1/20		4,745,000	4,412,850
ILFC E-Capital Trust I 4.49% 12/21/65 (b)(c)		11,760,000	9,055,200
ILFC E-Capital Trust II 4.74% 12/21/65 (b)(c)		4,765,000	3,680,963
ING U.S., Inc. 5.5% 7/15/22		25,716,000	28,528,302
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,596,094
3.75% 12/1/25		11,601,000	11,945,998
MSCI, Inc. 5.25% 11/15/24 (b)		4,420,000	4,674,150
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,485,000	3,310,750
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		560,000	529,200
7.75% 1/27/18		1,050,000	1,050,651
			171,201,253
Insurance - 2.1%
ACE INA Holdings, Inc.:
2.875% 11/3/22		11,752,000	11,962,173
3.35% 5/3/26		9,473,000	9,698,704
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,567,501
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		11,340,000	10,206,000
Allianz SE 2.241% 7/7/45 (Reg. S) (c)	EUR	2,900,000	2,928,322
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,408,524
3.3% 3/1/21		9,614,000	9,720,090
3.875% 1/15/35		19,041,000	16,100,289
4.875% 6/1/22		18,193,000	19,412,131
5.6% 10/18/16		10,702,000	10,998,135
Aon Corp.:
3.125% 5/27/16		11,274,000	11,326,988
5% 9/30/20		3,854,000	4,251,914
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		5,600,000	5,705,862
Assicurazioni Generali SpA:
5.5% 10/27/47 (Reg. S) (c)	EUR	2,850,000	3,030,614
7.75% 12/12/42 (c)	EUR	2,700,000	3,374,103
Aviva PLC 6.625% 6/3/41 (c)	GBP	4,150,000	6,049,050
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (c)		1,600,000	1,568,000
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	12,896,561
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)		1,859,000	1,821,820
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,377,830
5.375% 3/15/17		194,000	201,039
HUB International Ltd. 9.25% 2/15/21 (b)		1,065,000	1,088,963
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	1,700,000	2,313,995
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,639,171
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,790,563
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)		30,523,000	28,183,565
5.375% 12/1/41 (b)		1,731,000	1,900,271
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	2,988,252
3.048% 12/15/22 (c)		12,433,000	12,409,527
4.368% 9/15/23		9,625,000	10,348,608
4.75% 2/8/21		4,032,000	4,418,790
6.75% 6/1/16		7,610,000	7,718,823
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,831,048
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	1,000,000	1,319,545
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	9,811,936
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	33,601,888
6% 2/10/20 (b)		12,654,000	14,158,409
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	16,486,210
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,626,337
4.5% 11/16/21		6,390,000	6,942,045
6.2% 11/15/40		4,318,000	4,863,316
7.375% 6/15/19		3,230,000	3,724,574
Symetra Financial Corp. 6.125% 4/1/16 (b)		6,375,000	6,399,582
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	18,389,163
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,193,023
4.125% 11/1/24 (b)		6,048,000	6,212,064
Unum Group:
3.875% 11/5/25		21,587,000	20,473,413
4% 3/15/24		20,000,000	19,918,160
5.625% 9/15/20		8,386,000	9,182,376
5.75% 8/15/42		16,937,000	17,742,100
7.125% 9/30/16		587,000	604,724
			462,886,091
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,869,309
4.6% 4/1/22		4,025,000	4,290,380
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	5,700,000	6,190,123
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,493,063
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,228,683
4.2% 12/15/23		12,000,000	12,897,684
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,039,492
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,504,384
4.25% 1/15/24		9,191,000	9,812,422
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,319,708
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,165,103
DDR Corp.:
3.625% 2/1/25		7,690,000	7,315,397
4.25% 2/1/26		6,601,000	6,552,885
4.625% 7/15/22		20,268,000	21,059,546
4.75% 4/15/18		11,273,000	11,725,318
7.5% 4/1/17		5,574,000	5,883,006
7.875% 9/1/20		323,000	388,181
9.625% 3/15/16		3,691,000	3,701,283
Digital Delta Holdings LLC:
3.4% 10/1/20 (b)		17,707,000	18,017,333
4.75% 10/1/25 (b)		12,725,000	12,879,469
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,274,791
3.75% 12/1/24		5,408,000	5,384,989
3.875% 10/15/22		17,388,000	17,901,815
4.375% 6/15/22		10,999,000	11,587,798
5.95% 2/15/17		102,000	105,892
6.5% 1/15/18		3,795,000	4,090,012
6.75% 3/15/20		10,379,000	11,898,600
8.25% 8/15/19		75,000	88,896
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,097,846
6% 9/15/17		1,212,000	1,278,339
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,818,858
4.625% 12/15/21		17,159,000	18,965,362
4.75% 7/15/20		7,700,000	8,363,086
5.75% 6/15/17		6,341,000	6,651,772
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,871,677
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,137,463
4% 6/1/25		11,717,000	11,508,672
4.7% 9/15/17		1,538,000	1,601,755
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	637,393
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,268,359
6.65% 1/15/18		867,000	912,941
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,659,393
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24		1,750,000	1,793,750
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,605,755
4.5% 4/1/27		50,980,000	48,159,022
4.95% 4/1/24		17,495,000	17,886,731
5.25% 1/15/26		29,233,000	29,600,839
5.875% 3/15/24		290,000	294,946
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,269,771
5% 12/15/23		2,030,000	2,104,316
Senior Housing Properties Trust 6.75% 4/15/20		250,000	273,019
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,876,846
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,719,421
WP Carey, Inc. 4% 2/1/25		21,616,000	20,431,184
			451,454,078
Real Estate Management & Development - 1.6%
BioMed Realty LP 3.85% 4/15/16		16,284,000	16,299,274
Brandywine Operating Partnership LP:
3.95% 2/15/23		17,710,000	17,595,027
4.1% 10/1/24		15,881,000	15,663,811
4.55% 10/1/29		15,881,000	15,850,810
4.95% 4/15/18		12,690,000	13,259,718
5.7% 5/1/17		7,049,000	7,321,796
6% 4/1/16		2,699,000	2,708,171
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,333,434
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,044,864
Digital Realty Trust LP:
3.95% 7/1/22		11,369,000	11,441,375
5.25% 3/15/21		5,708,000	6,250,209
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,074,052
5.5% 3/15/17		3,597,000	3,731,744
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	155,612
Howard Hughes Corp. 6.875% 10/1/21 (b)		2,035,000	2,001,931
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	774,300
Inmobiliaria Colonial SA 2.728% 6/5/23 (Reg. S)	EUR	2,100,000	2,246,476
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,513
11.5% 7/20/20 (Reg. S)		5,000	5,300
Liberty Property LP:
3.375% 6/15/23		8,174,000	7,972,601
4.125% 6/15/22		14,880,000	15,358,943
4.4% 2/15/24		13,017,000	13,526,238
4.75% 10/1/20		11,282,000	12,167,163
5.5% 12/15/16		1,891,000	1,945,240
6.625% 10/1/17		4,835,000	5,145,586
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,137,226
3.15% 5/15/23		14,735,000	12,764,164
4.5% 4/18/22		17,365,000	16,906,703
7.75% 8/15/19		3,156,000	3,464,783
Mid-America Apartments LP:
4% 11/15/25		4,704,000	4,802,445
4.3% 10/15/23		2,224,000	2,351,904
6.05% 9/1/16		2,000,000	2,039,836
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,567,104
Prime Property Funding, Inc. 5.7% 4/15/17 (b)		4,546,000	4,686,912
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	241,463
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,146,428
Regency Centers LP 5.875% 6/15/17		2,153,000	2,261,899
Tanger Properties LP:
3.75% 12/1/24		21,455,000	21,831,171
3.875% 12/1/23		4,812,000	4,936,039
6.125% 6/1/20		14,318,000	16,281,055
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,658,529
3.5% 2/1/25		4,631,000	4,487,522
3.75% 5/1/24		20,000,000	19,983,760
4.125% 1/15/26		5,557,000	5,634,998
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,008,800
4% 4/30/19		3,747,000	3,913,303
4.25% 3/1/22		300,000	313,671
			358,357,903
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. 6.625% 5/15/19		5,700,000	4,887,750

TOTAL FINANCIALS			4,157,142,212

HEALTH CARE - 2.6%
Biotechnology - 0.6%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,501,340
2.9% 11/6/22		24,855,000	24,671,893
3.6% 5/14/25		24,114,000	24,582,173
4.5% 5/14/35		23,238,000	23,091,461
4.7% 5/14/45		23,197,000	23,185,935
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,190,000	1,035,300
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,830,493
2.2% 5/22/19		14,136,000	14,317,817
			139,216,412
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,634,383
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		655,000	617,338
			5,251,721
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,968,156
Centene Corp.:
5.625% 2/15/21 (b)		2,660,000	2,779,700
6.125% 2/15/24 (b)		1,465,000	1,554,731
Community Health Systems, Inc.:
6.875% 2/1/22		14,810,000	12,699,575
7.125% 7/15/20		3,545,000	3,190,500
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,498,660
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,071,165
4.25% 10/15/19		7,590,000	7,817,700
4.75% 5/1/23		595,000	604,669
5.875% 3/15/22		715,000	766,838
5.875% 2/15/26		7,310,000	7,529,300
6.5% 2/15/20		30,303,000	33,566,633
HealthSouth Corp.:
5.125% 3/15/23		1,860,000	1,832,100
5.75% 11/1/24 (b)		1,035,000	1,045,350
5.75% 11/1/24		1,155,000	1,166,550
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	2,751,875
8.75% 1/15/23		9,765,000	8,764,088
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,841,286
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		2,045,000	2,070,563
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	497,750
5.5% 2/1/21		1,555,000	1,573,971
Team Health, Inc. 7.25% 12/15/23 (b)		2,825,000	2,966,250
Tenet Healthcare Corp.:
4.012% 6/15/20 (b)(c)		2,550,000	2,511,750
5% 3/1/19		2,285,000	2,182,175
6% 10/1/20		605,000	642,510
6.75% 6/15/23		14,225,000	12,891,406
6.875% 11/15/31		2,130,000	1,597,500
8.125% 4/1/22		16,575,000	16,295,214
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,411,750
2.875% 3/15/23		16,114,000	16,337,727
3.35% 7/15/22		6,192,000	6,474,002
3.75% 7/15/25		19,000,000	20,218,280
4.625% 7/15/35		12,193,000	13,092,124
4.75% 7/15/45		20,331,000	22,238,353
Vizient, Inc. 10.375% 3/1/24 (b)		2,330,000	2,463,975
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,340,983
			274,255,159
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,095,989
2.4% 2/1/19		1,959,000	1,965,388
4.15% 2/1/24		3,010,000	3,142,882
			8,204,259
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,014,130
3.45% 3/15/22		31,597,000	32,285,846
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	4,150,000	4,225,608
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)		10,323,000	10,470,433
3% 10/8/21 (b)		7,536,000	7,755,456
3.375% 10/8/24 (b)		3,362,000	3,488,828
Endo Finance LLC 5.375% 1/15/23 (b)		3,530,000	3,512,350
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		3,810,000	3,848,100
6% 2/1/25 (b)		5,680,000	5,651,600
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)		4,585,000	4,034,800
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)		3,000,000	2,865,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		610,000	542,900
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,602,952
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,936,876
2.3% 11/8/18		3,161,000	3,110,026
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,624,200
3.9% 12/15/24		5,449,000	5,314,611
4.9% 12/15/44		2,390,000	2,296,881
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,195,000	8,321,475
5.875% 5/15/23 (b)		8,465,000	6,898,975
6.75% 8/15/18 (b)		3,820,000	3,686,300
7.5% 7/15/21 (b)		1,575,000	1,484,438
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,839,738
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,761,086
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	1,984,391
3.25% 2/1/23		4,892,000	4,703,594
3.45% 11/13/20		5,179,000	5,275,702
			154,536,296

TOTAL HEALTH CARE			581,463,847

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,324,499
6.375% 6/1/19 (b)		8,071,000	9,074,944
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		8,620,000	7,499,400
Orbital ATK, Inc. 5.5% 10/1/23 (b)		2,280,000	2,354,100
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,428,075
6% 7/15/22		2,885,000	2,812,875
6.5% 5/15/25 (b)		1,355,000	1,300,800
			36,794,693
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,450,350
7.75% 4/15/21 (b)		1,470,000	1,422,225
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)		5,685,000	5,201,775
Allegiant Travel Co. 5.5% 7/15/19		4,220,000	4,230,550
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,573,213
5.5% 10/1/19 (b)		8,970,000	9,013,953
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		201,180	203,443
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		215,417	234,804
6.125% 4/29/18		240,000	247,800
6.648% 3/15/19		943,918	959,210
6.9% 7/2/19		176,669	179,655
9.25% 5/10/17		1,144,714	1,219,120
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	932,859
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,694,225
Series 2013-1 Class B, 5.375% 5/15/23		313,455	311,198
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,090,656	1,116,723
8.36% 1/20/19		694,091	716,233
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		599,741	635,726
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,697,500
6.375% 6/1/18		140,000	144,550
			35,185,112
Building Products - 0.1%
Builders FirstSource, Inc. 10.75% 8/15/23 (b)		2,000,000	1,864,000
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,143,375
6% 10/15/25 (b)		3,630,000	3,688,988
USG Corp. 5.5% 3/1/25 (b)		3,175,000	3,238,500
			11,934,863
Commercial Services & Supplies - 0.3%
ADT Corp.:
3.5% 7/15/22		6,296,000	5,272,900
4.125% 4/15/19		2,860,000	3,010,150
4.125% 6/15/23		6,610,000	5,568,925
5.25% 3/15/20		2,035,000	2,004,475
6.25% 10/15/21		2,065,000	2,013,375
APX Group, Inc.:
6.375% 12/1/19		16,130,000	15,726,750
8.75% 12/1/20		13,055,000	10,607,188
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	2,840,813
Cenveo Corp. 6% 8/1/19 (b)		325,000	236,438
Garda World Security Corp.:
7.25% 11/15/21 (b)		400,000	280,000
7.25% 11/15/21 (b)		8,485,000	5,939,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,500,000	3,263,750
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	972,800
7% 2/15/22		660,000	556,050
			58,293,114
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	585,675
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		850,000	383,180
			968,855
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (c)		1,920,000	1,396,800
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,775,563
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	5,300,000	5,704,438
			9,876,801
Industrial Conglomerates - 0.1%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	456,750
General Electric Co. 5.25% 12/6/17		17,730,000	18,989,539
			19,446,289
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		890,000	651,925
Schaeffler Finance BV 4.75% 5/15/21 (b)		1,540,000	1,551,550
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,584,341
			3,787,816
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		7,875,000	5,532,188
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		8,910,000	2,851,200
8.125% 2/15/19		2,660,000	618,450
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		885,000	457,988
			9,459,826
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	3,969,874
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,513,414
Hertz Corp. 6.25% 10/15/22		1,455,000	1,384,069
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	671,125
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,445,000	1,491,450
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	537,225
			9,567,157
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,098,314
2.625% 9/4/18		16,438,000	15,950,202
3.75% 2/1/22		26,396,000	24,526,107
3.875% 4/1/21		14,814,000	14,332,545
4.25% 9/15/24		12,030,000	11,157,825
4.75% 3/1/20		11,796,000	12,002,430
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,578,938
6.25% 12/1/19		830,000	878,804
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)		1,160,000	1,223,800
Building Materials Holding Corp. 9% 9/15/18 (b)		2,690,000	2,703,450
FLY Leasing Ltd.:
6.375% 10/15/21		5,600,000	5,152,000
6.75% 12/15/20		2,795,000	2,683,200
International Lease Finance Corp. 4.625% 4/15/21		955,000	964,550
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	3,000,000	4,140,592
			104,392,757
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,423,800	1,503,889
10.75% 12/1/20 (Reg. S)		79,800	84,289
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		585,000	597,424
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	5,153,101
			7,338,703

TOTAL INDUSTRIALS			307,045,986

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		2,940,000	2,998,800
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,394,250
Lucent Technologies, Inc.:
6.45% 3/15/29		21,230,000	21,601,525
6.5% 1/15/28		4,782,000	4,793,955
			30,788,530
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,735,742
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,253,963
6.55% 10/1/17		1,383,000	1,484,912
			8,474,617
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,241,498
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		5,720,000	5,391,100
			8,632,598
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (b)		3,200,000	3,232,000
6.125% 11/1/23 (b)		2,290,000	2,312,900
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	4,400,000	5,088,226
Everi Payments, Inc. 10% 1/15/22		5,000,000	4,100,000
			14,733,126
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	4,400,000	4,831,242
Micron Technology, Inc.:
5.25% 8/1/23 (b)		3,065,000	2,620,575
5.25% 1/15/24 (b)		5,860,000	4,922,400
5.5% 2/1/25		1,675,000	1,407,000
5.625% 1/15/26 (b)		2,755,000	2,231,550
5.875% 2/15/22		1,450,000	1,332,043
Microsemi Corp. 9.125% 4/15/23 (b)		2,785,000	2,945,138
NXP BV/NXP Funding LLC 4.625% 6/15/22 (b)		3,745,000	3,735,638
Qorvo, Inc.:
6.75% 12/1/23 (b)		4,785,000	4,868,738
7% 12/1/25 (b)		5,155,000	5,258,100
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,198,938
			37,351,362
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		11,095,000	10,984,050
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)		2,715,000	2,497,800
Nuance Communications, Inc. 5.375% 8/15/20 (b)		4,525,000	4,626,813
			18,108,663
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25		20,000,000	20,670,620
4.375% 5/13/45		20,000,000	20,184,000
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)		20,381,000	20,326,175
4.9% 10/15/25 (b)		20,381,000	19,335,129
6.35% 10/15/45 (b)		30,381,000	25,914,021
			106,429,945

TOTAL INFORMATION TECHNOLOGY			224,518,841

MATERIALS - 1.3%
Chemicals - 0.2%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (b)		1,980,000	2,202,750
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,010,000	882,639
5.75% 4/15/21 (b)		830,000	750,121
6.45% 2/3/24		680,000	610,300
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,150,000	2,562,625
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	909,938
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	735,875
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,175,000	3,063,875
OCP SA 5.625% 4/25/24 (b)		390,000	396,825
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		2,425,000	1,964,250
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,503,281
4.25% 11/15/20		3,653,000	3,896,451
			29,478,930
Construction Materials - 0.0%
CEMEX Finance LLC:
6% 4/1/24 (b)		450,000	406,170
9.375% 10/12/22 (b)		1,235,000	1,296,750
Standard Industries, Inc. 5.125% 2/15/21 (b)		4,870,000	4,967,400
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	603,250
			7,273,570
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		15,607,577	14,277,356
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.512% 12/15/19 (b)(c)		8,795,000	8,553,138
7% 11/15/20 (b)		2,655,000	2,469,150
Ball Corp. 5.25% 7/1/25		4,920,000	5,129,100
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		2,190,000	2,181,788
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,355,000	1,043,350
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (b)		2,290,000	2,358,700
6.375% 8/15/25 (b)		2,290,000	2,352,975
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)		6,885,000	6,971,063
			45,336,620
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	8,995,928
Alrosa Finance SA 7.75% 11/3/20 (b)		700,000	746,928
Anglo American Capital PLC:
3.625% 5/14/20 (b)		29,122,000	23,151,990
4.875% 5/14/25 (b)		29,080,000	22,100,800
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	6,930,275
6.75% 10/19/75 (b)(c)		17,432,000	16,930,830
Compania Minera Ares SAC 7.75% 1/23/21 (b)		860,000	785,825
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	11,514,391
4.875% 11/4/44 (b)		5,532,000	4,781,070
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,230,000	2,079,921
9.5% 4/24/18 (Reg. S)		3,150,000	3,263,999
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		4,655,000	4,049,850
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		550,000	286,000
10.375% 4/7/19 (b)		2,522,000	1,311,440
Freeport-McMoRan, Inc. 2.3% 11/14/17		14,626,000	13,382,790
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	350,750
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,080,000	3,427,200
4.875% 10/7/20 (Reg. S)		200,000	168,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,325,000	854,625
Lundin Mining Corp.:
7.5% 11/1/20 (b)		4,125,000	3,650,625
7.875% 11/1/22 (b)		5,615,000	4,604,300
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,640,000	1,574,400
Metinvest BV:
8.75% 2/14/18 (Reg. S)		412,415	163,333
10.5% 11/28/17 (b)		4,140,055	1,615,449
Murray Energy Corp. 11.25% 4/15/21 (b)		2,000,000	230,000
New Gold, Inc. 6.25% 11/15/22 (b)		4,830,000	3,441,375
Nord Gold NV 6.375% 5/7/18 (b)		1,175,000	1,194,376
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		3,310,000	3,194,415
5.625% 4/29/20 (Reg. S)		200,000	193,016
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	11,858,401
Samarco Mineracao SA 5.75% 10/24/23 (b)		655,000	298,025
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,360,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	360,712
7.5% 7/27/35		1,560,000	1,479,501
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,728,750
5.25% 4/15/23		3,040,000	2,850,000
5.5% 10/1/24		4,070,000	3,815,625
6.125% 8/15/19		2,683,000	2,743,368
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,798,438
Vale Overseas Ltd.:
4.375% 1/11/22		13,855,000	10,668,350
4.625% 9/15/20		860,000	709,242
6.25% 1/23/17		5,581,000	5,626,206
6.875% 11/21/36		640,000	437,440
Vedanta Resources PLC 6% 1/31/19 (b)		1,090,000	633,890
			194,341,849
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		1,365,000	0

TOTAL MATERIALS			276,430,969

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.0%
Altice Financing SA:
6.5% 1/15/22 (b)		1,865,000	1,878,988
6.625% 2/15/23 (b)		2,780,000	2,738,300
7.875% 12/15/19 (b)		272,000	283,560
Altice Finco SA:
7.625% 2/15/25 (b)		3,720,000	3,468,900
8.125% 1/15/24 (b)		1,000,000	972,500
9.875% 12/15/20 (b)		6,135,000	6,533,775
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,249,513
3% 6/30/22		29,259,000	29,005,090
3.4% 5/15/25		39,520,000	38,756,316
4.75% 5/15/46		31,335,000	28,504,697
4.8% 6/15/44		15,000,000	13,737,210
6.3% 1/15/38		16,665,000	18,033,996
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	47,472
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,509,824
6.15% 9/15/19		6,992,000	7,184,280
Embarq Corp. 7.995% 6/1/36		4,717,000	4,481,150
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,545,000	2,449,563
Intelsat Luxembourg SA 7.75% 6/1/21		2,700,000	810,000
Qtel International Finance Ltd. 5% 10/19/25 (b)		645,000	697,213
Sable International Finance Ltd. 6.875% 8/1/22 (b)		8,215,000	7,824,788
Sprint Capital Corp.:
6.875% 11/15/28		26,040,000	18,879,000
8.75% 3/15/32		4,610,000	3,549,700
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,466,966
Telecom Italia Capital SA 6% 9/30/34		3,350,000	2,889,375
Telecom Italia SpA:
3.625% 1/19/24 (Reg. S)	EUR	1,950,000	2,100,086
5.303% 5/30/24 (b)		1,350,000	1,309,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		590,000	550,175
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,945,124
2.625% 2/21/20		21,379,000	21,674,436
4.5% 9/15/20		36,000,000	39,151,044
5.012% 8/21/54		55,038,000	51,188,477
6.25% 4/1/37		2,348,000	2,629,755
6.4% 9/15/33		10,915,000	12,721,094
6.55% 9/15/43		64,849,000	78,636,805
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,092,825
7.375% 4/23/21 (b)		11,810,000	10,865,200
			453,812,997
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,051,394
3.125% 7/16/22		9,218,000	9,232,906
Comcel Trust 6.875% 2/6/24 (b)		1,200,000	1,071,000
Digicel Group Ltd.:
6% 4/15/21 (b)		9,220,000	7,892,320
6.75% 3/1/23 (b)		2,795,000	2,382,738
7.125% 4/1/22 (b)		1,885,000	1,347,775
8.25% 9/30/20 (b)		9,040,000	7,051,200
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	399,000	594,562
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,490,000	2,268,500
7.25% 4/1/19		1,955,000	1,515,125
7.25% 10/15/20		1,810,000	1,248,900
MetroPCS Wireless, Inc. 6.625% 11/15/20		3,975,000	4,134,000
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	593,743
6% 3/15/25 (b)		9,215,000	8,086,163
6.625% 10/15/21 (b)		1,975,000	1,856,500
MTS International Funding Ltd. 8.625% 6/22/20 (b)		2,955,000	3,309,600
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,615,000	1,703,825
10.125% 1/15/23 (b)		7,075,000	7,614,469
10.875% 10/15/25 (b)		3,075,000	3,321,000
Sprint Communications, Inc.:
7% 3/1/20 (b)		980,000	962,850
9% 11/15/18 (b)		3,890,000	4,038,209
Sprint Corp.:
7.25% 9/15/21		7,925,000	5,963,563
7.625% 2/15/25		7,395,000	5,287,425
7.875% 9/15/23		12,220,000	9,042,800
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,181,800
6.375% 3/1/25		15,125,000	15,276,250
6.464% 4/28/19		1,520,000	1,561,800
6.5% 1/15/24		6,085,000	6,252,338
6.5% 1/15/26		2,930,000	2,969,174
6.625% 4/1/23		7,185,000	7,508,325
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	474,144
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	706,311
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		4,735,000	4,948,833
			150,449,542

TOTAL TELECOMMUNICATION SERVICES			604,262,539

UTILITIES - 3.0%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17		2,491,000	2,641,616
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,177,166
2.95% 12/15/22		4,935,000	4,919,341
American Transmission Systems, Inc. 5% 9/1/44 (b)		1,019,000	1,022,414
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,991,432
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,744,529
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,874,318
6.4% 9/15/20 (b)		25,897,000	29,566,579
EDF SA 4.125% (Reg. S) (c)(e)	EUR	2,400,000	2,339,965
Edison International 3.75% 9/15/17		6,674,000	6,875,241
Eversource Energy:
1.45% 5/1/18		3,325,000	3,285,316
2.8% 5/1/23		15,104,000	14,791,951
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,302,909
2.85% 6/15/20		4,888,000	4,929,475
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,767,849
4.25% 3/15/23		31,243,000	32,614,568
7.375% 11/15/31		64,123,000	79,693,603
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,450,350
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		235,000	239,499
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,391,894
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	700,500
Lamar Funding Ltd. 3.958% 5/7/25 (b)		565,000	491,550
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,522,240
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,234,300
Nevada Power Co. 6.5% 5/15/18		790,000	869,848
NSG Holdings II, LLC 7.75% 12/15/25 (b)		9,078,998	9,532,948
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,048,212
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	811,723
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,323,010
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,865,868
RJS Power Holdings LLC 4.625% 7/15/19 (b)		8,575,000	6,902,875
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,564,365
5.15% 3/15/20		3,761,000	4,093,781
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,325,836
			374,907,071
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		234,000	237,412
Southern Natural Gas Co. 5.9% 4/1/17 (b)		442,000	447,074
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,413,316
			4,097,802
Independent Power and Renewable Electricity Producers - 0.5%
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		8,326,000	8,430,075
7.25% 10/15/21		63,340,000	62,231,550
Dynegy, Inc.:
6.75% 11/1/19		5,505,000	5,102,447
7.375% 11/1/22		6,060,000	5,060,100
7.625% 11/1/24		19,865,000	16,438,288
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		650,000	660,530
NRG Energy, Inc.:
6.25% 7/15/22		3,090,000	2,611,050
6.25% 5/1/24		4,990,000	4,141,700
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	814,200
The AES Corp.:
4.875% 5/15/23		3,775,000	3,397,500
7.375% 7/1/21		1,515,000	1,579,388
			110,466,828
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17		15,809,000	15,763,106
2% 11/15/18		12,172,000	12,192,510
Dominion Resources, Inc.:
2.9031% 9/30/66 (c)		35,229,000	23,675,685
7.5% 6/30/66 (c)		10,345,000	8,663,938
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,980,530
5.45% 9/15/20		11,473,000	12,699,074
5.8% 2/1/42		6,336,000	7,283,029
5.95% 6/15/41		11,832,000	13,833,324
6.4% 3/15/18		1,228,000	1,331,815
6.8% 1/15/19		6,774,000	7,554,419
PG&E Corp. 2.4% 3/1/19		1,683,000	1,699,970
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,727,912
6.5% 12/15/20		5,125,000	5,979,625
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,549,625
Sempra Energy:
2.3% 4/1/17		14,116,000	14,207,895
2.875% 10/1/22		5,760,000	5,575,899
6% 10/15/39		10,336,000	11,361,931
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	2,856,400
			179,936,687
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	3,500,000	5,066,612

TOTAL UTILITIES			674,475,000

TOTAL NONCONVERTIBLE BONDS
(Cost $10,446,005,915)			10,110,678,611

U.S. Government and Government Agency Obligations - 20.3%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$225,996,750	$210,410,933
1.375% 2/15/44		134,449,978	145,521,659
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,263,000	162,867,598
0.25% 1/15/25		75,000,000	74,368,806
0.375% 7/15/25		396,692,000	398,414,415
0.625% 1/15/26		200,000,000	205,329,599

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,196,913,010

U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
3% 5/15/45		485,917,000	524,657,705
3% 11/15/45		152,323,000	164,621,864
4.5% 2/15/36		100,000	137,625
U.S. Treasury Notes:
0.75% 1/31/18		6,817,000	6,811,144
0.875% 11/30/17		1,168,474,000	1,170,162,364
1.125% 6/15/18		586,229,000	590,190,736
1.25% 10/31/18		538,826,000	544,193,246
1.25% 11/15/18 (f)		10,200,000	10,301,204
1.375% 4/30/20		22,903,000	23,097,149
1.5% 2/28/23		271,063,000	270,713,600
1.625% 7/31/20 (g)		5,593,000	5,695,682
1.625% 2/15/26		200,000	197,953
2% 8/15/25		5,305,000	5,424,156
2.25% 11/15/25		1,800,000	1,880,649

TOTAL U.S. TREASURY OBLIGATIONS			3,318,085,077

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,452,456,781)			4,514,998,087

U.S. Government Agency - Mortgage Securities - 15.5%
Fannie Mae - 8.7%
1.875% 10/1/34 (c)		1,378	1,418
1.93% 2/1/33 (c)		1,749	1,805
1.975% 10/1/33 (c)		2,318	2,392
1.98% 7/1/35 (c)		20,007	20,728
1.981% 1/1/35 (c)		268,053	277,012
1.988% 3/1/35 (c)		26,965	27,903
2.005% 1/1/35 (c)		3,029	3,130
2.011% 12/1/34 (c)		53,915	55,779
2.048% 10/1/33 (c)		18,456	19,103
2.07% 4/1/37 (c)		95,754	99,843
2.175% 3/1/35 (c)		5,073	5,242
2.19% 3/1/37 (c)		25,716	26,972
2.222% 10/1/33 (c)		414,209	432,197
2.23% 7/1/34 (c)		31,811	33,132
2.24% 12/1/34 (c)		10,769	11,229
2.26% 1/1/35 (c)		181,078	188,503
2.302% 6/1/36 (c)		167,995	175,891
2.315% 9/1/36 (c)		76,222	79,781
2.317% 5/1/36 (c)		176,845	184,926
2.385% 3/1/33 (c)		95,231	99,514
2.391% 9/1/36 (c)		70,605	74,038
2.446% 5/1/35 (c)		222,105	233,257
2.45% 11/1/36 (c)		94,424	99,336
2.458% 3/1/35 (c)		72,155	76,261
2.46% 9/1/35 (c)		85,913	90,253
2.472% 7/1/35 (c)		111,023	116,664
2.476% 6/1/47 (c)		142,789	150,533
2.5% 5/1/27 to 8/1/43		17,511,168	17,604,892
2.5% 3/1/31 (h)		39,300,000	40,294,785
2.5% 2/1/36 (c)		403,662	425,335
2.525% 5/1/36 (c)		164,047	173,600
2.555% 6/1/36 (c)		322,575	341,274
2.557% 3/1/40 (c)		401,746	423,768
2.557% 6/1/42 (c)		278,804	287,200
2.559% 10/1/33 (c)		100,290	105,966
2.628% 7/1/37 (c)		176,146	186,466
2.685% 12/1/39 (c)		234,479	247,938
2.689% 2/1/42 (c)		1,807,051	1,878,758
2.695% 12/1/35 (c)		277,320	292,585
2.696% 7/1/34 (c)		202,620	214,969
2.761% 1/1/42 (c)		2,054,656	2,138,287
2.78% 9/1/37 (c)		31,520	33,490
2.951% 11/1/40 (c)		170,279	176,779
2.98% 9/1/41 (c)		205,799	215,208
2.991% 10/1/41 (c)		89,145	93,103
3% 12/1/26 to 9/1/45		253,689,617	261,915,543
3% 3/1/31 (h)		11,600,000	12,096,820
3% 3/1/46 (h)		6,000,000	6,152,344
3% 3/1/46 (h)		4,500,000	4,614,258
3% 3/1/46 (h)		2,700,000	2,768,555
3.007% 8/1/41 (c)		1,118,167	1,169,845
3.249% 7/1/41 (c)		289,847	302,825
3.346% 9/1/41 (c)		326,346	346,743
3.347% 10/1/41 (c)		159,777	167,758
3.465% 12/1/40 (c)		14,022,787	14,729,175
3.5% 3/1/25 to 2/1/46		462,597,420	487,865,181
3.5% 3/1/46 (h)		44,800,000	46,944,231
3.5% 3/1/46 (h)		27,600,000	28,920,999
3.5% 3/1/46 (h)		27,600,000	28,920,999
3.5% 3/1/46 (h)		49,800,000	52,183,543
3.5% 3/1/46 (h)		44,800,000	46,944,231
3.5% 3/1/46 (h)		25,770,000	27,003,411
3.5% 3/1/46 (h)		21,730,000	22,770,048
3.553% 7/1/41 (c)		358,169	376,641
4% 9/1/24 to 1/1/46 (i)		342,315,345	367,317,594
4% 3/1/46 (h)		3,800,000	4,054,422
4% 3/1/46 (h)		30,300,000	32,328,679
4% 3/1/46 (h)		17,700,000	18,885,070
4% 3/1/46 (h)		8,200,000	8,749,015
4% 3/1/46 (h)		4,400,000	4,694,594
4% 3/1/46 (h)		3,800,000	4,054,422
4% 3/1/46 (h)		1,800,000	1,920,516
4% 3/1/46 (h)		3,700,000	3,947,726
4% 3/1/46 (h)		8,600,000	9,175,797
4.5% 2/1/33 to 4/1/45		186,324,350	203,595,722
5% 3/1/18 to 3/1/45		65,456,926	72,616,343
5.204% 7/1/37 (c)		38,759	41,182
5.255% 8/1/41		3,075,984	3,481,837
5.5% 12/1/17 to 3/1/41		36,628,259	41,362,214
5.565% 8/1/46 (c)		35,500	37,086
6% 2/1/17 to 1/1/42		17,701,727	20,369,046
6.5% 4/1/16 to 4/1/37		7,535,201	8,787,140
7% 9/1/21 to 7/1/37		1,590,768	1,860,801
7.5% 6/1/25 to 2/1/32		682,073	809,162
8% 12/1/17 to 3/1/37		14,198	17,427
8.5% 1/1/17 to 7/1/22		1,706	1,930
9.5% 6/1/18 to 9/1/21		15,293	16,423

TOTAL FANNIE MAE			1,922,038,543

Freddie Mac - 3.6%
1.625% 8/1/37 (c)		35,712	36,384
1.945% 3/1/35 (c)		90,611	93,390
2.106% 12/1/35 (c)		261,764	271,554
2.113% 2/1/37 (c)		179,804	186,802
2.153% 1/1/36 (c)		87,884	90,928
2.154% 8/1/37 (c)		77,821	81,261
2.175% 6/1/37 (c)		29,620	30,831
2.189% 3/1/36 (c)		176,674	183,175
2.2% 3/1/37 (c)		17,304	17,913
2.21% 3/1/36 (c)		174,630	182,016
2.246% 5/1/37(c)		75,183	78,615
2.278% 6/1/33 (c)		218,356	228,538
2.362% 10/1/42 (c)		2,740,957	2,894,324
2.372% 11/1/35 (c)		201,225	209,720
2.419% 10/1/36 (c)		312,829	327,580
2.461% 10/1/35 (c)		133,169	139,621
2.489% 4/1/36 (c)		186,499	196,901
2.51% 6/1/37 (c)		24,971	26,272
2.511% 6/1/33 (c)		699,015	737,632
2.54% 6/1/37 (c)		258,606	272,990
2.562% 6/1/37 (c)		50,532	53,135
2.563% 5/1/37 (c)		69,583	73,631
2.595% 4/1/37 (c)		8,560	9,064
2.668% 4/1/37 (c)		91,018	95,926
2.67% 6/1/36 (c)		67,185	71,032
2.689% 3/1/35 (c)		1,042,270	1,106,444
2.795% 7/1/36 (c)		73,443	78,033
3% 8/1/42 to 8/1/45		81,003,737	83,260,888
3% 3/1/46 (h)		94,850,000	97,050,814
3.004% 3/1/33 (c)		6,139	6,523
3.075% 12/1/36 (c)		318,301	338,195
3.082% 9/1/41 (c)		1,752,399	1,826,748
3.208% 9/1/41 (c)		197,952	206,867
3.216% 4/1/41 (c)		218,146	228,030
3.25% 10/1/35 (c)		157,393	167,230
3.292% 7/1/41 (c)		1,093,710	1,147,162
3.297% 6/1/41 (c)		237,485	248,194
3.427% 12/1/40 (c)		6,881,463	7,197,082
3.451% 5/1/41 (c)		166,051	172,776
3.5% 4/1/40 to 11/1/45 (j)		239,432,455	251,384,148
3.5% 3/1/46 (h)		25,300,000	26,451,347
3.5% 3/1/46 (h)		31,400,000	32,828,945
3.626% 6/1/41 (c)		328,088	343,936
3.706% 5/1/41 (c)		268,447	281,816
4% 6/1/33 to 11/1/45		118,790,924	127,385,118
4% 3/1/46 (h)		49,400,000	52,638,926
4% 3/1/46 (h)		18,900,000	20,139,184
4.5% 6/1/25 to 1/1/45 (k)		32,902,487	35,851,801
5% 6/1/20 to 7/1/41		31,575,055	35,179,264
5.143% 4/1/38 (c)		221,018	234,625
5.5% 10/1/17 to 3/1/41		13,748,380	15,451,421
6% 7/1/16 to 12/1/37		3,518,906	4,025,817
6.5% 3/1/16 to 9/1/39		4,918,215	5,708,944
7% 6/1/21 to 9/1/36		1,478,675	1,742,560
7.5% 1/1/27 to 6/1/32		26,300	31,561
8% 7/1/16 to 1/1/37		51,328	62,902
8.5% 2/1/19 to 1/1/28		45,526	54,314
9% 5/1/17 to 10/1/20		97	103
9.5% 5/1/21 to 7/1/21		357	391
10% 11/15/18 to 11/1/20		149	162
11% 7/1/19 to 9/1/20		36	40

TOTAL FREDDIE MAC			809,421,546

Ginnie Mae - 3.2%
3% 6/15/42 to 8/20/45		71,901,158	74,646,545
3% 3/1/46 (h)		35,800,000	37,075,375
3.5% 11/15/40 to 2/15/44		213,426,613	225,821,325
3.5% 3/1/46 (h)		17,000,000	17,949,610
3.5% 3/1/46 (h)		18,300,000	19,322,227
3.5% 3/1/46 (h)		8,700,000	9,185,977
3.5% 3/1/46 (h)		10,400,000	10,980,938
3.5% 3/1/46 (h)		23,100,000	24,390,352
4% 5/20/33 to 7/20/45		124,009,992	132,996,059
4% 3/1/46 (h)		20,350,000	21,733,367
4.5% 6/20/33 to 8/15/41		81,064,061	88,488,086
5% 12/15/32 to 9/15/41		33,018,974	37,075,081
5.5% 4/15/29 to 9/15/39		5,521,956	6,251,068
6% 10/15/30 to 11/15/39		797,642	924,563
6.5% 3/20/31 to 11/15/37		442,518	522,276
7% 10/15/22 to 3/15/33		1,412,584	1,685,769
7.5% 1/15/17 to 9/15/31		642,700	757,441
8% 4/15/17 to 11/15/29		222,741	261,195
8.5% 10/15/21 to 1/15/31		38,440	46,719
9% 8/15/19 to 1/15/23		1,785	1,979
9.5% 12/15/20 to 2/15/25		743	826
10.5% 9/20/16 to 1/20/18		1,445	1,522
11% 5/20/16 to 9/20/19		738	830

TOTAL GINNIE MAE			710,119,130

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,406,502,525)			3,441,579,219

Asset-Backed Securities - 0.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (c)		$664,344	$593,431
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (c)		269,113	256,278
Airspeed Ltd. Series 2007-1A Class C1, 2.927% 6/15/32 (b)(c)		3,317,900	1,426,697
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		11,310,000	11,312,937
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.1755% 6/17/31 (b)(c)		551,000	506,042
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	144,141
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	424,516
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	561,612
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		931,000	893,064
Class XS, 0% 10/17/45 (b)(l)		697,667	0
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (c)		45,960	42,133
Series 2004-R2 Class M3, 1.2608% 4/25/34 (c)		89,819	65,561
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (c)		47,932	42,543
Series 2004-W11 Class M2, 1.4858% 11/25/34 (c)		561,149	539,326
Series 2004-W7 Class M1, 1.2608% 5/25/34 (c)		1,492,630	1,364,310
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (c)		1,143,558	405,335
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (c)		1,664,671	1,444,957
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (c)		17,584	2,929
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		5,706,789	5,708,894
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (c)		1,802,588	1,226,411
CFC LLC Series 2013-1A Class B, 2.75% 11/15/18 (b)		3,623,665	3,636,455
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		6,413,815	6,411,432
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		10,348,214	10,289,767
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6858% 3/25/32 (c)		3,192	2,917
Series 2004-3 Class M4, 1.8908% 4/25/34 (c)		63,248	55,394
Series 2004-4 Class M2, 1.2308% 6/25/34 (c)		98,238	88,828
Series 2004-7 Class AF5, 5.868% 1/25/35		2,751,628	2,850,110
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		294,751	306,464
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (c)		38,916	33,791
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (c)		290,872	274,705
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (c)		10,384	8,599
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		9,598,464	9,573,770
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (c)		948,695	822,579
Class M4, 1.4465% 1/25/35 (c)		347,133	186,418
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (b)(c)		1,236,882	1,095,057
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (b)(c)		757,879	717,729
Class B, 0.7105% 11/15/34 (b)(c)		273,769	240,919
Class C, 0.8105% 11/15/34 (b)(c)		454,993	393,712
Class D, 1.1805% 11/15/34 (b)(c)		172,775	143,144
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		118,329	3,410
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (c)		262,551	241,691
Series 2003-3 Class M1, 1.7258% 8/25/33 (c)		437,831	407,732
Series 2003-5 Class A2, 1.1358% 12/25/33 (c)		32,929	30,459
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (c)		1,522,035	976,024
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.077% 12/17/30 (b)(c)		590,000	551,334
Series 2014-SFR1 Class F, 4.1755% 6/17/31 (b)(c)		557,000	515,311
Series 2014-SFR3 Class E, 4.926% 12/17/31 (b)(c)		206,000	198,627
Series 2014-SRF2 Class F, 4.4255% 9/17/31 (b)(c)		335,000	310,085
Series 2015-SFR2 Class E, 3.5755% 6/17/32 (b)(c)		485,000	441,666
Series 2015-SFR3 Class E, 4.1755% 8/17/32 (b)(c)		5,116,000	4,764,214
Series 2015-SRF1 Class E, 4.6255% 3/17/32 (b)(c)		624,000	594,735
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (c)		175,461	78,872
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		8,612,729	8,767,831
Class AV4, 0.5658% 11/25/36 (c)		49,954	49,933
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (c)		82,741	82,315
Series 2006-A Class 2C, 1.7531% 3/27/42 (c)		3,243,000	1,663,244
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.5958% 11/25/36 (c)		4,525,635	1,794,799
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.8565% 5/25/46 (b)(c)		250,000	238,034
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (c)		313,050	9,848
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (c)		112,725	93,626
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (c)		264,816	247,579
Series 2006-FF1 Class M2, 0.7258% 8/25/36 (c)		13,300,000	12,699,908
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (c)		124,963	124,254
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (c)		1,552,685	1,487,004
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (c)		57,368	49,861
Series 2004-NC6 Class M3, 2.6108% 7/25/34 (c)		15,480	13,624
Series 2004-NC8 Class M6, 2.3108% 9/25/34 (c)		17,810	16,420
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (c)		245,124	218,443
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (c)		167,508	3,749
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (b)		28,137,448	27,996,761
Series 2016-1A Class A, 3.1294% 2/25/26 (b)		17,500,000	17,499,984
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (c)		1,426,957	1,298,913
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		4,000,000	3,993,201
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (c)		532,896	485,297
Class M4, 2.6015% 9/25/34 (c)		683,353	461,041
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (c)		1,475,804	1,296,172
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	168,008
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.3858% 9/25/46 (b)(c)		250,000	60,504
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (c)		5,108	4,368
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,048,083
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (c)		724,730	667,123
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (c)		563,771	549,593
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)		8,745,876	8,713,079
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (c)		41,059	34,623
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (c)		28,819	24,276
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (b)(c)		2,683,017	1,314,678
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		4,826,505	4,799,813
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6976% 11/21/40 (b)(c)		119,733	114,599
Class D, 1.2276% 11/21/40 (b)(c)		305,000	235,666
TOTAL ASSET-BACKED SECURITIES
(Cost $172,496,022)			178,533,321

Collateralized Mortgage Obligations - 2.6%
Private Sponsor - 0.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.5665% 6/27/36 (b)(c)		16,743,628	16,056,030
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.808% 12/26/35 (b)(c)		3,914,355	3,964,162
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.6021% 7/26/36 (b)(c)		2,630,296	2,490,748
Series 2013-RR3 Class 2A1, 2.3809% 2/26/37 (b)(c)		5,370,524	5,262,366
Series 2013-RR4 Class 2A1, 2.7957% 5/26/47 (b)(c)		8,208,527	8,162,713
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (c)		955,258	917,689
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (b)		7,288,066	7,176,627
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		11,749,598	11,759,323
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.1596% 10/26/37 (b)(c)		634,315	620,992
CSMC:
floater Series 2015-1R Class 6A1, 0.7004% 5/27/37 (b)(c)		12,180,369	11,148,447
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		9,709,682	9,606,130
Series 2014-3R Class 2A1, 1.1216% 5/27/37 (b)(c)		1,637,479	1,544,985
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (c)		487,327	467,372
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(c)		910,000	979,769
Series 2010-K7 Class B, 5.6243% 4/25/20 (b)(c)		1,000,000	1,086,325
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.133% 3/25/37 (c)		869,298	838,899
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (c)		1,187,697	1,019,982
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (c)		1,105,120	1,013,638
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (c)		3,079,781	2,725,562
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		70,326	71,310
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		16,376,575	16,368,387
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.8917% 3/26/37 (b)(c)		6,546,636	6,458,724
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (b)		5,577,905	5,547,491
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (c)		860,749	814,394
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (b)(c)		338,705	301,377
Class B6, 3.2735% 6/10/35 (b)(c)		75,519	68,111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (c)		22,262	21,697
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (c)		121,227	118,152
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (c)		11,181,170	10,714,012
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.8479% 1/25/35 (c)		2,808,489	2,787,869
Series 2005-AR10 Class 2A15, 2.7505% 6/25/35 (c)		14,051,169	14,305,216
Series 2005-AR2:
Class 1A2, 2.6956% 3/25/35 (c)		1,719,236	1,575,931
Class 3A1, 2.7072% 3/25/35 (c)		24,984,307	25,034,195
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.3738% 6/27/36 (b)(c)		2,937,222	2,886,837

TOTAL PRIVATE SPONSOR			173,915,462

U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.2358% 2/25/32 (c)		30,874	31,207
Series 2002-39 Class FD, 1.4295% 3/18/32 (c)		50,069	50,902
Series 2002-60 Class FV, 1.4358% 4/25/32 (c)		65,504	66,708
Series 2002-63 Class FN, 1.4358% 10/25/32 (c)		88,327	89,917
Series 2002-7 Class FC, 1.1858% 1/25/32 (c)		32,903	33,553
Series 2002-94 Class FB, 0.8358% 1/25/18 (c)		32,335	32,405
Series 2003-118 Class S, 7.6642% 12/25/33 (c)(l)(m)		1,022,009	235,079
Series 2006-104 Class GI, 6.2442% 11/25/36 (c)(l)(m)		754,287	154,029
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		48,615	53,142
Series 1993-207 Class H, 6.5% 11/25/23		591,472	661,858
Series 1996-28 Class PK, 6.5% 7/25/25		190,208	213,018
Series 1999-17 Class PG, 6% 4/25/29		506,283	554,259
Series 1999-32 Class PL, 6% 7/25/29		455,176	499,237
Series 1999-33 Class PK, 6% 7/25/29		291,695	320,413
Series 2001-52 Class YZ, 6.5% 10/25/31		35,731	42,049
Series 2002-9 Class PC, 6% 3/25/17		13,450	13,699
Series 2003-28 Class KG, 5.5% 4/25/23		342,945	372,102
Series 2004-21 Class QE, 4.5% 11/25/32		47,149	47,981
Series 2005-102 Class CO, 11/25/35(n)		275,114	248,633
Series 2005-73 Class SA, 16.4169% 8/25/35 (c)(m)		106,029	138,001
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	498,212
Series 2006-105 Class MD, 5.5% 6/25/35		142,410	143,394
Series 2006-12 Class BO, 10/25/35(n)		1,196,351	1,133,795
Series 2006-37 Class OW, 5/25/36(n)		131,799	121,607
Series 2006-45 Class OP, 6/25/36(n)		363,770	328,659
Series 2006-62 Class KP, 4/25/36(n)		536,873	499,890
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		99,596	117,544
Series 1999-25 Class Z, 6% 6/25/29		393,711	447,191
Series 2001-20 Class Z, 6% 5/25/31		527,622	578,581
Series 2001-31 Class ZC, 6.5% 7/25/31		273,707	317,509
Series 2002-16 Class ZD, 6.5% 4/25/32		136,174	159,611
Series 2002-74 Class SV, 7.1142% 11/25/32 (c)(l)		656,488	123,829
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		3,677,346	471,630
Series 06-116 Class SG, 6.2042% 12/25/36 (c)(l)(m)		503,162	97,727
Series 07-40 Class SE, 6.0042% 5/25/37 (c)(l)(m)		315,929	53,332
Series 1993-165 Class SH, 18.5671% 9/25/23 (c)(m)		23,802	32,572
Series 2003-21 Class SK, 7.6642% 3/25/33 (c)(l)(m)		84,766	16,894
Series 2003-35 Class TQ, 7.0642% 5/25/18 (c)(l)(m)		33,096	1,804
Series 2005-72 Class ZC, 5.5% 8/25/35		3,235,077	3,650,336
Series 2007-57 Class SA, 38.0052% 6/25/37 (c)(m)		244,410	522,665
Series 2007-66:
Class SA, 36.9852% 7/25/37 (c)(m)		365,850	749,616
Class SB, 36.9852% 7/25/37 (c)(m)		163,861	324,938
Series 2007-75 Class JI, 6.1092% 8/25/37 (c)(l)		11,524,214	2,058,423
Series 2008-12 Class SG, 5.9142% 3/25/38 (c)(l)(m)		2,133,274	382,656
Series 2009-114 Class AI, 5% 12/25/23 (l)		298,840	9,185
Series 2009-16 Class SA, 5.8142% 3/25/24 (c)(l)(m)		126,582	2,955
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		149,694	6,122
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		203,127	14,328
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		304,349	20,675
Series 2010-112 Class SG, 5.9242% 6/25/21 (c)(l)(m)		251,735	16,660
Series 2010-12 Class AI, 5% 12/25/18 (l)		673,044	29,972
Series 2010-135 Class LS, 5.6142% 12/25/40 (c)(l)(m)		1,940,330	348,202
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,906,240	242,419
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		194,110	10,503
Series 2010-23:
Class AI, 5% 12/25/18 (l)		274,153	10,969
Class HI, 4.5% 10/25/18 (l)		201,099	8,588
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		606,251	23,748
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		664,143	42,259
Series 2011-39 Class ZA, 6% 11/25/32		1,316,891	1,516,583
Series 2011-67 Class AI, 4% 7/25/26 (l)		582,937	60,917
Series 2011-83 Class DI, 6% 9/25/26 (l)		917,407	111,884
Series 2013-N1 Class A, 6.2842% 6/25/35 (c)(l)(m)		1,549,934	374,034
Series 2015-70 Class JC, 3% 10/25/45		10,961,534	11,437,945
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (l)		97,374	3,985
Class 5, 5.5% 7/25/33 (l)		286,708	59,865
Series 343 Class 16, 5.5% 5/25/34 (l)		237,200	40,073
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		169,044	36,991
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		115,072	20,549
Class 13, 6% 3/25/34 (l)		153,920	31,154
Series 359 Class 19, 6% 7/25/35 (c)(l)		104,717	18,700
Series 384 Class 6, 5% 7/25/37 (l)		1,355,860	250,559
Freddie Mac:
floater:
Series 2412 Class FK, 1.227% 1/15/32 (c)		25,516	25,783
Series 2423 Class FA, 1.327% 3/15/32 (c)		34,260	34,757
Series 2424 Class FM, 1.427% 3/15/32 (c)		38,096	38,799
Series 2432:
Class FE, 1.327% 6/15/31 (c)		61,189	62,119
Class FG, 1.327% 3/15/32 (c)		20,560	20,857
floater target amortization class Series 3366 Class FD, 0.677% 5/15/37 (c)		1,470,527	1,462,588
planned amortization class:
Series 2006-15 Class OP, 3/25/36(n)		997,280	899,699
Series 2095 Class PE, 6% 11/15/28		560,126	616,082
Series 2101 Class PD, 6% 11/15/28		52,154	57,081
Series 2121 Class MG, 6% 2/15/29		219,782	240,863
Series 2131 Class BG, 6% 3/15/29		1,504,220	1,653,581
Series 2137 Class PG, 6% 3/15/29		246,883	270,859
Series 2154 Class PT, 6% 5/15/29		382,897	419,599
Series 2162 Class PH, 6% 6/15/29		93,237	101,892
Series 2425 Class JH, 6% 3/15/17		21,621	22,060
Series 2520 Class BE, 6% 11/15/32		526,771	578,713
Series 2585 Class KS, 7.173% 3/15/23 (c)(l)(m)		34,379	4,435
Series 2693 Class MD, 5.5% 10/15/33		5,723,126	6,477,837
Series 2802 Class OB, 6% 5/15/34		1,003,375	1,127,369
Series 2937 Class KC, 4.5% 2/15/20		1,174,434	1,219,411
Series 2962 Class BE, 4.5% 4/15/20		1,220,777	1,276,282
Series 3002 Class NE, 5% 7/15/35		1,435,318	1,580,579
Series 3110 Class OP, 9/15/35(n)		677,989	660,404
Series 3119 Class PO, 2/15/36(n)		1,133,112	1,036,147
Series 3121 Class KO, 3/15/36(n)		218,960	199,313
Series 3123 Class LO, 3/15/36(n)		658,327	601,284
Series 3145 Class GO, 4/15/36(n)		624,145	596,492
Series 3189 Class PD, 6% 7/15/36		1,454,578	1,625,571
Series 3225 Class EO, 10/15/36(n)		378,381	342,037
Series 3258 Class PM, 5.5% 12/15/36		626,588	704,655
Series 3415 Class PC, 5% 12/15/37		538,679	588,493
Series 3786 Class HI, 4% 3/15/38 (l)		1,734,586	180,706
Series 3806 Class UP, 4.5% 2/15/41		3,450,637	3,715,862
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,727,826
sequential payer:
Series 2135 Class JE, 6% 3/15/29		108,202	118,574
Series 2274 Class ZM, 6.5% 1/15/31		117,978	136,734
Series 2281 Class ZB, 6% 3/15/30		297,484	324,823
Series 2303 Class ZV, 6% 4/15/31		130,672	143,757
Series 2357 Class ZB, 6.5% 9/15/31		894,717	1,053,276
Series 2502 Class ZC, 6% 9/15/32		263,377	290,986
Series 2519 Class ZD, 5.5% 11/15/32		459,468	499,561
Series 2546 Class MJ, 5.5% 3/15/23		215,383	229,618
Series 2601 Class TB, 5.5% 4/15/23		103,323	113,611
Series 2998 Class LY, 5.5% 7/15/25		278,608	305,301
Series 06-3115 Class SM, 6.173% 2/15/36 (c)(l)(m)		414,236	72,729
Series 2013-4281 Class AI, 4% 12/15/28 (l)		6,295,721	671,460
Series 2844:
Class SC, 44.0245% 8/15/24 (c)(m)		13,700	23,435
Class SD, 80.899% 8/15/24 (c)(m)		20,155	47,499
Series 2935 Class ZK, 5.5% 2/15/35		4,500,776	5,153,231
Series 2947 Class XZ, 6% 3/15/35		1,595,791	1,819,681
Series 3055 Class CS, 6.163% 10/15/35 (c)(l)		595,369	110,786
Series 3244 Class SG, 6.233% 11/15/36 (c)(l)(m)		1,427,439	317,513
Series 3274 Class SM, 6.003% 2/15/37 (c)(l)		694,861	127,961
Series 3284 Class CI, 5.693% 3/15/37 (c)(l)		3,346,836	632,788
Series 3287 Class SD, 6.323% 3/15/37 (c)(l)(m)		2,172,738	453,158
Series 3297 Class BI, 6.333% 4/15/37 (c)(l)(m)		3,192,434	669,540
Series 3336 Class LI, 6.153% 6/15/37 (c)(l)		1,124,110	176,653
Series 3772 Class BI, 4.5% 10/15/18 (l)		723,110	31,596
Series 3949 Class MK, 4.5% 10/15/34		1,021,588	1,107,388
Series 3955 Class YI, 3% 11/15/21 (l)		3,482,292	194,965
Series 4471 Class PA 4% 12/15/40		14,295,586	15,201,026
target amortization class Series 2156 Class TC, 6.25% 5/15/29		313,972	347,474
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.327% 2/15/24 (c)		128,742	130,164
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		220,164	241,751
Series 2056 Class Z, 6% 5/15/28		429,218	470,915
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		9,383,478	10,591,026
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (c)(l)(m)		609,756	104,349
Series 2010-H03 Class FA, 0.9719% 3/20/60 (c)(o)		6,866,388	6,822,108
Series 2010-H17 Class FA, 0.7519% 7/20/60 (c)(o)		734,075	722,252
Series 2010-H18 Class AF, 0.551% 9/20/60 (c)(o)		888,356	873,207
Series 2010-H19 Class FG, 0.551% 8/20/60 (c)(o)		1,034,530	1,017,165
Series 2010-H27 Series FA, 0.631% 12/20/60 (c)(o)		1,799,821	1,774,592
Series 2011-H05 Class FA, 0.751% 12/20/60 (c)(o)		2,838,086	2,813,635
Series 2011-H07 Class FA, 0.9295% 2/20/61 (c)(o)		5,480,783	5,435,977
Series 2011-H12 Class FA, 0.9195% 2/20/61 (c)(o)		7,265,898	7,203,201
Series 2011-H13 Class FA, 0.751% 4/20/61 (c)(o)		2,771,355	2,748,000
Series 2011-H14:
Class FB, 0.751% 5/20/61 (c)(o)		3,170,387	3,140,633
Class FC, 0.751% 5/20/61 (c)(o)		2,908,497	2,882,475
Series 2011-H17 Class FA, 0.781% 6/20/61 (c)(o)		3,830,383	3,803,424
Series 2011-H21 Class FA, 0.851% 10/20/61 (c)(o)		7,421,307	7,384,735
Series 2012-H01 Class FA, 0.951% 11/20/61 (c)(o)		3,617,245	3,612,112
Series 2012-H03 Class FA, 0.951% 1/20/62 (c)(o)		2,298,576	2,295,291
Series 2012-H06 Class FA, 0.881% 1/20/62 (c)(o)		3,491,170	3,477,260
Series 2012-H07 Class FA, 0.881% 3/20/62 (c)(o)		2,100,985	2,092,441
Series 2012-H23 Class WA, 0.771% 10/20/62 (c)(o)		1,847,894	1,831,647
Series 2012-H26, Class CA, 0.781% 7/20/60 (c)(o)		7,746,446	7,726,281
Series 2013-H07 Class BA, 0.611% 3/20/63 (c)(o)		3,022,649	2,973,859
Series 2014-H03 Class FA, 1.0295% 1/20/64 (c)(o)		3,356,840	3,345,998
Series 2014-H05 Class FB, 1.0295% 12/20/63 (c)(o)		8,634,482	8,581,683
Series 2014-H11 Class BA, 0.9295% 6/20/64 (c)(o)		13,409,231	13,281,009
Series 2014-H20 Class BF, 0.9295% 9/20/64 (c)(o)		42,999,296	42,573,995
Series 2015-H13 Class FL, 0.7095% 5/20/63 (c)(o)		21,066,248	20,979,083
Series 2015-H19 Class FA, 0.6295% 4/20/63 (c)(o)		19,456,614	19,352,805
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		525,133	604,162
Series 1997-8 Class PE, 7.5% 5/16/27		219,634	261,965
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,366,221	138,822
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,119,506	2,358,594
Series 2004-32 Class GS, 6.0745% 5/16/34 (c)(l)(m)		328,994	69,086
Series 2004-73 Class AL, 6.7695% 8/17/34 (c)(l)(m)		391,265	98,404
Series 2007-35 Class SC, 37.647% 6/16/37 (c)(m)		26,081	52,192
Series 2010-98 Class HS, 6.174% 8/20/40 (c)(l)		2,567,357	454,717
Series 2010-H10 Class FA, 0.7519% 5/20/60 (c)(o)		2,323,104	2,286,384
Series 2011-94 Class SA, 5.668% 7/20/41 (c)(l)(m)		2,374,626	375,960
Series 2012-76 Class GS, 6.2745% 6/16/42 (c)(l)(m)		1,303,877	260,733
Series 2012-97 Class JS, 5.8245% 8/16/42 (c)(l)(m)		4,177,876	761,159
Series 2013-124:
Class ES, 8.0987% 4/20/39 (c)(m)		4,142,567	4,587,141
Class ST, 8.232% 8/20/39 (c)(m)		7,781,810	8,987,639
Series 2013-147 Class A/S, 5.724% 10/20/43 (c)(l)		3,720,667	580,338
Series 2013-160 Class MS, 5.774% 9/20/32 (c)(l)(m)		5,565,715	1,095,598
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		32,564,728	33,234,434
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		27,515,608	28,094,115
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		6,359,161	6,482,284
Class JA, 2.5% 6/20/65 (o)		30,352,715	30,939,648
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (c)(l)		2,249,221	394,517

TOTAL U.S. GOVERNMENT AGENCY			405,386,555

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $576,551,100)			579,302,017

Commercial Mortgage Securities - 5.8%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	201,838
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,657
Series 1997-D5 Class PS1, 1.5885% 2/14/43 (c)(l)		368,536	2,664
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		1,500,000	1,425,525
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (c)		2,112,501	2,111,619
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		45,336,481	45,376,803
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,012,110
Series 2006-6 Class A3, 5.369% 10/10/45		654,317	654,093
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)		25,608,902	25,786,161
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		34,931	35,027
Series 2005-1 Class CJ, 5.5161% 11/10/42 (c)		134,497	134,385
Series 2005-5 Class D, 5.5604% 10/10/45 (c)		1,109,021	1,108,990
Series 2007-2 Class A4, 5.79% 4/10/49 (c)		8,292,000	8,409,899
Series 2007-3 Class A4, 5.7423% 6/10/49 (c)		18,063,827	18,546,028
Series 2008-1 Class D, 6.467% 2/10/51 (b)(c)		125,000	97,121
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,532,111	6,675,509
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	175,853
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		1,316,000	1,143,300
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (b)(c)		28,650	25,455
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (b)(c)		735,829	628,310
Class B1, 1.8358% 1/25/36 (b)(c)		31,146	21,453
Class M1, 0.8858% 1/25/36 (b)(c)		237,364	188,389
Class M2, 0.9058% 1/25/36 (b)(c)		71,209	54,834
Class M3, 0.9358% 1/25/36 (b)(c)		103,996	76,824
Class M4, 1.0458% 1/25/36 (b)(c)		57,515	41,557
Class M5, 1.0858% 1/25/36 (b)(c)		57,515	41,666
Class M6, 1.1358% 1/25/36 (b)(c)		61,088	44,398
Series 2006-3A Class M4, 0.8658% 10/25/36(b)(c)		30,041	3,312
Series 2007-1 Class A2, 0.7058% 3/25/37 (b)(c)		478,476	404,682
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (b)(c)		497,729	417,733
Class A2, 0.7558% 7/25/37 (b)(c)		465,060	368,168
Class M1, 0.8058% 7/25/37 (b)(c)		163,303	123,657
Class M2, 0.8458% 7/25/37 (b)(c)		89,235	62,361
Class M3, 0.9258% 7/25/37 (b)(c)		68,866	43,410
Series 2007-3:
Class A2, 0.7258% 7/25/37 (b)(c)		452,854	360,407
Class M1, 0.7458% 7/25/37 (b)(c)		98,356	73,664
Class M2, 0.7758% 7/25/37 (b)(c)		105,419	75,181
Class M3, 0.8058% 7/25/37 (b)(c)		166,115	81,510
Class M4, 0.9358% 7/25/37 (b)(c)		260,825	125,525
Class M5, 1.0358% 7/25/37 (b)(c)		125,673	26,410
Series 2007-4A Class M1, 1.3716% 9/25/37 (b)(c)		140,813	34,700
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)		4,834,814	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	608,079
Series 2006-T22 Class AJ, 5.8216% 4/12/38 (c)		400,000	400,042
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (c)		874,049	897,237
Series 2006-T22 Class B, 5.8216% 4/12/38 (b)(c)		200,000	203,990
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.6381% 3/11/39 (c)		450,000	449,518
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		691,184	727,881
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4646% 8/15/29 (b)(c)		832,000	760,413
Series 2014-CLMZ Class M, 6.1585% 8/15/29 (b)(c)		1,402,229	1,324,418
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1805% 8/15/26 (b)(c)		700,000	696,291
BWAY Mortgage Trust Series 2015-1740 Class E, 3.9516% 1/13/35 (b)(c)		1,000,000	971,988
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (b)(c)		181,348	174,374
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.431% 11/15/19 (b)(c)		2,788,000	2,697,062
Class F, 3.0147% 11/15/19 (b)(c)		392,000	366,628
Class MZA, 6.4075% 11/15/19 (b)(c)		1,964,000	1,924,432
Class MZB, 8.1529% 11/15/29 (b)(c)		1,158,000	1,131,524
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.827% 12/15/27 (b)(c)		19,194,797	19,131,759
Class DPA, 3.4255% 12/15/27 (b)(c)		6,164,000	5,776,525
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.76% 12/15/47 (b)(c)		750,000	826,394
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9145% 6/15/31 (b)(c)		511,000	493,040
Class YTC3, 2.9145% 6/15/31 (b)(c)		184,000	175,646
Series 2014-FL1, 2.9145% 6/15/31 (b)(c)		511,000	497,625
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		902,000	814,619
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		800,000	827,814
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	439,687
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2745% 9/10/46 (b)(c)		1,927,000	1,611,378
Series 2015-SHP2 Class E, 4.777% 7/15/27 (b)(c)		1,239,000	1,151,607
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		7,355,772	7,402,715
Series 2007-CD4 Class A4, 5.322% 12/11/49		24,098,085	24,625,947
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	101,256
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	21,709
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,192
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	13,754
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	6,771
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	23,634
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	103,484
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.574% 8/13/27 (b)(c)		735,000	696,979
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,051,769
Series 2012-CR5 Class D, 4.482% 12/10/45 (b)(c)		740,000	693,049
Series 2013-CR10:
Class C, 4.9505% 8/10/46(b)(c)		270,000	265,933
Class D, 4.9505% 8/10/46 (b)(c)		790,000	661,037
Class XA, 1.1309% 8/10/46 (c)(l)		35,913,377	1,528,524
Series 2013-CR12 Class D, 5.2536% 10/10/46 (b)(c)		1,680,000	1,515,254
Series 2013-CR9:
Class C, 4.3971% 7/10/45 (b)(c)		525,000	507,737
Class D, 4.3971% 7/10/45 (b)(c)		756,000	628,641
Series 2013-LC6 Class D, 4.4282% 1/10/46 (b)(c)		1,109,000	963,081
Series 2014-CR15 Class D, 4.9167% 2/10/47 (b)(c)		258,000	208,034
Series 2014-CR17 Class D, 4.9591% 5/10/47 (b)(c)		567,000	460,785
Series 2014-CR19 Class XA, 1.4501% 8/10/47 (c)(l)		53,077,786	3,578,865
Series 2014-CR20 Class XA, 1.3593% 11/10/47 (c)(l)		45,562,685	3,194,436
Series 2014-LC17 Class XA, 1.1645% 10/10/47 (c)(l)		51,726,312	2,551,654
Series 2014-UBS2 Class D, 5.1823% 3/10/47 (b)(c)		844,000	684,629
Series 2014-UBS4 Class XA, 1.4292% 8/10/47 (c)(l)		45,487,352	3,132,582
Series 2014-UBS6 Class XA, 1.2201% 12/10/47 (c)(l)		30,461,932	1,853,146
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,000,000	784,500
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	415,019
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (b)(c)		126,140	125,259
sequential payer Series 2006-C7 Class A1A, 5.9515% 6/10/46 (c)		1,353,071	1,356,510
Series 2005-LP5 Class F, 5.0942% 5/10/43 (b)(c)		1,290,000	1,287,084
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		1,179,254	1,145,554
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		647,504	681,554
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5421% 5/15/45 (c)		850,000	881,596
Class D, 5.5421% 5/15/45 (b)(c)		1,510,000	1,455,531
Series 2012-CR2:
Class E, 5.0165% 8/15/45 (b)(c)		1,727,000	1,590,073
Class F, 4.25% 8/15/45 (b)		1,418,000	1,126,149
Series 2012-LC4:
Class C, 5.8199% 12/10/44 (c)		260,000	276,137
Class D, 5.8199% 12/10/44 (b)(c)		1,143,000	1,113,881
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	293,384
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		544,000	479,696
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		731,000	611,729
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (c)		27,691	27,661
Series 2007-C3 Class A4, 5.8888% 6/15/39 (c)		16,584,995	16,995,523
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,269,796	1,310,684
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		989,487	1,023,277
Class H, 6% 5/17/40 (b)		90,315	73,737
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		394,448	397,814
Class G, 6.75% 11/15/30 (b)		180,000	186,796
Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (b)(c)(l)		1,108	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		134,763	134,973
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (b)(c)		3,043,000	2,937,576
Class C, 2.677% 3/15/17 (b)(c)		2,964,000	2,834,574
Class D, 3.627% 3/15/17 (b)(c)		4,485,000	4,254,078
Class E, 4.577% 3/15/17 (b)(c)		20,318,000	19,201,130
CSMC Trust floater Series 2015-DEAL:
Class E, 4.431% 4/15/29 (b)(c)		724,000	668,619
Class F, 5.181% 4/15/29 (b)(c)		1,453,000	1,321,337
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,297,579
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.836% 11/10/46 (b)(c)		500,000	513,695
Class E, 5.836% 11/10/46 (b)(c)		1,332,000	1,358,287
Class F, 5.836% 11/10/46 (b)(c)		1,560,000	1,446,808
Class G, 4.652% 11/10/46 (b)		1,654,000	1,369,578
Class XB, 0.3644% 11/10/46 (b)(c)(l)		20,920,000	290,861
Series 2011-LC3A Class D, 5.6252% 8/10/44 (b)(c)		462,000	456,419
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)		1,000,000	997,013
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6624% 12/25/43 (c)(l)		1,640,000	183,926
Series K012 Class X3, 2.3276% 1/25/41 (c)(l)		1,770,283	169,612
Series K013 Class X3, 2.8133% 1/25/43 (c)(l)		820,000	96,614
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (c)		49,075	48,985
sequential payer:
Series K030 Class A2, 3.25% 4/25/23		51,177,000	55,049,466
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,859,225
Series K034 Class A2, 3.531% 7/25/23		20,251,185	22,123,522
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,218,703
Series K032 Class A2, 3.31% 5/25/23		4,715,000	5,082,157
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,476,734
Series KAIV Class X2, 3.6147% 6/25/46 (c)(l)		420,000	69,355
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	5,111,336
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3674% 9/25/45 (b)(c)		1,815,000	1,931,306
Series 2011-K10 Class B, 4.79% 11/25/49 (b)(c)		500,000	528,816
Series 2011-K11 Class B, 4.5704% 12/25/48 (b)(c)		750,000	787,265
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(c)		18,910,000	18,777,335
Class CFX, 3.3822% 12/15/19 (b)(c)		14,152,000	13,767,644
Class DFX, 3.3822% 12/15/19 (b)(c)		11,994,000	11,341,679
Class EFX, 3.3822% 12/15/19 (b)(c)		1,750,000	1,605,054
Class FFX, 3.3822% 12/15/19 (b)(c)		383,000	344,567
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	42,884,737
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)		11,076,947	11,372,258
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		316,915	284,501
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		178,879	186,303
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	756,844
Series 1999-C3 Class K, 6.974% 8/15/36 (b)		385	385
GP Portfolio Trust Series 2014-GPP:
Class D, 3.1755% 2/15/27 (b)(c)		291,000	278,175
Class E, 4.2755% 2/15/27 (b)(c)		378,000	355,098
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		357,000	313,723
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,316,225	15,642,442
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (c)		12,767,440	12,798,824
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.2203% 8/10/43 (b)(c)		1,255,000	1,294,174
Class E, 4% 8/10/43 (b)		1,240,000	1,087,522
Class F, 4% 8/10/43 (b)		894,000	717,487
Class X, 1.6005% 8/10/43 (b)(c)(l)		5,067,702	266,807
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4255% 7/15/31 (b)(c)		614,960	605,583
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		4,827,132	4,866,056
Series 2010-C2:
Class D, 5.3577% 12/10/43 (b)(c)		720,000	681,780
Class XA, 0.3461% 12/10/43 (b)(c)(l)		3,318,009	24,023
Series 2011-GC5:
Class C, 5.4746% 8/10/44 (b)(c)		1,050,000	1,103,472
Class D, 5.4746% 8/10/44 (b)(c)		1,143,000	1,063,986
Class E, 5.4746% 8/10/44 (b)(c)		210,000	190,292
Class F, 4.5% 8/10/44 (b)		1,020,000	739,940
Series 2012-GC6:
Class D, 5.8183% 1/10/45 (b)(c)		945,000	877,800
Class E, 5% 1/10/45 (b)(c)		412,000	353,124
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	283,690
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		630,000	643,078
Class D, 5.9069% 5/10/45 (b)(c)		2,162,000	1,992,088
Class E, 5% 5/10/45 (b)		1,311,000	1,047,353
Class F, 5% 5/10/45 (b)		2,079,000	1,518,896
Series 2012-GCJ9:
Class D, 5.016% 11/10/45 (b)(c)		1,972,000	1,708,764
Class E, 5.016% 11/10/45 (b)(c)		1,290,000	1,047,065
Series 2013-GC10 Class D, 4.5574% 2/10/46 (b)(c)		899,000	745,397
Series 2013-GC12 Class D, 4.6152% 6/10/46 (b)(c)		219,000	176,370
Series 2013-GC13 Class D, 4.2041% 7/10/46 (b)(c)		1,858,000	1,453,580
Series 2013-GC16:
Class C, 5.493% 11/10/46 (c)		662,844	687,804
Class D, 5.493% 11/10/46 (b)(c)		1,009,000	843,310
Class F, 3.5% 11/10/46 (b)		999,000	706,493
Series 2015-GC34 Class XA, 1.5357% 10/10/48 (c)(l)		29,555,722	2,821,812
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.677% 7/15/29 (b)(c)		617,000	556,746
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)		2,450,000	2,442,307
Class DFX, 4.4065% 11/5/30 (b)		23,706,000	23,631,812
Class EFX, 5.6086% 11/5/30 (b)(c)		2,000,000	1,998,534
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.9155% 11/15/29 (b)(c)		406,000	379,452
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7128% 9/15/47 (b)(c)		525,000	371,777
Series 2015-C32 Class C, 4.8191% 11/15/48 (c)		846,000	745,033
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.5755% 7/15/28 (b)(c)		500,000	499,171
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	472,618
Series 2003-C1 Class F, 5.6028% 1/12/37 (b)(c)		250,000	246,390
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		380,000	438,631
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	2,161,781
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	755,313
Series 2012-CBX:
Class C, 5.412% 6/15/45 (c)		250,000	247,616
Class D, 5.412% 6/16/45 (b)(c)		690,000	673,841
Class E, 5.412% 6/15/45 (b)(c)		620,000	566,010
Class F, 4% 6/15/45 (b)		820,000	641,452
Class G 4% 6/15/45 (b)		1,079,000	743,167
Class XA, 1.9192% 6/15/45 (c)(l)		160,490,970	10,374,682
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.3305% 4/15/27 (b)(c)		3,000,000	2,963,082
Class C, 2.0805% 4/15/27 (b)(c)		4,460,000	4,320,937
Class D, 2.6805% 4/15/27 (b)(c)		9,517,000	9,117,786
Series 2014-FBLU Class E, 3.9255% 12/15/28 (b)(c)		1,058,000	984,367
Series 2014-INN:
Class E, 4.027% 6/15/29 (b)(c)		683,000	671,255
Class F, 4.431% 6/15/29 (b)(c)		1,006,000	938,413
Series 2015-CSMO Class D, 3.7255% 1/15/32 (b)(c)		2,184,000	2,074,059
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		14,542,858	14,640,794
Class A4, 5.552% 5/12/45		4,135,443	4,156,771
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,102,782	6,181,004
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		5,397,530	5,435,897
Series 2006-LDP9 Class A3, 5.336% 5/15/47		8,692,286	8,829,684
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,257,199	2,302,880
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (c)		12,106,333	12,446,586
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (c)		29,428,107	30,014,992
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,269,500	23,725,961
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	168,383
Series 2004-LN2 Class D, 5.5653% 7/15/41 (c)		420,000	33,237
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		660,000	659,559
Class F, 5.01% 7/15/42 (c)		189,000	173,658
Series 2005-LDP5 Class AJ, 5.6888% 12/15/44 (c)		1,722	1,721
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (c)		8,828,007	8,835,552
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		104,633	2
Series 2011-C3:
Class E, 5.7587% 2/15/46 (b)(c)		651,000	642,863
Class J, 4.409% 2/15/46 (b)(c)		106,000	82,687
Series 2011-C4:
Class E, 5.6088% 7/15/46 (b)(c)		1,130,000	1,105,502
Class F, 3.873% 7/15/46 (b)		105,000	87,250
Class H, 3.873% 7/15/46 (b)		674,250	483,152
Class NR, 3.873% 7/15/46 (b)		385,000	231,773
Class TAC2, 7.99% 7/15/46 (b)		671,000	694,091
Series 2011-C5:
Class B. 5.5% 8/15/46 (b)(c)		1,140,000	1,242,123
Class C, 5.5% 8/15/46 (b)(c)		1,102,648	1,147,360
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,115,000	1,032,369
Class D, 4.3795% 4/15/46 (c)		1,535,000	1,323,822
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,087,936
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	787,385
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	1,001,821
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		945,000	844,960
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,133,672
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (c)		21,075,038	21,810,474
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6:
Class A4, 5.372% 9/15/39		837,265	845,031
Class AM, 5.413% 9/15/39		1,500,000	1,521,096
Series 2006-C7:
Class A2, 5.3% 11/15/38		234,635	237,054
Class AM, 5.378% 11/15/38		160,000	162,559
Series 2007-C1 Class A4, 5.424% 2/15/40		16,075,616	16,383,182
Series 2007-C2 Class A3, 5.43% 2/15/40		3,220,016	3,284,324
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		59,947	59,933
Series 2006-C4:
Class AJ, 6.0474% 6/15/38 (c)		1,060,000	1,068,058
Class AM, 6.0474% 6/15/38 (c)		500,000	503,099
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,854,059	1,894,777
Series 2007-C7 Class A3, 5.866% 9/15/45		12,556,805	13,227,840
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.227% 9/15/28 (b)(c)		19,205,973	19,074,214
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0823% 1/20/41 (b)(c)		256,000	227,574
Class E, 5.0823% 1/20/41 (b)(c)		400,000	323,187
Mach One Trust LLC Series 2004-1A Class H, 6.0631% 5/28/40 (b)(c)		32,323	32,065
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3782% 10/12/39 (b)(c)	CAD	320,000	236,796
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		165,835	165,570
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (b)(c)		500,249	499,341
Series 2006-C1:
Class AJ, 5.9079% 5/12/39 (c)		1,444,000	1,413,934
Class AM, 5.9079% 5/12/39 (c)		100,000	100,079
Series 2007-C1 Class A4, 6.0317% 6/12/50 (c)		9,429,517	9,696,058
Series 2008-C1 Class A4, 5.69% 2/12/51		2,868,282	3,011,462
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (c)		730,853	739,322
Series 2007-5 Class A4, 5.378% 8/12/48		16,678,686	16,989,769
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,650,000	14,985,274
Series 2007-7 Class A4, 5.81% 6/12/50 (c)		6,018,926	6,223,978
Series 2007-6 Class B, 5.635% 3/12/51 (c)		1,902,000	534,083
Series 2007-8 Class A3, 6.0719% 8/12/49 (c)		1,638,661	1,700,348
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	656,113
Series 2012-C6 Class D, 4.8124% 11/15/45 (b)(c)		1,357,000	1,231,752
Series 2013-C12 Class D, 4.9251% 10/15/46 (b)(c)		1,000,000	896,493
Series 2013-C13:
Class D, 5.0569% 11/15/46 (b)(c)		1,019,000	916,504
Class E, 5.0569% 11/15/46 (b)(c)		887,000	700,404
Series 2013-C7:
Class D, 4.4364% 2/15/46 (b)(c)		810,000	717,761
Class E, 4.4364% 2/15/46 (b)(c)		340,000	283,836
Series 2013-C8 Class D, 4.3081% 12/15/48 (b)(c)		400,000	335,699
Series 2013-C9:
Class C, 4.2116% 5/15/46 (c)		620,000	597,384
Class D, 4.2996% 5/15/46 (b)(c)		1,740,000	1,454,907
Series 2015-C25 Class XA, 1.3069% 10/15/48 (c)(l)		47,871,013	3,728,419
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.631% 7/15/19 (b)(c)		357,716	353,423
Class J, 0.8555% 7/15/19 (b)(c)		335,939	326,992
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (b)(c)		278,504	278,523
Class E, 0.6755% 10/15/20 (b)(c)		834,661	834,704
Class F, 0.7255% 10/15/20 (b)(c)		500,899	500,925
Class G, 0.7655% 10/15/20 (b)(c)		619,188	619,220
Class H, 0.8555% 10/15/20 (b)(c)		389,758	390,152
Class J, 1.0055% 10/15/20 (b)(c)		225,021	217,868
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	628,069
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,243
Series 2012-C4 Class E, 5.7086% 3/15/45 (b)(c)		1,483,000	1,370,954
Series 1997-RR Class F, 7.4214% 4/30/39 (b)(c)		58,472	56,990
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		186,069	186,282
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,164
Class O, 5.91% 11/15/31 (b)		160,563	131,505
Series 2004-IQ7 Class E, 5.3157% 6/15/38 (b)(c)		53,363	54,161
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	732,718
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	91,266,663
Series 2011-C1:
Class C, 5.6077% 9/15/47 (b)(c)		970,000	1,030,387
Class D, 5.6077% 9/15/47 (b)(c)		1,760,000	1,790,349
Class E, 5.6077% 9/15/47 (b)(c)		573,100	550,473
Series 2011-C2:
Class D, 5.4878% 6/15/44 (b)(c)		580,000	590,266
Class E, 5.4878% 6/15/44 (b)(c)		600,000	589,377
Class F, 5.4878% 6/15/44 (b)(c)		550,000	498,418
Class XB, 0.5365% 6/15/44 (b)(c)(l)		9,001,008	222,729
Series 2011-C3:
Class C, 5.3509% 7/15/49 (b)(c)		1,000,000	1,039,860
Class D, 5.3509% 7/15/49 (b)(c)		1,130,000	1,118,460
Class E, 5.3509% 7/15/49 (b)(c)		505,000	495,743
Class G, 5.3509% 7/15/49 (b)(c)		924,000	735,023
Series 2012-C4:
Class D, 5.7086% 3/15/45 (b)(c)		330,000	312,717
Class F, 3.07% 3/15/45 (b)		623,000	454,907
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	667,463
Class F, 4.4382% 9/9/32 (b)(c)		651,000	564,729
Series 2015-MS1:
Class C, 4.1636% 5/15/48 (c)		734,000	659,951
Class D, 4.1636% 5/15/48 (b)(c)		437,000	326,119
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	552,580
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.7448% 7/15/33 (b)(c)		150,000	164,955
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		1,949,000	1,844,791
Class F, 5% 2/5/30 (b)		499,000	452,922
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	221,887
Series 2015-HAUL, Class D, 5.0127% 9/5/47 (b)(c)		285,000	263,791
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		185,669	188,268
Class D, 6.45% 1/22/26 (b)		740,731	782,667
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,044,096	1,309,296
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	79,855
Class G, 4.456% 9/12/38 (b)	CAD	54,000	39,980
Class H, 4.456% 9/12/38 (b)	CAD	36,000	26,164
Class J, 4.456% 9/12/38 (b)	CAD	36,000	25,489
Class K, 4.456% 9/12/38 (b)	CAD	18,000	12,405
Class L, 4.456% 9/12/38 (b)	CAD	26,000	17,076
Class M, 4.456% 9/12/38 (b)	CAD	104,391	64,171
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	94,093
Class G, 4.57% 4/12/23	CAD	42,000	31,198
Class H, 4.57% 4/12/23	CAD	42,000	31,033
Class J, 4.57% 4/12/23	CAD	42,000	30,869
Class K, 4.57% 4/12/23	CAD	21,000	15,353
Class L, 4.57% 4/12/23	CAD	63,000	45,817
Class M, 4.57% 4/12/23	CAD	155,242	101,347
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		241,788	73,526
SCG Trust Series 2013-SRP1 Class D, 3.7692% 11/15/26 (b)(c)		1,906,000	1,850,293
Starwood Retail Property Trust Series 2014-STAR Class D, 3.676% 11/15/27 (b)(c)		1,511,000	1,447,998
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5106% 8/15/39 (c)		67,211	67,443
Series 2007-C4 Class F, 5.5106% 8/15/39 (c)		820,000	778,024
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		270,000	271,900
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7188% 5/10/45 (b)(c)		1,197,000	1,167,035
Class F, 5% 5/10/45 (b)(c)		430,700	309,837
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		310,000	286,948
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		970,000	895,959
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,243,152
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	197,406
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,056,666	8,204,715
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	25,042,962
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,570,995
Series 2007-C32 Class A3, 5.8991% 6/15/49 (c)		40,608,000	41,484,905
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (c)		31,129,802	32,152,139
Class A5, 6.1491% 2/15/51 (c)		19,259,000	20,241,820
Series 2004-C11:
Class D, 5.2932% 1/15/41 (c)		360,000	363,943
Class E, 5.3432% 1/15/41 (c)		327,000	330,764
Series 2006-C27 Class A1A, 5.749% 7/15/45 (c)		21,383,581	21,482,021
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6837% 11/15/43 (b)(c)(l)		20,614,217	514,551
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	563,989
Class D, 4.9359% 10/15/45 (b)(c)		1,621,000	1,426,764
Series 2013-LC12 Class C, 4.2984% 7/15/46 (c)		760,000	720,115
Series 2015-C31 Class XA, 1.2791% 11/15/48 (c)(l)		38,711,660	2,996,604
Series 2015-NXS4 Class E, 3.7565% 12/15/48 (b)(c)		588,000	384,774
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	241,996
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	372,504
Class D, 5.7491% 3/15/44 (b)(c)		800,000	808,396
Class E, 5% 3/15/44 (b)		890,000	774,571
Class F, 5% 3/15/44 (b)		693,000	554,465
Series 2011-C4:
Class D, 5.4331% 6/15/44 (b)(c)		408,000	404,596
Class E, 5.4331% 6/15/44 (b)(c)		439,432	421,545
Series 2011-C5:
Class C, 5.8221% 11/15/44 (b)(c)		260,000	274,604
Class D, 5.8221% 11/15/44 (b)(c)		600,000	612,221
Class E, 5.8221% 11/15/44 (b)(c)		1,410,000	1,408,283
Class F, 5.25% 11/15/44 (b)(c)		933,000	733,501
Class G, 5.25% 11/15/44 (b)(c)		329,000	244,323
Class XA, 2.1062% 11/15/44 (b)(c)(l)		4,873,814	344,369
Series 2012-C10:
Class D, 4.6025% 12/15/45 (b)(c)		422,000	388,210
Class E, 4.6025% 12/15/45 (b)(c)		1,190,000	870,792
Class F, 4.6025% 12/15/45 (b)(c)		1,726,000	1,159,261
Series 2012-C6 Class D, 5.7461% 4/15/45 (b)(c)		540,000	519,642
Series 2012-C7:
Class C, 4.9927% 6/15/45 (c)		1,270,000	1,287,750
Class E, 4.9927% 6/15/45 (b)(c)		2,501,000	2,330,572
Class F, 4.5% 6/15/45 (b)		357,000	292,090
Class G, 4.5% 6/15/45 (b)		1,076,000	731,317
Series 2012-C8 Class D, 5.0369% 8/15/45 (b)(c)		650,000	631,536
Series 2013-C11:
Class D, 4.3185% 3/15/45 (b)(c)		870,000	741,051
Class E, 4.3185% 3/15/45 (b)(c)		1,750,000	1,390,616
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	502,684
Series 2013-UBS1 Class D, 4.784% 3/15/46 (b)(c)		605,000	528,882
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1473% 11/15/29 (b)(c)		1,054,900	1,024,131
Class G, 3.447% 11/15/29 (b)(c)		164,703	147,069
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,291,550,697)			1,280,771,293

Municipal Securities - 2.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,800,418
7.3% 10/1/39		27,595,000	39,285,070
7.5% 4/1/34		9,105,000	13,064,856
7.55% 4/1/39		18,745,000	27,823,578
7.6% 11/1/40		29,220,000	44,097,947
7.625% 3/1/40		10,110,000	15,042,265
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,429,617
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,131,844
Series 2012 B, 5.432% 1/1/42		3,285,000	2,716,071
6.314% 1/1/44		19,560,000	17,699,844
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	8,990,478
4.95% 6/1/23		24,240,000	25,240,627
5.1% 6/1/33		63,045,000	58,613,567
Series 2010 5, 6.2% 7/1/21		8,160,000	8,889,096
Series 2010-1, 6.63% 2/1/35		11,945,000	12,940,377
Series 2010-3:
5.547% 4/1/19		330,000	352,080
6.725% 4/1/35		17,810,000	19,513,348
7.35% 7/1/35		8,165,000	8,978,316
Series 2011:
4.961% 3/1/16		1,035,000	1,035,000
5.365% 3/1/17		395,000	408,675
5.665% 3/1/18		21,275,000	22,463,847
5.877% 3/1/19		77,850,000	84,148,844
Series 2013:
2.69% 12/1/17		3,365,000	3,391,281
3.14% 12/1/18		3,490,000	3,524,167
TOTAL MUNICIPAL SECURITIES
(Cost $433,454,420)			439,581,213

Foreign Government and Government Agency Obligations - 1.0%
Argentine Republic:
7% 4/17/17		$19,280,000	$19,450,307
8.28% 12/31/33 (d)		1,955,847	2,297,143
8.75% 6/2/17 (d)		3,410,000	3,964,125
Azerbaijan Republic 4.75% 3/18/24 (b)		760,000	697,710
Belarus Republic 8.95% 1/26/18		4,560,000	4,697,256
Brazilian Federative Republic:
4.25% 1/7/25		11,895,000	10,170,225
5.625% 1/7/41		14,715,000	11,404,125
7.125% 1/20/37		4,305,000	4,003,650
8.25% 1/20/34		5,480,000	5,644,400
Buenos Aires Province:
9.375% 9/14/18 (b)		1,210,000	1,258,400
9.95% 6/9/21 (b)		535,000	561,750
10.875% 1/26/21 (Reg. S)		5,610,000	6,030,750
City of Buenos Aires:
8.95% 2/19/21 (b)		1,260,000	1,345,050
9.95% 3/1/17 (b)		793,000	823,868
Colombian Republic:
5% 6/15/45		400,000	335,000
5.625% 2/26/44		550,000	496,375
6.125% 1/18/41		5,000	4,763
7.375% 9/18/37		1,145,000	1,239,463
10.375% 1/28/33		2,100,000	2,829,750
Congo Republic 4% 6/30/29 (p)		4,884,748	3,468,782
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	239,625
5.625% 4/30/43 (b)		490,000	352,800
7% 4/4/44 (b)		1,450,000	1,221,625
Croatia Republic:
5.5% 4/4/23 (b)		410,000	427,348
6% 1/26/24 (b)		600,000	643,800
6.375% 3/24/21 (b)		560,000	605,136
6.625% 7/14/20 (b)		545,000	592,006
6.75% 11/5/19 (b)		350,000	380,737
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,355,000	1,308,253
6.25% 7/27/21 (b)		360,000	336,318
Dominican Republic:
1.4674% 8/30/24 (c)		3,540,000	3,463,890
5.5% 1/27/25 (b)		535,000	514,938
6.85% 1/27/45 (b)		1,395,000	1,300,838
6.875% 1/29/26 (b)		1,145,000	1,182,213
7.45% 4/30/44 (b)		2,240,000	2,223,200
7.5% 5/6/21 (b)		1,880,000	2,025,700
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	204,063
7.65% 6/15/35 (Reg. S)		50,000	41,375
Georgia Republic 6.875% 4/12/21 (b)		495,000	519,750
German Federal Republic:
0.5% 2/15/26(Reg. S)	EUR	575,000	649,642
1.5% 2/15/23	EUR	520,000	635,739
Hungarian Republic:
5.375% 3/25/24		594,000	660,035
5.75% 11/22/23		1,410,000	1,593,822
7.625% 3/29/41		1,100,000	1,514,700
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,196,557
3.375% 4/15/23 (b)		555,000	534,380
4.75% 1/8/26 (b)		745,000	770,100
4.875% 5/5/21 (b)		490,000	521,127
5.25% 1/17/42 (b)		715,000	682,222
5.375% 10/17/23		400,000	430,366
5.95% 1/8/46 (b)		730,000	757,391
6.625% 2/17/37 (b)		1,450,000	1,574,751
6.75% 1/15/44 (b)		490,000	541,660
7.75% 1/17/38 (b)		2,645,000	3,167,033
8.5% 10/12/35 (Reg. S)		2,385,000	3,030,775
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		2,560,000	2,562,330
7.125% 3/31/16 (Reg. S)		100,000	100,091
7.25% 4/15/19 (b)		2,685,000	2,745,002
8.25% 4/15/24 (b)		1,000,000	1,008,450
8.25% 9/30/25 (b)		250,000	252,402
Ivory Coast 5.75% 12/31/32		3,150,000	2,775,938
Kazakhstan Republic:
5.125% 7/21/25 (b)		715,000	724,867
6.5% 7/21/45 (b)		645,000	647,387
Lebanese Republic:
4% 12/31/17		1,989,000	1,971,596
5.45% 11/28/19		575,000	564,961
Panamanian Republic:
6.7% 1/26/36		320,000	400,000
8.875% 9/30/27		285,000	405,413
9.375% 4/1/29		365,000	541,113
Peruvian Republic 4% 3/7/27 (p)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		565,000	838,248
9.5% 2/2/30		745,000	1,229,780
Provincia de Cordoba 12.375% 8/17/17 (b)		1,990,000	2,089,500
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,400,000	1,346,478
Republic of Armenia:
6% 9/30/20 (b)		2,256,000	2,182,680
7.15% 3/26/25 (b)		995,000	957,688
Republic of Iceland 5.875% 5/11/22 (b)		560,000	640,855
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,375,000	2,749,863
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,285,246
Republic of Serbia:
6.75% 11/1/24 (b)		2,080,873	2,153,704
7.25% 9/28/21 (b)		1,450,000	1,629,510
Romanian Republic:
4.375% 8/22/23 (b)		706,000	752,617
6.125% 1/22/44 (b)		534,000	641,070
Russian Federation:
4.875% 9/16/23 (b)		1,335,000	1,379,189
5% 4/29/20 (b)		625,000	652,188
5.625% 4/4/42 (b)		1,000,000	970,000
5.875% 9/16/43 (b)		1,700,000	1,686,995
12.75% 6/24/28 (Reg. S)		6,885,000	11,093,319
Turkish Republic:
3.25% 3/23/23		245,000	226,071
5.125% 3/25/22		315,000	324,856
5.625% 3/30/21		1,565,000	1,658,168
6.25% 9/26/22		680,000	741,880
6.75% 4/3/18		565,000	605,976
6.75% 5/30/40		975,000	1,087,125
6.875% 3/17/36		1,795,000	2,019,052
7% 3/11/19		685,000	749,048
7% 6/5/20		635,000	707,200
7.25% 3/5/38		1,150,000	1,349,813
7.375% 2/5/25		1,005,000	1,179,659
7.5% 11/7/19		1,765,000	1,982,783
8% 2/14/34		760,000	952,766
11.875% 1/15/30		1,305,000	2,157,557
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		670,000	672,030
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	244,595
7.75% 9/1/19 (b)		355,000	320,388
7.75% 9/1/20 (b)		548,000	490,570
7.75% 9/1/21 (b)		444,000	395,249
7.75% 9/1/22 (b)		444,000	391,919
7.75% 9/1/23 (b)		444,000	386,280
7.75% 9/1/24 (b)		321,000	276,124
7.75% 9/1/25 (b)		321,000	271,016
7.75% 9/1/26 (b)		321,000	267,589
7.75% 9/1/27 (b)		421,000	351,619
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	1,944,855
2% 9/7/25(Reg. S)	GBP	1,785,000	2,631,348
3.25% 1/22/44	GBP	1,500,000	2,493,476
4.5% 9/7/34	GBP	1,835,000	3,520,935
United Mexican States:
4% 10/2/23		1,400,000	1,439,900
4.6% 1/23/46		695,000	637,663
4.75% 3/8/44		512,000	481,280
5.55% 1/21/45		650,000	677,625
6.05% 1/11/40		670,000	745,375
United Republic of Tanzania 6.5375% 3/9/20 (c)		205,000	199,127
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,281,438
Venezuelan Republic:
9.25% 9/15/27		2,870,000	1,155,175
11.95% 8/5/31 (Reg. S)		1,875,000	764,063
12.75% 8/23/22		1,130,000	491,550
Vietnamese Socialist Republic:
1.3725% 3/12/16 (c)		207,608	207,608
4% 3/12/28 (p)		5,260,500	5,155,290
4.8% 11/19/24 (b)		1,000,000	978,887
6.75% 1/29/20 (b)		885,000	977,056
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $217,308,202)			215,497,271
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	761,080
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Coal Acquisition LLC Class B (q)		7,395	7,395
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,518,594
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (r)		19,400	291,582
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (r)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			326,182

TOTAL COMMON STOCKS
(Cost $5,639,039)			3,613,251

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	3,478,014
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%		9,000	247,500
FelCor Lodging Trust, Inc. Series A, 1.95%		18,000	452,160
			699,660

TOTAL CONVERTIBLE PREFERRED STOCKS			4,177,674

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	391,350
Annaly Capital Management, Inc.:
Series C, 7.625%		27,600	641,976
Series D, 7.50%		3,537	80,820
Boston Properties, Inc. 5.25%		17,500	446,775
CBL & Associates Properties, Inc.:
Series D, 7.375%		7,720	182,192
Series E, 6.625%		14,300	317,460
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	252,500
Corporate Office Properties Trust Series L, 7.375%		12,221	311,758
CYS Investments, Inc. Series B, 7.50%		20,900	446,842
DDR Corp. Series K, 6.25%		17,823	462,507
Digital Realty Trust, Inc. Series E, 7.00%		10,000	256,900
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,011,509
Essex Property Trust, Inc. Series H, 7.125%		9,354	239,649
First Potomac Realty Trust 7.75%		9,827	245,773
Hersha Hospitality Trust Series B, 8.00%		13,844	352,468
Hospitality Properties Trust Series D, 7.125%		10,000	255,900
LaSalle Hotel Properties Series H, 7.50%		10,000	253,500
MFA Financial, Inc. Series B, 7.50%		22,500	524,475
PS Business Parks, Inc. Series S, 6.45%		21,000	546,000
Public Storage:
Series R, 6.35%		10,500	271,320
Series S, 5.90%		20,000	517,600
Realty Income Corp. Series F, 6.625%		12,000	311,280
Regency Centers Corp. Series 6, 6.625%		5,510	144,197
Retail Properties America, Inc. 7.00%		24,109	630,450
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	466,444
Stag Industrial, Inc. Series A, 9.00%		20,000	521,000
Sun Communities, Inc. Series A, 7.125%		34,701	909,166
Taubman Centers, Inc. Series J, 6.50%		11,338	294,221
			11,286,032
TOTAL PREFERRED STOCKS
(Cost $16,169,803)			15,463,706
		Principal Amount(a)	Value

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,482,945	1,178,941
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,611,992	3,405,172
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	1,139,710
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		911,301	877,127
			6,600,950
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		1,281,075	1,268,802
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (c)		1,016,458	1,001,720
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5005% 1/30/20 (c)		1,489,950	1,482,500
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (c)		1,081,847	1,077,206
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		6,166,900	5,854,732
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (c)		3,912,480	3,876,603
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		2,493,750	2,418,938
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	960,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		16,765,279	12,626,434
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (c)		5,935,572	5,601,696
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)		4,820,182	4,775,981
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		910,425	876,284
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	334,800
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (c)		741,472	708,803
			40,593,977
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		5,306,907	4,904,484
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (c)		1,492,500	1,477,575
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)		5,298,554	5,201,113
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,842,407	2,825,523
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		6,992,646	6,340,023
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		19,344,095	15,201,170
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)		2,362,526	2,345,799
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,251,337	1,242,890
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (c)		2,000,000	1,970,000
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,990,000	1,964,289
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,594,355	4,507,063
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		1,285,062	1,287,208
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (c)		3,037,000	2,958,554
Tranche B 1LN, term loan 3.5% 6/27/20 (c)		5,123,701	5,025,480
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)		4,925,909	4,839,706
5.5% 11/21/19 (c)		2,110,697	2,073,760
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,947,033	4,885,195
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		6,746,302	6,720,329
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		4,490,685	4,277,378
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)		3,441,510	3,417,419
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		997,455	992,468
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		3,004,900	2,876,260
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)		1,913,276	1,894,545
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (c)		5,155,593	4,902,969
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (c)		2,508,197	2,458,033
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,742,240	1,646,417
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,381,501	3,305,417
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		13,987,710	12,781,270
Tranche B, term loan 6% 10/18/20 (c)		1,506,264	1,383,247
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (c)		1,613,535	1,540,926
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (c)		2,403,145	2,367,098
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,835,158
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,504,608	1,474,515
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		494,602	482,237
			123,405,518
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,108,266	2,048,539
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (c)		1,986,987	1,865,285
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0248% 4/10/20 (c)		2,899,017	2,203,253
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		3,655,104	3,437,333
Altice SA Tranche B, term loan 4.25% 12/14/22 (c)		1,748,082	1,711,879
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (c)		1,995,000	1,991,768
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,251,863	1,152,339
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	417,338
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (c)		4,211,365	4,039,415
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,485,761	1,450,163
Tranche F, term loan 3% 1/3/21 (c)		8,229,383	8,035,417
Tranche H, term loan 3.25% 8/24/21 (c)		1,000,000	982,320
Tranche I, term loan 3.5% 1/24/23 (c)		6,335,000	6,295,406
Clear Channel Communications, Inc. Tranche D, term loan 7.1885% 1/30/19 (c)		18,595,000	12,164,291
CSC Holdings LLC:
Tranche B, term loan 2.9385% 4/17/20 (c)		1,298,961	1,285,971
Tranche B, term loan 5% 10/9/22 (c)		6,790,000	6,720,403
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,195,460	3,549,175
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		2,985,000	2,899,181
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)		1,489,950	1,441,527
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,662,656	3,472,344
Tranche 2LN, term loan 7.5% 7/25/22 (c)		1,880,000	1,547,860
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		1,620,000	1,545,075
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (c)		1,942,368	1,900,607
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		1,844,182	1,816,519
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)		5,780,162	5,560,516
Tranche B 1LN, term loan 4.5625% 7/20/22 (c)		997,500	953,171
Tranche B 2LN, term loan 4.5% 5/8/20 (c)		5,000,688	4,810,661
Tranche B 6LN, term loan 4.75% 2/10/23 (c)		10,210,000	9,805,888
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (c)		3,978,317	3,772,758
Regal Cinemas Corp. Tranche B, term loan 3.803% 4/1/22 (c)		995,000	992,513
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)		11,448,966	10,542,551
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		2,563,846	2,489,494
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (c)		920,000	891,416
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (c)		1,013,348	980,415
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (c)		992,500	951,768
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)		1,472,932	1,409,713
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (c)		1,391,000	1,334,609
Tranche B 2LN, term loan 3.5081% 1/15/22 (c)		897,000	860,636
Tranche B 3LN, term loan 3.6013% 1/15/22 (c)		1,475,000	1,415,204
			114,627,644
Multiline Retail - 0.1%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (c)		2,767,879	2,768,737
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		20,503,571	20,242,151
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		6,101,580	5,609,670
			28,620,558
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		4,230,925	3,894,566
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,882,000	1,563,396
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		1,643,191	1,595,949
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)		4,003,254	2,680,379
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (c)		3,645,863	3,493,648
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (c)		8,030,000	7,862,253
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)		10,674,896	10,337,996
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)		3,137,000	411,731
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (c)		8,000,000	7,937,040
			39,776,958
Textiles, Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		1,467,190	1,000,139
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		3,430,374	3,369,279
			4,369,418

TOTAL CONSUMER DISCRETIONARY			366,382,622

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (c)		1,332,000	1,292,040
Tranche B 1LN, term loan 5.5% 11/13/21 (c)		5,945,013	5,840,975
			7,133,015
Food & Staples Retailing - 0.2%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (c)		3,735,770	3,685,449
Tranche B 3LN, term loan 5.125% 8/25/19 (c)		1,658,388	1,625,220
Tranche B 4LN, term loan 5.5% 8/25/21 (c)		15,957,415	15,571,724
Tranche B 5LN, term loan 5.5% 12/21/22 (c)		4,950,000	4,809,222
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		653,000	538,451
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,938,568	5,636,710
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,470,952	1,390,050
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,027,390
Tranche B 1LN, term loan 4.75% 10/21/21 (c)		3,411,570	3,262,314
Performance Food Group, Inc. Tranche 2LN, term loan 6% 11/14/19 (c)		2,808,152	2,808,152
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,665,395
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,383,734	3,265,304
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (c)		2,378,000	2,307,849
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)		1,118,958	1,052,660
			49,645,890
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (c)		1,481,000	1,460,014
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (c)		3,000,000	2,994,000
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (c)		2,108,202	2,092,390
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (c)		1,067,325	1,052,649
Tranche B 2LN, term loan 8.5% 8/3/23 (c)		125,000	119,063
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (c)		3,540,000	3,433,800
Keurig Green Mountain, Inc. Tranche B, term loan 2/9/23 (s)		2,500,000	2,451,050
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (c)		915,000	916,949
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (c)		480,696	480,696
			15,000,611
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		2,593,439	2,576,426

TOTAL CONSUMER STAPLES			74,355,942

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		6,807,713	2,042,314
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,085,523	1,606,142
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)		3,001,730	1,748,507
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (c)		2,316,423	972,898
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,361,447	261,234
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,108,687	457,333
			7,088,428
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (c)		973,758	929,939
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,160,939	2,144,732
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (c)		2,340,106	2,152,897
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		4,612,000	2,300,235
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		1,656,159	1,629,247
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		530,627	498,789
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (c)		6,694,004	2,590,579
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		1,937,824	1,559,948
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (c)		1,105,000	834,275
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		6,824,467	5,869,042
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		9,096,000	8,095,440
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		518,734	451,947
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		3,748,057	3,213,959
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,020,000	841,500
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)		2,589,140	913,966
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (c)		1,285,288	1,131,053
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (c)		1,287,061	463,342
Tranche B, term loan 4.25% 10/1/18 (c)		727,481	276,443
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,708,653	875,685
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,191,114
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (c)		833,495	727,224
			38,691,356

TOTAL ENERGY			45,779,784

FINANCIALS - 0.2%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		910,260	896,606
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,116,725
Tranche B 1LN, term loan 4.75% 9/11/21 (c)		1,979,045	1,751,455
			4,764,786
Diversified Financial Services - 0.1%
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (c)		2,775,000	2,653,594
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)		4,118,000	4,083,697
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (c)		553,220	414,915
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)		2,000,000	1,991,260
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		3,969,697	3,867,993
			13,011,459
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (c)		2,487,500	2,402,303
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (c)		1,485,000	1,396,212
Tranche B 4LN, term loan 8/4/22 (s)		1,765,000	1,617,181
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)		4,381,430	4,180,147
			9,595,843
Real Estate Management & Development - 0.1%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (c)		870,000	868,373
CityCenter 8.74% 7/12/16 (c)		277,613	277,613
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		1,882,000	1,806,720
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		6,218,942	5,977,958
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (c)		16,872	16,618
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		8,674,388	8,587,644
			17,534,926
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		1,484,883	1,480,428

TOTAL FINANCIALS			46,387,442

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,381,625	1,378,793
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		1,144,250	1,099,910
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (c)		1,402,500	1,398,994
			3,877,697
Health Care Providers & Services - 0.3%
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (c)		2,414,313	2,401,227
Community Health Systems, Inc.:
Tranche F, term loan 3.7449% 12/31/18 (c)		992,500	963,966
Tranche G, term loan 3.75% 12/31/19 (c)		1,970,856	1,877,654
Tranche H, term loan 4% 1/27/21 (c)		9,228,505	8,759,697
Concentra, Inc. Tranche B 1LN, term loan 4.0008% 6/1/22 (c)		995,000	977,170
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,877,331	1,869,709
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (c)		2,902,000	2,872,980
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3567% 5/1/18 (c)		2,607,327	2,603,181
Tranche B 5LN, term loan 3.1885% 3/31/17 (c)		4,309,909	4,304,521
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		6,473,536	5,421,587
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		6,235,246	6,077,806
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		2,554,070	2,410,404
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,493,750	2,437,641
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (c)		226,710	219,342
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,936,250
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		6,000,000	5,928,780
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (c)		7,520,000	7,473,000
			59,534,915
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,064,281	6,693,407
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		1,412,514	1,341,889
Concordia Healthcare Corp. Tranche B 1LN, term loan 5.25% 10/21/21 (c)		1,460,000	1,401,600
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		3,000,000	2,963,340
Grifols, S.A. Tranche B, term loan 3.4385% 2/27/21 (c)		1,478,947	1,473,564
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		3,054,662	2,886,656
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,811,711	3,789,069
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 2.89% 10/20/18 (c)		3,929,799	3,747,063
Tranche B, term loan 4% 4/1/22 (c)		8,272,525	7,723,477
Tranche BD 2LN, term loan 3.5% 2/13/19 (c)		5,387,000	5,044,548
Tranche E, term loan 3.75% 8/5/20 (c)		4,882,000	4,555,541
			34,926,747

TOTAL HEALTH CARE			105,032,766

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (c)		506,789	499,820
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	242,847
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		2,007,638	1,947,408
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		3,648,058	3,538,616
Tranche D, term loan 3.75% 6/4/21 (c)		6,042,604	5,764,644
Tranche E, term loan 3.5% 5/14/22 (c)		997,609	951,469
			12,944,804
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (c)		1,965,150	1,939,976
Building Products - 0.1%
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (c)		1,000,000	1,000,420
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)		6,978,170	6,559,479
Tranche 2LN, term loan 7.75% 4/1/22 (c)		1,260,000	1,104,604
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (c)		997,500	972,563
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		6,598,463	6,176,161
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (c)		868,164	818,965
			16,632,192
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)		3,547,356	3,440,935
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)		1,485,877	1,474,420
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		4,861,373	4,472,463
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (c)		3,140,210	2,954,498
Tranche DD, term loan 4.0038% 11/8/20 (c)		803,310	755,802
GCA Services Group, Inc. Tranche B 1LN, term loan 3/1/23 (s)		2,250,000	2,234,543
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		12,852,143	10,924,321
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		2,757,172	2,178,166
Metal Services LLC Tranche B, term loan 6% 6/30/17 (c)		1,105,717	978,560
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	501,760
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,399,223	4,250,750
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (c)		552,364	535,793
			34,702,011
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		2,845,621	2,769,728
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (c)		2,234,375	2,223,203
			4,992,931
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (c)		1,315,138	1,287,192
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)		1,287,713	1,255,521
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (c)		2,958,643	2,876,925
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,432,200	3,279,605
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		555,987	488,574
			7,900,625
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		3,000,000	2,625,000
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		3,171,582	2,635,585
			5,260,585
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (c)		2,119,688	2,096,286
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (c)		1,119,564	1,116,071
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	273,600
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		868,438	842,384
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (c)		1,879,737	1,876,222
			6,204,563
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (c)		1,117,509	1,094,756
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)		2,212,424	1,737,859
			2,832,615
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (c)		4,528,650	4,493,281
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (c)		2,279,573	2,240,387
			6,733,668

TOTAL INDUSTRIALS			101,431,162

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,708,461	1,694,367
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (c)		755,000	753,301
			2,447,668
Electronic Equipment & Components - 0.1%
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (c)		1,077,586	1,047,500
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		2,775,617	2,555,871
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	450,000
Tranche B 1LN, term loan 5% 10/16/22 (c)		1,170,000	1,117,350
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (c)		12,358,124	11,678,428
			16,849,149
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (c)		4,064,244	3,951,217
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (c)		2,760,000	2,739,300
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		941,685	866,351
			7,556,868
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		2,470,075	2,181,891
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)		1,857,902	1,833,396
First Data Corp.:
Tranche B, term loan 3.9335% 3/24/18 (c)		1,000,000	986,500
Tranche B, term loan 4.1835% 7/10/22 (c)		10,000,000	9,720,800
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	460,925
Tranche B 1LN, term loan 5% 6/17/21 (c)		1,158,241	1,130,015
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (c)		752,000	745,894
Tranche B 1LN, term loan 5.5% 5/29/21 (c)		876,106	864,611
			17,924,032
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (c)		7,000,000	6,898,290
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (c)		3,882,353	3,875,869
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (c)		4,000,000	3,988,760
Tranche D, term loan 3.25% 1/11/20 (c)		1,857,992	1,822,821
			16,585,740
Software - 0.3%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (c)		453,314	438,867
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		116,000	104,980
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)		11,751,215	11,134,276
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		668,182	529,534
5% 9/10/20 (c)		10,632,779	8,474,324
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		6,062,268	5,319,640
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (c)		1,713,788	1,609,538
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)		11,591,280	11,210,971
Tranche B 1LN, term loan 4.5% 10/30/19 (c)		3,616,317	3,516,869
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		5,207,267	4,886,135
Tranche 2LN, term loan 8% 4/9/22 (c)		1,693,000	1,506,770
SolarWinds, Inc. Tranche B, term loan 6.5% 2/5/23 (c)		2,000,000	1,914,000
Solera LLC Tranche B, term loan 2/28/23 (s)		1,750,000	1,708,438
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		4,987,500	4,778,673
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0068% 7/8/22 (c)		2,556,003	2,533,229
Tranche B 2LN, term loan 4.0179% 7/8/22 (c)		368,525	365,242
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (c)		2,466,000	2,456,753
Tranche B 1LN, term loan 4.75% 11/12/21 (c)		2,450,445	2,444,932
			64,933,171
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (c)		9,925,000	9,873,291
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,555,919	2,485,631
			12,358,922

TOTAL INFORMATION TECHNOLOGY			138,655,550

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (c)		1,761,688	1,673,603
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,775,540	2,519,968
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (c)		751,971	556,459
Tranche B 1LN, term loan 4.5% 12/2/19 (c)		974,945	916,448
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (c)		2,199,780	2,142,960
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (c)		1,129,000	1,034,920
Tranche B 1LN, term loan 6% 12/5/21 (c)		4,087,710	4,067,271
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (c)		2,000,000	1,800,000
MacDermid, Inc.:
Tranche B 2LN, term loan 5.5% 6/7/20 (c)		2,603,833	2,367,327
Tranche B 3LN, term loan 5.5% 6/7/20 (c)		2,992,500	2,719,434
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,124,325	2,046,426
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		500,000	460,000
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)		4,083,750	4,058,227
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		1,377,950	1,239,466
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,611,900	1,565,558
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,020,000	897,172
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		486,372	479,684
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,231,913	1,169,467
			31,714,390
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (c)		2,338,710	2,313,124
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)		4,730,849	4,671,713
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,004,810
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		6,083,688	5,926,546
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (c)		3,552,000	3,490,941
Tranche F, term loan 4% 10/1/22 (c)		4,630,357	4,600,862
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		2,164,506	2,045,459
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		718,186	682,277
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (c)		752,000	729,440
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		3,500,956	3,134,091
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (c)		9,135,595	9,099,236
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		2,429,833	2,305,304
			40,003,803
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,601,521	1,125,158
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	202,500
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,606,537	1,452,920
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		3,587,820	574,051
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (c)		8,020,768	6,144,470
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (c)		1,519,553	1,506,257
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (c)		307,940	270,217
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (c)		775,650	395,582
Tranche B 2LN, term loan 7.5% 4/16/20 (c)		8,806,198	3,536,657
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		722,000	557,146
Walter Energy, Inc.:
term loan 7.5% 4/1/16 (t)		195,129	195,129
Tranche B, term loan 4/1/18 (d)(s)		4,707,000	651,119
			16,611,206

TOTAL MATERIALS			88,329,399

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (c)		2,620,830	2,535,653
Tranche B, term loan 5.5% 6/24/19 (c)		12,927,091	12,777,654
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,772,361	6,570,613
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,473,731	4,208,126
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,710,363
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,737,997
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,005,369
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (c)		163,000	153,492
Tranche B 1LN, term loan 4% 4/11/20 (c)		8,868,616	8,621,005
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (s)		1,650,000	1,601,540
Tranche B 2LN, term loan 12/2/22 (s)		1,350,000	1,310,351
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		3,724,000	2,374,050
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,810,256	2,339,538
Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		1,000,000	832,500
			52,778,251
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (c)		1,036,634	987,394
Tranche D 2LN, term loan 4.1031% 3/31/19 (c)		5,358,366	5,103,844
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		9,305,000	8,271,494
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		1,342,000	865,590
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		3,000,000	3,001,890
			18,230,212

TOTAL TELECOMMUNICATION SERVICES			71,008,463

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		220,769	209,951
6.375% 8/13/19 (c)		3,336,131	3,172,660
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)		2,996,222	2,812,703
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,589,368	2,817,654
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	206,455
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		6,183,177	5,889,477
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,508,926	2,705,355
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,722,590
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		5,371,144	4,763,560
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,990,000	1,696,475
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		586,980	550,293
			27,547,173
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (c)		1,812,000	761,040
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (c)		2,629,307	394,396
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (c)		1,806,350	1,681,405
			2,836,841
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (c)		2,503,128	2,420,425
Tranche B 4LN, term loan 4% 10/31/20 (c)		3,708,162	3,562,913
Tranche B 5LN, term loan 3.5% 5/28/22 (c)		1,492,500	1,411,114
Tranche B 6LN, term loan 4% 1/1/23 (c)		3,675,000	3,546,375
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,653,000	4,628,293
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		449,987	447,737
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)		6,840,227	6,190,406
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,817,810	2,254,248
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (c)		2,883,169	2,450,693
			26,912,204

TOTAL UTILITIES			57,296,218

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,190,351,336)			1,094,659,348

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.4375% 12/14/19 (c)		803,814	787,737
Goldman Sachs 1.4375% 12/14/19 (c)		688,889	675,111
Mizuho 1.4375% 12/14/19 (c)		323,008	316,548
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,682,865)			1,779,396

Bank Notes - 1.0%
Bank of America NA:
1.65% 3/26/18		$22,324,000	$22,232,405
1.75% 6/5/18		64,045,000	63,640,876
5.3% 3/15/17		3,467,000	3,584,497
Capital One NA 1.65% 2/5/18		18,801,000	18,560,253
Discover Bank:
(Delaware) 3.2% 8/9/21		23,245,000	23,088,724
3.1% 6/4/20		22,584,000	22,461,437
8.7% 11/18/19		2,958,000	3,390,282
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,001,011
KeyBank NA 6.95% 2/1/28		1,977,000	2,559,391
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	15,054,765
Regions Bank 7.5% 5/15/18		24,647,000	27,166,885
Wachovia Bank NA 6% 11/15/17		2,243,000	2,407,405
TOTAL BANK NOTES
(Cost $214,227,669)			216,147,931

Preferred Securities - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(e)	EUR	$3,325,000	$3,048,591
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (e)		2,887,000	2,210,746
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(e)	EUR	2,150,000	2,049,298
FINANCIALS - 1.0%
Banks - 0.8%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(e)	EUR	1,590,000	1,459,216
BAC Capital Trust XIV 4% (c)(e)		1,245,000	882,152
Banco Do Brasil SA 9% (b)(c)(e)		2,215,000	1,302,856
Bank of America Corp.:
6.1% (c)(e)		8,141,000	8,123,242
6.25% (c)(e)		5,325,000	5,314,686
6.5% (c)(e)		3,000,000	3,129,262
Barclays Bank PLC 7.625% 11/21/22		34,625,000	35,747,172
Barclays PLC:
6.625% (c)(e)		19,750,000	16,866,785
8.25% (c)(e)		5,470,000	5,286,924
BNP Paribas SA:
6.125% (c)(e)	EUR	2,245,000	2,312,653
7.375% (b)(c)(e)		3,830,000	3,589,586
Citigroup, Inc.:
5.875% (c)(e)		4,305,000	4,117,425
5.95% (c)(e)		2,285,000	2,153,503
5.95% (c)(e)		9,945,000	9,522,242
6.125% (c)(e)		6,140,000	6,160,530
6.3% (c)(e)		7,100,000	6,769,987
Credit Agricole SA:
6.625% (b)(c)(e)		18,240,000	16,299,855
6.625% (Reg. S) (c)(e)		6,710,000	5,996,273
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,710,268
Intesa Sanpaolo SpA 7% (Reg. S) (c)(e)	EUR	3,530,000	3,581,259
JPMorgan Chase & Co.:
5.3% (c)(e)		4,745,000	4,705,465
6% (c)(e)		10,420,000	10,365,610
6.1% (c)(e)		2,440,000	2,489,613
6.75% (c)(e)		8,120,000	8,650,867
Lloyds Banking Group PLC 7.5% (c)(e)		1,365,000	1,294,556
Royal Bank of Scotland Group PLC:
7.5% (c)(e)		2,285,000	2,091,174
8% (c)(e)		2,410,000	2,231,875
Societe Generale 8% (b)(c)(e)		4,055,000	3,847,445
Wells Fargo & Co. 5.875% (c)(e)		3,470,000	3,716,925
			180,719,406
Capital Markets - 0.1%
Credit Suisse Group AG 6.25% (b)(c)(e)		5,000,000	4,525,683
Deutsche Bank AG 7.5% (c)(e)		3,400,000	2,959,281
Goldman Sachs Group, Inc. 5.375% (c)(e)		3,250,000	3,149,375
			10,634,339
Consumer Finance - 0.0%
American Express Co. 4.9% (c)(e)		6,100,000	5,460,204
Diversified Financial Services - 0.1%
Credit Agricole SA 8.125% (b)(c)(e)		5,955,000	5,595,587
Magnesita Finance Ltd.:
8.625% (b)(e)		650,000	330,375
8.625% (Reg. S) (e)		200,000	101,654
			6,027,616

TOTAL FINANCIALS			202,841,565

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(e)		6,820,000	3,178,552
7.5% (Reg. S) (e)		100,000	46,607
			3,225,159
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (e)		3,125,000	885,216
TOTAL PREFERRED SECURITIES
(Cost $233,029,091)			214,260,575
		Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (u)
(Cost $551,777,387)		551,777,387	551,777,387

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.375%	3/16/16	6,800,000	$43,771
Option on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.50%	3/16/16	13,400,000	66,382
Option on a credit default swap with Credit Swiss International to buy protection on the 5-Year iTraxx Europe Crossover Series 24 Index expiring December 2020 exercise rate 4.375%	3/16/16	8,250,000	53,104

TOTAL PUT OPTIONS			163,257

TOTAL PURCHASED SWAPTIONS
(Cost $488,361)			163,257
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $23,209,691,213)			22,858,805,883
NET OTHER ASSETS (LIABILITIES) - (3.1)%			(684,902,381)
NET ASSETS - 100%			$22,173,903,502

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 3/1/46	$(12,700,000)	$(13,022,461)
3.5% 3/1/46	(49,800,000)	(52,183,543)
3.5% 3/1/46	(49,800,000)	(52,183,543)
3.5% 3/1/46	(23,900,000)	(25,043,909)
3.5% 3/1/46	(66,900,000)	(70,101,985)
4% 3/1/46	(12,000,000)	(12,803,437)
4% 3/1/46	(4,400,000)	(4,694,594)
4% 3/1/46	(17,700,000)	(18,885,070)
4% 3/1/46	(17,700,000)	(18,885,070)
4% 3/1/46	(8,200,000)	(8,749,015)
4% 3/1/46	(4,400,000)	(4,694,594)
4% 3/1/46	(3,800,000)	(4,054,422)
4% 3/1/46	(14,100,000)	(15,044,039)
4.5% 3/1/46	(3,300,000)	(3,584,110)

TOTAL FANNIE MAE		(303,929,792)

Freddie Mac
4% 3/1/46	(25,300,000)	(26,958,802)
4% 3/1/46	(7,600,000)	(8,098,296)

TOTAL FREDDIE MAC		(35,057,098)

Ginnie Mae
4% 3/1/46	(20,350,000)	(21,733,367)
TOTAL TBA SALE COMMITMENTS
(Proceeds $360,969,738)		$(360,720,257)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
31 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2016	2,917,062	$115,207
25 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	March 2016	4,617,923	406,200
67 TME 10 Year Canadian Note Contracts (Canada)	June 2016	7,010,488	(16,455)
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	March 2016	4,048,424	86,647
TOTAL BOND INDEX CONTRACTS			591,599
Treasury Contracts
6 CBOT 10 Year U.S. Treasury Note Contracts (United States)	June 2016	783,094	544
76 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2016	16,609,563	(15,586)
121 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2016	14,639,109	(5,914)
27 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2016	4,442,344	(8,706)
4 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	June 2016	564,438	54
TOTAL TREASURY CONTRACTS			(29,608)

TOTAL PURCHASED			561,991

Sold
Bond Index Contracts
19 Eurex Euro-Bobl Contracts (Germany)	March 2016	2,755,818	(17,079)
36 Eurex Euro-Bund Contracts (Germany)	March 2016	6,523,706	(172,730)
40 ICE Long Gilt Contracts (United Kingdom)	June 2016	6,787,217	(12,900)
98 ICE Medium Gilt Contracts (United Kingdom)	June 2016	15,548,384	(27,008)
TOTAL BOND INDEX CONTRACTS			(229,717)
TOTAL FUTURES CONTRACTS			$332,274

The face value of futures purchased as a percentage of Net Assets is 0.3%

The face value of futures sold as a percentage of Net Assets is 0.1%

Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/1/16	EUR	Citibank, N.A.	Buy	291,000	$316,251	$313
5/13/16	CAD	JPMorgan Chase Bank, N.A.	Sell	80,000	57,979	(1,154)
5/13/16	EUR	Citibank, N.A.	Buy	306,000	341,573	(7,933)
5/13/16	EUR	Citibank, N.A.	Buy	7,920,000	8,847,844	(212,454)
5/13/16	EUR	Citibank, N.A.	Sell	662,000	721,052	(745)
5/13/16	EUR	Citibank, N.A.	Sell	806,000	907,375	28,572
5/13/16	EUR	Citibank, N.A.	Sell	806,000	909,366	30,563
5/13/16	EUR	Citibank, N.A.	Sell	2,751,000	3,037,872	38,382
5/13/16	EUR	Goldman Sachs Bank USA	Sell	938,000	1,046,324	23,597
5/13/16	EUR	Goldman Sachs Bank USA	Sell	105,793,000	115,724,847	375,882
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	173,000	192,419	(3,792)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	234,000	258,579	(3,442)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	304,000	340,549	(9,090)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	695,000	785,030	(27,253)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	3,102,000	3,428,886	(46,691)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Buy	4,657,000	5,136,252	(58,599)
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	367,000	407,671	7,521
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	371,000	422,024	17,513
5/13/16	EUR	JPMorgan Chase Bank, N.A.	Sell	584,000	648,924	12,173
5/13/16	EUR	Morgan Stanley Cap. Group	Buy	352,000	390,014	(6,219)
5/13/16	GBP	Citibank, N.A.	Buy	104,000	148,768	(3,978)
5/13/16	GBP	Citibank, N.A.	Buy	104,000	150,539	(5,749)
5/13/16	GBP	Citibank, N.A.	Buy	222,000	309,408	(336)
5/13/16	GBP	Citibank, N.A.	Sell	133,000	185,048	(117)
5/13/16	GBP	Goldman Sachs Bank USA	Sell	38,219,000	54,935,991	1,726,926
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	13,850,000	115,425	(7,683)
5/13/16	JPY	JPMorgan Chase Bank, N.A.	Sell	408,000,000	3,670,408	43,821
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,910,028

*Amount in U.S. Dollars unless otherwise noted

For the period, the average contract value for foreign currency contracts was $172,887,937. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	$(12,376)	$27,559	$15,183
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(1,273)	(9,536)	(10,809)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(45,857)	7,161	(38,696)
TOTAL BUY PROTECTION						(59,506)	25,184	(34,322)
Sell Protection
Casino Guichard Perrachon SA	BBB-	Dec. 2020	Credit Suisse International	1%	EUR 1,300,000	(173,800)	158,797	(15,003)
Deutsche Bank AG	BB+	Dec. 2020	BNP Paribas SA	1%	EUR 2,500,000	(422,695)	454,142	31,447
Pemex Project Funding Master Trust	Baa1	Sep. 2020	Barclays Bank PLC	1%	USD 3,550,000	(411,451)	153,704	(257,747)
Volkswagen Intl Finance NV	A3	Dec. 2020	BNP Paribas SA	1%	EUR 1,450,000	(68,456)	73,418	4,962
TOTAL SELL PROTECTION						(1,076,402)	840,061	(236,341)

TOTAL CREDIT DEFAULT SWAPS						$(1,135,908)	$865,245	$(270,663)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Notional amount is stated in U.S. Dollars unless otherwise noted.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2021	USD 39,040,000	3-month LIBOR	2%	$(815,537)	$0	$(815,537)
LCH	Mar. 2026	16,700,000	3-month LIBOR	2.5%	(970,139)	0	(970,139)
LCH	Mar. 2046	4,150,000	3-month LIBOR	2.75%	(508,397)	0	(508,397)

TOTAL INTEREST RATE SWAPS					$(2,294,073)	$0	$(2,294,073)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $88,329,206.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,635,063,597 or 11.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $888,731.

 (g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $72,303.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) A portion of the security sold on a delayed delivery basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,930,957.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $38,408.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,395 or 0.0% of net assets.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $78,051 and $78,051, respectively.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Coal Acquisition LLC Class B	1/28/16	$7,395

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,069,886

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$761,080	$761,080	$--	$--
Energy	3,478,014	3,478,014	--	--
Financials	11,993,087	11,985,692	--	7,395
Materials	2,518,594	2,518,594	--	--
Telecommunication Services	326,182	291,582	--	34,600
Corporate Bonds	10,110,678,611	--	10,110,678,611	--
U.S. Government and Government Agency Obligations	4,514,998,087	--	4,514,998,087	--
U.S. Government Agency - Mortgage Securities	3,441,579,219	--	3,441,579,219	--
Asset-Backed Securities	178,533,321	--	172,858,907	5,674,414
Collateralized Mortgage Obligations	579,302,017	--	579,302,017	--
Commercial Mortgage Securities	1,280,771,293	--	1,280,144,515	626,778
Municipal Securities	439,581,213	--	439,581,213	--
Foreign Government and Government Agency Obligations	215,497,271	--	213,929,663	1,567,608
Bank Loan Obligations	1,094,659,348	--	1,083,446,514	11,212,834
Sovereign Loan Participations	1,779,396	--	--	1,779,396
Bank Notes	216,147,931	--	216,147,931	--
Preferred Securities	214,260,575	--	214,260,575	--
Money Market Funds	551,777,387	551,777,387	--	--
Purchased Swaptions	163,257	--	163,257	--
Total Investments in Securities:	$22,858,805,883	$570,812,349	$22,267,090,509	$20,903,025
Derivative Instruments:
Assets
Foreign Currency Contracts	$2,305,263	$--	$2,305,263	$--
Futures Contracts	608,652	608,652	--	--
Total Assets	$2,913,915	$608,652	$2,305,263	$--
Liabilities
Foreign Currency Contracts	$(395,235)	$--	$(395,235)	$--
Futures Contracts	(276,378)	(276,378)	--	--
Swaps	(3,429,981)	--	(3,429,981)	--
Total Liabilities	$(4,101,594)	$(276,378)	$(3,825,216)	$--
Total Derivative Instruments:	$(1,187,679)	$332,274	$(1,519,953)	$--
Other Financial Instruments:
TBA Sale Commitments	$(360,720,257)	$--	$(360,720,257)	$--
Total Other Financial Instruments:	$(360,720,257)	$--	$(360,720,257)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$163,257	$0
Swaps(b)	0	(1,135,908)
Total Credit Risk	163,257	(1,135,908)
Foreign Exchange Risk
Foreign Currency Contracts(c)	2,305,263	(395,235)
Total Foreign Exchange Risk	2,305,263	(395,235)
Interest Rate Risk
Futures Contracts(d)	608,652	(276,378)
Swaps(b)	0	(2,294,073)
Total Interest Rate Risk	608,652	(2,570,451)
Total Value of Derivatives	$3,077,172	$(4,101,594)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
United Kingdom	2.8%
Mexico	1.7%
Luxembourg	1.3%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,657,913,826)	$22,307,028,496
Fidelity Central Funds (cost $551,777,387)	551,777,387
Total Investments (cost $23,209,691,213)		$22,858,805,883
Cash		2,424,575
Foreign currency held at value (cost $4,290,734)		4,330,027
Receivable for investments sold
Regular delivery		82,299,040
Delayed delivery		32,799,001
Receivable for TBA sale commitments		360,969,738
Unrealized appreciation on foreign currency contracts		2,305,263
Receivable for fund shares sold		53,491,314
Dividends receivable		295,151
Interest receivable		175,290,569
Distributions receivable from Fidelity Central Funds		183,553
Receivable from investment adviser for expense reductions		27,855
Other receivables		101,744
Total assets		23,573,323,713
Liabilities
Payable for investments purchased
Regular delivery	$231,448,685
Delayed delivery	775,864,527
TBA sale commitments, at value	360,720,257
Unrealized depreciation on foreign currency contracts	395,235
Payable for fund shares redeemed	18,733,942
Distributions payable	2,148,733
Bi-lateral OTC swaps, at value	1,135,908
Accrued management fee	5,706,042
Distribution and service plan fees payable	408,211
Payable for daily variation margin for derivative instruments	108,317
Other affiliated payables	2,652,297
Other payables and accrued expenses	98,057
Total liabilities		1,399,420,211
Net Assets		$22,173,903,502
Net Assets consist of:
Paid in capital		$22,573,050,217
Undistributed net investment income		44,606,067
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,716,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(351,036,617)
Net Assets		$22,173,903,502
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,232,778,034 ÷ 119,443,892 shares)		$10.32
Maximum offering price per share (100/96.00 of $10.32)		$10.75
Class T:
Net Asset Value and redemption price per share ($120,999,613 ÷ 11,744,370 shares)		$10.30
Maximum offering price per share (100/96.00 of $10.30)		$10.73
Class B:
Net Asset Value and offering price per share ($2,904,799 ÷ 281,269 shares)(a)		$10.33
Class C:
Net Asset Value and offering price per share ($154,357,079 ÷ 14,951,300 shares)(a)		$10.32
Total Bond:
Net Asset Value, offering price and redemption price per share ($17,575,838,686 ÷ 1,703,613,590 shares)		$10.32
Class I:
Net Asset Value, offering price and redemption price per share ($2,417,382,970 ÷ 234,669,119 shares)		$10.30
Class Z:
Net Asset Value, offering price and redemption price per share ($669,642,321 ÷ 65,003,780 shares)		$10.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016
Investment Income
Dividends		$6,328,433
Interest		408,424,033
Income from Fidelity Central Funds		1,069,886
Total income		415,822,352
Expenses
Management fee	$33,611,155
Transfer agent fees	11,439,597
Distribution and service plan fees	2,248,396
Fund wide operations fee	4,182,789
Independent trustees' compensation	44,599
Miscellaneous	23,742
Total expenses before reductions	51,550,278
Expense reductions	(35,381)	51,514,897
Net investment income (loss)		364,307,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,284,430)
Foreign currency transactions	6,061,709
Futures contracts	(852,259)
Swaps	(4,504,413)
Total net realized gain (loss)		(42,579,393)
Change in net unrealized appreciation (depreciation) on: Investment securities	(297,829,090)
Assets and liabilities in foreign currencies	1,903,507
Futures contracts	547,006
Swaps	(452,660)
Delayed delivery commitments	596,548
Total change in net unrealized appreciation (depreciation)		(295,234,689)
Net gain (loss)		(337,814,082)
Net increase (decrease) in net assets resulting from operations		$26,493,373

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$364,307,455	$553,721,327
Net realized gain (loss)	(42,579,393)	353,243,022
Change in net unrealized appreciation (depreciation)	(295,234,689)	(782,562,955)
Net increase (decrease) in net assets resulting from operations	26,493,373	124,401,394
Distributions to shareholders from net investment income	(356,062,513)	(523,227,512)
Distributions to shareholders from net realized gain	(113,896,906)	(52,368,873)
Total distributions	(469,959,419)	(575,596,385)
Share transactions - net increase (decrease)	2,347,752,165	4,814,116,048
Total increase (decrease) in net assets	1,904,286,119	4,362,921,057
Net Assets
Beginning of period	20,269,617,383	15,906,696,326
End of period (including undistributed net investment income of $44,606,067 and undistributed net investment income of $36,361,125, respectively)	$22,173,903,502	$20,269,617,383

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.162	.287	.292	.263	.322	.381
Net realized and unrealized gain (loss)	(.157)	(.224)	.382	(.468)	.438	.187
Total from investment operations	.005	.063	.674	(.205)	.760	.568
Distributions from net investment income	(.156)	(.270)	(.275)	(.250)	(.335)	(.367)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.215)	(.303)	(.384)	(.605)	(.510)	(.578)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.48	$11.29	$11.04
Total ReturnB,C,D	.05%	.58%	6.56%	(1.94)%	7.11%	5.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.76%G	.75%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.76%G	.75%	.76%	.79%	.82%	.83%
Net investment income (loss)	3.11%G	2.69%	2.76%	2.41%	2.92%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,232,778	$852,243	$639,235	$517,259	$643,995	$1,225,165
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class T

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.28	$11.03	$11.04
Income from Investment Operations
Net investment income (loss)A	.161	.285	.290	.265	.328	.386
Net realized and unrealized gain (loss)	(.157)	(.234)	.392	(.477)	.433	.186
Total from investment operations	.004	.051	.682	(.212)	.761	.572
Distributions from net investment income	(.155)	(.268)	(.273)	(.253)	(.336)	(.371)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.214)	(.301)	(.382)	(.608)	(.511)	(.582)
Net asset value, end of period	$10.30	$10.51	$10.76	$10.46	$11.28	$11.03
Total ReturnB,C,D	.04%	.47%	6.65%	(2.01)%	7.14%	5.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.78%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%G	.77%	.78%	.76%	.77%	.80%
Expenses net of all reductions	.77%G	.77%	.78%	.76%	.77%	.80%
Net investment income (loss)	3.10%G	2.67%	2.74%	2.44%	2.97%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$121,000	$101,673	$57,972	$52,848	$59,896	$60,500
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class B

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.78	$10.48	$11.29	$11.04	$11.06
Income from Investment Operations
Net investment income (loss)A	.125	.213	.217	.189	.247	.307
Net realized and unrealized gain (loss)	(.156)	(.224)	.392	(.469)	.434	.177
Total from investment operations	(.031)	(.011)	.609	(.280)	.681	.484
Distributions from net investment income	(.120)	(.196)	(.200)	(.175)	(.256)	(.293)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.179)	(.229)	(.309)	(.530)	(.431)	(.504)
Net asset value, end of period	$10.33	$10.54	$10.78	$10.48	$11.29	$11.04
Total ReturnB,C,D	(.30)%	(.12)%	5.91%	(2.61)%	6.36%	4.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of fee waivers, if any	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Expenses net of all reductions	1.46%G	1.45%	1.48%	1.48%	1.50%	1.52%
Net investment income (loss)	2.40%G	1.99%	2.04%	1.73%	2.24%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,905	$3,305	$4,460	$7,112	$11,515	$9,225
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.122	.205	.211	.185	.246	.308
Net realized and unrealized gain (loss)	(.157)	(.225)	.382	(.469)	.434	.187
Total from investment operations	(.035)	(.020)	.593	(.284)	.680	.495
Distributions from net investment income	(.116)	(.187)	(.194)	(.171)	(.255)	(.294)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.175)	(.220)	(.303)	(.526)	(.430)	(.505)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.48	$11.29	$11.04
Total ReturnB,C,D	(.33)%	(.20)%	5.75%	(2.65)%	6.34%	4.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.53%G	1.53%	1.53%	1.51%	1.51%	1.51%
Net investment income (loss)	2.34%G	1.92%	1.99%	1.69%	2.23%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$154,357	$139,264	$83,818	$79,711	$102,385	$63,867
Portfolio turnover rateH	133%G	140%I	108%	201%	155%	168%J

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.47	$11.29	$11.04	$11.05
Income from Investment Operations
Net investment income (loss)A	.178	.320	.326	.300	.363	.423
Net realized and unrealized gain (loss)	(.157)	(.224)	.392	(.478)	.434	.187
Total from investment operations	.021	.096	.718	(.178)	.797	.610
Distributions from net investment income	(.172)	(.303)	(.309)	(.287)	(.372)	(.409)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.231)	(.336)	(.418)	(.642)	(.547)	(.620)
Net asset value, end of period	$10.32	$10.53	$10.77	$10.47	$11.29	$11.04
Total ReturnB,C	.20%	.88%	7.00%	(1.70)%	7.48%	5.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.42%F	2.99%	3.07%	2.75%	3.29%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$17,575,839	$17,359,294	$14,547,801	$11,526,014	$13,963,154	$11,418,458
Portfolio turnover rateG	133%F	140%H	108%	201%	155%	168%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.27	$11.02	$11.04
Income from Investment Operations
Net investment income (loss)A	.174	.313	.319	.295	.353	.413
Net realized and unrealized gain (loss)	(.156)	(.233)	.393	(.469)	.435	.178
Total from investment operations	.018	.080	.712	(.174)	.788	.591
Distributions from net investment income	(.169)	(.297)	(.303)	(.281)	(.363)	(.400)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)	(.211)
Total distributions	(.228)	(.330)	(.412)	(.636)	(.538)	(.611)
Net asset value, end of period	$10.30	$10.51	$10.76	$10.46	$11.27	$11.02
Total ReturnB,C	.17%	.73%	6.95%	(1.67)%	7.40%	5.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.51%	.53%	.54%
Expenses net of fee waivers, if any	.50%F	.50%	.51%	.51%	.53%	.54%
Expenses net of all reductions	.50%F	.50%	.51%	.51%	.53%	.54%
Net investment income (loss)	3.36%F	2.94%	3.02%	2.69%	3.20%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,417,383	$1,266,870	$573,410	$244,911	$596,238	$531,451
Portfolio turnover rateG	133%F	140%H	108%	201%	155%	168%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

	Six months ended February 29,	Year ended August 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.182	.234
Net realized and unrealized gain (loss)	(.157)	(.167)
Total from investment operations	.025	.067
Distributions from net investment income	(.176)	(.217)
Distributions from net realized gain	(.059)	–
Total distributions	(.235)	(.217)
Net asset value, end of period	$10.30	$10.51
Total ReturnC,D	.25%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	3.51%G	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$669,642	$546,968
Portfolio turnover rateH	133%G	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31,2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$422,427,440
Gross unrealized depreciation	(736,130,887)
Net unrealized appreciation (depreciation) on securities	$(313,703,447)
Tax cost	$23,172,509,330

At the prior fiscal period end, the Fund was required to defer approximately $1,162,429 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(391,262)	$(358,841)
Swaps	(36,731)	(45,342)
Total Credit Risk	(427,993)	(404,183)
Foreign Exchange Risk
Foreign Currency Contracts	5,600,152	1,969,409
Interest Rate Risk
Futures Contracts	(852,259)	547,006
Swaps	(4,467,682)	(407,318)
Total Interest Rate Risk	(5,319,941)	139,688
Totals(a)	$(147,782)	$1,704,914

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,069,047,106 and $1,415,069,758, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,362,492	$29,293
Class T	-%	.25%	139,119	–
Class B	.65%	.25%	13,857	10,008
Class C	.75%	.25%	732,928	238,909
			$2,248,396	$278,210

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$72,476
Class T	7,542
Class B(a)	636
Class C(a)	20,997
$101,651

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$828,712.15
Class T	93,766.17
Class B	3,173.21
Class C	125,445.17
Total Bond	8,777,263.10
Class I	1,580,032.15
Class Z	31,206.01
	$11,439,597

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,631.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,053 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,080,199.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,526.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,855.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015(a)
From net investment income
Class A	$16,423,837	$19,261,143
Class T	1,669,834	1,998,555
Class B	35,413	71,894
Class C	1,646,026	2,070,818
Total Bond	291,103,550	468,456,666
Class I	34,516,027	28,443,167
Class Z	10,667,826	2,925,269
Total	$356,062,513	$523,227,512
From net realized gain
Class A	$5,050,451	$2,146,775
Class T	600,521	193,116
Class B	17,887	13,138
Class C	809,224	303,573
Total Bond	97,033,225	47,388,889
Class I	7,167,461	2,323,382
Class Z	3,218,137	–
Total	$113,896,906	$52,368,873

 (a) Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015A	Six months ended February 29, 2016	Year ended August 31, 2015A
Class A
Shares sold	51,252,823	46,571,257	$534,268,141	$499,377,221
Reinvestment of distributions	2,007,926	1,930,629	20,847,273	20,670,065
Shares redeemed	(14,750,324)	(26,903,901)	(152,929,250)	(288,269,536)
Net increase (decrease)	38,510,425	21,597,985	$402,186,164	$231,777,750
Class T
Shares sold	3,593,739	6,974,914	$37,240,034	$74,605,782
Reinvestment of distributions	214,353	199,988	2,224,003	2,136,905
Shares redeemed	(1,735,591)	(2,893,126)	(17,960,063)	(30,963,185)
Net increase (decrease)	2,072,501	4,281,776	$21,503,974	$45,779,502
Class B
Shares sold	36,305	54,717	$375,454	$586,026
Reinvestment of distributions	4,206	6,657	43,768	71,357
Shares redeemed	(72,951)	(161,541)	(758,003)	(1,731,933)
Net increase (decrease)	(32,440)	(100,167)	$(338,781)	$(1,074,550)
Class C
Shares sold	3,693,344	8,235,348	$38,320,203	$88,316,556
Reinvestment of distributions	210,068	196,619	2,184,738	2,104,956
Shares redeemed	(2,175,659)	(2,989,581)	(22,551,999)	(31,990,728)
Net increase (decrease)	1,727,753	5,442,386	$17,952,942	$58,430,784
Total Bond
Shares sold	259,873,499	1,119,099,210	$2,699,439,818	$12,023,173,893
Reinvestment of distributions	35,833,546	46,138,120	372,225,501	493,997,692
Shares redeemed	(241,070,841)	(866,846,007)	(2,495,510,114)	(9,307,894,830)
Net increase (decrease)	54,636,204	298,391,323	$576,155,205	$3,209,276,755
Class I
Shares sold	147,577,010	96,458,549	$1,541,326,029	$1,031,052,872
Reinvestment of distributions	3,807,778	2,698,883	39,419,258	28,838,468
Shares redeemed	(37,237,478)	(31,950,235)	(385,659,059)	(340,167,664)
Net increase (decrease)	114,147,310	67,207,197	$1,195,086,228	$719,723,676
Class Z
Shares sold	16,453,978	56,087,638	$170,976,873	$592,975,149
Reinvestment of distributions	1,339,083	276,639	13,885,807	2,920,079
Shares redeemed	(4,821,352)	(4,332,206)	(49,656,247)	(45,693,097)
Net increase (decrease)	12,971,709	52,032,071	$135,206,433	$550,202,131

 A Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period- September 1, 2015 to February 29, 2016B
Class A	.76%
Actual		$1,000.00	$1,000.50	$3.78
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class T	.77%
Actual		$1,000.00	$1,000.40	$3.83
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class B	1.46%
Actual		$1,000.00	$997.00	$7.25
Hypothetical-C		$1,000.00	$1,017.60	$7.32
Class C	1.53%
Actual		$1,000.00	$996.70	$7.60
Hypothetical-C		$1,000.00	$1,017.26	$7.67
Total Bond	.45%
Actual		$1,000.00	$1,002.00	$2.24
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,001.70	$2.49
Hypothetical-C		$1,000.00	$1,022.38	$2.51
Class Z	.36%
Actual		$1,000.00	$1,002.50	$1.79
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2014.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TBD-SANN-0416
1.783111.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 25, 2016